Filed Pursuant to Rule 485(b)

Registration No. 2-71299

811-3153

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 230	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 236	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Albaneze, Esq.	John V. O’Hanlon, Esq.
Associate General Counsel	Dechert LLP
Russell Investment Company	One International Place, 40th Floor
1301 Second Avenue, 18th Floor	100 Oliver Street
Seattle, Washington 98101	Boston, Massachusetts 02110
206-505-4846	617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 1, 2017, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on , pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Russell Investment Company

March 1, 2017
U.S. Equity Funds
U.S. Core Equity Fund* Class/Ticker: A/RSQAX, A1/RAAHX, A2/RAAMX, A3/RAARX, C/REQSX, C1/RACNX, E/REAEX, I#/REASX, R6/RUCRX, S/RLISX, T/RAAUX, Y/REAYX
U.S. Defensive Equity Fund* Class/Ticker: A/REQAX, A1/RDFAX, A2/RDFSX, A3/RDFMX, C/REQCX, C1/RDFCX, E/REQEX, I#/REDSX, R6/RUDRX, S/REQTX, T/RDFUX, Y/REUYX
U.S. Dynamic Equity Fund* Class/Ticker: A/RSGAX, A1/RDYAX, A2/RDYSX, A3/RDYMX, C/RSGCX, C1/RDYCX, E/RSGEX, I#/RSGIX, R6/RDYRX, S/RSGSX, T/RDYTX, Y/RSGTX
U.S. Strategic Equity Fund* Class/Ticker: A/RSEAX, A1/RUSAX, A2/RUSSX, A3/RUSMX, C/RSECX, C1/RCUSX, E/RSEEX, R6/RESRX, S/RSESX, T/RUSTX
U.S. Large Cap Equity Fund* Class/Ticker: A/RLCZX, A1/RLFAX, A2/RLFSX, A3/RLFMX, C/RLCCX, C1/RLFCX, R6/RULRX, S/RLCSX, T/RLFTX
U.S. Mid Cap Equity Fund* Class/Ticker: A/RMCAX, A1/RMZAX, A2/RMZSX, A3/RMZMX, C/RMCCX, C1/RMZCX, R6/RUMRX, S/RMCSX, T/RMZTX
U.S. Small Cap Equity Fund* Class/Ticker: A/RLACX, A1/RUNAX, A2/RUNSX, A3/RUNMX, C/RLECX, C1/RUNCX, E/REBEX, I#/REBSX, R6/RSCRX, S/RLESX, T/RUNTX, Y/REBYX
International and Global Equity Funds
International Developed Markets Fund* Class/Ticker: A/RLNAX, A1/RNTEX, A2/RNTSX, A3/RNTMX, C/RLNCX, C1/RNTHX, E/RIFEX, I#/RINSX, R6/RIDRX, S/RINTX, T/RNTTX, Y/RINYX
Global Equity Fund* Class/Ticker: A/RGEAX, A1/RGDAX, A2/RGDSX, A3/RGDMX, C/RGECX, C1/RGDCX, E/RGEEX, R6/RGLRX, S/RGESX, T/RGDTX, Y/RLGYX
Emerging Markets Fund* Class/Ticker: A/REMAX, A1/RMMAX, A2/RMMSX, A3/RMMMX, C/REMCX, C1/RMMDX, E/REMEX, R6/REGRX, S/REMSX, T/RMMTX, Y/REMYX
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund* Class/Ticker: A/RTLAX, A1/RTMAX, A2/RTMSX, A3/RTMMX, C/RTLCX, C1/RTMDX, E/RTLEX, S/RETSX, T/RTMTX
Tax-Managed U.S. Mid & Small Cap Fund* Class/Ticker: A/RTSAX, A1/RTOAX, A2/RTOSX, A3/RTOMX, C/RTSCX, C1/RTOCX, E/ RTSEX, S/RTSSX, T/RTOUX
Tax-Managed International Equity Fund* Class/Ticker: A/RTNAX, A1/RTIBX, A2/RTILX, A3/RTIMX, C/RTNCX, C1/RTIDX, E/RTNEX, S/RTNSX, T/RTIUX
Fixed Income Funds
Global Opportunistic Credit Fund* Class/Ticker: A/RGCAX, A1/RGOAX, A2/RGOSX, A3/RGOMX, C/RGCCX, C1/RGODX, E/RCCEX, R6/RGCRX, S/RGCSX, T/RGOTX, Y/RGCYX
Unconstrained Total Return Fund Class/Ticker: A/RUTAX, A1/RUCAX, A2/RUCSX, A3/RUCMX, C/RUTCX, C1/RUCCX, E/RUTEX, R6/RUTRX, S/RUTSX, T/RUCTX, Y/RUTYX
Strategic Bond Fund* Class/Ticker: A/RFDAX, A1/RSYAX, A2/RSYSX, A3/RSYMX, C/RFCCX, C1/RSYCX, E/RFCEX, I#/RFCSX, R6/RSBRX, S/RFCTX, T/RSYTX, Y/RFCYX
Investment Grade Bond Fund* Class/Ticker: A/RFAAX, A1/RIWAX, A2/RIWSX, A3/RIWMX, C/RFACX, C1/RIWCX, E/RFAEX, I#/RFASX, R6/RIGRX, S/RFATX, T/RIWTX, Y/RFAYX
Short Duration Bond Fund* Class/Ticker: A/RSBTX, A1/RSDAX, A2/RSDSX, A3/RSDMX, C/RSBCX, C1/RSDCX, E/RSBEX, R6/RDBRX, S/RFBSX, T/RSDTX, Y/RSBYX
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund** Class/Ticker: A/RTHAX, A1/RHYGX, A2/RHYSX, A3/RHYMX, C/RTHCX, C1/RHYDX, E/RTHEX, S/RTHSX, T/RHYTX
Tax-Exempt Bond Fund*** Class/Ticker: A/RTEAX, A1/RBCAX, A2/RBCSX, A3/RBCMX, C/RTECX, C1/RBCDX, E/RTBEX, S/RLVSX, T/RBCUX
Alternative Funds
Commodity Strategies Fund* Class/Ticker: A/RCSAX, A1/RCOAX, A2/RCOSX, A3/RCOMX, C/RCSCX, C1/RCODX, E/RCSEX, R6/RCSRX, S/RCCSX, T/RCOTX, Y/RCSYX
Global Infrastructure Fund* Class/Ticker: A/RGIAX, A1/RGFBC, A2/RGFSX, A3/RGFMX, C/RGCIX, C1/RGFDX, E/RGIEX, R6/RGIRX, S/RGISX, T/RGFTX, Y/RGIYX
Global Real Estate Securities Fund* Class/Ticker: A/RREAX, A1/RETAX, A2/RETRX, A3/RETMX, C/RRSCX, C1/RETDX, E/RREEX, R6/RRSRX, S/RRESX, T/RETTX, Y/RREYX
Specialty Funds
Multi-Strategy Income Fund* Class/Ticker: A/RMYAX, A1/RGYAX, A2/RGYSX, A3/RGYMX, C/RMYCX, C1/RGYCX, E/RMYEX, R6/ RMIRX, S/RMYSX, T/RGYTX, Y/RMYYX
Multi-Asset Growth Strategy Fund Class/Ticker: A/RAZAX, A1/RMAKX, A2/RMASX, A3/RMAMS, C/RAZCX, C1/RMADX, E/RMGEX, R6/RMGRX, S/RMGSX, T/RMATX, Y/RMGYX
Strategic Call Overwriting Fund* Class/Ticker: A/ROWAX, A1/RCAAX, A2/RCASX, A3/RCAMX, C/ROWCX, C1/RCADX, E/ROWEX, R6/ROWRX, S/ROWSX, T/RCAUX
Class A2, Class A3 and Class C1 Shares are not currently being offered to investors and are not available for sale in any state.
* Effective March 1, 2017, the Fund removed “Russell” from its name.
** Prior to March 1, 2017, the Fund’s name was Russell Tax Exempt High Yield Bond Fund.
*** Prior to March 1, 2017, the Fund’s name was Russell Tax Exempt Bond Fund.
# Effective March 1, 2017, Class I Shares will not be offered to new shareholders and may only be purchased by existing Class I shareholders in a Fund.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
800-787-7354

Risk/Return Summary
U.S. Core Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, I, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Total Annual Fund Operating Expenses
Class A Shares	0.55%	0.25%	0.29%	1.09%	(0.00)%	1.09%
Class A1 Shares	0.55%	0.25%	0.29%	1.09%	(0.00)%	1.09%
Class A2 Shares	0.55%	0.25%	0.29%	1.09%	(0.00)%	1.09%
Class A3 Shares	0.55%	0.25%	0.29%	1.09%	(0.00)%	1.09%
Class C Shares	0.55%	0.75%	0.54%	1.84%	(0.00)%	1.84%
Class C1 Shares	0.55%	1.00%	0.29%	1.84%	(0.00)%	1.84%
Class E Shares	0.55%	None	0.54%	1.09%	(0.00)%	1.09%
Class I Shares	0.55%	None	0.29%	0.84%	(0.04)%	0.80%
Class R6 Shares	0.55%	None	0.14%	0.69%	(0.02)%	0.67%
Class S Shares	0.55%	None	0.29%	0.84%	(0.04)%	0.80%
Class T Shares	0.55%	None	0.29%	0.84%	(0.10)%	0.74%
Class Y Shares	0.55%	None	0.09%	0.64%	(0.00)%	0.64%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6, Class T and Class Y Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$680	$903	$1,143	$1,831
Class A1	$359	$589	$ 838	$1,549
Class A2	$458	$685	$ 932	$1,636
Class A3	$408	$637	$ 885	$1,593
Class C	$187	$580	$ 997	$2,162
Class C1	$287	$580	$ 997	$2,162
Class E	$111	$348	$ 603	$1,332
Class I	$ 82	$265	$ 464	$1,037
Class R6	$ 69	$220	$ 384	$ 861
Class S	$ 82	$265	$ 464	$1,037
Class T	$ 76	$259	$ 458	$1,032
Class Y	$ 66	$206	$ 359	$ 802
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1	$187	$580	$997	$2,162
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund.  RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	4.67%	12.12%	5.04%
Return Before Taxes, Class A1	8.31%	12.89%	5.42%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	10.24%	12.62%	4.99%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	11.08%	13.47%	5.69%
Return Before Taxes, Class I	11.46%	13.84%	6.00%
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	11.32%	13.75%	5.91%
Return Before Taxes, Class Y	11.46%	13.92%	6.06%
Return Before Taxes, Class S	11.32%	13.75%	5.91%
Return After Taxes on Distributions, Class S	8.70%	10.98%	4.36%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	8.57%	10.67%	4.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Barrow, Hanley, Mewhinney & Strauss, LLC	• Suffolk Capital Management, LLC
• Brandywine Global Investment Management, LLC	• Sustainable Growth Advisers, LP
• Jacobs Levy Equity Management, Inc.
Portfolio Manager
David Hintz, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since November 2011.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
U.S. Defensive Equity Fund
Investment Objective (Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, I, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.17%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.55%	0.25%	0.48%	1.28%	(0.00)%	1.28%
Class A1 Shares	0.55%	0.25%	0.48%	1.28%	(0.00)%	1.28%
Class A2 Shares	0.55%	0.25%	0.48%	1.28%	(0.00)%	1.28%
Class A3 Shares	0.55%	0.25%	0.48%	1.28%	(0.00)%	1.28%
Class C Shares	0.55%	0.75%	0.73%	2.03%	(0.00)%	2.03%
Class C1 Shares	0.55%	1.00%	0.48%	2.03%	(0.00)%	2.03%
Class E Shares	0.55%	None	0.73%	1.28%	(0.00)%	1.28%
Class I Shares	0.55%	None	0.48%	1.03%	(0.04)%	0.99%
Class R6 Shares	0.55%	None	0.33%	0.88%	(0.02)%	0.86%
Class S Shares	0.55%	None	0.48%	1.03%	(0.04)%	0.99%
Class T Shares	0.55%	None	0.48%	1.03%	(0.10)%	0.93%
Class Y Shares	0.55%	None	0.28%	0.83%	(0.00)%	0.83%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$698	$957	$1,237	$2,031
Class A1 Shares	$377	$646	$ 934	$1,756
Class A2 Shares	$476	$742	$1,027	$1,841
Class A3 Shares	$426	$694	$ 981	$1,798
Class C Shares	$206	$636	$1,093	$2,358
Class C1 Shares	$306	$636	$1,093	$2,358
Class E Shares	$130	$406	$ 702	$1,545
Class I Shares	$101	$324	$ 564	$1,255
Class R6 Shares	$ 88	$279	$ 485	$1,082
Class S Shares	$101	$324	$ 564	$1,255
Class T Shares	$ 95	$318	$ 559	$1,250
Class Y Shares	$ 85	$265	$ 460	$1,025
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$206	$636	$1,093	$2,358
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund's investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the

Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund.  RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate overtime.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective August 15, 2012, RIM changed the Fund's primary benchmark from the Russell 1000® Index to the Russell 1000® Defensive Index.  The U.S. Defensive Equity Linked Benchmark represents the returns of the Russell 1000® Index through August 14, 2012 and the returns of the Russell 1000® Defensive Index thereafter. The U.S. Defensive Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	3.71%	11.53%	4.72%
Return Before Taxes, Class A1	7.27%	12.30%	5.10%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	9.21%	12.02%	4.67%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	10.02%	12.87%	5.36%
Return Before Taxes, Class I	10.39%	13.23%	5.67%
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	10.31%	13.14%	5.59%
Return Before Taxes, Class Y	10.52%	13.36%	5.76%
Return Before Taxes, Class S	10.31%	13.14%	5.59%
Return After Taxes on Distributions, Class S	8.20%	12.45%	5.00%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	7.57%	10.51%	4.45%
Russell 1000® Defensive IndexTM (reflects no deduction for fees, expenses or taxes)	8.86%	13.64%	7.10%
U.S. Defensive Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	8.86%	13.79%	6.66%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Coho Partners, Ltd.	• J.P. Morgan Investment Management Inc.
• Jacobs Levy Equity Management, Inc.	• Mar Vista Investment Partners, LLC
Portfolio Managers
James Barber, Chief Investment Officer of Equities, and Megan Roach, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Barber and Ms. Roach have managed the Fund since February 2017.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
U.S. Dynamic Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, I, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.17%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.48%	1.53%	(0.00)%	1.53%
Class A1 Shares	0.80%	0.25%	0.48%	1.53%	(0.00)%	1.53%
Class A2 Shares	0.80%	0.25%	0.48%	1.53%	(0.00)%	1.53%
Class A3 Shares	0.80%	0.25%	0.48%	1.53%	(0.00)%	1.53%
Class C Shares	0.80%	0.75%	0.73%	2.28%	(0.00)%	2.28%
Class C1 Shares	0.80%	1.00%	0.48%	2.28%	(0.00)%	2.28%
Class E Shares	0.80%	None	0.73%	1.53%	(0.00)%	1.53%
Class I Shares	0.80%	None	0.48%	1.28%	(0.04)%	1.24%
Class R6 Shares	0.80%	None	0.33%	1.13%	(0.02)%	1.11%
Class S Shares	0.80%	None	0.48%	1.28%	(0.04)%	1.24%
Class T Shares	0.80%	None	0.48%	1.28%	(0.10)%	1.18%
Class Y Shares	0.80%	None	0.28%	1.08%	(0.00)%	1.08%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$722	$1,032	$1,364	$2,299
Class A1 Shares	$402	$ 723	$1,066	$2,033
Class A2 Shares	$501	$ 818	$1,158	$2,115
Class A3 Shares	$451	$ 770	$1,112	$2,074
Class C Shares	$232	$ 714	$1,223	$2,620
Class C1 Shares	$332	$ 714	$1,223	$2,620
Class E Shares	$156	$ 485	$ 837	$1,829
Class I Shares	$127	$ 403	$ 701	$1,547
Class R6 Shares	$114	$ 359	$ 623	$1,379
Class S Shares	$127	$ 403	$ 701	$1,547
Class T Shares	$121	$ 398	$ 695	$1,542
Class Y Shares	$111	$ 345	$ 598	$1,323
For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$232	$714	$1,223	$2,620
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 120/20 strategy) pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.

•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective August 15, 2012, RIM changed the Fund's primary benchmark from the Russell 1000® Growth Index to the Russell 1000® Dynamic IndexTM. The U.S. Dynamic Equity Linked Benchmark represents the returns of the Russell 1000® Growth Index through August 14, 2012 and the returns of the Russell 1000® Dynamic IndexTM thereafter. The U.S. Dynamic Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	7.24%	13.27%	6.55%
Return Before Taxes, Class A1	11.05%	14.02%	6.90%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	13.08%	13.76%	6.37%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	13.90%	14.60%	7.17%
Return Before Taxes, Class I	14.31%	15.03%	7.57%
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	14.15%	14.91%	7.43%
Return Before Taxes, Class Y	14.39%	15.15%	7.62%
Return Before Taxes, Class S	14.15%	14.91%	7.43%
Return After Taxes on Distributions, Class S	12.77%	11.72%	5.85%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	9.13%	11.05%	5.57%
Russell 1000® Dynamic IndexTM (reflects no deduction for fees, expenses or taxes)	12.90%	15.64%	6.74%
U.S. Dynamic Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	12.90%	15.64%	8.87%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• AJO, LP	• Pzena Investment Management, LLC
• Jacobs Levy Equity Management, Inc.	• Suffolk Capital Management, LLC
Portfolio Manager
David Hintz, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since July 2010.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
U.S. Strategic Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.05%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A1 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A2 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class A3 Shares	0.74%	0.25%	0.33%	1.32%	(0.25)%	1.07%
Class C Shares	0.74%	0.75%	0.58%	2.07%	(0.25)%	1.82%
Class C1 Shares	0.74%	1.00%	0.33%	2.07%	(0.25)%	1.82%
Class E Shares	0.74%	None	0.58%	1.32%	(0.25)%	1.07%
Class R6 Shares	0.74%	None	0.18%	0.92%	(0.25)%	0.67%
Class S Shares	0.74%	None	0.33%	1.07%	(0.25)%	0.82%
Class T Shares	0.74%	None	0.33%	1.07%	(0.33)%	0.74%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, A1, A2, A3, C, C1, E, R6 and S shares, and 0.10% of its transfer agency fees for Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$678	$947	$1,237	$2,058
Class A1 Shares	$357	$635	$ 935	$1,784
Class A2 Shares	$456	$731	$1,027	$1,869
Class A3 Shares	$406	$683	$ 981	$1,826
Class C Shares	$185	$626	$1,093	$2,385
Class C1 Shares	$285	$626	$1,093	$2,385
Class E Shares	$110	$395	$ 702	$1,574
Class R6 Shares	$ 69	$270	$ 487	$1,114
Class S Shares	$ 84	$317	$ 568	$1,289
Class T Shares	$ 76	$309	$ 561	$1,281
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$185	$626	$1,093	$2,385
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies.  The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund.  RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	4.46%	10.88%
Return Before Taxes, Class A1	8.03%	11.73%
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	9.99%	11.55%
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	10.79%	12.38%
Return Before Taxes, Class R6	N/A	N/A
Return Before Taxes, Class T	11.07%	12.65%
Return Before Taxes, Class S	11.07%	12.65%
Return After Taxes on Distributions, Class S	9.62%	10.45%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	7.45%	9.53%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	13.89%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• AJO, LP	• Jacobs Levy Equity Management, Inc.
• Barrow, Hanley, Mewhinney & Strauss, LLC	• Suffolk Capital Management, LLC
• Brandywine Global Investment Management, LLC	• William Blair Investment Management, LLC
Portfolio Manager
David Hintz, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since the Fund’s inception.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.

U.S. Large Cap Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, R6, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.31%	1.26%	(0.14)%	1.12%
Class A1 Shares	0.70%	0.25%	0.31%	1.26%	(0.14)%	1.12%
Class A2 Shares	0.70%	0.25%	0.31%	1.26%	(0.14)%	1.12%
Class A3 Shares	0.70%	0.25%	0.31%	1.26%	(0.14)%	1.12%
Class C Shares	0.70%	0.75%	0.56%	2.01%	(0.14)%	1.87%
Class C1 Shares	0.70%	1.00%	0.31%	2.01%	(0.14)%	1.87%
Class R6 Shares	0.70%	None	0.16%	0.86%	(0.16)%	0.70%
Class S Shares	0.70%	None	0.31%	1.01%	(0.14)%	0.87%
Class T Shares	0.70%	None	0.31%	1.01%	(0.24)%	0.77%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class R6 Shares and 0.10% of its transfer agency fees for Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$682	$937	$1,212	$1,994
Class A1 Shares	$361	$625	$ 909	$1,718
Class A2 Shares	$460	$721	$1,002	$1,803
Class A3 Shares	$410	$673	$ 956	$1,761
Class C Shares	$190	$616	$1,068	$2,322
Class C1 Shares	$290	$616	$1,068	$2,322
Class R6 Shares	$ 71	$257	$ 459	$1,041
Class S Shares	$ 88	$306	$ 542	$1,219
Class T Shares	$ 78	$296	$ 532	$1,210
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$190	$616	$1,068	$2,322
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
•	Long-Term Viability Risk. The Fund has relatively low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	4.13%	10.73%
Return Before Taxes, Class A1	7.71%	11.49%
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	9.64%	11.25%
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class R6	N/A	N/A
Return Before Taxes, Class T	10.83%	12.37%
Return Before Taxes, Class S	10.83%	12.37%
Return After Taxes on Distributions, Class S	9.54%	10.42%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	7.18%	9.54%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	13.39%
S&P® is a registered trademark of Standard & Poor's Financial Services LLC.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Ceredex Value Advisors LLC	• TCW Investment Management Company, LLC
• Jacobs Levy Equity Management, Inc.	• William Blair Investment Management, LLC
• Sustainable Growth Advisers, LP
Portfolio Manager
David Hintz, a Senior Portfolio Manager has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since February 2012.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
U.S. Mid Cap Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and

299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, R6, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.37%	1.42%	(0.20)%	1.22%
Class A1 Shares	0.80%	0.25%	0.37%	1.42%	(0.20)%	1.22%
Class A2 Shares	0.80%	0.25%	0.37%	1.42%	(0.20)%	1.22%
Class A3 Shares	0.80%	0.25%	0.37%	1.42%	(0.20)%	1.22%
Class C Shares	0.80%	0.75%	0.62%	2.17%	(0.20)%	1.97%
Class C1 Shares	0.80%	1.00%	0.37%	2.17%	(0.20)%	1.97%
Class R6 Shares	0.80%	None	0.22%	1.02%	(0.22)%	0.80%
Class S Shares	0.80%	None	0.37%	1.17%	(0.20)%	0.97%
Class T Shares	0.80%	None	0.37%	1.17%	(0.30)%	0.87%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.02% of its transfer agency fees for Class R6 Shares and 0.10% of its transfer agency fees for Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$693	$981	$1,291	$2,168
Class A1 Shares	$372	$670	$ 991	$1,898
Class A2 Shares	$470	$766	$1,083	$1,981
Class A3 Shares	$421	$718	$1,037	$1,939
Class C Shares	$200	$661	$1,149	$2,493
Class C1 Shares	$300	$661	$1,149	$2,493
Class R6 Shares	$ 82	$304	$ 544	$1,234
Class S Shares	$ 99	$353	$ 627	$1,408
Class T Shares	$ 89	$343	$ 617	$1,399
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$200	$661	$1,149	$2,493
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium capitalization U.S. companies but may also invest in common stocks of small capitalization companies. The Fund defines medium capitalization stocks as stocks of those companies represented by the Russell MidCap® Index or within the capitalization range of the Russell MidCap® Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
•	Long-Term Viability Risk. The Fund has relatively low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	7.45%	10.19%
Return Before Taxes, Class A1	11.16%	10.95%
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	13.08%	10.70%
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class R6	N/A	N/A
Return Before Taxes, Class T	14.25%	11.80%
Return Before Taxes, Class S	14.25%	11.80%
Return After Taxes on Distributions, Class S	12.89%	9.24%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	9.04%	8.75%
Russell MidCap® Index (reflects no deduction for fees, expenses or taxes)	13.80%	12.96%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Ceredex Value Advisors LLC	• Jacobs Levy Equity Management, Inc.
• Elk Creek Partners, LLC
Portfolio Managers
Jon Eggins, a Senior Portfolio Manager, and Megan Roach, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since December 2013 and Ms. Roach has managed the Fund since March 2015.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.

U.S. Small Cap Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, I, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A1 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A2 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class A3 Shares	0.70%	0.25%	0.30%	1.25%	(0.00)%	1.25%
Class C Shares	0.70%	0.75%	0.55%	2.00%	(0.00)%	2.00%
Class C1 Shares	0.70%	1.00%	0.30%	2.00%	(0.00)%	2.00%
Class E Shares	0.70%	None	0.55%	1.25%	(0.00)%	1.25%
Class I Shares	0.70%	None	0.30%	1.00%	(0.04)%	0.96%
Class R6 Shares	0.70%	None	0.15%	0.85%	(0.02)%	0.83%
Class S Shares	0.70%	None	0.30%	1.00%	(0.04)%	0.96%
Class T Shares	0.70%	None	0.30%	1.00%	(0.10)%	0.90%
Class Y Shares	0.70%	None	0.10%	0.80%	(0.00)%	0.80%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$695	$948	$1,221	$1,997
Class A1 Shares	$374	$636	$ 918	$1,721
Class A2 Shares	$473	$732	$1,011	$1,806
Class A3 Shares	$423	$684	$ 964	$1,763
Class C Shares	$203	$627	$1,076	$2,325
Class C1 Shares	$303	$627	$1,076	$2,325
Class E Shares	$127	$396	$ 685	$1,509
Class I Shares	$ 98	$314	$ 547	$1,218
Class R6 Shares	$ 84	$268	$ 468	$1,044
Class S Shares	$ 98	$314	$ 547	$1,218
Class T Shares	$ 92	$308	$ 541	$1,213
Class Y Shares	$ 81	$255	$ 443	$ 987
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$203	$627	$1,076	$2,325
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Micro capitalization company stocks are also more likely to suffer from significantly diminished market liquidity.
•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2012, RIM changed the Fund's primary benchmark from the Russell 2500TM Index to the Russell 2000® Index. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500TM Index through December 31, 2011 and the returns of the Russell 2000® Index thereafter. The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	14.48%	12.62%	5.40%
Return Before Taxes, Class A1	18.43%	13.41%	5.78%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	20.53%	13.11%	5.35%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	21.45%	13.99%	6.05%
Return Before Taxes, Class I	21.87%	14.35%	6.35%
Return Before Taxes, Class R6	22.02%	14.47%	6.45%
Return Before Taxes, Class T	21.76%	14.26%	6.27%
Return Before Taxes, Class Y	22.04%	14.48%	6.45%
Return Before Taxes, Class S	21.76%	14.26%	6.27%
Return After Taxes on Distributions, Class S	21.57%	12.52%	5.03%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	12.48%	11.11%	4.76%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%
U.S. Small Cap Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.65%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Ancora Advisors, LLC	• Falcon Point Capital, LLC
• Cardinal Capital Management, L.L.C.	• Jacobs Levy Equity Management, Inc.
• Copeland Capital Management, LLC	• PENN Capital Management Company, Inc.
• DePrince, Race & Zollo, Inc.	• Robeco Investment Management, Inc., dba Boston Partners
• EAM Investors, LLC	• Timpani Capital Management, LLC
Portfolio Managers
Jon Eggins, a Senior Portfolio Manager, and Megan Roach, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since May 2011 and Ms. Roach has managed the Fund since March 2015.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
International Developed Markets Fund
Investment Objective (Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, I, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A1 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A2 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class A3 Shares	0.70%	0.25%	0.31%	1.26%	(0.00)%	1.26%
Class C Shares	0.70%	0.75%	0.56%	2.01%	(0.00)%	2.01%
Class C1 Shares	0.70%	1.00%	0.31%	2.01%	(0.00)%	2.01%
Class E Shares	0.70%	None	0.56%	1.26%	(0.00)%	1.26%
Class I Shares	0.70%	None	0.31%	1.01%	(0.04)%	0.97%
Class R6 Shares	0.70%	None	0.16%	0.86%	(0.02)%	0.84%
Class S Shares	0.70%	None	0.31%	1.01%	(0.04)%	0.97%
Class T Shares	0.70%	None	0.31%	1.01%	(0.10)%	0.91%
Class Y Shares	0.70%	None	0.11%	0.81%	(0.00)%	0.81%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$696	$951	$1,226	$2,009
Class A1 Shares	$375	$639	$ 924	$1,734
Class A2 Shares	$474	$735	$1,017	$1,819
Class A3 Shares	$424	$687	$ 970	$1,776
Class C Shares	$204	$630	$1,083	$2,337
Class C1 Shares	$304	$630	$1,083	$2,337
Class E Shares	$128	$399	$ 691	$1,522
Class I Shares	$ 99	$317	$ 554	$1,232
Class R6 Shares	$ 86	$272	$ 474	$1,058
Class S Shares	$ 99	$317	$ 554	$1,232
Class T Shares	$ 93	$311	$ 548	$1,226
Class Y Shares	$ 83	$258	$ 449	$1,001
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$204	$630	$1,083	$2,337

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed ex-U.S. Large Cap Index or within the capitalization range of the Russell Developed ex-U.S. Large Cap Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments.

Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIM changed the Fund’s primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings).  The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net of tax on dividends from foreign holdings) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(3.76)%	5.13%	(0.43)%
Return Before Taxes, Class A1	(0.41)%	5.85%	(0.05)%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	1.35%	5.59%	(0.46)%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	2.13%	6.39%	0.20%
Return Before Taxes, Class I	2.49%	6.74%	0.48%
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	2.41%	6.65%	0.42%
Return Before Taxes, Class Y	2.58%	6.86%	0.56%
Return Before Taxes, Class S	2.41%	6.65%	0.42%
Return After Taxes on Distributions, Class S	2.13%	6.36%	(0.21)%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	2.10%	5.40%	0.50%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	2.42%	6.36%	1.14%
International Developed Markets Linked Benchmark (reflects no deduction for fees or expenses)	2.42%	6.36%	0.64%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Barrow, Hanley, Mewhinney & Strauss, LLC	• Pzena Investment Management, LLC
• MFS Institutional Advisors, Inc.	• Wellington Management Company LLP
• Numeric Investors LLC
Portfolio Manager
Jon Eggins, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since February 2015.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Global Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.95%	0.25%	0.30%	1.50%	(0.00)%	1.50%
Class A1 Shares	0.95%	0.25%	0.30%	1.50%	(0.00)%	1.50%
Class A2 Shares	0.95%	0.25%	0.30%	1.50%	(0.00)%	1.50%
Class A3 Shares	0.95%	0.25%	0.30%	1.50%	(0.00)%	1.50%
Class C Shares	0.95%	0.75%	0.55%	2.25%	(0.00)%	2.25%
Class C1 Shares	0.95%	1.00%	0.30%	2.25%	(0.00)%	2.25%
Class E Shares	0.95%	None	0.55%	1.50%	(0.00)%	1.50%
Class R6 Shares	0.95%	None	0.15%	1.10%	(0.02)%	1.08%
Class S Shares	0.95%	None	0.30%	1.25%	(0.00)%	1.25%
Class T Shares	0.95%	None	0.30%	1.25%	(0.10)%	1.15%
Class Y Shares	0.95%	None	0.10%	1.05%	(0.00)%	1.05%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$718	$1,020	$1,344	$2,258
Class A1 Shares	$398	$ 711	$1,046	$1,991
Class A2 Shares	$497	$ 806	$1,137	$2,073
Class A3 Shares	$448	$ 758	$1,091	$2,032
Class C Shares	$228	$ 702	$1,203	$2,580
Class C1 Shares	$328	$ 702	$1,203	$2,580
Class E Shares	$152	$ 473	$ 816	$1,785
Class R6 Shares	$110	$ 346	$ 602	$1,333
Class S Shares	$127	$ 395	$ 684	$1,506
Class T Shares	$117	$ 385	$ 674	$1,497
Class Y Shares	$107	$ 333	$ 577	$1,277
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$228	$702	$1,203	$2,580

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed Large Cap Index or within the capitalization range of the Russell Developed Large Cap Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments.

Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIM changed the Fund’s primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net of tax on dividends from foreign holdings) through December 31, 2010 and the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) thereafter. The Global Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Year	Since Inception
Return Before Taxes, Class A	0.92%	9.05%	2.80%
Return Before Taxes, Class A1	4.38%	9.79%	3.13%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	6.34%	9.52%	2.63%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	7.09%	10.33%	3.40%
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	7.45%	10.62%	3.67%
Return Before Taxes, Class Y	7.54%	10.83%	3.82%
Return Before Taxes, Class S	7.45%	10.62%	3.67%
Return After Taxes on Distributions, Class S	5.60%	9.26%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	6.01%	8.48%	2.94%
Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	7.70%	10.68%	4.05%
Global Equity Linked Benchmark (reflects no deduction for fees or expenses)	7.70%	10.68%	3.93%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Harris Associates L.P.	• Sanders Capital, LLC
• MFS Institutional Advisors, Inc.	• Wellington Management Company LLP
• Polaris Capital Management, LLC
Portfolio Manager
Jon Eggins, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since February 2015.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Emerging Markets Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A1 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A2 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class A3 Shares	1.15%	0.25%	0.38%	1.78%	(0.06)%	1.72%
Class C Shares	1.15%	0.75%	0.63%	2.53%	(0.06)%	2.47%
Class C1 Shares	1.15%	1.00%	0.38%	2.53%	(0.06)%	2.47%
Class E Shares	1.15%	None	0.63%	1.78%	(0.06)%	1.72%
Class R6 Shares	1.15%	None	0.23%	1.38%	(0.06)%	1.32%
Class S Shares	1.15%	None	0.38%	1.53%	(0.06)%	1.47%
Class T Shares	1.15%	None	0.38%	1.53%	(0.14)%	1.39%
Class Y Shares	1.15%	None	0.18%	1.33%	(0.04)%	1.29%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 1.109%. This waiver may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal year ended October 31, 2016 but did not reflect a full year of waiver.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,099	$1,481	$2,549
Class A1 Shares	$421	$ 792	$1,187	$2,292
Class A2 Shares	$519	$ 886	$1,278	$2,371
Class A3 Shares	$470	$ 839	$1,233	$2,332
Class C Shares	$251	$ 783	$1,342	$2,866
Class C1 Shares	$351	$ 783	$1,342	$2,866
Class E Shares	$175	$ 556	$ 961	$2,095
Class R6 Shares	$135	$ 433	$ 752	$1,658
Class S Shares	$150	$ 479	$ 831	$1,824
Class T Shares	$142	$ 471	$ 823	$1,817
Class Y Shares	$132	$ 419	$ 727	$1,603
For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$251	$783	$1,342	$2,866
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid securities.”
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value and market-oriented) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund.  RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may invest in other investment companies and pooled investment vehicles. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
•	Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
•	Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. To the extent the Fund invests in securities and instruments that are economically tied to the People’s Republic of China (“PRC”), such investments are generally subject to all of the risks of investments in non-U.S. and emerging market securities. These risks, including but not limited to, the risks of price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, currency devaluation by the PRC’s government or central bank and restrictions on repatriation of assets may be heightened to the extent the Fund has exposure to securities or other instruments of issuers in the PRC.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIM changed the Fund’s primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter. The Emerging Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark.  After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	4.78%	(0.05)%	1.25%
Return Before Taxes, Class A1	8.39%	0.64%	1.59%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	10.30%	0.38%	1.08%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	11.20%	1.15%	1.85%
Return Before Taxes, Class R6	11.58%	1.58%	2.25%
Return Before Taxes, Class T	11.46%	1.40%	2.10%
Return Before Taxes, Class Y	11.67%	1.60%	2.26%
Return Before Taxes, Class S	11.46%	1.40%	2.10%
Return After Taxes on Distributions, Class S	11.70%	1.35%	1.54%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	7.24%	1.48%	2.15%
Russell Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	10.17%	2.32%	2.39%
Emerging Markets Linked Benchmark (reflects no deduction for fees or expenses)	10.17%	2.32%	2.24%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• AllianceBernstein L.P.	• Numeric Investors LLC
• Consilium Investment Management, LLC	• Oaktree Capital Management, L.P.
• Delaware Investments Fund Advisers, a Series of Delaware Management Business Trust	• Westwood Management Corp.
• Harding Loevner LP
Portfolio Manager
Gustavo Galindo, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Galindo has managed the Fund since November 2011.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Tax-Managed U.S. Large Cap Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.28%	1.23%	(0.00)%	1.23%
Class A1 Shares	0.70%	0.25%	0.28%	1.23%	(0.00)%	1.23%
Class A2 Shares	0.70%	0.25%	0.28%	1.23%	(0.00)%	1.23%
Class A3 Shares	0.70%	0.25%	0.28%	1.23%	(0.00)%	1.23%
Class C Shares	0.70%	0.75%	0.53%	1.98%	(0.00)%	1.98%
Class C1 Shares	0.70%	1.00%	0.28%	1.98%	(0.00)%	1.98%
Class E Shares	0.70%	None	0.53%	1.23%	(0.00)%	1.23%
Class S Shares	0.70%	None	0.28%	0.98%	(0.00)%	0.98%
Class T Shares	0.70%	None	0.28%	0.98%	(0.10)%	0.88%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$693	$942	$1,211	$1,976
Class A1 Shares	$372	$630	$ 908	$1,700
Class A2 Shares	$471	$726	$1,001	$1,785
Class A3 Shares	$421	$678	$ 955	$1,742
Class C Shares	$201	$621	$1,067	$2,305
Class C1 Shares	$301	$621	$1,067	$2,305
Class E Shares	$125	$390	$ 675	$1,487
Class S Shares	$100	$312	$ 541	$1,200
Class T Shares	$ 90	$302	$ 531	$1,190
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$201	$621	$1,067	$2,305
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index as measured at its most recent reconstitution. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from its portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is appropriate in that case to do so or as a result of redemption activity.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value and market-oriented) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund's assets that RIM determines not to manage based upon model portfolios provided by the Fund's money managers. This includes assets managed directly by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of

Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	3.06%	11.99%	5.40%
Return Before Taxes, Class A1	6.61%	12.76%	5.77%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	8.51%	12.50%	5.24%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	9.35%	13.33%	6.04%
Return Before Taxes, Class T	9.59%	13.62%	6.30%
Return Before Taxes, Class S	9.59%	13.62%	6.30%
Return After Taxes on Distributions, Class S	9.38%	13.23%	6.06%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.61%	10.93%	5.06%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
S&P® is a registered trademark of Standard & Poor's Financial Services LLC.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Barrow, Hanley, Mewhinney & Strauss, LLC	• Pzena Investment Management, LLC
• J.P. Morgan Investment Management Inc.	• Sustainable Growth Advisers, LP
• Mar Vista Investment Partners, LLC

Portfolio Manager
David Hintz, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since September 2013.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Tax-Managed U.S. Mid & Small Cap Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A1 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A2 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class A3 Shares	0.98%	0.25%	0.32%	1.55%	(0.02)%	1.53%
Class C Shares	0.98%	0.75%	0.57%	2.30%	(0.05)%	2.25%
Class C1 Shares	0.98%	1.00%	0.32%	2.30%	(0.05)%	2.25%
Class E Shares	0.98%	None	0.57%	1.55%	(0.05)%	1.50%
Class S Shares	0.98%	None	0.32%	1.30%	(0.05)%	1.25%
Class T Shares	0.98%	None	0.32%	1.30%	(0.10)%	1.20%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of it advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.05% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$722	$1,036	$1,372	$2,318
Class A1 Shares	$402	$ 727	$1,074	$2,053
Class A2 Shares	$501	$ 822	$1,166	$2,134
Class A3 Shares	$451	$ 774	$1,120	$2,093
Class C Shares	$229	$ 715	$1,228	$2,637
Class C1 Shares	$329	$ 715	$1,228	$2,637
Class E Shares	$153	$ 486	$ 842	$1,846
Class S Shares	$128	$ 409	$ 711	$1,569
Class T Shares	$123	$ 404	$ 706	$1,564
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$229	$715	$1,228	$2,637
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium and small capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index or within the capitalization range of the Russell 2500™ Index as measured at its most recent reconstitution.  The Fund seeks to realize capital growth while considering shareholder tax consequences arising from its portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is most appropriate in that case to do so or as a result of redemption activity.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund's assets that RIM determines not to manage based upon model portfolios provided by the Fund's money managers. This includes assets managed directly by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	7.79%	10.99%	6.62%
Return Before Taxes, Class A1	11.62%	11.79%	7.00%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	13.35%	11.51%	6.46%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	14.47%	12.36%	7.27%
Return Before Taxes, Class T	14.73%	12.62%	7.53%
Return Before Taxes, Class S	14.73%	12.62%	7.53%
Return After Taxes on Distributions, Class S	14.73%	11.83%	6.98%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	8.34%	9.99%	6.03%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	17.59%	14.54%	7.69%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Chartwell Investment Partners, LLC	• Snow Capital Management, L.P.
• Luther King Capital Management Corporation	• Summit Creek Advisors, LLC
• Netols Asset Management, Inc.
Portfolio Managers
Jon Eggins, a Senior Portfolio Manager, and Megan Roach, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since September 2013 and Ms. Roach has managed the Fund since March 2015.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.

Tax-Managed International Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long-term capital growth on an after-tax basis.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.85%	0.25%	0.36%	1.46%	(0.12)%	1.34%
Class A1 Shares	0.85%	0.25%	0.36%	1.46%	(0.12)%	1.34%
Class A2 Shares	0.85%	0.25%	0.36%	1.46%	(0.12)%	1.34%
Class A3 Shares	0.85%	0.25%	0.36%	1.46%	(0.12)%	1.34%
Class C Shares	0.85%	0.75%	0.61%	2.21%	(0.12)%	2.09%
Class C1 Shares	0.85%	1.00%	0.36%	2.21%	(0.12)%	2.09%
Class E Shares	0.85%	None	0.61%	1.46%	(0.12)%	1.34%
Class S Shares	0.85%	None	0.36%	1.21%	(0.12)%	1.09%
Class T Shares	0.85%	None	0.36%	1.21%	(0.22)%	0.99%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of it advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.89% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$1,000	$1,318	$2,216
Class A1 Shares	$383	$ 690	$1,019	$1,947
Class A2 Shares	$482	$ 785	$1,111	$2,030
Class A3 Shares	$433	$ 738	$1,065	$1,988
Class C Shares	$212	$ 681	$1,176	$2,539
Class C1 Shares	$312	$ 681	$1,176	$2,539
Class E Shares	$137	$ 451	$ 788	$1,741
Class S Shares	$112	$ 374	$ 656	$1,460
Class T Shares	$101	$ 364	$ 646	$1,451
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$212	$681	$1,176	$2,539
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies economically tied to non-U.S. countries, including emerging market countries, and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. Under normal market conditions, the Fund will invest at least 40%, and may invest up to 100%, of its assets in equity securities economically tied to non-U.S. countries. The Fund may also invest in equity securities of U.S. companies. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Global ex-U.S. Large Cap Index or within the capitalization range of the Russell Global ex-U.S. Large Cap Index. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is most appropriate in that case to do so or as a result of redemption activity.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund's assets that RIM determines not to manage based upon model portfolios provided by the Fund's money managers. This includes assets managed directly by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	(0.63)%	(8.63)%
Return Before Taxes, Class A1	2.71%	(6.76)%
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	4.53%	(5.89)%
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	5.31%	(5.23)%
Return Before Taxes, Class T	5.68%	(4.94)%
Return Before Taxes, Class S	5.68%	(4.94)%
Return After Taxes on Distributions, Class S	5.34%	(5.18)%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.89%	(3.60)%
Russell Global Large Cap ex-U.S. Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	4.30%	(4.69)%
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• AllianceBernstein L.P.	• Janus Capital Management LLC and Perkins Investment Management LLC
• Delaware Investments Fund Advisers, a series of Delaware Management Business Trust	• Pzena Investment Management, LLC
• Fiera Capital Inc.	• RWC Asset Advisors (US) LLC
Portfolio Manager
Jon Eggins, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since the Fund’s inception.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Global Opportunistic Credit Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide total return.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and

299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A1 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A2 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class A3 Shares	1.00%	0.25%	0.33%	1.58%	(0.44)%	1.14%
Class C Shares	1.00%	0.75%	0.58%	2.33%	(0.44)%	1.89%
Class C1 Shares	1.00%	1.00%	0.33%	2.33%	(0.44)%	1.89%
Class E Shares	1.00%	None	0.58%	1.58%	(0.44)%	1.14%
Class R6 Shares	1.00%	None	0.18%	1.18%	(0.34)%	0.84%
Class S Shares	1.00%	None	0.33%	1.33%	(0.44)%	0.89%
Class T Shares	1.00%	None	0.33%	1.33%	(0.42)%	0.91%
Class Y Shares	1.00%	None	0.13%	1.13%	(0.32)%	0.81%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, 0.10% of its transfer agency fees for Class T Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$487	$813	$1,163	$2,146
Class A1 Shares	$363	$694	$1,048	$2,044
Class A2 Shares	$462	$790	$1,140	$2,126
Class A3 Shares	$413	$742	$1,094	$2,085
Class C Shares	$192	$685	$1,205	$2,631
Class C1 Shares	$292	$685	$1,205	$2,631
Class E Shares	$116	$455	$ 818	$1,840
Class R6 Shares	$ 86	$341	$ 616	$1,401
Class S Shares	$ 91	$378	$ 686	$1,562
Class T Shares	$ 93	$380	$ 688	$1,564
Class Y Shares	$ 83	$327	$ 591	$1,345
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$192	$685	$1,205	$2,631
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include total return swaps, index credit default swaps and to be announced (“TBA”) securities. The Fund also purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in convertible securities, including contingent convertible securities. A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in variable and floating rate securities. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk the Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
•	High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The Global Opportunistic Credit Blended Benchmark is a composite index consisting of 60% Bank of America Merrill Lynch Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified

Index. The Global Opportunistic Credit Blended Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Year	Since Inception
Return Before Taxes, Class A	7.02%	4.01%	3.80%
Return Before Taxes, Class A1	8.31%	4.27%	4.00%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	10.26%	4.00%	3.65%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	11.15%	4.80%	4.43%
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	11.53%	5.08%	4.71%
Return Before Taxes, Class Y	11.48%	5.14%	4.79%
Return Before Taxes, Class S	11.53%	5.08%	4.71%
Return After Taxes on Distributions, Class S	9.36%	2.76%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	6.50%	2.93%	2.68%
Bank of America Merrill Lynch Global High Yield Index (USD hedged) (reflects no deduction for fees, expenses or taxes)	16.21%	8.25%	7.49%
Global Opportunistic Credit Blended Benchmark (reflects no deduction for fees, expenses or taxes)	13.79%	7.33%	6.76%
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:

• Axiom Alternative Investments SARL	• Lazard Asset Management LLC
• DDJ Capital Management, LLC	• Oaktree Capital Management, L.P.
• DuPont Capital Management Corporation	• THL Credit Advisors LLC
Portfolio Manager
Keith Brakebill, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Brakebill has managed the Fund since August 2011.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Unconstrained Total Return Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide total return.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.00%	0.25%	0.46%	0.02%	1.73%	(0.54)%	1.19%
Class A1 Shares	1.00%	0.25%	0.46%	0.02%	1.73%	(0.54)%	1.19%
Class A2 Shares	1.00%	0.25%	0.46%	0.02%	1.73%	(0.54)%	1.19%
Class A3 Shares	1.00%	0.25%	0.46%	0.02%	1.73%	(0.54)%	1.19%
Class C Shares	1.00%	0.75%	0.71%	0.02%	2.48%	(0.54)%	1.94%
Class C1 Shares	1.00%	1.00%	0.46%	0.02%	2.48%	(0.54)%	1.94%
Class E Shares	1.00%	None	0.71%	0.02%	1.73%	(0.54)%	1.19%
Class R6 Shares	1.00%	None	0.31%	0.02%	1.33%	(0.56)%	0.77%
Class S Shares	1.00%	None	0.46%	0.02%	1.48%	(0.54)%	0.94%
Class T Shares	1.00%	None	0.46%	0.02%	1.48%	(0.64)%	0.84%
Class Y Shares	1.00%	None	0.26%	0.02%	1.28%	(0.54)%	0.74%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund. The Fund's proportionate share of these operating expenses are reflected under “Acquired Fund Fees and Expenses.”
“Other Expenses” are based on estimated amounts for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years
Class A Shares	$492	$849
Class A1 Shares	$368	$730
Class A2 Shares	$467	$825
Class A3 Shares	$418	$778
Class C Shares	$197	$721
Class C1 Shares	$297	$721
Class E Shares	$121	$492
Class R6 Shares	$ 79	$366
Class S Shares	$ 96	$415
Class T Shares	$ 86	$405
Class Y Shares	$ 76	$353
For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years
Class C1 Shares	$197	$721
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period September 23, 2016 through October 31, 2016, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund seeks to achieve its objective by opportunistically investing in a broad range of fixed income securities across sectors, the globe and the credit quality and maturity spectrums, with an emphasis on higher-yielding securities. The Fund’s fixed income investments may include U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt), emerging markets debt securities (including Brady Bonds), convertible securities, high yield fixed income securities, investment grade fixed income securities and mortgage-backed and asset-backed securities. The Fund may also invest in other asset classes in order to seek to achieve its objective, including equity securities.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries also include frontier market countries, which are less developed than traditional emerging market countries. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund also purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may enter into repurchase agreements and reverse repurchase agreements. The Fund may invest in money market securities and commercial paper, including asset-backed commercial paper. The Fund may invest in bank obligations. A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in variable and floating rate securities. The Fund may invest in puts, stand-by commitments and demand notes, including variable rate demand notes. The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds. Depending upon market conditions, RIM may determine to allocate a significant portion of the Fund's assets to cash in order to seek to achieve the Fund's objective. The Fund may expose all or a portion of its cash to changes in interest rates or market/sector returns by purchasing derivatives. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, as amended, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.

•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Puts, Stand-by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Reverse Repurchase Agreements. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. The Fund may lose money if the market value of the security transferred by the Fund declines below the repurchase price.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk the Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
•	Non-Diversification Risk . Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
•	High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
•	Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
•	New Fund Risk. The Fund is a new Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• H2O AM LLP	• Putnam Investment Management, LLC
• Post Advisory Group, LLC	• THL Credit Advisors LLC
Portfolio Manager
Adam Smears, Head of Fixed Income Research, has primary responsibility for the management of the Fund. Mr. Smears has managed the Fund since its inception.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Strategic Bond Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, I, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A1 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A2 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class A3 Shares	0.49%	0.25%	0.29%	1.03%	(0.06)%	0.97%
Class C Shares	0.49%	0.75%	0.54%	1.78%	(0.06)%	1.72%
Class C1 Shares	0.49%	1.00%	0.29%	1.78%	(0.06)%	1.72%
Class E Shares	0.49%	None	0.54%	1.03%	(0.06)%	0.97%
Class I Shares	0.49%	None	0.29%	0.78%	(0.08)%	0.70%
Class R6 Shares	0.49%	None	0.14%	0.63%	(0.04)%	0.59%
Class S Shares	0.49%	None	0.29%	0.78%	(0.08)%	0.70%
Class T Shares	0.49%	None	0.29%	0.78%	(0.12)%	0.66%
Class Y Shares	0.49%	None	0.09%	0.58%	(0.02)%	0.56%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.466%. This waiver may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$470	$684	$915	$1,579
Class A1 Shares	$346	$563	$797	$1,470
Class A2 Shares	$445	$660	$892	$1,557
Class A3 Shares	$396	$611	$845	$1,513
Class C Shares	$175	$554	$957	$2,087
Class C1 Shares	$275	$554	$957	$2,087
Class E Shares	$ 99	$321	$561	$1,251
Class I Shares	$ 71	$240	$424	$ 955
Class R6 Shares	$ 60	$197	$346	$ 779
Class S Shares	$ 71	$240	$424	$ 955
Class T Shares	$ 67	$236	$420	$ 952
Class Y Shares	$ 57	$183	$320	$ 721
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$175	$554	$977	$2,087
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.

The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(0.84)%	2.07%	3.93%
Return Before Taxes, Class A1	0.35%	2.31%	4.10%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	2.11%	2.07%	3.67%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	2.91%	2.84%	4.36%
Return Before Taxes, Class I	3.32%	3.15%	4.65%
Return Before Taxes, Class R6	3.42%	3.26%	4.75%
Return Before Taxes, Class T	3.23%	3.10%	4.62%
Return Before Taxes, Class Y	3.43%	3.27%	4.75%
Return Before Taxes, Class S	3.23%	3.10%	4.62%
Return After Taxes on Distributions, Class S	1.32%	1.63%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	1.94%	1.80%	2.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Colchester Global Investors Limited	• Schroder Investment Management North America Inc.
• Logan Circle Partners, L.P.	• Scout Investments, Inc.
• Pareto Investment Management Limited	• Western Asset Management Company and Western Asset Management Company Limited
Portfolio Managers
Gerard Fitzpatrick, Chief Investment Officer of Fixed Income, and Keith Brakebill, a Senior Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since August 2011 and Mr. Brakebill has managed the Fund since September 2013.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Investment Grade Bond Fund
Investment Objective (Fundamental)

The Fund seeks to provide current income and the preservation of capital.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, I, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A1 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A2 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class A3 Shares	0.25%	0.25%	0.32%	0.82%	(0.00)%	0.82%
Class C Shares	0.25%	0.75%	0.57%	1.57%	(0.00)%	1.57%
Class C1 Shares	0.25%	1.00%	0.32%	1.57%	(0.00)%	1.57%
Class E Shares	0.25%	None	0.57%	0.82%	(0.00)%	0.82%
Class I Shares	0.25%	None	0.32%	0.57%	(0.04)%	0.53%
Class R6 Shares	0.25%	None	0.17%	0.42%	(0.02)%	0.40%
Class S Shares	0.25%	None	0.32%	0.57%	(0.04)%	0.53%
Class T Shares	0.25%	None	0.32%	0.57%	(0.10)%	0.47%
Class Y Shares	0.25%	None	0.12%	0.37%	(0.00)%	0.37%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$455	$626	$811	$1,346
Class A1 Shares	$331	$504	$692	$1,234
Class A2 Shares	$430	$601	$787	$1,324
Class A3 Shares	$381	$553	$739	$1,279
Class C Shares	$159	$495	$853	$1,863
Class C1 Shares	$259	$495	$853	$1,863
Class E Shares	$ 83	$261	$453	$1,009
Class I Shares	$ 54	$177	$312	$ 705
Class R6 Shares	$ 41	$132	$231	$ 523
Class S Shares	$ 54	$177	$312	$ 705
Class T Shares	$ 48	$171	$306	$ 700
Class Y Shares	$ 37	$118	$206	$ 463
For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$159	$495	$853	$1,863
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 207% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investment grade bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of “investment grade” quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.

•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(1.60)%	1.46%	3.80%
Return Before Taxes, Class A1	(0.27)%	1.74%	3.95%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	1.50%	1.48%	3.43%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	2.28%	2.25%	4.21%
Return Before Taxes, Class I	2.63%	2.59%	4.51%
Return Before Taxes, Class R6	2.69%	2.70%	4.60%
Return Before Taxes, Class T	2.50%	2.51%	4.42%
Return Before Taxes, Class Y	2.75%	2.71%	4.60%
Return Before Taxes, Class S	2.50%	2.51%	4.42%
Return After Taxes on Distributions, Class S	0.33%	1.10%	2.86%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	1.48%	1.37%	2.85%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Logan Circle Partners, L.P.	• Neuberger Berman Investment Advisers LLC
• Loomis, Sayles & Company, L.P.	• Schroder Investment Management North America Inc.
Portfolio Manager
Keith Brakebill, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Brakebill has managed the Fund since August 2011.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Short Duration Bond Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A1 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A2 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class A3 Shares	0.45%	0.25%	0.32%	1.02%	(0.20)%	0.82%
Class C Shares	0.45%	0.75%	0.57%	1.77%	(0.20)%	1.57%
Class C1 Shares	0.45%	1.00%	0.32%	1.77%	(0.20)%	1.57%
Class E Shares	0.45%	None	0.57%	1.02%	(0.20)%	0.82%
Class R6 Shares	0.45%	None	0.17%	0.62%	(0.10)%	0.52%
Class S Shares	0.45%	None	0.32%	0.77%	(0.20)%	0.57%
Class T Shares	0.45%	None	0.32%	0.77%	(0.18)%	0.59%
Class Y Shares	0.45%	None	0.12%	0.57%	(0.08)%	0.49%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares, 0.10% of its transfer agency fees for Class T Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$456	$668	$898	$1,559
Class A1 Shares	$332	$547	$780	$1,449
Class A2 Shares	$431	$644	$875	$1,537
Class A3 Shares	$381	$596	$828	$1,493
Class C Shares	$160	$538	$941	$2,068
Class C1 Shares	$260	$538	$941	$2,068
Class E Shares	$ 84	$305	$544	$1,230
Class R6 Shares	$ 53	$189	$336	$ 765
Class S Shares	$ 58	$226	$408	$ 936
Class T Shares	$ 60	$228	$410	$ 938
Class Y Shares	$ 50	$175	$310	$ 706
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$160	$538	$941	$2,068

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund invests principally in short duration bonds and defines short duration as a duration ranging from 0.5 to 3.0 years.  The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(1.61)%	0.79%	2.26%
Return Before Taxes, Class A1	(0.35)%	1.05%	2.40%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	1.49%	0.81%	1.89%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	2.22%	1.56%	2.66%
Return Before Taxes, Class R6	2.50%	1.90%	2.99%
Return Before Taxes, Class T	2.49%	1.82%	2.92%
Return Before Taxes, Class Y	2.57%	1.91%	3.00%
Return Before Taxes, Class S	2.49%	1.82%	2.92%
Return After Taxes on Distributions, Class S	1.73%	1.09%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	1.41%	1.10%	1.88%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.89%	0.57%	2.12%
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Logan Circle Partners, L.P.	• THL Credit Advisors LLC
• Scout Investments, Inc.
Portfolio Manager
Kevin Lo, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Lo has managed the Fund since August 2011.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Tax-Exempt High Yield Bond Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide a high level of current income that is exempt from federal tax, and as a secondary objective, total return.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and

299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.50%	0.25%	0.35%	1.10%	(0.21)%	0.89%
Class A1 Shares	0.50%	0.25%	0.35%	1.10%	(0.21)%	0.89%
Class A2 Shares	0.50%	0.25%	0.35%	1.10%	(0.21)%	0.89%
Class A3 Shares	0.50%	0.25%	0.35%	1.10%	(0.21)%	0.89%
Class C Shares	0.50%	0.75%	0.60%	1.85%	(0.21)%	1.64%
Class C1 Shares	0.50%	1.00%	0.35%	1.85%	(0.21)%	1.64%
Class E Shares	0.50%	None	0.60%	1.10%	(0.21)%	0.89%
Class S Shares	0.50%	None	0.35%	0.85%	(0.21)%	0.64%
Class T Shares	0.50%	None	0.35%	0.85%	(0.31)%	0.54%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$463	$693	$941	$1,652
Class A1 Shares	$339	$572	$824	$1,544
Class A2 Shares	$438	$669	$918	$1,631
Class A3 Shares	$389	$621	$871	$1,587
Class C Shares	$167	$563	$984	$2,157
Class C1 Shares	$267	$563	$984	$2,157
Class E Shares	$ 91	$330	$589	$1,327
Class S Shares	$ 66	$252	$453	$1,035
Class T Shares	$ 56	$242	$444	$1,026
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$167	$563	$984	$2,157
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in fixed income investments the income from which is exempt from federal income tax. The Fund invests principally in municipal debt obligations providing federal tax-exempt interest income, but may invest up to 20% of the value of its net assets plus borrowings for investment purposes in municipal debt securities, the interest on which is subject to the alternative minimum tax. The Fund generally intends to invest a substantial portion of its assets in medium- to low-quality municipal debt securities including municipal debt securities that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a nationally recognized statistical rating organization (“NRSRO”). The Fund generally expects to invest between 30% and 60% of its assets in municipal debt securities that are rated below investment grade by one or more NRSROs (commonly referred to as “high-yield” or “junk bonds”), including those in default, or in unrated securities judged to be of comparable quality. The Fund may invest in industrial development bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund’s cash balances.
A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in commercial paper. The Fund may also invest in puts, stand-by commitments and demand notes (including variable rate demand notes). The Fund may enter into repurchase agreements. The Fund may seek to limit the effect of holding cash reserves on the Fund’s exposures by investing in pre-refunded municipal bonds to provide the Fund with longer duration exposure. Duration is a measure of sensitivity to interest rate changes and not time. RIM may choose to invest in pre-refunded municipal bonds to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.

•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Puts, Stand-by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
•	Alternative Minimum Tax Risk. The Fund may invest up to 20% of its net assets in municipal bonds the interest on which may be subject to the federal alternative minimum tax. As a result, taxpayers who are subject to the alternative minimum tax could earn a lower after-tax return.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	(1.82)%	1.26%
Return Before Taxes, Class A1	(0.51)%	2.07%
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	1.29%	2.97%
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	2.03%	3.74%
Return Before Taxes, Class T	2.29%	3.99%
Return Before Taxes, Class S	2.29%	3.99%
Return After Taxes on Distributions, Class S	2.22%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.10%	3.97%
Bloomberg Barclays 60% Muni HY Tax-Exempt/40% Muni Bond Index (reflects no deduction for fees or expenses)	1.90%	1.98%
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Goldman Sachs Asset Management, L.P.	• MacKay Shields LLC
Portfolio Managers
Albert Jalso, a Senior Portfolio Manager, and Kevin Lo, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Jalso has managed the Fund since September 2016 and Mr. Lo has managed the Fund since the Fund’s inception.
Taxes

The Fund intends to distribute tax-exempt income. The Fund intends to meet certain federal tax requirements so that it will continue to qualify to pay “exempt-interest dividends,” which are exempt from federal income tax. However, a portion of the dividends may be treated as ordinary income and may be subject to federal income tax.
For more information about these and other tax matters relating to the Fund and its shareholders, please see Additional Information about Taxes in the Fund’s Prospectus.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Tax-Exempt Bond Fund
Investment Objective (Fundamental)

The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A1 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A2 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A3 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class C Shares	0.30%	0.75%	0.53%	1.58%	(0.06)%	1.52%
Class C1 Shares	0.30%	1.00%	0.28%	1.58%	(0.06)%	1.52%
Class E Shares	0.30%	None	0.53%	0.83%	(0.06)%	0.77%
Class S Shares	0.30%	None	0.28%	0.58%	(0.06)%	0.52%
Class T Shares	0.30%	None	0.28%	0.58%	(0.10)%	0.48%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.06% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2 and Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$454	$627	$815	$1,358
Class A1 Shares	$330	$506	$696	$1,246
Class A2 Shares	$430	$603	$791	$1,335
Class A3 Shares	$380	$554	$744	$1,291
Class C Shares	$154	$492	$854	$1,871
Class C1 Shares	$254	$492	$854	$1,871
Class E Shares	$ 78	$258	$454	$1,017
Class S Shares	$ 53	$179	$317	$ 718
Class T Shares	$ 49	$175	$313	$ 714
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$154	$492	$854	$1,871
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax. The Fund invests principally in investment-grade municipal debt obligations providing federal tax-exempt interest income.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund may invest in municipal debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in commercial paper. The Fund may enter into repurchase agreements. The Fund may seek to limit the effect of holding cash reserves on the Fund’s exposures by investing in pre-refunded municipal bonds to provide the Fund with longer duration exposure. RIM may choose to invest in pre-refunded municipal bonds to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.

•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective July 1, 2013, RIM changed the Fund's primary benchmark from the Bloomberg Barclays Municipal 1-10 Yr Blend (1-12) Index to the Bloomberg Barclays Municipal 1-15 Yr Blend (1-17) Index. The Tax Exempt Bond Linked Benchmark represents the returns of the Bloomberg Barclays Municipal 1-10 Yr Blend (1-12) Index through June 30, 2013 and the returns of the Bloomberg Barclays Municipal 1-15 Yr Blend (1-17) Index thereafter. The Tax Exempt Bond Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(3.95)%	1.33%	2.81%
Return Before Taxes, Class A1	(2.58)%	1.64%	2.98%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	(0.85)%	1.39%	2.47%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	(0.10)%	2.15%	3.24%
Return Before Taxes, Class T	0.15%	2.41%	3.50%
Return Before Taxes, Class S	0.15%	2.41%	3.50%
Return After Taxes on Distributions, Class S	0.13%	2.41%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	1.20%	2.45%	3.40%
Bloomberg Barclays Municipal 1-15 Yr Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.54%	4.00%
Tax Exempt Bond Linked Benchmark (reflects no deduction for fees, expenses or taxes)	0.01%	2.43%	3.89%
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• AllianceBernstein L.P.	• MacKay Shields LLC
Portfolio Managers
Albert Jalso, a Senior Portfolio Manager, and Kevin Lo, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Jalso has managed the Fund since September 2016 and Mr. Lo has managed the Fund since December 2013.
Taxes

The Fund intends to distribute tax-exempt income. The Fund intends to meet certain federal tax requirements so that it will continue to qualify to pay “exempt-interest dividends,” which are exempt from federal income tax. However, a portion of the dividends may be treated as ordinary income and may be subject to federal income tax.
For more information about these and other tax matters relating to the Fund and its shareholders, please see Additional Information about Taxes in the Fund’s Prospectus.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Commodity Strategies Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term total return.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A1 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A2 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class A3 Shares	1.25%	0.25%	0.32%	0.32%	2.14%	(0.70)%	1.44%
Class C Shares	1.25%	0.75%	0.57%	0.32%	2.89%	(0.70)%	2.19%
Class C1 Shares	1.25%	1.00%	0.32%	0.32%	2.89%	(0.70)%	2.19%
Class E Shares	1.25%	None	0.57%	0.32%	2.14%	(0.70)%	1.44%
Class R6 Shares	1.25%	None	0.17%	0.32%	1.74%	(0.71)%	1.03%
Class S Shares	1.25%	None	0.32%	0.32%	1.89%	(0.70)%	1.19%
Class T Shares	1.25%	None	0.32%	0.32%	1.89%	(0.79)%	1.10%
Class Y Shares	1.25%	None	0.12%	0.32%	1.69%	(0.69)%	1.00%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval.
A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.
Until February 28, 2018, RIFUS has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, 0.02% of its transfer agency fees for Class R6 Shares, and 0.01% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.
“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers.  The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$713	$1,143	$1,598	$2,855
Class A1 Shares	$393	$ 838	$1,309	$2,609
Class A2 Shares	$492	$ 932	$1,398	$2,684
Class A3 Shares	$442	$ 885	$1,353	$2,646
Class C Shares	$222	$ 829	$1,462	$3,166
Class C1 Shares	$322	$ 829	$1,462	$3,166
Class E Shares	$147	$ 603	$1,086	$2,419
Class R6 Shares	$105	$ 479	$ 878	$1,995
Class S Shares	$121	$ 526	$ 957	$2,156
Class T Shares	$112	$ 518	$ 949	$2,149
Class Y Shares	$102	$ 466	$ 854	$1,942
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$222	$829	$1,462	$3,166
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked instruments, other commodity-linked instruments, derivative instruments (including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. It is designed to generally achieve positive performance relative to that of the Bloomberg Commodity Index Total Return (“Bloomberg Index”), although there can be no guarantee that this positive performance will be achieved. The Bloomberg Index is a broadly diversified futures index composed of futures contracts on 22 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The Fund’s or the Subsidiary’s use of derivatives may cause the Fund’s or Subsidiary’s investment returns to be impacted by the performance of instruments the Fund or the Subsidiary does not own and result in the Fund’s or the Subsidiary’s total investment exposure exceeding the value of its portfolio. The Fund may use derivatives to take both long and short positions.

The Fund may invest in corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), U.S. Government securities, variable and floating rate securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of “investment grade” quality at the time of purchase, but the Fund may also invest its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.
The Fund may purchase and sell non-commodity futures contracts, including interest rate, Treasury, Eurodollar, and currency futures, and may enter into spot and forward currency contracts.
The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund’s cash balances. In order to seek to achieve the Fund’s investment objective, RIM may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
•	Tax Risk. The tax treatment of the Fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

•	Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
•	Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	3.90%	(11.17)%	(7.02)%
Return Before Taxes, Class A1	7.50	(10.56)%	(6.55)%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	9.39%	(10.80)%	(6.88)%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	10.26%	(10.12)%	(6.18)%
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	10.33%	(9.91)%	(5.95)%
Return Before Taxes, Class Y	10.85%	(9.72)%	(5.76)%
Return Before Taxes, Class S	10.33%	(9.91)%	(5.95)%
Return After Taxes on Distributions, Class S	10.33%	(9.91)%	(6.78)%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.85%	(7.15)%	(4.32)%
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)*	11.77%	(8.95)%	(5.32)%
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:

• CoreCommodity Management, LLC	• Goldman Sachs Asset Management, L.P.
• Credit Suisse Asset Management, LLC
Portfolio Manager
Lee Kayser, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Kayser has managed the Fund since April 2013.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Global Infrastructure Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term growth of capital and current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A1 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A2 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class A3 Shares	1.25%	0.25%	0.33%	1.83%	(0.37)%	1.46%
Class C Shares	1.25%	0.75%	0.58%	2.58%	(0.37)%	2.21%
Class C1 Shares	1.25%	1.00%	0.33%	2.58%	(0.37)%	2.21%
Class E Shares	1.25%	None	0.58%	1.83%	(0.37)%	1.46%
Class R6 Shares	1.25%	None	0.18%	1.43%	(0.37)%	1.06%
Class S Shares	1.25%	None	0.33%	1.58%	(0.37)%	1.21%
Class T Shares	1.25%	None	0.33%	1.58%	(0.45)%	1.13%
Class Y Shares	1.25%	None	0.13%	1.38%	(0.35)%	1.03%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.90%. This waiver may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,085	$1,478	$2,574
Class A1 Shares	$395	$ 777	$1,184	$2,318
Class A2 Shares	$494	$ 872	$1,274	$2,397
Class A3 Shares	$444	$ 824	$1,229	$2,358
Class C Shares	$224	$ 768	$1,339	$2,891
Class C1 Shares	$324	$ 768	$1,339	$2,891
Class E Shares	$149	$ 541	$ 958	$2,121
Class R6 Shares	$108	$ 417	$ 748	$1,685
Class S Shares	$124	$ 464	$ 827	$1,851
Class T Shares	$116	$ 456	$ 820	$1,844
Class Y Shares	$105	$ 404	$ 724	$1,631
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$224	$768	$1,339	$2,891

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may invest in large, medium or small capitalization companies.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	2.67%	6.73%	6.10%
Return Before Taxes, Class A1	6.10%	7.44%	6.66%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	8.08%	7.19%	6.30%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	8.84%	7.99%	7.10%
Return Before Taxes, Class R6	N/A	N/A	N/A
Return Before Taxes, Class T	9.11%	8.26%	7.37%
Return Before Taxes, Class Y	9.30%	8.45%	7.56%
Return Before Taxes, Class S	9.11%	8.26%	7.37%
Return After Taxes on Distributions, Class S	7.58%	6.39%	5.80%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	6.54%	6.21%	5.64%
S&P Global Infrastructure Index (net of tax on dividends from foreign holdings) (USD) (reflects no deduction for fees, expenses or taxes)	11.45%	6.77%	5.93%
S&P® is a registered trademark of Standard & Poor's Financial Services LLC.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited	• Maple-Brown Abbott Limited
• Colonial First State Asset Management (Australia) Limited	• Nuveen Asset Management, LLC
Portfolio Manager
Adam Babson, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Babson has managed the Fund since February 2012.

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide current income and long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.33%	1.38%	(0.00)%	1.38%
Class A1 Shares	0.80%	0.25%	0.33%	1.38%	(0.00)%	1.38%
Class A2 Shares	0.80%	0.25%	0.33%	1.38%	(0.00)%	1.38%
Class A3 Shares	0.80%	0.25%	0.33%	1.38%	(0.00)%	1.38%
Class C Shares	0.80%	0.75%	0.58%	2.13%	(0.00)%	2.13%
Class C1 Shares	0.80%	1.00%	0.33%	2.13%	(0.00)%	2.13%
Class E Shares	0.80%	None	0.58%	1.38%	(0.00)%	1.38%
Class R6 Shares	0.80%	None	0.18%	0.98%	(0.02)%	0.96%
Class S Shares	0.80%	None	0.33%	1.13%	(0.00)%	1.13%
Class T Shares	0.80%	None	0.33%	1.13%	(0.10)%	1.03%
Class Y Shares	0.80%	None	0.13%	0.93%	(0.00)%	0.93%
#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$986	$1,285	$2,133
Class A1 Shares	$387	$675	$ 984	$1,862
Class A2 Shares	$485	$770	$1,077	$1,945
Class A3 Shares	$436	$723	$1,031	$1,904
Class C Shares	$216	$666	$1,142	$2,458
Class C1 Shares	$316	$666	$1,142	$2,458
Class E Shares	$140	$436	$ 753	$1,653
Class R6 Shares	$ 98	$309	$ 538	$1,195
Class S Shares	$115	$358	$ 620	$1,370
Class T Shares	$105	$348	$ 611	$1,361
Class Y Shares	$ 95	$295	$ 513	$1,138
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$216	$666	$1,142	$2,458

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps.
The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
•	Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. In October 2010, RIM changed the Fund’s primary benchmark from the FTSE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net).  The Global Real Estate Linked Benchmark represents the returns of the FTSE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The Global Real Estate Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(3.41)%	7.61%	1.09%
Return Before Taxes, Class A1	(0.10)%	8.34%	1.41%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	1.75%	8.08%	0.92%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	2.47%	8.90%	1.67%
Return Before Taxes, Class R6	2.89%	9.37%	2.08%
Return Before Taxes, Class T	2.77%	9.17%	1.93%
Return Before Taxes, Class Y	2.97%	9.38%	2.09%
Return Before Taxes, Class S	2.77%	9.17%	1.93%
Return After Taxes on Distributions, Class S	(0.66)%	6.33%	(0.07)%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	2.71%	6.44%	0.93%
FTSE EPRA/NAREIT Developed Real Estate Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	4.06%	9.48%	1.48%
Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)	4.06%	9.48%	2.24%
Russell Developed Index (Net) (reflects no deduction for fees, expenses or taxes)	8.18%	10.74%	4.09%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited	• RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternatives Asset Management (Global) Limited operating under the brand name Deutsche Asset Management
• Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Portfolio Managers
Bruce Eidelson, a Senior Portfolio Manager, and Patrick Nikodem, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Eidelson has managed the Fund since January 2002 and Mr. Nikodem has managed the Fund since December 2016.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.

Multi-Strategy Income Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.75%	0.25%	0.38%	1.38%	(0.27)%	1.11%
Class A1 Shares	0.75%	0.25%	0.38%	1.38%	(0.27)%	1.11%
Class A2 Shares	0.75%	0.25%	0.38%	1.38%	(0.27)%	1.11%
Class A3 Shares	0.75%	0.25%	0.38%	1.38%	(0.27)%	1.11%
Class C Shares	0.75%	0.75%	0.63%	2.13%	(0.27)%	1.86%
Class C1 Shares	0.75%	1.00%	0.38%	2.13%	(0.27)%	1.86%
Class E Shares	0.75%	None	0.63%	1.38%	(0.27)%	1.11%
Class R6 Shares	0.75%	None	0.23%	0.98%	(0.29)%	0.69%
Class S Shares	0.75%	None	0.38%	1.13%	(0.27)%	0.86%
Class T Shares	0.75%	None	0.38%	1.13%	(0.37)%	0.76%
Class Y Shares	0.75%	None	0.18%	0.93%	(0.27)%	0.66%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.65% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$961	$1,261	$2,112
Class A1 Shares	$360	$649	$ 960	$1,840
Class A2 Shares	$459	$745	$1,052	$1,923
Class A3 Shares	$409	$697	$1,006	$1,882
Class C Shares	$189	$640	$1,118	$2,438
Class C1 Shares	$289	$640	$1,118	$2,438
Class E Shares	$113	$409	$ 728	$1,630
Class R6 Shares	$ 70	$282	$ 512	$1,171
Class S Shares	$ 87	$331	$ 594	$1,347
Class T Shares	$ 77	$321	$ 585	$1,338
Class Y Shares	$ 67	$268	$ 487	$1,115
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$189	$640	$1,118	$2,438
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by principally investing in a range of diversified income-producing investments. The Fund will typically pursue strategies and invest in instruments which have historically produced a significant portion of their total return from income. Russell Investment Management, LLC (“RIM”) employs a multi-asset, multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. Pursuant to the various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., non-U.S. and emerging markets countries. The Fund will generally invest 25% to 75% of its assets in equity or equity-related securities or instruments and 25% to 75% of its assets in fixed income or fixed income related securities or instruments. The Fund’s equity investments may include equity securities of real assets-related companies, including real estate-, infrastructure- and commodity-related companies. A real asset is a tangible or physical asset that typically has intrinsic value. Examples of real assets include land, property, equipment, raw materials or infrastructure. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund’s investment exposures and current or anticipated market conditions. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances.
When determining how to allocate the Fund’s assets among itself and the money managers or among money manager strategies, RIM considers a variety of factors. These factors include asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, country weightings, earnings and price volatility statistics, yield, liquidity, credit quality, and duration. The Fund also considers the manner in which money managers’ historical and expected investment returns, as well as the historical and expected returns of asset classes, correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.
The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S. and non-U.S. countries, including emerging markets countries. These securities may include common stock, preferred stocks, rights, warrants, convertible securities, securities issued in connection with initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”) that own and/or manage properties. The Fund may invest in infrastructure companies and master limited partnerships (“MLPs”).
The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (3) emerging markets debt securities, (4) mortgage-backed securities and (5) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund may invest in demand notes. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in currency futures and options on futures, forward currency contracts and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes.
The Fund invests in derivative instruments including futures, options, swaps, swaptions and credit default swaps, and may use derivatives to take both long and short positions. The Fund may invest in derivatives (1) as a substitute for holding securities directly, (2) to facilitate the implementation of its investment strategy, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets, (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio, or (6) to manage the Fund’s asset class exposures.
The Fund may invest in other investment companies and pooled investment vehicles.
A portion of the Fund’s net assets may be illiquid securities.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.

•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Puts, Stand-by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked equities may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	2.53%	(2.24)%
Return Before Taxes, Class A1	6.10%	(0.18)%
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	8.09%	0.55%
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	8.88%	1.37%
Return Before Taxes, Class R6	N/A	N/A
Return Before Taxes, Class T	9.14%	1.61%
Return Before Taxes, Class Y	9.33%	1.80%
Return Before Taxes, Class S	9.14%	1.61%
Return After Taxes on Distributions, Class S	7.51%	0.17%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.32%	0.66%
Bank of America Merrill Lynch Global High Yield 2% Constrained Index (USD hedged) (reflects no deduction for fees or expenses)	16.21%	5.35%

Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited	• Lazard Asset Management LLC
• DDJ Capital Management, LLC	• Loomis, Sayles & Company, L.P.
• Janus Capital Management LLC and Perkins Investment Management LLC	• Putnam Investment Management, LLC
• J O Hambro Capital Management Limited	• THL Credit Advisors LLC
• Kopernik Global Investors, LLC
Portfolio Managers
Brian Meath, Chief Investment Officer of Multi-Asset Solutions, and Rob Balkema, a Senior Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Meath and Mr. Balkema have managed the Fund since the Fund’s inception.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.

Multi-Asset Growth Strategy Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term total return with lower volatility than equity markets.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.37)%	1.33%
Class A1 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.37)%	1.33%
Class A2 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.37)%	1.33%
Class A3 Shares	0.85%	0.25%	0.48%	0.12%	1.70%	(0.37)%	1.33%
Class C Shares	0.85%	0.75%	0.73%	0.12%	2.45%	(0.37)%	2.08%
Class C1 Shares	0.85%	1.00%	0.48%	0.12%	2.45%	(0.37)%	2.08%
Class E Shares	0.85%	None	0.73%	0.12%	1.70%	(0.37)%	1.33%
Class R6 Shares	0.85%	None	0.33%	0.12%	1.30%	(0.39)%	0.91%
Class S Shares	0.85%	None	0.48%	0.12%	1.45%	(0.37)%	1.08%
Class T Shares	0.85%	None	0.48%	0.12%	1.45%	(0.47)%	0.98%
Class Y Shares	0.85%	None	0.28%	0.12%	1.25%	(0.37)%	0.88%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund’s wholly-owned subsidiary (the “Subsidiary”) borne indirectly by the Fund to the extent such expenses exceed 0.88% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
The Subsidiary, organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 0.85% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2018, RIFUS has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fee paid to the Subsidiary’s counterparties, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.
“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”
“Other Expenses” are based on estimated amounts for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years
Class A Shares	$703	$1,046
Class A1 Shares	$382	$ 737
Class A2 Shares	$481	$ 832
Class A3 Shares	$431	$ 785
Class C Shares	$211	$ 728
Class C1 Shares	$311	$ 728
Class E Shares	$135	$ 500
Class R6 Shares	$ 93	$ 374
Class S Shares	$110	$ 422
Class T Shares	$100	$ 412
Class Y Shares	$ 90	$ 360
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years
Class C1 Shares	$211	$728
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has no Shares outstanding, it does not have a portfolio turnover rate at this time.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
In an effort to provide equity-like total return over a market cycle while mitigating downside risk and volatility relative to equities, Russell Investment Management, LLC (“RIM”) allocates the Fund’s assets across a broad range of instruments, asset classes and strategies. To seek to achieve the Fund’s objective, RIM dynamically manages the Fund’s positioning based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. By evolving the Fund’s positioning away from sectors with higher relative valuations and towards those believed to present more attractive opportunities, RIM attempts to reduce the Fund’s downside risk and enable the Fund to provide long term total return from a diverse range of potential investments.

The Fund’s target strategic asset allocation is approximately 40% to 60% to global equity-related instruments and to global fixed income-related instruments. However, the Fund is not required to allocate its investments in any set proportion and RIM generally expects to dynamically manage the Fund’s positioning by a variance of up to 25% from the target allocations. Over a market cycle, it is anticipated that the Fund will exhibit approximately two-thirds of the volatility of equities.
The Fund’s global equity investments span developed and emerging markets and may include real estate and infrastructure companies. The Fund’s global fixed income investments may include government and corporate debt, U.S., non-U.S. and emerging markets debt, investment grade and high yield debt, and mortgage-backed and asset-backed securities. The Fund’s fixed income portfolio is expected to include a significant allocation to return-seeking fixed income investments. The Fund may also invest in commodity-related instruments. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
RIM employs a multi-asset, multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies.  RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances.  When determining how to allocate the Fund’s assets among itself and the money manager strategies, RIM considers a variety of factors, including asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics.
The Fund may invest in equity securities of issuers of any market capitalization which are economically tied to U.S. and non-U.S. markets, including emerging markets. These securities may include common stock, preferred stocks, rights, warrants, convertible securities, securities issued in connection with initial public offerings and depositary receipts. The Fund’s investments in convertible securities may include contingent convertible securities. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”) that own and/or manage properties. The Fund may invest in infrastructure companies and master limited partnerships (“MLPs”). Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society.
The Fund may invest in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund may invest in (1) U.S. and non-U.S. corporate fixed income securities, (2) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (3) emerging markets debt securities, (4) mortgage-backed securities and (5) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in currency futures and options on futures, forward currency contracts and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may enter into repurchase agreements and reverse repurchase agreements. The Fund may invest in money market securities and commercial paper, including asset-backed commercial paper, and in bank obligations.
The Fund may invest in derivative instruments including futures, forwards, options, swaps, swaptions and credit default swaps, and may use derivatives to take both long and short positions. The Fund may invest in credit linked notes and credit options. The Fund may invest in synthetic foreign fixed income or equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The Fund may invest directly or indirectly through the Subsidiary, in commodity-linked derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions) and commodity-linked securities that provide exposure to the performance of the commodities markets.
The Fund’s or the Subsidiary’s use of derivatives may cause the Fund’s or Subsidiary’s investment returns to be impacted by the performance of securities the Fund or the Subsidiary does not own and result in the Fund’s or the Subsidiary’s total investment exposure exceeding the value of its portfolio.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
A portion of the Fund’s net assets may be illiquid securities.
Depending upon market conditions, RIM may allocate a significant portion of the Fund's assets to cash in order to seek to achieve the Fund's objective. The Fund may expose all or a portion of its cash to changes in interest rates or market/sector returns by purchasing derivatives.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
•	Volatility Strategies Risk. Volatility strategies depend on mispricings based upon market anticipated volatility and realized volatility of an underlying asset. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.

•	Reverse Repurchase Agreements. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. The Fund may lose money if the market value of the security transferred by the Fund declines below the repurchase price.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
•	Tax Risk. The tax treatment of the Fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk the Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
•	High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
•	Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
•	New Fund Risk. The Fund is a new Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Management

Investment Adviser
The Fund's investment adviser is RIM. The Fund's money managers are:
• AllianceBernstein L.P.	• OFI Global Institutional, Inc.
• Axiom International Investors LLC	• Polaris Capital Management, LLC
• Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited	• Putnam Investment Management, LLC
• Colonial First State Asset Management (Australia) Limited	• RiverPark Advisors, LLC
• Hermes Investment Management Limited	• Sustainable Growth Advisers, LP
• Kopernik Global Investors, LLC	• THL Credit Advisors, LLC
• Levin Capital Strategies, L.P.	• Wellington Management Company LLP
Portfolio Managers
Rob Balkema, Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema and Mr. Meath have managed the Fund since its inception.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.
Strategic Call Overwriting Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide total return with lower volatility than U.S. equity markets.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 295 and 299, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 32 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.43%	1.48%	(0.26)%	1.22%
Class A1 Shares	0.80%	0.25%	0.43%	1.48%	(0.26)%	1.22%
Class A2 Shares	0.80%	0.25%	0.43%	1.48%	(0.26)%	1.22%
Class A3 Shares	0.80%	0.25%	0.43%	1.48%	(0.26)%	1.22%
Class C Shares	0.80%	0.75%	0.68%	2.23%	(0.26)%	1.97%
Class C1 Shares	0.80%	1.00%	0.43%	2.23%	(0.26)%	1.97%
Class E Shares	0.80%	None	0.68%	1.48%	(0.26)%	1.22%
Class R6 Shares	0.80%	None	0.28%	1.08%	(0.28)%	0.80%
Class S Shares	0.80%	None	0.43%	1.23%	(0.26)%	0.97%
Class T Shares	0.80%	None	0.43%	1.23%	(0.36)%	0.87%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$692	$992	$1,314	$2,223
Class A1 Shares	$371	$682	$1,015	$1,955
Class A2 Shares	$470	$777	$1,107	$2,038
Class A3 Shares	$421	$730	$1,061	$1,996
Class C Shares	$200	$673	$1,172	$2,547
Class C1 Shares	$300	$673	$1,172	$2,547
Class E Shares	$124	$443	$ 784	$1,749
Class R6 Shares	$ 82	$316	$ 569	$1,295
Class S Shares	$ 99	$365	$ 652	$1,468
Class T Shares	$ 89	$355	$ 642	$1,460
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$200	$673	$1,172	$2,547
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund invests principally in equity securities economically tied to the U.S., which primarily include common stocks of large and medium capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index and S&P 500® Index or within the capitalization range of the Russell 1000® Index and S&P 500® Index as measured at their most recent reconstitutions. The Fund also writes (sells) index call options, typically on broad-based securities market indexes (e.g., the S&P 500® Index). The Fund may also write call options on exchange-traded funds (“ETFs”) that track an equity market index. The combination of buying common stocks and selling call options is known as “call overwriting.” The Fund seeks investment results that exceed the total return of and closely correspond to the volatility of the CBOE S&P 500 BuyWrite Index through a combination of returns on equity investments and premiums (cash received) from the sale of index call options. The Fund seeks gains from writing call options and from its equity portfolio and seeks income from dividends on stocks held. Russell Investment Management, LLC (“RIM”) uses multi-factor quantitative models to select stocks (designed to seek to meet or exceed the performance of the S&P 500® Index) and guide the Fund’s sale of index call options. In addition, in order to seek gains during periods of market volatility, as represented by fluctuations in the value of the CBOE Volatility Index® (the “VIX®”), RIM may utilize a quantitative model to guide its purchase and sale of call and put options on the VIX®. The VIX® is considered a benchmark for stock market volatility.

The Fund may invest in derivatives, including purchasing or selling forwards, futures, options and swaps. The Fund may invest in other investment companies and pooled investment vehicles. The Fund may enter into repurchase agreements. The Fund may also invest in (1) U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and (3) fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of certain markets by purchasing derivatives, which typically include index futures contracts, options and/or swaps. RIM may seek to manage risk in the Fund’s investment portfolio by increasing cash, not being fully invested, buying and selling portfolio securities, or through the use of various instruments, including futures, options, swaps and short-term investments. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM expects. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Index-Based Investing. Index-based strategies may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Tracking Error Risk. While the Fund’s equity portfolio seeks to meet or exceed the performance of the S&P 500® Index, its returns may not match or achieve a high degree of correlation with the returns of the S&P 500® Index due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
•	Equity Portfolio Correlation Risk. The effectiveness of the Fund’s index option writing strategy to reduce volatility associated with U.S. equity securities may be reduced if the Fund’s equity portfolio does not perform as expected.
•	Volatility Strategies Risk. Volatility strategies depend on mispricings based upon market anticipated volatility and realized volatility of an underlying asset. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.

•	Call Overwriting Risk. The Fund’s call option writing (selling) strategy may limit its opportunity to gain from an increase in the market value of its equity portfolio and, conversely, may not reduce the extent of Fund losses during market declines. When the Fund has written a call option on an ETF that tracks an index and is trading at a premium to its net asset value, the Fund may lose money on its written call option.
•	Quantitative Investing. The Fund uses multi-factor quantitative models to select stocks and guide its sale of index call options. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	U.S. Corporate Debt Securities. Investments in U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
•	Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Long-Term Viability Risk. The Fund has relatively low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The S&P 500® Index includes 500 leading companies in the leading industries of the U.S. economy and is meant to reflect the risk/return characteristics of the large cap universe. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	N/A	N/A
Return Before Taxes, Class A1	N/A	N/A
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	N/A	N/A
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	N/A	N/A
Return Before Taxes, Class R6	N/A	N/A
Return Before Taxes, Class T	11.09%	5.77%
Return Before Taxes, Class S	11.09%	5.77%
Return After Taxes on Distributions, Class S	10.80%	5.48%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	6.50%	4.46%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	7.07%	6.56%
S&P 500® Index (reflects no deduction for fees, expenses or taxes	11.96%	13.62%
S&P® is a registered trademark of Standard & Poor's Financial Services LLC.

Management

Investment Adviser
The Fund’s investment adviser is RIM.
Portfolio Managers
Reid Hellekson, David Pedack and Rafael Zayas, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Hellekson has managed the Fund since September 2016, Mr. Pedack has managed the Fund since September 2015 and Mr. Zayas has managed the Fund since the Fund’s inception
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 156.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 156.
•	Taxes, please see Taxes on page 156.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 156.

Additional Information
How to Purchase Shares
Unless you are eligible to participate in a Russell Investments employee investment program, Shares are only available through a select network of banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations (collectively, “Financial Intermediaries”). Class E, I, R6, T and S Shares of each Fund may only be purchased by specified categories of investors and are only offered by certain Financial Intermediaries. There is currently no required minimum initial investment for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6, Class S or Class T Shares. For Class Y Shares, there is a $10 million minimum initial investment for each account in each Fund. However, for Class Y Shares there is no required minimum initial investment for specified categories of investors. Each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares.
For more information about how to purchase Shares, please see Additional Information about How to Purchase Shares in the Funds' Prospectus.
How to Redeem Shares
Shares may be redeemed through your Financial Intermediary on any business day of the Funds (defined as a day on which the New York Stock Exchange (“NYSE”) is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption requests must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on a business day of the Funds, in order to be processed at the net asset value calculated on that day. Because Financial Intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is. Please contact your Financial Intermediary for instructions on how to place redemption requests.
For more information about how to redeem Shares, please see Additional Information about How to Redeem Shares in the Funds' Prospectus.
Taxes
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, distributions from a Fund are generally taxable to you as either ordinary income or capital gains.
For more information about these and other tax matters relating to each Fund and its shareholders, please see Additional Information about Taxes in the Funds' Prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of a Fund through a broker-dealer or other Financial Intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.
For more information about payments to broker-dealers and other Financial Intermediaries please see Distribution and Shareholder Services Arrangements and Payments to Financial Intermediaries in the Funds' Prospectus.

MANAGEMENT OF THE Funds
The Funds' investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2016, managed over $36.4 billion in 51 mutual fund portfolios. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly hold a majority ownership interest and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly hold a significant minority ownership interest in RIM and its affiliates (“Russell Investments”). TA Associates is one of the oldest and most experienced global growth private equity firms. Reverence Capital is a private investment firm, focused on investing in leading financial services companies.
The RIC funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations (collectively, “Financial Intermediaries”) that have been selected by RIM or Russell Investments Financial Services, LLC (the “Distributor”). Most RIC Funds are designed to be used within multi-asset portfolios to gain exposure to a globally diverse mix of asset classes and styles and to combine traditional securities, such as equities and bonds, with non-traditional approaches, such as alternative investments. RIM's multi-asset approach combines diversification, research and selection of unaffiliated money managers and dynamic portfolio management.  RIM uses its core capabilities (capital markets insights, manager research, asset allocation, portfolio implementation and factor exposures) to manage the Funds by combining various money managers and strategies into a single Fund.
Most Funds' assets are invested using a “multi-style, multi-manager diversification” technique. Unlike most investment companies that have a single organization that acts as investment adviser, the Funds, other than the Strategic Call Overwriting Fund, divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM. RIM’s money manager research services include evaluating and recommending professional investment advisory and management organizations (“money managers”) to make specific portfolio investments or recommendations for each asset class, according to designated investment objectives, styles and strategies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund’s overall exposures. Except for the Strategic Call Overwriting Fund,subject to the approval of the Funds' Board of Trustees, RIM selects, oversees and evaluates the performance results of the Funds' money managers and allocates most Fund assets among multiple money manager investment strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly and selects the individual portfolio instruments for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment. RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect a Fund’s investment strategies and/or to actively manage a Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the portion of Fund assets for which a Fund’s non-discretionary money managers provide model portfolios to RIM and each Fund’s cash balances. RIM may also manage portions of a Fund during transitions between money managers.
The Funds' administrator and transfer agent is Russell Investments Fund Services, LLC (“RIFUS”), a wholly-owned subsidiary of RIM. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. The Funds' custodian, State Street Bank and Trust Company, maintains custody of the Funds' assets and establishes and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest. RIFUS, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. As described above, each Fund conducts its business through a number of service providers who act on its behalf. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.
RIM’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIM Managers”) are:

•	Adam Babson, Portfolio Manager since February 2012. From December 2011 to February 2012, Mr. Babson was an Associate Portfolio Manager. Mr. Babson has primary responsibility for the management of the Global Infrastructure Fund.
•	Rob Balkema, Senior Portfolio Manager since May 2016. From 2012 to May 2016, Mr. Balkema was a Portfolio Manager. From 2010 to 2012, Mr. Balkema was a Senior Research Analyst on the investment process and risk team. Mr. Balkema shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Meath.
•	James Barber, Chief Investment Officer of Equities since September 2012. Mr. Barber was a Portfolio Manager from March 2009 to August 2012. Mr. Barber shares primary responsibility for the management of the U.S. Defensive Equity Fund with Ms. Roach.
•	Keith Brakebill, Senior Portfolio Manager since November 2013. Mr. Brakebill was a Portfolio Manager from August 2011 to November 2013. Mr. Brakebill has primary responsibility for the management of the Global Opportunistic Credit and Investment Grade Bond Funds and shares primary responsibility for the management of the Strategic Bond Fund with Mr. Fitzpatrick.
•	Jon Eggins, Senior Portfolio Manager since November 2013. Mr. Eggins was a Portfolio Manager from March 2011 to November 2013. Mr. Eggins has primary responsibility for the management of the International Developed Markets, Global Equity and Tax-Managed International Equity Funds and shares primary responsibility for the management of the U.S. Mid Cap Equity, U.S. Small Cap Equity and Tax-Managed U.S. Mid & Small Cap and Funds with Ms. Roach.
•	Bruce Eidelson, Senior Portfolio Manager since November 2013. Mr. Eidelson was a Portfolio Manager from January 2002 to November 2013. Mr. Eidelson shares primary responsibility for the management of the Global Real Estate Securities Fund with Mr. Nikodem.
•	Gerard Fitzpatrick, Chief Investment Officer of Fixed Income since November 2013. Mr. Fitzpatrick was a Portfolio Manager from October 2007 to November 2013. Mr. Fitzpatrick shares primary responsibility for the management of the Strategic Bond Fund with Mr. Brakebill.
•	Gustavo Galindo, Senior Portfolio Manager since May 2014. Mr. Galindo was a Portfolio Manager from August 2011 to May 2014. Mr. Galindo has primary responsibility for the management of the Emerging Markets Fund.
•	Reid Hellekson, Portfolio Manager since September 2016. Mr. Hellekson was a Senior Implementation Portfolio Manager from 2013 to September 2016. From 2008 through 2013, Mr. Hellekson was a Portfolio Manager. Mr. Hellekson shares primary responsibility for the management of the Strategic Call Overwriting Fund with Mr. Pedack and Mr. Zayas.
•	David Hintz, Senior Portfolio Manager since November 2013. Mr. Hintz was a Portfolio Manager from November 2011 to November 2013. Mr. Hintz has primary responsibility for the management of the U.S. Core Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Large Cap Equity and Tax-Managed U.S. Large Cap Funds.
•	Albert Jalso, Senior Portfolio Manager since March 2012. Mr. Jalso was a Portfolio Manager from March 2009 to March 2012. Mr. Jalso shares primary responsibility for the management of the Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds with Mr. Lo.
•	Lee Kayser, Portfolio Manager since April 2013. From 2011 to 2013, Mr. Kayser was an Associate Portfolio Manager. Mr. Kayser has primary responsibility for the management of the Commodity Strategies Fund.
•	Kevin Lo, Portfolio Manager since November 2013. Mr. Lo was an Associate Portfolio Manager from November 2011 to November 2013. Mr. Lo has primary responsibility for the management of the Short Duration Bond and shares primary responsibility for the management of the Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds with Mr. Jalso.
•	Brian Meath, Chief Investment Officer of Multi-Asset Solutions since May 2016. Mr. Meath was a Senior Portfolio Manager from 2013 to April 2016. Mr. Meath was a Portfolio Manager from 2010 to 2013. Mr. Meath shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Balkema.
•	Patrick Nikodem, Portfolio Manager since March 2015. Mr. Nikodem was an Associate Portfolio Manager from September 2008 to February 2015. Mr. Nikodem shares primary responsibility for the management of the Global Real Estate Securities Fund with Mr. Eidelson.

•	David Pedack, Portfolio Manager since 2013. Mr. Pedack was a Quantitative Analyst from 2009 to 2013. Mr. Pedack shares primary responsibility for the management of the Strategic Call Overwriting Fund with Mr. Hellekson and Mr. Zayas.
•	Megan Roach, Portfolio Manager since March 2015. Ms. Roach was Head of Research for small cap equity from May 2013 to March 2015. From 2008 to 2013, Ms. Roach was a Senior Research Analyst. Ms. Roach shares primary responsibility for the management of the U.S. Mid Cap Equity, U.S. Small Cap Equity and Tax-Managed U.S. Mid & Small Cap Equity Funds with Mr. Eggins and shares primary responsibility for the management of the U.S. Defensive Equity Fund with Mr. Barber.
•	Adam Smears, Head of Fixed Income Research since November 2012. From 2010 to November 2012, Mr. Smears was Head of Investment Research and Portfolio Manager at Skandia Investment Group. Mr. Smears has primary responsibility for the management of the Unconstrained Total Return Fund.
•	Rafael Zayas, Portfolio Manager since June 2010. Mr. Zayas shares primary responsibility for the management of the Strategic Call Overwriting Fund with Mr. Hellekson and Mr. Pedack.
Please see the Funds' Statement of Additional Information (“SAI”) for additional information about the RIM Managers' compensation, other accounts managed by the RIM Managers and the RIM Managers' ownership of securities in the Funds.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIM as a percentage of average daily net assets was: U.S. Core Equity Fund, 0.55%; U.S. Defensive Equity Fund, 0.55%; U.S. Dynamic Equity Fund, 0.80%;  U.S. Strategic Equity Fund, 0.50%; U.S. Large Cap Equity Fund, 0.54%; U.S. Mid Cap Equity Fund, 0.55%;  U.S. Small Cap Equity Fund, 0.70%; International Developed Markets Fund, 0.70%; Global Equity Fund, 0.95%; Emerging Markets Fund, 1.13%; Tax-Managed U.S. Large Cap Fund, 0.70%; Tax-Managed U.S. Mid & Small Cap Fund, 0.96%; Tax-Managed International Equity Fund, 0.71%; Global Opportunistic Credit Fund, 0.676%; Strategic Bond Fund, 0.466%; Investment Grade Bond Fund, 0.25%; Short Duration Bond Fund, 0.368%; Tax-Exempt High Yield Bond Fund, 0.26%; Tax-Exempt Bond Fund, 0.30%; Commodity Strategies Fund, 0.83%; Global Infrastructure Fund, 0.91%; Global Real Estate Securities Fund,0.80%; Multi-Strategy Income Fund, 0.41%;and Strategic Call Overwriting Fund, 0.45%. The annual advisory fee as a percentage of average daily net assets for the Unconstrained Total Return Fund is 1.00% of the first $2 billion, 0.96% of the next $3 billion, 0.93% of the next $5 billion and 0.91% in excess of $10 billion as a percentage of average daily net assets. The annual advisory fee as a percentage of average daily net assets for the Multi-Asset Growth Strategy Fund is 0.85% of the first $2 billion, 0.81% of the next $3 billion, 0.78% of the next $5 billion and 0.76% in excess of $10 billion as a percentage of average daily net assets.
Each Fund invests its cash in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM.  RIM charges a management fee of 0.07% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.0025% to RIFUS.  RIM retains the balance of the management fee.
A discussion regarding the basis for approval by the Board of the investment advisory contract between RIM and the Funds is available in the Funds' semiannual report to shareholders covering the period ended April 30, 2016.
The Trustees are responsible generally for overseeing the management and operations of RIC. The Trustees and RIC’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIC or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIC’s registration statement, nor any other communications or disclosure documents from or on behalf of RIC creates a contract between a shareholder of a Fund and: (i) RIC; (ii) a Fund; (iii) a service provider to RIC or a Fund; and/or (iv) the Trustees or officers of RIC.
The Trustees, on behalf of RIC, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIC and the Funds. Shareholders are not third-party beneficiaries of such agreements.

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten RIC Funds: the Commodity Strategies Fund, Emerging Markets Fund, Global Equity Fund, Global Infrastructure Fund, Global Opportunistic Credit Fund, International Developed Markets Fund, Russell Multi-Strategy Alternative Fund (liquidated in 2016), Strategic Bond Fund, U.S. Small Cap Equity Fund and Global Real Estate Securities Fund.  The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the 1940 Act, for the Funds’ alleged payment of excessive investment management fees to RIM.  On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten RIC Funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the Funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the Funds recovery of the amount of the allegedly excessive compensation or payments received from these ten RIC Funds and earnings that would have accrued to the plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. On November 15, 2016, the Court granted RIM’s and RIFUS’s motion for summary judgment with respect to the Russell Multi-Strategy Alternative Fund and granted the motion in part with respect to the other nine RIC Funds. A trial with respect to plaintiff’s claims on behalf of the remaining nine RIC Funds is currently scheduled to commence in March 2017. RIM and RIFUS are vigorously defending the actions.
THE MONEY MANAGERS
RIM allocates most of each Fund's assets (except the Strategic Call Overwriting Fund) among multiple money manager investment strategies. Money managers are unaffiliated with RIM and are listed under “Money Manager Information” at the end of this Prospectus. RIM, as the Funds' adviser, may change the allocation of a Fund's assets at any time.
A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment. Assets not allocated to discretionary money managers are managed by RIM.
Each discretionary money manager has complete discretion to select portfolio securities for its segment of a Fund's assets. Each non-discretionary money manager provides RIM with a model portfolio, based upon which RIM purchases and sells securities for a Fund. Each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIM. RIM develops such parameters for each money manager based on a Fund's investment program, RIM’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIM attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although, under the Funds' multi-manager structure, RIM is responsible for oversight of the services provided by the Funds' money managers and for providing reports to the Board regarding the money managers’ activities, the Board, the officers, RIM and Russell Investments do not evaluate the investment merits of a money manager’s individual security selections.
The Funds received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits RIM to engage or terminate a money manager at any time, subject to the approval by the Funds' Board, without a shareholder vote. A Fund is required to notify its shareholders within 90 days after a money manager begins providing services. Each Fund selects money managers based upon the research and recommendations of RIM. RIM evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.
The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval in circumstances where shareholder approval is not otherwise required by the Investment Company Act of 1940. Unless Fund Shares are held in a tax-deferred account, liquidation or merger may result in a taxable event for shareholders of the liquidated Fund.
RIM or the money managers may or may not use all of the securities and investment strategies listed below. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Funds. The Funds may invest in other types of securities and use other investment strategies that are not described in this Prospectus. Such securities and investment strategies may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and non-principal investment strategies that may be used by the Funds.
Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
U.S. Core Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large and medium capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures, including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers and allocates Fund assets among multiple money manager investment strategies. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM's allocation to each money manager's strategy. RIM than implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
•	Dynamic Style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. On May 27, 2016, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $549.6 billion to $26.2 billion and the market capitalization of such medium capitalization companies ranged from approximately $26.2 billion to $1.9 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in preferred stocks, small capitalization stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
U.S. Defensive Equity Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large and medium capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures, including investment style exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers and allocates Fund assets among multiple money manager investment strategies. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM's allocation to each money manager's strategy. RIM than implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund’s investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which it enters into short sales. In a limited long-short strategy, the Fund enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that portion of the Fund’s portfolio will have long positions of 115% or 130% and short positions of 15% or 30%, respectively, with the net position being 100% long. The Fund will take long positions in securities believed to offer attractive return potential and sell short securities expected to underperform. Selling a security short allows the Fund to earn a return from stocks that underperform, and enables the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. Although short selling may constitute a form of leverage, the Fund maintains a special custody account to ensure that short sales are fully collateralized.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, exposes all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. On May 27, 2016, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $549.6 billion to $26.2 billion and the market capitalization of such medium capitalization companies ranged from approximately $26.2 billion to $1.9 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
The Fund may invest in preferred stocks, small capitalization stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
U.S. Dynamic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large and medium capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change, which may include companies believed to be likely to experience a turnaround or companies that are expected to launch new products or services that are expected to generate growth. Dynamic stocks are typically purchased when it is expected that such changes will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following sub-styles which are intended to complement one another:
•	Dynamic Growth Style emphasizes investments in equity securities of companies believed to tend to have dynamic characteristics and above-average earnings growth prospects.
•	Dynamic Value Style emphasizes investments in equity securities of companies believed to tend to have dynamic characteristics and to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Dynamic Market-Oriented Style emphasizes investments in companies from the broad equity market that tend to have dynamic characteristics rather than focusing on the growth or value segments of the market.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment approach, investment sub-style, portfolio characteristics and performance patterns in different market environments. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 120/20 strategy) pursuant to which it enters into short sales. In a limited long-short strategy, the Fund enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that portion of the Fund’s portfolio will have long positions of 115% or 120% and short positions of 15% or 20%, respectively, with the net position being 100% long. The Fund will take long positions in securities believed to offer attractive return potential and sell short securities expected to underperform. Selling a security short allows the Fund to earn a return from stocks that underperform, and enables the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. Although short selling may constitute a form of leverage, the Fund maintains a special custody account to ensure that short sales are fully collateralized.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. On May 27, 2016, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $549.6 billion to $26.2 billion and the market capitalization of such medium capitalization companies ranged from approximately $26.2 billion to $1.9 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may invest in preferred stocks, small capitalization stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
U.S. Strategic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large and medium capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures, including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers and allocates Fund assets among multiple money manager investment strategies. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM's allocation to each money manager's strategy. RIM than implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.

Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
•	Dynamic Style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
Under normal market conditions, the Fund will seek to have similar portfolio return volatility (i.e., the amount by which a portfolio’s market value rises and falls over short-term time periods) and investment style (growth, value, market-oriented, defensive and dynamic) exposures to the stocks, in the aggregate, included in its benchmark.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which it enters into short sales. In a limited long-short strategy, the Fund enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that portion of the Fund’s portfolio will have long positions of 115% or 130% and short positions of 15% or 30%, respectively, with the net position being 100% long. The Fund will take long positions in securities believed to offer attractive return potential and sell short securities expected to underperform. Selling a security short allows the Fund to earn a return from stocks that underperform, and enables the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. Although short selling may constitute a form of leverage, the Fund maintains a special custody account to ensure that short sales are fully collateralized.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. On May 27, 2016, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $549.6 billion to $26.2 billion and the market capitalization of such medium capitalization companies ranged from approximately $26.2 billion to $1.9 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
The Fund may invest in preferred stocks, small capitalization stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
U.S. Large Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
•	Dynamic Style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index as measured at its most recent reconstitution. On December 31, 2016, the market capitalization of these companies ranged from approximately $630 billion to $2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the S&P 500® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The Fund may invest in preferred stocks, small capitalization stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
U.S. Mid Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium capitalization equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of medium capitalization U.S. companies but may also invest in common stocks of small capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
•	Dynamic Style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i)

higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.

The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium capitalization stocks as stocks of those companies represented by the Russell Midcap® Index or within the capitalization range of the Russell Midcap® Index as measured at its most recent reconstitution. On May 27, 2016, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $26.2 billion to $1.9 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell Midcap® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
The Fund may invest in preferred stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
U.S. Small Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.

Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
•	Dynamic Style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index as measured at its most recent reconstitution. The smallest 1,000 stocks in the Russell 2000® Index and stocks of companies within the capitalization range of the smallest 1,000 companies in the Russell 2000® Index as measured at its most recent reconstitution are also considered micro capitalization stocks. On May 27, 2016, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $3.8 billion to $133 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 2000® Index. The Fund’s investments may include companies that have been publicly traded for less than five years.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
The Fund may invest in stocks of companies with market capitalization smaller than that of companies included in the Russell 2000® Index, medium capitalization stocks, preferred stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
International Developed Markets Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies economically tied to or located in developed markets countries, other than the U.S., and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and may be held outside the U.S. The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The Fund may invest in equity securities of companies that are economically tied to emerging market countries.

The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. However, stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and forward currency contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also purchase or sell foreign currencies, mainly through the use of forward currency contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and investment market criteria. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria or classifications are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. Additionally, the categorization of a market may change over time.

The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed ex-U.S. Large Cap Index or within the capitalization range of the Russell Developed ex-U.S. Large Cap Index as measured at its most recent reconstitution. As of May 27, 2016, the market capitalization of such large capitalization companies ranged from approximately $234.2 billion to $14.1 billion and the market capitalization of such medium capitalization companies ranged from approximately $14.1 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies and countries not included within the Russell Developed ex-U.S. Large Cap Index.
In determining if a security is economically tied to or located in a developed market country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a developed market country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to developed market countries if the underlying instruments of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a developed market country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to a developed market country as described above.
Non-Principal Investment Strategies
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
The Fund may invest in equity securities of U.S. companies, rights, warrants and convertible securities. The Fund may also invest in pooled investment vehicles, such as other investment companies and exchange traded funds.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.

Global Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the Fund selects securities of companies believed to have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country a company is economically tied to. Under normal market conditions, the Fund will invest at least 30%, and may invest up to 100%, of its assets in equity securities economically tied to countries other than the U.S. The Fund may invest in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but also invests in small capitalization companies. However, stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. A portion of the Fund’s securities are denominated principally in foreign currencies and typically are held outside the U.S.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and forward currency contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also purchase or sell foreign currencies, mainly through the use of forward currency contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed Large Cap Index or within the capitalization range of the Russell Developed Large Cap Index as measured at its most recent reconstitution. As of May 27, 2016, the market capitalization of such large capitalization companies ranged from approximately $549.6 billion to $26.3 billion and the market capitalization of such medium capitalization companies ranged from approximately $26.3 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies and countries not included within the Russell Developed Large Cap Index.
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a non-U.S. country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to a non-U.S. country as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.

The Fund may invest in rights, warrants and convertible securities. The Fund may also invest in pooled investment vehicles, such as other investment companies and exchange traded funds.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Emerging Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund principally invests in equity securities, including common stock and preferred stock, of companies that are economically tied to countries with emerging markets, and in depositary receipts. These companies are referred to as “emerging market companies.” The Fund invests in large, medium and small capitalization companies. However, stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers economically tied to at least ten different emerging market countries.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures, including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers and allocates Fund assets among multiple money manager investment strategies. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM's allocation to each money manager's strategy. RIM than implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as

“equitization”), which typically include index futures contracts and forward currency contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also purchase or sell foreign currencies, mainly through the use of forward currency contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may invest in pooled investment vehicles, such as other investment companies and exchange traded funds, which have broader or more efficient access to shares of emerging market companies in certain countries.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries also include frontier market countries, which are less developed than traditional emerging market countries.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
As of May 27, 2016, the market capitalization of companies in the Fund’s benchmark, the Russell Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $229.7 billion to $256 million. The Fund may invest in companies and countries not included within the Russell Emerging Markets Index.
In determining if a security is economically tied to an emerging market country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to an emerging market country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated, where an issuer’s primary exchange is located or more than 50% of the company’s assets are located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to emerging market countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to an emerging market country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is economically tied to an emerging market country as described above.
Non-Principal Investment Strategies
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
The Fund may invest in micro capitalization stocks, equity securities of U.S. or other developed market companies, rights, warrants and convertible securities.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Tax-Managed U.S. Large Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in large capitalization companies economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund, whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the Fund’s money managers. This includes assets managed directly by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money manager strategies. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each money manager’s strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may vary from such aggregation primarily for the purpose of increasing the Fund’s tax-efficiency. RIM may also deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund seeks to realize capital growth while considering shareholder tax consequences arising from its portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.
The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.
The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns. The Fund principally strives to realize the majority of its returns as long-term capital gains under U.S. tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is most appropriate in that case to do so or as a result of redemption activity.
RIM seeks to manage the impact of taxes through the use of active tax management strategies.  The active tax management strategies employed by RIM in its management of the Fund include taxable gain and loss harvesting activities (“tax loss harvesting”), capital gain deferral, tax lot management (which generally includes selling stocks with the highest tax cost first) and minimization of wash sales, where possible.
If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund’s tax efficiency. Over time, the Fund may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains. Corporate actions, such as mergers or acquisitions, related to portfolio securities held by the Fund may also result in the realization of capital gains.
When a shareholder redeems the Fund’s Shares, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund’s strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund’s strategy.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.

The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, generate offsetting losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index as measured at its most recent reconstitution. On December 31, 2016, the market capitalization of these companies ranged from approximately $630 billion to $2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the S&P 500® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying assets of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above.
Non-Principal Investment Strategies
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may invest in preferred stocks, small capitalization stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Tax-Managed U.S. Mid & Small Cap Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in medium and small capitalization companies economically tied to the

U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of medium and small capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund, whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the Fund’s money managers. This includes assets managed directly by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money manager strategies. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each money manager’s strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may vary from such aggregation primarily for the purpose of increasing the Fund’s tax-efficiency. RIM may also deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
•	Dynamic Style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.

The Fund seeks to realize capital growth while considering shareholder tax consequences arising from its portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.
The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.
The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns. The Fund principally strives to realize the majority of its returns as long-term capital gains under U.S. tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is most appropriate in that case to do so or as a result of redemption activity.
RIM seeks to manage the impact of taxes through the use of active tax management strategies.  The active tax management strategies employed by RIM in its management of the Fund include taxable gain and loss harvesting activities (“tax loss harvesting”), capital gain deferral, tax lot management (which generally includes selling stocks with the highest tax cost first) and minimization of wash sales, where possible.
If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund’s tax efficiency. Over time, the Fund may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains. Corporate actions, such as mergers or acquisitions, related to portfolio securities held by the Fund may also result in the realization of capital gains.
When a shareholder redeems the Fund’s Shares, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund’s strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund’s strategy.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, generate offsetting losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index or within the capitalization range of the Russell 2500™ Index as measured at its most recent reconstitution. On May 27, 2016, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such medium capitalization companies ranged from approximately $9.9 billion to $3.9 billion and the market capitalization of such small capitalization companies ranged from approximately $3.9 billion to $133 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 2500™ Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying assets of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above.
Non-Principal Investment Strategies
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

The Fund may invest in preferred stocks, micro capitalization stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Tax-Managed International Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long-term capital growth on an after-tax basis.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.
The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies economically tied to non-U.S. countries, including emerging market countries, and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. Under normal market conditions, the Fund will invest at least 40%, and may invest up to 100%, of its assets in equity securities economically tied to non-U.S. countries. The Fund may also invest in equity securities of U.S. companies.
The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. However, securities are not selected based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall portfolio exposures including investment style exposures.
RIM employs a “multi-style, multi-manager” approach for the Fund, whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the Fund’s money managers. This includes assets managed directly by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money manager strategies. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each money manager’s strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may vary from such aggregation primarily for the purpose of increasing the Fund’s tax-efficiency. This may include the purchase of depositary receipts as a substitute for recommended common stocks. RIM may also deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
•	Defensive Style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability.
•	Dynamic Style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability.
When determining how to allocate the Fund’s assets among itself and the money managers’ strategies, RIM considers a variety of factors. These factors include overall portfolio characteristics, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate the Fund’s assets to money managers’ strategies in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis. In addition, RIM may adjust allocations based on the Fund’s overall portfolio exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund seeks to realize capital growth while considering shareholder tax consequences arising from its portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.
The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.
The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns. The Fund principally strives to realize the majority of its returns as long-term capital gains under U.S. tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is most appropriate in that case to do so or as a result of redemption activity.
RIM seeks to manage the impact of taxes through the use of active tax management strategies.  The active tax management strategies employed by RIM in its management of the Fund include taxable gain and loss harvesting activities (“tax loss harvesting”), capital gain deferral, tax lot management (which generally includes selling stocks with the highest tax cost first) and minimization of wash sales, where possible.
If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund’s tax efficiency. Over time, the Fund may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains. Transitions between money managers may also require the sale of portfolio securities resulting in the Fund realizing net capital gains. Corporate actions, such as mergers or acquisitions, related to portfolio securities held by the Fund may also result in the realization of capital gains.
When a shareholder redeems the Fund’s Shares, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund’s strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund’s strategy.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIM may manage Fund assets to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for this portion of the Fund’s assets, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money manager strategies, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager strategy or large redemptions resulting from rebalancing by asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and forward currency contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also purchase or sell foreign currencies, mainly through the use of forward currency contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Global ex-U.S. Large Cap Index or within the capitalization range of the Russell Global ex-U.S. Large Cap Index as measured at its most recent. As of May 27, 2016, the market capitalization of such large capitalization companies ranged from approximately $234.2 billion to $14.1 billion and the market capitalization of such medium capitalization companies ranged from approximately $14.1 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies and countries not included within the Russell Global ex-U.S. Large Cap Index.
In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a non-U.S. country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to a non-U.S. country as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
The Fund may invest in rights, warrants and convertible securities. The Fund may also invest in pooled investment vehicles, such as other investment companies and exchange traded funds.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Global Opportunistic Credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Bonds are fixed income securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Under normal market conditions, the Fund will invest at least 30%, and may invest up to 100%, of its assets in securities of issuers economically tied to non-U.S. countries.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. RIM may hire money managers to pursue a particular investment focus, such as specialization in certain sectors or strategies, or may hire money managers to invest across multiple sectors or strategies. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, credit quality allocations, magnitude of sector shifts and duration movements. Duration is a measure of sensitivity to interest rate changes and not time. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.

The Fund invests in various tactical global bond opportunities including high yield fixed income securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade fixed income securities. The Fund invests across the globe and selects instruments believed to have favorable risk/return characteristics regardless of the country an issuer is economically tied to. The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. Although the Fund expects to maintain an intermediate- to long-weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities.
The Fund also purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments. Such investments are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds. Such investments may also be unrated, in which case the Fund relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The Fund may invest in senior secured floating rate loans or debt and second lien or other subordinated or unsecured floating rate loans or debt. Senior secured loans or debt are secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event the borrower goes bankrupt. Second lien and subordinated loans or debt rank after senior obligations of the borrower in the event of bankruptcy and typically have a lower credit rating and therefore higher yield than senior secured loans. Unsecured loans or debt are not secured by specific collateral of the borrower in the event of bankruptcy. Bank loans are often issued in connection with acquisitions, leveraged buyouts, bankruptcy proceedings or financial restructurings and borrowers may have defaulted in the payment of interest or principal or in the performance of certain covenants or agreements and/or have uncertain financial conditions.
The Fund may invest, without limitation, in debt securities that are rated below investment grade, including those in default, (commonly referred to as “high-yield” or “junk bonds”) as determined by one or more nationally recognized statistical rating organizations or in unrated securities judged to be of comparable quality. Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies. The Fund’s currency investments may seek returns through the identification of global macroeconomic and investment themes that impact financial markets, including themes specific to the currency market (e.g., exchange rate valuation), themes from other markets (such as equity, interest rate or commodity markets), or themes that relate to domestic or global economic events or external shocks (such as political events or natural disasters), or through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may use correlated currencies or a basket of correlated currencies to hedge currency exposure that may be too costly to hedge directly or otherwise difficult to hedge for reasons such as capital controls.
The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures contracts, including interest rate and Treasury futures, and enter into options, when-issued transactions (also called forward commitments), swap agreements (including interest rate, index and currency swaps) or swaptions (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets, (4) to facilitate the implementation of its investment strategy, or (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are

created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. The Fund may also enter into spot and forward currency contracts to facilitate settlement of securities transactions.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in fixed income securities, derivatives (including swaps, forwards and futures) and/or pooled investment vehicles to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also seek to hedge currency exposure from a money manager’s investment in fixed income securities denominated in local currency by investing in foreign exchange currency forwards, futures and/or options. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. The Fund may have a relatively high cash reserve balance to enable effective management of cash flows in light of anticipated relatively high price volatility of the Fund’s holdings. The Fund may hold additional cash in connection with its investment strategy.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives (also known as “equitization”), which typically include total return swaps, index credit default swaps and to be announced (“TBA”) securities. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund’s cash or also use the cash equitization process to reduce market exposure. RIM invests any remaining cash in (1) short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with a typical average portfolio duration of one year and individual effective maturities of up to five years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the U.S. Cash Management Fund.
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign fixed income securities, which may be referred to as local access products, credit linked notes or participation notes. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.

The Fund may invest in convertible securities, which can be bonds, notes, debentures, preferred stock or other securities that entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. The Fund may invest in contingent convertible securities, which provide for mandatory conversion into common stock of the issuer under certain circumstances.
The Fund may invest in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables, and collateralized loan obligations.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
The Fund may invest in commercial paper, including asset-backed commercial paper.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by a non-U.S. issuer as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is a non-U.S. issuer as described above.
Non-Principal Investment Strategies
The Fund invests in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency mortgage backed securities, which may include Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages.
The Fund may invest in preferred stocks, rights and warrants. Also, in connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. The Fund may hold such common stock and other securities even though it does not ordinarily purchase such securities.
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds. The Fund may also invest in municipal debt obligations.

The Fund may invest in credit linked notes, which are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”).
The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Unconstrained Total Return Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund seeks to achieve its objective by opportunistically investing in a broad range of fixed income securities across sectors, the globe and credit quality and maturity spectrums, with an emphasis on higher-yielding securities. The Fund’s fixed income investments may include U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt), emerging markets debt securities (including Brady Bonds), convertible securities, high yield fixed income securities, investment grade fixed income securities and mortgage-backed and asset-backed securities. The Fund may also invest in other asset classes in order to seek to achieve its objective, including equity securities. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. RIM may hire money managers to pursue a particular investment focus, such as specialization in certain sectors or strategies, or may hire money managers to invest across multiple sectors or strategies. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, credit quality allocations, magnitude of sector shifts and duration movements. Duration is a measure of sensitivity to interest rate changes and not time. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund may invest in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund may also have exposure to non-agency mortgage-backed securities, including to Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund may also invest in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables and collateralized loan obligations (“CLOs”). CLOs are special purpose entities that are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments.  Such investments are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds.  Such investments may also be unrated, in which case the Fund relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The Fund may invest in senior secured floating rate loans or debt and second lien or other subordinated or unsecured floating rate loans or debt.  Senior secured loans or debt are secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event the borrower goes bankrupt. Second lien and subordinated loans or debt rank after senior obligations of the borrower in the event of bankruptcy and typically have a lower credit rating and therefore higher yield than senior secured loans.  Unsecured loans or debt are not secured by specific collateral of the borrower in the event of bankruptcy.  Bank loans are often issued in connection with acquisitions, leveraged buyouts, bankruptcy proceedings or financial restructurings and borrowers may have defaulted in the payment of interest or principal or in the performance of certain covenants or agreements and/or have uncertain financial conditions.
The Fund may invest in convertible securities, which can be bonds, notes, debentures, preferred stock or other securities that entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. The Fund may invest in contingent convertible securities, which provide for mandatory conversion into common stock of the issuer under certain circumstances. Also, in connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. The Fund may hold such common stock and other securities even though it may not ordinarily purchase such securities.
The Fund may invest, without limitation, in debt securities that are rated below investment grade, including those in default, (commonly referred to as “high-yield” or “junk bonds”) as determined by one or more nationally recognized statistical rating organizations or in unrated securities judged to be of comparable quality. Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.
The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures contracts, including interest rate, foreign currency, Treasury futures and equity index futures, and enter into options, when-issued transactions (also called forward commitments), swap agreements (including interest rate, index and currency swaps) and swaptions. The Fund may invest in derivatives (1) as a substitute for holding securities directly, (2) to facilitate the implementation of its investment strategy, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets, or (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives, including credit linked notes and credit options, as an alternative to buying or selling the fixed income securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). Credit options, which are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies or to manage the Fund’s currency exposures. The Fund’s currency investments may seek returns through the identification of global macroeconomic and investment themes that impact financial markets, including themes specific to the currency market (e.g., exchange rate valuation), themes from other markets (such as equity, interest rate or commodity markets), or themes that relate to domestic or global economic events or external shocks (such as political events or natural disasters), or through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may use correlated currencies or a basket of correlated currencies to hedge currency exposure that may be too costly to hedge directly or otherwise difficult to hedge for reasons such as capital controls.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.
The Fund may invest in equity securities of issuers of any market capitalization economically tied to U.S. and non-U.S. markets, including emerging markets. Equity securities in which the Fund may invest include common stock, preferred stock, master limited partnerships and securities issued in connection with initial public offerings.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
The Fund may enter into repurchase agreements and reverse repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). A reverse repurchase agreement is a transaction whereby the Fund transfers possession of a portfolio security to a commercial bank, broker or dealer and simultaneously agrees to repurchase such security at an agreed upon price and date.
The Fund may invest in commercial paper, including asset-backed commercial paper.  The Fund may invest in money market securities.  The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign fixed income securities, which may be referred to as local access products, credit linked notes or participation notes. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
The Fund may invest in puts, stand-by commitments and demand notes (including variable rate demand notes).
The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).

RIM may manage assets directly to actively manage the Fund’s overall exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in fixed income securities, derivatives (including swaps, forwards and futures) and/or pooled investment vehicles to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
Depending upon market conditions, RIM may allocate a significant portion of the Fund’s assets to cash, all or a portion of which may be “equitized” as described below. The Fund, like any mutual fund, also maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash balances to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund may expose all or a portion of its cash to changes in interest rates and/or market/sector returns by purchasing derivatives, as described herein (also known as “equitization”). RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also use the cash equitization process to reduce market exposure. RIM invests any remaining cash in (1) short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with a typical average portfolio duration of one year and individual effective maturities of up to five years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the U.S. Cash Management Fund.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries also include frontier market countries, which are less developed than traditional emerging market countries.
The Fund is classified as a “non-diversified fund” under the 1940 Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to take larger positions in one or more issuers.
Non-Principal Investment Strategies
The Fund may invest in municipal debt obligations.
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may also invest in rights and warrants.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income, and as a secondary objective, capital appreciation.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Bonds are fixed income securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. RIM may hire money managers to pursue a particular investment focus, such as specialization in certain sectors or strategies, or may hire money managers to invest across multiple sectors or strategies. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. Duration is a measure of sensitivity to interest rate changes and not time. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the Fund may identify sectors of the fixed income market believed to be undervalued and focus its investments in those sectors.

These sectors will differ over time. The Fund may attempt to anticipate shifts in interest rates and hold securities it expects to perform well in relation to market indexes as a result of such shifts. The Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Bloomberg Barclays U.S. Aggregate Bond Index.
The Fund invests in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency mortgage backed securities, which may include Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables, and collateralized loan obligations.
The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.
The Fund may invest in debt securities that are rated below investment grade, including those in default, (commonly referred to as “high-yield” or “junk bonds”) as determined by one or more nationally recognized statistical rating organizations or in unrated securities judged to be of comparable quality. Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies. The Fund’s currency investments may seek returns through the identification of global macroeconomic and investment themes that impact financial markets, including themes specific to the currency market (e.g., exchange rate valuation), themes from other markets (such as equity, interest rate or commodity markets), or themes that relate to domestic or global economic events or external shocks (such as political events or natural disasters), or through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.
The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures contracts, including interest rate and Treasury futures, and enter into options, when-issued transactions (also called forward commitments), swap agreements (including interest rate and index swaps) or swaptions (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets, (4) to facilitate the implementation of its investment strategy, or (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.
The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which was 5.75 years as of December 31, 2016, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Interest rates are currently at historical lows and are likely to increase in the future. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Variable and floating rate securities are generally less sensitive to interest rate changes.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.
The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments.  Such investments are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds.  Such investments may also be unrated, in which case the Fund relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The Fund may invest in senior secured floating rate loans or debt and second lien or other subordinated or unsecured floating rate loans or debt.  Senior secured loans or debt are secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event the borrower goes bankrupt. Second lien and subordinated loans or debt rank after senior obligations of the borrower in the event of bankruptcy and typically have a lower credit rating and therefore higher yield than senior secured loans.  Unsecured loans or debt are not secured by specific collateral of the borrower in the event of bankruptcy.  Bank loans are often issued in connection with acquisitions, leveraged buyouts, bankruptcy proceedings or financial restructurings and borrowers may have defaulted in the payment of interest or principal or in the performance of certain covenants or agreements and/or have uncertain financial conditions.
The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
The Fund may invest in commercial paper, including asset-backed commercial paper.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in fixed income securities, derivatives (including swaps, forwards and futures) and/or pooled investment vehicles to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also seek to hedge currency exposure from a money manager’s investment in fixed income securities denominated in local currency by investing in foreign exchange currency forwards, futures and/or options. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. The Fund may hold additional cash in connection with its investment strategy.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives (also known as “equitization”), which typically include exchange traded fixed income futures contracts, TBAs and swaps. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund’s cash or also use the cash equitization process to reduce market exposure. RIM invests any remaining cash in (1) short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with a typical average portfolio duration of one year and individual effective maturities of up to five years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the U.S. Cash Management Fund.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
Non-Principal Investment Strategies
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds. The Fund may invest in municipal debt obligations.
The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds.
The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
The Fund may invest in convertible securities, which can be bonds, notes, debentures, preferred stock or other securities that entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. The Fund may invest in contingent convertible securities, which provide for mandatory conversion into common stock of the issuer under certain circumstances.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.

Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investment grade bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Bonds are fixed income securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
The Fund will invest principally in securities of “investment grade” quality at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc., Standard & Poor’s Rating Service, or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or the securities have been determined to be of comparable quality. However, higher rated debt securities, including investment grade bonds, are also subject to volatility and a risk of default.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. RIM may hire money managers to pursue a particular investment focus, such as specialization in certain sectors or strategies, or may hire money managers to invest across multiple sectors or strategies. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. Duration is a measure of sensitivity to interest rate changes and not time. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the Fund may focus its investments in sectors of the fixed income market that RIM or the money managers believe are undervalued. These sectors will differ over time. The Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in its primary index.
The Fund invests in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency mortgage backed securities, which may include Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables, and collateralized loan obligations.
The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies. The Fund’s currency investments may seek returns through the identification of global macroeconomic and investment themes that impact financial markets, including themes specific to the currency market (e.g., exchange rate valuation), themes from other markets (such as equity, interest rate or commodity markets), or themes that relate to domestic or global economic events or external shocks (such as political events or natural disasters), or through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.
The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures contracts, including interest rate and Treasury futures, and enter into options, when-issued transactions (also called forward commitments), swap agreements (including interest rate and index swaps) or swaptions (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets, (4) to facilitate the implementation of its investment strategy, or (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.
The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which was 5.75 years as of December 31, 2016, but may vary up to 25% from the Index’s duration. The Fund has no restrictions on individual security duration. Interest rates are currently at historical lows and are likely to increase in the future. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Variable and floating rate securities are generally less sensitive to interest rate changes.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.
The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness.

The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
The Fund may invest in commercial paper, including asset-backed commercial paper.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in fixed income securities, derivatives (including swaps, forwards and futures) and/or pooled investment vehicles to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also seek to hedge currency exposure from a money manager’s investment in fixed income securities denominated in local currency by investing in foreign exchange currency forwards, futures and/or options. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. The Fund may hold additional cash in connection with its investment strategy.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives (also known as “equitization”), which typically include exchange traded fixed income futures contracts, TBAs and swaps. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund’s cash or also use the cash equitization process to reduce market exposure. RIM invests any remaining cash in (1) short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with a typical average portfolio duration of one year and individual effective maturities of up to five years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the U.S. Cash Management Fund.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.

The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
Non-Principal Investment Strategies
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds. The Fund may invest in municipal debt obligations.
The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds.
The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Bonds are fixed income securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
The Fund invests principally in short duration bonds and defines short duration as a duration ranging from 0.5 to 3.0 years. The duration of the Fund’s portfolio typically ranges within 30% of the duration of the BofA Merrill Lynch 1-3 Yr US Treasuries Index, which was 1.84 years as of December 31, 2016, but may vary up to 50% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Interest rates are currently at historical lows and are likely to increase in the future. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Variable and floating rate securities are generally less sensitive to interest rate changes.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. RIM may hire money managers to pursue a particular investment focus, such as specialization in certain sectors or strategies, or may hire money managers to invest across multiple sectors or strategies. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. Duration is a measure of sensitivity to interest rate changes and not time. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the Fund may focus its investments in sectors of the fixed income market believed to be undervalued. These sectors will differ over time. The Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in its primary index.
The Fund invests in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency mortgage backed securities, which may include Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables, and collateralized loan obligations.
The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.
The Fund may invest in debt securities that are rated below investment grade, including those in default, (commonly referred to as “high-yield” or “junk bonds”) as determined by one or more nationally recognized statistical rating organizations or in unrated securities judged to be of comparable quality. Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies. The Fund’s currency investments may seek returns through the identification of global macroeconomic and investment themes that impact financial markets, including themes specific to the currency market (e.g., exchange rate valuation), themes from other markets (such as equity, interest rate or commodity markets), or themes that relate to domestic or global economic events or external shocks (such as political events or natural disasters), or through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.

The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when-issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements (including interest rate swaps) or swaptions (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets, (4) to facilitate the implementation of its investment strategy, or (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.
The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments.  Such investments are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds.  Such investments may also be unrated, in which case the Fund relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The Fund may invest in senior secured floating rate loans or debt and second lien or other subordinated or unsecured floating rate loans or debt.  Senior secured loans or debt are secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event the borrower goes bankrupt. Second lien and subordinated loans or debt rank after senior obligations of the borrower in the event of bankruptcy and typically have a lower credit rating and therefore higher yield than senior secured loans.  Unsecured loans or debt are not secured by specific collateral of the borrower in the event of bankruptcy.  Bank loans are often issued in connection with acquisitions, leveraged buyouts, bankruptcy proceedings or financial restructurings and borrowers may have defaulted in the payment of interest or principal or in the performance of certain covenants or agreements and/or have uncertain financial conditions.
The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated.
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
The Fund may invest in commercial paper, including asset-backed commercial paper.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. RIM may invest a significant portion of the Fund’s assets pursuant to index-based strategies. For the portion of the Fund’s assets directly managed by RIM, RIM may invest in fixed income securities, derivatives (including swaps, forwards and futures) and/or pooled investment vehicles to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also seek to hedge currency exposure from a money manager’s investment in fixed income securities denominated in local currency by investing in foreign exchange currency forwards, futures and/or options. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives (also known as “equitization”), which typically include exchange traded fixed income futures contracts and swaps. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund’s cash or also use the cash equitization process to reduce market exposure. RIM invests any remaining cash in (1) short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with a typical average portfolio duration of approximately two years and individual effective maturities of up to six years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the U.S. Cash Management Fund.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
Non-Principal Investment Strategies
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds. The Fund may invest in municipal debt obligations.
The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Tax-Exempt High Yield Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide a high level of current income that is exempt from federal tax, and as a secondary objective, total return.
Principal Investment Strategies
The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in fixed income investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets.
The Fund invests principally in municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. The Fund may invest up to 20% of the value of its net assets plus borrowings for investment purposes in municipal debt securities, the interest on which is subject to the alternative minimum tax. Some of the Fund's earnings may be subject to federal income tax and most may be subject to state and local taxes.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM utilizes multiple money managers unaffiliated with RIM, each with its own expertise in the municipal debt securities market. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, assets which may be managed directly by RIM to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. Duration is a measure of sensitivity to interest rate changes and not time. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund generally intends to invest a substantial portion of its assets in medium- to low-quality municipal debt securities (including below investment grade municipal debt securities) as rated by one or more nationally recognized statistical rating organizations (“NRSROs”) (municipal debt securities rated BBB+ or lower by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa1 or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or, if unrated, judged to be of comparable quality, including municipal debt securities that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an NRSRO (“distressed securities”). The Fund reserves the right to invest a lesser amount of its net assets in medium to low-quality municipal debt securities if it is determined that there is insufficient supply of such obligations available for investment.

The Fund generally expects to invest between 30% and 60% of its assets in municipal debt securities that are rated below investment grade by one or more NRSROs (municipal debt securities rated below BBB- by S&P or Fitch, or below Baa3 by Moody’s) and commonly referred to as “high-yield” or “junk bonds”), including those in default, or in unrated securities judged to be of comparable quality. Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.
The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. Industrial development bonds issued after the effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as “private activity bonds.” Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may invest in commercial paper.
The Fund may invest in puts, stand-by commitments and demand notes (including variable rate demand notes).
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as sector, industry, credit exposure, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in fixed income securities, derivatives (including swaps, forwards and futures) and/or pooled investment vehicles to seek to achieve the desired risk/return profile for the Fund. RIM may also reallocate assets among money managers or increase cash reserves to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by asset allocation programs. RIM invests the Fund’s cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income. Dividends from the Fund’s investments in the unregistered fund and other taxable instruments are treated as taxable income by the Fund’s shareholders.
The Fund may seek to limit the effect of holding cash reserves on the Fund’s exposures by investing in pre-refunded municipal bonds to provide the Fund with longer duration exposure. RIM may invest in pre-refunded municipal bonds to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. Pre-refunded municipal bonds are tax-exempt bonds that have been refunded to a call date prior to the maturity of principal (or to the final maturity of principal, in the case of pre-refunded municipal bonds known as “escrowed-to-maturity bonds”) and remain outstanding in the municipal market. Principal and interest payments on pre-refunded municipal bonds are funded from securities in designated escrow accounts holding U.S. Treasury securities or other obligations of the U.S. government and its agencies and instrumentalities.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
Non-Principal Investment Strategies
The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund may use derivatives to take both long and short positions.
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds.
The Fund may invest in tender option bonds. Typically, a tender option bond transaction begins when a third-party sponsor deposits fixed-rate tax-exempt or other bonds in a trust (“TOB Trust”) created by the sponsor. The TOB Trust issues two types of securities: short-term floating rate securities (“Floaters”) and residual securities junior to the Floater (“Inverse Floaters”). The Fund does not currently intend to deposit bonds into a TOB Trust, but may invest in the Floaters and Inverse Floaters issued by TOB Trusts.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Tax-Exempt Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.
Principal Investment Strategies
The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets. Currently, the Fund does not intend to invest in municipal debt obligations the interest on which is subject to the alternative minimum tax.
The Fund invests principally in investment grade municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. An investment grade quality obligation is one that either a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc, Standard & Poor’s Rating Service or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or the securities have been determined to be of comparable quality. However, higher rated debt obligations, including investment grade municipal debt obligations, may also be subject to volatility and a risk of default.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM utilizes multiple money managers unaffiliated with RIM, each with its own expertise in the municipal bond market. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, assets which may be managed directly by RIM to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. Duration is a measure of sensitivity to interest rate changes and not time. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund may invest in municipal debt securities that are rated below investment grade, including those in default, (commonly referred to as “high-yield” or “junk bonds”) as determined by one or more nationally recognized statistical rating organizations or in unrated securities judged to be of comparable quality.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may invest in commercial paper.
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in fixed income securities, derivatives (including swaps, forwards and futures) and/or pooled investment vehicles to seek to achieve the desired risk/return profile for the Fund. RIM may also reallocate assets among money managers or increase cash reserves to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by asset allocation programs. RIM invests the Fund’s cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income. Dividends from the Fund’s investments in the unregistered fund and other taxable instruments are treated as taxable income by the Fund’s shareholders.
The Fund may seek to limit the effect of holding cash reserves on the Fund’s exposures by investing in pre-refunded municipal bonds to provide the Fund with longer duration exposure. RIM may invest in pre-refunded municipal bonds to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. Pre-refunded municipal bonds are tax-exempt bonds that have been refunded to a call date prior to the maturity of principal (or to the final maturity of principal, in the case of pre-refunded municipal bonds known as “escrowed-to-maturity bonds”) and remain outstanding in the municipal market. Principal and interest payments on pre-refunded municipal bonds are funded from securities in designated escrow accounts holding U.S. Treasury securities or other obligations of the U.S. government and its agencies and instrumentalities.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
Non-Principal Investment Strategies
The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund may use derivatives to take both long and short positions.
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Commodity Strategies Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Principal Investment Strategies
The Fund invests directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked instruments, other commodity-linked instruments, derivative instruments, cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market, and in other debt instruments. The Fund’s portfolio is designed to provide exposure to the investment return of assets that trade in the commodities markets without direct investment in physical commodities. As the Fund will have no physical investments in commodities, substantially all of the Fund’s exposures to commodities will be through cash-settled derivative contracts, including exchange-traded futures contracts, over-the-counter total return swap contracts or structured notes that embed derivative contracts related to commodities. The Fund may use derivatives to take both long and short positions.
The Fund is designed to generally achieve positive performance relative to that of the Bloomberg Commodity Index Total Return (“Bloomberg Index”), although there can be no guarantee that this positive performance will be achieved. The Bloomberg Index is a broadly diversified futures index composed of futures contracts on 22 physical commodities. Currently, five energy products, six metals and eleven agricultural products are represented in the index. The reconstitution of the Bloomberg Index is implemented annually in January. The Fund may in the future seek to achieve positive performance relative to that of a different diversified commodities futures index. There may be significant variances in the composition and returns among different commodity indexes.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach and expected return potential relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics may include portfolio biases, sector focus, the degree to which investment decisions are driven by quantitative or fundamental inputs, the extent of spread or contract maturity active positions versus the stated benchmark, the degree of over or under-weights in commodities or commodity sectors, the degree to which timing of futures trades varies from that of the benchmark and the approach to collateral management. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects securities using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects securities based upon its research and analysis of a variety of factors, including, but not limited to, supply and demand, inventory conditions, liquidity and open interest, and may also incorporate quantitative investment models in its process.
The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). Shares of the Subsidiary are not offered to any investors other than the Fund. Investing in the Subsidiary allows the Fund to achieve greater exposure to the commodities markets than would otherwise be possible because of U.S. tax law requirements. The Subsidiary is advised by RIM and has the same investment objective and money managers as the Fund. Employees of RIM and its affiliates and an independent director serve as directors of the Subsidiary. While the Subsidiary pursues an investment program similar to that of the Fund, it may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments, such as swaps and futures, that provide exposure to the performance of the commodities markets without being subject to some of the limitations the Fund is subject to. The Subsidiary may also invest in fixed income instruments. Although the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund, the investment programs of the Fund and the Subsidiary are not identical.
The Fund or the Subsidiary may enter into swap agreements with respect to commodities, interest rates, indexes of commodities or instruments, specific instruments and mortgage, credit and event-linked swaps. To the extent the Fund may invest in foreign-currency denominated instruments, it may enter into swap agreements with respect to foreign currencies. The Fund will limit its direct investments in commodity-linked swap agreements such that the income derived from commodity-linked swap agreements is limited to a maximum of 10% of the Fund’s annual gross income. Certain swaps may be subject to fees and expenses, and by investing in such swaps indirectly through the Fund, a shareholder will bear the expenses of the swap in addition to expenses of the Fund.
The Fund or the Subsidiary may invest in commodity-linked structured notes that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. Commodity-linked structured notes are debt instruments with principal payments generally linked to the value of commodities, commodities futures contracts or the performance of commodity indices with interest and coupon payments tied to a market-based interest rate. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.

As noted above, in addition to instruments linked to certain commodity indices, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts, including swaps on commodity futures. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. The Fund or the Subsidiary may seek to identify pricing inefficiencies associated with commodity index reconstitution and purchase or sell commodity futures contracts before or after index reconstitution in an attempt to increase Fund returns. The Fund or Subsidiary may also employ spread trading strategies (i.e., the simultaneous purchase of long and short futures contracts of the same or related commodities) implemented through individual commodity futures positions. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. The Fund or the Subsidiary may invest in instruments linked to the value of commodities not represented by commodity indices, including the Bloomberg Index. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity or commodity sector will vary based on market conditions, but from time to time this portion could be substantial. As a result, the Fund’s returns may deviate from the returns of any particular commodity index and the Fund’s performance may significantly diverge from that of the Bloomberg Index.
The Fund or the Subsidiary may purchase and sell non-commodity futures contracts, including interest rate, Treasury, Eurodollar, and currency futures, and may enter into spot and forward currency contracts.
The Fund’s or the Subsidiary’s use of derivatives may cause the Fund’s or the Subsidiary’s investment returns to be impacted by the performance of instruments the Fund or the Subsidiary does not own and result in the Fund’s or the Subsidiary’s total investment exposure exceeding the value of its portfolio.
The Fund or the Subsidiary may invest in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by their respective agencies and instrumentalities, as well as in emerging markets debt securities (including Brady Bonds). The Fund may invest up to 35% of its net assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or fixed income security and selling them as individual securities.
The Fund or the Subsidiary may invest in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, collateralized loan obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund may also have exposure to non-agency mortgage-backed securities, including to Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund may also invest in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables.
The fixed income securities the Fund invests in are principally considered to be of “investment grade” quality at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc., Standard & Poor’s Rating Service, or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or the securities have been determined to be of comparable quality. However, higher rated debt securities, including investment grade bonds, may also be subject to volatility and a risk of default. The Fund may invest in debt securities that are rated below investment grade, including those in default, (commonly referred to as

“high-yield” or “junk bonds”) as determined by one or more nationally recognized statistical rating organizations or in unrated securities judged to be of comparable quality. Junk bonds and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.
The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
The Fund will maintain an average duration of the fixed-income portion of the portfolio (excluding structured notes) of one year or less. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Interest rates are currently at historical lows and are likely to increase in the future. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.
The Fund will not invest 25% or more of its total assets in instruments issued by companies in any one industry. However, 25% or more of its total net assets may be indirectly exposed to industries in the three commodity sectors (currently, the energy, metal and agricultural sectors) of the Bloomberg Index. In addition, the Fund can invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sector (which includes the banking, brokerage and insurance industries). In that case the Fund’s share values will fluctuate in response to events affecting issuers in those sectors.
RIM may manage assets directly to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposure to certain commodities or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in derivatives (including swaps, forwards and futures) to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, or increase cash reserves to manage Fund exposures.
In order to seek to achieve the Fund’s investment objective, RIM may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness and invest in derivatives to seek to achieve the desired exposure.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income. RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a non-U.S. country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to a non-U.S. country as described above.
Non-Principal Investment Strategies
The Fund may invest a portion of its assets in common and preferred stock as well as convertible securities of issuers in commodity-related industries. The Fund may also invest in commercial paper.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Global Infrastructure Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. A company is considered to be engaged in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business are involved in (1) the generation, transmission and distribution of electric energy; (2) the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; (3) alternative energy sources; (4) the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; (5) the building, operation and maintenance of airports and ports, railroads and mass transit systems; (6) telecommunications, including wireless and cable networks; (7) water treatment and distribution; and (8) other public services such as health care and education. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates.
The Fund invests principally in equity securities, including common stocks, of listed infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the Fund selects securities of companies believed to have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located. Under normal market conditions, the Fund will invest at least 40%, and may invest up to 100%, of its assets in securities of issuers economically tied to non-U.S. countries. The Fund may invest in equity securities of companies that are economically tied to emerging market countries. The Fund may invest in large, medium or small capitalization companies. The Fund does not select stocks based on the capitalization size of the company but rather on the relative attractiveness of the investment company.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Funds' Board of Trustees, money managers for the Funds, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Funds' money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to the money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Funds cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, infrastructure sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
A portion of the Fund’s securities are denominated principally in foreign currencies and typically are held outside the U.S.
With respect to non-U.S. securities, the Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of broad global equity markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts.  This exposure will not be specific to infrastructure companies as there is no appropriate derivative instrument available that represents exposure to the Fund's benchmark. This is intended to cause the Fund to perform as though its cash were actually invested in the broad global equity markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund’s cash or may use the cash equitization process to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.

In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a non-U.S. country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to a non-U.S. country as described above.
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Non-Principal Investment Strategies
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may invest in preferred stocks, rights, warrants and convertible securities.
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.

Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”) economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, financing, management or sale of residential, commercial or industrial real estate.
The Fund invests principally in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities. REITs are companies that own interests in real estate or in real estate-related loans or other interests, and their revenue principally consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties or from interest payments on real estate-related loans. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all its taxable income to such shareholders. REIT-like entities organized outside of the U.S. have operations and receive tax treatment similar to that of U.S. REITs. By investing in REITs and REIT–like entities indirectly through the Fund, a shareholder will bear expenses of the REITs and REIT-like entities in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. Stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the individual opportunity.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. RIM selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund's assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the Fund’s cash balances and may manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIM considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
A portion of the Fund’s securities are denominated principally in foreign currencies and typically are held outside the U.S. While the Fund spreads its investments across the globe, the Fund selects securities of companies believed to have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund invests in companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40%, and may invest up to 100%, of its assets in securities of issuers economically tied to non-U.S. countries. The Fund may also invest in equity securities of companies that are economically tied to emerging market countries.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain real estate securities markets or, where there is no appropriate instrument that represents exposure to the various components of the Fund's benchmark, broad global equity markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and swaps. This is intended to cause the Fund to perform as though its cash were actually invested in these markets. Due to the lack of availability of appropriate instruments for certain markets, this exposure will result in returns that are different than that of the Fund's benchmark for the cash portion of the portfolio. RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
With respect to non-U.S. real estate securities, the Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions.
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to non-U.S. countries if the underlying instruments of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a non-U.S. country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is classified as an issuer economically tied to a non-U.S. country as described above.
Non-Principal Investment Strategies
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may invest in preferred stocks, rights, warrants and convertible securities.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Multi-Strategy Income Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
Principal Investment Strategies
The Fund seeks to achieve its objective by principally investing in a range of diversified income-producing investments. The Fund will typically pursue strategies and invest in instruments which have historically produced a significant portion of their total return from income. The Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., non-U.S. and emerging markets countries. The Fund will generally invest 25% to 75% of its assets in equity or equity-related securities or instruments and 25% to 75% of its assets in fixed income or fixed income related securities or instruments. The Fund’s equity investments may include equity securities of real assets-related companies, including real estate-, infrastructure- and commodity-related companies. A real asset is a tangible or physical asset that typically has intrinsic value. Examples of real assets include land, property, equipment, raw materials or infrastructure.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
The Fund employs a “multi-asset, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers and allocates Fund assets among multiple money manager investment strategies. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the portion of Fund assets which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each money manager’s strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may vary from such aggregation primarily for the purpose of increasing trading efficiencies. RIM may also deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
When determining how to allocate the Fund’s assets among itself and the money managers or among money manager strategies, RIM considers a variety of factors. These factors include asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, country weightings, earnings and price volatility statistics, yield, liquidity, credit quality, and duration. The Fund also considers the manner in which money managers’ historical and expected investment returns, as well as the historical and expected returns of asset classes, correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund invests in equity securities of issuers of any market capitalization economically tied to U.S. and non-U.S. countries, including emerging markets countries. Equity securities in which the Fund invests include common stock, preferred stocks, equity and mortgage real estate investment trusts (“REITs”), depositary receipts, securities issued in connection with initial public offerings and equity-related securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock and futures contracts (stock or stock index) (collectively, “equity-related instruments”).
The Fund invests in infrastructure companies, which are companies that are engaged in the infrastructure business. A company is considered to be engaged in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business are involved in (1) the generation, transmission and distribution of electric energy; (2) the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; (3) alternative energy sources; (4) the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; (5) the building, operation and maintenance of airports and ports, railroads and mass transit systems; (6) telecommunications, including wireless and cable networks; (7) water treatment and distribution; and (8) other public services such as health care and education. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates.
The Fund also invests in fixed income securities of any credit quality and maturity. The Fund may invest in U.S. and non-U.S. corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) or by non-U.S. governments, or by their respective agencies and instrumentalities, as well as in emerging markets debt securities. The Fund may invest, without limitation, in fixed income securities or instruments that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), in unrated securities judged to be of comparable quality, and in the lowest-rated fixed income securities, including those in default. The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The Fund may also invest in demand notes.
The Fund may purchase loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments. Such investments are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds. Such investments may also be unrated, in which case the Fund relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The Fund may invest in senior secured floating rate loans or debt and second lien or other subordinated or unsecured floating rate loans or debt. Senior secured loans or debt are secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event the borrower goes bankrupt. Second lien and subordinated loans or debt rank after senior obligations of the borrower in the event of bankruptcy and typically have a lower credit rating and therefore higher yield than senior secured loans. Unsecured loans or debt are not secured by specific collateral of the borrower in the event of bankruptcy. Bank loans are often issued in connection with acquisitions, leveraged buyouts, bankruptcy proceedings or financial restructurings and borrowers may have defaulted in the payment of interest or principal or in the performance of certain covenants or agreements and/or have uncertain financial conditions.
The Fund may invest a portion of its assets in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund may also have exposure to non-agency mortgage-backed securities, including to Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund may also invest in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables and collateralized loan obligations (“CLOs”). CLOs are special purpose entities that are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, swaps and swaptions. The Fund may invest in derivatives (1) as a substitute for holding securities directly, (2) to facilitate the implementation of its investment strategy, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets, (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio, or (6) to manage the Fund’s asset class exposures. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return or to manage Fund risks. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. The Fund may purchase and sell foreign currency forward contracts for hedging purposes or to manage the Fund’s currency exposures.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.  The Fund’s currency investments may seek returns through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.

The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds. The Fund may also invest in affiliated investment companies.
RIM may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, fixed income securities, currencies, short-term investments and/or derivatives, including futures, forwards and/or options, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives or by purchasing fixed income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts or exchange traded fixed income futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund characteristics in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in (1) short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with an average portfolio duration of one year and individual effective maturities of up to five years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the U.S. Cash Management Fund.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries also include frontier market countries, which are less developed than traditional emerging market countries.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.

Non-Principal Investment Strategies
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign fixed income securities, which may be referred to as local access products, credit linked notes or participation notes. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds. The Fund may invest in Yankee Bonds (dollar denominated obligations issued by the US and non-U.S. corporations).
The Fund may invest in credit linked notes, which are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”).
The Fund may enter into repurchase agreements and reverse repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). A reverse repurchase agreement is a transaction whereby the Fund transfers possession of a portfolio security to a commercial bank, broker or dealer and simultaneously agrees to repurchase such security at an agreed upon price and date.
The Fund may invest in money market securities and municipal debt obligations.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Multi-Asset Growth Strategy Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return with lower volatility than equity markets.
Principal Investment Strategies
In an effort to provide equity-like total return over a market cycle while mitigating downside risk and volatility relative to equities, RIM allocates the Fund’s assets across a broad range of instruments, asset classes and strategies. To seek to achieve the Fund’s objective, RIM dynamically manages the Fund’s positioning based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. By evolving the Fund’s positioning away from sectors with higher relative valuations and towards those believed to present more attractive opportunities, RIM attempts to reduce the Fund’s downside risk and enable the Fund to provide long term total return from a diverse range of potential investments.
The Fund’s target strategic asset allocation is approximately 40% to 60% to global equity-related instruments and to global fixed income-related instruments. However, the Fund is not required to allocate its investments in any set proportion and RIM generally expects to dynamically manage the Fund’s positioning by a variance of up to 25% from the target allocations. Over a market cycle, it is anticipated that the Fund will exhibit approximately two-thirds of the volatility of equities.
The Fund’s global equity investments span developed and emerging markets and may include real estate and infrastructure companies. The Fund’s global fixed income investments may include government and corporate debt, U.S., non-U.S. and emerging markets debt, investment grade and high yield debt, and mortgage-backed and asset-backed securities. The Fund’s fixed income portfolio is expected to include a significant allocation to return-seeking fixed income investments. The Fund may also invest in commodity-related instruments.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
RIM employs a “multi-asset, multi-manager” approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers unaffiliated with RIM to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. When determining how to allocate the Fund's assets among itself and the money manager strategies, RIM considers a variety of factors, including asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics.
Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the performance results of the Fund’s money managers and allocates Fund assets among multiple money manager investment strategies. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each money manager’s strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may vary from such aggregation primarily for the purpose of increasing trading efficiencies. RIM may also deviate from such aggregation for the purposes of risk/return profile management and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
The Fund may invest in equity securities of issuers of any market capitalization economically tied to U.S. and non-U.S. countries, including emerging markets countries. Equity securities in which the Fund invests include common stock, preferred stocks, equity and mortgage real estate investment trusts (“REITs”), depositary receipts, securities issued in connection with initial public offerings and equity-related securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock and futures contracts (stock or stock index). Convertible securities can be bonds, notes, debentures, preferred stock or other securities that entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. The Fund may invest in contingent convertible securities, which provide for mandatory conversion into common stock of the issuer under certain circumstances.
The Fund may invest in infrastructure companies, which are companies that are engaged in the infrastructure business. A company is considered to be engaged in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society.

Companies in the infrastructure business are involved in (1) the generation, transmission and distribution of electric energy; (2) the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; (3) alternative energy sources; (4) the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; (5) the building, operation and maintenance of airports and ports, railroads and mass transit systems; (6) telecommunications, including wireless and cable networks; (7) water treatment and distribution; and (8) other public services such as health care and education. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates.
The Fund may invest in fixed income securities of any credit quality and maturity. The Fund may invest in U.S. and non-U.S. corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) or by non-U.S. governments, or by their respective agencies and instrumentalities, as well as in emerging markets debt securities. The Fund may invest, without limitation, in fixed income securities or instruments that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), in unrated securities judged to be of comparable quality, and in the lowest-rated fixed income securities, including those in default. The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
The Fund may purchase loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments.  Such investments are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds.  Such investments may also be unrated, in which case the Fund relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The Fund may invest in senior secured floating rate loans or debt and second lien or other subordinated or unsecured floating rate loans or debt.  Senior secured loans or debt are secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event the borrower goes bankrupt. Second lien and subordinated loans or debt rank after senior obligations of the borrower in the event of bankruptcy and typically have a lower credit rating and therefore higher yield than senior secured loans.  Unsecured loans or debt are not secured by specific collateral of the borrower in the event of bankruptcy.  Bank loans are often issued in connection with acquisitions, leveraged buyouts, bankruptcy proceedings or financial restructurings and borrowers may have defaulted in the payment of interest or principal or in the performance of certain covenants or agreements and/or have uncertain financial conditions.
The Fund may invest in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund may also have exposure to non-agency mortgage-backed securities, including to Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund may also invest in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables and collateralized loan obligations (“CLOs”). CLOs are special purpose entities that are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures contracts, including interest rate, foreign currency, Treasury futures and equity index futures, and enter into forwards, options, when-issued transactions (also called forward commitments), swap agreements (including interest rate, index and currency swaps) and swaptions. The Fund may invest in derivatives (1) as a substitute for holding securities directly, (2) to facilitate the implementation of its investment strategy, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets, (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio or (6) to manage the Fund’s asset class exposures. The Fund may buy or sell credit default swaps or other credit derivatives, including credit linked notes and credit options, as an alternative to buying or selling the fixed income securities themselves or otherwise to increase the Fund’s total return or to manage Fund risks. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). Credit options, which are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies or to manage the Fund’s currency exposures. The Fund’s currency investments may seek returns through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.
The Fund may invest directly, or indirectly through a wholly-owned subsidiary of the Fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The Subsidiary may invest without limitation in commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions. The Subsidiary may also invest in fixed income instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. Shares of the Subsidiary are not offered to any investors other than the Fund. Investing in the Subsidiary allows the Fund to achieve greater exposure to the commodities markets than would otherwise be possible because of U.S. tax law requirements. The Subsidiary is advised by RIM and may have certain of the same money managers as the Fund. Employees of RIM and its affiliates serve as directors of the Subsidiary. Although the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund, the investment programs of the Fund and the Subsidiary are not identical.
The Fund’s or the Subsidiary’s use of derivatives may cause the Fund’s or the Subsidiary’s investment returns to be impacted by the performance of securities the Fund or the Subsidiary does not own and result in the Fund’s or the Subsidiary’s total investment exposure exceeding the value of its portfolio.
RIM may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of the Fund’s assets directly managed by RIM, RIM may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, fixed income securities, currencies, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIM may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
RIM may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness. RIM may also employ a model-based strategy that seeks gains based upon the difference between the market anticipated volatility and realized volatility of an underlying asset.

Depending upon market conditions, RIM may determine to allocate a significant portion of the Fund’s assets to cash, all or a portion of which may be “equitized” as described below. The Fund, like any mutual fund, also maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash balances to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund may expose all or a portion of its cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts or fixed income futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark. RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in (1) short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with a typical average portfolio duration of one year and individual effective maturities of up to five years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the U.S. Cash Management Fund.
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign fixed income and/or equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
The Fund may enter into repurchase agreements and reverse repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). A reverse repurchase agreement is a transaction whereby the Fund transfers possession of a portfolio security to a commercial bank, broker or dealer and simultaneously agrees to repurchase such security at an agreed upon price and date.
The Fund may invest in commercial paper, including asset-backed commercial paper.  The Fund may invest in money market securities.  The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may engage in active and frequent trading of portfolio securities to achieve its investment strategies.
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries also include frontier market countries, which are less developed than traditional emerging market countries.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.

Non-Principal Investment Strategies
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds.
The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds. The Fund may invest in Yankee Bonds (dollar denominated obligations issued by the US and non-U.S. corporations).
The Fund may invest in puts, stand-by commitments and demand notes (including variable rate demand notes). The Fund may also invest in municipal debt obligations.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Strategic Call Overwriting Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return with lower volatility than U.S. equity markets.
Principal Investment Strategies
The Fund invests principally in equity securities economically tied to the U.S., which primarily include common stocks of large and medium capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index and S&P 500®Index or within the capitalization range of the Russell 1000® Index and S&P 500® Index. The Fund also writes (sells) index call options, typically on broad-based securities market indexes (e.g., the S&P 500® Index). The combination of buying common stocks and selling call options is known as “call overwriting.” The Fund seeks investment results that exceed the total return of and closely correspond to the volatility of the CBOE S&P 500 BuyWrite Index through a combination of returns on equity investments and premiums (cash received) from the sale of index call options. The Fund seeks gains from writing call options and from its equity portfolio and seeks income from dividends on stocks held.
Purchasing Equity Securities
The Fund invests principally in equity securities economically tied to the U.S., which primarily include common stocks of large and medium capitalization companies.
RIM uses a multi-factor quantitative model to identify an equity portfolio which it believes will provide the Fund’s desired exposures. The model evaluates the stocks in the Russell 1000® Index and S&P 500® Index to construct a portfolio of large and medium capitalization U.S. stocks. Generally, the model is designed to seek to meet or exceed the performance of the S&P 500® Index. RIM may incorporate its strategic and/or tactical views on the Fund’s desired exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) into the model in order to seek to achieve the desired risk/return profile for the Fund. The model also considers other factors, such as potential tax implications. However, the Fund’s option strategies may defer the recognition of Fund losses and increase the percentage of Fund income that is characterized as short-term capital gain. RIM monitors the performance of the stock portfolio compared to the S&P 500® Index along with other factors and may make adjustments to the Fund’s stock portfolio from time to time.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index and S&P 500® Index or within the capitalization range of the Russell 1000® Index and S&P 500® Index as measured at their most recent reconstitutions. Based on the capitalization range of these indexes at their most recent reconstitutions, the market capitalization of the stocks in which the Fund invests ranges from approximately $630 billion to $1.9 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution.
Equity securities in which the Fund invests include common stocks and equity-equivalent securities or instruments whose values are based on common stocks, such as options (stock or stock index), futures contracts (stock or stock index) and index swaps.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, RIM may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country.
Writing Index Call Options
Under normal circumstances, the Fund continuously writes (sells) index call options, typically on broad-based securities market indexes (e.g., the S&P 500® Index). As the writer of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the writer of the index call option. The Fund may also buy back a call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of buying back the option and the premium received will determine the gain or loss realized by the Fund.
The percentage of the Fund’s portfolio value against which index options are written may vary over time. The Fund writes index call options within a predefined strike range (i.e., the price at which the call option can be exercised by the purchaser) which varies from slightly in-the-money to slightly to moderately out-of-the-money, meaning that option exercise prices may be either higher or lower than the current price level of the index at the time the options are written. The Fund typically writes index call options with weekly and monthly tenors (i.e., the amount of time left until expiration), but may write index call options with up to three-month tenors. The Fund uses a multi-factor quantitative model to guide strike and tenor selection. The model considers multiple factors in determining the option strike and tenor. The Fund may also write call options on exchange-traded funds (“ETFs”) that track an equity market index and that replicate or closely replicate the Fund’s stock holdings. In certain market environments when the quantitative model indicates an increased probability that markets will rise, RIM may seek gains from the potential rising market without limiting the Fund’s upside potential by reducing the percentage of the Fund’s portfolio value over which call options are written or writing out of the money call options. In these situations, RIM expects that at least 25% of the Fund’s portfolio value will remain overwritten.
Writing index call options is designed to reduce the Fund’s volatility relative to U.S. equity securities and provide the Fund with gains from premiums received. However, writing index call options may reduce the Fund’s ability to gain from increases in the value of its equity securities.
Because the Fund writes index call options in addition to investing in equity securities, the Fund’s volatility over time is likely to be more similar to long-term fixed income securities (fixed income securities with maturities of twenty or more years) and hybrid investments (investments that blend equity and fixed income securities) than to equity securities. By investing principally in equity securities economically tied to the U.S., the Fund is designed to be less vulnerable to interest rate volatility, a risk factor present in both fixed income and hybrid investments. The Fund’s index option writing strategy seeks to reduce the volatility inherent in U.S. equity securities and provide portfolio return diversification over time. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.
Additional Principal Investment Strategies
In addition to writing index call options, the Fund may also invest in derivative instruments, including purchasing or selling forward or futures contracts, options on futures contracts, exchange-traded and over-the-counter options, put and call spreads, equity collars (i.e., the simultaneous purchase of a put option and writing of a call option on the same equity security) and equity and index swap agreements. The Fund may utilize derivatives to hedge against fluctuations in equity securities prices, to equitize cash, as described below, or as a substitute for the purchase or sale of equity securities.
In order to seek gains during periods of market volatility, as represented by fluctuations in the value of the CBOE Volatility Index® (the “VIX®”), RIM may utilize a quantitative model to guide its purchase and sale of call and put options on the VIX®. The VIX® is considered a benchmark for stock market volatility.
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds.
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
The Fund may invest in (1) U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and (3) fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality. The Fund may purchase U.S. government obligations on a forward commitment basis. The Fund will invest principally in securities of “investment grade” quality at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s Investor Service, Inc., Standard & Poor’s Rating Service, or Fitch Investors Service, Inc.) has rated the securities Baa3 or BBB- (or the equivalent) or better, or RIM has determined the securities to be of comparable quality.
While RIM recognizes that a certain level of risk is necessary to achieve a Fund’s investment objectives, RIM monitors, and may seek to manage, risk consistent with the Fund’s investment objectives and strategies. RIM monitors risk using a variety of risk measurements, such as tracking error. RIM may seek to manage risk in the Fund’s investment portfolio by directly managing a portion of the Fund’s assets by purchasing common stocks, exchange traded funds, exchange traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps, increasing cash reserves or not being fully invested (not equitized).
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). The Fund may hold additional cash in connection with its investment strategy. RIM may increase or decrease the Fund’s cash reserves for risk management purposes or in anticipation of large redemptions resulting from rebalancing by asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of certain markets by purchasing derivatives (also known as “equitization”), which typically include index futures contracts, options or swaps. This is intended to cause the Fund to perform as though its cash was actually invested in those markets. This exposure may or may not constitute exposure that matches the Russell 1000® Index or S&P 500® Index. The Fund may also use the cash equitization process in order to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if RIM determines that the security is no longer consistent with the investment strategies it pursues for the Fund.
Non-Principal Investment Strategies
The Fund may invest in preferred stocks, rights, warrants and convertible securities.

The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.

RISKS
An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the Funds.
Fund	Principal Risks	Non-Principal Risks
U.S. Core Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Non-Discretionary Implementation Risk
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Dynamic Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Depositary Receipts
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Small Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Securities Lending
• Operational Risk
U.S. Defensive Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Non-Discretionary Implementation Risk
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Defensive Stocks
• Securities of Medium Capitalization Companies
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Counterparty Risk
• Short Sales
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Small Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Depositary Receipts
• Securities Lending
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
U.S. Dynamic Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Growth Stocks
• Value Stocks
• Dynamic Stocks
• Securities of Medium Capitalization Companies
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Counterparty Risk
• Short Sales
• Depositary Receipts
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Small Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Illiquid Securities
• Securities Lending
• Operational Risk
U.S. Strategic Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Non-Discretionary Implementation Risk
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Dynamic Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Counterparty Risk
• Short Sales
• Depositary Receipts
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Small Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Securities Lending
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
U.S. Large Cap Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection Risk
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Dynamic Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Depositary Receipts
• Large Redemptions
• Global Financial Markets Risk
• Cash Management
• New Fund and Long-Term Viability Risk	• Securities of Small Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Securities Lending
• Operational Risk
U.S. Mid Cap Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection Risk
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Dynamic Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Real Estate Investment Trusts (“REITs”)
• Depositary Receipts
• Large Redemptions
• Global Financial Markets Risk
• Cash Management
• New Fund and Long-Term Viability Risk	• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Securities of Other Investment Companies
• Securities Lending
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
U.S. Small Cap Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Dynamic Stocks
• Market-Oriented Investments
• Securities of Small Capitalization Companies
• Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Real Estate Investment Trusts (“REITs”)
• Depositary Receipts
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Medium Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Illiquid Securities
• Securities Lending
• Operational Risk
International Developed Markets Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Preferred Stocks
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Depositary Receipts
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Rights, Warrants and Convertible Securities
• Synthetic Foreign Equity/Fixed Income Securities
• Equity Linked Notes
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Illiquid Securities
• Securities Lending
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
Global Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Market-Oriented Investments
• Quantitative Investing
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Preferred Stocks
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Depositary Receipts
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Rights, Warrants and Convertible Securities
• Synthetic Foreign Equity/Fixed Income Securities
• Equity Linked Notes
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Illiquid Securities
• Securities Lending
• Operational Risk
Emerging Markets Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Non-Discretionary Implementation Risk
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Preferred Stocks
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Investments in Frontier Markets
• Investments in the People’s Republic of China
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Depositary Receipts
• Illiquid Securities
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
• Rights, Warrants and Convertible Securities
• Synthetic Foreign Equity/Fixed Income Securities
• Equity Linked Notes
• Real Estate Investment Trusts (“REITs”)
• Securities Lending
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
Tax-Managed U.S. Large Cap Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Non-Discretionary Implementation Risk
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Market-Oriented Investments
• Tax-Sensitive Management
• Use of Multiple Money Managers in a Tax-Sensitive Fund
• Large Redemptions and Long Portfolio Holding Periods in a Tax-Sensitive Fund
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Depositary Receipts
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Small Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Securities Lending
• Operational Risk
Tax-Managed U.S. Mid & Small Cap Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Non-Discretionary Implementation Risk
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Dynamic Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Tax-Sensitive Management
• Use of Multiple Money Managers in a Tax-Sensitive Fund
• Large Redemptions and Long Portfolio Holding Periods in a Tax-Sensitive Fund
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Real Estate Investment Trusts (“REITs”)
• Depositary Receipts
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Illiquid Securities
• Securities Lending
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
Tax-Managed International Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Non-Discretionary Implementation Risk
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Defensive Stocks
• Dynamic Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Tax-Sensitive Management
• Use of Multiple Money Managers in a Tax-Sensitive Fund
• Large Redemptions and Long Portfolio Holding Periods in a Tax-Sensitive Fund
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Depositary Receipts
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Investments in the People’s Republic of China
• Synthetic Foreign Equity/Fixed Income Securities
• Equity Linked Notes
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Illiquid Securities
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
Global Opportunistic Credit Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Rights, Warrants and Convertible Securities
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”)
• U.S. and Non-U.S. Corporate Debt Securities Risk
•• Government Issued or Guaranteed Securities, U.S. Government Securities
• Money Market Securities (Including Commercial Paper)
• Asset-Backed Commercial Paper
• Variable and Floating Rate Securities
• Asset-Backed Securities
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Loans and Other Direct Indebtedness
• Non-U.S. Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Debt
• Brady Bonds
• Yankee Bonds and Yankee CDs
• Currency Risk
• Synthetic Foreign Equity/Fixed Income Securities
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Illiquid Securities
• Liquidity Risk
• Large Redemptions
• High Portfolio Turnover Risk
• Global Financial Markets Risk
• Cash Management	• Common Stocks
• Preferred Stocks
• Bank Obligations
• Municipal Obligations
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Privately-Issued Mortgage-Backed Securities
• Reverse Mortgages
• Credit Linked Notes, Credit Options and Similar Investments
• Securities of Other Investment Companies
• Securities Lending
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
Unconstrained Total Return Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Volatility Strategies Risk
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”)
• U.S. and Non-U.S. Corporate Debt Securities Risk
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Money Market Securities (Including Commercial Paper)
• Asset-Backed Commercial Paper
• Variable and Floating Rate Securities
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Privately-Issued Mortgage-Backed Securities
• Reverse Mortgages
• Asset-Backed Securities
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Reverse Repurchase Agreements
• Dollar Rolls
• Loans and Other Direct Indebtedness
• Credit Linked Notes, Credit Options and Similar Investments
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Securities
• Emerging Markets Debt
• Brady Bonds
• Yankee Bonds and Yankee CDs
• Currency Risk
• Synthetic Foreign Equity/Fixed Income Securities
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Illiquid Securities
• Liquidity Risk
• High Portfolio Turnover Risk
• Large Redemptions
• Global Financial Markets Risk
• Non-Diversification Risk
• Cash Management
	• New Fund Risk	• Municipal Obligations • Puts, Stand-by Commitments and Demand Notes • Real Estate Investment Trusts (“REITs”) • Depositary Receipts • Operational Risk

Fund	Principal Risks	Non-Principal Risks
Strategic Bond Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”)
• U.S. and Non-U.S. Corporate Debt Securities Risk
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Money Market Securities (Including Commercial Paper)
• Asset-Backed Commercial Paper
• Variable and Floating Rate Securities
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Privately-Issued Mortgage-Backed Securities
• Reverse Mortgages
• Asset-Backed Securities
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Dollar Rolls
• Loans and Other Direct Indebtedness
• Non-U.S. Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Debt
• Yankee Bonds and Yankee CDs
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Illiquid Securities
• Liquidity Risk
• High Portfolio Turnover Risk
• Large Redemptions
• Global Financial Markets Risk
	• Cash Management	• Rights, Warrants and Convertible Securities • Bank Obligations • Municipal Obligations • Brady Bonds • Securities of Other Investment Companies • Securities Lending • Operational Risk

Fund	Principal Risks	Non-Principal Risks
Investment Grade Bond	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fixed Income Securities Risk
• U.S. and Non-U.S. Corporate Debt Securities Risk
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Money Market Securities (Including Commercial Paper)
• Asset-Backed Commercial Paper
• Variable and Floating Rate Securities
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Privately-Issued Mortgage-Backed Securities
• Reverse Mortgages
• Asset-Backed Securities
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Dollar Rolls
• Loans and Other Direct Indebtedness
• Non-U.S. Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Debt
• Yankee Bonds and Yankee CDs
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Illiquid Securities
• Liquidity Risk
• High Portfolio Turnover Risk
• Large Redemptions
• Global Financial Markets Risk
	• Cash Management	• Bank Obligations • Municipal Obligations • Brady Bonds • Securities of Other Investment Companies • Securities Lending • Operational Risk

Fund	Principal Risks	Non-Principal Risks
Short Duration Bond Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”)
• U.S. and Non-U.S. Corporate Debt Securities Risk
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Bank Obligations
• Money Market Securities (Including Commercial Paper)
• Asset-Backed Commercial Paper
• Variable and Floating Rate Securities
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Privately-Issued Mortgage-Backed Securities
• Reverse Mortgages
• Asset-Backed Securities
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Dollar Rolls
• Loans and Other Direct Indebtedness
• Non-U.S. Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Debt
• Yankee Bonds and Yankee CDs
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Illiquid Securities
• Liquidity Risk
• High Portfolio Turnover Risk
• Large Redemptions
• Global Financial Markets Risk
	• Cash Management	• Municipal Obligations • Brady Bonds • Securities of Other Investment Companies • Securities Lending • Operational Risk

Fund	Principal Risks	Non-Principal Risks
Tax-Exempt High Yield Bond Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Municipal Obligations
• Money Market Securities (Including Commercial Paper)
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Puts, Stand-by Commitments and Demand Notes
• Counterparty Risk
• Illiquid Securities
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management
• Distressed Securities
	• Alternative Minimum Tax Risk	• Asset-Backed Commercial Paper • Tender Option Bonds • Derivatives (Futures Contracts, Options and Swaps) • Securities of Other Investment Companies • Operational Risk
Tax-Exempt Bond Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Money Market Securities (Including Commercial Paper)
• Municipal Obligations
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Counterparty Risk
• Illiquid Securities
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
	• Cash Management	• Derivatives (Futures Contracts, Options, Forwards and Swaps) • Securities of Other Investment Companies • Securities Lending • Operational Risk

Fund	Principal Risks	Non-Principal Risks
Commodity Strategies Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”)
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Bank Obligations
• Municipal Obligations
• Money Market Securities (Including Commercial Paper)
• U.S. and Non-U.S. Corporate Debt Securities Risk
• Variable and Floating Rate Securities
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Privately-Issued Mortgage-Backed Securities
• Asset-Backed Securities
• Non-U.S. Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Debt
• Brady Bonds
• Yankee Bonds and Yankee CDs
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Commodity Risk
• Tax Risk
• Subsidiary Risk
• Liquidity Risk
• Large Redemptions
	• Global Financial Markets Risk	• Equity Securities • Common Stocks • Preferred Stocks • Convertible Securities • Securities of Other Investment Companies • Operational Risk

Fund	Principal Risks	Non-Principal Risks
Global Infrastructure Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Currency Trading Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Counterparty Risk
• Infrastructure Companies
• Master Limited Partnerships (“MLPs”)
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Investments in the People’s Republic of China
• Synthetic Foreign Equity/Fixed Income Securities
• Equity Linked Notes
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Depositary Receipts
• Illiquid Securities
• Securities Lending
• Operational Risk
Global Real Estate Securities Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Real Estate Securities
• Real Estate Investment Trusts (“REITs”)
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Industry Concentration Risk
	• Cash Management	• Preferred Stocks • Rights, Warrants and Convertible Securities • Securities of Other Investment Companies • Depositary Receipts • Illiquid Securities • Securities Lending • Operational Risk

Fund	Principal Risks	Non-Principal Risks
Multi-Strategy Income Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Non-Discretionary Implementation Risk
• Equity Securities Risk
• Common Stocks
• Preferred Stocks
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Rights, Warrants and Convertible Securities
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”)
• U.S. and Non-U.S. Corporate Debt Securities Risk
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Bank Obligations
• Asset-Backed Commercial Paper
• Variable and Floating Rate Securities
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Reverse Mortgages
• Asset-Backed Securities
• Put, Stand-by Commitments and Demand Notes
• Dollar Rolls
• Loans and Other Direct Indebtedness
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Securities
• Emerging Markets Debt
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Real Estate Securities
• Real Estate Investment Trusts (“REITs”)
• Infrastructure Companies
• Master Limited Partnerships (“MLPs”)
• Commodity Risk
• Depositary Receipts
• Illiquid Securities
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Municipal Obligations
• Money Market Securities (Including Commercial Paper)
• Privately-Issued Mortgage-Backed Securities
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Reverse Repurchase Agreements
• Credit Linked Notes, Credit Options and Similar Investments
• Brady Bonds
• Yankee Bonds and Yankee CDs
• Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
• Equity Linked Notes
• Securities Lending
• Distressed Securities
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
Multi-Asset Growth Strategy Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Non-Discretionary Implementation Risk
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000 Index
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Volatility Strategies Risk
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
• U.S. and Non-U.S. Corporate Debt Securities Risk
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Bank Obligations
• Money Market Securities (Including Commercial Paper)
• Asset-Backed Commercial Paper
• Variable and Floating Rate Securities
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Privately-Issued Mortgage-Backed Securities
• Reverse Mortgages
• Asset-Backed Securities
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Reverse Repurchase Agreements
• Dollar Rolls	• Loans and Other Direct Indebtedness
• Credit Linked Notes, Credit Options and Similar Investments
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Securities
• Emerging Markets Debt
• Currency Risk
• Synthetic Foreign Equity/Fixed Income Securities
• Equity Linked Notes
• Derivatives (Future Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Commodity Risk
• Tax Risk
• Subsidiary Risk
• Real Estate Securities
• Real Estate Investment Trusts (“REITs”)
• Infrastructure Companies
• Master Limited Partnerships (“MLPs”)
• Illiquid Securities
• Liquidity Risk
• High Portfolio Turnover Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management
• New Fund Risk	• Municipal Obligations
• Puts, Stand-by Commitments and Demand Notes
• Brady Bonds
• Yankee Bonds and Yankee CDs
• Securities of Other Investment Companies
• Depositary Receipts
• Securities Lending
• Distressed Securities
• Operational Risk

Fund	Principal Risks	Non-Principal Risks
Strategic Call Overwriting Fund	• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Securities of Medium Capitalization Companies
• Tracking Error Risk
• Equity Portfolio Correlation Risk
• Volatility Strategy Risk
• Call Overwriting Risk
• ETF Option Writing Risk
• Fixed Income Securities Risk
• U.S. Corporate Debt Securities Risk
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Repurchase Agreements
• Yankee Bonds and Yankee CDs
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Counterparty Risk
• Securities of Other Investment Companies
• Large Redemptions
• Global Financial Markets Risk
• Cash Management
	• Long-Term Viability Risk	• Preferred Stocks • Rights, Warrants and Convertible Securities • Depositary Receipts • Real Estate Investment Trusts (“REITs”) • Securities Lending • Operational Risk
In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.
Multi-Manager Approach
While the investment strategies employed by a Fund's money managers are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by a Fund's multiple money managers may result in a Fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to a Fund's performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of a Fund's investment strategy depends on, among other things, both RIM’s skill in selecting money managers and allocating assets to those money managers and on a money manager’s skill in executing the relevant investment strategy and selecting investments for the Fund.
Active Management Risk
Actively managed investment portfolios are subject to active management risk. Despite strategies designed to achieve a Fund's investment objective, the values of investments will change with market conditions, and so will the value of any investment in a Fund and you could lose money. Investments in a Fund could be lost or a Fund could underperform other investments.
•	Security Selection
The securities or instruments chosen by RIM or a money manager to be in a Fund's portfolio may not perform as RIM or the Fund’s money managers expect. In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

•	Management of Fund Exposures
There is no guarantee that RIM will effectively assess a Fund's overall exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term. To seek to actively manage certain Funds’ overall exposures, RIM may use index-based strategies, including index replication and optimized index sampling. For more information about these strategies, see the Index-Based Investing risk in this Prospectus. RIM may also use quantitative models in the management of a Fund's exposures. For more information about quantitative models, see the Quantitative Investing risk in this Prospectus. In order to respond to changes in market risks and opportunities, RIM may implement shifts in a Fund's investment style exposures by changing the Fund’s money manager allocations. Such shifts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect.
Index-Based Investing
The Funds may use index-based strategies, including index replication and optimized index sampling, for certain purposes, including actively managing a Fund's overall exposures. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index, but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and a Fund may not hold all the securities and may hold securities not included in the reference index. A Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause a Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of a Fund's portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of a Fund's portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Non-Discretionary Implementation Risk
With respect to the portion of a Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause a Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio. In addition, RIM may deviate, subject to certain limitations, from the model portfolios provided by non-discretionary money managers for various purposes and this may cause a Fund's return to be lower than if RIM had implemented the model portfolio as provided by the money manager.
Quantitative Investing
Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts. This could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to a Fund's overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest as a result of the factors used in the analysis, the weight placed on each factor, and changes in underlying market conditions. As market dynamics shift over time, a previously successful input or model may become outdated and result in losses. Inputs or models may be flawed or not work as anticipated and cause a Fund to underperform other funds with similar objectives and strategies. Certain inputs and models may utilize third-party data and models that RIM believes to be reliable. However, RIM does not guarantee the accuracy of third-party data or models.

Equity Securities Risk
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the performance of individual companies (company risk). Therefore, the value of an investment in the Funds may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.
•	Common Stocks
The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt instruments will take precedence over the claims of owners of common stocks.
•	Value Stocks
Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
•	Growth Stocks
Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise offset the impact of a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.
•	Defensive Stocks
Investments in defensive stocks are subject to the risks of common stocks. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks. Defensive stocks may also underperform the broad market in declining markets and over various market periods. The relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Defensive stocks may not consistently exhibit the defensive characteristics for which they were selected and may not have lower than average stock price volatility or provide less volatile returns than the broad equity market.
•	Dynamic Stocks
Investments in dynamic stocks are subject to the risks of common stocks. In declining markets, dynamic stocks are likely to underperform growth, value and defensive stocks. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value. Generally, securities with higher price volatility are considered riskier investments than securities with lower price volatility. Dynamic companies may be subject to a heightened risk of bankruptcy. There is no guarantee that a company’s potential for stock price appreciation will be effectively assessed and it is possible that such judgments may prove incorrect. Dynamic investing tends to result in an overweight to medium capitalization stocks.
•	Market-Oriented Investments
Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.
•	Securities of Medium Capitalization Companies
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.
•	Securities of Small Capitalization Companies
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
•	Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
•	Preferred Stocks
Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
•	Rights, Warrants and Convertible Securities
Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but rights typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, a Fund could experience a reduced income rate, potentially to zero. Conversion would deepen the subordination of a Fund, hence worsening the Fund’s standing in the case of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.
Tax-Sensitive Management
A Fund’s tax-managed equity investment strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. A tax-sensitive investment strategy involves active management and a Fund may, at times, take steps to postpone the realization of capital gains that other mutual funds that are not tax-managed may not. This may lead to a difference in pre-tax returns. While a Fund’s investment approaches typically result in the realization of long-term capital gains, short-term capital gains will be realized from time to time when the Fund believes it is appropriate or as a result of corporate actions. In addition, a Fund may also at times engage in active tax management through taxable gain and loss harvesting activities (“tax loss harvesting”), whereby securities may be sold in order to generate capital losses to offset current and future capital gains. There are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve a Fund’s after-tax returns. In some cases, the Fund may repurchase the securities sold at a higher price or the Fund may purchase substitute securities that do not perform as well as the securities that were sold. In other cases, the Fund may purchase additional shares of securities already held by the Fund at a lower cost than the shares held by the Fund with the intent to sell the Fund’s higher cost shares, which is subject to the risk that the value of the securities may decrease prior to their sale. In addition, tax loss harvesting may increase the Fund’s portfolio turnover rates. At times, it may also be impossible to implement the tax-managed strategy if, for example, a Fund does not have any capital losses to offset capital gains.
•	Use of Multiple Money Managers in a Tax-Sensitive Fund
A tax-managed Fund which also uses a multi-manager approach is subject to unique risks. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce wash sales. A wash sale occurs if a security is sold by the Fund at a loss and the Fund acquires a substantially identical security 30 days before or after the date of the sale. Capital losses from wash sales are not tax-deductible. However, the Fund’s multi-manager approach does not guarantee that wash sales will not occur from time to time. To the extent that they do occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Additionally, transitions between money managers may require the sale of portfolio securities resulting in the Fund realizing net capital gains.
•	Large Redemptions and Long Portfolio Holding Periods in a Tax-Sensitive Fund
If large shareholder redemptions occur unexpectedly, a Fund could be required to sell portfolio securities resulting in its realization of net capital gains. If a Fund holds individual securities that have significantly appreciated over a long period of time, it may be difficult for the Fund to sell them without realizing net capital gains. The realization of such capital gains could prevent the Fund from meeting its investment objective.
Tracking Error Risk
While the Strategic Call Overwriting Fund’s equity portfolio seeks to meet or exceed the performance of the S&P 500® Index, its returns may not match or achieve a high degree of correlation with the returns of the S&P 500® Index due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Equity Portfolio Correlation Risk
The effectiveness of the Strategic Call Overwriting Fund’s index option writing strategy to reduce volatility associated with U.S. equity securities may be reduced if the Fund’s equity portfolio does not perform as expected.
Volatility Strategies Risk
Volatility strategies depend on mispricings based upon market anticipated volatility and realized volatility of an underlying asset. Price movements are influenced by many unpredictable factors, such as market sentiment, inflation rates, interest rate movements and general economic and political conditions. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.
Call Overwriting Risk
Writing call options may limit a Fund’s opportunity to gain from an increase in the market value of an equity security in exchange for up-front cash (the premium) at the time of selling the call option. In a rising market, a Fund could significantly underperform the market. Furthermore, a Fund’s call option writing strategy may not reduce the extent of Fund losses during market declines because the Fund will continue to bear the risk of a decline in the value of its equity portfolio. In a sharply declining market, a Fund will likely also experience sharp declines in its net asset value.
•	ETF Option Writing Risk
A Fund may write call options on ETFs that track an index. The strike price of a call option on an ETF relates to the ETF’s market price. Because ETF shares trade at market prices rather than net asset value (“NAV”), ETF shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). When a Fund has written a call option on an ETF that tracks an index and is trading at a premium to its NAV, a Fund may lose money on its written call option because the multi-factor quantitative model that guides the option’s strike price is based on the price of the ETF’s index and not the ETF’s market price.

Fixed Income Securities Risk
Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Interest rates in the United States are at, or near, historic lows, which may increase a Fund's exposure to risks associated with rising rates. Additionally, expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic conditions. Fixed income markets have experienced volatility, which may result in increased shareholder redemptions; (iii) Company risk which is the risk that the value of fixed income securities fluctuates in response to the performance of individual companies; (iv) Credit and default risk which is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money; and (vi) LIBOR risk which is the risk that artificially low submissions to the London Interbank Offered Rate (“LIBOR”) rate setting process during the global financial crisis could adversely affect the interest rates on securities whose payments were determined by reference to LIBOR. According to various reports, certain financial institutions routinely made these submissions as early as 2005 and throughout the global financial crisis. This conduct may have adversely affected the interest rates on certain securities held by the Funds, and any future similar developments could, in turn, reduce the value of such securities. In addition, certain fixed income transactions may give rise to a form of leverage including, among others, when-issued, delayed delivery or forward commitment transactions, reverse repurchase agreements, dollar rolls and other transactions that may be considered a form of borrowing. A Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. This may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.
Specific types of fixed income securities are also subject to additional risks which are described below.
•	Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:
•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged;
•	Changes in the financial condition of their issuers;
•	Price fluctuations in response to changes in interest rates; and
•	Reduced liquidity compared to higher rated securities.
As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to a Fund. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
•	U.S. and Non-U.S. Corporate Debt Securities Risk
U.S. and non-U.S. corporate debt securities are subject to the same risks as other fixed income securities, including interest rate risk and market risk. U.S. and non-U.S. corporate debt securities are also affected by perceptions of the creditworthiness and business prospects of individual issuers. The underlying company may be unable to pay interest or repay principal upon maturity, which could adversely affect the security’s market value. In addition, due to less publicly available financial and other information, less stringent securities regulation, war, and other adverse governmental actions, investments in non-U.S. corporate debt securities may expose the Funds to greater risk than investments in U.S. corporate debt securities.

•	Government Issued or Guaranteed Securities, U.S. Government Securities
Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk, price depreciation risk and default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.
•	Bank Obligations
An adverse development in the banking industry may affect the value of a Fund's investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments, particularly the recently enacted financial reform legislation. The specific effects of such developments are not yet fully known.
•	Municipal Obligations
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. Timely payments by issuers of industrial development bonds are dependent on the money earned by the particular facility or amount of revenues from other sources, and may be negatively affected by the general credit of the user of the facility.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. In addition, the current economic climate and the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. A lack of information regarding certain issuers may make their municipal securities more difficult to assess. Additionally, uncertainties in the municipal securities market could negatively affect a Fund's net asset value and/or the distributions paid by a Fund. Certain municipal obligations in which a Fund invests may pay interest that is subject to the alternative minimum tax.
To be tax exempt, municipal bonds must meet certain regulatory requirements. The failure of a municipal bond to meet these requirements may cause the interest received by a Fund from such bonds to be taxable. Interest on a municipal bond may be declared taxable after the issuance of the bond, and such a determination could be applied retroactively to the date of the issuance of the bond, causing a portion of prior distributions made by a Fund to be taxable to shareholders in the year of receipt. Additionally, income from municipal bonds may be declared taxable due to unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer.
From time to time, a Fund may invest a substantial amount of its assets in municipal bonds the interest from which is paid from revenues of similar projects. If its investments are concentrated in this manner, a Fund will assume the legal and economic risks relating to such projects which may significantly impact a Fund's performance. Additionally, a Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase a Fund's exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.
The Funds may invest in various types of municipal securities that are subject to different risks. These risks may include the following:

•	General Obligation Bonds Risk. Timely payments on general obligation bonds depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•	Revenue Bonds (including Industrial Development Bonds) Risk. Timely payments on revenue bonds, including industrial development bonds, depend on the money earned by the particular facility, or the amount of revenues derived from another source, and may be negatively affected by the general credit of the user of the facility.
•	Private Activities Bonds Risk. Private activities bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
•	Moral Obligation Bonds Risk. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•	Municipal Notes Risk. Municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (although the interest may be includable in taxable income for purposes of the alternative minimum tax) and that have a maturity that is generally one year or less. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, tax free commercial paper, project notes, variable rate demand notes, and tax free participation certificates. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
•	Municipal Lease Obligations Risk. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•	Pre-Refunded Municipal Bonds Risk. In the event a Fund sells a pre-refunded municipal bond prior to its maturity, the price received may be less than the bond’s original cost, depending on market conditions at the time of sale.
•	Money Market Securities (Including Commercial Paper)
Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. A Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which permit the potential imposition of liquidity fees and redemption gates under certain circumstances. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
•	Asset-Backed Commercial Paper
Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
•	Variable and Floating Rate Securities
A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. The interest rate on floating rate securities is ordinarily tied to, and is a specified margin above or below, the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
•	Mortgage-Backed Securities
The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and/or non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced MBS (a “TBA”) at a future date. At the time of purchase, the seller does not specify the particular MBS to be delivered. Instead, a Fund agrees to accept any MBS that meets specified terms agreed upon between the Fund and the seller. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by a Fund.
•	Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment. Since 2008, Fannie Mae and Freddie Mac have been operating under the Federal Housing Finance Administration (“FHFA”) conservatorship and are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. This dependency could affect Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee.
•	Privately-Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately-issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
•	Reverse Mortgages
Certain Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
•	Asset-Backed Securities
Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of a Fund's asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund to dispose of any then existing holdings of such securities. Collateralized loan obligations (“CLOs”) carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
•	Credit and Liquidity Enhancements
Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
•	Repurchase Agreements
Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by a Fund are not within its control and therefore the realization by a Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
•	Reverse Repurchase Agreements
A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund, equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. The Fund may lose money if the market value of the security transferred by the Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
•	Puts, Stand-by Commitments and Demand Notes
Demand notes are obligations with the right to a “put.” Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short term municipal rates. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity. The ability of the Funds to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller is unable to honor a put or stand-by commitment for financial reasons, the Funds may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Funds may lose money.
•	Tender Option Bonds
Typically, a tender option bond transaction begins when a third-party sponsor deposits fixed-rate tax-exempt or other bonds in a trust (“TOB Trust”) created by the sponsor. The TOB Trust issues two types of securities: short-term floating rate securities that represent a senior interest in the underlying bonds (“Floaters”) and residual securities junior to the Floaters (“Inverse Floaters”). Inverse Floaters have increased sensitivity to changes in interest rates and to the market value of the underlying bonds. As a result, changes in the value of the Inverse Floaters are more significant than changes in the market value of the related underlying bonds. The return on Inverse Floaters is inversely related to changes in short-term interest rates. Therefore, Inverse Floaters are also subject to the risk that, if short-term interest rates rise after the issuance of the Inverse Floater, the Inverse Floater will produce less current income and, in certain extreme cases, may pay no income. Further, tender option bonds typically provide for the automatic termination of a TOB Trust if certain adverse events occur, such as a credit ratings downgrade of the underlying bonds below a specified level or a decrease in the market value of the underlying bonds below a specified amount. In such an event, the underlying bonds are generally sold for current market value and the proceeds distributed to holders of the Floaters and Inverse Floaters. However, the holder of the Inverse Floaters will generally receive proceeds of the sale only after the holders of the Floaters have received proceeds equal to the purchase price of their securities. This could result in a loss of a substantial portion, and potentially all, of an investment in the Inverse Floaters.
•	Dollar Rolls
A Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” liquid assets to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for a Fund.
•	Loans and Other Direct Indebtedness
Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to a Fund, a reduction in the value of the loan and a potential decrease in a Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, a Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, a Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also issue publicly-traded securities and, therefore, a Fund may have less information than other investors about certain of the senior or floating rate loans in which the Fund seeks to invest. A Fund’s intentional or unintentional receipt of material non-public information about such issuers could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Fund relies on RIM’s and/or the money manager(s)’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. The market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund's redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
The highly leveraged nature of many such loans, including floating rate “bank loans” or “leveraged loans,” and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to a Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate a Fund's claims on any collateral securing the loan are greater in highly leveraged transactions.
As a Fund may be required to rely upon an interposed bank or other financial intermediary to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.
•	Credit Linked Notes, Credit Options and Similar Investments
Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Non-U.S. Securities
A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund's foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
•	Non-U.S. Equity Securities
Non-U.S. equity securities are subject to all of the risks of equity securities generally, but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.
•	Non-U.S. Fixed Income Securities
A Fund’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with these foreign investments.
•	Emerging Markets Securities
Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
•	Investments in Frontier Markets
Investments in frontier markets are generally subject to all of the risks of investments in non-U.S. and emerging markets securities, but to a heightened degree. Because frontier markets are among the smallest, least developed, least liquid, and most volatile of the emerging markets, investments in frontier markets are generally subject to a greater risk of loss than investments in developed or traditional emerging markets. Many frontier market countries operate with relatively new and unsettled securities laws and are heavily dependent on commodities, foreign trade and/or foreign aid. Compared to developed and traditional emerging market countries, frontier market countries typically have less political and economic stability, face greater risk of a market shutdown, and impose greater governmental restrictions on foreign investments.
•	Investments in the People’s Republic of China
Investments in securities and instruments that are economically tied to the People’s Republic of China (“PRC”) generally are subject to all of the risks of investments in non-U.S. and emerging markets securities. In addition to these risks, investing in securities and instruments economically tied to the PRC presents additional risks including, but not limited to, the following: (a) inefficiencies caused by erratic growth; (b) a lack of consistently-reliable economic data; (c) potentially high rates of inflation; (d) export and international trade dependency; (e) relatively high levels of asset price volatility; (f) small market capitalization and less liquidity; (g) greater competition from regional economies; (h) fluctuations in currency exchange rates or currency devaluation by the PRC government or central bank; (i) the relatively small size and lack of operating history of many PRC companies; (j) a legal and regulatory framework for securities markets, custody arrangements and commerce that is in developing stages; and (k) uncertainty regarding the PRC government’s commitment to economic reforms.
•	Emerging Markets Debt
A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
•	Brady Bonds
Brady Bonds involve various risk factors including residual risk (i.e., the risk of losing the uncollateralized interest and principal amounts on the bonds) and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause a loss of interest or principal on any of the holdings.
•	Yankee Bonds and Yankee CDs
Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
•	Currency Risk
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund. Securities held by a Fund which are denominated in U.S. dollars are still subject to currency risk.
•	Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Equity Linked Notes
An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying instrument. Various derivative instruments are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives may be used as a substitute for taking a position in the underlying instrument and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets. A Fund may also use derivatives to pursue a strategy to be fully invested or to seek to manage portfolio risk.
Investments in a derivative instrument could lose more than the initial amount invested and certain derivatives have the potential for unlimited loss. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Certain Funds' use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. Investments in derivatives can cause a Fund's performance to be more volatile. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes a Fund to a heightened risk of loss.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities, physical commodities or other investments. Derivatives are subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund's predictions of the direction of movements of the prices of the underlying instruments are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on the ability to predict correctly the direction of movements of the prices of the underlying instruments; (ii) imperfect correlation between the price of the derivative instrument and the underlying instrument and the risk of mispricing or improper valuation; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time, which risk is heightened for highly customized derivatives, including swaps; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based; (vii) the possible inability of a Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives; and (viii) for options, the change in volatility of the underlying instrument due to general market and economic conditions or other factors, which may negatively affect the value of such option.
The risk of loss in trading derivatives contracts in some strategies is potentially unlimited. A Fund may lose the entire amount invested in derivative contracts, and more. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. A Fund limits its investment in derivative contracts so that the aggregate notional value (meaning the stated contract value) of the derivative contracts does not exceed the net assets of the Fund. Participation in the option or futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. In many cases, a relatively small price movement in a futures or option contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit or premium received. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.
Although a Fund will not borrow money in order to increase its trading activities, leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the pool's obligations or the pool's exposure to the risks associated with a transaction prior to its scheduled termination date.
Credit default swap contracts may involve greater risks than if a Fund invested in the reference obligation (the underlying debt upon which a credit derivative is based) directly since, in addition to the risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. The Funds may act as either the buyer or the seller of a credit default swap. A Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject a Fund to increased costs or margin requirements.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.
If a put or call option purchased by a Fund is not sold when it has remaining value, and if, on the option expiration date, the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund, which may be unlimited for uncovered call positions.
Furthermore, regulatory requirements to set aside liquid assets to meet obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund needing to sell holdings at a disadvantageous time. A Fund may also be unable to close out its positions when desired.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, RIM or the money manager may wish to retain a Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) required the CFTC to establish speculative position limits on listed futures and options on physical commodities (including certain energy, metals and agricultural products) and economically equivalent over-the-counter (“OTC”) derivatives. The Dodd-Frank Act also required the CFTC to establish position limits for swap transactions that are economically equivalent to futures or options contracts on physical commodities. The CFTC has not finalized the new CFTC-set limits so they are not yet in effect. Further regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
In December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objectives.

Currency Trading Risk
Certain Funds may engage in foreign currency transactions to hedge against uncertainty in the level of future exchange rates and/or to effect investment transactions to generate returns consistent with a Fund's investment objectives and strategies (i.e., speculative currency trading strategies). Foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. Certain Funds may also enter into options on foreign currency. Currency spot, forward and option prices are highly volatile and forward, spot and option contracts may be illiquid. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates. From time to time, governments intervene directly in these markets with the specific intention of influencing such prices. Currency trading may also involve economic leverage (i.e., the Fund may have the right to a return on its investment that exceeds the return that the Fund would expect to receive based on the amount contributed to the investment), which can increase the gain or the loss associated with changes in the value of the underlying instrument. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold. Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations in a Fund's income distributions, including the inability of a Fund to distribute investment income for any given period. As a result, a Fund's use of currency trading strategies may adversely impact a Fund's ability to meet its investment objective of providing current income. Many foreign currency forward contracts will eventually be exchange-traded and cleared.  Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Counterparty Risk
Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving over-the-counter derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.
Short Sales
Certain Funds will enter into short sales. In a short sale, the seller (i.e., the Fund) sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability equal to the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., by taking an offsetting long position in the security sold short). These requirements may result in a Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Commodity Risk
Exposure to the commodities markets may subject certain Funds to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity (such as drought, floods, weather, livestock disease, embargoes or tariffs) and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Funds' net asset value), and there can be no assurance that the Funds' use of leverage will be successful. Different sectors of commodities, including precious metals, base metals, energy and agricultural commodities, may have very different risk characteristics and different levels of volatility. Even within a given sector of a commodity (e.g., energy commodities), there can be significant differences in volatility and correlation between different commodity contracts (e.g., crude oil vs. natural gas), and similarly there can be significant differences in volatility and correlation between contracts expiring at different dates. In addition, the purchase of derivative instruments linked to one type of commodity and the sale of another (i.e., “basis spreads” or “product spreads”), or the purchase of contracts expiring at one date and the sale of contracts expiring at another (i.e., “calendar spreads”) may expose the Funds to additional risk, which could cause the Funds to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Tax Risk
The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund intend to gain exposure indirectly to commodities markets by investing in their respective Subsidiaries, which may invest in commodity index-linked swaps and other commodity-linked derivative instruments and securities. In order for the Funds to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Funds intend to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in their respective Subsidiaries. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Funds' income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Funds to qualify for favorable regulated investment company status under the Code could be jeopardized if the Funds were unable to treat their income from commodity-linked notes and either Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds' investments in either Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds' taxable income or any gains and distributions made by the Funds.

•	Subsidiary Risk
By investing in their respective Subsidiaries, the Commodity Strategies Fund and Multi-Asset Growth Strategy Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, although the investment programs followed by the Funds and each respective Subsidiary are not identical. The derivatives and other investments that will be held by each Subsidiary are generally similar to those that are permitted to be held by the Funds and will be subject to the same risks that apply to similar investments if held directly by the Funds. There can be no assurance that the investment objective of either Subsidiary will be achieved. Neither Subsidiary is registered under the 1940 Act, although each Subsidiary will be maintained in accordance with the custody requirements of Section 17(f) of the 1940 Act. Each Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as the Funds; however, neither Subsidiary is subject to all the investor protection of the 1940 Act. Furthermore, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or either Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Funds.
Securities of Other Investment Companies
If a Fund invests in other investment companies, including exchange traded funds (“ETFs”), shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of a Fund but also to the portfolio investments of the underlying investment companies. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares can trade at either a premium or discount to net asset value. If an ETF held by a Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Real Estate Securities
Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also indirectly subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
•	Real Estate Investment Trusts (“REITs”)
REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws. The value of a REIT may also be affected by changes in interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Infrastructure Companies
Investments in infrastructure companies have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Other factors that may affect the operations of infrastructure companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.
Master Limited Partnerships (“MLPs”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.
Depositary Receipts
Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing a Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
Illiquid Securities
An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued it. A Fund may not be able to sell an illiquid security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. In addition, to the extent a Fund trades in illiquid markets, it may be unable to dispose of or purchase securities at favorable prices in order to satisfy redemptions or subscriptions. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a

Fund's principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.
High Portfolio Turnover Risk
Certain Funds may engage in active and frequent trading, which may result in higher portfolio turnover rates and higher transaction costs than that of a typical mutual fund and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income. These effects of higher than normal portfolio turnover may adversely affect Fund performance. Higher portfolio turnover rates may also increase a Fund's operational risk.
Large Redemptions
Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss or before RIM or its money managers would otherwise decide to do so. Periods of market illiquidity may exacerbate this risk for fixed income and money market funds. To the extent a Fund is invested in a money market fund, recent regulatory changes relating to money market funds may subject the Fund’s redemption from such money market fund to liquidity fees and/or redemption gates under certain circumstances, including in periods of market illiquidity. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund's portfolio securities, higher brokerage commissions and other transaction costs. Certain of the Funds may be used as investments for funds of funds that have the same investment adviser as the Funds. The Funds may also be used as investments in asset allocation programs sponsored by certain Financial Intermediaries. These Funds may have a large percentage of their Shares owned by such funds of funds or through such asset allocation programs. Should RIM or such Financial Intermediary change investment strategies or investment allocations such that fewer assets are invested in a Fund or a Fund is no longer used as an investment, the Fund could experience large redemptions of its Shares.
Global Financial Markets Risk
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. During the recent global financial crisis, instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention could also change the way in which a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund's ability to achieve its investment objective. For example, uncertainty regarding the status of the euro could also create volatility in currency and the general financial markets, which may affect the liquidity and value of a Fund's investments. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect a Fund's investments in ways that are unforeseeable.
Furthermore, a country’s economic conditions, political events, military action and/or other conditions may lead to foreign government intervention and the imposition of economic sanctions. Such sanctions may include (i) the prohibition, limitation or restriction of investment, the movement of currency, securities or other assets; (ii) the imposition of exchange controls or confiscations; and (iii) barriers to registration, settlement or custody. Sanctions may impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, which may negatively impact the value and/or liquidity of such investments.
In certain countries, including the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that a government will be unable to pay investors at maturity, may cause declines in currency valuations or prevent such government from implementing effective fiscal policy. In 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating on the U.S., citing, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. Because certain Funds invest in securities supported by the full faith and credit of the U.S. government, the market prices and yields of such securities may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt.
RIM will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that it will be successful in doing so. In addition, RIC has established procedures to value instruments for which market prices may not be readily available.
Non-Diversification Risk
A non-diversified fund is subject to additional risk. To the extent a Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, a Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.
Industry Concentration Risk
Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.
Cash Management
A Fund may expose its cash to the performance of certain markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives. This approach increases a Fund's performance if the particular market rises in value and reduces a Fund's performance if the particular market declines in value. However, the performance of these instruments may not correlate precisely to the performance of the corresponding market and RIM or a money manager may not effectively select instruments to gain market exposure. As a result, while the goal is to achieve market returns, this strategy may underperform the applicable market. In addition, the sale of equity index put options with respect to a Fund's cash may reduce a Fund's performance if equity markets decline.
Securities Lending
If a borrower of a Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
Distressed Securities
Distressed securities are securities of issuers that are experiencing significant financial or business difficulties. Investments in distressed securities may be considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including the increased possibility that adverse business, financial or economic conditions will cause the issuer to default or initiate insolvency proceedings. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers, and the degree of risk associated with particular distressed securities may be difficult or impossible to determine. Distressed securities may also be illiquid, difficult to value and experience extreme price volatility. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investments, or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Operational Risk
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund. In addition, as the use of technology increases, the Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security breaches of the Funds' third party service providers or issuers in which the Funds invest may also subject the Funds to many of the same risks associated with direct cyber security breaches. The Funds and the Funds' third party service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used or disclosed.
Alternative Minimum Tax Risk
The Tax-Exempt High-Yield Bond Fund may invest up to 20% of its net assets in municipal debt securities the interest on which may be subject to the federal alternative minimum tax. As a result, taxpayers who are subject to the alternative minimum tax could earn a lower after-tax return.
New Fund and Long-Term Viability Risk
Certain Funds are new funds, and certain Funds are relatively new funds and have relatively low assets under management, which may result in additional risk. There can be no assurance that a Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments in the Fund at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

PORTFOLIO TURNOVER
Portfolio turnover measures how frequently securities held by a fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions or recommendations to buy or sell securities independently from other money managers. Thus, one money manager for a Fund may be selling or recommending selling a security when another money manager for the Fund is purchasing or recommending purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. Certain investment practices, including those listed above, may increase a Fund's portfolio turnover rate which may result in higher levels of realized gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Fund performance. The annual portfolio turnover rates for each of the Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in this Prospectus.
PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' Statement of Additional Information.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.
Income Dividends
The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:
Declared	Payable	Funds
Monthly	Early in the following month	Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds
Quarterly	April, July, October and December	U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Large Cap Equity, U.S. Mid Cap Equity, Global Real Estate Securities, Global Infrastructure, Multi-Strategy Income, Multi-Asset Growth Strategy and Strategic Call Overwriting Funds
Annually	Mid-December	U.S. Small Cap Equity, International Developed Markets, Global Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Commodity Strategies, and Tax-Managed International Equity Funds
An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.
Capital Gains Distributions
The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.
Buying a Dividend
If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.
Automatic Reinvestment
Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Fund Shares, unless you elect to have the dividends or distributions paid in cash or invested in another RIC Fund. If you elect to have dividends or distributions invested in Class A1 or Class A3 Shares of another RIC Fund, such investments may be subject to the front-end sales charge applicable to such Class. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.
additional information about TAXES
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, distributions from a Fund are generally taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.
Foreign exchange gain or loss arising from a Fund’s foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to investors.
If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in some cases, distributions from non-U.S. corporations. There can be no assurance that any portion of the dividends you receive from a Fund will qualify as qualified dividend income. It is not expected that any portion of the Commodity Strategies or Strategic Call Overwriting Funds' distributions will be eligible to be treated as qualified dividend income.
When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.
No Fund makes any representation as to the amount or variability of its capital gains distributions which may vary as a function of several factors including, but not limited to, gains and losses related to the sale of securities, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity. The Strategic Call Overwriting Fund’s option strategy may reduce the percentage of Fund distributions that may be treated by investors as long-term capital gains.
Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. A portion of Fund distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund if properly reported by the Fund. The Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.
When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of a Fund’s assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders who may then (subject to limitations) claim a foreign tax credit or deduction.
If you are a corporate investor, a portion of the dividends from net investment income paid by U.S. Core Equity Fund, U.S. Defensive Equity Fund, U.S. Dynamic Equity Fund, U.S. Strategic Equity Fund, U.S. Large Cap Equity Fund, U.S. Mid Cap Equity Fund, U.S. Small Cap Equity Fund, Global Equity Fund, Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Global Infrastructure Fund, Multi-Strategy Income Fund or Multi-Asset Growth Strategy Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. There can be no assurance that any portion of the dividends paid by these Funds will qualify for the corporate dividends-received deduction.  You should consult your tax professional with respect to the applicability of these rules.
Although the Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap and Tax-Managed International Equity Funds consider the tax consequences of portfolio trading activity among other factors during a particular year, the realization of capital gains is not entirely within either the Fund’s or their money managers’ control. Shareholder purchase and redemption activity, as well as the Fund’s performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed U.S. Large Cap Fund, the Tax-Managed U.S. Mid & Small Cap Fund and the Tax-Managed International Equity Fund may vary considerably from year to year.
The Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds intend to continue to qualify to pay “exempt-interest dividends” to their shareholders by maintaining, as of the close of each quarter of their taxable years, at least 50% of the value of their total assets in municipal obligations. If a Fund satisfies this requirement, distributions from net investment income to the Fund’s shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. If the Funds invest in private activity bonds, a portion of any dividends derived from income from such investments may be treated as a preference item in determining your alternative minimum tax.
By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.
The following information is specific to the Commodity Strategies and Multi-Asset Growth Strategy Funds. One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Funds derive at least 90% of their gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize commodity-linked swaps as part of their investment strategy is limited to a maximum of 10 percent of their gross income. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Funds intend to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in their respective Subsidiaries. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Funds’ income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income.  The ability of the Funds to qualify for favorable regulated investment company status under the Code could be jeopardized if the Funds were unable to treat their income from commodity-linked notes and their respective Subsidiaries as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds’ investments in their respective Subsidiaries may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.
The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.
Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds' Statement of Additional Information.
Cost Basis Reporting
Effective January 1, 2012, Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund shares acquired on or after January 1, 2012 (“post-effective date shares”). If you acquire and hold shares directly with the Funds and not through a Financial Intermediary, RIFUS will use a default average cost basis methodology for tracking and reporting your cost basis on post-effective date shares, unless you request, in writing, another cost basis reporting methodology.
Additionally, for redemptions of shares held directly with the Funds on or after January 1, 2012, unless you select specific share lots in writing at the time of redemption, RIFUS will first relieve (i.e., identify the shares to be redeemed for purposes of determining cost basis) all shares acquired prior to January 1, 2012 (“pre-effective date shares”), before relieving any post-effective date shares.  You continue to be responsible for tracking cost basis, and appropriately reporting sales of pre-effective date shares to the IRS.  If RIFUS has historically provided cost basis reporting on these pre-effective date shares, RIFUS will continue to provide those reports.  However, no cost basis reporting will be provided to the IRS on the sale of pre-effective date shares.
If you acquire and hold shares through a Financial Intermediary, please contact your Financial Intermediary for information related to cost basis defaults, cost basis selection, and cost basis reporting.
You should consult your own tax advisor(s) when selecting your cost basis tracking and relief methodology.
HOW NET ASSET VALUE IS DETERMINED
Net Asset Value Per Share
The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund will normally determine net asset value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and calculate a Fund’s net asset value as of the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not calculate a Fund’s net asset value for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day.
The price of Fund Shares is based on a Fund’s net asset value and is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or a Fund agent. See “Additional Information About How to Purchase Shares,” “Additional Information About How to Redeem Shares” and “Exchange Privilege” for more information. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com.

Valuation of Portfolio Securities
The Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RIFUS, RIFUS’s Oversight Committee and the Funds' custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid.  Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities will use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

CHOOSING A CLASS OF SHARES TO BUY
The Funds offer more than one Class of Shares. Each Class of Shares has different sales charges and expenses, allowing you to choose the Class that best meets your needs. Which Class is more beneficial to you depends on the amount and intended length of the investment. Each Class of Shares is offered by one or more Financial Intermediaries. A Financial Intermediary may choose to offer a particular Class of Shares based on, among other factors, its assessment of the appropriateness of a Class’ attributes in light of its customer base. Your Financial Intermediary may not offer all of the Classes of Shares offered in this Prospectus and, therefore, you may not benefit from certain Fund policies, including those regarding sales charge waivers and reduction of sales charges through reinstatement, rights of accumulation, letters of intent and share class conversions. You may need to invest through another Financial Intermediary in order to take advantage of these Fund policies. Please contact your Financial Intermediary to determine which Classes of Shares your Financial Intermediary offers. For more information about the Financial Intermediaries that currently offer Shares of the Funds, please call 800-787-7354 for assistance in contacting an investment professional near you.
Comparing the Funds' Classes
Your Financial Intermediary can help you decide which Class of Shares meets your goals. Your Financial Intermediary may receive different compensation depending upon which Class of Shares you choose.
Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.
Class A Shares
Initial Sales Charge	Up to 3.75% for the fixed income Funds and up to 5.75% for the other Funds (as set forth below); reduced, waived or deferred for large purchases and certain investors
Deferred Sales Charge	1.00% on redemptions of Class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

Class A1 Shares
Initial Sales Charge	Up to 2.50% for all Funds
Deferred Sales Charge	None
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

Class A2 Shares
Initial Sales Charge	Up to 3.50% for all Funds; reduced, waived or deferred for large purchases and certain investors
Deferred Sales Charge	1.00% on redemptions of Class A2 Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

Class A3 Shares
Initial Sales Charge	3.00% for all Funds
Deferred Sales Charge	None
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None
Class C Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	0.75% of average daily assets
Annual Shareholder Service Fees	0.25% of average daily assets
Class C1 Shares
Initial Sales Charge	None
Deferred Sales Charge	1.00% on redemptions of Class C1 Shares made within 12 months of purchase
Annual 12b-1 Fees (including Annual Shareholder Service Fees of 0.25% of average daily assets)	1.00% of average daily assets
Class E Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	0.25% of average daily assets
Class I Shares*
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None
Class R6 Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None

Class S Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None

Class T Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None
Class Y Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None
Class I Shares are not currently offered to new shareholders and may only be purchased by existing Class I shareholders in a Fund.
FRONT-END SALES CHARGES
Class C, C1, E, I, R6, S, T and Y Shares
Class C, C1, E, I, R6, S, T and Y Shares of all Funds offered in this Prospectus are sold without a front-end sales charge.
Class A, Class A1, Class A2 and Class A3 Shares
Class A, Class A1, Class A2 and Class A3 Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. With respect to Class A and Class A2 shares, you pay a lower front-end sales charge as the size of your investment increases to certain levels. With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A or Class A2 Shares of the same Fund or another RIC Fund. With respect to Class A1 and Class A3 Shares, you do not pay a front-end sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A1 or Class A3 Shares of the same Fund but may pay a front-end sales charge if you reinvest such proceeds in another RIC Fund.
The tables below show the rate of front-end sales charge that you pay, depending on the amount of your investment or transaction. The tables below also show the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A, Class A1, Class A2 and Class A3 Shares. Financial Intermediaries may also receive the distribution fee payable on Class A, Class A1, Class A2 and Class A3 Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A, Class A1, Class A2 and Class A3 Shares serviced by them.
Class A Shares
The fixed income Funds and the other Funds have different front-end sales charges. The fixed income Funds include the Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds. The other Funds include the U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Large Cap Equity, U.S. Mid Cap Equity, U.S. Small

Cap Equity, International Developed Markets, Global Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Commodity Strategies, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy and Strategic Call Overwriting Funds.
Fixed Income Funds Front-End Sales Charges for Class A Shares	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.50%	3.63%	2.75%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	2.00%	2.04%	1.60%
$500,000 but less than $1,000,000	1.50%	1.52%	1.20%
$1,000,000 or more	-0-	-0-	up to 1.00%

Other Funds Front-End Sales Charges for Class A Shares	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	-0-	-0-	up to 1.00%
Class A1 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Transaction	Offering Price	Net amount Invested
Less than $250,000	2.50%	2.56%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%
Class A2 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
Less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	0.00%	0.00%	0.00%
Class A3 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
All amounts	3.00%	3.09%	3.00%
Investments of $1,000,000 or more (Class A and Class A2 Shares). With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge when you buy $1,000,000 or more of Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on those Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds' Statement of Additional Information.
Reducing Your Front-End Sales Charge (Class A and Class A2 Shares). To receive a reduced front-end sales charge on purchases of Class A or Class A2 Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A or Class A2 Shares is placed. Your Financial Intermediary may require certain records, such as account statements, to verify that the purchase qualifies for a reduced front-end sales charge.  Additionally, you should retain any records necessary to substantiate historical costs of your Class A or Class A2 Share purchases because the Funds, RIFUS and your Financial Intermediary may not maintain this information.
Front-end Sales Charge Waivers (Class A Shares). Purchases of Class A Shares may be made at net asset value without a front-end or deferred sales charge in the following circumstances. There is no commission paid to Financial Intermediaries for Class A Shares purchased under the following circumstances:
1.	Sales to RIC trustees and employees of Russell Investments (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons
2.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative
3.	Accounts managed by a member of Russell Investments
Prior to March 1, 2016, sales of Class A Shares to multi-participant employer sponsored Defined Contribution plans held in plan level accounts, excluding SEP IRAs and SIMPLE IRAs, qualified for a front-end sales charge waiver. Sales of Class A Shares to plans that previously purchased, and continue to hold, Class A Shares without a front-end sales charge pursuant to this waiver may continue to qualify for the waiver if the policies and procedures of your Financial Intermediary provide for the continued application of the waiver. Please contact your Financial Intermediary for more information.
Moving Between Accounts (Class A, Class A2 and Class A3 Shares). Under certain circumstances, if supported by your Financial Intermediary, you may transfer Class A, Class A2 or Class A3 Shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front-end sales charge. For example, you may transfer Shares without paying a front-end sales load in the following cases:
•	From a non-retirement account to an IRA or other individual retirement account
•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account
In some cases, due to operational limitations or reporting requirements, your Financial Intermediary must redeem Shares from one account and purchase Shares in another account to achieve this type of transfer.
If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.
Aggregated Investments (Class A and Class A2 Shares). The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:
The following accounts owned by you and/or a member of your immediate family (as defined below):
a.	Accounts held individually or jointly
b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act
c.	IRA accounts, certain single participant retirement plan accounts, and SEP IRA, SIMPLE IRA or similar accounts held in individual registration.
d.	Solely controlled business accounts

e.	Trust accounts benefiting you or a member of your immediate family
For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.
Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
You may only combine accounts held with one Financial Intermediary for purposes of aggregated investments.
Rights of Accumulation (“ROA”) (Class A and Class A2 Shares). Subject to the limitations described in the aggregation policy, you may combine current purchases of any RIC Fund with your existing holdings of all RIC Funds to determine your current front-end sales charge for Class A and Class A2 Shares. Subject to your Financial Intermediary’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.
The value of all of your holdings in accounts established in calendar year 2007 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2007. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.
For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. The right of accumulation is subject to modification or discontinuance at any time with respect to all Shares purchased thereafter. Additional information is available from your Financial Intermediary.
Letter of Intent (“LOI”) (Class A and Class A2 Shares). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds you intend to make over a 13-month period with the market value of your current RIC Fund holdings to determine the applicable front-end sales charge. With respect to Class A2 Shares, the combined purchases must be made through one Financial Intermediary in order to be eligible for an LOI. Any appreciation of your current RIC Fund holdings and any Shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested during the LOI period, Shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Class A Shares of the Funds held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.
Exchange Privilege (Class A and Class A2 Shares). Generally, exchanges between Class A or Class A2 Shares of the RIC Funds are not subject to a front-end sales charge. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.
Reinstatement Privilege (Class A Shares). You may reinvest proceeds from a redemption or distribution of Class A Shares into Class A Shares of any RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date and the proceeds are invested in any related account eligible to be aggregated for Rights of Accumulation purposes. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. For purposes of this Reinstatement Privilege, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing individual retirement plan contributions are not eligible for reinstatement without a sales charge. The privilege may not be exercised if proceeds are subject to a purchase restriction as described in the section entitled “Frequent Trading Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.
Information about sales charges and sale charge waivers is available free of charge, on the Funds' website at https://.russellinvestments.com.

MORE ABOUT DEFERRED SALES CHARGES
You do not pay a front-end sales charge when you buy $1,000,000 or more of Class A and Class A2 Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.With respect to Class C1 Shares, if you redeem Class C1 Shares within 12 months of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Shares you have held the longest. Exchanges between Class A, Class A2 and Class C1 Shares you own in one Fund for the same Class of any other Fund are not subject to a deferred sales charge; however, you will pay a deferred sales charge of 1.00% upon redemption if you redeem Class A, Class A2 or Class C1 Shares within one year of your original purchase.
The deferred sales charge may be waived on:
•	shares sold within 12 months following the death or disability of a shareholder
•	redemptions of Class A Shares only, made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70½
•	a systematic withdrawal plan for Class A Shares only, equaling no more than 1% of the account value per any monthly redemption
•	involuntary redemptions
•	redemptions of Class A Shares, Class A2 or Class C1 to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise
All waivers of deferred sales charges are subject to confirmation of your status or holdings.
If you want to learn more about deferred sales charges, contact your Financial Intermediary.
DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS AND PAYMENTS TO FINANCIAL INTERMEDIARIES
The Funds offer multiple Classes of Shares in this Prospectus: Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E,  Class I, Class R6, Class S, Class T and Class Y Shares. Class A Shares are discussed in the sections entitled “Choosing a Class of Shares to Buy,” “Front-End Sales Charges,” and “More About Deferred Sales Charges.”
Class A Shares participate in the Funds' Rule 12b-1 distribution plan. Under the distribution plan, the Funds' Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. The distribution fees are paid out of the Funds' Class A Shares assets on an ongoing basis, and over time these fees will increase the cost of your investment in the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class A1, Class A2 and Class A3 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. The Class A1, Class A2 and Class A3 Shares pay 0.25% annually for the sale and distribution of Class A1, Class A2 and Class A3 Shares but do not pay shareholder services fees on an annual basis for services provided to Class A1, Class A2 and Class A3 shareholders. Because these fees are paid out of the Class A1, Class A2 and Class A3 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A1, Class A2 and Class A3 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class C Shares participate in the Funds’ Rule 12b-1 distribution plan and in the Funds’ shareholder services plan. Under the distribution plan, the Funds’ Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Funds’ Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds’ Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class C1 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. The Class C1 Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C1 Shares and shareholder services fees of

0.25% on an annual basis for services provided to Class C1 shareholders. Because these fees are paid out of the Class C1 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C1 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Funds' Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time these fees will increase the cost of your investment in the Funds.
Class I, Class R6, Class S, Class T and Class Y Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.
Pursuant to the Funds' Rule 12b-1 distribution and shareholder services plans, Financial Intermediaries may receive: distribution compensation from the Funds' Distributor with respect to Class A, Class A1, Class A2 and Class A3 Shares of the Funds; distribution compensation and shareholder services compensation from the Funds' Distributor with respect to Class C and Class C1 Shares; and/or shareholder services compensation from the Funds' Distributor with respect to Class E Shares of the Funds. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.
In addition to the foregoing payments, the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in connection with distribution, which may include providing services intended to result in the sale of Fund Shares, or to pay for services such as marketing support, education and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. Some of these payments are commonly referred to as “revenue sharing.” At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.
RIFUS may also make cash payments, from its own resources, to key Financial Intermediaries and their service providers (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) to pay for services such as account consolidation, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may fluctuate based on the dollar value of Fund Shares held through a particular Financial Intermediary. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.
The Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the SEC and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares.
To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, the Funds' Distributor also offers them a range of complimentary software tools and educational services. The Funds' Distributor provides such tools and services from its own resources.
Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or RIM.
The Funds' Distributor may sponsor sales programs for its registered representatives in which cash incentives are offered to such registered representatives in connection with the sale of certain Funds' Shares by Financial Intermediaries over various periods of time.  Such cash incentives would be paid from the Funds' Distributor’s own resources.
additional information about HOW TO PURCHASE SHARES
Unless you are eligible to participate in a Russell Investments employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

Class E, Class I and Class S Shares may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, or other similar fee for their services for the shareholder account in which the Class E, Class I or Class S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a brokerage commission or other similar fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;
(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEP IRA, SIMPLE IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;
(3)	clients of Financial Intermediaries who are members of Russell Investments;
(4)	individuals pursuant to employee investment programs of Russell Investments or its affiliates; or
(5)	current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class E, Class I or Class S Shares of the Funds and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
Class R6 Shares are available only to employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level accounts on behalf of participants. Class R6 Shares are not available for any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEP-IRAs, SAR-SEPs, SIMPLE IRAs, individual 401(k) or individual 403(b) plan accounts.
Class T Shares may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, or other similar fee for their services for the shareholder account in which the Class T Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a brokerage commission or other similar fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest; or
(2)	current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class T Shares of the Funds and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
In addition, Class T Shares are available only to shareholders who transact on or through advisory platforms that provide limited services to shareholders and charge a transaction fee to shareholders for transactions in Shares of the Funds.
The Funds generally do not have the ability to enforce these limitations on access to Share Classes with eligibility requirements. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Share Classes with eligibility requirements available to those categories of investors listed above that qualify for access to such Share Classes. However, the Funds will not knowingly sell Share Classes with eligibility requirements to any investor not meeting one of the foregoing criteria.
There is currently no required minimum initial investment for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6, Class S or Class T Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares.
For Class Y Shares, there is a $10 million required minimum initial investment for each account in the Funds. However, there is no required minimum initial investment for (i) any Russell Investment Company or Russell Investment

Funds fund of funds, (ii) for investment companies that have entered into a contractual arrangement with a Fund or its service providers to acquire Class Y Shares or (iii) shares acquired by any collective vehicle or other discretionary account actively managed by Russell Investments.
If a Fund detects a pattern of trading that appears to be designed to evade the minimum initial investment requirement for Class Y Shares, the Fund reserves the right to close the account(s). Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. Prior to closing an account, the Funds will provide reasonable notice and an opportunity to increase the account balance. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.
If you purchase, redeem, exchange, convert or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIM, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.
You may purchase Shares through a Financial Intermediary on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). Certain authorized Fund agents have entered into agreements with the Funds' Distributor or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds on behalf of Financial Intermediaries. Some, but not all, Financial Intermediaries are Fund agents, and some, but not all, Fund agents are Financial Intermediaries. Purchase orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Any purchase order received after the purchase order cut-off time will be processed on the following business day at the next calculated net asset value per share. If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and accept purchase orders until the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept purchase orders for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. Because Financial Intermediaries and Fund agents may have earlier purchase order cut off times to allow them to deliver purchase orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
You must place purchase orders for Fund Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement. For certain investment programs where your account is held directly with the Funds' Transfer Agent, you must consult with the investment program to determine the requirements for investing. For such investment programs, cash, checks drawn on credit card accounts, cashiers checks, money orders, travelers checks and other cash equivalents will not be accepted by the Funds' Transfer Agent.
Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.
Foreign Investors: A Financial Intermediary may offer and sell the Funds to non-resident aliens and non-U.S. entities, if (1) the Financial Intermediary can fulfill the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors, and (2) the offer and sale occur in a jurisdiction where a Fund is authorized to be offered and sold, currently the 50 states of the United States and certain U.S. territories.
Without the prior approval of a Fund’s Chief Compliance Officer, non-resident aliens and entities not formed under U.S. law may not purchase Shares of a Fund where the Fund is responsible for the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors. If you invest directly through the Funds and a foreign address is added onto your account, the Funds will not be able to accept additional purchases and will discontinue any automated purchases into the account.
Offering Dates and Times
For all Funds: Purchase orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries and Fund agents may have earlier purchase order cut off times to allow them to deliver purchase orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
Order and Payment Procedures
Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Automated Investment Program
Your Financial Intermediary may offer an automated investment program whereby you may choose to make regular investments in an established account. With the exception of initial purchases (in certain Share Classes), the Funds do not require minimum investment amounts or specific dates for automated purchases; however, your Financial Intermediary may set certain restrictions for this option. If you would like to establish an automated investment program or for further information, please contact your Financial Intermediary.
You may discontinue the automated investment program, or change the amount and timing of your investments by contacting your Financial Intermediary.
EXCHANGE and conversion PRIVILEGE
How to Exchange or Convert Shares
Exchanges Between Funds. Depending on the Share Class you are invested in and your Financial Intermediary’s policies, you may exchange Shares you own in one Fund for Shares of any other Fund offered by RIC if you meet any applicable initial minimum investment and investor eligibility requirements stated in the Prospectus for that Fund. With respect to Class A1 Shares, you may only exchange Class A1 Shares you own in one Fund for Class A1 Shares of another Fund if you pay a front-end sales charge with respect to the Class A1 Shares of such other Fund. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.
An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.
Share Class Conversions. Depending on the Share Class you are invested in and your Financial Intermediary’s policies, you may convert certain Classes of Shares you own of a Fund for Shares of a different Class of Shares of that Fund. You must meet any applicable initial minimum investment requirement and investor eligibility requirements stated in the Prospectus or required by your Financial Intermediary.

Depending upon the policies of your Financial Intermediary, the following conversions may be effected without the incurrence of a front-end sales charge and/or a deferred sales charge, as applicable:
• Class A or Class C Shares to Class A1, Class A2 or Class A3 Shares
• Class C or Class C1 Shares to Class A1, Class A2 or Class A3 Shares after you have held such Class C or Class C1 Shares for a certain period of time as determined by your Financial Intermediary not to exceed ten years
• Class C to Class C1 Shares
Please contact your Financial Intermediary for information related to their conversion policies.
RIFUS believes that a conversion between Classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the conversion as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
Contact your Financial Intermediary for assistance in exchanging or converting Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange or conversion in writing, please contact your Financial Intermediary.
For all Classes of Shares, exchanges and conversions must be made through your Financial Intermediary.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Systematic Exchange Program
Your Financial Intermediary may offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds in an established account. With the exception of initial purchases (for certain Share Classes), the Funds do not require minimum exchange amounts or specific dates for systematic exchanges; however, your Financial Intermediary may set certain restrictions for this option. If you would like to establish a systematic exchange program or for further information, please contact your Financial Intermediary.
A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.
The Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap and Tax-Managed International Equity Funds do not offer a systematic exchange program in view of their portfolio management strategies.
You may discontinue a systematic exchange program, or change the amount and timing of exchanges, by contacting your Financial Intermediary.
RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS
The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.
Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents (i.e., RIM or RIFUS) determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.
In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Additionally, because short-term investments are inconsistent with the Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap and Tax-Managed International Equity Funds’ long-term strategy, these Funds will apply their general right to reject any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions are, in the opinion of these Funds, inconsistent with the Funds’ strategy.
Frequent Trading Policies and Limitations on Trading Activity
Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.
Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.
While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.
If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase Shares of any Fund advised by RIM will be permanently revoked.
If the Funds do not have direct access to the shareholder's account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the shareholder’s Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.
Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds' Chief Compliance Officer (“CCO”).
The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict or reject purchase and exchange orders as described above.
In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary's frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on a Financial Intermediary's frequent trading policies must be approved by the Funds' CCO after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds' policies and procedures.

This policy will not apply to:
•	Money Market Funds. The Board of Trustees believes that it is unnecessary for any money market fund to have frequent trading policies because these funds may be used as short term investments.
•	Transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. RIM and the Board of Trustees believe these transactions do not offer the opportunity for price arbitrage.
•	Institutional accounts, including but not limited to, foundations, endowments or defined benefit plans, where the transactions are a result of the characteristics of the account (e.g., donor directed activity or funding or disbursements of defined benefit plan payments) rather than a result of implementation of an investment strategy, so long as such transactions do not interfere with the efficient management of a Fund’s portfolio or are otherwise not in a Fund’s best interests.
•	Trading associated with asset allocated programs where the asset allocation has been developed by RIM or an affiliate of RIM and RIM has transparency into the amount of trading and the ability to monitor and assess the impact to the Funds or scheduled rebalancing of asset allocated programs based on set trading schedules within specified limits.
•	Systematic purchase or redemption programs, if available.
In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.
This policy will not affect any shareholder’s redemption rights.
Risks of Frequent Trading
Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance. For Funds that use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund’s exposure to market moves but would decrease the proportion of the Fund that is actively managed.
Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair values of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.
Because certain small capitalization equity securities may be traded infrequently, to the extent that a Fund invests significantly in small capitalization equity securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small capitalization portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading
The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder in an omnibus account or curtail their trading practices.
Any exceptions to this policy may only be made by the CCO after a determination that the transaction does not constitute improper trading or other trading activity that may be harmful to the Funds.
additional information about HOW TO REDEEM SHARES
For all Funds: Shares may be redeemed through your Financial Intermediary on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Any redemption requests received after the redemption order cut-off time will be processed on the following business day at the next calculated net asset value per share. If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and accept redemption orders until the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept redemption orders for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.
Redemption Dates and Times
For all Funds: Redemption requests must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Systematic Withdrawal Program
Your Financial Intermediary may offer a systematic withdrawal program whereby you may choose to redeem your Shares and receive regular payments from your account. The Funds do not require specific redemption amounts or specific dates for systematic withdrawals; however, your Financial Intermediary may set certain restrictions for this option. Please contact your Financial Intermediary for further information.
When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.
For Class A and Class A2 Shares, if your Financial Intermediary was paid a commission by the Funds' Distributor on your Class A and Class A2 Shares and you redeem those Class A and Class A2 Shares within one year of purchase, you may pay a deferred sales charge of 1%.

For Class C1 Shares, if you redeem your Class C1 Shares within one year of purchase, you may pay a deferred sales charge of 1%.
The Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap and Tax-Managed International Equity Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.
You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.
PAYMENT OF REDEMPTION PROCEEDS
Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.
When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary. For certain investment programs where your account is held directly with the Funds' Transfer Agent, your redemption proceeds will be paid in one of the following manners: (1) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (2) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.
OTHER INFORMATION ABOUT SHARE TRANSACTIONS
Written Instructions
Written instructions must be in proper form as determined by your Financial Intermediary. For certain investment programs where your account is held directly with the Funds’ Transfer Agent, the Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:
•	The Fund name and account number
•	Details related to the transaction including type and amount
•	Signatures of all owners exactly as registered on the account
•	Any supporting legal documentation that may be required
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Responsibility for Fraud
Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee
Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or account changes. A signature guarantee verifies the authenticity of your signature and helps protect your account against fraud or unauthorized transactions. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association with which you have a banking or investment relationship. A notary public cannot provide a signature guarantee. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.
In-Kind Exchange of Securities
A Fund may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; and not be subject to restrictions on resale.
Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize gains or losses on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.
The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.
Redemption In-Kind
The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder of up to the lesser of $250,000 or 1% of a Fund’s net assets during any 90-day period must be redeemed solely in cash unless otherwise agreed to by the redeeming shareholder. If operationally possible (typically only when a Fund is notified in advance of a large redemption), a Fund may, at its discretion, pay for any portion of a redemption exceeding such amount by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. There are also operational limitations on the ability of the Funds to make an in-kind distribution of most non-U.S. securities. An in-kind distribution of portfolio securities could include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause you to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.
Escheatment and Inactivity
For any accounts held directly at the Funds, the Funds will comply with all federal search and notification requirements, as defined in section 17AD-17 of the Securities Exchange Act of 1934, as amended. Should the assets be determined to be abandoned, then the Funds are legally obligated to escheat said abandoned property to the appropriate state’s unclaimed property administrator, as determined by the owner’s last known address of record.
Furthermore, the Funds will comply with any and all state regulations regarding “inactivity.” Broadly described, state inactivity rules define time periods during which, and specific means by which, shareholders must “contact” their assets, i.e. the Funds, the Funds' agent and/or their Financial Intermediary. The Funds are legally obligated to escheat inactive assets to the state of jurisdiction as identified by the owner’s address of record.
It is the intention of the Funds to comply with the appropriate regulative body for each given instance. For additional information, questions, or concerns regarding these regulations, please contact the Abandoned/Unclaimed Property division of your state of residence, or please contact your Financial Intermediary.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
If you have elected to receive dividends and/or distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Funds with regards to uncashed checks, the Funds may convert your distribution option to have all dividends and/or other distributions reinvested in additional Shares.
Registration of Fund Accounts
Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.
The information in the following tables represents the Financial Highlights for all Funds' Share Classes that had Shares outstanding as of October 31, 2016.
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
U.S. Core Equity Fund
Class A
October 31, 2016	38.50	.34	.45	.79	(.37)	(7.27)	—
October 31, 2015	43.30	.31	1.44	1.75	(.44)	(6.11)	—
October 31, 2014	38.17	.39	5.12	5.51	(.38)	—	—
October 31, 2013	30.29	.31	7.88	8.19	(.31)	—	—
October 31, 2012	27.08	.21	3.23	3.44	(.23)	—	—
Class C
October 31, 2016	37.90	.10	.45	.55	(.13)	(7.27)	—
October 31, 2015	42.78	.02	1.42	1.44	(.21)	(6.11)	—
October 31, 2014	37.78	.08	5.07	5.15	(.15)	—	—
October 31, 2013	30.01	.05	7.80	7.85	(.08)	—	—
October 31, 2012	26.89	(.01)	3.20	3.19	(.07)	—	—
Class E
October 31, 2016	38.53	.34	.46	.80	(.37)	(7.27)	—
October 31, 2015	43.33	.31	1.43	1.74	(.43)	(6.11)	—
October 31, 2014	38.17	.40	5.13	5.53	(.37)	—	—
October 31, 2013	30.29	.32	7.87	8.19	(.31)	—	—
October 31, 2012	27.06	.23	3.21	3.44	(.21)	—	—
Class I
October 31, 2016	38.42	.45	.46	.91	(.48)	(7.27)	—
October 31, 2015	43.24	.44	1.43	1.87	(.58)	(6.11)	—
October 31, 2014	38.10	.52	5.13	5.65	(.51)	—	—
October 31, 2013	30.24	.42	7.86	8.28	(.42)	—	—
October 31, 2012	27.04	.31	3.22	3.53	(.33)	—	—
Class S
October 31, 2016	38.45	.42	.45	.87	(.45)	(7.27)	—
October 31, 2015	43.26	.41	1.43	1.84	(.54)	(6.11)	—
October 31, 2014	38.12	.49	5.13	5.62	(.48)	—	—
October 31, 2013	30.26	.39	7.86	8.25	(.39)	—	—
October 31, 2012	27.04	.28	3.23	3.51	(.29)	—	—
Class Y (j)
October 31, 2016	—	—	—	—	—	—	—
October 31, 2015	43.19	.26	2.13	2.39	(.38)	(6.11)	—
October 31, 2014	38.06	.58	5.11	5.69	(.56)	—	—
October 31, 2013	30.21	.46	7.85	8.31	(.46)	—	—
October 31, 2012	27.02	.33	3.23	3.56	(.37)	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(l)	% Ratio of Expenses to Average Net Assets, Net(d)(l)	% Ratio of Net Investment Income to Average Net Assets(d)	% Portfolio Turnover Rate(k)

(7.64)	31.65	3.15	28,620	1.08	1.08	1.07	73
(6.55)	38.50	4.17	34,474	1.09	1.09	.79	90
(.38)	43.30	14.49	36,334	1.08	1.08	.95	73
(.31)	38.17	27.19	33,491	1.07	1.07	.90	97
(.23)	30.29	12.73	29,349	1.07	1.07	.72	117

(7.40)	31.05	2.42	42,062	1.83	1.83	.32	73
(6.32)	37.90	3.39	50,046	1.84	1.84	.04	90
(.15)	42.78	13.66	54,530	1.83	1.83	.21	73
(.08)	37.78	26.23	55,105	1.82	1.82	.16	97
(.07)	30.01	11.89	53,222	1.82	1.82	(.02)	117

(7.64)	31.69	3.18	6,889	1.08	1.08	1.07	73
(6.54)	38.53	4.14	7,752	1.09	1.09	.80	90
(.37)	43.33	14.52	11,449	1.08	1.08	.97	73
(.31)	38.17	27.18	19,657	1.07	1.06	.95	97
(.21)	30.29	12.78	25,075	1.07	1.02	.81	117

(7.75)	31.58	3.54	350,921.75		.75	1.41	73
(6.69)	38.42	4.48	496,057.76		.76	1.12	90
(.51)	43.24	14.90	572,064.75		.75	1.28	73
(.42)	38.10	27.59	579,477.74		.74	1.23	97
(.33)	30.24	13.13	597,630.74		.74	1.07	117

(7.72)	31.60	3.43	260,691.83		.83	1.33	73
(6.65)	38.45	4.42	361,883.84		.84	1.04	90
(.48)	43.26	14.80	428,952.83		.83	1.20	73
(.39)	38.12	27.51	450,265.82		.82	1.15	97
(.29)	30.26	13.01	440,333.82		.82	.99	117

—	—	—	—	—	—	—	—
(6.49)	39.09	5.88	12,557.64		.64	1.30	90
(.56)	43.19	15.02	707,630.63		.63	1.42	73
(.46)	38.06	27.74	989,520.62		.62	1.35	97
(.37)	30.21	13.24	1,031,582.64		.64	1.16	117

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
U.S. Defensive Equity Fund
Class A
October 31, 2016	47.76	.45	1.55	2.00	(.54)	—	—
October 31, 2015	46.04	.50	1.72	2.22	(.50)	—	—
October 31, 2014	40.06	.40	6.00	6.40	(.42)	—	—
October 31, 2013	32.65	.43	7.42	7.85	(.44)	—	—
October 31, 2012	29.57	.27	3.11	3.38	(.30)	—	—
Class C
October 31, 2016	47.52	.10	1.53	1.63	(.17)	—	—
October 31, 2015	45.80	.15	1.72	1.87	(.15)	—	—
October 31, 2014	39.87	.08	5.95	6.03	(.10)	—	—
October 31, 2013	32.50	.16	7.38	7.54	(.17)	—	—
October 31, 2012	29.45	.03	3.10	3.13	(.08)	—	—
Class E
October 31, 2016	47.82	.46	1.54	2.00	(.53)	—	—
October 31, 2015	46.08	.52	1.71	2.23	(.49)	—	—
October 31, 2014	40.08	.42	5.98	6.40	(.40)	—	—
October 31, 2013	32.66	.44	7.41	7.85	(.43)	—	—
October 31, 2012	29.54	.30	3.09	3.39	(.27)	—	—
Class I
October 31, 2016	47.75	.63	1.53	2.16	(.69)	—	—
October 31, 2015	46.03	.66	1.72	2.38	(.66)	—	—
October 31, 2014	40.06	.55	5.99	6.54	(.57)	—	—
October 31, 2013	32.65	.55	7.42	7.97	(.56)	—	—
October 31, 2012	29.57	.38	3.11	3.49	(.41)	—	—
Class S
October 31, 2016	47.82	.59	1.53	2.12	(.65)	—	—
October 31, 2015	46.09	.63	1.72	2.35	(.62)	—	—
October 31, 2014	40.11	.51	6.00	6.51	(.53)	—	—
October 31, 2013	32.69	.53	7.42	7.95	(.53)	—	—
October 31, 2012	29.59	.35	3.10	3.45	(.35)	—	—
Class Y
October 31, 2016	47.75	.70	1.52	2.22	(.75)	—	—
October 31, 2015	46.03	.71	1.73	2.44	(.72)	—	—
October 31, 2014	40.06	.60	5.99	6.59	(.62)	—	—
October 31, 2013	32.65	.59	7.42	8.01	(.60)	—	—
October 31, 2012	29.58	.42	3.10	3.52	(.45)	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(l)	% Ratio of Expenses to Average Net Assets, Net(d)(g)(l)	% Ratio of Net Investment Income to Average Net Assets(d)	% Portfolio Turnover Rate(k)

(.54)	49.22	4.21	28,450	1.26	1.26	.93	94
(.50)	47.76	4.86	21,590	1.09	1.09	1.07	93
(.42)	46.04	16.05	25,233	1.09	1.09	.94	105
(.44)	40.06	24.18	26,019	1.10	1.10	1.17	105
(.30)	32.65	11.47	21,977	1.28	1.28	.85	150

(.17)	48.98	3.43	43,815	2.01	2.01	.20	94
(.15)	47.52	4.09	46,206	1.84	1.84	.32	93
(.10)	45.80	15.15	50,833	1.84	1.84	.19	105
(.17)	39.87	23.30	48,222	1.85	1.85	.44	105
(.08)	32.50	10.64	45,352	2.03	2.03	.10	150

(.53)	49.29	4.20	5,781	1.26	1.26	.95	94
(.49)	47.82	4.87	6,262	1.09	1.09	1.10	93
(.40)	46.08	16.03	9,598	1.09	1.09	.97	105
(.43)	40.08	24.23	17,140	1.10	1.09	1.21	105
(.27)	32.66	11.47	18,709	1.28	1.23	.93	150

(.69)	49.22	4.55	152,494.93		.93	1.29	94
(.66)	47.75	5.21	194,202.76		.76	1.41	93
(.57)	46.03	16.41	260,235.76		.76	1.28	105
(.56)	40.06	24.63	276,370.77		.77	1.52	105
(.41)	32.65	11.83	280,933.95		.95	1.19	150

(.65)	49.29	4.46	181,534	1.01	1.01	1.21	94
(.62)	47.82	5.14	200,122.84		.84	1.34	93
(.53)	46.09	16.32	266,202.84		.84	1.20	105
(.53)	40.11	24.53	275,158.85		.85	1.45	105
(.35)	32.69	11.70	289,196	1.03	1.03	1.10	150

(.75)	49.22	4.67	215,913.81		.81	1.46	94
(.72)	47.75	5.34	527,015.64		.64	1.51	93
(.62)	46.03	16.54	596,837.64		.64	1.39	105
(.60)	40.06	24.78	586,634.65		.65	1.64	105
(.45)	32.65	11.93	568,935.85		.85	1.31	150

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
U.S. Dynamic Equity Fund
Class A
October 31, 2016	10.76	0.03	.11	.14	(.05)	(1.53)	—
October 31, 2015	12.12	— (f)	.53	.53	— (f)	(1.89)	—
October 31, 2014	12.08	(.03)	1.53	1.50	— (f)	(1.46)	—
October 31, 2013	9.40	— (f)	2.71	2.71	(.03)	—	—
October 31, 2012(3)	9.20	.01	.20	.21	(.01)	—	—
Class C
October 31, 2016	9.21	(.03)	.08	.05	(.01)	(1.53)	—
October 31, 2015	10.70	(.07)	.47	.40	—	(1.89)	—
October 31, 2014	10.90	(.10)	1.36	1.26	—	(1.46)	—
October 31, 2013	8.53	(.07)	2.44	2.37	—	—	—
October 31, 2012	7.56	(.06)	1.03	.97	—	—	—
Class E
October 31, 2016	10.78	.03	.11	.14	(.05)	(1.53)	—
October 31, 2015	12.14	— (f)	.53	.53	— (f)	(1.89)	—
October 31, 2014	12.10	(.02)	1.52	1.50	—	(1.46)	—
October 31, 2013	9.41	.01	2.69	2.70	(.01)	—	—
October 31, 2012	8.27	— (f)	1.14	1.14	—	—	—
Class I
October 31, 2016	11.40	.07	.12	.19	(.08)	(1.53)	—
October 31, 2015	12.73	.03	.56	.59	(.03)	(1.89)	—
October 31, 2014	12.60	.02	1.60	1.62	(.03)	(1.46)	—
October 31, 2013	9.79	.05	2.81	2.86	(.05)	—	—
October 31, 2012	8.56	.03	1.21	1.24	(.01)	—	—
Class S
October 31, 2016	11.22	.06	.11	.17	(.07)	(1.53)	—
October 31, 2015	12.55	.02	.56	.58	(.02)	(1.89)	—
October 31, 2014	12.45	.01	1.57	1.58	(.02)	(1.46)	—
October 31, 2013	9.68	.04	2.76	2.80	(.03)	—	—
October 31, 2012	8.48	.03	1.17	1.20	— (f)	—	—
Class Y
October 31, 2016	11.36	.08	.12	.20	(.09)	(1.53)	—
October 31, 2015	12.69	.05	.56	.61	(.05)	(1.89)	—
October 31, 2014	12.56	.03	1.59	1.62	(.03)	(1.46)	—
October 31, 2013	9.77	.06	2.80	2.86	(.07)	—	—
October 31, 2012(3)	9.56	.02	.21	.23	(.02)	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)(k)

(1.58)	9.32	2.10	1,757	1.55	1.55	.35	118
(1.89)	10.76	4.58	2,349	1.50	1.50	(.04)	142
(1.46)	12.12	13.40	1,994	1.52	1.52	(.22)	146
(.03)	12.08	28.84	1,089	1.51	1.51	— (i)	142
(.01)	9.40	2.30	206	1.36	1.35	.31	120

(1.54)	7.72	1.41	7,509	2.30	2.30	(.40)	118
(1.89)	9.21	3.81	10,862	2.25	2.25	(.79)	142
(1.46)	10.70	12.66	11,644	2.27	2.27	(.96)	146
—	10.90	27.90	9,380	2.26	2.26	(.68)	142
—	8.53	12.83	5,386	2.28	2.07	(.72)	120

(1.58)	9.34	2.10	328	1.55	1.55	.33	118
(1.89)	10.78	4.52	321	1.50	1.50	(.02)	142
(1.46)	12.14	13.46	1,893	1.52	1.52	(.19)	146
(.01)	12.10	28.75	2,959	1.51	1.51	.10	142
—	9.41	13.78	2,443	1.55	1.32	(.01)	120

(1.61)	9.98	2.47	12,144	1.22	1.22	.68	118
(1.92)	11.40	4.90	20,455	1.17	1.17	.30	142
(1.49)	12.73	13.86	28,158	1.19	1.18	.14	146
(.05)	12.60	29.28	28,265	1.18	1.13	.41	142
(.01)	9.79	14.34	18,586	1.21	.94	.38	120

(1.60)	9.79	2.34	19,856	1.30	1.30	.61	118
(1.91)	11.22	4.88	32,114	1.25	1.25	.21	142
(1.48)	12.55	13.68	50,903	1.27	1.27	.05	146
(.03)	12.45	29.04	72,332	1.26	1.26	.35	142
— (f)	9.68	14.20	52,928	1.26	1.07	.29	120

(1.62)	9.94	2.63	421,094	1.10	1.10	.79	118
(1.94)	11.36	5.06	521,326	1.05	1.05	.41	142
(1.49)	12.69	13.99	629,285	1.07	1.07	.23	146
(.07)	12.56	29.34	587,599	1.06	1.06	.56	142
(.02)	9.77	2.36	563,827.91		.91	.80	120

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
U.S. Strategic Equity Fund
Class A
October 31, 2016	12.59	.13	.15	.28	(.12)	(.65)	—
October 31, 2015	13.42	.10	.35	.45	(.10)	(1.18)	—
October 31, 2014	12.73	.11	1.66	1.77	(.12)	(.96)	—
October 31, 2013	10.13	.08	2.65	2.73	(.10)	(.03)	—
October 31, 2012(2)	10.00	.01	.13	.14	(.01)	—	—
Class C
October 31, 2016	12.56	.04	.15	.19	(.03)	(.65)	—
October 31, 2015	13.39	— (f)	.36	.36	(.01)	(1.18)	—
October 31, 2014	12.71	.02	1.65	1.67	(.03)	(.96)	—
October 31, 2013	10.12	— (f)	2.65	2.65	(.03)	(.03)	—
October 31, 2012(2)	10.00	— (f)	.13	.13	(.01)	—	—
Class E
October 31, 2016	12.61	.13	.15	.28	(.12)	(.65)	—
October 31, 2015	13.44	.10	.35	.45	(.10)	(1.18)	—
October 31, 2014	12.74	.11	1.66	1.77	(.11)	(.96)	—
October 31, 2013	10.13	.10	2.63	2.73	(.09)	(.03)	—
October 31, 2012(2)	10.00	.01	.14	.15	(.02)	—	—
Class S
October 31, 2016	12.61	.16	.16	.32	(.15)	(.65)	—
October 31, 2015	13.44	.13	.35	.48	(.13)	(1.18)	—
October 31, 2014	12.74	.14	1.67	1.81	(.15)	(.96)	—
October 31, 2013	10.13	.13	2.63	2.76	(.12)	(.03)	—
October 31, 2012(2)	10.00	.02	.13	.15	(.02)	—	—

See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)(k)

(.77)	12.10	2.51	6,317	1.33	1.07	1.06	75
(1.28)	12.59	3.42	6,700	1.32	1.05	.78	102
(1.08)	13.42	14.72	4,826	1.32	1.07	.86	85
(.13)	12.73	27.15	3,327	1.31	1.13	.73	125
(.01)	10.13	1.44	633	1.36	1.12	.57	15

(.68)	12.07	1.74	18,154	2.08	1.82	.32	75
(1.19)	12.56	2.66	22,288	2.07	1.80	.03	102
(.99)	13.39	13.86	16,787	2.07	1.82	.12	85
(.06)	12.71	26.27	9,948	2.07	1.88	.03	125
(.01)	10.12	1.28	3,479	2.12	1.87	(.19)	15

(.77)	12.12	2.51	74,419	1.33	1.07	1.08	75
(1.28)	12.61	3.40	104,763	1.31	1.05	.78	102
(1.07)	13.44	14.76	97,618	1.32	1.07	.90	85
(.12)	12.74	27.19	90,808	1.31	1.13	.86	125
(.02)	10.13	1.46	69,066	1.37	1.12	.41	15

(.80)	12.13	2.85	2,742,942	1.08	.82	1.33	75
(1.31)	12.61	3.66	3,864,298	1.06	.80	1.03	102
(1.11)	13.44	15.05	3,566,048	1.07	.82	1.13	85
(.15)	12.74	27.51	2,975,527	1.06	.88	1.10	125
(.02)	10.13	1.46	2,072,403	1.11	.87	.96	15

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
U.S. Large Cap Equity Fund
Class A
October 31, 2016	13.25	.11	.20	.31	(.11)	(1.08)	—
October 31, 2015	13.99	.09	.52	.61	(.09)	(1.26)	—
October 31, 2014	13.27	.12	1.63	1.75	(.13)	(.90)	—
October 31, 2013	10.52	.06	2.85	2.91	(.11)	(.05)	—
October 31, 2012(1)	10.00	.05	.53	.58	(.06)	—	—
Class C
October 31, 2016	13.20	.02	.20	.22	(.02)	(1.08)	—
October 31, 2015	13.96	(.01)	.51	.50	— (f)	(1.26)	—
October 31, 2014	13.25	.02	1.63	1.65	(.04)	(.90)	—
October 31, 2013	10.51	— (f)	2.82	2.82	(.03)	(.05)	—
October 31, 2012(1)	10.00	— (f)	.52	.52	(.01)	—	—
Class S
October 31, 2016	13.28	.15	.19	.34	(.14)	(1.08)	—
October 31, 2015	14.02	.13	.51	.64	(.12)	(1.26)	—
October 31, 2014	13.29	.16	1.63	1.79	(.16)	(.90)	—
October 31, 2013	10.52	.13	2.82	2.95	(.13)	(.05)	—
October 31, 2012(1)	10.00	.07	.52	.59	(.07)	—	—
U.S. Mid Cap Equity Fund
Class A
October 31, 2016	12.47	.07	.18	.25	(.09)	(1.69)	—
October 31, 2015	13.27	.03	.29	.32	(.04)	(1.08)	—
October 31, 2014	13.26	.01	1.46	1.47	(.03)	(1.43)	—
October 31, 2013	9.89	.01	3.40	3.41	(.04)	—	—
October 31, 2012(1)	10.00	— (f)	(.08)	(.08)	(.03)	—	—
Class C
October 31, 2016	12.22	(.01)	.17	.16	(.01)	(1.69)	—
October 31, 2015	13.08	(.06)	.28	.22	—	(1.08)	—
October 31, 2014	13.16	(.09)	1.44	1.35	—	(1.43)	—
October 31, 2013	9.86	(.07)	3.39	3.32	(.02)	—	—
October 31, 2012(1)	10.00	(.05)	(.09)	(.14)	— (f)	—	—
Class S
October 31, 2016	12.50	.10	.18	.28	(.11)	(1.69)	—
October 31, 2015	13.30	.07	.28	.35	(.07)	(1.08)	—
October 31, 2014	13.29	.04	1.45	1.49	(.05)	(1.43)	—
October 31, 2013	9.90	.06	3.39	3.45	(.06)	—	—
October 31, 2012(1)	10.00	.03	(.10)	(.07)	(.03)	—	—

See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(1.19)	12.37	2.84	9,855	1.28	1.12	.94	92
(1.35)	13.25	4.47	9,233	1.26	1.12	.69	84
(1.03)	13.99	13.85	7,166	1.26	1.12	.93	81
(.16)	13.27	27.93	4,509	1.28	1.12	.48	84
(.06)	10.52	5.76	1,037	1.28	1.11	.64	55

(1.10)	12.32	2.09	1,415	2.03	1.87	.19	92
(1.26)	13.20	3.61	1,432	2.01	1.87	(.06)	84
(.94)	13.96	13.06	1,394	2.01	1.87	.18	81
(.08)	13.25	26.99	838	2.03	1.87	.02	84
(.01)	10.51	5.17	367	2.11	1.86	(.01)	55

(1.22)	12.40	3.07	347,095	1.03	.87	1.19	92
(1.38)	13.28	4.70	402,347	1.01	.87	.95	84
(1.06)	14.02	14.17	426,012	1.01	.87	1.20	81
(.18)	13.29	28.35	343,541	1.03	.87	1.06	84
(.07)	10.52	5.85	240,454	1.11	.86	.96	55

(1.78)	10.94	2.94	4,956	1.47	1.22	.68	127
(1.12)	12.47	2.29	5,259	1.40	1.22	.26	120
(1.46)	13.27	12.05	4,560	1.42	1.22	.07	96
(.04)	13.26	34.59	2,896	1.44	1.22	.11	122
(.03)	9.89	(.85)	897	1.44	1.21	.06	96

(1.70)	10.68	2.19	2,790	2.22	1.97	(.08)	127
(1.08)	12.22	1.52	2,882	2.15	1.97	(.49)	120
(1.43)	13.08	11.18	1,968	2.17	1.97	(.70)	96
(.02)	13.16	33.67	672	2.19	1.97	(.63)	122
— (f)	9.86	(1.36)	197	2.24	1.96	(.64)	96

(1.80)	10.98	3.26	140,884	1.22	.97	.92	127
(1.15)	12.50	2.53	195,724	1.15	.97	.51	120
(1.48)	13.30	12.28	197,354	1.17	.97	.33	96
(.06)	13.29	34.87	163,367	1.19	.97	.47	122
(.03)	9.90	(.66)	121,714	1.25	.96	.40	96

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
U.S. Small Cap Equity Fund
Class A
October 31, 2016	28.33	.10	.88	.98	(.12)	(1.87)	—
October 31, 2015	30.93	.06	(.50)	(.44)	(.02)	(2.14)	—
October 31, 2014	33.31	.04	2.13	2.17	(.05)	(4.50)	—
October 31, 2013	23.77	.16	9.55	9.71	(.17)	—	—
October 31, 2012	21.67	.05	2.06	2.11	(.01)	—	—
Class C
October 31, 2016	27.13	(.10)	.84	.74	—	(1.87)	—
October 31, 2015	29.89	(.16)	(.46)	(.62)	—	(2.14)	—
October 31, 2014	32.51	(.20)	2.08	1.88	—	(4.50)	—
October 31, 2013	23.22	(.04)	9.33	9.29	—	—	—
October 31, 2012	21.32	(.12)	2.02	1.90	—	—	—
Class E
October 31, 2016	28.45	.10	.88	.98	(.11)	(1.87)	—
October 31, 2015	31.03	.06	(.49)	(.43)	(.01)	(2.14)	—
October 31, 2014	33.39	.04	2.13	2.17	(.03)	(4.50)	—
October 31, 2013	23.84	.17	9.56	9.73	(.18)	—	—
October 31, 2012	21.74	.06	2.06	2.12	(.02)	—	—
Class I
October 31, 2016	28.74	.19	.88	1.07	(.22)	(1.87)	—
October 31, 2015	31.33	.16	(.49)	(.33)	(.12)	(2.14)	—
October 31, 2014	33.66	.14	2.16	2.30	(.13)	(4.50)	—
October 31, 2013	24.03	.27	9.61	9.88	(.25)	—	—
October 31, 2012	21.91	.12	2.08	2.20	(.08)	—	—
Class R6
October 31, 2016(6)	23.87	.13	3.61	3.74	—	—	—
Class S
October 31, 2016	28.59	.16	.89	1.05	(.20)	(1.87)	—
October 31, 2015	31.19	.14	(.51)	(.37)	(.09)	(2.14)	—
October 31, 2014	33.53	.10	2.17	2.27	(.11)	(4.50)	—
October 31, 2013	23.94	.23	9.59	9.82	(.23)	—	—
October 31, 2012	21.83	.11	2.07	2.18	(.07)	—	—
Class Y
October 31, 2016	28.64	.22	.88	1.10	(.26)	(1.87)	—
October 31, 2015	31.24	.20	(.51)	(.31)	(.15)	(2.14)	—
October 31, 2014	33.58	.17	2.16	2.33	(.17)	(4.50)	—
October 31, 2013	23.97	.32	9.57	9.89	(.28)	—	—
October 31, 2012	21.85	.15	2.07	2.22	(.10)	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)(l)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(l)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)(k)

(1.99)	27.32	3.99	20,554	1.25	1.25	.37	98
(2.16)	28.33	(1.72)	23,410	1.25	1.25	.20	95
(4.55)	30.93	6.70	25,406	1.25	1.25	.09	86
(.17)	33.31	41.08	23,677	1.25	1.25	.58	111
(.01)	23.77	9.73	15,232	1.25	1.25	.21	129

(1.87)	26.00	3.19	22,459	2.00	2.00	(.38)	98
(2.14)	27.13	(2.42)	27,794	2.00	2.00	(.55)	95
(4.50)	29.89	5.91	33,003	2.00	2.00	(.66)	86
—	32.51	40.01	32,285	2.00	2.00	(.15)	111
—	23.22	8.91	25,597	2.00	2.00	(.54)	129

(1.98)	27.45	3.96	24,161	1.25	1.25	.36	98
(2.15)	28.45	(1.68)	32,486	1.25	1.25	.20	95
(4.53)	31.03	6.71	42,588	1.25	1.25	.09	86
(.18)	33.39	41.10	32,126	1.24	1.23	.60	111
(.02)	23.84	9.78	24,995	1.25	1.20	.26	129

(2.09)	27.72	4.29	148,638.92		.92	.70	98
(2.26)	28.74	(1.35)	174,112.92		.92	.53	95
(4.63)	31.33	7.06	192,131.92		.92	.42	86
(.25)	33.66	41.53	180,599.92		.92	.95	111
(.08)	24.03	10.08	153,233.92		.92	.54	129

—	27.61	15.67	401.85		.83	.68	98

(2.07)	27.57	4.22	1,083,721	1.00	1.00	.62	98
(2.23)	28.59	(1.46)	1,335,636	1.00	1.00	.45	95
(4.61)	31.19	7.01	1,512,046	1.00	1.00	.33	86
(.23)	33.53	41.38	1,034,016	1.00	1.00	.81	111
(.07)	23.94	10.02	733,436	1.00	1.00	.46	129

(2.13)	27.61	4.42	390,468.80		.80	.81	98
(2.29)	28.64	(1.26)	476,814.80		.80	.65	95
(4.67)	31.24	7.17	638,778.80		.80	.51	86
(.28)	33.58	41.67	327,958.80		.80	1.13	111
(.10)	23.97	10.22	407,634.82		.82	.65	129

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
International Developed Markets Fund
Class A
October 31, 2016	34.96	.55	(1.21)	(.66)	(.38)	—	—
October 31, 2015	35.77	.53	(.79)	(.26)	(.55)	—	—
October 31, 2014	36.30	.64	(.48)	.16	(.69)	—	—
October 31, 2013	29.68	.49	6.67	7.16	(.54)	—	—
October 31, 2012	28.67	.52	.89	1.41	(.40)	—	—
Class C
October 31, 2016	34.86	.29	(1.20)	(.91)	(.08)	—	—
October 31, 2015	35.62	.26	(.78)	(.52)	(.24)	—	—
October 31, 2014	36.15	.37	(.48)	(.11)	(.42)	—	—
October 31, 2013	29.52	.24	6.67	6.91	(.28)	—	—
October 31, 2012	28.46	.30	.90	1.20	(.14)	—	—
Class E
October 31, 2016	35.01	.55	(1.21)	(.66)	(.31)	—	—
October 31, 2015	35.81	.54	(.81)	(.27)	(.53)	—	—
October 31, 2014	36.33	.62	(.45)	.17	(.69)	—	—
October 31, 2013	29.72	.49	6.68	7.17	(.56)	—	—
October 31, 2012	28.72	.53	.90	1.43	(.43)	—	—
Class I
October 31, 2016	35.10	.65	(1.20)	(.55)	(.49)	—	—
October 31, 2015	35.91	.66	(.80)	(.14)	(.67)	—	—
October 31, 2014	36.43	.76	(.48)	.28	(.80)	—	—
October 31, 2013	29.77	.60	6.70	7.30	(.64)	—	—
October 31, 2012	28.78	.61	.89	1.50	(.51)	—	—
Class S
October 31, 2016	35.04	.62	(1.20)	(.58)	(.46)	—	—
October 31, 2015	35.86	.63	(.81)	(.18)	(.64)	—	—
October 31, 2014	36.38	.71	(.45)	.26	(.78)	—	—
October 31, 2013	29.74	.57	6.69	7.26	(.62)	—	—
October 31, 2012	28.75	.59	.89	1.48	(.49)	—	—
Class Y
October 31, 2016	35.08	.70	(1.21)	(.51)	(.52)	—	—
October 31, 2015	35.90	.25	(.36)	(.11)	(.71)	—	—
October 31, 2014	36.41	.79	(.46)	.33	(.84)	—	—
October 31, 2013	29.76	.63	6.69	7.32	(.67)	—	—
October 31, 2012	28.77	.65	.88	1.53	(.54)	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(l)	% Ratio of Expenses to Average Net Assets, Net(d)(l)	% Ratio of Net Investment Income to Average Net Assets(d)	% Portfolio Turnover Rate(k)

(.38)	33.92	(1.87)	27,053	1.23	1.23	1.66	68
(.55)	34.96	(.71)	29,385	1.27	1.27	1.49	66
(.69)	35.77	.43	29,619	1.25	1.25	1.74	74
(.54)	36.30	24.47	29,088	1.24	1.24	1.51	89
(.40)	29.68	5.04	22,905	1.24	1.24	1.83	65

(.08)	33.87	(2.60)	26,698	1.98	1.98	.88	68
(.24)	34.86	(1.46)	32,495	2.02	2.02	.72	66
(.42)	35.62	(.33)	37,426	2.00	2.00	1.00	74
(.28)	36.15	23.53	43,136	1.99	1.99	.75	89
(.14)	29.52	4.26	40,958	1.99	1.99	1.07	65

(.31)	34.04	(1.86)	48,643	1.23	1.23	1.64	68
(.53)	35.01	(.74)	51,939	1.27	1.27	1.51	66
(.69)	35.81	.46	79,957	1.25	1.25	1.69	74
(.56)	36.33	24.48	111,467	1.24	1.23	1.51	89
(.43)	29.72	5.11	89,772	1.24	1.19	1.87	65

(.49)	34.06	(1.52)	480,518.90		.90	1.96	68
(.67)	35.10	(.41)	577,646.94		.94	1.84	66
(.80)	35.91	.76	674,127.92		.92	2.05	74
(.64)	36.43	24.87	753,290.91		.91	1.84	89
(.51)	29.77	5.40	672,661.91		.91	2.16	65

(.46)	34.00	(1.61)	1,879,757.98		.98	1.87	68
(.64)	35.04	(.48)	2,102,634	1.02	1.02	1.77	66
(.78)	35.86	.69	2,347,214	1.00	1.00	1.92	74
(.62)	36.38	24.76	2,740,707.99		.99	1.76	89
(.49)	29.74	5.33	2,074,313.99		.99	2.10	65

(.52)	34.05	(1.41)	12,660.78		.78	2.13	68
(.71)	35.08	(.28)	14,428.81		.81	.72	66
(.84)	35.90	.90	934,168.80		.80	2.15	74
(.67)	36.41	24.99	1,491,711.79		.79	1.93	89
(.54)	29.76	5.52	1,277,390.80		.80	2.30	65

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Global Equity Fund
Class A
October 31, 2016	11.40	.07	(.01)	.06	(.16)	(.95)	—
October 31, 2015	11.72	.09	.32	.41	(.15)	(.58)	—
October 31, 2014	11.07	.07	.83	.90	(.05)	(.20)	—
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—	—
October 31, 2012	8.37	.06	.38	.44	(.05)	—	—
Class C
October 31, 2016	11.24	(.01)	(.01)	(.02)	(.06)	(.95)	—
October 31, 2015	11.55	— (f)	.33	.33	(.06)	(.58)	—
October 31, 2014	10.96	(.02)	.81	.79	— (f)	(.20)	—
October 31, 2013	8.66	(.01)	2.31	2.30	—	—	—
October 31, 2012	8.29	— (f)	.37	.37	—	—	—
Class E
October 31, 2016	11.41	.07	— (f)	.07	(.16)	(.95)	—
October 31, 2015	11.72	.09	.32	.41	(.14)	(.58)	—
October 31, 2014	11.07	.07	.82	.89	(.04)	(.20)	—
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—	—
October 31, 2012	8.38	.06	.37	.43	(.05)	—	—
Class S
October 31, 2016	11.45	.09	— (f)	.09	(.19)	(.95)	—
October 31, 2015	11.77	.12	.32	.44	(.18)	(.58)	—
October 31, 2014	11.11	.09	.84	.93	(.07)	(.20)	—
October 31, 2013	8.79	.09	2.33	2.42	(.10)	—	—
October 31, 2012	8.41	.08	.37	.45	(.07)	—	—
Class Y
October 31, 2016	11.48	.12	(.02)	.10	(.21)	(.95)	—
October 31, 2015	11.79	.14	.33	.47	(.20)	(.58)	—
October 31, 2014	11.14	.12	.82	.94	(.09)	(.20)	—
October 31, 2013	8.81	.11	2.33	2.44	(.11)	—	—
October 31, 2012	8.42	.10	.38	.48	(.09)	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)	% Ratio of Net Investment Income to Average Net Assets(d)	% Portfolio Turnover Rate(k)

(1.11)	10.35	1.02	12,807	1.50	1.50	.72	46
(.73)	11.40	3.56	13,589	1.49	1.49	.75	47
(.25)	11.72	8.18	12,819	1.49	1.49	.59	39
(.07)	11.07	27.37	11,427	1.49	1.49	.67	82
(.05)	8.76	5.32	9,684	1.48	1.48	.72	107

(1.01)	10.21	.24	11,059	2.25	2.25	(.06)	46
(.64)	11.24	2.87	13,356	2.24	2.24	— (i)	47
(.20)	11.55	7.26	14,286	2.24	2.24	(.16)	39
—	10.96	26.56	14,118	2.24	2.24	(.08)	82
—	8.66	4.46	11,794	2.23	2.23	(.02)	107

(1.11)	10.37	1.04	42,161	1.50	1.50	.69	46
(.72)	11.41	3.59	46,407	1.49	1.49	.75	47
(.24)	11.72	8.15	53,265	1.49	1.49	.60	39
(.07)	11.07	27.41	56,210	1.49	1.49	.67	82
(.05)	8.76	5.25	47,176	1.48	1.48	.71	107

(1.14)	10.40	1.26	1,659,879	1.25	1.25	.94	46
(.76)	11.45	3.80	1,976,080	1.24	1.24	.99	47
(.27)	11.77	8.48	2,240,991	1.24	1.24	.83	39
(.10)	11.11	27.74	2,078,046	1.24	1.24	.92	82
(.07)	8.79	5.49	1,538,904	1.23	1.23	.97	107

(1.16)	10.42	1.40	659,411	1.05	1.05	1.14	46
(.78)	11.48	4.09	788,997	1.04	1.04	1.20	47
(.29)	11.79	8.56	1,007,799	1.04	1.04	1.06	39
(.11)	11.14	28.01	1,067,614	1.04	1.04	1.13	82
(.09)	8.81	5.79	1,043,120	1.05	1.05	1.18	107

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Emerging Markets Fund
Class A
October 31, 2016	15.09	.11	1.31	1.42	—	—	—
October 31, 2015	18.50	.10	(3.03)	(2.93)	(.22)	(.26)	—
October 31, 2014	18.96	.13	.04	.17	(.08)	(.55)	—
October 31, 2013	17.79	.13	1.18	1.31	(.14)	—	—
October 31, 2012	18.06	.19	.46	.65	(.22)	(.70)	—
Class C
October 31, 2016	14.09	—	1.21	1.21	—	—	—
October 31, 2015	17.29	(.02)	(2.83)	(2.85)	(.09)	(.26)	—
October 31, 2014	17.81	(.01)	.04	.03	—	(.55)	—
October 31, 2013	16.72	(.01)	1.10	1.09	—	—	—
October 31, 2012	16.99	.05	.45	.50	(.07)	(.70)	—
Class E
October 31, 2016	15.14	.11	1.32	1.43	—	—	—
October 31, 2015	18.56	.11	(3.05)	(2.94)	(.22)	(.26)	—
October 31, 2014	19.01	.15	.03	.18	(.08)	(.55)	—
October 31, 2013	17.83	.14	1.17	1.31	(.13)	—	—
October 31, 2012	18.10	.18	.47	.65	(.22)	(.70)	—
Class R6
October 31, 2016(6)	13.39	.16	3.13	3.29	—	—	—
Class S
October 31, 2016	15.20	.15	1.32	1.47	(.02)	—	—
October 31, 2015	18.63	.15	(3.05)	(2.90)	(.27)	(.26)	—
October 31, 2014	19.09	.19	.03	.22	(.13)	(.55)	—
October 31, 2013	17.91	.18	1.18	1.36	(.18)	—	—
October 31, 2012	18.19	.23	.46	.69	(.27)	(.70)	—
Class Y
October 31, 2016	15.24	.18	1.31	1.49	(.05)	—	—
October 31, 2015	18.68	.18	(3.06)	(2.88)	(.30)	(.26)	—
October 31, 2014	19.14	.22	.03	.25	(.16)	(.55)	—
October 31, 2013	17.96	.23	1.17	1.40	(.22)	—	—
October 31, 2012	18.23	.26	.47	.73	(.30)	(.70)	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)(l)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(l)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)(k)

—	16.51	9.41	17,353	1.78	1.76	.75	68
(.48)	15.09	(16.11)	16,963	1.77	1.77	.62	71
(.63)	18.50	1.04	22,378	1.76	1.76	.72	67
(.14)	18.96	7.36	21,736	1.75	1.75	.74	93
(.92)	17.79	4.11	20,585	1.75	1.75	1.07	94

—	15.30	8.59	17,641	2.53	2.51	(.03)	68
(.35)	14.09	(16.70)	20,415	2.52	2.52	(.15)	71
(.55)	17.29	.26	28,601	2.51	2.51	(.05)	67
—	17.81	6.55	28,808	2.50	2.50	(.04)	93
(.77)	16.72	3.37	31,671	2.50	2.50	.29	94

—	16.57	9.45	34,786	1.78	1.76	.75	68
(.48)	15.14	(16.12)	37,874	1.77	1.77	.64	71
(.63)	18.56	1.09	49,652	1.76	1.76	.80	67
(.13)	19.01	7.37	39,296	1.75	1.75	.74	93
(.92)	17.83	4.11	38,808	1.75	1.75	1.05	94

—	16.68	24.57	240	1.39	1.34	1.48	68

(.02)	16.65	9.68	1,709,494	1.53	1.51	.99	68
(.53)	15.20	(15.86)	1,760,569	1.52	1.52	.87	71
(.68)	18.63	1.31	2,231,799	1.51	1.51	1.02	67
(.18)	19.09	7.64	1,596,632	1.50	1.50	.99	93
(.97)	17.91	4.33	1,341,106	1.50	1.50	1.33	94

(.05)	16.68	9.86	499,476	1.33	1.31	1.20	68
(.56)	15.24	(15.70)	512,073	1.32	1.32	1.04	71
(.71)	18.68	1.50	651,728	1.31	1.31	1.16	67
(.22)	19.14	7.80	482,265	1.30	1.30	1.26	93
(1.00)	17.96	4.58	387,848	1.32	1.32	1.50	94

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Tax-Managed U.S. Large Cap Fund
Class A
October 31, 2016	31.76	.22	.40	.62	(.18)	—	—
October 31, 2015	31.83	.16	1.31	1.47	(.14)	(1.40)	—
October 31, 2014	27.84	.13	3.90	4.03	(.04)	—	—
October 31, 2013	22.11	.06	5.79	5.85	(.12)	—	—
October 31, 2012	19.49	.06	2.58	2.64	(.02)	—	—
Class C
October 31, 2016	30.17	(.02)	.39	.37	—	—	—
October 31, 2015	30.40	(.07)	1.24	1.17	—	(1.40)	—
October 31, 2014	26.76	(.09)	3.73	3.64	—	—	—
October 31, 2013	21.29	(.11)	5.58	5.47	—	—	—
October 31, 2012	18.88	(.08)	2.49	2.41	—	—	—
Class E
October 31, 2016	31.89	.22	.40	.62	(.16)	—	—
October 31, 2015	31.95	.16	1.31	1.47	(.13)	(1.40)	—
October 31, 2014	27.95	.14	3.90	4.04	(.04)	—	—
October 31, 2013	22.17	.07	5.81	5.88	(.10)	—	—
October 31, 2012	19.53	.08	2.57	2.65	(.01)	—	—
Class S
October 31, 2016	32.08	.30	.41	.71	(.24)	—	—
October 31, 2015	32.13	.24	1.32	1.56	(.21)	(1.40)	—
October 31, 2014	28.10	.21	3.92	4.13	(.10)	—	—
October 31, 2013	22.28	.13	5.84	5.97	(.15)	—	—
October 31, 2012	19.63	.13	2.58	2.71	(.06)	—	—
Tax-Managed U.S. Mid & Small Cap Fund
Class A
October 31, 2016	20.26	(.04)	0.03	(.01)	—	(.10)	—
October 31, 2015	21.65	(.10)	(.04)	(.14)	—	(1.25)	—
October 31, 2014	21.99	(.14)	1.56	1.42	— (f)	(1.76)	—
October 31, 2013	16.00	(.08)	6.09	6.01	— (f)	(.02)	—
October 31, 2012	14.47	(.05)	1.58	1.53	—	—	—
Class C
October 31, 2016	17.68	(.16)	.02	(.14)	—	(.10)	—
October 31, 2015	19.18	(.22)	(.03)	(.25)	—	(1.25)	—
October 31, 2014	19.81	(.26)	1.39	1.13	— (f)	(1.76)	—
October 31, 2013	14.51	(.18)	5.50	5.32	—	(.02)	—
October 31, 2012	13.23	(.15)	1.43	1.28	—	—	—
Class E
October 31, 2016	20.29	(.03)	.03	—	—	(.10)	—
October 31, 2015	21.68	(.10)	(.04)	(.14)	—	(1.25)	—
October 31, 2014	22.01	(.14)	1.57	1.43	— (f)	(1.76)	—
October 31, 2013	16.01	(.06)	6.08	6.02	—	(.02)	—
October 31, 2012	14.48	(.05)	1.58	1.53	—	—	—
Class S
October 31, 2016	21.03	.02	.03	.05	—	(.10)	—
October 31, 2015	22.38	(.05)	(.05)	(.10)	—	(1.25)	—
October 31, 2014	22.61	(.09)	1.62	1.53	— (f)	(1.76)	—
October 31, 2013	16.43	(.02)	6.25	6.23	(.03)	(.02)	—
October 31, 2012	14.83	(.01)	1.61	1.60	—	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(l)	% Ratio of Expenses to Average Net Assets, Net(d)(l)	% Ratio of Net Investment Income to Average Net Assets(d)	% Portfolio Turnover Rate(k)

(.18)	32.20	2.00	30,087	1.23	1.23	.70	23
(1.54)	31.76	4.68	24,396	1.24	1.24	.52	44
(.04)	31.83	14.48	18,676	1.24	1.24	.45	63
(.12)	27.84	26.60	11,631	1.24	1.24	.25	35
(.02)	22.11	13.54	5,765	1.23	1.23	.29	48

—	30.54	1.23	26,758	1.98	1.98	(.05)	23
(1.40)	30.17	3.88	24,808	1.99	1.99	(.23)	44
—	30.40	13.60	19,360	1.99	1.99	(.30)	63
—	26.76	25.69	14,927	1.99	1.98	(.46)	35
—	21.29	12.71	10,733	1.98	1.94	(.39)	48

(.16)	32.35	1.98	55,245	1.23	1.23	.70	23
(1.53)	31.89	4.65	53,565	1.24	1.24	.52	44
(.04)	31.95	14.48	45,651	1.24	1.24	.45	63
(.10)	27.95	26.61	36,395	1.24	1.23	.29	35
(.01)	22.17	13.57	23,578	1.23	1.19	.36	48

(.24)	32.55	2.25	1,724,367.98		.98	.95	23
(1.61)	32.08	4.92	1,486,727.99		.99	.77	44
(.10)	32.13	14.75	1,181,891.99		.99	.70	63
(.15)	28.10	26.94	758,556.99		.98	.53	35
(.06)	22.28	13.84	473,227.98		.94	.61	48

(.10)	20.15	(.01)	9,794	1.56	1.52	(.20)	70
(1.25)	20.26	(.77)	9,189	1.57	1.53	(.49)	65
(1.76)	21.65	6.73	6,489	1.58	1.53	(.69)	80
(.02)	21.99	37.62	3,256	1.56	1.53	(.44)	46
—	16.00	10.57	1,426	1.58	1.53	(.34)	48

(.10)	17.44	(.75)	11,720	2.32	2.24	(.92)	70
(1.25)	17.68	(1.48)	12,392	2.32	2.25	(1.21)	65
(1.76)	19.18	5.95	11,555	2.32	2.25	(1.39)	80
(.02)	19.81	36.71	11,218	2.31	2.25	(1.11)	46
—	14.51	9.68	7,083	2.34	2.25	(1.06)	48

(.10)	20.19	.04	8,301	1.57	1.49	(.17)	70
(1.25)	20.29	(.77)	7,918	1.57	1.50	(.46)	65
(1.76)	21.68	6.77	6,383	1.57	1.50	(.65)	80
(.02)	22.01	37.64	5,665	1.56	1.50	(.36)	46
—	16.01	10.57	3,898	1.59	1.50	(.31)	48

(.10)	20.98	.28	368,625	1.32	1.24	.08	70
(1.25)	21.03	(.55)	339,969	1.32	1.25	(.21)	65
(1.76)	22.38	7.01	297,498	1.32	1.25	(.40)	80
(.05)	22.61	38.02	233,887	1.31	1.25	(.11)	46
—	16.43	10.79	152,403	1.34	1.25	(.06)	48

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Tax-Managed International Equity Fund
Class A
October 31, 2016	9.09	.13	.02	.15	(.05)	—	—
October 31, 2015 (5)	10.00	.03	(.94)	(.91)	—	—	—
Class C
October 31, 2016	9.06	.06	.02	.08	(.03)	—	—
October 31, 2015 (5)	10.00	(.01)	(.93)	(.94)	—	—	—
Class E
October 31, 2016	9.09	.12	.02	.14	(.05)	—	—
October 31, 2015 (5)	10.00	.02	(.93)	(.91)	—	—	—
Class S
October 31, 2016	9.10	.15	.01	.16	(.05)	—	—
October 31, 2015 (5)	10.00	.04	(.94)	(.90)	—	—	—
Global Opportunistic Credit Fund
Class A
October 31, 2016	9.11	.46	.42	.88	(.30)	—	—
October 31, 2015	9.97	.49	(.82)	(.33)	(.47)	(.06)	—
October 31, 2014	10.18	.46	(.15)	.31	(.45)	(.07)	—
October 31, 2013	10.47	.52	(.17)	.35	(.57)	(.07)	—
October 31, 2012	10.32	.58	.67	1.25	(1.10)	—	—
Class C
October 31, 2016	9.06	.39	.42	.81	(.23)	—	—
October 31, 2015	9.93	.41	(.81)	(.40)	(.41)	(.06)	—
October 31, 2014	10.14	.39	(.15)	.24	(.38)	(.07)	—
October 31, 2013	10.44	.42	(.15)	.27	(.50)	(.07)	—
October 31, 2012	10.25	.51	.67	1.18	(.99)	—	—
Class E
October 31, 2016	9.12	.46	.42	.88	(.30)	—	—
October 31, 2015	9.99	.49	(.83)	(.34)	(.47)	(.06)	—
October 31, 2014	10.20	.46	(.15)	.31	(.45)	(.07)	—
October 31, 2013	10.49	.52	(.17)	.35	(.57)	(.07)	—
October 31, 2012	10.32	.59	.67	1.26	(1.09)	—	—
Class S
October 31, 2016	9.14	.49	.41	.90	(.32)	—	—
October 31, 2015	10.00	.51	(.81)	(.30)	(.50)	(.06)	—
October 31, 2014	10.21	.49	(.15)	.34	(.48)	(.07)	—
October 31, 2013	10.50	.54	(.16)	.38	(.60)	(.07)	—
October 31, 2012	10.35	.62	.66	1.28	(1.13)	—	—
Class Y
October 31, 2016	9.14	.49	.42	.91	(.33)	—	—
October 31, 2015	10.00	.52	(.82)	(.30)	(.50)	(.06)	—
October 31, 2014	10.22	.50	(.17)	.33	(.48)	(.07)	—
October 31, 2013	10.51	.56	(.17)	.39	(.61)	(.07)	—
October 31, 2012	10.36	.63	.66	1.29	(1.14)	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)(k)

(.05)	9.19	1.71	3,943	1.48	1.34	1.43	85
—	9.09	(9.10)	935	1.50	1.34	.66	79

(.03)	9.11	.89	2,441	2.23	2.09	.71	85
—	9.06	(9.40)	1,239	2.25	2.09	(.16)	79

(.05)	9.18	1.59	32,989	1.48	1.34	1.38	85
—	9.09	(9.10)	29,334	1.53	1.34	.59	79

(.05)	9.21	1.83	590,373	1.23	1.09	1.66	85
—	9.10	(9.00)	414,357	1.24	1.09	.94	79

(.30)	9.69	9.81	5,501	1.58	1.14	5.02	68
(.53)	9.11	(3.35)	4,849	1.58	1.15	5.18	98
(.52)	9.97	3.15	5,745	1.57	1.17	4.61	80
(.64)	10.18	3.48	8,273	1.59	1.20	5.12	85
(1.10)	10.47	13.09	8,857	1.57	1.20	5.67	109

(.23)	9.64	9.03	8,192	2.33	1.89	4.27	68
(.47)	9.06	(4.14)	9,711	2.32	1.90	4.40	98
(.45)	9.93	2.41	13,224	2.32	1.92	3.86	80
(.57)	10.14	2.65	12,184	2.34	1.95	4.34	85
(.99)	10.44	12.33	6,918	2.32	1.95	4.94	109

(.30)	9.70	9.80	36,334	1.58	1.14	5.00	68
(.53)	9.12	(3.44)	31,022	1.58	1.15	5.22	98
(.52)	9.99	3.16	29,115	1.57	1.17	4.59	80
(.64)	10.20	3.42	15,856	1.59	1.20	5.09	85
(1.09)	10.49	13.18	13,165	1.57	1.20	5.75	109

(.32)	9.72	10.05	1,351,075	1.33	.89	5.23	68
(.56)	9.14	(3.11)	1,101,648	1.33	.90	5.45	98
(.55)	10.00	3.41	1,082,505	1.32	.92	4.86	80
(.67)	10.21	3.72	590,280	1.34	.95	5.33	85
(1.13)	10.50	13.37	457,523	1.32	.95	6.00	109

(.33)	9.72	10.13	632,069	1.14	.81	5.34	68
(.56)	9.14	(3.04)	601,918	1.13	.82	5.56	98
(.55)	10.00	3.39	458,277	1.12	.84	4.92	80
(.68)	10.22	3.76	315,477	1.14	.86	5.43	85
(1.14)	10.51	13.43	308,114	1.13	.85	6.11	109

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Unconstrained Total Return Fund
Class A
October 31, 2016 (7)	10.00	.02	.02	.04	—	—	—
Class C
October 31, 2016(7)	10.00	.01	.02	.03	—	—	—
Class E
October 31, 2016 (7)	10.00	.02	.02	.04	—	—	—
Class S
October 31, 2016 (7)	10.00	.03	.02	.05	— (f)	—	—
Class Y
October 31, 2016 (7)	10.00	.03	.01	.04	— (f)	—	—
Strategic Bond Fund
Class A
October 31, 2016	11.04	.18	.33	.51	(.20)	(.17)	—
October 31, 2015	11.26	.14	.03	.17	(.17)	(.22)	—
October 31, 2014	11.01	.15	.29	.44	(.14)	(.05)	—
October 31, 2013	11.50	.17	(.24)	(.07)	(.18)	(.24)	—
October 31, 2012	10.95	.26	.64	.90	(.25)	(.10)	—
Class C
October 31, 2016	11.02	.10	.33	.43	(.12)	(.17)	—
October 31, 2015	11.25	.06	.03	.09	(.10)	(.22)	—
October 31, 2014	11.01	.07	.27	.34	(.05)	(.05)	—
October 31, 2013	11.49	.08	(.23)	(.15)	(.09)	(.24)	—
October 31, 2012	10.95	.17	.64	.81	(.17)	(.10)	—
Class E
October 31, 2016	10.95	.18	.33	.51	(.20)	(.17)	—
October 31, 2015	11.18	.14	.02	.16	(.17)	(.22)	—
October 31, 2014	10.94	.15	.28	.43	(.14)	(.05)	—
October 31, 2013	11.42	.16	(.22)	(.06)	(.18)	(.24)	—
October 31, 2012	10.88	.26	.64	.90	(.26)	(.10)	—
Class I
October 31, 2016	10.92	.21	.32	.53	(.23)	(.17)	—
October 31, 2015	11.14	.17	.04	.21	(.21)	(.22)	—
October 31, 2014	10.91	.18	.28	.46	(.18)	(.05)	—
October 31, 2013	11.39	.20	(.23)	(.03)	(.21)	(.24)	—
October 31, 2012	10.85	.29	.64	.93	(.29)	(.10)	—
Class R6
October 31, 2016 (6)	10.71	.14	.34	.48	(.10)	—	—
Class S
October 31, 2016	11.07	.21	.33	.54	(.23)	(.17)	—
October 31, 2015	11.29	.17	.03	.20	(.20)	(.22)	—
October 31, 2014	11.05	.18	.28	.46	(.17)	(.05)	—
October 31, 2013	11.53	.19	(.22)	(.03)	(.21)	(.24)	—
October 31, 2012	10.98	.28	.65	.93	(.28)	(.10)	—
Class Y
October 31, 2016	10.93	.23	.33	.56	(.25)	(.17)	—
October 31, 2015	11.15	.19	.03	.22	(.22)	(.22)	—
October 31, 2014	10.92	.19	.27	.46	(.18)	(.05)	—
October 31, 2013	11.40	.21	(.22)	(.01)	(.23)	(.24)	—
October 31, 2012	10.86	.30	.64	.94	(.30)	(.10)	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)(k)

—	10.04	.40	101	1.70	.90	2.28	43

—	10.03	.30	103	2.46	1.65	1.54	43

—	10.04	.40	100	1.70	.90	2.28	43

— (f)	10.05	.50	208	1.47	.65	2.81	43

— (f)	10.04	.41	243,485	1.26	.45	2.72	43

(.37)	11.18	4.79	56,663	1.02	.96	1.66	203
(.39)	11.04	1.57	54,123	1.04	.98	1.29	152
(.19)	11.26	4.03	64,810	1.03	1.00	1.35	133
(.42)	11.01	(.62)	64,310	1.03	1.01	1.50	104
(.35)	11.50	8.44	101,799	1.02	1.00	2.32	186

(.29)	11.16	3.92	57,161	1.77	1.71	.91	203
(.32)	11.02	.78	62,412	1.79	1.73	.54	152
(.10)	11.25	3.15	69,413	1.78	1.75	.60	133
(.33)	11.01	(1.34)	81,015	1.78	1.76	.74	104
(.27)	11.49	7.56	107,160	1.77	1.75	1.56	186

(.37)	11.09	4.84	133,209	1.02	.96	1.65	203
(.39)	10.95	1.50	120,286	1.04	.98	1.29	152
(.19)	11.18	3.96	146,158	1.03	1.00	1.34	133
(.42)	10.94	(.59)	182,211	1.03	1.02	1.46	104
(.36)	11.42	8.46	164,834	1.02	.97	2.33	186

(.40)	11.05	5.06	1,142,325.69		.67	1.94	203
(.43)	10.92	1.89	1,169,757.71		.69	1.58	152
(.23)	11.14	4.20	1,214,059.70		.70	1.64	133
(.45)	10.91	(.24)	1,272,388.70		.70	1.79	104
(.39)	11.39	8.78	1,312,829.69		.69	2.63	186

(.10)	11.09	4.48	674.61		.58	1.93	203

(.40)	11.21	5.04	3,123,604.78		.71	1.91	203
(.42)	11.07	1.82	3,325,522.79		.73	1.54	152
(.22)	11.29	4.19	4,052,322.78		.75	1.60	133
(.45)	11.05	(.34)	4,152,586.78		.76	1.72	104
(.38)	11.53	8.71	3,773,716.77		.75	2.55	186

(.42)	11.07	5.27	1,005,818.58		.55	2.07	203
(.44)	10.93	2.00	1,466,270.59		.57	1.70	152
(.23)	11.15	4.31	1,778,627.59		.59	1.75	133
(.47)	10.92	(.15)	2,522,793.58		.58	1.90	104
(.40)	11.40	8.89	2,585,753.59		.59	2.73	186

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Investment Grade Bond Fund
Class A
October 31, 2016	22.21	.35	.61	.96	(.40)	(.45)	—
October 31, 2015	22.48	.28	.10	.38	(.23)	(.42)	—
October 31, 2014	21.91	.28	.53	.81	(.24)	—	—
October 31, 2013	23.15	.25	(.58)	(.33)	(.21)	(.70)	—
October 31, 2012	22.31	.36	1.10	1.46	(.38)	(.24)	—
Class C
October 31, 2016	22.03	.18	.61	.79	(.24)	(.45)	—
October 31, 2015	22.33	.11	.11	.22	(.10)	(.42)	—
October 31, 2014	21.77	.12	.52	.64	(.08)	—	—
October 31, 2013	23.03	.09	(.59)	(.50)	(.06)	(.70)	—
October 31, 2012	22.20	.21	1.08	1.29	(.22)	(.24)	—
Class E
October 31, 2016	22.20	.35	.61	.96	(.40)	(.45)	—
October 31, 2015	22.46	.27	.12	.39	(.23)	(.42)	—
October 31, 2014	21.89	.28	.53	.81	(.24)	—	—
October 31, 2013	23.13	.25	(.58)	(.33)	(.21)	(.70)	—
October 31, 2012	22.28	.39	1.09	1.48	(.39)	(.24)	—
Class I
October 31, 2016	22.21	.42	.60	1.02	(.47)	(.45)	—
October 31, 2015	22.47	.35	.12	.47	(.31)	(.42)	—
October 31, 2014	21.90	.36	.52	.88	(.31)	—	—
October 31, 2013	23.14	.33	(.59)	(.26)	(.28)	(.70)	—
October 31, 2012	22.29	.45	1.09	1.54	(.45)	(.24)	—
Class R6
October 31, 2016 (6)	21.86	.29	.47	.76	(.25)	—	—
Class S
October 31, 2016	22.19	.40	.60	1.00	(.45)	(.45)	—
October 31, 2015	22.45	.33	.12	.45	(.29)	(.42)	—
October 31, 2014	21.88	.34	.52	.86	(.29)	—	—
October 31, 2013	23.12	.31	(.58)	(.27)	(.27)	(.70)	—
October 31, 2012	22.27	.43	1.09	1.52	(.43)	(.24)	—
Class Y
October 31, 2016	22.22	.45	.61	1.06	(.50)	(.45)	—
October 31, 2015	22.49	.37	.11	.48	(.33)	(.42)	—
October 31, 2014	21.91	.38	.54	.92	(.34)	—	—
October 31, 2013	23.15	.35	(.58)	(.23)	(.31)	(.70)	—
October 31, 2012	22.30	.48	1.08	1.56	(.47)	(.24)	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)(l)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)(l)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.85)	22.32	4.47	10,904.80		.80	1.58	207
(.65)	22.21	1.73	9,210.80		.80	1.25	187
(.24)	22.48	3.70	8,036.81		.81	1.27	178
(.91)	21.91	(1.48)	10,114.79		.79	1.15	136
(.62)	23.15	6.68	11,983.79		.79	1.59	159

(.69)	22.13	3.68	17,204	1.55	1.55	.82	207
(.52)	22.03	.99	17,869	1.55	1.55	.49	187
(.08)	22.33	2.94	20,978	1.56	1.56	.54	178
(.76)	21.77	(2.23)	25,285	1.54	1.54	.39	136
(.46)	23.03	5.92	36,340	1.54	1.54	.92	159

(.85)	22.31	4.45	14,785.80		.80	1.58	207
(.65)	22.20	1.77	24,430.80		.80	1.23	187
(.24)	22.46	3.71	34,378.81		.81	1.28	178
(.91)	21.89	(1.46)	41,621.79		.78	1.15	136
(.63)	23.13	6.76	43,762.79		.74	1.74	159

(.92)	22.31	4.76	258,359.47		.47	1.90	207
(.73)	22.21	2.11	279,818.47		.47	1.57	187
(.31)	22.47	4.05	297,900.48		.48	1.62	178
(.98)	21.90	(1.15)	339,903.46		.46	1.47	136
(.69)	23.14	7.05	410,807.46		.46	2.01	159

(.25)	22.37	3.49	450.40		.38	1.95	207

(.90)	22.29	4.68	517,173.55		.55	1.82	207
(.71)	22.19	2.03	718,081.55		.55	1.49	187
(.29)	22.45	3.97	847,289.56		.56	1.54	178
(.97)	21.88	(1.23)	817,400.54		.54	1.38	136
(.67)	23.12	6.93	805,089.54		.54	1.92	159

(.95)	22.33	4.93	164,538.35		.35	2.03	207
(.75)	22.22	2.18	211,314.35		.35	1.67	187
(.34)	22.49	4.21	364,876.36		.36	1.71	178
(1.01)	21.91	(.99)	608,499.34		.34	1.59	136
(.71)	23.15	7.15	609,301.36		.36	2.11	159

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Short Duration Bond Fund
Class A
October 31, 2016	19.09	.26	.16	.42	(.24)	(.01)	—
October 31, 2015	19.35	.22	(.14)	.08	(.22)	(.12)	—
October 31, 2014	19.35	.22	(.01)	.21	(.18)	(.03)	—
October 31, 2013	19.70	.19	(.11)	.08	(.23)	(.20)	—
October 31, 2012	19.15	.26	.57	.83	(.28)	—	—
Class C
October 31, 2016	18.94	.12	.15	.27	(.10)	(.01)	—
October 31, 2015	19.21	.08	(.15)	(.07)	(.08)	(.12)	—
October 31, 2014	19.23	.08	(.02)	.06	(.05)	(.03)	—
October 31, 2013	19.59	.05	(.11)	(.06)	(.10)	(.20)	—
October 31, 2012	19.06	.11	.57	.68	(.15)	—	—
Class E
October 31, 2016	19.13	.27	.15	.42	(.24)	(.01)	—
October 31, 2015	19.38	.22	(.13)	.09	(.22)	(.12)	—
October 31, 2014	19.38	.22	(.01)	.21	(.18)	(.03)	—
October 31, 2013	19.73	.17	(.08)	.09	(.24)	(.20)	—
October 31, 2012	19.18	.26	.57	.83	(.28)	—	—
Class R6
October 31, 2016 (6)	18.97	.21	.30	.51	(.18)	—	—
Class S
October 31, 2016	19.10	.31	.16	.47	(.29)	(.01)	—
October 31, 2015	19.36	.27	(.14)	.13	(.27)	(.12)	—
October 31, 2014	19.36	.27	(.01)	.26	(.23)	(.03)	—
October 31, 2013	19.71	.24	(.11)	.13	(.28)	(.20)	—
October 31, 2012	19.15	.30	.58	.88	(.32)	—	—
Class Y
October 31, 2016	19.11	.33	.15	.48	(.30)	(.01)	—
October 31, 2015	19.37	.28	(.14)	.14	(.28)	(.12)	—
October 31, 2014	19.36	.29	(.01)	.28	(.24)	(.03)	—
October 31, 2013	19.71	.26	(.11)	.15	(.30)	(.20)	—
October 31, 2012	19.15	.33	.57	.90	(.34)	—	—
Tax-Exempt High Yield Bond Fund
Class A
October 31, 2016	10.11	.38	.48	.86	(.38)	(.01)	—
October 31, 2015(5)	10.00	.13	.08	.21	(.10)	—	—
Class C
October 31, 2016	10.10	.30	.48	.78	(.31)	(.01)	—
October 31, 2015(5)	10.00	.12	.06	.18	(.08)	—	—
Class E
October 31, 2016	10.11	.38	.48	.86	(.37)	(.01)	—
October 31, 2015(5)	10.00	.16	.05	.21	(.10)	—	—
Class S
October 31, 2016	10.11	.41	.48	.89	(.40)	(.01)	—
October 31, 2015(5)	10.00	.15	.07	.22	(.11)	—	—
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)(l)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(l)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.25)	19.26	2.21	21,102	1.02	.81	1.39	113
(.34)	19.09	.42	24,914	1.01	.82	1.15	183
(.21)	19.35	1.04	29,639	1.01	.85	1.14	220
(.43)	19.35	.42	36,961	1.00	.87	.99	180
(.28)	19.70	4.37	37,994	1.00	.86	1.33	245

(.11)	19.10	1.44	48,970	1.77	1.56	.63	113
(.20)	18.94	(.34)	56,538	1.76	1.57	.40	183
(.08)	19.21	.28	82,676	1.76	1.60	.39	220
(.30)	19.23	(.32)	120,088	1.75	1.62	.24	180
(.15)	19.59	3.59	132,292	1.75	1.61	.56	245

(.25)	19.30	2.20	15,786	1.02	.81	1.39	113
(.34)	19.13	.47	26,633	1.01	.82	1.15	183
(.21)	19.38	1.08	36,083	1.01	.85	1.15	220
(.44)	19.38	.42	41,281	1.00	.87	.93	180
(.28)	19.73	4.36	20,230	1.00	.86	1.33	245

(.18)	19.30	2.70	106.61		.51	1.66	113

(.30)	19.27	2.47	583,387.77		.56	1.63	113
(.39)	19.10	.67	610,784.76		.57	1.40	183
(.26)	19.36	1.30	771,202.76		.60	1.40	220
(.48)	19.36	.67	865,268.75		.62	1.23	180
(.32)	19.71	4.66	801,758.75		.62	1.56	245

(.31)	19.28	2.54	140,138.57		.48	1.71	113
(.40)	19.11	.75	160,926.56		.49	1.46	183
(.27)	19.37	1.41	263,932.56		.51	1.49	220
(.50)	19.36	.78	256,684.56		.51	1.36	180
(.34)	19.71	4.75	266,289.56		.51	1.70	245

(.39)	10.58	8.59	1,980	1.13	.89	3.63	22
(.10)	10.11	2.11	1,155	1.12	.89	3.16	23

(.32)	10.56	7.79	2,096	1.88	1.64	2.86	22
(.08)	10.10	1.82	498	1.88	1.64	2.82	23

(.38)	10.59	8.68	18,321	1.13	.89	3.64	22
(.10)	10.11	2.13	16,539	1.15	.89	3.81	23

(.41)	10.59	8.95	300,321.88		.64	3.89	22
(.11)	10.11	2.20	231,093.88		.64	3.57	23

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Tax-Exempt Bond Fund
Class A
October 31, 2016	23.23	.56	.22	.78	(.56)	—	—
October 31, 2015	23.27	.54	(.04)	.50	(.54)	—	—
October 31, 2014	22.62	.50	.64	1.14	(.49)	—	—
October 31, 2013	23.24	.45	(.63)	(.18)	(.44)	—	—
October 31, 2012	22.48	.52	.79	1.31	(.55)	—	—
Class C
October 31, 2016	23.10	.39	.22	.61	(.39)	—	—
October 31, 2015	23.14	.38	(.05)	.33	(.37)	—	—
October 31, 2014	22.50	.34	.62	.96	(.32)	—	—
October 31, 2013	23.11	.28	(.61)	(.33)	(.28)	—	—
October 31, 2012	22.36	.37	.77	1.14	(.39)	—	—
Class E
October 31, 2016	23.19	.57	.22	.79	(.57)	—	—
October 31, 2015	23.23	.55	(.05)	.50	(.54)	—	—
October 31, 2014	22.58	.51	.64	1.15	(.50)	—	—
October 31, 2013	23.19	.45	(.61)	(.16)	(.45)	—	—
October 31, 2012	22.44	.54	.76	1.30	(.55)	—	—
Class S
October 31, 2016	23.15	.63	.22	.85	(.63)	—	—
October 31, 2015	23.19	.61	(.05)	.56	(.60)	—	—
October 31, 2014	22.55	.56	.63	1.19	(.55)	—	—
October 31, 2013	23.16	.51	(.61)	(.10)	(.51)	—	—
October 31, 2012	22.41	.60	.76	1.36	(.61)	—	—

See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Expenses to Average Net Assets, Net(d)	% Ratio of Net Investment Income to Average Net Assets(d)	% Portfolio Turnover Rate

(.56)	23.45	3.37	23,917.83		.81	2.39	14
(.54)	23.23	2.17	19,472.83		.82	2.35	28
(.49)	23.27	5.09	17,406.84		.82	2.18	15
(.44)	22.62	(.77)	16,851.84		.82	1.95	23
(.55)	23.24	5.89	14,649.84		.83	2.28	29

(.39)	23.32	2.67	32,016	1.58	1.52	1.68	14
(.37)	23.10	1.45	26,215	1.58	1.53	1.64	28
(.32)	23.14	4.32	26,956	1.59	1.53	1.47	15
(.28)	22.50	(1.44)	28,147	1.59	1.53	1.24	23
(.39)	23.11	5.12	31,628	1.58	1.54	1.62	29

(.57)	23.41	3.42	55,714.83		.77	2.43	14
(.54)	23.19	2.21	50,598.83		.78	2.38	28
(.50)	23.23	5.14	60,440.84		.78	2.22	15
(.45)	22.58	(.68)	51,073.84		.78	1.99	23
(.55)	23.19	5.87	39,034.83		.79	2.37	29

(.63)	23.37	3.68	1,394,349.58		.52	2.68	14
(.60)	23.15	2.47	1,212,273.58		.53	2.64	28
(.55)	23.19	5.37	1,153,807.59		.53	2.47	15
(.51)	22.55	(.44)	782,853.59		.53	2.24	23
(.61)	23.16	6.14	613,006.58		.54	2.63	29

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Commodity Strategies Fund (†)
Class A
October 31, 2016	5.58	(.06)	(.12)	(.18)	—	—	—
October 31, 2015	7.64	(.09)	(1.97)	(2.06)	—	—	—
October 31, 2014	8.35	(.12)	(.59)	(.71)	— (f)	— (f)	—
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—	—
October 31, 2012	10.55	(.13)	(.53)	(.66)	(.15)	(.02)	(.22)
Class C
October 31, 2016	5.40	(.09)	(.13)	(.22)	—	—	—
October 31, 2015	7.44	(.13)	(1.91)	(2.04)	—	—	—
October 31, 2014	8.20	(.18)	(.58)	(.76)	— (f)	— (f)	—
October 31, 2013	9.39	(.19)	(1.00)	(1.19)	—	—	—
October 31, 2012	10.45	(.20)	(.53)	(.73)	(.09)	(.02)	(.22)
Class E
October 31, 2016	5.58	(.06)	(.12)	(.18)	—	—	—
October 31, 2015	7.63	(.09)	(1.96)	(2.05)	—	—	—
October 31, 2014	8.35	(.12)	(.60)	(.72)	— (f)	— (f)	—
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—	—
October 31, 2012	10.54	(.13)	(.52)	(.65)	(.15)	(.02)	(.22)
Class S
October 31, 2016	5.64	(.04)	(.13)	(.17)	—	—	—
October 31, 2015	7.69	(.07)	(1.98)	(2.05)	—	—	—
October 31, 2014	8.40	(.10)	(.61)	(.71)	— (f)	— (f)	—
October 31, 2013	9.52	(.10)	(1.02)	(1.12)	—	—	—
October 31, 2012	10.58	(.11)	(.53)	(.64)	(.18)	(.02)	(.22)
Class Y
October 31, 2016	5.68	(.03)	(.13)	(.16)	—	—	—
October 31, 2015	7.73	(.06)	(1.99)	(2.05)	—	—	—
October 31, 2014	8.42	(.08)	(.61)	(.69)	— (f)	— (f)	—
October 31, 2013	9.54	(.08)	(1.04)	(1.12)	—	—	—
October 31, 2012	10.59	(.09)	(.53)	(.62)	(.19)	(.02)	(.22)
See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Expenses to Average Net Assets, Net(d)	% Ratio of Net Investment Income to Average Net Assets(d)	% Portfolio Turnover Rate

—	5.40	(3.23)	7,027	2.13	1.46	(1.07)	—
—	5.58	(26.96)	7,826	2.09	1.48	(1.39)	—
— (f)	7.64	(8.50)	11,212	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,224	2.04	1.52	(1.37)	145
(.39)	9.50	(6.28)	21,301	2.08	1.55	(1.39)	60

—	5.18	(4.07)	4,210	2.87	2.21	(1.82)	—
—	5.40	(27.42)	5,029	2.83	2.23	(2.14)	—
— (f)	7.44	(9.26)	8,454	2.83	2.27	(2.16)	302
—	8.20	(12.67)	11,436	2.79	2.27	(2.12)	145
(.33)	9.39	(7.01)	14,104	2.83	2.30	(2.15)	60

—	5.40	(3.23)	9,775	2.12	1.46	(1.07)	—
—	5.58	(26.87)	12,615	2.09	1.48	(1.39)	—
— (f)	7.63	(8.62)	17,427	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,652	2.04	1.52	(1.36)	145
(.39)	9.50	(6.23)	17,078	2.08	1.54	(1.38)	60

—	5.47	(3.01)	500,004	1.87	1.21	(.82)	—
—	5.64	(26.66)	579,005	1.84	1.23	(1.14)	—
— (f)	7.69	(8.45)	793,989	1.83	1.27	(1.16)	302
—	8.40	(11.76)	830,645	1.79	1.27	(1.12)	145
(.42)	9.52	(6.10)	762,582	1.83	1.30	(1.14)	60

—	5.52	(2.82)	189,499	1.68	1.02	(.62)	—
—	5.68	(26.52)	175,230	1.64	1.04	(.95)	—
— (f)	7.73	(8.19)	219,596	1.63	1.08	(.97)	302
—	8.42	(11.74)	351,831	1.60	1.08	(.93)	145
(.43)	9.54	(5.82)	445,434	1.65	1.11	(.95)	60

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Global Infrastructure Fund
Class A
October 31, 2016	11.43	.24	.33	.57	(.24)	(.34)	—
October 31, 2015	12.93	.20	(.62)	(.42)	(.21)	(.87)	—
October 31, 2014	12.32	.23	1.27	1.50	(.25)	(.64)	—
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)	—
October 31, 2012	10.11	.25	1.07	1.32	(.25)	— (f)	—
Class C
October 31, 2016	11.38	.15	.33	.48	(.16)	(.34)	—
October 31, 2015	12.89	.11	(.62)	(.51)	(.13)	(.87)	—
October 31, 2014	12.30	.13	1.26	1.39	(.16)	(.64)	—
October 31, 2013	11.16	.15	1.41	1.56	(.16)	(.26)	—
October 31, 2012	10.09	.17	1.06	1.23	(.16)	— (f)	—
Class E
October 31, 2016	11.43	.24	.33	.57	(.24)	(.34)	—
October 31, 2015	12.93	.20	(.62)	(.42)	(.21)	(.87)	—
October 31, 2014	12.32	.23	1.27	1.50	(.25)	(.64)	—
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)	—
October 31, 2012	10.12	.24	1.07	1.31	(.25)	— (f)	—
Class S
October 31, 2016	11.44	.27	.33	.60	(.27)	(.34)	—
October 31, 2015	12.94	.23	(.62)	(.39)	(.24)	(.87)	—
October 31, 2014	12.33	.26	1.27	1.53	(.28)	(.64)	—
October 31, 2013	11.19	.26	1.41	1.67	(.27)	(.26)	—
October 31, 2012	10.13	.27	1.07	1.34	(.28)	— (f)	—
Class Y
October 31, 2016	11.45	.29	.32	.61	(.29)	(.34)	—
October 31, 2015	12.95	.25	(.62)	(.37)	(.26)	(.87)	—
October 31, 2014	12.34	.28	1.28	1.56	(.31)	(.64)	—
October 31, 2013	11.19	.27	1.43	1.70	(.29)	(.26)	—
October 31, 2012	10.13	.29	1.07	1.36	(.30)	— (f)	—

See Notes to Financial Highlights at the end of this section.

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Expenses to Average Net Assets, Net(d)	% Ratio of Net Investment Income to Average Net Assets(d)	% Portfolio Turnover Rate(k)

(.58)	11.42	5.43	7,595	1.83	1.47	2.14	102
(1.08)	11.43	(3.49)	8,522	1.82	1.47	1.70	86
(.89)	12.93	12.95	9,903	1.81	1.47	1.83	119
(.50)	12.32	15.24	7,556	1.82	1.49	2.02	127
(.25)	11.18	13.07	4,819	1.83	1.47	2.35	125

(.50)	11.36	4.65	6,343	2.59	2.22	1.38	102
(1.00)	11.38	(4.23)	7,718	2.57	2.22	.96	86
(.80)	12.89	12.00	9,145	2.56	2.22	1.07	119
(.42)	12.30	14.41	5,900	2.58	2.24	1.26	127
(.16)	11.16	12.32	4,514	2.58	2.22	1.62	125

(.58)	11.42	5.42	17,601	1.84	1.47	2.16	102
(1.08)	11.43	(3.50)	24,683	1.82	1.47	1.67	86
(.89)	12.93	12.92	28,885	1.81	1.47	1.87	119
(.50)	12.32	15.23	21,848	1.83	1.49	1.99	127
(.25)	11.18	13.08	18,444	1.83	1.47	2.32	125

(.61)	11.43	5.69	783,412	1.59	1.22	2.41	102
(1.11)	11.44	(3.25)	1,019,451	1.57	1.22	1.95	86
(.92)	12.94	13.21	1,243,852	1.56	1.22	2.06	119
(.53)	12.33	15.59	755,311	1.57	1.24	2.24	127
(.28)	11.19	13.38	551,759	1.58	1.22	2.60	125

(.63)	11.43	5.78	219,203	1.39	1.04	2.57	102
(1.13)	11.45	(3.07)	348,835	1.37	1.04	2.13	86
(.95)	12.95	13.39	480,724	1.36	1.04	2.28	119
(.55)	12.34	15.79	427,919	1.37	1.06	2.33	127
(.30)	11.19	13.58	308,901	1.39	1.06	2.79	125

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Global Real Estate Securities Fund
Class A
October 31, 2016	37.65	.73	(.62)	.11	(.80)	(2.02)	—
October 31, 2015	39.99	.51	.37	.88	(.98)	(2.24)	—
October 31, 2014	40.49	.54	2.97	3.51	(1.07)	(2.94)	—
October 31, 2013	38.18	.58	3.94	4.52	(2.08)	(.13)	—
October 31, 2012	33.52	.63	4.72	5.35	(.69)	—	—
Class C
October 31, 2016	36.60	.44	(.59)	(.15)	(.61)	(2.02)	—
October 31, 2015	38.96	.22	.36	.58	(.70)	(2.24)	—
October 31, 2014	39.55	.24	2.90	3.14	(.79)	(2.94)	—
October 31, 2013	37.34	.28	3.85	4.13	(1.79)	(.13)	—
October 31, 2012	32.83	.36	4.60	4.96	(.45)	—	—
Class E
October 31, 2016	37.70	.73	(.61)	.12	(.80)	(2.02)	—
October 31, 2015	40.02	.50	.39	.89	(.97)	(2.24)	—
October 31, 2014	40.52	.54	2.97	3.51	(1.07)	(2.94)	—
October 31, 2013	38.20	.58	3.95	4.53	(2.08)	(.13)	—
October 31, 2012	33.54	.63	4.72	5.35	(.69)	—	—
Class R6
October 31, 2016(6)	33.90	.55	2.21	2.76	(.92)	—	—
Class S
October 31, 2016	38.42	.84	(.63)	.21	(.87)	(2.02)	—
October 31, 2015	40.73	.61	.39	1.00	(1.07)	(2.24)	—
October 31, 2014	41.16	.64	3.04	3.68	(1.17)	(2.94)	—
October 31, 2013	38.78	.67	4.02	4.69	(2.18)	(.13)	—
October 31, 2012	34.03	.73	4.79	5.52	(.77)	—	—
Class Y
October 31, 2016	38.39	.90	(.61)	.29	(.93)	(2.02)	—
October 31, 2015	40.71	.69	.38	1.07	(1.15)	(2.24)	—
October 31, 2014	41.15	.73	3.01	3.74	(1.24)	(2.94)	—
October 31, 2013	38.76	.84	3.94	4.78	(2.25)	(.13)	—
October 31, 2012	34.03	.81	4.77	5.58	(.85)	—	—
See Notes to Financial Highlights at the end of this section.

$ Distributions In Excess (h)	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

—	(2.82)	34.94	.42	25,718	1.38	1.38	2.03	79
—	(3.22)	37.65	2.22	29,511	1.37	1.37	1.33	61
—	(4.01)	39.99	9.98	30,324	1.36	1.36	1.41	69
—	(2.21)	40.49	12.17	29,098	1.35	1.35	1.47	78
—	(.69)	38.18	16.03	27,867	1.35	1.35	1.79	64

—	(2.63)	33.82	(.31)	31,202	2.13	2.13	1.28	79
—	(2.94)	36.60	1.46	37,474	2.12	2.12	.58	61
—	(3.73)	38.96	9.14	41,936	2.11	2.11	.66	69
—	(1.92)	39.55	11.34	44,084	2.10	2.10	.73	78
—	(.45)	37.34	15.17	42,262	2.10	2.10	1.05	64

—	(2.82)	35.00	.44	18,764	1.38	1.38	2.03	79
—	(3.21)	37.70	2.25	26,394	1.37	1.37	1.30	61
—	(4.01)	40.02	9.95	35,655	1.36	1.36	1.42	69
—	(2.21)	40.52	12.18	38,596	1.35	1.35	1.46	78
—	(.69)	38.20	16.01	36,250	1.35	1.35	1.79	64

—	(.92)	35.74	8.07	298.98		.96	2.20	79

—	(2.89)	35.74	.68	1,030,471	1.13	1.13	2.28	79
—	(3.31)	38.42	2.51	1,325,152	1.12	1.12	1.57	61
—	(4.11)	40.73	10.23	1,556,497	1.11	1.11	1.65	69
—	(2.31)	41.16	12.46	1,373,266	1.10	1.10	1.68	78
—	(.77)	38.78	16.32	1,174,848	1.10	1.10	2.05	64

—	(2.95)	35.73	.88	116,662.93		.93	2.47	79
—	(3.39)	38.39	2.69	151,323.92		.92	1.78	61
—	(4.18)	40.71	10.45	169,233.91		.91	1.88	69
—	(2.38)	41.15	12.69	235,303.90		.90	2.03	78
—	(.85)	38.76	16.53	354,260.92		.92	2.26	64

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Multi-Strategy Income Fund
Class A
October 31, 2016	9.52	.35	.12	.47	(.33)	—	—
October 31, 2015(4)	10.00	.16	(.50)	(.34)	(.14)	—	—
Class C
October 31, 2016	9.51	.27	.13	.40	(.27)	—	—
October 31, 2015(4)	10.00	.12	(.49)	(.37)	(.12)	—	—
Class E
October 31, 2016	9.53	.34	.13	.47	(.33)	—	—
October 31, 2015(4)	10.00	.15	(.48)	(.33)	(.14)	—	—
Class S
October 31, 2016	9.53	.36	.14	.50	(.35)	—	—
October 31, 2015(4)	10.00	.17	(.50)	(.33)	(.14)	—	—
Class Y
October 31, 2016	9.54	.39	.12	.51	(.37)	—	—
October 31, 2015(4)	10.00	.18	(.49)	(.31)	(.15)	—	—
Strategic Call Overwriting Fund
Class S
October 31, 2016	11.30	.13	.45	.58	(.13)	—	—
October 31, 2015	10.77	.10	.53	.63	(.10)	—	—
October 31, 2014	10.64	.10	.13	.23	(.10)	—	—
October 31, 2013	10.06	.12	.65	.77	(.13)	(.06)	—
October 31, 2012(3)	10.00	.02	.05	.07	(.01)	—	—
See Notes to Financial Highlights at the end of this section.

$ Distributions In Excess (i)	$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

—	(.33)	9.66	5.08	10,052	1.44	1.10	3.70	67
—	(.14)	9.52	(3.40)	2,887	1.44	1.10	3.35	38

—	(.27)	9.64	4.34	7,233	2.19	1.85	2.92	67
—	(.12)	9.51	(3.71)	2,456	2.19	1.85	2.59	38

—	(.33)	9.67	5.06	23,603	1.44	1.10	3.57	67
—	(.14)	9.53	(3.25)	7,187	1.43	1.10	3.31	38

—	(.35)	9.68	5.43	552,190	1.19	.85	3.81	67
—	(.14)	9.53	(3.27)	163,159	1.18	.85	3.50	38

—	(.37)	9.68	5.51	259,486	1.00	.65	4.16	67
—	(.15)	9.54	(3.09)	99,978.98		.65	3.56	38

—	(.13)	11.75	5.16	83,048	1.32	.97	1.14	4
—	(.10)	11.30	5.84	87,402	1.19	.97	.87	1
—	(.10)	10.77	2.13	86,773	1.19	.97	.88	5
—	(.19)	10.64	7.78	83,541	1.45	.97	1.11	3
—	(.01)	10.06	.68	59,941	1.88	.97	.73	—

Notes to Financial Highlights—October 31, 2016
(1)	For the period February 7, 2012 (commencement of operations) to October 31, 2012.
(2)	For the period August 7, 2012 (commencement of operations) to October 31, 2012.
(3)	For the period August 16, 2012 (commencement of operations) to October 31, 2012.
(4)	For the period May 4, 2015 (commencement of operations) to October 31, 2015.
(5)	For the period June 2, 2015 (commencement of operations) to October 31, 2015.
(6)	For the period March 1, 2016 (commencement of operations) to October 31, 2016.
(7)	For the period September 23, 2016 (commencement of operations) to October 31, 2016.
(a)	Average daily shares outstanding were used for this calculation.
(b)	The ratios for periods less than one year are not annualized.
(c)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d)	May reflect amounts waived and/or reimbursed by RIM and/or RIFUS.
(e)	The ratios for periods less than one year are annualized.
(f)	Less than $.01 per share.
(g)	For the U.S. Defensive Equity Fund, the respective annualized net expense ratios, not including the dividend and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
October 31, 2016	1.07%	1.83%	1.08%	0.75%	0.83%	0.64%
October 31, 2015	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2014	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2013	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2012	1.09%	1.83%	1.03%	0.76%	0.83%	0.65%
For the U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividend and interest expense from short sales, were as follows:
For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
October 31, 2016	1.37%	2.12%	1.37%	1.04%	1.12%	0.93%
October 31, 2015	1.36%	2.11%	1.36%	1.03%	1.11%	0.91%
October 31, 2014	1.34%	2.10%	1.35%	1.00%	1.10%	0.90%
October 31, 2013	1.35%	2.11%	1.36%	0.98%	1.11%	0.91%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividend and interest expense from short sales, were as follows:
For the period ended	Class A	Class C	Class E	Class S
October 31, 2016	1.02%	1.77%	1.02%	0.77%
October 31, 2015	1.02%	1.77%	1.02%	0.77%
October 31, 2014	1.03%	1.78%	1.03%	0.78%
October 31, 2013	1.10%	1.85%	1.10%	0.85%
October 31, 2012	1.10%	1.85%	1.10%	0.85%
(h)	Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i)	Less than .005% of average net assets.
(j)	No shares were outstanding since May 1, 2015.
(k)	Subsequent to the issuance of the October 31, 2015 financial statements, Management determined that the portfolio turnover rate for this Fund was incorrectly presented within the financial statements as a result of including the impact of securities transferred between Money Managers in the calculation of portfolio turnover rates. Management evaluated the impact of presenting the incorrect portfolio turnover rate and concluded that the October 31, 2015 financial statements were not materially misstated. However, Management concluded it was appropriate to present the correct rate in this and future filings and accordingly, the above presented portfolio turnover rate has been revised from previously presented.

Notes to Financial Highlights—October 31, 2016

(l)	Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of each Fund listed below would have been higher by the amount listed below.

Fund	Impact of the fee reimbursement on gross and net expense ratios
U.S. Core Equity Fund	0.03%
U.S. Defensive Equity Fund	0.02%
U.S. Small Cap Equity Fund	0.01%
International Developed Markets Fund	0.04%
Emerging Markets Fund	0.01%
Tax-Managed U.S. Mid & Small Cap Fund	0.01%
Investment Grade Bond Fund	0.02%
Short Duration Bond Fund	0.01%
(†)	For the Commodity Strategies Fund, the Financial Highlights are consolidated and include the balances of the Cayman Commodity Strategies Fund Ltd. (a wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

MONEY MANAGER INFORMATION
The money managers are not affiliates of the Funds, RIM, RIFUS or the Distributor other than as a result of their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC Funds, or to other clients of RIM or its affiliates, including Russell Investments Trust Company. Investments in the Funds are not deposits with or other liabilities of any of the money managers and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. The money managers do not guarantee the performance of a Fund or any particular rate of return.
The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds' Board, without a shareholder vote. A complete list of current money managers for the Funds can also be found at https://russellinvestments.com. Assets not allocated to money managers are managed by RIM.
U.S. Core Equity Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, JP Morgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.
Brandywine Global Investment Management, LLC, Cira Centre, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
Suffolk Capital Management, LLC, 810 Seventh Avenue, Suite 3600, New York, NY 10019.
Sustainable Growth Advisers, LP, 3 Stamford Plaza, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.
U.S. Defensive Equity Fund
Coho Partners, Ltd., 300 Berwyn Park, 801 Cassatt Road, Suite 100, Brewyn, PA 19312.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, NY 10017-2014.
Mar Vista Investment Partners, LLC, 11150 Santa Monica Boulevard, Suite 320, Los Angeles, CA 90025.
U.S. Dynamic Equity Fund
AJO, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
Pzena Investment Management, LLC, 320 Park Avenue 8th Floor, New York, NY 10022.
Suffolk Capital Management, LLC, 810 Seventh Avenue, Suite 3600, New York, NY 10019.
U.S. Strategic Equity Fund
AJO, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.
Barrow, Hanley, Mewhinney & Strauss, LLC, JP Morgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.
Brandywine Global Investment Management, LLC, Cira Centre, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
Suffolk Capital Management, LLC, 810 Seventh Avenue, Suite 3600, New York, NY 10019.
William Blair Investment Management, LLC, 222 West Adams Street Chicago, IL 60606.

U.S. Large Cap Equity Fund
Ceredex Value Advisors LLC, 301 East Pine Street, Suite 500, Orlando, FL 32801.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
Sustainable Growth Advisers, LP, 3 Stamford Plaza, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.
TCW Investment Management Company LLC, 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.
William Blair Investment Management, LLC, 222 West Adams Street Chicago, IL 60606.
U.S. Mid Cap Equity Fund
Ceredex Value Advisors LLC, Lincoln Plaza, 301 East Pine Street, Suite 500, Orlando, FL 32801.
Elk Creek Partners, LLC, 44 Cook Street, Suite 705, Denver, CO 80206.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, 6060 Parkland Boulevard, Suite 200, Cleveland, OH 44124.
Cardinal Capital Management, L.L.C., One Greenwich Office Park, Building One North, Greenwich, CT 06831.
Copeland Capital Management, LLC, Eight Tower Bridge, 161 Washington St., Suite 1650, Conshohocken, PA 19428.
DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.
EAM Investors, LLC, 2533 South Coast Highway 101, Suite 240, Cardiff By The Sea, CA 92007.
Falcon Point Capital, LLC, Two Embarcadero Center, Suite 420, San Francisco, CA 94111.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
PENN Capital Management Company, Inc., The Navy Yard Corporate Center, 3 Crescent Drive, Suite 400, Philadelphia, PA 19112.
Robeco Investment Management, Inc., dba Boston Partners, 909 Third Avenue, 32nd Floor, New York, NY 10022.
Timpani Capital Management LLC 10850 West Park Place, Suite 1020, Milwaukee, WI 53224.
International Developed Markets Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, JP Morgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.
MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.
Numeric Investors LLC, 470 Atlantic Avenue 6th Floor, Boston, MA 02210.
Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, NY 10022.
Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210.

Global Equity Fund
Harris Associates L.P., 111 South Wacker Drive, Suite 4600, Chicago, IL 60606.
MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.
Polaris Capital Management, LLC, 121 High Street, 2nd Floor, Boston, MA 02110.
Sanders Capital, LLC, 390 Park Avenue, New York, NY 10022.
Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210.
Emerging Markets Fund
AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-0096.
Consilium Investment Management, LLC, 3101 N. Federal Highway, Suite 502, Fort Lauderdale, FL 33306.
Delaware Investments Fund Advisers, a Series of Delaware Management Business Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.
Harding Loevner LP, 400 Crossing Blvd., 4th Floor, Bridgewater, NJ 08807.
Numeric Investors LLC, 470 Atlantic Avenue 6th Floor, Boston, MA 02210.
Oaktree Capital Management, L.P., 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.
Westwood Management Corp., 200 Crescent Court, Suite 1200, Dallas, TX 75201.
Tax-Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, JP Morgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.
J.P. Morgan Investment Management Inc., 4 New York Plaza, 10th Floor, New York, NY 10004-2413.
Mar Vista Investment Partners, LLC, 11150 Santa Monica Boulevard, Suite 320, Los Angeles, CA 90025.
Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, NY 10022.
Sustainable Growth Advisers, LP, 3 Stamford Plaza, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.
Tax-Managed U.S. Mid & Small Cap Fund
Chartwell Investment Partners, LLC., 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312-2412.
Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, TX 76102.
Netols Asset Management, Inc., 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092.
Snow Capital Management, L.P., 2000 Georgetown Drive, Suite 200, Sewickley, PA 15143.
Summit Creek Advisors, LLC, 120 South Sixth Street, Suite 2200, Minneapolis, MN 55402.

Tax-Managed International Equity Fund
AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-0096.
Delaware Investment Fund Advisers, a series of Delaware Management Business Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.
Fiera Capital Inc., 375 Park Avenue, 8th Floor, New York, NY 10152.
Janus Capital Management LLC, 151 Detroit St., Denver, CO 80206 and Perkins Investment Management LLC, 311 South Wacker Drive, Suite 6000, Chicago, IL 60606.
Pzena Investment Management, LLC, 320 Park Ave. 8th Floor, New York, NY 10022.
RWC Asset Advisors (US) LLC, 2640 South Bayshore Drive, Suite 201, Miami, FL 33133.
Global Opportunistic Credit Fund
Axiom Alternative Investments SARL, 39, Avenue Pierre 1ER de Serbie, 75008, Paris France.
DDJ Capital Management, LLC, Stony Brook Office Park, 130 Turner Street, Building 3, Suite 600, Waltham, MA 02453.
DuPont Capital Management Corporation, Delaware Corporate Center, One Righter Parkway, Suite 3200, Wilmington, DE 19803.
Lazard Asset Management LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.
Oaktree Capital Management, L.P., 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.
THL Credit Advisors LLC, 100 Federal Street, 31st Floor, Boston, MA 02110.
Unconstrained Total Return Fund
H2O AM LLP, 10 Old Burlington Street, London, England, W1S 3AG, United Kingdom.
Post Advisory Group, LLC, 1620 26th Street, Suite 6500, Santa Monica, CA 90404.
Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02109.
THL Credit Advisors LLC, 100 Federal Street, 31st, Floor, Boston, MA 02110.
Strategic Bond Fund
Colchester Global Investors Limited, Heathcoat House, 4th Floor, 20 Savile Row, London, England W1S 3PR United Kingdom.
Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.
Pareto Investment Management Limited, The Bank of New York Mellon Centre, 160 Queen Victoria Street, London, England EC4V 4LA United Kingdom.
Schroder Investment Management North America Inc., 875 Third Avenue, New York, NY 10022.
Scout Investments, Inc., 1010 Grand Blvd., Kansas City, MO, 64106.
Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101, and Western Asset Management Company Limited, 10 Exchange Square, Primrose Street, London, England EC2A 2EN United Kingdom.

Investment Grade Bond Fund
Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.
Loomis, Sayles & Company, L.P., One Financial Center, Suite 3300, Boston, MA 02111-2621.
Neuberger Berman Investment Advisers LLC, 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.
Schroder Investment Management North America Inc., 875 Third Avenue, New York, NY 10022.
Short Duration Bond Fund
Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.
Scout Investments, Inc., 1010 Grand Blvd., Kansas City, MO, 64106.
THL Credit Advisors LLC, 100 Federal Street, 31st Floor, Boston, MA 02110.
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., 200 West Street, New York, NY 10282-2198.
MacKay Shields LLC, 1345 Avenue of the Americas, New York, NY 10105-0096.
Tax-Exempt Bond Fund
AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-0096.
MacKay Shields LLC, 1345 Avenue of the Americas, New York, NY 10105-0096.
Commodity Strategies Fund
CoreCommodity Management, LLC, 680 Washington Boulevard, 11th Floor, Stamford, CT 06901.
Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010-3629.
Goldman Sachs Asset Management, L.P., 200 West Street, New York, NY 10282-2198.
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216, Cohen & Steers UK Limited, 50 Pall Mall, 7th Floor, London SW1Y 5JH, United Kingdom and Cohen & Steers Asia Limited, Suites 1201-02 Champion Tower, 3 Garden Road, Central Hong Kong.
Colonial First State Asset Management (Australia) Limited, Ground Floor, Darling Park Tower 1, 201 Sussex Street, Sydney NSW 2000 Australia.
Maple-Brown Abbott Limited, Level 31, 259 George Street Sydney NSW 2000 Australia.
Nuveen Asset Management, LLC, 333 West Wacker Drive, Chicago, IL 60606-1286.

Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216, Cohen & Steers UK Limited, 50 Pall Mall, 7th Floor, London SW1Y 5JH, United Kingdom and Cohen & Steers Asia Limited, Suites 1201-02 Champion Tower, 3 Garden Road, Central Hong Kong.
Morgan Stanley Investment Management Inc., 1585 Broadway, New York, NY 10036, Morgan Stanley Investment Management Limited, 25 Cabot Square, Canary Wharf, London E14 4QA, England, and Morgan Stanley Investment Management Company, 23 Church #16-01 Street, Capital Square, 049481 Singapore.
RREEF America L.L.C. 222 S. Riverside Plaza FL 24, Chicago, IL 60606, Deutsche Investments Australia Limited, Deutsche Bank Place, Level 16, Corner of Hunter and Phillip Streets, Sydney NSW 2000 Australia and Deutsche Alternatives Asset Management (Global) Limited, Winchester House, 1 Great Winchester Street, London EC2N 2DB, United Kingdom.
Multi-Strategy Income Fund
Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216, Cohen & Steers UK Limited, 50 Pall Mall, 7th Floor, London SW1Y 5JH, United Kingdom and Cohen & Steers Asia Limited, Suites 1201-02 Champion Tower, 3 Garden Road, Central Hong Kong.
DDJ Capital Management, LLC, Stony Brook Office Park, 130 Turner Street, Building 3, Suite 600, Waltham, MA 02453.
Janus Capital Management LLC, 151 Detroit St., Denver, CO 80206 and Perkins Investment Management LLC, 311 South Wacker Drive, Suite 6000, Chicago, IL 60606.
J O Hambro Capital Management Limited, Ryder Court, 14 Ryder Street, London SW1Y 6QB, United Kingdom.
Kopernik Global Investors, LLC, Two Harbour Place 302, Knights Run Avenue, Suite 1225, Tampa, FL 33602.
Lazard Asset Management LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.
Loomis, Sayles & Company, L.P., One Financial Center, Suite 3300, Boston, MA 02111-2621.
Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02110.
THL Credit Advisors LLC, 100 Federal Street, 31st Floor, Boston, MA 02110.

Multi-Asset Growth Strategy Fund
AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.
Axiom International Investors LLC, 33 Benedict Place, Greenwich, CT 06830.
Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216, Cohen & Steers UK Limited, 50 Pall Mall, 7th Floor, London SW1Y 5JH, United Kingdom and Cohen & Steers Asia Limited, Suites 1201-02 Champion Tower, 3 Garden Road, Central Hong Kong.
Colonial First State Asset Management (Australia) Limited, Ground Floor, Darling Park Tower 1, 201 Sussex Street, Sydney NSW 2000, Australia.
Hermes Investment Management Limited, Lloyds Chambers 1 Portsoken Street, London, E1 8HZ United Kingdom.
Kopernik Global Investors, LLC, Two Harbour Place, 302 Knights Run Avenue, Suite 1225, Tampa, FL 33602.
Levin Capital Strategies, L.P., 595 Madison Ave, 17th floor, New York, NY 10022.
OFI Global Institutional, Inc., 225 Liberty Street, New York, NY 10281.
Polaris Capital Management, LLC, 121 High Street, 2nd Floor, Boston, MA 02110.
Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02109.
RiverPark Advisors, LLC, 156 West 56th Street, 17th Floor, New York, NY 10019.
Sustainable Growth Advisers, LP, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901
THL Credit Advisors LLC, 100 Federal Street, 31st Floor, Boston, MA 02110
Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210.
When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

EXPENSE NOTES
The following notes supplement the Annual Fund Operating Expenses tables in the Risk/Return Summary and provide additional information necessary to understand the expenses provided in those tables:
•	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.
•	Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares of the Funds may not exceed 7.25%, 7.25%, 7.25%, 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
•	“Acquired Fund Fees and Expenses” are indirect expenses borne by a Fund as a result of its investment in another fund or funds, including any Subsidiary. The fees payable by a Fund with respect to the investment of cash reserves are included in “Acquired Fund Fees and Expenses” if they are at least 0.01% of the Fund’s average net assets. If such fees are less than 0.01% of the Fund’s average net assets, they are included in “Other Expenses.”
•	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class C and E Shares, and an administrative fee of up to 0.05% of average daily net assets for all Classes of Shares.
•	In addition to the advisory and administrative fees payable by the Funds to RIM and RIFUS, each Fund that invests its cash reserves in the U.S. Cash Management Fund, an unregistered fund advised by RIM, will bear indirectly a proportionate share of that Fund’s operating expenses, which include the administrative fees that the U.S. Cash Management Fund pays to RIFUS. The cash reserves for all Funds are invested in the U.S. Cash Management Fund. The annual rate of administrative fees payable to RIFUS on the cash reserves invested in the U.S. Cash Management Fund is 0.05%.
•	Dividend expense on securities sold short is the cost of paying the value of dividends on those securities to the lender of the security. This expense is offset by gains on the decrease in the market value of the securities sold short as a result of the dividend declaration. Interest expense on securities sold short is the amount paid to the lender of the security for making the loan. This may be partially offset by the interest earned from investment of cash collateral posted for the borrowed securities. While the Fund is obligated to record the dividend expense and interest as an expense from an accounting perspective, these expenses are not charged directly to the Fund but are similar to transaction charges for buying and selling securities.

•	For the U.S. Defensive Equity Fund, a portion of “Other Expenses” is attributable to interest expense and dividend expense from short sales as follows:

	Interest Expense on Short Sales	Dividend Expense on Short Sales	Total Dividend and Interest Expenses on Short Sales
Class A Shares	0.04%	0.13%	0.17%
Class A1 Shares	0.04%	0.13%	0.17%
Class A2 Shares	0.04%	0.13%	0.17%
Class A3 Shares	0.04%	0.13%	0.17%
Class C Shares	0.04%	0.13%	0.17%
Class C1 Shares	0.04%	0.13%	0.17%
Class E Shares	0.04%	0.13%	0.17%
Class I Shares	0.04%	0.13%	0.17%
Class S Shares	0.04%	0.13%	0.17%
Class T Shares	0.04%	0.13%	0.17%
Class Y Shares	0.04%	0.13%	0.17%
•	For the U.S. Dynamic Equity Fund, a portion of “Other Expenses” is attributable to interest expense and dividend expense from short sales as follows:

	Interest Expense on Short Sales	Dividend Expense on Short Sales	Total Dividend and Interest Expenses on Short Sales
Class A Shares	0.13%	0.04%	0.17%
Class A1 Shares	0.13%	0.04%	0.17%
Class A2 Shares	0.13%	0.04%	0.17%
Class A3 Shares	0.13%	0.04%	0.17%
Class C Shares	0.13%	0.04%	0.17%
Class C1 Shares	0.13%	0.04%	0.17%
Class E Shares	0.13%	0.04%	0.17%
Class I Shares	0.13%	0.04%	0.17%
Class S Shares	0.13%	0.04%	0.17%
Class T Shares	0.13%	0.04%	0.17%
Class Y Shares	0.13%	0.04%	0.17%
•	For the U.S. Strategic Equity Fund, a portion of “Other Expenses” is attributable to interest expense and dividend expense from short sales as follows:

	Interest Expense on Short Sales	Dividend Expense on Short Sales	Total Dividend and Interest Expenses on Short Sales
Class A Shares	0.04%	0.01%	0.05%
Class A1 Shares	0.04%	0.01%	0.05%
Class A2 Shares	0.04%	0.01%	0.05%
Class A3 Shares	0.04%	0.01%	0.05%
Class C Shares	0.04%	0.01%	0.05%
Class C1 Shares	0.04%	0.01%	0.05%
Class E Shares	0.04%	0.01%	0.05%
Class S Shares	0.04%	0.01%	0.05%
Class T Shares	0.04%	0.01%	0.05%

PERFORMANCE NOTES
The following notes supplement the Performance tables in the Risk/Return Summary and provide additional information necessary to understand the returns provided in those tables:
The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
U.S. Core Equity Fund
The Fund first issued Class A Shares on September 2, 2008. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as the Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund first issued Class C Shares on September 2, 2008. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had they done so, the returns shown for those periods would have been lower. Annual returns for each Class will differ only to the extent that Class C Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class S Shares on September 2, 2008. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class I Shares. Class S Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class S Shares do not have the same expenses as the Class I Shares.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares from September 2, 2008 through December 31, 2016. The returns shown prior to September 2, 2008 are the returns of the Fund's Class I Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S and Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S and Class I Shares.
The Fund first issued Class Y Shares on March 30, 2000.  As of May 4, 2015, the Fund’s Class Y Shares did not have any assets. The returns shown for Class Y Shares after May 4, 2015 are the returns of the Fund’s Class I Shares.  Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares.
U.S. Defensive Equity Fund
The Fund first issued Class A Shares on September 2, 2008. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as the Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund first issued Class C Shares on September 2, 2008. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had they done so, the returns shown for those periods would have been lower. Annual returns for each Class will differ only to the extent that Class C Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class S Shares on September 2, 2008. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class I Shares. Class S Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class S Shares do not have the same expenses as the Class I Shares.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares from September 2, 2008 through December 31, 2016. The returns shown prior to September 2, 2008 are the returns of the Fund's Class I Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S and Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S and Class I Shares.
U.S. Dynamic Equity Fund
The Fund first issued Class A Shares on August 15, 2012. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as the Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
The Fund first issued Class Y Shares on August 15, 2012. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares.
U.S. Strategic Equity Fund
The Fund first issued Class A, C, E and S Shares on August 6, 2012.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.

No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
U.S. Large Cap Equity Fund
The Fund first issued Class A, C and S Shares on February 6, 2012.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class A Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class A Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class A Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
U.S. Mid Cap Equity Fund
The Fund first issued Class A, C and S Shares on February 6, 2012.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class A Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class A Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class A Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
U.S. Small Cap Equity Fund
The Fund first issued Class A Shares on September 2, 2008. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as the Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund first issued Class C Shares on September 2, 2008. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had they done so, the returns shown for those periods would have been lower. Annual returns for each Class will differ only to the extent that Class C Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class R6 Shares on March 1, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class S Shares on September 2, 2008. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class I Shares. Class S Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class S Shares do not have the same expenses as the Class I Shares.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares from September 2, 2008 through December 31, 2016. The returns shown prior to September 2, 2008 are the returns of the Fund's Class I Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S and Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S and Class I Shares.
International Developed Markets Fund
The Fund first issued Class A Shares on September 2, 2008. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as the Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund first issued Class C Shares on September 2, 2008. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had they done so, the returns shown for those periods would have been lower. Annual returns for each Class will differ only to the extent that Class C Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class S Shares on September 2, 2008. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class I Shares. Class S Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class S Shares do not have the same expenses as the Class I Shares.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares from September 2, 2008 through December 31, 2016. The returns shown prior to September 2, 2008 are the returns of the Fund's Class I Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S and Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S and Class I Shares.
Global Equity Fund
The Fund first issued Class A, C, E and S Shares on February 28, 2007.

The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares.
Emerging Markets Fund
The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund first issued Class R6 Shares on March 1, 2016. The returns shown for Class R6 Shares are the returns of the Fund’s Class Y Shares from September 26, 2008 through February 29, 2016. The returns shown prior to September 26, 2008 are the returns of the Fund's Class S Shares. Class R6 Shares will have substantially similar annual returns as the Class Y and Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y and Class S Shares.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares.
Tax-Managed U.S. Large Cap Fund
The Fund first issued Class A Shares on June 1, 2010. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. The annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as Class E Shares.

The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Tax-Managed U.S. Mid & Small Cap Fund
The Fund first issued Class A Shares on June 1, 2010. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. The annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Tax-Managed International Equity Fund
The Fund first issued Class A, C, E and S Shares on June 1, 2015.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Global Opportunistic Credit Fund
The Fund first issued Class A, C, E, S and Y Shares on September 30, 2010.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Strategic Bond Fund
The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.
The Fund first issued Class A Shares on September 2, 2008. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%. Annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund first issued Class C Shares on September 2, 2008. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had they done so, the returns shown for those periods would have been lower. Annual returns for each Class will differ only to the extent that Class C Shares do not have the same expenses as Class E Shares.
The Fund first issued Class R6 Shares on March 1, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class S Shares on September 2, 2008. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class I Shares. Class S Shares will have substantially similar annual returns as the Class I Shares because the Shares of each class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class S Shares do not have the same expenses as Class I Shares.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares from September 2, 2008 through December 31, 2016. The returns shown prior to September 2, 2008 are the returns of the Fund's Class I Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S and Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S and Class I Shares.
Investment Grade Bond Fund
The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.
The Fund first issued Class A Shares June 1, 2010. The returns shown prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum

Class A sales charge of 3.75%. The annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund first issued Class C Shares on October 22, 2007. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class E Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had they done so, the returns shown for those periods would have been lower. However, the returns for Class C Shares would be substantially similar to those of Class E Shares because they are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class C Shares do not have the same expenses as Class E Shares.
The Fund first issued Class R6 Shares on March 1, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class S Shares on October 22, 2007. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class I Shares. However, the returns for Class S Shares would be substantially similar to those of Class I Shares because they are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that Class S Shares do not have the same expenses as Class I Shares.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares from October 22, 2007 through December 31, 2016. The returns shown prior to September 2, 2008 are the returns of the Fund's Class I Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S and Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S and Class I Shares.
Short Duration Bond Fund
The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 3.75%. The annual returns for each class will differ only to the extent that Class A Shares do not have the same expenses as Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund first issued Class R6 Shares on March 1, 2016. The returns shown for Class R6 Shares are the returns of the Fund’s Class Y Shares from September 26, 2008 through February 29, 2016. The returns shown prior to September 26, 2008 are the returns of the Fund's Class S Shares. Class R6 Shares will have substantially similar annual returns as the Class Y and Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y and Class S Shares.

The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares.
Tax-Exempt High Yield Bond Fund
The Fund first issued Class A, C, E and S Shares on June 1, 2015.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Tax-Exempt Bond Fund
The Bloomberg Barclays Municipal 1-10 Yr Blend (1-12) Index was formerly known as the Barclays Municipal 1-10 Yr Blend (1-12) Index.
The Fund first issued Class A Shares on June 1, 2010. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%. The annual returns for each Class will differ only to the extent that Class A Shares do not have the same expenses as Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Commodity Strategies Fund
The Fund first issued Class A, C, E, S and Y Shares on June 30, 2010.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Global Infrastructure Fund
The Fund first issued Class A, C, E, S and Y Shares on September 30, 2010.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Global Real Estate Securities Fund
The Fund first issued Class A Shares on March 1, 2007. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%. The annual returns for each class will differ only to the extent that Class A Shares do not have the same expenses as Class E Shares.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
The Fund first issued Class R6 Shares on March 1, 2016. The returns shown for Class R6 Shares are the returns of the Fund’s Class Y Shares from September 26, 2008 through February 29, 2016. The returns shown prior to September 26, 2008 are the returns of the Fund's Class S Shares. Class R6 Shares will have substantially similar annual returns as the Class Y and Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y and Class S Shares.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
The Fund first issued Class Y Shares on September 26, 2008. The returns shown for Class Y Shares prior to that date are the returns of the Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities.

Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S Shares.
Multi-Strategy Income Fund
The Fund first issued Class A, C, E, S and Y Shares on May 1, 2015.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
No Class A2, Class A3, Class C1 or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
Strategic Call Overwriting Fund
The Fund first issued Class S Shares on August 15, 2012.
No Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E or Class R6 Shares were issued as of the date of this Prospectus.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

For more information about the Funds, the following documents are available without charge:
ANNUAL/SEMIANNUAL REPORTS: Additional information about each Fund’s investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.
The annual and semiannual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds' SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:
Russell Investments
P.O. Box 8420
Boston, MA 02266-8420
Telephone: 1-800-787-7354
The Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at https://russellinvestments.com.
Each year you are automatically sent an updated Prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds' Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.
You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy (formerly, the Public Reference Room) in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL” brand.

Distributor: Russell Investments Financial Services, LLC.
Russell Investment Company’s SEC File No. 811-03153
36-08-413 (0317)

Prospectus
LifePoints ® Funds
Target Portfolio Series

March 1, 2017
Ticker Symbol by Class
Fund	A	A1	A2	A3	C	C1	E
Conservative Strategy Fund	RCLAX	RCNAX	RCNSX	RCNMX	RCLCX	RCNCX	RCLEX
	R1	R4	R5	S	T
	RCLRX	RCLUX	RCLVX	RCLSX	RCNUX
Moderate Strategy Fund	A	A1	A2	A3	C	C1	E
	RMLAX	RMTAX	RMTSX	RMTMX	RMLCX	RMTDX	RMLEX
	R1	R4	R5	S	T
	RMLRX	RMLUX	RMLVX	RMLSX	RMTTX
Balanced Strategy Fund	A	A1	A2	A3	C	C1	E
	RBLAX	RBSAX	RBSSX	RBSMX	RBLCX	RBSCX	RBLEX
	R1	R4	R5	S	T
	RBLRX	RBLUX	RBLVX	RBLSX	RBSTX
Growth Strategy Fund	A	A1	A2	A3	C	C1	E
	RALAX	RGTAX	RGTSX	RGTMX	RALUX	RGTDX	RALEX
	R1	R4	R5	S	T
	RALRX	RALUX	RALVX	RALSX	RGTTX
Equity Growth Strategy Fund	A	A1	A2	A3	C	C1	E
	REAAX	RQTAX	RQTSX	RQTMX	RELCX	RQTCX	RELEX
	R1	R4	R5	S	T
	RELRX	RELUX	RELVX	RELSX	RQTTX
Class A2, Class A3 and Class C1 Shares are not currently being offered to investors and are not available for sale in any state.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
800-787-7354

Risk/Return Summary
Conservative Strategy Fund
Investment Objective

The Fund seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 93 and 96, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R1, R4, R5, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1, R4 and R5 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and E Shares)	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.20%	0.25%	0.32%	0.57%	1.34%	(0.22)%	1.12%
Class A1 Shares	0.20%	0.25%	0.32%	0.57%	1.34%	(0.22)%	1.12%
Class A2 Shares	0.20%	0.25%	0.32%	0.57%	1.34%	(0.22)%	1.12%
Class A3 Shares	0.20%	0.25%	0.32%	0.57%	1.34%	(0.22)%	1.12%
Class C Shares	0.20%	0.75%	0.57%	0.57%	2.09%	(0.22)%	1.87%
Class C1 Shares	0.20%	1.00%	0.32%	0.57%	2.09%	(0.22)%	1.87%
Class E Shares	0.20%	None	0.57%	0.57%	1.34%	(0.22)%	1.12%
Class R1 Shares	0.20%	None	0.32%	0.57%	1.09%	(0.35)%	0.74%
Class R4 Shares	0.20%	0.25%	0.32%	0.57%	1.34%	(0.35)%	0.99%
Class R5 Shares	0.20%	0.50%	0.32%	0.57%	1.59%	(0.35)%	1.24%
Class S Shares	0.20%	None	0.32%	0.57%	1.09%	(0.22)%	0.87%
Class T Shares	0.20%	None	0.32%	0.57%	1.09%	(0.30)%	0.79%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average
1

daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, Class R4 and Class R5, 0.10% of its transfer agency fees for Class T Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E and Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$955	$1,247	$2,077
Class A1 Shares	$361	$643	$ 945	$1,804
Class A2 Shares	$460	$739	$1,038	$1,888
Class A3 Shares	$411	$691	$ 992	$1,846
Class C Shares	$190	$634	$1,104	$2,403
Class C1 Shares	$290	$634	$1,104	$2,403
Class E Shares	$114	$403	$ 713	$1,594
Class R1 Shares	$ 76	$312	$ 567	$1,297
Class R4 Shares	$101	$390	$ 701	$1,582
Class R5 Shares	$126	$468	$ 833	$1,860
Class S Shares	$ 89	$325	$ 580	$1,309
Class T Shares	$ 81	$317	$ 572	$1,302
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$190	$634	$1,104	$2,403
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual
2

investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2017 is 8% to equity, 63% to fixed income, 23% to multi-asset and 6% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM, the Fund's investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be a “conservative” fund due to its investment objective and asset allocation to fixed income Underlying Funds. In addition to investing in the Underlying Funds, RIM may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).
RIM may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds. In addition, certain principal risks associated with investing in the Underlying Funds and, indirectly, the Fund are also principal risks associated with investing in the Fund due to RIM’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund.
•	Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and
3

Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund and/or Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund and/or Underlying Funds may underperform. The securities, baskets of securities or instruments selected for the Fund’s and/or an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Fund and/or Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess the Fund’s and/or an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding the Fund’s and/or an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund and/or Underlying Fund exposures, including risk, may be ineffective and/or cause the Fund and/or Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause the Fund’s and/or an Underlying Fund's returns to be lower than if the Fund and/or an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s and/or an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s and/or an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund and/or an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could
4

lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund and/or an Underlying Fund.
•	Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments
5

may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s and/or an Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
6

•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s and/or an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s and/or an Underlying Fund’s portfolio instruments or achieving the Fund’s and/or an Underlying Fund’s objective.
•	New Underlying Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that an Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. In such an event, a Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. Prior to the date of this Prospectus, the performance of the Fund's Class E Shares was shown in the bar chart because the Fund's Class S Shares did not have ten (10) years of performance. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
7

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(0.77)%	2.42%	3.07%
Return Before Taxes, Class A1	2.67%	3.09%	3.40%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	4.43%	2.84%	2.89%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	5.25%	3.62%	3.67%
Return Before Taxes, Class R1	5.65%	4.03%	4.02%
Return Before Taxes, Class R4	5.42%	3.77%	3.75%
Return Before Taxes, Class R5	5.20%	3.51%	3.50%
Return Before Taxes, Class T	5.51%	3.89%	3.92%
Return Before Taxes, Class S	5.51%	3.89%	3.92%
Return After Taxes on Distributions, Class S	3.80%	2.22%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.67%	2.62%	2.57%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Bank of America Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.89%	0.57%	2.12%
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since December 2014 and Mr. Meath has managed the Fund since January 2014.
8

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 44.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 44.
•	Taxes, please see Taxes on page 44.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 44.
Moderate Strategy Fund
Investment Objective

The Fund seeks to provide current income and moderate long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 93 and 96, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R1, R4, R5, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
9

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1, R4 and R5 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and E Shares)	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.20%	0.25%	0.29%	0.66%	1.40%	(0.25)%	1.15%
Class A1 Shares	0.20%	0.25%	0.29%	0.66%	1.40%	(0.25)%	1.15%
Class A2 Shares	0.20%	0.25%	0.29%	0.66%	1.40%	(0.25)%	1.15%
Class A3 Shares	0.20%	0.25%	0.29%	0.66%	1.40%	(0.25)%	1.15%
Class C Shares	0.20%	0.75%	0.54%	0.66%	2.15%	(0.25)%	1.90%
Class C1 Shares	0.20%	1.00%	0.29%	0.66%	2.15%	(0.25)%	1.90%
Class E Shares	0.20%	None	0.54%	0.66%	1.40%	(0.17)%	1.23%
Class R1 Shares	0.20%	None	0.29%	0.66%	1.15%	(0.25)%	0.90%
Class R4 Shares	0.20%	0.25%	0.29%	0.66%	1.40%	(0.25)%	1.15%
Class R5 Shares	0.20%	0.50%	0.29%	0.66%	1.65%	(0.25)%	1.40%
Class S Shares	0.20%	None	0.29%	0.66%	1.15%	(0.17)%	0.98%
Class T Shares	0.20%	None	0.29%	0.66%	1.15%	(0.27)%	0.88%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.08% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class R1, Class R4 and Class R5 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
10

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$686	$970	$1,276	$2,141
Class A1 Shares	$365	$659	$ 975	$1,870
Class A2 Shares	$463	$755	$1,068	$1,953
Class A3 Shares	$414	$707	$1,021	$1,912
Class C Shares	$193	$650	$1,133	$2,466
Class C1 Shares	$293	$650	$1,133	$2,466
Class E Shares	$126	$427	$ 751	$1,669
Class R1 Shares	$ 92	$342	$ 611	$1,379
Class R4 Shares	$118	$420	$ 744	$1,662
Class R5 Shares	$143	$497	$ 875	$1,937
Class S Shares	$100	$350	$ 618	$1,386
Class T Shares	$ 90	$340	$ 609	$1,377
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$193	$650	$1,133	$2,466
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2017 is 29.5% to equity, 53% to fixed income, 10% to multi-asset and 7.5% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM, the Fund's investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be a “moderate” fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds. In addition to investing in the Underlying Funds, RIM may seek to actively manage the Fund’s overall exposures (such as asset class, currency,
11

capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).
RIM may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds. In addition, certain principal risks associated with investing in the Underlying Funds and, indirectly, the Fund are also principal risks associated with investing in the Fund due to RIM’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund.
•	Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund and/or Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund and/or Underlying Funds may underperform. The securities, baskets of securities or instruments selected for the Fund’s and/or an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Fund and/or Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess the Fund’s and/or an Underlying Fund’s portfolio
12

characteristics and it is possible that its judgments regarding the Fund’s and/or an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund and/or Underlying Fund exposures, including risk, may be ineffective and/or cause the Fund and/or Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause the Fund’s and/or an Underlying Fund's returns to be lower than if the Fund and/or an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s and/or an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s and/or an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund and/or an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
13

•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund and/or an Underlying Fund.
•	Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s and/or an Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to
14

perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
15

•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s and/or an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s and/or an Underlying Fund’s portfolio instruments or achieving the Fund’s and/or an Underlying Fund’s objective.
•	New Underlying Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that an Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. In such an event, a Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. Prior to the date of this Prospectus, the performance of the Fund's Class E Shares was shown in the bar chart because the Fund's Class S Shares did not have ten (10) years of performance. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
16

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	1.43%	4.03%	3.25%
Return Before Taxes, Class A1	4.78%	4.71%	3.58%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	6.78%	4.50%	3.09%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	7.49%	5.23%	3.84%
Return Before Taxes, Class R1	7.84%	5.65%	4.20%
Return Before Taxes, Class R4	7.49%	5.36%	3.93%
Return Before Taxes, Class R5	7.27%	5.10%	3.66%
Return Before Taxes, Class T	7.66%	5.49%	4.10%
Return Before Taxes, Class S	7.66%	5.49%	4.10%
Return After Taxes on Distributions, Class S	5.10%	3.73%	2.48%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.54%	3.92%	2.75%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since December 2014 and Mr. Meath has managed the Fund since January 2014.
17

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 44.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 44.
•	Taxes, please see Taxes on page 44.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 44.
Balanced Strategy Fund
Investment Objective

The Fund seeks to provide above average long term capital appreciation and a moderate level of current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 93 and 96, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R1, R4, R5, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
18

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1, R4 and R5 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and E Shares)	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.20%	0.25%	0.27%	0.75%	1.47%	(0.25)%	1.22%
Class A1 Shares	0.20%	0.25%	0.27%	0.75%	1.47%	(0.25)%	1.22%
Class A2 Shares	0.20%	0.25%	0.27%	0.75%	1.47%	(0.25)%	1.22%
Class A3 Shares	0.20%	0.25%	0.27%	0.75%	1.47%	(0.25)%	1.22%
Class C Shares	0.20%	0.75%	0.52%	0.75%	2.22%	(0.25)%	1.97%
Class C1 Shares	0.20%	1.00%	0.27%	0.75%	2.22%	(0.25)%	1.97%
Class E Shares	0.20%	None	0.52%	0.75%	1.47%	(0.15)%	1.32%
Class R1 Shares	0.20%	None	0.27%	0.75%	1.22%	(0.21)%	1.01%
Class R4 Shares	0.20%	0.25%	0.27%	0.75%	1.47%	(0.21)%	1.26%
Class R5 Shares	0.20%	0.50%	0.27%	0.75%	1.72%	(0.21)%	1.51%
Class S Shares	0.20%	None	0.27%	0.75%	1.22%	(0.15)%	1.07%
Class T Shares	0.20%	None	0.27%	0.75%	1.22%	(0.25)%	0.97%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class T Shares, and 0.06% of its transfer agency fees for Class R1, Class R4 and Class R5 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
19

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$692	$991	$1,310	$2,213
Class A1 Shares	$371	$680	$1,011	$1,945
Class A2 Shares	$470	$776	$1,103	$2,027
Class A3 Shares	$421	$728	$1,057	$1,986
Class C Shares	$200	$671	$1,168	$2,537
Class C1 Shares	$300	$671	$1,168	$2,537
Class E Shares	$135	$451	$ 790	$1,747
Class R1 Shares	$103	$367	$ 651	$1,461
Class R4 Shares	$129	$445	$ 784	$1,742
Class R5 Shares	$154	$522	$ 915	$2,015
Class S Shares	$109	$373	$ 657	$1,466
Class T Shares	$ 99	$363	$ 647	$1,458
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$200	$671	$1,168	$2,537
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2017 is 51% to equity, 38% to fixed income, 4% to multi-asset and 7% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM, the Fund's investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be a “balanced” fund due to its investment objective and asset allocation to equity and fixed income Underlying Funds. In addition to investing in the Underlying Funds, RIM may seek to actively manage the Fund’s overall exposures (such as asset class, currency,
20

capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).
RIM may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds. In addition, certain principal risks associated with investing in the Underlying Funds and, indirectly, the Fund are also principal risks associated with investing in the Fund due to RIM’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund.
•	Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund and/or Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund and/or Underlying Funds may underperform. The securities, baskets of securities or instruments selected for the Fund’s and/or an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Fund and/or Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess the Fund’s and/or an Underlying Fund’s portfolio
21

characteristics and it is possible that its judgments regarding the Fund’s and/or an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund and/or Underlying Fund exposures, including risk, may be ineffective and/or cause the Fund and/or Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause the Fund’s and/or an Underlying Fund's returns to be lower than if the Fund and/or an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s and/or an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s and/or an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund and/or an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
22

•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund and/or an Underlying Fund.
•	Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s and/or an Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to
23

perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
24

•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s and/or an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s and/or an Underlying Fund’s portfolio instruments or achieving the Fund’s and/or an Underlying Fund’s objective.
•	New Underlying Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that an Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. In such an event, a Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. Prior to the date of this Prospectus, the performance of the Fund's Class E Shares was shown in the bar chart because the Fund's Class S Shares did not have ten (10) years of performance. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
25

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	2.67%	5.65%	3.21%
Return Before Taxes, Class A1	6.01%	6.30%	3.52%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	8.14%	6.09%	3.04%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	8.76%	6.83%	3.79%
Return Before Taxes, Class R1	9.15%	7.22%	4.12%
Return Before Taxes, Class R4	8.82%	6.95%	3.87%
Return Before Taxes, Class R5	8.65%	6.71%	3.62%
Return Before Taxes, Class T	9.09%	7.11%	4.05%
Return Before Taxes, Class S	9.09%	7.11%	4.05%
Return After Taxes on Distributions, Class S	6.91%	5.70%	2.70%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	6.56%	5.34%	2.85%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	2.42%	6.36%	1.14%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since December 2014 and Mr. Meath has managed the Fund since January 2014.
26

Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 44.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 44.
•	Taxes, please see Taxes on page 44.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 44.
Growth Strategy Fund
Investment Objective

The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 93 and 96, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R1, R4, R5, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
27

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1, R4 and R5 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and E Shares)	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.20%	0.25%	0.27%	0.76%	1.48%	(0.15)%	1.33%
Class A1 Shares	0.20%	0.25%	0.27%	0.76%	1.48%	(0.15)%	1.33%
Class A2 Shares	0.20%	0.25%	0.27%	0.76%	1.48%	(0.15)%	1.33%
Class A3 Shares	0.20%	0.25%	0.27%	0.76%	1.48%	(0.15)%	1.33%
Class C Shares	0.20%	0.75%	0.52%	0.76%	2.23%	(0.15)%	2.08%
Class C1 Shares	0.20%	1.00%	0.27%	0.76%	2.23%	(0.15)%	2.08%
Class E Shares	0.20%	None	0.52%	0.76%	1.48%	(0.15)%	1.33%
Class R1 Shares	0.20%	None	0.27%	0.76%	1.23%	(0.20)%	1.03%
Class R4 Shares	0.20%	0.25%	0.27%	0.76%	1.48%	(0.20)%	1.28%
Class R5 Shares	0.20%	0.50%	0.27%	0.76%	1.73%	(0.20)%	1.53%
Class S Shares	0.20%	None	0.27%	0.76%	1.23%	(0.15)%	1.08%
Class T Shares	0.20%	None	0.27%	0.76%	1.23%	(0.25)%	0.98%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.05% of its transfer agency fees for Class R1, Class R4 and Class R5 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
28

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$1,003	$1,324	$2,232
Class A1 Shares	$382	$ 693	$1,025	$1,964
Class A2 Shares	$481	$ 788	$1,117	$2,046
Class A3 Shares	$432	$ 740	$1,071	$2,005
Class C Shares	$211	$ 683	$1,182	$2,555
Class C1 Shares	$311	$ 683	$1,182	$2,555
Class E Shares	$136	$ 454	$ 795	$1,758
Class R1 Shares	$105	$ 371	$ 658	$1,473
Class R4 Shares	$131	$ 449	$ 790	$1,754
Class R5 Shares	$156	$ 526	$ 921	$2,027
Class S Shares	$110	$ 376	$ 662	$1,478
Class T Shares	$100	$ 366	$ 653	$1,469
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$211	$683	$1,182	$2,555
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2017 is 70% to equity, 22% to fixed income and 8% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM, the Fund's investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be a “growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds. In addition to investing in the Underlying Funds, RIM may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector,
29

region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).
RIM may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds. In addition, certain principal risks associated with investing in the Underlying Funds and, indirectly, the Fund are also principal risks associated with investing in the Fund due to RIM’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund.
•	Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund and/or Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund and/or Underlying Funds may underperform. The securities, baskets of securities or instruments selected for the Fund’s and/or an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Fund and/or Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess the Fund’s and/or an Underlying Fund’s portfolio
30

characteristics and it is possible that its judgments regarding the Fund’s and/or an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund and/or Underlying Fund exposures, including risk, may be ineffective and/or cause the Fund and/or Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause the Fund’s and/or an Underlying Fund's returns to be lower than if the Fund and/or an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s and/or an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s and/or an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund and/or an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
31

•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund and/or an Underlying Fund.
•	Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s and/or an Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
32

•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
33

•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s and/or an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s and/or an Underlying Fund’s portfolio instruments or achieving the Fund’s and/or an Underlying Fund’s objective.
•	New Underlying Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that an Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. In such an event, a Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. Prior to the date of this Prospectus, the performance of the Fund's Class E Shares was shown in the bar chart because the Fund's Class S Shares did not have ten (10) years of performance. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

34

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	3.22%	6.30%	2.57%
Return Before Taxes, Class A1	7.07%	7.28%	3.17%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	8.76%	6.77%	2.41%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	9.58%	7.55%	3.18%
Return Before Taxes, Class R1	9.84%	7.94%	3.51%
Return Before Taxes, Class R4	9.54%	7.67%	3.25%
Return Before Taxes, Class R5	9.36%	7.41%	3.00%
Return Before Taxes, Class T	9.79%	7.83%	3.43%
Return Before Taxes, Class S	9.79%	7.83%	3.43%
Return After Taxes on Distributions, Class S	8.43%	7.11%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	6.56%	6.07%	2.51%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	2.42%	6.36%	1.14%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since December 2014 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 44.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 44.
•	Taxes, please see Taxes on page 44.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 44.
Equity Growth Strategy Fund
Investment Objective

The Fund seeks to provide high long term capital appreciation.
35

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 93 and 96, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R1, R4, R5, S, T	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1, R4 and R5 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and E Shares)	Acquired (Underlying) Fund Fees and Expenses	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.20%	0.25%	0.29%	0.82%	1.56%	(0.17)%	1.39%
Class A1 Shares	0.20%	0.25%	0.29%	0.82%	1.56%	(0.17)%	1.39%
Class A2 Shares	0.20%	0.25%	0.29%	0.82%	1.56%	(0.17)%	1.39%
Class A3 Shares	0.20%	0.25%	0.29%	0.82%	1.56%	(0.17)%	1.39%
Class C Shares	0.20%	0.75%	0.54%	0.82%	2.31%	(0.17)%	2.14%
Class C1 Shares	0.20%	1.00%	0.29%	0.82%	2.31%	(0.17)%	2.14%
Class E Shares	0.20%	None	0.54%	0.82%	1.56%	(0.17)%	1.39%
Class R1 Shares	0.20%	None	0.29%	0.82%	1.31%	(0.25)%	1.06%
Class R4 Shares	0.20%	0.25%	0.29%	0.82%	1.56%	(0.25)%	1.31%
Class R5 Shares	0.20%	0.50%	0.29%	0.82%	1.81%	(0.25)%	1.56%
Class S Shares	0.20%	None	0.29%	0.82%	1.31%	(0.17)%	1.14%
Class T Shares	0.20%	None	0.29%	0.82%	1.31%	(0.27)%	1.04%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class T Shares and 0.08% of its transfer agency fees for Class R1, Class R4 and Class R5 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
36

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$1,025	$1,362	$2,314
Class A1 Shares	$388	$ 715	$1,065	$2,049
Class A2 Shares	$487	$ 810	$1,156	$2,131
Class A3 Shares	$438	$ 763	$1,110	$2,090
Class C Shares	$217	$ 706	$1,221	$2,636
Class C1 Shares	$317	$ 706	$1,221	$2,636
Class E Shares	$142	$ 477	$ 836	$1,846
Class R1 Shares	$108	$ 392	$ 696	$1,561
Class R4 Shares	$134	$ 469	$ 828	$1,839
Class R5 Shares	$159	$ 546	$ 958	$2,109
Class S Shares	$117	$ 399	$ 704	$1,568
Class T Shares	$106	$ 390	$ 694	$1,559
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$217	$706	$1,221	$2,636
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing principally in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic allocation as of March 1, 2017 is 85% to equity, 7% to fixed income and 8% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM, the Fund's investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be an “equity growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds. In addition to investing in the Underlying Funds, RIM may seek to actively manage the Fund’s overall exposures (such as asset class, currency, capitalization size,
37

industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Fund. The Fund may hold cash in connection with these investments. The Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”).
RIM may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds. In addition, certain principal risks associated with investing in the Underlying Funds and, indirectly, the Fund are also principal risks associated with investing in the Fund due to RIM’s active management of the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund.
•	Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund and/or Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund and/or Underlying Funds may underperform. The securities, baskets of securities or instruments selected for the Fund’s and/or an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Fund and/or Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund,
38

exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess the Fund’s and/or an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding the Fund’s and/or an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund and/or Underlying Fund exposures, including risk, may be ineffective and/or cause the Fund and/or Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause the Fund’s and/or an Underlying Fund's returns to be lower than if the Fund and/or an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s and/or an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s and/or an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund and/or an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
39

•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund and/or an Underlying Fund.
•	Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s and/or an Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.
40

•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s and/or an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s and/or an Underlying Fund’s portfolio instruments or achieving the Fund’s and/or an Underlying Fund’s objective.
•	New Underlying Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that an Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. In such an event, a Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.
41

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. Prior to the date of this Prospectus, the performance of the Fund's Class E Shares was shown in the bar chart because the Fund's Class S Shares did not have ten (10) years of performance. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

42

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	4.46%	7.24%	1.99%
Return Before Taxes, Class A1	8.08%	7.95%	2.34%
Return Before Taxes, Class A2	N/A	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A	N/A
Return Before Taxes, Class C	10.04%	7.70%	1.83%
Return Before Taxes, Class C1	N/A	N/A	N/A
Return Before Taxes, Class E	10.82%	8.51%	2.60%
Return Before Taxes, Class R1	11.18%	8.91%	2.93%
Return Before Taxes, Class R4	10.90%	8.64%	2.68%
Return Before Taxes, Class R5	10.65%	8.37%	2.43%
Return Before Taxes, Class T	11.11%	8.77%	2.85%
Return Before Taxes, Class S	11.11%	8.77%	2.85%
Return After Taxes on Distributions, Class S	10.59%	8.28%	2.20%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	6.79%	6.91%	2.17%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	2.42%	6.36%	1.14%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since December 2014 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 44.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 44.
•	Taxes, please see Taxes on page 44.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 44.
43

Additional Information
How to Purchase Shares
Unless you are eligible to participate in a Russell Investments employee investment program, Shares are only available through a select network of banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations (collectively, “Financial Intermediaries”). Certain Classes of Shares may only be purchased by specified categories of investors and are only offered by certain Financial Intermediaries. There is currently no required minimum initial investment. Each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares.
For more information about how to purchase Shares, please see Additional Information about How to Purchase Shares in the Funds' Prospectus.
How to Redeem Shares
Shares may be redeemed through your Financial Intermediary on any business day of the Funds (defined as a day on which the New York Stock Exchange (“NYSE”) is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption requests must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on a business day of the Funds, in order to be processed at the net asset value calculated on that day. Because Financial Intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is. Please contact your Financial Intermediary for instructions on how to place redemption requests.
For more information about how to redeem Shares, please see Additional Information about How to Redeem Shares in the Funds' Prospectus.
Taxes
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, distributions from a Fund are generally taxable to you as either ordinary income or capital gains.
For more information about these and other tax matters relating to each Fund and its shareholders, please see Additional Information about Taxes in the Funds' Prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of a Fund through a broker-dealer or other Financial Intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.
For more information about payments to broker-dealers and other Financial Intermediaries please see Distribution and Shareholder Services Arrangements and Payments to Financial Intermediaries in the Funds' Prospectus.
44

MANAGEMENT OF THE Funds and Underlying Funds
The Funds' and Underlying Funds' investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2016, managed over $36.4 billion in 51 mutual fund portfolios. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly hold a majority ownership interest and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly hold a significant minority ownership interest in RIM and its affiliates (“Russell Investments”). TA Associates is one of the oldest and most experienced global growth private equity firms. Reverence Capital is a private investment firm, focused on investing in leading financial services companies.
The RIC funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations (collectively, “Financial Intermediaries”) that have been selected by RIM or Russell Investments Financial Services, LLC (the “Distributor”). Most RIC Funds are designed to be used within multi-asset portfolios. Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide exposure to RIM's multi-asset investment method utilizing RIM's money manager research services. Multi-asset investing is the process of gaining exposure to a globally diverse mix of asset classes and styles and to combine traditional securities, such as equities and bonds, with non-traditional approaches, such as alternative investments. RIM's multi-asset approach combines diversification, research and selection of unaffiliated money managers and dynamic portfolio management.  RIM uses its core capabilities (capital markets insights, manager research, asset allocation, portfolio implementation and factor exposures) to manage the Underlying Funds by combining various money managers and/or strategies into a single Underlying Fund.
The assets of the Underlying Funds other than the Select U.S. Equity and Select International Equity Funds are invested using a “multi-style, multi-manager diversification” technique. Unlike most investment companies that have a single organization that acts as investment adviser, these Underlying Funds divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM. RIM’s money manager research services include evaluating and recommending professional investment advisory and management organizations (“money managers”) to make specific portfolio investments or recommendations for each asset class, according to designated investment objectives, styles and strategies.
Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund and managing each Fund’s and Underlying Funds' overall exposures.  The assets of the Funds are invested principally in shares of the Underlying Funds. All assets of the Select U.S. Equity and Select International Equity Funds are managed directly by RIM. For all other Underlying Funds, subject to the approval of the Underlying Funds' Board of Trustees, RIM selects, oversees and evaluates the performance results of the Underlying Funds' money managers and allocates most Underlying Fund assets among multiple money manager investment strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly and selects the individual portfolio instruments for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment. RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect a Fund’s investment strategies and/or to actively manage an Underlying Fund’s overall exposures to seek to achieve the desired risk/return profile for the Underlying Fund. RIM also manages the portion of Underlying Fund assets for which an Underlying Fund’s non-discretionary money managers provide model portfolios to RIM and each Underlying Fund’s cash balances. RIM may also manage portions of an Underlying Fund during transitions between money managers.
The Funds' and Underlying Funds' administrator is Russell Investments Fund Services, LLC (“RIFUS”), a wholly-owned subsidiary of RIM. RIFUS is also the transfer agent for the Funds and Underlying Funds. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. The
45

Funds' and Underlying Funds' custodian, State Street Bank and Trust Company, maintains custody of the Funds' and Underlying Funds' assets and establishes and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds and Underlying Funds invest. RIFUS, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. As described above, each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.
RIM's employees who have primary responsibility for the management of the Funds (the “RIM Manager”) are:
•	Rob Balkema, Senior Portfolio Manager since May 2016. From 2012 to May 2016, Mr. Balkema was a Portfolio Manager. From 2010 to 2012, Mr. Balkema was a Senior Research Analyst on the investment process and risk team. Mr. Balkema shares primary responsibility for the management of the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds with Mr. Meath.
•	Brian Meath, Chief Investment Officer of Multi-Asset Solutions since May 2016. From November 2013 to April 2016, Mr. Meath was a Senior Portfolio Manager. From 2010 to 2013, Mr. Meath was a Portfolio Manager. Mr. Meath shares primary responsibility for the management of the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds with Mr. Balkema.
Please see the Funds' Statement of Additional Information (“SAI”) for additional information about the RIM Managers' compensation, other accounts managed by the RIM Managers and the RIM Managers' ownership of securities in the Funds.
In the last fiscal year, the Funds did not pay RIM any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory fees paid to RIM by the Underlying Funds in which the Funds invest.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIM as a percentage of average daily net assets of each Underlying Fund was: Select U.S. Equity Fund, 0.25%; U.S. Defensive Equity Fund, 0.55%; U.S. Dynamic Equity Fund, 0.80%; U.S. Small Cap Equity Fund, 0.70%; Select International Equity Fund, 0.30% Global Equity Fund, 0.95%; Emerging Markets Fund, 1.13%; Global Opportunistic Credit Fund, 0.676%; Strategic Bond Fund, 0.466%; Investment Grade Bond Fund, 0.25%; Short Duration Bond Fund, 0.368%; Commodity Strategies Fund, 0.83%; Global Infrastructure Fund, 0.91%; Global Real Estate Securities Fund, 0.80%; and Multi-Strategy Income Fund, 0.41%.  The annual advisory fee as a percentage of average daily net assets for the Unconstrained Total Return Fund is 1.00% of the first $2 billion, 0.96% of the next $3 billion, 0.93% of the next $5 billion and 0.91% in excess of $10 billion as a percentage of average daily net assets.
Each Fund and Underlying Fund invests its cash in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund.
Each Underlying Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM.  RIM charges a management fee of 0.07% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.0025% to RIFUS.  RIM retains the balance of the management fee.
A discussion regarding the basis for approval by the Board of the investment advisory contract between RIM and the Funds is available in the Funds' semiannual report to shareholders covering the period ended April 30, 2016.
The Trustees are responsible generally for overseeing the management and operations of RIC. The Trustees and RIC’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIC or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIC’s registration statement, nor any other communications or disclosure documents from or on behalf of RIC creates a contract between a shareholder of a Fund and: (i) RIC; (ii) a Fund; (iii) a service provider to RIC or a Fund; and/or (iv) the Trustees or officers of RIC.
46

The Trustees, on behalf of RIC, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIC and the Funds. Shareholders are not third-party beneficiaries of such agreements.
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten RIC Funds: the Commodity Strategies Fund, Emerging Markets Fund, Global Equity Fund, Global Infrastructure Fund, Global Opportunistic Credit Fund, International Developed Markets Fund, Russell Multi-Strategy Alternative Fund (liquidated in 2016), Strategic Bond Fund, U.S. Small Cap Equity Fund and Global Real Estate Securities Fund.  The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the 1940 Act, for the Funds’ alleged payment of excessive investment management fees to RIM.  On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten RIC Funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the Funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the Funds recovery of the amount of the allegedly excessive compensation or payments received from these ten RIC Funds and earnings that would have accrued to the plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. On November 15, 2016, the Court granted RIM’s and RIFUS’s motion for summary judgment with respect to the Russell Multi-Strategy Alternative Fund and granted the motion in part with respect to the other nine RIC Funds. A trial with respect to plaintiff’s claims on behalf of the remaining nine RIC Funds is currently scheduled to commence in March 2017. RIM and RIFUS are vigorously defending the actions.
THE MONEY MANAGERS for the Underlying Funds
RIM allocates most of each Underlying Fund's assets (except the Select U.S. Equity and Select International Equity Funds) among multiple money manager investment strategies. Money managers are unaffiliated with RIM and are listed under “Money Manager Information” at the end of this Prospectus. RIM, as the Underlying Funds' adviser, may change the allocation of an Underlying Fund's assets at any time.
A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment. Assets not allocated to discretionary money managers are managed by RIM.
Each discretionary money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund's assets. Each non-discretionary money manager provides RIM with a model portfolio, based upon which RIM purchases and sells securities for an Underlying Fund. Each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIM. RIM develops such parameters for each money manager based on an Underlying Fund's investment program, RIM’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIM attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although, under the Underlying Funds' multi-manager structure, RIM is responsible for oversight of the services provided by the Underlying Funds' money managers and for providing reports to the Board regarding the money managers’ activities, the Board, the officers, RIM and Russell Investments do not evaluate the investment merits of a money manager’s individual security selections.
The Underlying Funds received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits RIM to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board, without a shareholder vote. An Underlying Fund is required to notify its shareholders within 90 days after a money manager begins providing services. Each Underlying Fund selects money managers based upon the research and recommendations of RIM. RIM evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.
47

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS
Each of the following Funds has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of a Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval in circumstances where shareholder approval is not otherwise required by the 1940 Act.
Each of the Funds is a “fund of funds” which seeks to achieve its objective by investing in a set combination of several other RIC funds.
Investment Objective
Conservative Strategy Fund	seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.
Moderate Strategy Fund	seeks to provide current income and moderate long term capital appreciation.
Balanced Strategy Fund	seeks to provide above average long term capital appreciation and a moderate level of current income.
Growth Strategy Fund	seeks to provide high long term capital appreciation, and as a secondary objective, current income.
Equity Growth Strategy Fund	seeks to provide high long term capital appreciation.
Principal Investment Strategies
Each of the Funds is a “fund of funds,” and diversifies its assets by investing principally in Shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2017. The equity Underlying Funds in which the Funds may invest include the Select U.S. Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Select International Equity, Global Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Funds invest.
The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed/other income, multi-asset and alternative asset classes effective March 1, 2017.
Asset Allocation*	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	8%	29.5%	51%	70%	85%
Fixed Income	63%	53%	38%	22%	7%
Multi-Asset	23%	10%	4%	0%	0%
Alternative#	6%	7.5%	7%	8%	8%
*	As described below, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
In addition to investing in the Underlying Funds, RIM may seek to actively manage a Fund’s overall exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates) by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Fund. RIM monitors a Fund’s risk/return profile by assessing Fund
48

characteristics, including risk, using a variety of measurements, such as volatility, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. A Fund may hold cash in connection with these investment strategies. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as “equitization”). This is intended to cause the Fund to perform as though its cash was actually invested in the global equity market. RIM may choose to use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also choose not to equitize all or a portion of a Fund’s cash or also use the cash equitization process to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
RIM, the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. A Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
In the future, the Funds may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds. Information regarding a Fund’s actual and target strategic allocations to the Underlying Funds is available to shareholders at https://russellinvestments.com and on a periodic basis through the Fund’s quarterly, semiannual and annual reports, filed with the SEC.
The Equity Growth Strategy Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy. The Equity Growth Strategy Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Equity Growth Strategy Fund invests its assets.
On rare occasions, a Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, a Fund may not achieve its investment objective during such times. A Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
49

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
of the Underlying Funds
The objective and principal strategies of each Underlying Fund are described in this section. The Funds currently intend to allocate assets to all or some of the Underlying Funds described below. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354.
Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.
RIM or the money managers may or may not use all of the securities and investment strategies listed below. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Underlying Funds. The Underlying Funds may invest in other types of securities and use other investment strategies that are not described in this Prospectus. Such securities and investment strategies may subject the Underlying Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and non-principal investment strategies that may be used by the Underlying Funds.
Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
50

Select U.S. Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies but may also invest in small capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund's investment objective by managing the Fund's overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry or sector). RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund's desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell 1000® Index but may include or be entirely comprised of stocks not included in the Russell 1000® Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures.  RIM may also invest in index futures, index put or call options or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes.
The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
U.S. Defensive Equity Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund's investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio
51

instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund.  RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
U.S. Dynamic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 120/20 strategy) pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
52

U.S. Small Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value and market-oriented) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Select International Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks issued by companies economically tied to or located in developed market countries, other than the U.S. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed ex-U.S. Large Cap Index or within the capitalization range of the Russell Developed ex-U.S. Large Cap Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry, sector or region). RIM utilizes a variety of quantitative inputs and qualitative investment information and
53

analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell Developed ex-U.S. Large Cap Index but may include or be entirely comprised of stocks not included in the Russell Developed ex-U.S. Large Cap Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures. RIM may also invest in index futures, index put or call options, currency forwards or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Global Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed Large Cap Index or within the capitalization range of the Russell Developed Large Cap Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund
54

may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Emerging Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid securities.”
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value and market-oriented) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund.  RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money mangers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may invest in other investment companies and pooled investment vehicles. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
55

Commodity Strategies Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Principal Investment Strategies
The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked instruments, other commodity-linked instruments, derivative instruments (including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. It is designed to generally achieve positive performance relative to that of the Bloomberg Commodity Index Total Return (“Bloomberg Index”), although there can be no guarantee that this positive performance will be achieved. The Bloomberg Index is a broadly diversified futures index composed of futures contracts on 22 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The Fund’s or the Subsidiary’s use of derivatives may cause the Fund’s or Subsidiary’s investment returns to be impacted by the performance of instruments the Fund or the Subsidiary does not own and result in the Fund’s or the Subsidiary’s total investment exposure exceeding the value of its portfolio. The Fund may use derivatives to take both long and short positions.
The Fund may invest in corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), U.S. Government securities, variable and floating rate securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of “investment grade” quality at the time of purchase, but the Fund may also invest its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.
The Fund may purchase and sell non-commodity futures contracts, including interest rate, Treasury, Eurodollar, and currency futures, and may enter into spot and forward currency contracts.
The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund’s cash balances. In order to seek to achieve the Fund’s investment objective, RIM may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund’s Prospectus for further information.
56

Global Infrastructure Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may invest in large, medium or small capitalization companies.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the
57

Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps.
The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Global Opportunistic Credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include total return swaps, index credit default swaps and to be announced (“TBA”) securities. The Fund also purchases loans and other direct indebtedness, including bank loans (also
58

called “leveraged loans”). The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in convertible securities, including contingent convertible securities. A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in variable and floating rate securities. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Unconstrained Total Return Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund seeks to achieve its objective by opportunistically investing in a broad range of fixed income securities across sectors, the globe and the credit quality and maturity spectrums, with an emphasis on higher-yielding securities. The Fund’s fixed income investments may include U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt), emerging markets debt securities (including Brady Bonds), convertible securities, high yield fixed income securities, investment grade fixed income securities and mortgage-backed and asset-backed securities. The Fund may also invest in other asset classes in order to seek to achieve its objective, including equity securities.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries also include frontier market countries, which are less developed than traditional emerging market countries. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund also purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may enter into repurchase agreements and reverse repurchase agreements. The Fund may invest in money market securities and commercial paper, including asset-backed commercial paper. The Fund may invest in bank obligations. A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in variable and floating rate securities. The Fund may invest in puts, stand-by commitments and demand notes, including variable rate demand notes. The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds. Depending upon market conditions, RIM may determine to allocate a significant portion of the Fund's assets to cash in order to seek to achieve the Fund's objective. The Fund may expose all or a portion of its cash to changes in interest rates or market/sector returns by purchasing derivatives. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, as amended, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
59

Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income, and as a secondary objective, capital appreciation.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investment grade bonds.
60

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of “investment grade” quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
61

The Fund invests principally in short duration bonds and defines short duration as a duration ranging from 0.5 to 3.0 years.  The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Multi-Strategy Income Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
The Fund seeks to achieve its investment objective by principally investing in a range of diversified income-producing investments. The Fund will typically pursue strategies and invest in instruments which have historically produced a significant portion of their total return from income. Russell Investment Management, LLC (“RIM”) employs a multi-asset, multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. Pursuant to the various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., non-U.S. and emerging markets countries. The Fund will generally invest 25% to 75% of its assets in equity or equity-related securities or instruments and 25% to 75% of its assets in fixed income or fixed income related securities or instruments. The Fund’s equity investments may include equity securities of real assets-related companies, including real estate-, infrastructure- and commodity-related companies. A real asset is a tangible or physical asset that typically has intrinsic value. Examples of real assets include land, property, equipment, raw materials or infrastructure. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund’s investment exposures and current or anticipated market conditions. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models
62

designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances.
When determining how to allocate the Fund’s assets among itself and the money managers or among money manager strategies, RIM considers a variety of factors. These factors include asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, country weightings, earnings and price volatility statistics, yield, liquidity, credit quality, and duration. The Fund also considers the manner in which money managers’ historical and expected investment returns, as well as the historical and expected returns of asset classes, correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.
The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S. and non-U.S. countries, including emerging markets countries. These securities may include common stock, preferred stocks, rights, warrants, convertible securities, securities issued in connection with initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”) that own and/or manage properties. The Fund may invest in infrastructure companies and master limited partnerships (“MLPs”).
The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (3) emerging markets debt securities, (4) mortgage-backed securities and (5) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund may invest in demand notes. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in currency futures and options on futures, forward currency contracts and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes.
The Fund invests in derivative instruments including futures, options, swaps, swaptions and credit default swaps, and may use derivatives to take both long and short positions. The Fund may invest in derivatives (1) as a substitute for holding securities directly, (2) to facilitate the implementation of its investment strategy, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets, (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio, or (6) to manage the Fund’s asset class exposures.
The Fund may invest in other investment companies and pooled investment vehicles.
A portion of the Fund’s net assets may be illiquid securities.
Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund’s Prospectus for further information.
63

RISKS
An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. Please refer to the discussion below and the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the Underlying Funds.
The principal risks of investing in the Funds are those associated with:
Investing in Affiliated Underlying Funds
Since the assets of each Fund are invested principally in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies. Because RIM’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each fund of funds among the Underlying Funds, RIM may be deemed to have a conflict of interest. RIM, however, is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.
Asset Allocation
Neither the Funds nor RIM can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. A Fund’s ability to achieve its investment goal depends upon RIM’s skill in determining a Fund’s asset class allocation and in selecting the best mix of Underlying Funds. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in a Fund having exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform other management styles. The Fund’s risk profile with respect to particular asset classes, countries and regions, and industries is not expected to change based on RIM’s asset allocation decisions.
The Funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among the Underlying Funds. The following are the risks associated with investing in the Underlying Funds which are also risks of investing in the Funds as a result of their investment in the Underlying Funds:
Multi-Manager Approach
While the investment strategies employed by an Underlying Fund's money managers are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by an Underlying Fund's multiple money managers may result in an Underlying Fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to an Underlying Fund's performance depending upon the performance of those securities and the overall economic environment. The money managers selected for an Underlying Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase an Underlying Fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of an Underlying Fund's investment strategy depends on, among other things, both RIM’s skill in selecting money managers and allocating assets to those money managers and on a money manager’s skill in executing the relevant investment strategy and selecting investments for the Underlying Fund.
Active Management Risk
Actively managed investment portfolios are subject to active management risk. Despite strategies designed to achieve a Fund's and/or an Underlying Fund's investment objective, the values of investments will change with market conditions, and so will the value of any investment in a Fund and/or an Underlying Fund and you could lose money. Investments in a Fund and/or an Underlying Fund could be lost or a Fund and/or an Underlying Fund could underperform other investments. For the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predicative or qualitative assessments are incorrect, the Underlying Fund may underperform.
64

•	Security and Security Basket Selection
The securities, baskets of securities or instruments chosen by RIM or a money manager to be in a Fund's and/or an Underlying Fund's portfolio may not perform as RIM or the Underlying Fund’s money managers expect. In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection risk may cause a Fund and/or an Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Exposure Tilts
RIM will implement shifts in the Select U.S. Equity and Select International Equity Funds' exposures by over or underweighting any of the portfolio’s investment characteristics relative to its index over the short, intermediate or long term. Such tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect.
•	Management of Underlying Fund Exposures
There is no guarantee that RIM will effectively assess a Fund's and/or an Underlying Fund's overall exposures and it is possible that its judgments regarding a Fund's and/or an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund and/or Underlying Fund exposures, including risk, may be ineffective and/or cause the Fund and/or Underlying Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term. To seek to actively manage certain Underlying Funds’ overall exposures, RIM may use index-based strategies, including index replication and optimized index sampling. For more information about these strategies, see the Index-Based Investing risk in this Prospectus. RIM may also use quantitative models in the management of a Fund's and/or an Underlying Fund's exposures. For more information about quantitative models, see the Quantitative Investing risk in this Prospectus. In order to respond to changes in market risks and opportunities, RIM may implement shifts in an Underlying Fund's investment style exposures by changing the Underlying Fund’s money manager allocations. Such shifts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect.
Non-Discretionary Implementation Risk
With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio. In addition, RIM may deviate, subject to certain limitations, from the model portfolios provided by non-discretionary money managers for various purposes and this may cause an Underlying Fund's return to be lower than if RIM had implemented the model portfolio as provided by the money manager.
Index-Based Investing
The Funds and/or Underlying Funds may use index-based strategies, including index replication and optimized index sampling, for certain purposes, including actively managing an Underlying Fund's overall exposures. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index, but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Fund and/or Underlying Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and a Fund and/or an Underlying Fund may not hold all the securities and may hold securities not included in the reference index. A Fund and/or an Underlying Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause a Fund's and/or an Underlying Fund's return to be lower than if the Fund and/or Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of a Fund's
65

and/or an Underlying Fund's portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of a Fund's and/or an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Quantitative Investing
Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts. This could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to a Fund's and/or an Underlying Fund's overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest as a result of the factors used in the analysis, the weight placed on each factor, and changes in underlying market conditions. As market dynamics shift over time, a previously successful input or model may become outdated and result in losses. Inputs or models may be flawed or not work as anticipated and cause a Fund and/or an Underlying Fund to underperform other funds with similar objectives and strategies. Certain inputs and models may utilize third-party data and models that RIM believes to be reliable. However, RIM does not guarantee the accuracy of third-party data or models.
Equity Securities Risk
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the performance of individual companies (company risk). Therefore, the value of an investment in the Underlying Funds may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.
•	Common Stocks
The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt instruments will take precedence over the claims of owners of common stocks.
•	Value Stocks
Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
•	Growth Stocks
Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise offset the impact of a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.
•	Defensive Stocks
Investments in defensive stocks are subject to the risks of common stocks. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks. Defensive stocks may also underperform the broad market in declining markets and over various market periods. The relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Defensive stocks may not consistently exhibit the defensive characteristics for which they were selected and may not have lower than average stock price volatility or provide less volatile returns than the broad equity market.
66

•	Dynamic Stocks
Investments in dynamic stocks are subject to the risks of common stocks. In declining markets, dynamic stocks are likely to underperform growth, value and defensive stocks. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value. Generally, securities with higher price volatility are considered riskier investments than securities with lower price volatility. Dynamic companies may be subject to a heightened risk of bankruptcy. There is no guarantee that a company’s potential for stock price appreciation will be effectively assessed and it is possible that such judgments may prove incorrect. Dynamic investing tends to result in an overweight to medium capitalization stocks.
•	Market-Oriented Investments
Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.
•	Securities of Medium Capitalization Companies
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of an Underlying Fund's portfolio.
•	Securities of Small Capitalization Companies
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
•	Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
•	Preferred Stocks
Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
•	Rights, Warrants and Convertible Securities
Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but rights typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be
67

automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, an Underlying Fund could experience a reduced income rate, potentially to zero. Conversion would deepen the subordination of an Underlying Fund, hence worsening the Underlying Fund’s standing in the case of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.
Fixed Income Securities Risk
Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Interest rates in the United States are at, or near, historic lows, which may increase an Underlying Fund's exposure to risks associated with rising rates. Additionally, expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic conditions. Fixed income markets have experienced volatility, which may result in increased shareholder redemptions; (iii) Company risk which is the risk that the value of fixed income securities fluctuates in response to the performance of individual companies; (iv) Credit and default risk which is the risk that an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money; and (vi) LIBOR risk which is the risk that artificially low submissions to the London Interbank Offered Rate (“LIBOR”) rate setting process during the global financial crisis could adversely affect the interest rates on securities whose payments were determined by reference to LIBOR. According to various reports, certain financial institutions routinely made these submissions as early as 2005 and throughout the global financial crisis. This conduct may have adversely affected the interest rates on certain securities held by the Underlying Funds, and any future similar developments could, in turn, reduce the value of such securities. In addition, certain fixed income transactions may give rise to a form of leverage including, among others, when-issued, delayed delivery or forward commitment transactions, reverse repurchase agreements, dollar rolls and other transactions that may be considered a form of borrowing. An Underlying Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. This may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.
Specific types of fixed income securities are also subject to additional risks which are described below.
•	Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:
•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged;
•	Changes in the financial condition of their issuers;
•	Price fluctuations in response to changes in interest rates; and
•	Reduced liquidity compared to higher rated securities.
As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to an Underlying Fund. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
68

•	U.S. and Non-U.S. Corporate Debt Securities Risk
U.S. and non-U.S. corporate debt securities are subject to the same risks as other fixed income securities, including interest rate risk and market risk. U.S. and non-U.S. corporate debt securities are also affected by perceptions of the creditworthiness and business prospects of individual issuers. The underlying company may be unable to pay interest or repay principal upon maturity, which could adversely affect the security’s market value. In addition, due to less publicly available financial and other information, less stringent securities regulation, war, and other adverse governmental actions, investments in non-U.S. corporate debt securities may expose the Underlying Funds to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities
Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk, price depreciation risk and default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.
•	Bank Obligations
An adverse development in the banking industry may affect the value of an Underlying Fund's investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments, particularly the recently enacted financial reform legislation. The specific effects of such developments are not yet fully known.
•	Municipal Obligations
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. Timely payments by issuers of industrial development bonds are dependent on the money earned by the particular facility or amount of revenues from other sources, and may be negatively affected by the general credit of the user of the facility.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. In addition, the current economic climate and the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. A lack of information regarding certain issuers may make their municipal securities more difficult to assess. Additionally, uncertainties in the municipal securities market could negatively affect an Underlying Fund's net asset value and/or the distributions paid by an Underlying Fund. Certain municipal obligations in which an Underlying Fund invests may pay interest that is subject to the alternative minimum tax.
To be tax exempt, municipal bonds must meet certain regulatory requirements. The failure of a municipal bond to meet these requirements may cause the interest received by an Underlying Fund from such bonds to be taxable. Interest on a municipal bond may be declared taxable after the issuance of the bond, and such a determination could be applied retroactively to the date of the issuance of the bond, causing a portion of prior distributions made by an Underlying Fund to be taxable to shareholders in the year of receipt. Additionally, income from municipal bonds may be declared taxable due to unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer.
69

From time to time, an Underlying Fund may invest a substantial amount of its assets in municipal bonds the interest from which is paid from revenues of similar projects. If its investments are concentrated in this manner, an Underlying Fund will assume the legal and economic risks relating to such projects which may significantly impact an Underlying Fund's performance. Additionally, an Underlying Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase an Underlying Fund's exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.
The Underlying Funds may invest in various types of municipal securities that are subject to different risks. These risks may include the following:
•	General Obligation Bonds Risk. Timely payments on general obligation bonds depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•	Revenue Bonds (including Industrial Development Bonds) Risk. Timely payments on revenue bonds, including industrial development bonds, depend on the money earned by the particular facility, or the amount of revenues derived from another source, and may be negatively affected by the general credit of the user of the facility.
•	Private Activities Bonds Risk. Private activities bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
•	Moral Obligation Bonds Risk. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•	Municipal Notes Risk. Municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (although the interest may be includable in taxable income for purposes of the alternative minimum tax) and that have a maturity that is generally one year or less. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, tax free commercial paper, project notes, variable rate demand notes, and tax free participation certificates. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and an Underlying Fund may lose money.
•	Municipal Lease Obligations Risk. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•	Pre-Refunded Municipal Bonds Risk. In the event an Underlying Fund sells a pre-refunded municipal bond prior to its maturity, the price received may be less than the bond’s original cost, depending on market conditions at the time of sale.
•	Money Market Securities (Including Commercial Paper)
Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. An Underlying Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which permit the potential imposition of liquidity fees and redemption gates under certain circumstances. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
•	Asset-Backed Commercial Paper
Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay
70

the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
•	Variable and Floating Rate Securities
A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. The interest rate on floating rate securities is ordinarily tied to, and is a specified margin above or below, the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
•	Mortgage-Backed Securities
The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, an Underlying Fund has exposure to prime loans, subprime loans, Alt-A loans and/or non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund's portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced MBS (a “TBA”) at a future date. At the time of purchase, the seller does not specify the particular MBS to be delivered. Instead, an Underlying Fund agrees to accept any MBS that meets specified terms agreed upon between the Underlying Fund and the seller. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by an Underlying Fund.
•	Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment. Since 2008, Fannie Mae and Freddie Mac have been operating under the Federal Housing Finance Administration (“FHFA”) conservatorship and are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. This dependency could affect Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee.
71

•	Privately-Issued Mortgage-Backed Securities
MBS held by an Underlying Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately-issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
•	Reverse Mortgages
Certain Underlying Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
•	Asset-Backed Securities
Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and
72

structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require an Underlying Fund to dispose of any then existing holdings of such securities. Collateralized loan obligations (“CLOs”) carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) an Underlying Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
•	Credit and Liquidity Enhancements
Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Underlying Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to an Underlying Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes an Underlying Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
•	Repurchase Agreements
Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, an Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by an Underlying Fund are not within its control and therefore the
73

realization by an Underlying Fund on such collateral may be automatically stayed. Finally, it is possible that an Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
•	Reverse Repurchase Agreements
A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Underlying Fund, equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. The Underlying Fund may lose money if the market value of the security transferred by the Underlying Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
•	Puts, Stand-by Commitments and Demand Notes
Demand notes are obligations with the right to a “put.” Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short term municipal rates. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity. The ability of the Underlying Funds to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Underlying Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller is unable to honor a put or stand-by commitment for financial reasons, the Underlying Funds may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Underlying Funds may lose money.
•	Dollar Rolls
An Underlying Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by an Underlying Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. An Underlying Fund will segregate or “earmark” liquid assets to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for an Underlying Fund.
•	Loans and Other Direct Indebtedness
Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to an Underlying Fund, a reduction in the value of the loan and a potential decrease in an Underlying Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, an Underlying Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, an Underlying Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, an Underlying Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also
74

issue publicly-traded securities and, therefore, an Underlying Fund may have less information than other investors about certain of the senior or floating rate loans in which the Underlying Fund seeks to invest. An Underlying Fund’s intentional or unintentional receipt of material non-public information about such issuers could limit the Underlying Fund’s ability to sell certain investments held by the Underlying Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Underlying Fund relies on RIM’s and/or the money manager(s)’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect an Underlying Fund. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. The market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet an Underlying Fund's redemption obligations for a period after the sale of the loans, and, as a result, an Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
The highly leveraged nature of many such loans, including floating rate “bank loans” or “leveraged loans,” and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to an Underlying Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate an Underlying Fund's claims on any collateral securing the loan are greater in highly leveraged transactions.
As an Underlying Fund may be required to rely upon an interposed bank or other financial intermediary to collect and pass on to the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.
•	Credit Linked Notes, Credit Options and Similar Investments
Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Non-U.S. Securities
An Underlying Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of an Underlying Fund's foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for an
75

Underlying Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
•	Non-U.S. Equity Securities
Non-U.S. equity securities are subject to all of the risks of equity securities generally, but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.
•	Non-U.S. Fixed Income Securities
An Underlying Fund’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that an Underlying Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Underlying Fund will generally have more exposure to regional economic risks associated with these foreign investments.
•	Emerging Markets Securities
Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Underlying Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for an Underlying Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
•	Investments in Frontier Markets
Investments in frontier markets are generally subject to all of the risks of investments in non-U.S. and emerging markets securities, but to a heightened degree. Because frontier markets are among the smallest, least developed, least liquid, and most volatile of the emerging markets, investments in frontier markets are generally subject to a greater risk of loss than investments in developed or traditional emerging markets. Many frontier market countries operate with relatively new and unsettled securities laws and are heavily dependent on commodities, foreign trade and/or foreign aid. Compared to developed and traditional emerging market countries, frontier market countries typically have less political and economic stability, face greater risk of a market shutdown, and impose greater governmental restrictions on foreign investments.
•	Investments in the People’s Republic of China
Investments in securities and instruments that are economically tied to the People’s Republic of China (“PRC”) generally are subject to all of the risks of investments in non-U.S. and emerging markets securities. In addition to these risks, investing in securities and instruments economically tied to the PRC presents additional risks including, but not limited to, the following: (a) inefficiencies caused by erratic growth; (b) a lack of consistently-reliable economic data; (c) potentially high rates of inflation; (d) export and international trade dependency; (e) relatively high levels of asset price volatility; (f) small market capitalization and less liquidity; (g) greater competition from regional economies; (h) fluctuations in currency exchange rates or currency devaluation by the PRC government or central bank; (i) the relatively small size and lack of operating history of many PRC companies; (j) a legal and regulatory
76

framework for securities markets, custody arrangements and commerce that is in developing stages; and (k) uncertainty regarding the PRC government’s commitment to economic reforms.
•	Emerging Markets Debt
An Underlying Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
•	Brady Bonds
Brady Bonds involve various risk factors including residual risk (i.e., the risk of losing the uncollateralized interest and principal amounts on the bonds) and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause a loss of interest or principal on any of the holdings.
•	Yankee Bonds and Yankee CDs
Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
•	Currency Risk
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund and/or an Underlying Fund. Securities held by a Fund and/or an Underlying Fund which are denominated in U.S. dollars are still subject to currency risk.
•	Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Equity Linked Notes
An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower
77

amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Derivatives (Futures Contracts, Options, Forwards and Swaps)
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying instrument. Various derivative instruments are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives may be used as a substitute for taking a position in the underlying instrument and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets. Certain Funds and/or Underlying Funds may also use derivatives to pursue a strategy to be fully invested or to seek to manage portfolio risk.
Investments in a derivative instrument could lose more than the initial amount invested and certain derivatives have the potential for unlimited loss. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's and/or an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Certain Funds' and/or Underlying Funds' use of derivatives may cause the Fund's and/or Underlying Fund’s investment returns to be impacted by the performance of securities the Fund and/or Underlying Fund does not own and result in the Fund's and/or Underlying Fund’s total investment exposure exceeding the value of its portfolio. Investments in derivatives can cause a Fund's and/or an Underlying Fund's performance to be more volatile. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes a Fund and/or an Underlying Fund to a heightened risk of loss.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities, physical commodities or other investments. Derivatives are subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund and/or an Underlying Fund would not be subject absent the use of these strategies. If a Fund's and/or an Underlying Fund's predictions of the direction of movements of the prices of the underlying instruments are inaccurate, the adverse consequences to a Fund and/or an Underlying Fund may leave the Fund and/or Underlying Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on the ability to predict correctly the direction of movements of the prices of the underlying instruments; (ii) imperfect correlation between the price of the derivative instrument and the underlying instrument and the risk of mispricing or improper valuation; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time, which risk is heightened for highly customized derivatives, including swaps; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based; (vii) the possible inability of a Fund and/or an Underlying Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Fund and/or Underlying Fund maintain “cover” or collateral securities in connection with use of certain derivatives; and (viii) for options, the change in volatility of the underlying instrument due to general market and economic conditions or other factors, which may negatively affect the value of such option.
The risk of loss in trading derivatives contracts in some strategies is potentially unlimited. A Fund and/or an Underlying Fund may lose the entire amount invested in derivative contracts, and more. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund and/or an Underlying Fund may invest. A Fund and/or an Underlying Fund limits its investment in derivative contracts so that the aggregate notional value (meaning the stated contract value) of the derivative contracts does not exceed the net assets of the Fund and/or Underlying Fund. Participation in the option or futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which a Fund and/or an Underlying Fund would not be subject absent the use of these strategies. In many cases, a relatively small price movement in a futures or option contract may result in immediate
78

and substantial loss or gain to the investor relative to the size of a required margin deposit or premium received. There is also the risk of loss by a Fund and/or an Underlying Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund and/or Underlying Fund has an open position in the futures contract.
Although a Fund and/or an Underlying Fund will not borrow money in order to increase its trading activities, leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund and/or an Underlying Fund to modify, terminate, or offset the pool's obligations or the pool's exposure to the risks associated with a transaction prior to its scheduled termination date.
Credit default swap contracts may involve greater risks than if a Fund and/or an Underlying Fund invested in the reference obligation (the underlying debt upon which a credit derivative is based) directly since, in addition to the risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. The Funds and/or Underlying Funds may act as either the buyer or the seller of a credit default swap. A Fund and/or an Underlying Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, a Fund and/or an Underlying Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund and/or an Underlying Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund and/or Underlying Fund. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject a Fund and/or an Underlying Fund to increased costs or margin requirements.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund and/or an Underlying Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund and/or Underlying Fund.
If a put or call option purchased by a Fund and/or an Underlying Fund is not sold when it has remaining value, and if, on the option expiration date, the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund and/or Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund and/or an Underlying Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund and/or Underlying Fund, which may be unlimited for uncovered call positions.
Furthermore, regulatory requirements to set aside liquid assets to meet obligations with respect to derivatives may result in a Fund and/or an Underlying Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund and/or an Underlying Fund needing to sell holdings at a disadvantageous time. A Fund and/or an Underlying Fund may also be unable to close out its positions when desired.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, RIM or the money manager may wish to retain a Fund's and/or an Underlying Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. There is no assurance that a Fund and/or an Underlying Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) required the CFTC to establish speculative position limits on listed futures and options
79

on physical commodities (including certain energy, metals and agricultural products) and economically equivalent over-the-counter (“OTC”) derivatives. The Dodd-Frank Act also required the CFTC to establish position limits for swap transactions that are economically equivalent to futures or options contracts on physical commodities. The CFTC has not finalized the new CFTC-set limits so they are not yet in effect. Further regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds and/or Underlying Funds may invest. It is possible that positions held by a Fund and/or an Underlying Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund and/or an Underlying Fund.
In December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's and/or an Underlying Fund's ability to invest in derivatives and negatively affect the Fund's and/or Underlying Fund’s performance and ability to pursue its stated investment objectives.
Currency Trading Risk
Certain Funds and/or Underlying Funds may engage in foreign currency transactions to hedge against uncertainty in the level of future exchange rates and/or to effect investment transactions to generate returns consistent with a Fund's and/or an Underlying Fund's investment objectives and strategies (i.e., speculative currency trading strategies). Foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. Certain Funds and/or Underlying Funds may also enter into options on foreign currency. Currency spot, forward and option prices are highly volatile and forward, spot and option contracts may be illiquid. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates. From time to time, governments intervene directly in these markets with the specific intention of influencing such prices. Currency trading may also involve economic leverage (i.e., the Fund and/or Underlying Fund may have the right to a return on its investment that exceeds the return that the Fund and/or Underlying Fund would expect to receive based on the amount contributed to the investment), which can increase the gain or the loss associated with changes in the value of the underlying instrument. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold. Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations in a Fund's and/or an Underlying Fund's income distributions, including the inability of a Fund and/or an Underlying Fund to distribute investment income for any given period. As a result, a Fund's and/or an Underlying Fund's use of currency trading strategies may adversely impact a Fund's and/or an Underlying Fund's ability to meet its investment objective of providing current income. Many foreign currency forward contracts will eventually be exchange-traded and cleared.  Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Counterparty Risk
Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving over-the-counter derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.
Short Sales
Certain Underlying Funds will enter into short sales. In a short sale, the seller (i.e., the Underlying Fund) sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund must return the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those
80

dates. The making of short sales exposes the Underlying Fund to the risk of liability equal to the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Underlying Fund makes a short sale, the Underlying Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Underlying Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Underlying Fund also may use securities it owns to meet any such collateral obligations. Until the Underlying Fund returns a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., by taking an offsetting long position in the security sold short). These requirements may result in an Underlying Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in an Underlying Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Underlying Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Underlying Fund may lose money.
Commodity Risk
Exposure to the commodities markets may subject certain Underlying Funds to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity (such as drought, floods, weather, livestock disease, embargoes or tariffs) and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of an Underlying Fund's net asset value), and there can be no assurance that an Underlying Fund's use of leverage will be successful. Different sectors of commodities, including precious metals, base metals, energy and agricultural commodities, may have very different risk characteristics and different levels of volatility. Even within a given sector of a commodity (e.g., energy commodities), there can be significant differences in volatility and correlation between different commodity contracts (e.g., crude oil vs. natural gas), and similarly there can be significant differences in volatility and correlation between contracts expiring at different dates. In addition, the purchase of derivative instruments linked to one type of commodity and the sale of another (i.e., “basis spreads” or “product spreads”), or the purchase of contracts expiring at one date and the sale of contracts expiring at another (i.e., “calendar spreads”) may expose an Underlying Fund to additional risk, which could cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Tax Risk
The Commodity Strategies Fund intends to gain exposure indirectly to commodities markets by investing in the Subsidiary, which may invest in commodity index-linked swaps and other commodity-linked derivative instruments and securities. In order for the Underlying Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Underlying Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Underlying Fund intends to seek to gain
81

exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Underlying Fund's income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Underlying Fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the Underlying Fund was unable to treat its income from commodity-linked notes and the Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Underlying Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Underlying Fund's taxable income or any gains and distributions made by the Underlying Fund.
•	Subsidiary Risk
By investing in the Subsidiary, the Commodity Strategies Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, although the investment programs followed by the Underlying Fund and the Subsidiary are not identical. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and will be subject to the same risks that apply to similar investments if held directly by the Underlying Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, although the Subsidiary will be maintained in accordance with the custody requirements of Section 17(f) of the 1940 Act. The Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund; however, the Subsidiary is not subject to all the investor protection of the 1940 Act. Furthermore, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Underlying Fund.
Securities of Other Investment Companies
If an Underlying Fund invests in other investment companies, including exchange traded funds (“ETFs”), shareholders will bear not only their proportionate share of the Underlying Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of an Underlying Fund but also to the portfolio investments of the underlying investment companies. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares can trade at either a premium or discount to net asset value. If an ETF held by an Underlying Fund trades at a discount to net asset value, the Underlying Fund could lose money even if the securities in which the ETF invests go up in value.
Real Estate Securities
Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which an Underlying Fund invests, also fluctuates. An Underlying Fund that invests in real estate securities is also indirectly subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
•	Real Estate Investment Trusts (“REITs”)
REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management
82

skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws. The value of a REIT may also be affected by changes in interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.
Infrastructure Companies
Investments in infrastructure companies have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Other factors that may affect the operations of infrastructure companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.
Master Limited Partnerships (“MLPs”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.
Depositary Receipts
Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing an Underlying Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Underlying Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
83

Illiquid Securities
An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which an Underlying Fund has valued it. An Underlying Fund may not be able to sell an illiquid security quickly and at a fair price, which could cause an Underlying Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund and/or an Underlying Fund may be unable to achieve its desired level of exposure to a certain sector. In addition, to the extent a Fund and/or an Underlying Fund trades in illiquid markets, it may be unable to dispose of or purchase securities at favorable prices in order to satisfy redemptions or subscriptions. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund's and/or an Underlying Fund's principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund and/or an Underlying Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.
High Portfolio Turnover Risk
Certain Underlying Funds may engage in active and frequent trading, which may result in higher portfolio turnover rates and higher transaction costs than that of a typical mutual fund and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income. These effects of higher than normal portfolio turnover may adversely affect Underlying Fund performance. Higher portfolio turnover rates may also increase an Underlying Fund's operational risk.
Large Redemptions
Large redemption activity could result in an Underlying Fund being forced to sell portfolio securities at a loss or before RIM or its money managers would otherwise decide to do so. Periods of market illiquidity may exacerbate this risk for fixed income and money market funds. To the extent an Underlying Fund is invested in a money market fund, recent regulatory changes relating to money market funds may subject the Underlying Fund’s redemption from such money market fund to liquidity fees and/or redemption gates under certain circumstances, including in periods of market illiquidity. Large redemptions in an Underlying Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher brokerage commissions and other transaction costs. The Underlying Funds are used as investments for funds of funds that have the same investment adviser as the Funds. The Underlying Funds may also be used as investments in asset allocation programs sponsored by certain Financial Intermediaries. The Underlying Funds may have a large percentage of their Shares owned by such funds of funds or through such asset allocation programs. Should RIM or such Financial Intermediary change investment strategies or investment allocations such that fewer assets are invested in an Underlying Fund or an Underlying Fund is no longer used as an investment, the Underlying Fund could experience large redemptions of its Shares.
Global Financial Markets Risk
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund and/or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund and/or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund and/or an Underlying Fund. This could cause a Fund and/or an Underlying Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. During the recent global financial crisis, instability in the financial markets has led
84

governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention could also change the way in which a Fund and/or an Underlying Fund is regulated, affect the expenses incurred directly by the Fund and/or Underlying Fund and the value of its investments, and limit and/or preclude a Fund's and/or an Underlying Fund's ability to achieve its investment objective. For example, uncertainty regarding the status of the euro could also create volatility in currency and the general financial markets, which may affect the liquidity and value of a Fund's and/or an Underlying Fund's investments. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect a Fund's and/or an Underlying Fund's investments in ways that are unforeseeable.
Furthermore, a country’s economic conditions, political events, military action and/or other conditions may lead to foreign government intervention and the imposition of economic sanctions. Such sanctions may include (i) the prohibition, limitation or restriction of investment, the movement of currency, securities or other assets; (ii) the imposition of exchange controls or confiscations; and (iii) barriers to registration, settlement or custody. Sanctions may impact the ability of the Fund and/or Underlying Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, which may negatively impact the value and/or liquidity of such investments.
In certain countries, including the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that a government will be unable to pay investors at maturity, may cause declines in currency valuations or prevent such government from implementing effective fiscal policy. In 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating on the U.S., citing, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. Because certain Funds and/or Underlying Funds invest in securities supported by the full faith and credit of the U.S. government, the market prices and yields of such securities may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt.
RIM will monitor developments in financial markets and seek to manage each Fund and/or Underlying Fund in a manner consistent with achieving each Fund's and/or Underlying Fund's investment objective, but there can be no assurance that it will be successful in doing so. In addition, RIC has established procedures to value instruments for which market prices may not be readily available.
Non-Diversification Risk
A non-diversified fund is subject to additional risk. To the extent an Underlying Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, an Underlying Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Underlying Fund were a diversified fund.
Industry Concentration Risk
Underlying Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.
Cash Management
A Fund and/or Underlying Fund may expose its cash to the performance of certain markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives. This approach increases a Fund's and/or an Underlying Fund's performance if the particular market rises in value and reduces a Fund's and/or an Underlying Fund's performance if the particular market declines in value. However, the performance of these instruments may not correlate precisely to the performance of the corresponding market and RIM or a money manager may not effectively select instruments to gain market exposure. As a result, while the goal is to achieve market returns, this strategy may underperform the applicable market. In addition, the sale of equity index put options with respect to a Fund's and/or an Underlying Fund's cash may reduce a Fund's and/or an Underlying Fund's performance if equity markets decline.
85

Securities Lending
If a borrower of an Underlying Fund's securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
Distressed Securities
Distressed securities are securities of issuers that are experiencing significant financial or business difficulties. Investments in distressed securities may be considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including the increased possibility that adverse business, financial or economic conditions will cause the issuer to default or initiate insolvency proceedings. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers, and the degree of risk associated with particular distressed securities may be difficult or impossible to determine. Distressed securities may also be illiquid, difficult to value and experience extreme price volatility. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Underlying Fund may lose all of its investments, or it may be required to accept cash or securities with a value less than the Underlying Fund’s original investment.
Operational Risk
An investment in a Fund or an Underlying Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. While the Funds and Underlying Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund or an Underlying Fund. In addition, as the use of technology increases, the Funds and Underlying Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds or Underlying Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds and Underlying Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security breaches of the Funds' or Underlying Funds' third party service providers or issuers in which the Funds or Underlying Funds invest may also subject the Funds or Underlying Funds to many of the same risks associated with direct cyber security breaches. The Funds  and Underlying Funds and the Funds'  or Underlying Funds' third party service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used or disclosed.
New Underlying Fund Risk
Certain Underlying Funds are new funds. There can be no assurance that an Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. In such an event, a Fund may be required to liquidate or transfer its investments in the Underlying Fund at an inopportune time.
86

PORTFOLIO TURNOVER
Portfolio turnover measures how frequently securities held by a fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds' money managers makes decisions or recommendations to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling or recommending selling a security when another money manager for the Underlying Fund is purchasing or recommending purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase an Underlying Fund's portfolio turnover rate which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in the Prospectuses of the Underlying Funds.
PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' Statement of Additional Information.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net income and net capital gains to shareholders each year.
Income Dividends
The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December. Each Fund receives income distributions from the Underlying Funds. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.
Capital Gains Distributions
The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.
In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.
Buying a Dividend
If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.
Automatic Reinvestment
Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Fund Shares, unless you elect to have the dividends or distributions paid in cash or invested in another
87

RIC Fund. If you elect to have dividends or distributions invested in Class A1 or Class A3 Shares of another RIC Fund, such investments may be subject to the front-end sales charge applicable to such Class. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.
additional information about TAXES
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, distributions from a Fund are generally taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.
Foreign exchange gain or loss arising from a Fund’s foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to investors.
If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund or an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in some cases, distributions from non-U.S. corporations. There can be no assurance that any portion of the dividends you receive from a Fund will qualify as qualified dividend income.
When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.
No Fund makes any representation as to the amount or variability of its capital gains distributions which may vary as a function of several factors including, but not limited to, gains and losses related to the sale of securities, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.
The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income.
A Fund cannot use gains distributed by one Underlying Fund to offset losses in another Underlying Fund. Redemptions of shares in an Underlying Fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on Underlying Fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. A Fund may pass through foreign tax credits or tax-exempt interest from the Underlying Funds provided that at least 50% of the Fund's assets at the end of each quarter of the taxable year consist of investments in other regulated investment companies.
Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. A portion of Fund distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund if properly reported by the Fund. The Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.
If you are a corporate investor, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.
88

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.
The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.
Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds' Statement of Additional Information.
Cost Basis Reporting
Effective January 1, 2012, Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund shares acquired on or after January 1, 2012 (“post-effective date shares”). If you acquire and hold shares directly with the Funds and not through a Financial Intermediary, RIFUS will use a default average cost basis methodology for tracking and reporting your cost basis on post-effective date shares, unless you request, in writing, another cost basis reporting methodology.
Additionally, for redemptions of shares held directly with the Funds on or after January 1, 2012, unless you select specific share lots in writing at the time of redemption, RIFUS will first relieve (i.e., identify the shares to be redeemed for purposes of determining cost basis) all shares acquired prior to January 1, 2012 (“pre-effective date shares”), before relieving any post-effective date shares.  You continue to be responsible for tracking cost basis, and appropriately reporting sales of pre-effective date shares to the IRS.  If RIFUS has historically provided cost basis reporting on these pre-effective date shares, RIFUS will continue to provide those reports.  However, no cost basis reporting will be provided to the IRS on the sale of pre-effective date shares.
If you acquire and hold shares through a Financial Intermediary, please contact your Financial Intermediary for information related to cost basis defaults, cost basis selection, and cost basis reporting.
You should consult your own tax advisor(s) when selecting your cost basis tracking and relief methodology.
HOW NET ASSET VALUE IS DETERMINED
Net Asset Value Per Share
The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund and each Underlying Fund will normally determine net asset value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and calculate a Fund’s net asset value as of the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not calculate a Fund’s net asset value for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day.
The price of Fund Shares is based on a Fund’s net asset value and is computed by dividing the current value of a Fund’s assets (i.e., the Shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or a Fund agent. See “Additional Information About How to Purchase Shares,” “Additional Information About How to Redeem Shares” and “Exchange Privilege” for more information. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com.
Valuation of Portfolio Securities
The Funds value the Shares of the Underlying Funds at the current net asset value per share of each Underlying Fund.
89

The Funds and/or Underlying Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds and/or Underlying Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RIFUS, RIFUS’s Oversight Committee and the Funds' custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds and/or Underlying Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid.  Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund and/or an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund and/or Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' and/or Underlying Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund and/or Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund and/or Underlying Fund (and each Fund which invests in such Underlying Fund) when the Fund and/or Underlying Fund deems that the particular event or circumstance would materially affect such Fund's and/or Underlying Fund’s net asset value. Funds and/or Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds and/or Underlying Funds that invest in foreign securities will use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict. Funds and/or Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
90

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
CHOOSING A CLASS OF SHARES TO BUY
The Funds offer more than one Class of Shares. Each Class of Shares has different sales charges and expenses, allowing you to choose the Class that best meets your needs. Which Class is more beneficial to you depends on the amount and intended length of the investment. Each Class of Shares is offered by one or more Financial Intermediaries. A Financial Intermediary may choose to offer a particular Class of Shares based on, among other factors, its assessment of the appropriateness of a Class’ attributes in light of its customer base. Your Financial Intermediary may not offer all of the Classes of Shares offered in this Prospectus and, therefore, you may not benefit from certain Fund policies, including those regarding sales charge waivers and reduction of sales charges through reinstatement, rights of accumulation, letters of intent and share class conversions. You may need to invest through another Financial Intermediary in order to take advantage of these Fund policies. Please contact your Financial Intermediary to determine which Classes of Shares your Financial Intermediary offers. For more information about the Financial Intermediaries that currently offer Shares of the Funds, please call 800-787-7354 for assistance in contacting an investment professional near you.
Comparing the Funds' Classes
Your Financial Intermediary can help you decide which Class of Shares meets your goals. Your Financial Intermediary may receive different compensation depending upon which Class of Shares you choose.
Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.
Class A Shares
Initial Sales Charge	Up to 5.75%; reduced, waived or deferred for large purchases and certain investors
Deferred Sales Charge	1.00% on redemptions of Class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

Class A1 Shares
Initial Sales Charge	Up to 2.50% for all Funds
Deferred Sales Charge	None
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

91

Class A2 Shares
Initial Sales Charge	Up to 3.50% for all Funds; reduced, waived or deferred for large purchases and certain investors
Deferred Sales Charge	1.00% on redemptions of Class A2 Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

Class A3 Shares
Initial Sales Charge	3.00% for all Funds
Deferred Sales Charge	None
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None
Class C Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	0.75% of average daily assets
Annual Shareholder Service Fees	0.25% of average daily assets
Class C1 Shares
Initial Sales Charge	None
Deferred Sales Charge	1.00% on redemptions of Class C1 Shares made within 12 months of purchase
Annual 12b-1 Fees (including Annual Shareholder Service Fees of 0.25% of average daily assets)	1.00% of average daily assets
Class E Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	0.25% of average daily assets
Class R4 Shares
Initial sales charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees (including Annual Shareholder Service Fees of 0.25% of average daily assets)	0.25% of average daily assets
Class R5 Shares
Initial sales charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees (including Annual Shareholder Service Fees of 0.25% of average daily assets)	0.50% of average daily assets

92

Class R1 and Class S Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None

Class T Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None
FRONT-END SALES CHARGES
Class C, Class C1, Class E, Class R1, Class R4, Class R5, Class S and Class T Shares
Class C, Class C1, Class E, Class R1, Class R4, Class R5, Class S and Class T Shares of all Funds offered in this Prospectus are sold without a front-end sales charge.
Class A, Class A1, Class A2 and Class A3 Shares
Class A, Class A1, Class A2 and Class A3 Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. With respect to Class A and Class A2 shares, you pay a lower front-end sales charge as the size of your investment increases to certain levels. With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A or Class A2 Shares of the same Fund or another RIC Fund. With respect to Class A1 and Class A3 Shares, you do not pay a front-end sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A1 or Class A3 Shares of the same Fund but may pay a front-end sales charge if you reinvest such proceeds in another RIC Fund.
The tables below show the rate of front-end sales charge that you pay, depending on the amount of your investment or transaction. The tables below also show the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A, Class A1, Class A2 and Class A3 Shares. Financial Intermediaries may also receive the distribution fee payable on Class A, Class A1, Class A2 and Class A3 Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A, Class A1, Class A2 and Class A3 Shares serviced by them.
Class A Shares
Front End Sales Charges	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	-0-	-0-	up to 1.00%
93

Class A1 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Transaction	Offering Price	Net amount Invested
Less than $250,000	2.50%	2.56%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%
Class A2 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
Less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	0.00%	0.00%	0.00%
Class A3 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
All amounts	3.00%	3.09%	3.00%
Investments of $1,000,000 or more (Class A and Class A2 Shares). With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge when you buy $1,000,000 or more of Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on those Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds' Statement of Additional Information.
Reducing Your Front-End Sales Charge (Class A and Class A2 Shares). To receive a reduced front-end sales charge on purchases of Class A or Class A2 Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A or Class A2 Shares is placed. Your Financial Intermediary may require certain records, such as account statements, to verify that the purchase qualifies for a reduced front-end sales charge.  Additionally, you should retain any records necessary to substantiate historical costs of your Class A or Class A2 Share purchases because the Funds, RIFUS and your Financial Intermediary may not maintain this information.
Front-end Sales Charge Waivers (Class A Shares). Purchases of Class A Shares may be made at net asset value without a front-end or deferred sales charge in the following circumstances. There is no commission paid to Financial Intermediaries for Class A Shares purchased under the following circumstances:
1.	Sales to RIC trustees and employees of Russell Investments (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons
2.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative
3.	Accounts managed by a member of Russell Investments
94

Prior to March 1, 2016, sales of Class A Shares to multi-participant employer sponsored Defined Contribution plans held in plan level accounts, excluding SEP IRAs and SIMPLE IRAs, qualified for a front-end sales charge waiver. Sales of Class A Shares to plans that previously purchased, and continue to hold, Class A Shares without a front-end sales charge pursuant to this waiver may continue to qualify for the waiver if the policies and procedures of your Financial Intermediary provide for the continued application of the waiver. Please contact your Financial Intermediary for more information.
Moving Between Accounts (Class A, Class A2 and Class A3 Shares). Under certain circumstances, if supported by your Financial Intermediary, you may transfer Class A, Class A2 or Class A3 Shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front-end sales charge. For example, you may transfer Shares without paying a front-end sales load in the following cases:
•	From a non-retirement account to an IRA or other individual retirement account
•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account
In some cases, due to operational limitations or reporting requirements, your Financial Intermediary must redeem Shares from one account and purchase Shares in another account to achieve this type of transfer.
If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.
Aggregated Investments (Class A and Class A2 Shares). The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:
The following accounts owned by you and/or a member of your immediate family (as defined below):
a.	Accounts held individually or jointly
b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act
c.	IRA accounts, certain single participant retirement plan accounts, and SEP IRA, SIMPLE IRA or similar accounts held in individual registration.
d.	Solely controlled business accounts
e.	Trust accounts benefiting you or a member of your immediate family
For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.
Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
You may only combine accounts held with one Financial Intermediary for purposes of aggregated investments.
Rights of Accumulation (“ROA”) (Class A and Class A2 Shares). Subject to the limitations described in the aggregation policy, you may combine current purchases of any RIC Fund with your existing holdings of all RIC Funds to determine your current front-end sales charge for Class A and Class A2 Shares. Subject to your Financial Intermediary’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.
The value of all of your holdings in accounts established in calendar year 2007 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2007. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.
For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. The right of accumulation is subject to modification or discontinuance at any time with respect to all Shares purchased thereafter. Additional information is available from your Financial Intermediary.
95

Letter of Intent (“LOI”) (Class A and Class A2 Shares). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds you intend to make over a 13-month period with the market value of your current RIC Fund holdings to determine the applicable front-end sales charge. With respect to Class A2 Shares, the combined purchases must be made through one Financial Intermediary in order to be eligible for an LOI. Any appreciation of your current RIC Fund holdings and any Shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested during the LOI period, Shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Class A Shares of the Funds held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.
Exchange Privilege (Class A and Class A2 Shares). Generally, exchanges between Class A or Class A2 Shares of the RIC Funds are not subject to a front-end sales charge. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.
Reinstatement Privilege (Class A Shares). You may reinvest proceeds from a redemption or distribution of Class A Shares into Class A Shares of any RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date and the proceeds are invested in any related account eligible to be aggregated for Rights of Accumulation purposes. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. For purposes of this Reinstatement Privilege, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing individual retirement plan contributions are not eligible for reinstatement without a sales charge. The privilege may not be exercised if proceeds are subject to a purchase restriction as described in the section entitled “Frequent Trading Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.
Information about sales charges and sale charge waivers is available free of charge, on the Funds' website at https://.russellinvestments.com.
MORE ABOUT DEFERRED SALES CHARGES
You do not pay a front-end sales charge when you buy $1,000,000 or more of Class A and Class A2 Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.With respect to Class C1 Shares, if you redeem Class C1 Shares within 12 months of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Shares you have held the longest. Exchanges between Class A, Class A2 and Class C1 Shares you own in one Fund for the same Class of any other Fund are not subject to a deferred sales charge; however, you will pay a deferred sales charge of 1.00% upon redemption if you redeem Class A, Class A2 or Class C1 Shares within one year of your original purchase.
The deferred sales charge may be waived on:
•	shares sold within 12 months following the death or disability of a shareholder
•	redemptions of Class A Shares only, made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70½
•	a systematic withdrawal plan for Class A Shares only, equaling no more than 1% of the account value per any monthly redemption
•	involuntary redemptions
•	redemptions of Class A Shares, Class A2 or Class C1 to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise
All waivers of deferred sales charges are subject to confirmation of your status or holdings.
96

If you want to learn more about deferred sales charges, contact your Financial Intermediary.
DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS AND PAYMENTS TO FINANCIAL INTERMEDIARIES
The Funds offer multiple Classes of Shares in this Prospectus: Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R1, Class R4, Class R5, Class S Shares and Class T Shares. Class A Shares are discussed in the sections entitled “Choosing a Class of Shares to Buy,” “Front-End Sales Charges,” and “More About Deferred Sales Charges.”
Class A Shares participate in the Funds' Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. The distribution fees are paid out of the Funds' Class A Shares assets on an ongoing basis, and over time these fees will increase the cost of your investment in the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class A1, Class A2 and Class A3 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. The Class A1, Class A2 and Class A3 Shares pay 0.25% annually for the sale and distribution of Class A1, Class A2 and Class A3 Shares but do not pay shareholder services fees on an annual basis for services provided to Class A1, Class A2 and Class A3 shareholders. Because these fees are paid out of the Class A1, Class A2 and Class A3 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A1, Class A2 and Class A3 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class C Shares participate in the Funds’ Rule 12b-1 distribution plan and in the Funds’ shareholder services plan. Under the distribution plan, the Funds’ Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Funds’ Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds’ Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class C1 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. The Class C1 Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C1 Shares and shareholder services fees of 0.25% on an annual basis for services provided to Class C1 shareholders. Because these fees are paid out of the Class C1 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C1 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Funds' Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time these fees will increase the cost of your investment in the Funds.
Class R4 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. The Class R4 Shares do not pay distribution fees for the sale and distribution of Class R4 Shares but do pay shareholder services fees of 0.25% on an annual basis for services provided to Class R4 shareholders. Because these fees are paid out of the Class R4 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class R4 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges. Although Class R4 Shares do not pay distribution fees currently, they may do so in the future if authorized by the Board of Trustees.
Class R5 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. Under the plan, the Class R5 Shares pay distribution fees of 0.25% on an annual basis for the sale and distribution of Class R5 Shares and pay shareholder services fees of 0.25% on an annual basis for services provided to Class R5 shareholders. Because these fees are paid out of the Class R5 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class R5 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class R1, Class S and Class T Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.
97

Pursuant to the Funds' Rule 12b-1 distribution and shareholder service plans, Financial Intermediaries may receive: distribution compensation from the Funds' Distributor with respect to Class A, Class A1, Class A2 and Class A3 Shares of the Funds; distribution compensation and shareholder services compensation from the Funds' Distributor with respect to Class C and Class C1 Shares of the Funds; shareholder services compensation from the Funds' Distributor with respect to Class E Shares of the Funds;  shareholder services compensation from the Funds' Distributor with respect to the Class R4 Shares of the Funds; and/or distribution compensation and shareholder services compensation from the Funds' Distributor with respect to Class R5 Shares of the Funds. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.
In addition to the foregoing payments, the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in connection with distribution, which may include providing services intended to result in the sale of Fund Shares, or to pay for services such as marketing support, education and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. Some of these payments are commonly referred to as “revenue sharing.” At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.
RIFUS may also make cash payments, from its own resources, to key Financial Intermediaries and their service providers (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) to pay for services such as account consolidation, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may fluctuate based on the dollar value of Fund Shares held through a particular Financial Intermediary. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.
The Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the SEC and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares.
To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, the Funds' Distributor also offers them a range of complimentary software tools and educational services. The Funds' Distributor provides such tools and services from its own resources.
Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or RIM.
The Funds' Distributor may sponsor sales programs for its registered representatives in which cash incentives are offered to such registered representatives in connection with the sale of certain Funds' Shares by Financial Intermediaries over various periods of time.  Such cash incentives would be paid from the Funds' Distributor’s own resources.
additional information about HOW TO PURCHASE SHARES
Unless you are eligible to participate in a Russell Investments employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.
Class E and S Shares may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, or other similar fee for their services for the shareholder account in which the Class E or S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a brokerage commission or other similar fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;
(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified
98

deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEP IRA, SIMPLE IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;
(3)	clients of Financial Intermediaries who are members of Russell Investments;
(4)	individuals pursuant to employee investment programs of Russell Investments or its affiliates; or
(5)	current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class E or S Shares of the Funds and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
Class R1, R4 and R5 Shares are available only to (1) employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants, (2) 401(k) rollover accounts investing through recordkeeping platforms where the platform has a sales agreement with the Funds' distributor to sell Class R1, R4 or R5 Shares and consolidates and holds all Fund Shares in omnibus accounts on behalf of shareholders or (3) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from registration under the Securities Act of 1933. Class R1, R4 and R5 Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEP-IRAs, SAR-SEPs, SIMPLE IRAs, individual 401(k) or individual 403(b) plan accounts. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.
Class T Shares may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, or other similar fee for their services for the shareholder account in which the Class T Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a brokerage commission or other similar fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest; or
(2)	current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class T Shares of the Funds and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
In addition, Class T Shares are available only to shareholders who transact on or through advisory platforms that provide limited services to shareholders and charge a transaction fee to shareholders for transactions in Shares of the Funds.
The Funds generally do not have the ability to enforce these limitations on access to Share Classes with eligibility requirements. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Share Classes with eligibility requirements available to those categories of investors listed above that qualify for access to such Share Classes. However, the Funds will not knowingly sell Share Classes with eligibility requirements to any investor not meeting one of the foregoing criteria.
There is currently no required minimum initial investment for the Funds offered by this Prospectus. However, each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares. Prior to closing an account, the Funds will provide reasonable notice and an opportunity to increase the account balance.
If you purchase, redeem, exchange, convert or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIM, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.
You may purchase Shares through a Financial Intermediary on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share
99

calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). Certain authorized Fund agents have entered into agreements with the Funds' Distributor or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds on behalf of Financial Intermediaries. Some, but not all, Financial Intermediaries are Fund agents, and some, but not all, Fund agents are Financial Intermediaries. Purchase orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Any purchase order received after the purchase order cut-off time will be processed on the following business day at the next calculated net asset value per share. If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and accept purchase orders until the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept purchase orders for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. Because Financial Intermediaries and Fund agents may have earlier purchase order cut off times to allow them to deliver purchase orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
You must place purchase orders for Fund Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement. For certain investment programs where your account is held directly with the Funds' Transfer Agent, you must consult with the investment program to determine the requirements for investing. For such investment programs, cash, checks drawn on credit card accounts, cashiers checks, money orders, travelers checks and other cash equivalents will not be accepted by the Funds' Transfer Agent.
Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.
Foreign Investors: A Financial Intermediary may offer and sell the Funds to non-resident aliens and non-U.S. entities, if (1) the Financial Intermediary can fulfill the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors, and (2) the offer and sale occur in a jurisdiction where a Fund is authorized to be offered and sold, currently the 50 states of the United States and certain U.S. territories.
Without the prior approval of a Fund’s Chief Compliance Officer, non-resident aliens and entities not formed under U.S. law may not purchase Shares of a Fund where the Fund is responsible for the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors. If you invest directly through the Funds and a foreign address is added onto your account, the Funds will not be able to accept additional purchases and will discontinue any automated purchases into the account.
Offering Dates and Times
For all Funds: Purchase orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries and Fund agents may have earlier purchase order cut off times to allow them to deliver purchase orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
100

Order and Payment Procedures
Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Automated Investment Program
Your Financial Intermediary may offer an automated investment program whereby you may choose to make regular investments in an established account. With the exception of initial purchases (in certain Share Classes), the Funds do not require minimum investment amounts or specific dates for automated purchases; however, your Financial Intermediary may set certain restrictions for this option. If you would like to establish an automated investment program or for further information, please contact your Financial Intermediary.
You may discontinue the automated investment program, or change the amount and timing of your investments by contacting your Financial Intermediary.
EXCHANGE and conversion PRIVILEGE
How to Exchange or Convert Shares
Exchanges Between Funds. Depending on the Share Class you are invested in and your Financial Intermediary’s policies, you may exchange Shares you own in one Fund for Shares of any other Fund offered by RIC if you meet any applicable initial minimum investment and investor eligibility requirements stated in the Prospectus for that Fund. With respect to Class A1 Shares, you may only exchange Class A1 Shares you own in one Fund for Class A1 Shares of another Fund if you pay a front-end sales charge with respect to the Class A1 Shares of such other Fund. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.
An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.
Share Class Conversions. Depending on the Share Class you are invested in and your Financial Intermediary’s policies, you may convert certain Classes of Shares you own of a Fund for Shares of a different Class of Shares of that Fund. You must meet any applicable initial minimum investment requirement and investor eligibility requirements stated in the Prospectus or required by your Financial Intermediary.
Depending upon the policies of your Financial Intermediary, the following conversions may be effected without the incurrence of a front-end sales charge and/or a deferred sales charge, as applicable:
• Class A or Class C Shares to Class A1, Class A2 or Class A3 Shares
• Class C or Class C1 Shares to Class A1, Class A2 or Class A3 Shares after you have held such Class C or Class C1 Shares for a certain period of time as determined by your Financial Intermediary not to exceed ten years
• Class C to Class C1 Shares
Please contact your Financial Intermediary for information related to their conversion policies.
RIFUS believes that a conversion between Classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the conversion as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
Contact your Financial Intermediary for assistance in exchanging or converting Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange or conversion in writing, please contact your Financial Intermediary.
101

For all Classes of Shares, exchanges and conversions must be made through your Financial Intermediary.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Systematic Exchange Program
Your Financial Intermediary may offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds in an established account. With the exception of initial purchases (for certain Share Classes), the Funds do not require minimum exchange amounts or specific dates for systematic exchanges; however, your Financial Intermediary may set certain restrictions for this option. If you would like to establish a systematic exchange program or for further information, please contact your Financial Intermediary.
A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.
You may discontinue a systematic exchange program, or change the amount and timing of exchanges, by contacting your Financial Intermediary.
RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS
The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.
Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents (i.e., RIM or RIFUS) determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.
In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.
Frequent Trading Policies and Limitations on Trading Activity
Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.
Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.
While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.
If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase Shares of any Fund advised by RIM will be permanently revoked.
If the Funds do not have direct access to the shareholder's account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the
102

shareholder. In the event that the shareholder’s Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.
Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds' Chief Compliance Officer (“CCO”).
The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict or reject purchase and exchange orders as described above.
In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary's frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on a Financial Intermediary's frequent trading policies must be approved by the Funds' CCO after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds' policies and procedures.
This policy will not apply to:
•	Money Market Funds. The Board of Trustees believes that it is unnecessary for any money market fund to have frequent trading policies because these funds may be used as short term investments.
•	Transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. RIM and the Board of Trustees believe these transactions do not offer the opportunity for price arbitrage.
•	Institutional accounts, including but not limited to, foundations, endowments or defined benefit plans, where the transactions are a result of the characteristics of the account (e.g., donor directed activity or funding or disbursements of defined benefit plan payments) rather than a result of implementation of an investment strategy, so long as such transactions do not interfere with the efficient management of a Fund’s portfolio or are otherwise not in a Fund’s best interests.
•	Trading associated with asset allocated programs where the asset allocation has been developed by RIM or an affiliate of RIM and RIM has transparency into the amount of trading and the ability to monitor and assess the impact to the Funds or scheduled rebalancing of asset allocated programs based on set trading schedules within specified limits.
•	Systematic purchase or redemption programs, if available.
In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.
This policy will not affect any shareholder’s redemption rights.
Risks of Frequent Trading
Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.
Additionally, to the extent that a Fund invests in an Underlying Fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their
103

understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair values of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.
Because certain small capitalization equity securities may be traded infrequently, to the extent that a Fund invests in an Underlying Fund that invests significantly in small capitalization equity securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Underlying Funds which invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small capitalization portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.
Limitations on the Ability to Detect and Curtail Frequent Trading
The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder in an omnibus account or curtail their trading practices.
Any exceptions to this policy may only be made by the CCO after a determination that the transaction does not constitute improper trading or other trading activity that may be harmful to the Funds.
The Underlying Funds have similar frequent trading policies.  Please see the Prospectus of the Underlying Funds for further details.
additional information about HOW TO REDEEM SHARES
For all Funds: Shares may be redeemed through your Financial Intermediary on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Any redemption requests received after the redemption order cut-off time will be processed on the following business day at the next calculated net asset value per share. If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and accept redemption orders until the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept redemption orders for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.
Redemption Dates and Times
For all Funds: Redemption requests must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
104

If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Systematic Withdrawal Program
Your Financial Intermediary may offer a systematic withdrawal program whereby you may choose to redeem your Shares and receive regular payments from your account. The Funds do not require specific redemption amounts or specific dates for systematic withdrawals; however, your Financial Intermediary may set certain restrictions for this option. Please contact your Financial Intermediary for further information.
When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.
For Class A and Class A2 Shares, if your Financial Intermediary was paid a commission by the Funds' Distributor on your Class A and Class A2 Shares and you redeem those Class A and Class A2 Shares within one year of purchase, you may pay a deferred sales charge of 1%.
For Class C1 Shares, if you redeem your Class C1 Shares within one year of purchase, you may pay a deferred sales charge of 1%.
You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.
PAYMENT OF REDEMPTION PROCEEDS
Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.
When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary. For certain investment programs where your account is held directly with the Funds' Transfer Agent, your redemption proceeds will be paid in one of the following manners: (1) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (2) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.
OTHER INFORMATION ABOUT SHARE TRANSACTIONS
Written Instructions
Written instructions must be in proper form as determined by your Financial Intermediary. For certain investment programs where your account is held directly with the Funds’ Transfer Agent, the Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:
•	The Fund name and account number
•	Details related to the transaction including type and amount
105

•	Signatures of all owners exactly as registered on the account
•	Any supporting legal documentation that may be required
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Responsibility for Fraud
Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.
Signature Guarantee
Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or account changes. A signature guarantee verifies the authenticity of your signature and helps protect your account against fraud or unauthorized transactions. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association with which you have a banking or investment relationship. A notary public cannot provide a signature guarantee. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.
Escheatment and Inactivity
For any accounts held directly at the Funds, the Funds will comply with all federal search and notification requirements, as defined in section 17AD-17 of the Securities Exchange Act of 1934, as amended. Should the assets be determined to be abandoned, then the Funds are legally obligated to escheat said abandoned property to the appropriate state’s unclaimed property administrator, as determined by the owner’s last known address of record.
Furthermore, the Funds will comply with any and all state regulations regarding “inactivity.” Broadly described, state inactivity rules define time periods during which, and specific means by which, shareholders must “contact” their assets, i.e. the Funds, the Funds' agent and/or their Financial Intermediary. The Funds are legally obligated to escheat inactive assets to the state of jurisdiction as identified by the owner’s address of record.
It is the intention of the Funds to comply with the appropriate regulative body for each given instance. For additional information, questions, or concerns regarding these regulations, please contact the Abandoned/Unclaimed Property division of your state of residence, or please contact your Financial Intermediary.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
If you have elected to receive dividends and/or distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Funds with regards to uncashed checks, the Funds may convert your distribution option to have all dividends and/or other distributions reinvested in additional Shares.
Registration of Fund Accounts
Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track
106

of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.
107

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.
The information in the following tables represents the Financial Highlights for all Funds' Share Classes that had Shares outstanding as of October 31, 2016.
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Conservative Strategy Fund
Class A
October 31, 2016	10.65	.24	.13	.37	(.25)	(.85)	—
October 31, 2015	11.16	.27	(.26)	.01	(.27)	(.25)	—
October 31, 2014	11.09	.14	.28	.42	(.13)	(.22)	—
October 31, 2013	11.02	.28	.08	.36	(.27)	(.02)	—
October 31, 2012	10.53	.24	.50	.74	(.25)	—	—
Class C
October 31, 2016	10.55	.16	.13	.29	(.17)	(.85)	—
October 31, 2015	11.06	.18	(.25)	(.07)	(.19)	(.25)	—
October 31, 2014	10.99	.05	.30	.35	(.06)	(.22)	—
October 31, 2013	10.94	.19	.09	.28	(.21)	(.02)	—
October 31, 2012	10.46	.16	.49	.65	(.17)	—	—
Class E
October 31, 2016	10.70	.24	.13	.37	(.25)	(.85)	—
October 31, 2015	11.21	.26	(.25)	.01	(.27)	(.25)	—
October 31, 2014	11.13	.14	.29	.43	(.13)	(.22)	—
October 31, 2013	11.05	.30	.07	.37	(.27)	(.02)	—
October 31, 2012	10.56	.25	.49	.74	(.25)	—	—
Class R1
October 31, 2016	10.72	.29	.12	.41	(.29)	(.85)	—
October 31, 2015	11.23	.32	(.26)	.06	(.32)	(.25)	—
October 31, 2014	11.15	.18	.30	.48	(.18)	(.22)	—
October 31, 2013	11.08	.31	.10	.41	(.32)	(.02)	—
October 31, 2012	10.59	.28	.51	.79	(.30)	—	—
Class R4(f)
October 31, 2016	10.67	.25	.13	.38	(.26)	(.85)	—
October 31, 2015	11.18	.29	(.26)	.03	(.29)	(.25)	—
October 31, 2014	11.10	.15	.30	.45	(.15)	(.22)	—
October 31, 2013	11.03	.32	.06	.38	(.29)	(.02)	—
October 31, 2012	10.54	.27	.49	.76	(.27)	—	—
Class R5(g)
October 31, 2016	10.74	.23	.13	.36	(.23)	(.85)	—
October 31, 2015	11.25	.27	(.27)	—	(.26)	(.25)	—
October 31, 2014	11.17	.13	.29	.42	(.12)	(.22)	—
October 31, 2013	11.09	.30	.06	.36	(.26)	(.02)	—
October 31, 2012	10.60	.28	.44	.72	(.23)	—	—
Class S
October 31, 2016	10.73	.28	.11	.39	(.27)	(.85)	—
October 31, 2015	11.24	.30	(.26)	.04	(.30)	(.25)	—
October 31, 2014	11.16	.16	.30	.46	(.16)	(.22)	—
October 31, 2013	11.09	.31	.08	.39	(.30)	(.02)	—
October 31, 2012	10.60	.28	.49	.77	(.28)	—	—
See Notes to Financial Highlights at the end of this section.
108

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)(h)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(h)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(1.10)	9.92	3.97	88,921.76		.54	2.47	18
(.52)	10.65	.11	106,603.75		.55	2.54	39
(.35)	11.16	3.92	124,288.75		.56	1.22	26
(.29)	11.09	3.35	136,433.73		.57	2.55	21
(.25)	11.02	7.15	133,172.72		.56	2.28	22

(1.02)	9.82	3.22	161,404	1.51	1.29	1.67	18
(.44)	10.55	(.64)	188,011	1.50	1.30	1.71	39
(.28)	11.06	3.21	210,015	1.50	1.31	.47	26
(.23)	10.99	2.61	227,048	1.48	1.32	1.76	21
(.17)	10.94	6.28	230,038	1.47	1.31	1.51	22

(1.10)	9.97	3.95	14,227.76		.54	2.43	18
(.52)	10.70	.12	17,017.75		.55	2.43	39
(.35)	11.21	3.99	20,901.75		.56	1.22	26
(.29)	11.13	3.40	24,180.74		.57	2.75	21
(.25)	11.05	7.11	39,156.72		.56	2.32	22

(1.14)	9.99	4.35	19,546.51		.16	2.88	18
(.57)	10.72	.50	28,784.50		.17	2.96	39
(.40)	11.23	4.40	38,079.50		.17	1.63	26
(.34)	11.15	3.79	43,145.48		.17	2.81	21
(.30)	11.08	7.57	40,536.47		.14	2.59	22

(1.11)	9.94	4.11	15,964.76		.41	2.56	18
(.54)	10.67	.23	16,189.75		.42	2.70	39
(.37)	11.18	4.14	25,502.75		.42	1.38	26
(.31)	11.10	3.51	35,427.73		.42	2.95	21
(.27)	11.03	7.32	44,214.72		.39	2.51	22

(1.08)	10.02	3.88	14,067	1.01	.66	2.33	18
(.51)	10.74	(.03)	20,285	1.00	.67	2.45	39
(.34)	11.25	3.83	27,768	1.00	.67	1.16	26
(.28)	11.17	3.30	42,335.98		.67	2.76	21
(.23)	11.09	6.91	63,878.98		.64	2.6	22

(1.12)	10.00	4.20	43,375.51		.29	2.77	18
(.55)	10.73	.36	57,824.50		.30	2.78	39
(.38)	11.24	4.25	83,582.50		.31	1.46	26
(.32)	11.16	3.59	82,691.48		.32	2.82	21
(.28)	11.09	7.37	95,523.47		.31	2.61	22
109

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Moderate Strategy Fund
Class A
October 31, 2016	11.58	.27	.25	.52	(.30)	(1.17)	—
October 31, 2015	12.02	.31	(.31)	—	(.31)	(.13)	—
October 31, 2014	11.59	.17	.43	.60	(.17)	—	—
October 31, 2013	11.06	.26	.53	.79	(.26)	—	—
October 31, 2012	10.51	.24	.55	.79	(.24)	—	—
Class C
October 31, 2016	11.46	.19	.25	.44	(.22)	(1.17)	—
October 31, 2015	11.90	.22	(.31)	(.09)	(.22)	(.13)	—
October 31, 2014	11.49	.08	.42	.50	(.09)	—	—
October 31, 2013	10.99	.18	.52	.70	(.20)	—	—
October 31, 2012	10.44	.16	.55	.71	(.16)	—	—
Class E
October 31, 2016	11.60	.27	.25	.52	(.29)	(1.17)	—
October 31, 2015	12.04	.36	(.37)	(.01)	(.30)	(.13)	—
October 31, 2014	11.61	.18	.42	.60	(.17)	—	—
October 31, 2013	11.08	.29	.50	.79	(.26)	—	—
October 31, 2012	10.52	.23	.57	.80	(.24)	—	—
Class R1
October 31, 2016	11.62	.34	.21	.55	(.32)	(1.17)	—
October 31, 2015	12.07	.36	(.34)	.02	(.34)	(.13)	—
October 31, 2014	11.63	.23	.42	.65	(.21)	—	—
October 31, 2013	11.11	.31	.51	.82	(.30)	—	—
October 31, 2012	10.56	.27	.57	.84	(.29)	—	—
Class R4(f)
October 31, 2016	11.59	.28	.24	.52	(.30)	(1.17)	—
October 31, 2015	12.03	.33	(.33)	—	(.31)	(.13)	—
October 31, 2014	11.60	.20	.41	.61	(.18)	—	—
October 31, 2013	11.08	.29	.51	.80	(.28)	—	—
October 31, 2012	10.52	.26	.56	.82	(.26)	—	—
Class R5(g)
October 31, 2016	11.64	.25	.25	.50	(.27)	(1.17)	—
October 31, 2015	12.08	.32	(.35)	(.03)	(.28)	(.13)	—
October 31, 2014	11.64	.17	.42	.59	(.15)	—	—
October 31, 2013	11.12	.30	.47	.77	(.25)	—	—
October 31, 2012	10.56	.27	.51	.78	(.22)	—	—
Class S
October 31, 2016	11.62	.29	.24	.53	(.31)	(1.17)	—
October 31, 2015	12.06	.34	(.32)	.02	(.33)	(.13)	—
October 31, 2014	11.63	.20	.43	.63	(.20)	—	—
October 31, 2013	11.11	.30	.51	.81	(.29)	—	—
October 31, 2012	10.55	.27	.56	.83	(.27)	—	—
See Notes to Financial Highlights at the end of this section.
110

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(1.47)	10.63	5.29	182,049.74		.49	2.58	34
(.44)	11.58	(.04)	202,107.74		.51	2.61	32
(.17)	12.02	5.19	222,875.73		.56	1.45	14
(.26)	11.59	7.22	235,684.72		.57	2.35	13
(.24)	11.06	7.67	232,467.71		.56	2.21	23

(1.39)	10.51	4.53	225,204	1.49	1.24	1.83	34
(.35)	11.46	(.80)	265,698	1.49	1.26	1.88	32
(.09)	11.90	4.39	301,445	1.48	1.31	.70	14
(.20)	11.49	6.42	318,120	1.47	1.32	1.60	13
(.16)	10.99	6.91	314,391	1.46	1.31	1.48	23

(1.46)	10.66	5.26	9,421.74		.57	2.62	34
(.43)	11.60	(.14)	13,559.73		.56	3.07	32
(.17)	12.04	5.18	37,485.73		.56	1.51	14
(.26)	11.61	7.17	47,129.72		.57	2.56	13
(.24)	11.08	7.75	74,240.71		.56	2.14	23

(1.49)	10.68	5.60	20,069.49		.24	3.23	34
(.47)	11.62	.18	36,011.49		.21	3.07	32
(.21)	12.07	5.67	53,016.48		.17	1.92	14
(.30)	11.63	7.57	69,274.47		.17	2.71	13
(.29)	11.11	8.10	66,823.46		.14	2.48	23

(1.47)	10.64	5.26	27,183.74		.49	2.64	34
(.44)	11.59	(.01)	32,895.74		.46	2.80	32
(.18)	12.03	5.31	45,828.73		.42	1.68	14
(.28)	11.60	7.31	67,330.72		.42	2.56	13
(.26)	11.08	7.95	73,019.71		.39	2.38	23

(1.44)	10.70	5.06	17,668.99		.74	2.39	34
(.41)	11.64	(.27)	23,915.99		.71	2.70	32
(.15)	12.08	5.10	36,598.98		.67	1.46	14
(.25)	11.64	7.01	57,788.97		.67	2.63	13
(.22)	11.12	7.55	86,756.97		.64	2.56	23

(1.48)	10.67	5.43	104,034.49		.32	2.77	34
(.46)	11.62	.16	125,274.49		.31	2.89	32
(.20)	12.06	5.44	147,870.48		.31	1.71	14
(.29)	11.63	7.41	154,841.47		.32	2.63	13
(.27)	11.11	8.02	155,433.46		.31	2.52	23
111

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Balanced Strategy Fund
Class A
October 31, 2016	12.07	.25	.23	.48	(.26)	(.88)	—
October 31, 2015	12.43	.34	(.37)	(.03)	(.33)	—	—
October 31, 2014	11.89	.21	.53	.74	(.20)	—	—
October 31, 2013	10.78	.22	1.10	1.32	(.21)	—	—
October 31, 2012	10.20	.22	.57	.79	(.21)	—	—
Class C
October 31, 2016	11.89	.16	.23	.39	(.18)	(.88)	—
October 31, 2015	12.26	.24	(.36)	(.12)	(.25)	—	—
October 31, 2014	11.76	.12	.52	.64	(.14)	—	—
October 31, 2013	10.69	.14	1.09	1.23	(.16)	—	—
October 31, 2012	10.11	.14	.58	.72	(.14)	—	—
Class E
October 31, 2016	12.13	.26	.21	.47	(.25)	(.88)	—
October 31, 2015	12.48	.36	(.40)	(.04)	(.31)	—	—
October 31, 2014	11.94	.22	.52	.74	(.20)	—	—
October 31, 2013	10.82	.25	1.08	1.33	(.21)	—	—
October 31, 2012	10.23	.22	.58	.80	(.21)	—	—
Class R1
October 31, 2016	12.20	.30	.20	.50	(.28)	(.88)	—
October 31, 2015	12.55	.38	(.37)	.01	(.36)	—	—
October 31, 2014	12.00	.27	.52	.79	(.24)	—	—
October 31, 2013	10.86	.27	1.12	1.39	(.25)	—	—
October 31, 2012	10.28	.25	.59	.84	(.26)	—	—
Class R4(f)
October 31, 2016	12.10	.25	.22	.47	(.25)	(.88)	—
October 31, 2015	12.46	.35	(.38)	(.03)	(.33)	—	—
October 31, 2014	11.92	.24	.51	.75	(.21)	—	—
October 31, 2013	10.80	.24	1.11	1.35	(.23)	—	—
October 31, 2012	10.21	.23	.59	.82	(.23)	—	—
Class R5(g)
October 31, 2016	12.13	.22	.22	.44	(.22)	(.88)	—
October 31, 2015	12.48	.33	(.39)	(.06)	(.29)	—	—
October 31, 2014	11.94	.22	.51	.73	(.19)	—	—
October 31, 2013	10.83	.23	1.08	1.31	(.20)	—	—
October 31, 2012	10.23	.24	.56	.80	(.20)	—	—
Class S
October 31, 2016	12.19	.27	.24	.51	(.28)	(.88)	—
October 31, 2015	12.55	.36	(.37)	(.01)	(.35)	—	—
October 31, 2014	12.00	.25	.52	.77	(.22)	—	—
October 31, 2013	10.87	.25	1.12	1.37	(.24)	—	—
October 31, 2012	10.28	.24	.59	.83	(.24)	—	—
See Notes to Financial Highlights at the end of this section.
112

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(1.14)	11.41	4.56	808,160.72		.44	2.24	16
(.33)	12.07	(.31)	909,827.72		.48	2.75	35
(.20)	12.43	6.30	1,058,976.72		.56	1.74	19
(.21)	11.89	12.47	1,093,788.71		.57	1.99	11
(.21)	10.78	7.94	1,068,990.70		.56	2.07	20

(1.06)	11.22	3.80	910,762	1.47	1.19	1.47	16
(.25)	11.89	(1.05)	1,089,189	1.47	1.23	1.95	35
(.14)	12.26	5.51	1,252,253	1.47	1.31	.98	19
(.16)	11.76	11.60	1,300,173	1.46	1.32	1.22	11
(.14)	10.69	7.22	1,283,125	1.45	1.31	1.32	20

(1.13)	11.47	4.38	23,708.72		.57	2.35	16
(.31)	12.13	(.32)	37,184.72		.56	2.93	35
(.20)	12.48	6.26	64,210.72		.56	1.81	19
(.21)	11.94	12.50	88,974.71		.57	2.22	11
(.21)	10.82	7.98	129,301.70		.56	2.16	20

(1.16)	11.54	4.70	124,091.47		.26	2.68	16
(.36)	12.20	.04	200,991.47		.23	3.03	35
(.24)	12.55	6.63	265,650.47		.17	2.24	19
(.25)	12.00	13.00	306,020.46		.17	2.36	11
(.26)	10.86	8.36	279,572.45		.14	2.34	20

(1.13)	11.44	4.46	115,400.72		.51	2.25	16
(.33)	12.10	(.31)	153,931.72		.48	2.86	35
(.21)	12.46	6.39	206,600.72		.42	1.99	19
(.23)	11.92	12.67	276,656.71		.42	2.15	11
(.23)	10.80	8.23	267,734.70		.39	2.24	20

(1.10)	11.47	4.18	73,055.97		.76	2.00	16
(.29)	12.13	(.48)	101,555.97		.73	2.71	35
(.19)	12.48	6.17	144,430.97		.67	1.82	19
(.20)	11.94	12.32	212,516.96		.67	2.01	11
(.20)	10.83	7.95	261,491.95		.64	2.34	20

(1.16)	11.54	4.73	404,463.47		.32	2.43	16
(.35)	12.19	(.13)	479,581.47		.31	2.93	35
(.22)	12.55	6.52	566,395.47		.31	2.03	19
(.24)	12.00	12.77	614,376.46		.32	2.20	11
(.24)	10.87	8.26	548,418.45		.31	2.30	20
113

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions in Excess	$ Return of Capital
Growth Strategy Fund
Class A
October 31, 2016	11.68	.21	.19	.40	(.20)	—	—
October 31, 2015	12.14	.30	(.48)	(.18)	(.25)	(.03)	—
October 31, 2014	11.60	.23	.52	.75	(.21)	—	—
October 31, 2013	10.11	.17	1.48	1.65	(.16)	—	—
October 31, 2012	9.56	.17	.55	.72	(.17)	—	—
Class C
October 31, 2016	11.36	.11	.19	.30	(.12)	—	—
October 31, 2015	11.85	.20	(.46)	(.26)	(.21)	(.02)	—
October 31, 2014	11.36	.13	.52	.65	(.16)	—	—
October 31, 2013	9.93	.08	1.46	1.54	(.11)	—	—
October 31, 2012	9.41	.10	.53	.63	(.11)	—	—
Class E
October 31, 2016	11.73	.23	.17	.40	(.20)	—	—
October 31, 2015	12.19	.35	(.53)	(.18)	(.25)	(.03)	—
October 31, 2014	11.64	.24	.52	.76	(.21)	—	—
October 31, 2013	10.15	.18	1.47	1.65	(.16)	—	—
October 31, 2012	9.59	.18	.54	.72	(.16)	—	—
Class R1
October 31, 2016	11.81	.26	.18	.44	(.23)	—	—
October 31, 2015	12.27	.36	(.50)	(.14)	(.29)	(.03)	—
October 31, 2014	11.72	.29	.52	.81	(.26)	—	—
October 31, 2013	10.21	.20	1.50	1.70	(.19)	—	—
October 31, 2012	9.65	.21	.56	.77	(.21)	—	—
Class R4(f)
October 31, 2016	11.72	.23	.17	.40	(.20)	—	—
October 31, 2015	12.18	.33	(.50)	(.17)	(.26)	(.03)	—
October 31, 2014	11.64	.26	.50	.76	(.22)	—	—
October 31, 2013	10.14	.19	1.48	1.67	(.17)	—	—
October 31, 2012	9.59	.19	.54	.73	(.18)	—	—
Class R5(g)
October 31, 2016	11.73	.19	.19	.38	(.18)	—	—
October 31, 2015	12.19	.31	(.50)	(.19)	(.25)	(.02)	—
October 31, 2014	11.65	.24	.49	.73	(.19)	—	—
October 31, 2013	10.16	.17	1.47	1.64	(.15)	—	—
October 31, 2012	9.59	.20	.52	.72	(.15)	—	—
Class S
October 31, 2016	11.81	.25	.19	.44	(.23)	—	—
October 31, 2015	12.27	.34	(.49)	(.15)	(.28)	(.03)	—
October 31, 2014	11.72	.26	.53	.79	(.24)	—	—
October 31, 2013	10.21	.19	1.50	1.69	(.18)	—	—
October 31, 2012	9.65	.20	.55	.75	(.19)	—	—

See Notes to Financial Highlights at the end of this section.
114

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(.20)	11.88	3.50	583,888.72		.57	1.85	14
(.28)	11.68	(1.50)	664,817.72		.56	2.51	39
(.21)	12.14	6.52	759,361.72		.56	1.91	22
(.16)	11.60	16.55	768,352.71		.57	1.53	11
(.17)	10.11	7.64	713,412.70		.56	1.79	23

(.12)	11.54	2.69	554,255	1.47	1.32	1.04	14
(.23)	11.36	(2.31)	652,442	1.47	1.31	1.68	39
(.16)	11.85	5.77	761,495	1.47	1.31	1.12	22
(.11)	11.36	15.62	763,893	1.46	1.32	.76	11
(.11)	9.93	6.84	704,704	1.45	1.31	1.05	23

(.20)	11.93	3.48	21,217.72		.57	1.96	14
(.28)	11.73	(1.51)	25,868.72		.56	2.89	39
(.21)	12.19	6.57	50,878.72		.56	2.04	22
(.16)	11.64	16.47	69,531.71		.57	1.67	11
(.16)	10.15	7.69	95,667.70		.56	1.87	23

(.23)	12.02	3.86	76,969.47		.27	2.24	14
(.32)	11.81	(1.15)	99,618.47		.23	2.96	39
(.26)	12.27	6.95	149,940.47		.17	2.43	22
(.19)	11.72	16.93	166,211.46		.17	1.87	11
(.21)	10.21	8.15	143,252.45		.14	2.08	23

(.20)	11.92	3.53	84,535.72		.52	1.97	14
(.29)	11.72	(1.42)	110,916.72		.48	2.72	39
(.22)	12.18	6.63	148,650.72		.42	2.19	22
(.17)	11.64	16.73	199,046.71		.42	1.74	11
(.18)	10.14	7.81	200,007.70		.39	1.97	23

(.18)	11.93	3.28	54,899.97		.77	1.69	14
(.27)	11.73	(1.71)	63,731.97		.73	2.60	39
(.19)	12.19	6.37	94,141.97		.67	2.01	22
(.15)	11.65	16.37	135,920.96		.67	1.57	11
(.15)	10.16	7.65	171,237.95		.64	2.03	23

(.23)	12.02	3.81	218,172.47		.32	2.20	14
(.31)	11.81	(1.23)	271,012.47		.31	2.81	39
(.24)	12.27	6.81	317,268.47		.31	2.16	22
(.18)	11.72	16.80	304,251.46		.32	1.71	11
(.19)	10.21	7.96	258,600.45		.31	2.01	23

115

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions in Excess	$ Return of Capital
Equity Growth Strategy Fund
Class A
October 31, 2016	11.26	.20	.19	.39	(.17)	—	—
October 31, 2015	11.75	.32	(.53)	(.21)	(.26)	(.02)	—
October 31, 2014	11.24	.26	.49	.75	(.24)	—	—
October 31, 2013	9.50	.12	1.75	1.87	(.13)	—	—
October 31, 2012	8.93	.15	.54	.69	(.12)	—	—
Class C
October 31, 2016	10.17	.07	.20	.27	(.10)	—	—
October 31, 2015	10.64	.17	(.43)	(.26)	(.20)	(.01)	—
October 31, 2014	10.23	.14	.46	.60	(.19)	—	—
October 31, 2013	8.69	.04	1.59	1.63	(.09)	—	—
October 31, 2012	8.21	.07	.51	.58	(.10)	—	—
Class E
October 31, 2016	11.01	.21	.17	.38	(.17)	—	—
October 31, 2015	11.49	.34	(.54)	(.20)	(.26)	(.02)	—
October 31, 2014	10.99	.26	.48	.74	(.24)	—	—
October 31, 2013	9.30	.13	1.69	1.82	(.13)	—	—
October 31, 2012	8.75	.14	.53	.67	(.12)	—	—
Class R1
October 31, 2016	11.32	.25	.18	.43	(.21)	—	—
October 31, 2015	11.81	.44	(.60)	(.16)	(.31)	(.02)	—
October 31, 2014	11.29	.34	.46	.80	(.28)	—	—
October 31, 2013	9.53	.15	1.77	1.92	(.16)	—	—
October 31, 2012	8.95	.18	.55	.73	(.15)	—	—
Class R4(f)
October 31, 2016	11.05	.20	.19	.39	(.18)	—	—
October 31, 2015	11.53	.34	(.52)	(.18)	(.28)	(.02)	—
October 31, 2014	11.03	.30	.45	.75	(.25)	—	—
October 31, 2013	9.32	.14	1.71	1.85	(.14)	—	—
October 31, 2012	8.77	.16	.52	.68	(.13)	—	—
Class R5(g)
October 31, 2016	10.92	.17	.19	.36	(.15)	—	—
October 31, 2015	11.40	.32	(.53)	(.21)	(.25)	(.02)	—
October 31, 2014	10.91	.26	.45	.71	(.22)	—	—
October 31, 2013	9.23	.11	1.69	1.80	(.12)	—	—
October 31, 2012	8.68	.16	.51	.67	(.12)	—	—
Class S
October 31, 2016	11.30	.23	.19	.42	(.20)	—	—
October 31, 2015	11.79	.33	(.51)	(.18)	(.29)	(.02)	—
October 31, 2014	11.27	.30	.48	.78	(.26)	—	—
October 31, 2013	9.52	.15	1.75	1.90	(.15)	—	—
October 31, 2012	8.95	.17	.54	.71	(.14)	—	—
See Notes to Financial Highlights at the end of this section.
116

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(.17)	11.48	3.56	182,586.74		.57	1.82	16
(.28)	11.26	(1.80)	206,436.73		.56	2.72	47
(.24)	11.75	6.70	233,233.72		.56	2.28	23
(.13)	11.24	19.86	241,814.71		.57	1.17	14
(.12)	9.50	7.90	218,585.71		.56	1.61	24

(.10)	10.34	2.72	242,007	1.49	1.32	.73	16
(.21)	10.17	(2.51)	280,881	1.48	1.31	1.60	47
(.19)	10.64	5.87	327,125	1.47	1.31	1.37	23
(.09)	10.23	18.95	331,940	1.46	1.32	.42	14
(.10)	8.69	7.12	311,910	1.46	1.31	.86	24

(.17)	11.22	3.52	5,873.74		.57	1.91	16
(.28)	11.01	(1.78)	10,665.73		.56	3.01	47
(.24)	11.49	6.76	23,055.72		.56	2.35	23
(.13)	10.99	19.74	29,977.72		.57	1.29	14
(.12)	9.30	7.84	42,548.71		.56	1.60	24

(.21)	11.54	3.88	24,918.49		.24	2.26	16
(.33)	11.32	(1.45)	34,770.48		.21	3.81	47
(.28)	11.81	7.17	66,147.47		.17	2.97	23
(.16)	11.29	20.37	87,682.46		.17	1.40	14
(.15)	9.53	8.29	64,614.46		.14	1.95	24

(.18)	11.26	3.63	31,006.74		.49	1.87	16
(.30)	11.05	(1.66)	38,243.73		.46	3.02	47
(.25)	11.53	6.87	57,343.72		.42	2.61	23
(.14)	11.03	20.07	92,890.71		.42	1.34	14
(.13)	9.32	7.94	88,307.71		.39	1.83	24

(.15)	11.13	3.40	22,283.99		.74	1.60	16
(.27)	10.92	(1.94)	30,620.98		.71	2.87	47
(.22)	11.40	6.61	53,253.97		.67	2.34	23
(.12)	10.91	19.71	70,233.97		.67	1.14	14
(.12)	9.23	7.81	78,384.96		.64	1.78	24

(.20)	11.52	3.81	160,083.49		.32	2.08	16
(.31)	11.30	(1.54)	177,374.48		.31	2.84	47
(.26)	11.79	7.04	179,424.47		.31	2.56	23
(.15)	11.27	20.15	190,902.46		.32	1.46	14
(.14)	9.52	8.06	192,200.47		.31	1.82	24
117

Notes to Financial Highlights – October 31, 2016
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Total return for Class A does not reflect a front end sales charge. If sales charges were included, the total return would be lower.
(d)	May reflect amounts waived and/or reimbursed by RIM and/or RIFUS.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests
(f)	As of October 1, 2014, Class R2 shares were reclassified as Class R4 shares and all shareholders were issued shares of Class R4. Class R2 shares are no longer offered. The financials highlights for the period ended October 31, 2014 reflect a consolidation of the financial activity of Class R2 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31, 2014. All prior periods reflect the financial activity of Class R2 shares.
(g)	As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all shareholders were issued shares of Class R5. Class R3 shares are no longer offered. The financials highlights for the period ended October 31, 2014 reflect a consolidation of the financial activity of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R5 shares for the period October 2, 2014 through October 31, 2014. All prior periods reflect the financial activity of Class R3 shares.
(h)	Gross and Net Expense Ratios for the period ended October 31, 2016, include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Conservative Strategy Fund would have been 0.01% higher.
118

MONEY MANAGER INFORMATION
The money managers of the Underlying Funds are not affiliates of the Funds or Underlying Funds, RIM, RIFUS or the Distributor other than as a result of their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC Funds, or to other clients of RIM or its affiliates, including Russell Investments Trust Company. Investments in the Funds are not deposits with or other liabilities of any of the money managers and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. The money managers do not guarantee the performance of the Underlying Funds or any particular rate of return.
For a complete list of current money managers for the Underlying Funds please see the Underlying Funds' Prospectus. A complete list of current money managers for the Underlying Funds can also be found at https://russellinvestments.com.
When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.
119

EXPENSE NOTES
The following notes supplement the Annual Fund Operating Expenses tables in the Risk/Return Summary and provide additional information necessary to understand the expenses provided in those tables:
•	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.
•	Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 7.25%, 7.25%, 7.25%, 6.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 and Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
•	“Acquired Fund Fees and Expenses” are indirect expenses borne by the Funds as a result of their investment in another fund or funds, including any subsidiary. The fees payable by a Fund with respect to the investment of cash reserves are included in “Acquired Fund Fees and Expenses” if they are at least 0.01% of the Fund’s average net assets. If such fees are less than 0.01% of the Fund’s average net assets, they are included in “Other Expenses.”
•	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class C and Class E Shares, and an administrative fee of up to 0.0425% of average daily net assets for all Classes of Shares.
•	Shareholders in the Funds bear indirectly the proportionate expenses of the Underlying Funds in which they invest. These expenses are reflected in Acquired (Underlying) Fund Fees and Expenses. The Funds’ Net Annual Fund Operating Expense ratios in the table are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which the Funds invest. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of the Funds assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds.
120

PERFORMANCE NOTES
The following notes supplement the Performance tables in the Risk/Return Summary and provide additional information necessary to understand the returns provided in those tables:
The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Conservative Strategy Fund
The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.
Prior to March 1, 2016, the performance of the Fund’s Class E Shares was shown in the bar chart because the Fund’s Class S Shares did not have ten (10) years of performance. Class S Shares have substantially similar annual returns as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. However, because the Fund’s Class S Shares have lower fees and expenses than those for the Fund’s Class E Shares, the annual returns (net of fees) of the Fund’s Class S Shares shown in the bar chart are higher than the annual returns for Class E Shares for the time periods presented.
The performance shown for Class A Shares has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares. Class R2 Shares have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class D Shares were redesignated Class R3 Shares on March 1, 2006. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
Moderate Strategy Fund
The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.
Prior to March 1, 2016, the performance of the Fund’s Class E Shares was shown in the bar chart because the Fund’s Class S Shares did not have ten (10) years of performance. Class S Shares have substantially similar annual returns as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. However, because the Fund’s Class S Shares have lower fees and expenses than those for the Fund’s Class E Shares, the annual returns (net of fees) of the Fund’s Class S Shares shown in the bar chart are higher than the annual returns for Class E Shares for the time periods presented.
The performance shown for Class A Shares has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.
121

The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares. Class R2 Shares have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class D Shares were redesignated Class R3 Shares on March 1, 2006. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
Balanced Strategy Fund
The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.
Prior to March 1, 2016, the performance of the Fund’s Class E Shares was shown in the bar chart because the Fund’s Class S Shares did not have ten (10) years of performance. Class S Shares have substantially similar annual returns as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. However, because the Fund’s Class S Shares have lower fees and expenses than those for the Fund’s Class E Shares, the annual returns (net of fees) of the Fund’s Class S Shares shown in the bar chart are higher than the annual returns for Class E Shares for the time periods presented.
The performance shown for Class A Shares has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s R2 Shares. Class R2 Shares have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class D Shares were redesignated Class R3 Shares on March 1, 2006. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
122

Growth Strategy Fund
The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.
Prior to March 1, 2016, the performance of the Fund’s Class E Shares was shown in the bar chart because the Fund’s Class S Shares did not have ten (10) years of performance. Class S Shares have substantially similar annual returns as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. However, because the Fund’s Class S Shares have lower fees and expenses than those for the Fund’s Class E Shares, the annual returns (net of fees) of the Fund’s Class S Shares shown in the bar chart are higher than the annual returns for Class E Shares for the time periods presented.
The performance shown for Class A Shares has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares. Class R2 Shares have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class D Shares were redesignated Class R3 Shares on March 1, 2006. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
Equity Growth Strategy Fund
Prior to March 1, 2016, the performance of the Fund’s Class E Shares was shown in the bar chart because the Fund’s Class S Shares did not have ten (10) years of performance. Class S Shares have substantially similar annual returns as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. However, because the Fund’s Class S Shares have lower fees and expenses than those for the Fund’s Class E Shares, the annual returns (net of fees) of the Fund’s Class S Shares shown in the bar chart are higher than the annual returns for Class E Shares for the time periods presented.
The performance shown for Class A Shares has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.
The Fund has not yet issued Class A1 Shares. The returns shown for Class A1 Shares are the returns of the Fund’s Class E Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A1 sales charge of 2.50%. Class A1 Shares will have substantially similar annual returns (both before and after tax) as the Class E Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A1 Shares do not have the same expenses as the Class E Shares.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares. Class R2 Shares have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5
123

Shares. Class D Shares were redesignated Class R3 Shares on March 1, 2006. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
The Fund has not yet issued Class T Shares. The returns shown for Class T Shares are the returns of the Fund’s Class S Shares. Class T Shares will have substantially similar annual returns (both before and after tax) as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class S Shares.
No Class A2, Class A3 or Class C1 Shares were issued as of the date of this Prospectus.
124

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

For more information about the Funds, the following documents are available without charge:
ANNUAL/SEMIANNUAL REPORTS: Additional information about each Fund’s investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.
The annual and semiannual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds' and Underlying Funds' SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:
Russell Investments
P.O. Box 8420
Boston, MA 02266-8420
Telephone: 1-800-787-7354
The Funds' and Underlying Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at https://russellinvestments.com.
Each year you are automatically sent an updated Prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds' Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.
You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy (formerly, the Public Reference Room) in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL” brand.
Distributor: Russell Investments Financial Services, LLC.
Russell Investment Company’s SEC File No. 811-03153
36-08-182 (0317)

Prospectus
LifePoints ® Funds
Target Date Series

March 1, 2017
Ticker Symbol by Class
Fund	A	E	R1	R4	R5	S
2020 Strategy Fund	RLLAX*	RLLEX	RLLRX	RLLUX	RLLVX	RLLSX
2025 Strategy Fund	--	--	RPLRX	RPLUX	RPLVX	--
2030 Strategy Fund	RRLAX*	RRLEX	RRLRX	RRLUX	RRLVX	RRLSX
2035 Strategy Fund	--	--	RVLRX	RVLUX	RVLVX	--
2040 Strategy Fund	RXLAX*	RXLEX	RXLRX	RXLUX	RXLVX	RXLSX
2045 Strategy Fund	--	--	RWLRX	RWLUX	RWLVX	--
2050 Strategy Fund	--	--	RYLRX	RYLUX	RYLWX	--
2055 Strategy Fund	--	--	RQLRX	RQLUX	RQLVX	--
In Retirement Fund	RZLAX*	--	RZLRX	RZLUX	RZLVX	--
*	Class A Shares are not currently offered to new shareholders.
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
800-787-7354

Risk/Return Summary
2020 Strategy Fund
Investment Objective

The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 110 and 112, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A*	Class E, R1, R4, R5, S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)#	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
*	Class A Shares are not currently offered to new shareholders.
#	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class A Shares	Class E Shares	Class R1 Shares	Class R4 Shares	Class R5 Shares	Class S Shares
Advisory Fee	None	None	None	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	0.25%	None	None	0.25%	0.50%	None
Other Expenses (including shareholder services fees of 0.25% for Class E Shares)	0.00%	0.25%	0.00%	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	0.84%	0.84%	0.59%	0.84%	1.09%	0.59%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
Effective October 1, 2010, Russell Investment Management, LLC (“RIM”) agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class A Shares	Class E Shares	Class R1 Shares	Class R4 Shares	Class R5 Shares	Class S Shares
1 Year	$ 656	$ 86	$ 60	$ 86	$ 111	$ 60
3 Years	$ 828	$ 268	$189	$ 268	$ 347	$189
5 Years	$1,014	$ 466	$329	$ 466	$ 601	$329
10 Years	$1,553	$1,037	$738	$1,037	$1,329	$738
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund’s approximate target allocation as of March 1, 2017 is 33% to equity Underlying Funds, 60.4% to fixed income Underlying Funds and 6.6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon the Board of Trustees’ (“Board”) approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
2

Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIM believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIM believes offers reduced risk and price volatility and, accordingly, lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
3

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
4

•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
5

•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
6

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	0.36%	4.58%	3.05%
Return Before Taxes, Class E	6.37%	5.82%	3.67%
Return Before Taxes, Class R1	6.58%	6.07%	3.91%
Return Before Taxes, Class R4	6.31%	5.82%	3.65%
Return Before Taxes, Class R5	6.17%	5.58%	3.41%
Return Before Taxes, Class S	6.72%	6.09%	3.94%
Return After Taxes on Distributions, Class S	4.50%	2.85%	1.75%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	4.85%	4.30%	2.64%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
7

Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
2025 Strategy Fund
Investment Objective

The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class R1 Shares	Class R4 Shares	Class R5 Shares
Advisory Fee	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5)	None	0.25%	0.50%
Other Expenses	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	0.61%	0.86%	1.11%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
Effective October 1, 2010, Russell Investment Management, LLC (“RIM”) agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
8

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class R1 Shares	Class R4 Shares	Class R5 Shares
1 Year	$ 62	$ 88	$ 113
3 Years	$195	$ 274	$ 353
5 Years	$340	$ 477	$ 612
10 Years	$762	$1,061	$1,352
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund’s approximate target allocation as of March 1, 2017 is 42.6% to equity Underlying Funds, 50.2% to fixed income Underlying Funds and 7.2% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon the Board of Trustees’ (“Board”) approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
9

Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIM believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIM believes offers reduced risk and price volatility and, accordingly, lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
10

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
11

•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
12

•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
13

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class R1 Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	6.98%	6.73%	3.92%
Return Before Taxes, Class R5	6.86%	6.46%	3.66%
Return Before Taxes, Class R1	7.39%	6.99%	4.19%
Return After Taxes on Distributions, Class R1	5.80%	4.46%	2.40%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	4.91%	5.11%	2.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	8.67%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
14

Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
2030 Strategy Fund
Investment Objective

The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 110 and 112, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A*	Class E, R1, R4, R5, S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)#	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
*	Class A Shares are not currently offered to new shareholders.
#	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class A Shares	Class E Shares	Class R1 Shares	Class R4 Shares	Class R5 Shares	Class S Shares
Advisory Fee	None	None	None	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	0.25%	None	None	0.25%	0.50%	None
Other Expenses (including shareholder services fees of 0.25% for Class E Shares)	0.00%	0.25%	0.00%	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	0.89%	0.89%	0.64%	0.89%	1.14%	0.64%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
15

Effective October 1, 2010, Russell Investment Management, LLC (“RIM”) agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class A Shares	Class E Shares	Class R1 Shares	Class R4 Shares	Class R5 Shares	Class S Shares
1 Year	$ 661	$ 91	$ 65	$ 91	$ 116	$ 65
3 Years	$ 843	$ 284	$205	$ 284	$ 362	$205
5 Years	$1,040	$ 493	$357	$ 493	$ 628	$357
10 Years	$1,608	$1,096	$798	$1,096	$1,386	$798
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund’s approximate target allocation as of March 1, 2017 is 54.5% to equity Underlying Funds, 37.7% to fixed income Underlying Funds and 7.8% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon the Board of Trustees’ (“Board”) approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
16

Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIM believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIM believes offers reduced risk and price volatility and, accordingly, lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
17

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
18

•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
19

•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
20

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	1.79%	6.38%	2.47%
Return Before Taxes, Class E	8.09%	7.67%	3.00%
Return Before Taxes, Class R1	8.34%	7.93%	3.28%
Return Before Taxes, Class R4	8.08%	7.65%	3.02%
Return Before Taxes, Class R5	7.78%	7.37%	2.75%
Return Before Taxes, Class S	8.34%	7.94%	3.28%
Return After Taxes on Distributions, Class S	6.60%	5.05%	1.52%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.75%	5.94%	2.31%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
21

Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
2035 Strategy Fund
Investment Objective

The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class R1 Shares	Class R4 Shares	Class R5 Shares
Advisory Fee	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	None	0.25%	0.50%
Other Expenses	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	0.68%	0.93%	1.18%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
Effective October 1, 2010, Russell Investment Management, LLC (“RIM”) agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
22

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class R1 Shares	Class R4 Shares	Class R5 Shares
1 Year	$ 69	$ 95	$ 120
3 Years	$218	$ 296	$ 375
5 Years	$379	$ 515	$ 649
10 Years	$847	$1,143	$1,432
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund’s approximate target allocation as of March 1, 2017 is 67% to equity Underlying Funds, 24% to fixed income Underlying Funds and 9% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon the Board of Trustees’ (“Board”) approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
23

Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIM believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIM believes offers reduced risk and price volatility and, accordingly, lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
24

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
25

•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
26

•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
27

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class R1 Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	8.98%	8.60%	4.12%
Return Before Taxes, Class R5	8.71%	8.33%	3.86%
Return Before Taxes, Class R1	9.25%	8.85%	4.37%
Return After Taxes on Distributions, Class R1	7.94%	6.52%	2.84%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	6.28%	6.78%	3.24%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	8.67%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
28

Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
2040 Strategy Fund
Investment Objective

The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 110 and 112, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A*	Class E, R1, R4, R5, S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)#	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
*	Class A Shares are not currently offered to new shareholders.
#	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class A Shares	Class E Shares	Class R1 Shares	Class R4 Shares	Class R5 Shares	Class S Shares
Advisory Fee	None	None	None	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	0.25%	None	None	0.25%	0.50%	None
Other Expenses (including shareholder services fees of 0.25% for Class E Shares)	0.00%	0.25%	0.00%	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	0.96%	0.96%	0.71%	0.96%	1.21%	0.71%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
29

Effective October 1, 2010, Russell Investment Management, LLC (“RIM”) agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class A Shares	Class E Shares	Class R1 Shares	Class R4 Shares	Class R5 Shares	Class S Shares
1 Year	$ 667	$ 98	$ 73	$ 98	$ 123	$ 73
3 Years	$ 863	$ 306	$227	$ 306	$ 384	$227
5 Years	$1,075	$ 531	$395	$ 531	$ 665	$395
10 Years	$1,685	$1,178	$883	$1,178	$1,466	$883
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund’s approximate target allocation as of March 1, 2017 is 82.5% to equity Underlying Funds, 7% to fixed income Underlying Funds and 10.5% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon the Board of Trustees’ (“Board”) approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
30

Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIM believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIM believes offers reduced risk and price volatility and, accordingly, lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
31

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
32

•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
33

•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
34

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	10 Years
Return Before Taxes, Class A	3.48%	7.38%	2.72%
Return Before Taxes, Class E	9.73%	8.63%	3.31%
Return Before Taxes, Class R1	10.03%	8.91%	3.59%
Return Before Taxes, Class R4	9.74%	8.63%	3.33%
Return Before Taxes, Class R5	9.49%	8.37%	3.07%
Return Before Taxes, Class S	10.02%	8.90%	3.58%
Return After Taxes on Distributions, Class S	7.96%	5.69%	1.71%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	7.56%	6.84%	2.62%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
35

Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
2045 Strategy Fund
Investment Objective

The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class R1 Shares	Class R4 Shares	Class R5 Shares
Advisory Fee	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	None	0.25%	0.50%
Other Expenses	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	0.71%	0.96%	1.21%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
Effective October 1, 2010, Russell Investment Management, LLC (“RIM”) agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
36

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class R1 Shares	Class R4 Shares	Class R5 Shares
1 Year	$ 73	$ 98	$ 123
3 Years	$227	$ 306	$ 384
5 Years	$395	$ 531	$ 665
10 Years	$883	$1,178	$1,466
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund’s approximate target allocation as of March 1, 2017 is 82.5% to equity Underlying Funds, 7% to fixed income Underlying Funds and 10.5% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon the Board of Trustees’ (“Board”) approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
37

Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIM believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIM believes offers reduced risk and price volatility and, accordingly, lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
38

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
39

•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
40

•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
41

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class R1 Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	9.67%	8.64%	4.18%
Return Before Taxes, Class R5	9.33%	8.36%	3.90%
Return Before Taxes, Class R1	9.98%	8.91%	4.43%
Return After Taxes on Distributions, Class R1	8.99%	6.81%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	6.69%	6.89%	3.31%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	8.67%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
42

Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
2050 Strategy Fund
Investment Objective

The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class R1 Shares	Class R4 Shares	Class R5 Shares
Advisory Fee	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	None	0.25%	0.50%
Other Expenses	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	0.71%	0.96%	1.21%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
Effective October 1, 2010, Russell Investment Management, LLC (“RIM”) agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
43

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class R1 Shares	Class R4 Shares	Class R5 Shares
1 Year	$ 73	$ 98	$ 123
3 Years	$227	$ 306	$ 384
5 Years	$395	$ 531	$ 665
10 Years	$883	$1,178	$1,466
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund’s approximate target allocation as of March 1, 2017 is 82.5% to equity Underlying Funds, 7% to fixed income Underlying Funds and 10.5% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon the Board of Trustees’ (“Board”) approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
44

Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIM believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIM believes offers reduced risk and price volatility and, accordingly, lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
45

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
46

•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
47

•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
48

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class R1 Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	9.55%	8.63%	4.37%
Return Before Taxes, Class R5	9.34%	8.34%	4.11%
Return Before Taxes, Class R1	9.87%	8.87%	4.63%
Return After Taxes on Distributions, Class R1	8.58%	6.08%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	6.86%	6.80%	3.45%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	8.67%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
49

Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
2055 Strategy Fund
Investment Objective

The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class R1 Shares	Class R4 Shares	Class R5 Shares
Advisory Fee	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	None	0.25%	0.50%
Other Expenses	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	0.71%	0.96%	1.21%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
Effective October 1, 2010, Russell Investment Management, LLC (“RIM”) agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
50

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class R1 Shares	Class R4 Shares	Class R5 Shares
1 Year	$ 73	$ 98	$ 123
3 Years	$227	$ 306	$ 384
5 Years	$395	$ 531	$ 665
10 Years	$883	$1,178	$1,466
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund’s approximate target allocation as of March 1, 2017 is 82.5% to equity Underlying Funds, 7% to fixed income Underlying Funds and 10.5% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.  The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon the Board of Trustees’ (“Board”) approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
51

Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIM believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIM believes offers reduced risk and price volatility and, accordingly, lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
52

•	Long-Term Viability Risk. The Fund is relatively new and has relatively low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
53

•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
54

•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
55

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class R1 Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	Since Inception
Return Before Taxes, Class R4	9.68%	8.65%	6.16%
Return Before Taxes, Class R5	9.39%	8.38%	5.90%
Return Before Taxes, Class R1	9.99%	8.90%	6.42%
Return After Taxes on Distributions, Class R1	9.27%	7.60%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	6.48%	6.90%	4.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	12.38%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
56

Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
In Retirement Fund
Investment Objective

The Fund seeks to provide income and capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 110 and 112, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 25 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A*	Class R1, R4, R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)#	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
*	Class A Shares are not currently offered to new shareholders.
#	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
57

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Class A Shares	Class R1 Shares	Class R4 Shares	Class R5 Shares
Advisory Fee	None	None	None	None
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class R4 and R5 Shares)	0.25%	None	0.25%	0.50%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Acquired (Underlying) Fund Fees and Expenses	0.57%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	0.82%	0.57%	0.82%	1.07%
#	“Total Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these expenses are reflected under “Acquired Fund Fees and Expenses.”
Effective October 1, 2010, Russell Investment Management, LLC (“RIM”), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Class A Shares	Class R1 Shares	Class R4 Shares	Class R5 Shares
1 Year	$ 654	$ 58	$ 84	$ 109
3 Years	$ 822	$183	$ 262	$ 340
5 Years	$1,004	$318	$ 455	$ 590
10 Years	$1,530	$714	$1,014	$1,306
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” and invests only in the Shares of other Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund’s assets to the Underlying Funds in which it invests is approximately 27.1% to equity Underlying Funds, 66.3% to fixed income Underlying Funds and 6.6% to alternative Underlying Funds. The Fund’s allocation does not shift over time. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, may modify the target asset allocation for the Fund, including changes to the Underlying Funds in which the Fund invests, from time to time. RIM’s allocation decisions are generally based on capital markets research, including factors such as RIM’s outlook for the
58

RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. In the future, the Fund may also invest in other RIC Underlying Funds. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation, range of variance from the target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval. The Select U.S. Equity and Select International Equity Underlying Funds are managed directly by RIM. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.
The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIM represent or guarantee that the Fund will be able to meet this goal.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Fund may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a
59

fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans
60

and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
•	Commodity Risk. Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
61

•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
62

Class R1 Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	(0.51)%	3.52%	3.64%
Return Before Taxes, Class R4	5.58%	4.76%	4.35%
Return Before Taxes, Class R5	5.44%	4.51%	4.08%
Return Before Taxes, Class R1	5.85%	5.00%	4.60%
Return After Taxes on Distributions, Class R1	3.58%	1.86%	2.20%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	4.27%	3.40%	3.09%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Senior Portfolio Manager, and Brian Meath, Chief Investment Officer of Multi-Asset Solutions, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since June 2016 and Mr. Meath has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 64.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 64.
•	Taxes, please see Taxes on page 64.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 64.
63

Additional Information
How to Purchase Shares
Unless you are eligible to participate in a Russell Investments employee investment program, Shares are only available through a select network of banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations (collectively, “Financial Intermediaries”). Certain Classes of Shares may only be purchased by specified categories of investors and are only offered by certain Financial Intermediaries. There is currently no required minimum initial investment. Each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares.
For more information about how to purchase Shares, please see Additional Information about How to Purchase Shares in the Funds' Prospectus.
How to Redeem Shares
Shares may be redeemed through your Financial Intermediary on any business day of the Funds (defined as a day on which the New York Stock Exchange (“NYSE”) is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption requests must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on a business day of the Funds, in order to be processed at the net asset value calculated on that day. Because Financial Intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is. Please contact your Financial Intermediary for instructions on how to place redemption requests.
For more information about how to redeem Shares, please see Additional Information about How to Redeem Shares in the Funds' Prospectus.
Taxes
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, distributions from a Fund are generally taxable to you as either ordinary income or capital gains.
For more information about these and other tax matters relating to each Fund and its shareholders, please see Additional Information about Taxes in the Funds' Prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of a Fund through a broker-dealer or other Financial Intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.
For more information about payments to broker-dealers and other Financial Intermediaries please see Distribution and Shareholder Services Arrangements and Payments to Financial Intermediaries in the Funds' Prospectus.
64

MANAGEMENT OF THE Funds and Underlying Funds
The Funds' and Underlying Funds' investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2016, managed over $36.4 billion in 51 mutual fund portfolios. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly hold a majority ownership interest and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly hold a significant minority ownership interest in RIM and its affiliates (“Russell Investments”). TA Associates is one of the oldest and most experienced global growth private equity firms. Reverence Capital is a private investment firm, focused on investing in leading financial services companies.
The RIC funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations (collectively, “Financial Intermediaries”) that have been selected by RIM or Russell Investments Financial Services, LLC (the “Distributor”). Most RIC Funds are designed to be used within multi-asset portfolios. Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide exposure to RIM's multi-asset investment method utilizing RIM's money manager research services. Multi-asset investing is the process of gaining exposure to a globally diverse mix of asset classes and styles and to combine traditional securities, such as equities and bonds, with non-traditional approaches, such as alternative investments. RIM's multi-asset approach combines diversification, research and selection of unaffiliated money managers and dynamic portfolio management.  RIM uses its core capabilities (capital markets insights, manager research, asset allocation, portfolio implementation and factor exposures) to manage the Underlying Funds by combining various money managers and/or strategies into a single Underlying Fund.
The assets of the Underlying Funds other than the Select U.S. Equity and Select International Equity Funds are invested using a “multi-style, multi-manager diversification” technique. Unlike most investment companies that have a single organization that acts as investment adviser, these Underlying Funds divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM. RIM’s money manager research services include evaluating and recommending professional investment advisory and management organizations (“money managers”) to make specific portfolio investments or recommendations for each asset class, according to designated investment objectives, styles and strategies.
Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund and managing each Fund’s and Underlying Funds' overall exposures.  All assets of the Funds are allocated to the Underlying Funds. All assets of the Select U.S. Equity and Select International Equity Funds are managed directly by RIM. For all other Underlying Funds, subject to the approval of the Underlying Funds' Board of Trustees, RIM selects, oversees and evaluates the performance results of the Underlying Funds' money managers and allocates most Underlying Fund assets among multiple money manager investment strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly and selects the individual portfolio instruments for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment. RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect a Fund’s investment strategies and/or to actively manage an Underlying Fund’s overall exposures to seek to achieve the desired risk/return profile for the Underlying Fund. RIM also manages the portion of Underlying Fund assets for which an Underlying Fund’s non-discretionary money managers provide model portfolios to RIM and each Underlying Fund’s cash balances. RIM may also manage portions of an Underlying Fund during transitions between money managers.
The Funds' and Underlying Funds' administrator is Russell Investments Fund Services, LLC (“RIFUS”), a wholly-owned subsidiary of RIM. RIFUS is also the transfer agent for the Funds and Underlying Funds. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. The Funds' and Underlying Funds' custodian, State Street Bank and Trust Company, maintains custody of the Funds' and
65

Underlying Funds' assets and establishes and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds and Underlying Funds invest. RIFUS, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. As described above, each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.
RIM’s employees who have primary responsibility for the management of the Funds (the “RIM Managers”) are:
•	Rob Balkema, Senior Portfolio Manager since May 2016. From 2012 to May 2016, Mr. Balkema was a Portfolio Manager. From 2010 to 2012, Mr. Balkema was a Senior Research Analyst on the investment process and risk team. Mr. Balkema shares primary responsibility for the management of the 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and In Retirement Funds with Mr. Meath.
•	Brian Meath, Chief Investment Officer of Multi-Asset Solutions since May 2016. Mr. Meath was a Senior Portfolio Manager from 2013 to April 2016. Mr. Meath was a Portfolio Manager from 2010 to 2013. Mr. Meath shares primary responsibility for the management of the 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and In Retirement Funds with Mr. Balkema.
Please see the Funds' Statement of Additional Information (“SAI”) for additional information about the RIM Managers' compensation, other accounts managed by the RIM Managers and the RIM Managers' ownership of securities in the Funds.
In the last fiscal year, the Funds did not pay RIM any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory fees paid to RIM by the Underlying Funds in which the Funds invest.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIM as a percentage of average daily net assets of each Underlying Fund was: Select U.S. Equity Fund, 0.25%; U.S. Defensive Equity Fund, 0.55%; U.S. Dynamic Equity Fund, 0.80%; U.S. Small Cap Equity Fund, 0.70%; Select International Equity Fund, 0.30%; Global Equity Fund, 0.95%; Emerging Markets Fund, 1.13%; Commodity Strategies Fund, 0.83%; Global Infrastructure Fund, 0.91%; Global Real Estate Securities Fund, 0.80%; Global Opportunistic Credit Fund, 0.676%; Strategic Bond Fund, 0.466%; Investment Grade Bond Fund, 0.25% and Short Duration Bond Fund, 0.368%.
Each Underlying Fund invests its cash in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund.
Each Underlying Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM.  RIM charges a management fee of 0.07% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.0025% to RIFUS.  RIM retains the balance of the management fee.
A discussion regarding the basis for approval by the Board of the investment advisory contract between RIM and the Funds is available in the Funds' semiannual report to shareholders covering the period ended April 30, 2016.
The Trustees are responsible generally for overseeing the management and operations of RIC. The Trustees and RIC’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIC or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIC’s registration statement, nor any other communications or disclosure documents from or on behalf of RIC creates a contract between a shareholder of a Fund and: (i) RIC; (ii) a Fund; (iii) a service provider to RIC or a Fund; and/or (iv) the Trustees or officers of RIC.
The Trustees, on behalf of RIC, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIC and the Funds. Shareholders are not third-party beneficiaries of such agreements.
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten RIC Funds: the Commodity Strategies Fund, Emerging Markets Fund, Global Equity Fund, Global Infrastructure Fund, Global
66

Opportunistic Credit Fund, International Developed Markets Fund, Russell Multi-Strategy Alternative Fund (liquidated in 2016), Strategic Bond Fund, U.S. Small Cap Equity Fund and Global Real Estate Securities Fund.  The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the 1940 Act, for the Funds’ alleged payment of excessive investment management fees to RIM.  On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten RIC Funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the Funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the Funds recovery of the amount of the allegedly excessive compensation or payments received from these ten RIC Funds and earnings that would have accrued to the plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. On November 15, 2016, the Court granted RIM’s and RIFUS’s motion for summary judgment with respect to the Russell Multi-Strategy Alternative Fund and granted the motion in part with respect to the other nine RIC Funds. A trial with respect to plaintiff’s claims on behalf of the remaining nine RIC Funds is currently scheduled to commence in March 2017. RIM and RIFUS are vigorously defending the actions.
THE MONEY MANAGERS for the Underlying Funds
RIM allocates most of each Underlying Fund's assets (except the Select U.S. Equity and Select International Equity Funds) among multiple money manager investment strategies. Money managers are unaffiliated with RIM and are listed under “Money Manager Information” at the end of this Prospectus. RIM, as the Underlying Funds' adviser, may change the allocation of an Underlying Fund's assets at any time.
A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment. Assets not allocated to discretionary money managers are managed by RIM.
Each discretionary money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund's assets. Each non-discretionary money manager provides RIM with a model portfolio, based upon which RIM purchases and sells securities for an Underlying Fund. Each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIM. RIM develops such parameters for each money manager based on an Underlying Fund's investment program, RIM’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIM attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although, under the Underlying Funds' multi-manager structure, RIM is responsible for oversight of the services provided by the Underlying Funds' money managers and for providing reports to the Board regarding the money managers’ activities, the Board, the officers, RIM and Russell Investments do not evaluate the investment merits of a money manager’s individual security selections.
The Underlying Funds received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits RIM to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board, without a shareholder vote. An Underlying Fund is required to notify its shareholders within 90 days after a money manager begins providing services. Each Underlying Fund selects money managers based upon the research and recommendations of RIM. RIM evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.
67

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS
Each of the following RIC LifePoints Funds (the “Funds”) has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of a Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.
Each of the Funds is a “fund of funds” and invests only in the shares of other RIC Funds. The equity Underlying Funds in which the Funds may invest include the Select U.S. Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Select International Equity, Global Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Global Opportunistic Credit, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds.
2020 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consisted of approximately 33% equity funds, 60.4% fixed income funds and 6.6% alternative funds, with an increasing allocation to fixed income funds over time. The Fund’s target allocation to fixed income funds will be fixed at 66.3% in approximately the year 2020.
2025 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consisted of approximately 42.6% equity funds, 50.2% fixed income funds and 7.2% alternative funds, with an increasing allocation to fixed income funds over time. The Fund’s target allocation to fixed income funds will be fixed at 66.3% in approximately the year 2025.
2030 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consisted of approximately 54.5% equity funds, 37.7% fixed income funds and 7.8% alternative funds, with an increasing allocation to fixed income funds over time. The Fund’s target allocation to fixed income funds will be fixed at 66.3% in approximately the year 2030.
2035 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consisted of approximately 67% equity funds, 24% fixed income funds and 9% alternative funds, with an increasing allocation to fixed income funds over time. The Fund’s target allocation to fixed income funds will be fixed at 66.3% in approximately the year 2035.
2040 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consisted of approximately 82.5% equity funds, 7% fixed income funds and 10.5% alternative funds, with an increasing allocation to fixed income funds over time. The Fund’s target allocation to fixed income funds will be fixed at 66.3% in approximately the year 2040.
68

2045 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consisted of approximately 82.5% equity funds, 7% fixed income funds and 10.5% alternative funds, with an increasing allocation to fixed income funds over time. The Fund’s target allocation to fixed income funds will be fixed at 66.3% in approximately the year 2045.
2050 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consisted of approximately 82.5% equity funds, 7% fixed income funds and 10.5% alternative funds, with an increasing allocation to fixed income funds over time. The Fund’s target allocation to fixed income funds will be fixed at 66.3% in approximately the year 2050.
2055 Strategy Fund	Seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consisted of 82.5% equity funds, 7% fixed income funds and 10.5% alternative funds, with an increasing allocation to fixed income funds over time. The Fund’s target allocation to fixed income funds will be fixed at 66.3% in approximately the year 2055.
In Retirement Fund	Seeks to provide income and capital growth.
The Fund pursues this objective by investing in a diversified portfolio that, as of March 1, 2017, consists of approximately 27.1% equity funds, 66.3% fixed income funds and 6.6% alternative funds. The Fund’s asset allocation does not shift over time.
Principal Investment Strategies
Each of the Funds discussed in this Prospectus is a “fund of funds” and seeks to achieve its objective by investing in Shares of several other RIC Funds (the “Underlying Funds”) which represent various asset classes. Each Fund currently intends to invest only in the Underlying Funds. The 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings.
The following table shows the Funds’ approximate expected allocations to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds effective on or about March 1, 2017.
Asset Allocation	In Retirement Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund
Equity Underlying Funds	27.1%	33%	42.6%	54.5%	67%	82.5%	82.5%	82.5%	82.5%
Fixed Income Underlying Funds	66.3%	60.4%	50.2%	37.7%	24%	7%	7%	7%	7%
Alternative Underlying Funds*	6.6%	6.6%	7.2%	7.8%	9%	10.5%	10.5%	10.5%	10.5%
*	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
The following chart illustrates how the target asset allocation for the Strategy Funds becomes more conservative over time. The Strategy Funds intend to change their allocation to the Underlying Funds in which they invest once a year, typically near year end. At approximately the target year, the target allocations of each Strategy Fund to the Underlying Funds will be fixed at 66.3% exposure to Underlying fixed income funds, 27.1% exposure to Underlying equity funds and
69

6.6% to Underlying alternative funds. This means that you will have 33.7% of your investment exposed to the equity and alternative Underlying Funds, and the risks of such exposure, while in retirement. RIM may in the future change the Strategy Funds’ asset allocation shift over time.

RIM, the Funds’ investment adviser, may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. These types of changes may impact the Funds’ asset allocation shift over time. A Fund’s target strategic asset allocation, range of variance from the target strategic allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
In the future, the Funds may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds. Information regarding a Fund’s actual and target strategic allocations to the Underlying Funds is available to shareholders at https://russellinvestments.com and on a periodic basis through the Fund’s quarterly, semiannual and annual reports, filed with the SEC. The Funds’ asset allocation and the asset allocation shift over time are based on proprietary research which takes into account Department of Labor regulations regarding qualified default investment options for employee benefit plans.
After a Strategy Fund reaches its target year, it may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval. The Board will, consistent with its fiduciary duty, consider the best interests of shareholders when determining whether to authorize a liquidation or merger of a Fund. Unless Fund Shares are held in a tax-deferred account, a Fund liquidation may result in a taxable event for shareholders of the liquidated Fund.
Choosing a Fund
The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The Strategy Funds are intended for investors planning for retirement who desire an asset allocated portfolio that becomes more conservative over time. The Strategy Funds whose stated target years are further away invest a greater portion of their assets in equity and alternative Underlying Funds, which RIM believes provide a greater opportunity for capital appreciation over the long-term. Generally, the potential for higher returns over time is accompanied by a higher risk of a
70

decline in the value of your investment. The Strategy Funds whose stated target years are closer invest a greater portion of their assets in fixed income Underlying Funds, which RIM believes typically offer reduced risk and price volatility, and, accordingly, lower expected returns than the Strategy Funds that are further from their stated target year.
When selecting a Strategy Fund, consider your estimated retirement date. It is expected that you will choose a Strategy Fund whose stated target year is closest to your retirement date. Choosing a Strategy Fund targeting an earlier target year represents a more conservative choice; choosing a Strategy Fund with a later target year represents a more aggressive choice. It is important to note that the target year of the Strategy Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. More conservative investors might want to consider investing in a Strategy Fund with a target year earlier than one that is closest to their planned retirement year.
Asset allocation—dividing your investment among various asset classes—is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Strategy Funds are designed to provide you with a single Fund with an asset allocation that changes over time as your investment time horizon changes.
The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The fixed asset allocation of the In Retirement Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIM represent or guarantee that the Fund will be able to meet this goal.
You should also realize that the Funds are not a complete solution to your retirement needs. You must weigh many factors when considering when to retire, what your retirement needs will be, and what sources of income you may need.
On rare occasions, a Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, a Fund may not achieve its investment objective during such times. A Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
71

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
of the Underlying Funds
The objective and principal strategies of each Underlying Fund are described in this section. The Funds currently intend to allocate assets to all or some of the Underlying Funds described below. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354.
Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.
RIM or the money managers may or may not use all of the securities and investment strategies listed below. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Underlying Funds. The Underlying Funds may invest in other types of securities and use other investment strategies that are not described in this Prospectus. Such securities and investment strategies may subject the Underlying Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and non-principal investment strategies that may be used by the Underlying Funds.
Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
Select U.S. Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies but may also invest in small capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund's investment objective by managing the Fund's overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry or sector). RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund's desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell 1000® Index but may include or be entirely comprised of stocks not included in the Russell 1000® Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures.  RIM may also invest in index futures, index put or call options or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes.
The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index
72

futures contracts. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
U.S. Defensive Equity Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund's investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 130/30 strategy) pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund.  RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
U.S. Dynamic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies believed to be currently
73

undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 120/20 strategy) pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
U.S. Small Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value and market-oriented) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
74

Select International Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks issued by companies economically tied to or located in developed market countries, other than the U.S. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed ex-U.S. Large Cap Index or within the capitalization range of the Russell Developed ex-U.S. Large Cap Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry, sector or region). RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell Developed ex-U.S. Large Cap Index but may include or be entirely comprised of stocks not included in the Russell Developed ex-U.S. Large Cap Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures. RIM may also invest in index futures, index put or call options, currency forwards or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Global Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund’s securities
75

are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed Large Cap Index or within the capitalization range of the Russell Developed Large Cap Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Emerging Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid securities.”
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-style (growth, value and market-oriented) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers,
76

which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund.  RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund's non-discretionary money mangers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may invest in other investment companies and pooled investment vehicles. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Commodity Strategies Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Principal Investment Strategies
The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked instruments, other commodity-linked instruments, derivative instruments (including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. It is designed to generally achieve positive performance relative to that of the Bloomberg Commodity Index Total Return (“Bloomberg Index”), although there can be no guarantee that this positive performance will be achieved. The Bloomberg Index is a broadly diversified futures index composed of futures contracts on 22 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The Fund’s or the Subsidiary’s use of derivatives may cause the Fund’s or Subsidiary’s investment returns to be impacted by the performance of instruments the Fund or the Subsidiary does not own and result in the Fund’s or the Subsidiary’s total investment exposure exceeding the value of its portfolio. The Fund may use derivatives to take both long and short positions.
The Fund may invest in corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), U.S. Government securities, variable and floating rate securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of “investment grade” quality at the time of purchase, but the Fund may also invest its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.
The Fund may purchase and sell non-commodity futures contracts, including interest rate, Treasury, Eurodollar, and currency futures, and may enter into spot and forward currency contracts.
The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the
77

Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund’s cash balances. In order to seek to achieve the Fund’s investment objective, RIM may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund’s Prospectus for further information.
Global Infrastructure Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may invest in large, medium or small capitalization companies.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by
78

concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages Fund assets not allocated to money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps.
The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Global Opportunistic Credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund
79

considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include total return swaps, index credit default swaps and to be announced (“TBA”) securities. The Fund also purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in convertible securities, including contingent convertible securities. A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in variable and floating rate securities. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income, and as a secondary objective, capital appreciation.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
80

Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investment grade bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of “investment grade” quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
81

Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.
The Fund invests principally in short duration bonds and defines short duration as a duration ranging from 0.5 to 3.0 years.  The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
82

RISKS
An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. Please refer to the discussion below and the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the Underlying Funds.
The principal risks of investing in the Funds are those associated with:
Investing in Affiliated Underlying Funds
Since the assets of each Fund are invested in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies. Because RIM’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each fund of funds among the Underlying Funds, RIM may be deemed to have a conflict of interest. RIM, however, is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.
Asset Allocation
Neither the Funds nor RIM can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
Long-Term Viability Risk
Certain Funds are relatively new Funds and have relatively low assets under management which may result in additional risk. There can be no assurance that these Funds will grow to an economically viable size, in which case these Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.
The Funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among the Underlying Funds. The following are the risks associated with investing in the Underlying Funds which are also risks of investing in the Funds as a result of their investment in the Underlying Funds:
Multi-Manager Approach
While the investment strategies employed by an Underlying Fund's money managers are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by an Underlying Fund's multiple money managers may result in an Underlying Fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to an Underlying Fund's performance depending upon the performance of those securities and the overall economic environment. The money managers selected for an Underlying Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase an Underlying Fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of an Underlying Fund's investment strategy depends on, among other things, both RIM’s skill in selecting money managers and allocating assets to those money managers and on a money manager’s skill in executing the relevant investment strategy and selecting investments for the Underlying Fund.
Active Management Risk
Actively managed investment portfolios are subject to active management risk. Despite strategies designed to achieve an Underlying Fund's investment objective, the values of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. Investments in an Underlying Fund could be lost or an Underlying Fund could underperform other investments. For the Select U.S. Equity Fund and Select International Equity Fund, RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predicative or qualitative assessments are incorrect, the Underlying Fund may underperform.
83

•	Security and Security Basket Selection
The securities, baskets of securities or instruments chosen by RIM or a money manager to be in an Underlying Fund's portfolio may not perform as RIM or the Underlying Fund’s money managers expect. In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Exposure Tilts
RIM will implement shifts in the Select U.S. Equity and Select International Equity Funds' exposures by over or underweighting any of the portfolio’s investment characteristics relative to its index over the short, intermediate or long term. Such tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect.
•	Management of Underlying Fund Exposures
There is no guarantee that RIM will effectively assess an Underlying Fund's overall exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term. To seek to actively manage certain Underlying Funds’ overall exposures, RIM may use index-based strategies, including index replication and optimized index sampling. For more information about these strategies, see the Index-Based Investing risk in this Prospectus. RIM may also use quantitative models in the management of an Underlying Fund's exposures. For more information about quantitative models, see the Quantitative Investing risk in this Prospectus. In order to respond to changes in market risks and opportunities, RIM may implement shifts in an Underlying Fund's investment style exposures by changing the Underlying Fund’s money manager allocations. Such shifts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect.
Index-Based Investing
The Underlying Funds may use index-based strategies, including index replication and optimized index sampling, for certain purposes, including actively managing an Underlying Fund's overall exposures. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index, but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Underlying Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and an Underlying Fund may not hold all the securities and may hold securities not included in the reference index. An Underlying Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of an Underlying Fund's portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Non-Discretionary Implementation Risk
With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio. In addition, RIM
84

may deviate, subject to certain limitations, from the model portfolios provided by non-discretionary money managers for various purposes and this may cause an Underlying Fund's return to be lower than if RIM had implemented the model portfolio as provided by the money manager.
Quantitative Investing
Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts. This could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund's overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest as a result of the factors used in the analysis, the weight placed on each factor, and changes in underlying market conditions. As market dynamics shift over time, a previously successful input or model may become outdated and result in losses. Inputs or models may be flawed or not work as anticipated and cause an Underlying Fund to underperform other funds with similar objectives and strategies. Certain inputs and models may utilize third-party data and models that RIM believes to be reliable. However, RIM does not guarantee the accuracy of third-party data or models.
Equity Securities Risk
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the performance of individual companies (company risk). Therefore, the value of an investment in the Underlying Funds may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.
•	Common Stocks
The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt instruments will take precedence over the claims of owners of common stocks.
•	Value Stocks
Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
•	Growth Stocks
Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise offset the impact of a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.
•	Defensive Stocks
Investments in defensive stocks are subject to the risks of common stocks. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks. Defensive stocks may also underperform the broad market in declining markets and over various market periods. The relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Defensive stocks may not consistently exhibit the defensive characteristics for which they were selected and may not have lower than average stock price volatility or provide less volatile returns than the broad equity market.
•	Dynamic Stocks
Investments in dynamic stocks are subject to the risks of common stocks. In declining markets, dynamic stocks are likely to underperform growth, value and defensive stocks. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value. Generally, securities with higher
85

price volatility are considered riskier investments than securities with lower price volatility. Dynamic companies may be subject to a heightened risk of bankruptcy. There is no guarantee that a company’s potential for stock price appreciation will be effectively assessed and it is possible that such judgments may prove incorrect. Dynamic investing tends to result in an overweight to medium capitalization stocks.
•	Market-Oriented Investments
Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.
•	Securities of Medium Capitalization Companies
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of an Underlying Fund's portfolio.
•	Securities of Small Capitalization Companies
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
•	Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
•	Preferred Stocks
Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
•	Rights, Warrants and Convertible Securities
Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but rights typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, an Underlying Fund could experience a reduced income rate, potentially to zero. Conversion would deepen the subordination of an Underlying Fund, hence worsening the Underlying Fund’s standing in the case
86

of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.
Fixed Income Securities Risk
Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Interest rates in the United States are at, or near, historic lows, which may increase an Underlying Fund's exposure to risks associated with rising rates. Additionally, expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic conditions. Fixed income markets have experienced volatility, which may result in increased shareholder redemptions; (iii) Company risk which is the risk that the value of fixed income securities fluctuates in response to the performance of individual companies; (iv) Credit and default risk which is the risk that an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money; and (vi) LIBOR risk which is the risk that artificially low submissions to the London Interbank Offered Rate (“LIBOR”) rate setting process during the global financial crisis could adversely affect the interest rates on securities whose payments were determined by reference to LIBOR. According to various reports, certain financial institutions routinely made these submissions as early as 2005 and throughout the global financial crisis. This conduct may have adversely affected the interest rates on certain securities held by the Underlying Funds, and any future similar developments could, in turn, reduce the value of such securities. In addition, certain fixed income transactions may give rise to a form of leverage including, among others, when-issued, delayed delivery or forward commitment transactions, reverse repurchase agreements, dollar rolls and other transactions that may be considered a form of borrowing. An Underlying Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. This may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.
Specific types of fixed income securities are also subject to additional risks which are described below.
•	Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:
•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged;
•	Changes in the financial condition of their issuers;
•	Price fluctuations in response to changes in interest rates; and
•	Reduced liquidity compared to higher rated securities.
As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to an Underlying Fund. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
•	U.S. and Non-U.S. Corporate Debt Securities Risk
U.S. and non-U.S. corporate debt securities are subject to the same risks as other fixed income securities, including interest rate risk and market risk. U.S. and non-U.S. corporate debt securities are also affected by perceptions of the creditworthiness and business prospects of individual issuers. The underlying company may be unable to pay interest or repay principal upon maturity, which could adversely affect the security’s market value. In addition, due to less publicly available financial and other information, less stringent securities
87

regulation, war, and other adverse governmental actions, investments in non-U.S. corporate debt securities may expose the Underlying Funds to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities
Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk, price depreciation risk and default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.
•	Bank Obligations
An adverse development in the banking industry may affect the value of an Underlying Fund's investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments, particularly the recently enacted financial reform legislation. The specific effects of such developments are not yet fully known.
•	Municipal Obligations
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. Timely payments by issuers of industrial development bonds are dependent on the money earned by the particular facility or amount of revenues from other sources, and may be negatively affected by the general credit of the user of the facility.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. In addition, the current economic climate and the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. A lack of information regarding certain issuers may make their municipal securities more difficult to assess. Additionally, uncertainties in the municipal securities market could negatively affect an Underlying Fund's net asset value and/or the distributions paid by an Underlying Fund. Certain municipal obligations in which an Underlying Fund invests may pay interest that is subject to the alternative minimum tax.
To be tax exempt, municipal bonds must meet certain regulatory requirements. The failure of a municipal bond to meet these requirements may cause the interest received by an Underlying Fund from such bonds to be taxable. Interest on a municipal bond may be declared taxable after the issuance of the bond, and such a determination could be applied retroactively to the date of the issuance of the bond, causing a portion of prior distributions made by an Underlying Fund to be taxable to shareholders in the year of receipt. Additionally, income from municipal bonds may be declared taxable due to unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer.
From time to time, an Underlying Fund may invest a substantial amount of its assets in municipal bonds the interest from which is paid from revenues of similar projects. If its investments are concentrated in this manner, an Underlying Fund will assume the legal and economic risks relating to such projects which may significantly impact an Underlying Fund's performance. Additionally, an Underlying Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase an Underlying Fund's
88

exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.
The Underlying Funds may invest in various types of municipal securities that are subject to different risks. These risks may include the following:
•	General Obligation Bonds Risk. Timely payments on general obligation bonds depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•	Revenue Bonds (including Industrial Development Bonds) Risk. Timely payments on revenue bonds, including industrial development bonds, depend on the money earned by the particular facility, or the amount of revenues derived from another source, and may be negatively affected by the general credit of the user of the facility.
•	Private Activities Bonds Risk. Private activities bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
•	Moral Obligation Bonds Risk. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•	Municipal Notes Risk. Municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (although the interest may be includable in taxable income for purposes of the alternative minimum tax) and that have a maturity that is generally one year or less. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, tax free commercial paper, project notes, variable rate demand notes, and tax free participation certificates. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and an Underlying Fund may lose money.
•	Municipal Lease Obligations Risk. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•	Pre-Refunded Municipal Bonds Risk. In the event an Underlying Fund sells a pre-refunded municipal bond prior to its maturity, the price received may be less than the bond’s original cost, depending on market conditions at the time of sale.
•	Money Market Securities (Including Commercial Paper)
Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. An Underlying Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which permit the potential imposition of liquidity fees and redemption gates under certain circumstances. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
•	Asset-Backed Commercial Paper
Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
89

•	Variable and Floating Rate Securities
A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. The interest rate on floating rate securities is ordinarily tied to, and is a specified margin above or below, the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
•	Mortgage-Backed Securities
The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, an Underlying Fund has exposure to prime loans, subprime loans, Alt-A loans and/or non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund's portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced MBS (a “TBA”) at a future date. At the time of purchase, the seller does not specify the particular MBS to be delivered. Instead, an Underlying Fund agrees to accept any MBS that meets specified terms agreed upon between the Underlying Fund and the seller. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by an Underlying Fund.
•	Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment. Since 2008, Fannie Mae and Freddie Mac have been operating under the Federal Housing Finance Administration (“FHFA”) conservatorship and are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. This dependency could affect Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee.
90

•	Privately-Issued Mortgage-Backed Securities
MBS held by an Underlying Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately-issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
•	Reverse Mortgages
Certain Underlying Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
•	Asset-Backed Securities
Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and
91

structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require an Underlying Fund to dispose of any then existing holdings of such securities. Collateralized loan obligations (“CLOs”) carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) an Underlying Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
•	Credit and Liquidity Enhancements
Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Underlying Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to an Underlying Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes an Underlying Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
•	Repurchase Agreements
Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, an Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by an Underlying Fund are not within its control and therefore the
92

realization by an Underlying Fund on such collateral may be automatically stayed. Finally, it is possible that an Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
•	Dollar Rolls
An Underlying Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by an Underlying Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. An Underlying Fund will segregate or “earmark” liquid assets to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for an Underlying Fund.
•	Loans and Other Direct Indebtedness
Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to an Underlying Fund, a reduction in the value of the loan and a potential decrease in an Underlying Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, an Underlying Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, an Underlying Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, an Underlying Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also issue publicly-traded securities and, therefore, an Underlying Fund may have less information than other investors about certain of the senior or floating rate loans in which the Underlying Fund seeks to invest. An Underlying Fund’s intentional or unintentional receipt of material non-public information about such issuers could limit the Underlying Fund’s ability to sell certain investments held by the Underlying Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Underlying Fund relies on RIM’s and/or the money manager(s)’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect an Underlying Fund. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. The market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet an Underlying Fund's redemption obligations for a period after the sale of the loans, and, as a result, an Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
The highly leveraged nature of many such loans, including floating rate “bank loans” or “leveraged loans,” and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to an Underlying Fund. Senior loans made in connection with highly leveraged transactions are subject to greater
93

risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate an Underlying Fund's claims on any collateral securing the loan are greater in highly leveraged transactions.
As an Underlying Fund may be required to rely upon an interposed bank or other financial intermediary to collect and pass on to the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.
•	Credit Linked Notes, Credit Options and Similar Investments
Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Non-U.S. Securities
An Underlying Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of an Underlying Fund's foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for an Underlying Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
•	Non-U.S. Equity Securities
Non-U.S. equity securities are subject to all of the risks of equity securities generally, but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.
•	Non-U.S. Fixed Income Securities
An Underlying Fund’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that an Underlying Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Underlying Fund will generally have more exposure to regional economic risks associated with these foreign investments.
•	Emerging Markets Securities
Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or
94

creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Underlying Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for an Underlying Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
•	Investments in Frontier Markets
Investments in frontier markets are generally subject to all of the risks of investments in non-U.S. and emerging markets securities, but to a heightened degree. Because frontier markets are among the smallest, least developed, least liquid, and most volatile of the emerging markets, investments in frontier markets are generally subject to a greater risk of loss than investments in developed or traditional emerging markets. Many frontier market countries operate with relatively new and unsettled securities laws and are heavily dependent on commodities, foreign trade and/or foreign aid. Compared to developed and traditional emerging market countries, frontier market countries typically have less political and economic stability, face greater risk of a market shutdown, and impose greater governmental restrictions on foreign investments.
•	Investments in the People’s Republic of China
Investments in securities and instruments that are economically tied to the People’s Republic of China (“PRC”) generally are subject to all of the risks of investments in non-U.S. and emerging markets securities. In addition to these risks, investing in securities and instruments economically tied to the PRC presents additional risks including, but not limited to, the following: (a) inefficiencies caused by erratic growth; (b) a lack of consistently-reliable economic data; (c) potentially high rates of inflation; (d) export and international trade dependency; (e) relatively high levels of asset price volatility; (f) small market capitalization and less liquidity; (g) greater competition from regional economies; (h) fluctuations in currency exchange rates or currency devaluation by the PRC government or central bank; (i) the relatively small size and lack of operating history of many PRC companies; (j) a legal and regulatory framework for securities markets, custody arrangements and commerce that is in developing stages; and (k) uncertainty regarding the PRC government’s commitment to economic reforms.
•	Emerging Markets Debt
An Underlying Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
•	Brady Bonds
Brady Bonds involve various risk factors including residual risk (i.e., the risk of losing the uncollateralized interest and principal amounts on the bonds) and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause a loss of interest or principal on any of the holdings.
•	Yankee Bonds and Yankee CDs
Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
95

•	Currency Risk
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund. Securities held by an Underlying Fund which are denominated in U.S. dollars are still subject to currency risk.
•	Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Equity Linked Notes
An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Derivatives (Futures Contracts, Options, Forwards and Swaps)
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying instrument. Various derivative instruments are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives may be used as a substitute for taking a position in the underlying instrument and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets. Certain Underlying Funds may also use derivatives to pursue a strategy to be fully invested or to seek to manage portfolio risk.
Investments in a derivative instrument could lose more than the initial amount invested and certain derivatives have the potential for unlimited loss. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Certain Underlying Funds' use of derivatives may cause the Underlying Fund’s investment returns to be impacted by the performance of securities the Underlying Fund does not own and result in the Underlying Fund’s total investment exposure exceeding the value of its portfolio. Investments in derivatives can cause an Underlying Fund's performance to be more volatile. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes an Underlying Fund to a heightened risk of loss.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities, physical commodities or other investments. Derivatives are subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
96

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which an Underlying Fund would not be subject absent the use of these strategies. If an Underlying Fund's predictions of the direction of movements of the prices of the underlying instruments are inaccurate, the adverse consequences to an Underlying Fund may leave the Underlying Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on the ability to predict correctly the direction of movements of the prices of the underlying instruments; (ii) imperfect correlation between the price of the derivative instrument and the underlying instrument and the risk of mispricing or improper valuation; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time, which risk is heightened for highly customized derivatives, including swaps; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based; (vii) the possible inability of an Underlying Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Underlying Fund maintain “cover” or collateral securities in connection with use of certain derivatives; and (viii) for options, the change in volatility of the underlying instrument due to general market and economic conditions or other factors, which may negatively affect the value of such option.
The risk of loss in trading derivatives contracts in some strategies is potentially unlimited. An Underlying Fund may lose the entire amount invested in derivative contracts, and more. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which an Underlying Fund may invest. An Underlying Fund limits its investment in derivative contracts so that the aggregate notional value (meaning the stated contract value) of the derivative contracts does not exceed the net assets of the Underlying Fund. Participation in the option or futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which an Underlying Fund would not be subject absent the use of these strategies. In many cases, a relatively small price movement in a futures or option contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit or premium received. There is also the risk of loss by an Underlying Fund of margin deposits in the event of bankruptcy of a broker with whom the Underlying Fund has an open position in the futures contract.
Although an Underlying Fund will not borrow money in order to increase its trading activities, leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for an Underlying Fund to modify, terminate, or offset the pool's obligations or the pool's exposure to the risks associated with a transaction prior to its scheduled termination date.
Credit default swap contracts may involve greater risks than if an Underlying Fund invested in the reference obligation (the underlying debt upon which a credit derivative is based) directly since, in addition to the risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. The Underlying Funds may act as either the buyer or the seller of a credit default swap. An Underlying Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, an Underlying Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by an Underlying Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Underlying Fund. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject an Underlying Fund to increased costs or margin requirements.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through an Underlying Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Underlying Fund.
97

If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if, on the option expiration date, the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. When an Underlying Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Underlying Fund, which may be unlimited for uncovered call positions.
Furthermore, regulatory requirements to set aside liquid assets to meet obligations with respect to derivatives may result in an Underlying Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in an Underlying Fund needing to sell holdings at a disadvantageous time. An Underlying Fund may also be unable to close out its positions when desired.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, RIM or the money manager may wish to retain an Underlying Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) required the CFTC to establish speculative position limits on listed futures and options on physical commodities (including certain energy, metals and agricultural products) and economically equivalent over-the-counter (“OTC”) derivatives. The Dodd-Frank Act also required the CFTC to establish position limits for swap transactions that are economically equivalent to futures or options contracts on physical commodities. The CFTC has not finalized the new CFTC-set limits so they are not yet in effect. Further regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Underlying Funds may invest. It is possible that positions held by an Underlying Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of an Underlying Fund.
In December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact an Underlying Fund's ability to invest in derivatives and negatively affect the Underlying Fund’s performance and ability to pursue its stated investment objectives.
Currency Trading Risk
Certain Underlying Funds may engage in foreign currency transactions to hedge against uncertainty in the level of future exchange rates and/or to effect investment transactions to generate returns consistent with an Underlying Fund's investment objectives and strategies (i.e., speculative currency trading strategies). Foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. Certain Underlying Funds may also enter into options on foreign currency. Currency spot, forward and option prices are highly volatile and forward, spot and option contracts may be illiquid. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates. From time to time, governments intervene directly in these markets with the specific intention of influencing such prices. Currency trading may also involve economic leverage (i.e., the Underlying Fund may have the right to a return on its investment that exceeds the return that the Underlying Fund would expect to receive based on the amount contributed to the investment), which can increase the gain or the loss associated with changes in the value of the underlying instrument. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold. Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations in an Underlying Fund's income distributions, including the inability of an Underlying Fund to distribute investment
98

income for any given period. As a result, an Underlying Fund's use of currency trading strategies may adversely impact an Underlying Fund's ability to meet its investment objective of providing current income. Many foreign currency forward contracts will eventually be exchange-traded and cleared.  Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Counterparty Risk
Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving over-the-counter derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.
Short Sales
Certain Underlying Funds will enter into short sales. In a short sale, the seller (i.e., the Underlying Fund) sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund must return the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability equal to the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Underlying Fund makes a short sale, the Underlying Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Underlying Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Underlying Fund also may use securities it owns to meet any such collateral obligations. Until the Underlying Fund returns a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., by taking an offsetting long position in the security sold short). These requirements may result in an Underlying Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in an Underlying Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Underlying Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Underlying Fund may lose money.
Commodity Risk
Exposure to the commodities markets may subject certain Underlying Funds to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity (such as drought, floods, weather, livestock disease, embargoes or tariffs) and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of an Underlying Fund's net asset value), and there can be no assurance that an Underlying Fund's use of leverage will be successful. Different sectors of commodities, including precious metals, base metals, energy and agricultural commodities, may have very different risk characteristics and
99

different levels of volatility. Even within a given sector of a commodity (e.g., energy commodities), there can be significant differences in volatility and correlation between different commodity contracts (e.g., crude oil vs. natural gas), and similarly there can be significant differences in volatility and correlation between contracts expiring at different dates. In addition, the purchase of derivative instruments linked to one type of commodity and the sale of another (i.e., “basis spreads” or “product spreads”), or the purchase of contracts expiring at one date and the sale of contracts expiring at another (i.e., “calendar spreads”) may expose an Underlying Fund to additional risk, which could cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Tax Risk
The Commodity Strategies Fund intends to gain exposure indirectly to commodities markets by investing in the Subsidiary, which may invest in commodity index-linked swaps and other commodity-linked derivative instruments and securities. In order for the Underlying Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Underlying Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Underlying Fund intends to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Underlying Fund's income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Underlying Fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the Underlying Fund was unable to treat its income from commodity-linked notes and the Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Underlying Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Underlying Fund's taxable income or any gains and distributions made by the Underlying Fund.
•	Subsidiary Risk
By investing in the Subsidiary, the Commodity Strategies Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, although the investment programs followed by the Underlying Fund and the Subsidiary are not identical. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and will be subject to the same risks that apply to similar investments if held directly by the Underlying Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, although the Subsidiary will be maintained in accordance with the custody requirements of Section 17(f) of the 1940 Act. The Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as the Underlying Fund; however, the Subsidiary is not subject to all the investor protection of the 1940 Act. Furthermore, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Underlying Fund.
100

Securities of Other Investment Companies
If an Underlying Fund invests in other investment companies, including exchange traded funds (“ETFs”), shareholders will bear not only their proportionate share of the Underlying Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of an Underlying Fund but also to the portfolio investments of the underlying investment companies. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares can trade at either a premium or discount to net asset value. If an ETF held by an Underlying Fund trades at a discount to net asset value, the Underlying Fund could lose money even if the securities in which the ETF invests go up in value.
Real Estate Securities
Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which an Underlying Fund invests, also fluctuates. An Underlying Fund that invests in real estate securities is also indirectly subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
•	Real Estate Investment Trusts (“REITs”)
REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws. The value of a REIT may also be affected by changes in interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.
Infrastructure Companies
Investments in infrastructure companies have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Other factors that may affect the operations of infrastructure companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.
101

Master Limited Partnerships (“MLPs”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.
Depositary Receipts
Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing an Underlying Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Underlying Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
Illiquid Securities
An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which an Underlying Fund has valued it. An Underlying Fund may not be able to sell an illiquid security quickly and at a fair price, which could cause an Underlying Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, an Underlying Fund may be unable to achieve its desired level of exposure to a certain sector. In addition, to the extent an Underlying Fund trades in illiquid markets, it may be unable to dispose of or purchase securities at favorable prices in order to satisfy redemptions or subscriptions. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that an Underlying Fund's principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, an Underlying Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.
Large Redemptions
Large redemption activity could result in an Underlying Fund being forced to sell portfolio securities at a loss or before RIM or its money managers would otherwise decide to do so. Periods of market illiquidity may exacerbate this risk for fixed income and money market funds. To the extent an Underlying Fund is invested in a money market fund, recent regulatory changes relating to money market funds may subject the Underlying Fund’s redemption from such money market fund to liquidity fees and/or redemption gates under certain circumstances, including in periods of market illiquidity. Large redemptions in an Underlying Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher brokerage commissions and other transaction costs. The Underlying Funds are used as investments for funds of funds that have the same investment adviser
102

as the Funds. The Underlying Funds may also be used as investments in asset allocation programs sponsored by certain Financial Intermediaries. The Underlying Funds may have a large percentage of their Shares owned by such funds of funds or through such asset allocation programs. Should RIM or such Financial Intermediary change investment strategies or investment allocations such that fewer assets are invested in an Underlying Fund or an Underlying Fund is no longer used as an investment, the Underlying Fund could experience large redemptions of its Shares.
Global Financial Markets Risk
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. During the recent global financial crisis, instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention could also change the way in which an Underlying Fund is regulated, affect the expenses incurred directly by the Underlying Fund and the value of its investments, and limit and/or preclude an Underlying Fund's ability to achieve its investment objective. For example, uncertainty regarding the status of the euro could also create volatility in currency and the general financial markets, which may affect the liquidity and value of an Underlying Fund's investments. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect an Underlying Fund's investments in ways that are unforeseeable.
Furthermore, a country’s economic conditions, political events, military action and/or other conditions may lead to foreign government intervention and the imposition of economic sanctions. Such sanctions may include (i) the prohibition, limitation or restriction of investment, the movement of currency, securities or other assets; (ii) the imposition of exchange controls or confiscations; and (iii) barriers to registration, settlement or custody. Sanctions may impact the ability of the Underlying Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, which may negatively impact the value and/or liquidity of such investments.
In certain countries, including the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that a government will be unable to pay investors at maturity, may cause declines in currency valuations or prevent such government from implementing effective fiscal policy. In 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating on the U.S., citing, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. Because certain Underlying Funds invest in securities supported by the full faith and credit of the U.S. government, the market prices and yields of such securities may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt.
RIM will monitor developments in financial markets and seek to manage each Underlying Fund in a manner consistent with achieving each Underlying Fund's investment objective, but there can be no assurance that it will be successful in doing so. In addition, RIC has established procedures to value instruments for which market prices may not be readily available.
Industry Concentration Risk
Underlying Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.
Cash Management
An Underlying Fund may expose its cash to the performance of certain markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives. This approach
103

increases an Underlying Fund's performance if the particular market rises in value and reduces an Underlying Fund's performance if the particular market declines in value. However, the performance of these instruments may not correlate precisely to the performance of the corresponding market and RIM or a money manager may not effectively select instruments to gain market exposure. As a result, while the goal is to achieve market returns, this strategy may underperform the applicable market. In addition, the sale of equity index put options with respect to an Underlying Fund's cash may reduce an Underlying Fund's performance if equity markets decline.
Securities Lending
If a borrower of an Underlying Fund's securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
Operational Risk
An investment in a Fund or an Underlying Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. While the Funds and Underlying Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund or an Underlying Fund. In addition, as the use of technology increases, the Funds and Underlying Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds or Underlying Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds and Underlying Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security breaches of the Funds' or Underlying Funds' third party service providers or issuers in which the Funds or Underlying Funds invest may also subject the Funds or Underlying Funds to many of the same risks associated with direct cyber security breaches. The Funds  and Underlying Funds and the Funds'  or Underlying Funds' third party service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used or disclosed.
104

PORTFOLIO TURNOVER
Portfolio turnover measures how frequently securities held by a fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds' money managers makes decisions or recommendations to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling or recommending selling a security when another money manager for the Underlying Fund is purchasing or recommending purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase an Underlying Fund's portfolio turnover rate which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in the Prospectuses of the Underlying Funds.
PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' Statement of Additional Information.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net income and net capital gains to shareholders each year.
Income Dividends
The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December. Each Fund receives income distributions from the Underlying Funds. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.
Capital Gains Distributions
The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.
In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.
Buying a Dividend
If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.
Automatic Reinvestment
Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Fund Shares, unless you elect to have the dividends or distributions paid in cash or invested in another RIC Fund. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.
105

additional information about TAXES
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, distributions from a Fund are generally taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.
Foreign exchange gain or loss arising from a Fund’s foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to investors.
If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund or an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in some cases, distributions from non-U.S. corporations. There can be no assurance that any portion of the dividends you receive from a Fund will qualify as qualified dividend income.
When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.
No Fund makes any representation as to the amount or variability of its capital gains distributions which may vary as a function of several factors including, but not limited to, gains and losses related to the sale of securities, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.
The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income.
A Fund cannot use gains distributed by one Underlying Fund to offset losses in another Underlying Fund. Redemptions of shares in an Underlying Fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on Underlying Fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. A Fund may pass through foreign tax credits or tax-exempt interest from the Underlying Funds provided that at least 50% of the Fund's assets at the end of each quarter of the taxable year consist of investments in other regulated investment companies.
Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. A portion of Fund distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund if properly reported by the Fund. The Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.
If you are a corporate investor, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.
By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.
106

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.
Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds' Statement of Additional Information.
Cost Basis Reporting
Effective January 1, 2012, Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund shares acquired on or after January 1, 2012 (“post-effective date shares”). If you acquire and hold shares directly with the Funds and not through a Financial Intermediary, RIFUS will use a default average cost basis methodology for tracking and reporting your cost basis on post-effective date shares, unless you request, in writing, another cost basis reporting methodology.
Additionally, for redemptions of shares held directly with the Funds on or after January 1, 2012, unless you select specific share lots in writing at the time of redemption, RIFUS will first relieve (i.e., identify the shares to be redeemed for purposes of determining cost basis) all shares acquired prior to January 1, 2012 (“pre-effective date shares”), before relieving any post-effective date shares.  You continue to be responsible for tracking cost basis, and appropriately reporting sales of pre-effective date shares to the IRS.  If RIFUS has historically provided cost basis reporting on these pre-effective date shares, RIFUS will continue to provide those reports.  However, no cost basis reporting will be provided to the IRS on the sale of pre-effective date shares.
If you acquire and hold shares through a Financial Intermediary, please contact your Financial Intermediary for information related to cost basis defaults, cost basis selection, and cost basis reporting.
You should consult your own tax advisor(s) when selecting your cost basis tracking and relief methodology.
HOW NET ASSET VALUE IS DETERMINED
Net Asset Value Per Share
The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund and each Underlying Fund will normally determine net asset value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and calculate a Fund’s net asset value as of the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not calculate a Fund’s net asset value for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day.
The price of Fund Shares is based on a Fund’s net asset value and is computed by dividing the current value of a Fund’s assets (i.e., the Shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or a Fund agent. See “Additional Information About How to Purchase Shares,” “Additional Information About How to Redeem Shares” and “Exchange Privilege” for more information. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com.
Valuation of Portfolio Securities
The Funds value their portfolio securities, the Shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.
The Underlying Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services
107

used by the Underlying Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RIFUS, RIFUS’s Oversight Committee and the Funds' custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Underlying Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid.  Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Underlying Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Fund deems that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities will use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
108

CHOOSING A CLASS OF SHARES TO BUY
The Funds offer more than one Class of Shares. Each Class of Shares has different sales charges and expenses, allowing you to choose the Class that best meets your needs. Which Class is more beneficial to you depends on the amount and intended length of the investment. Each Class of Shares is offered by one or more Financial Intermediaries. A Financial Intermediary may choose to offer a particular Class of Shares based on, among other factors, its assessment of the appropriateness of a Class’ attributes in light of its customer base. Your Financial Intermediary may not offer all of the Classes of Shares offered in this Prospectus and, therefore, you may not benefit from certain Fund policies, including those regarding sales charge waivers and reduction of sales charges through reinstatement, rights of accumulation, letters of intent and share class conversions. You may need to invest through another Financial Intermediary in order to take advantage of these Fund policies. Please contact your Financial Intermediary to determine which Classes of Shares your Financial Intermediary offers. For more information about the Financial Intermediaries that currently offer Shares of the Funds, please call 800-787-7354 for assistance in contacting an investment professional near you. Class A Shares are not currently offered to new shareholders and may only be purchased by existing shareholders.
Comparing the Funds' Classes
Your Financial Intermediary can help you decide which Class of Shares meets your goals. Your Financial Intermediary may receive different compensation depending upon which Class of Shares you choose.
Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.
Class A Shares*
Initial Sales Charge	Up to 5.75%; reduced, waived or deferred for large purchases and certain investors
Deferred Sales Charge	1.00% on redemptions of Class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None
Class E Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	0.25% of average daily assets
Class R4 Shares
Initial sales charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees (including Annual Shareholder Service Fees of 0.25% of average daily assets)	0.25% of average daily assets
109

Class R5 Shares
Initial sales charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees (including Annual Shareholder Service Fees of 0.25% of average daily assets)	0.50% of average daily assets

Class R1 and Class S Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None
* Class A Shares are not currently offered to new shareholders and may only be purchased by existing shareholders.
FRONT-END SALES CHARGES
Class E, Class R1, Class R4, Class R5 and Class S Shares
Class E, Class R1, Class R4, Class R5 and Class S Shares of all Funds offered in this Prospectus are sold without a front-end sales charge.
Class A Shares
Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. You pay a lower front-end sales charge as the size of your investment increases to certain levels. You do not pay a front-end sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A Shares.
The table below shows the rate of front-end sales charge that you pay, depending on the amount of your investment. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A Shares serviced by them.
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	-0-	-0-	up to 1.00%
Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds' Statement of Additional Information.
Reducing Your Front-End Sales Charge. To receive a reduced front-end sales charge on purchases of Class A Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A Shares is placed. Your Financial Intermediary may require certain records, such as account statements, to verify that the purchase qualifies for a reduced front-end sales charge.  Additionally, you should retain any records necessary to substantiate historical costs of your Class A Share purchases because the Funds, RIFUS and your Financial Intermediary may not maintain this information.
110

Front-end Sales Charge Waivers. Purchases of Class A Shares may be made at net asset value without a front-end or deferred sales charge in the following circumstances. There is no commission paid to Financial Intermediaries for Class A Shares purchased under the following circumstances:
1.	Sales to RIC trustees and employees of Russell Investments (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons
2.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative
3.	Accounts managed by a member of Russell Investments
Prior to March 1, 2016, sales of Class A Shares to multi-participant employer sponsored Defined Contribution plans held in plan level accounts, excluding SEP IRAs and SIMPLE IRAs, qualified for a front-end sales charge waiver. Sales of Class A Shares to plans that previously purchased, and continue to hold, Class A Shares without a front-end sales charge pursuant to this waiver may continue to qualify for the waiver if the policies and procedures of your Financial Intermediary provide for the continued application of the waiver. Please contact your Financial Intermediary for more information.
Moving Between Accounts. Under certain circumstances, if supported by your Financial Intermediary, you may transfer Class A Shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front-end sales charge. For example, you may transfer Shares without paying a front-end sales load in the following cases:
•	From a non-retirement account to an IRA or other individual retirement account
•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account
In some cases, due to operational limitations or reporting requirements, your Financial Intermediary must redeem Shares from one account and purchase Shares in another account to achieve this type of transfer.
If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.
Aggregated Investments. The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:
The following accounts owned by you and/or a member of your immediate family (as defined below):
a.	Accounts held individually or jointly
b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act
c.	IRA accounts, certain single participant retirement plan accounts, and SEP IRA, SIMPLE IRA or similar accounts held in individual registration.
d.	Solely controlled business accounts
e.	Trust accounts benefiting you or a member of your immediate family
For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.
Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
You may only combine accounts held with one Financial Intermediary for purposes of aggregated investments.
Rights of Accumulation (“ROA”). Subject to the limitations described in the aggregation policy, you may combine current purchases of any RIC Fund with your existing holdings of all RIC Funds to determine your current front-end sales charge. Subject to your Financial Intermediary’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and
111

capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.
The value of all of your holdings in accounts established in calendar year 2007 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2007. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.
For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. The right of accumulation is subject to modification or discontinuance at any time with respect to all Shares purchased thereafter. Additional information is available from your Financial Intermediary.
Letter of Intent (“LOI”). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds you intend to make over a 13-month period with the market value of your current RIC Fund holdings to determine the applicable front-end sales charge. Any appreciation of your current RIC Fund holdings and any Shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested during the LOI period, Shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Class A Shares of the Funds held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.
Exchange Privilege. Generally, exchanges between Class A Shares of the RIC Funds are not subject to a front-end sales charge. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.
Reinstatement Privilege. You may reinvest proceeds from a redemption or distribution of Class A Shares into Class A Shares of any RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date and the proceeds are invested in any related account eligible to be aggregated for Rights of Accumulation purposes. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. For purposes of this Reinstatement Privilege, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing individual retirement plan contributions are not eligible for reinstatement without a sales charge. The privilege may not be exercised if proceeds are subject to a purchase restriction as described in the section entitled “Frequent Trading Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.
Information about sales charges and sale charge waivers is available free of charge, on the Funds' website at https://.russellinvestments.com.
MORE ABOUT DEFERRED SALES CHARGES
You do not pay a front-end sales charge when you buy $1,000,000 or more of Class A Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Shares you have held the longest. Exchanges between Class A Shares you own in one Fund for Class A Shares of any other Fund are not subject to a deferred sales charge; however, you will pay a deferred sales charge of 1.00% upon redemption if you redeem Class A Shares within one year of your original purchase.
112

The deferred sales charge may be waived on:
•	shares sold within 12 months following the death or disability of a shareholder
•	redemptions made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70½
•	a systematic withdrawal plan equaling no more than 1% of the account value per any monthly redemption
•	involuntary redemptions
•	redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise
All waivers of deferred sales charges are subject to confirmation of your status or holdings.
If you want to learn more about deferred sales charges, contact your Financial Intermediary.
DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS AND PAYMENTS TO FINANCIAL INTERMEDIARIES
The Funds offer multiple Classes of Shares in this Prospectus: Class A, Class E, Class R1, Class R4, Class R5 and Class S Shares. Class A Shares are discussed in the sections entitled “Choosing a Class of Shares to Buy,” “Front-End Sales Charges,” and “More About Deferred Sales Charges.”
Class A Shares participate in the Funds' Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. The distribution fees are paid out of the Funds' Class A Shares assets on an ongoing basis, and over time these fees will increase the cost of your investment in the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Funds' Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time these fees will increase the cost of your investment in the Funds.
Class R4 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. The Class R4 Shares do not pay distribution fees for the sale and distribution of Class R4 Shares but do pay shareholder services fees of 0.25% on an annual basis for services provided to Class R4 shareholders. Because these fees are paid out of the Class R4 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class R4 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges. Although Class R4 Shares do not pay distribution fees currently, they may do so in the future if authorized by the Board of Trustees.
Class R5 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. Under the plan, the Class R5 Shares pay distribution fees of 0.25% on an annual basis for the sale and distribution of Class R5 Shares and pay shareholder services fees of 0.25% on an annual basis for services provided to Class R5 shareholders. Because these fees are paid out of the Class R5 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class R5 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class R1 and Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.
Pursuant to the Funds' Rule 12b-1 distribution and shareholder services plans, Financial Intermediaries may receive: distribution compensation from the Funds' Distributor with respect to Class A Shares of the Funds; shareholder services compensation from the Funds' Distributor with respect to Class E Shares of the Funds; shareholder services compensation from the Funds' Distributor with respect to the Class R4 Shares of the Funds; and/or distribution compensation and shareholder services compensation from the Funds' Distributor with respect to Class R5 Shares of the Funds. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.
In addition to the foregoing payments, the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in connection with distribution, which may include providing services intended to result in
113

the sale of Fund Shares, or to pay for services such as marketing support, education and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. Some of these payments are commonly referred to as “revenue sharing.” At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.
RIFUS may also make cash payments, from its own resources, to key Financial Intermediaries and their service providers (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) to pay for services such as account consolidation, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may fluctuate based on the dollar value of Fund Shares held through a particular Financial Intermediary. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.
The Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the SEC and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares.
To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, the Funds' Distributor also offers them a range of complimentary software tools and educational services. The Funds' Distributor provides such tools and services from its own resources.
Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or RIM.
The Funds' Distributor may sponsor sales programs for its registered representatives in which cash incentives are offered to such registered representatives in connection with the sale of certain Funds' Shares by Financial Intermediaries over various periods of time.  Such cash incentives would be paid from the Funds' Distributor’s own resources.
additional information about HOW TO PURCHASE SHARES
Unless you are eligible to participate in a Russell Investments employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.
Class E, R1, R4, R5 and S Shares are available only to (1) employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants, (2) 401(k) rollover accounts investing through recordkeeping platforms where the platform has a sales agreement with the Funds' Distributor to sell Class R1, R4 or R5 Shares and consolidates and holds all Fund Shares in omnibus accounts on behalf of shareholders or (3) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from registration under the Securities Act of 1933. Class R1, R4 and R5 Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEP-IRAs, SAR-SEPs, SIMPLE IRAs, individual 401(k) or individual 403(b) plan accounts. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.
The Funds generally do not have the ability to enforce these limitations on access to Share Classes with eligibility requirements. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Share Classes with eligibility requirements available to those categories of investors listed above that qualify for access to such Share Classes. However, the Funds will not knowingly sell Share Classes with eligibility requirements to any investor not meeting one of the foregoing criteria.
114

There is currently no required minimum initial investment for the Funds offered by this Prospectus. However, each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares. Prior to closing an account, the Funds will provide reasonable notice and an opportunity to increase the account balance.
If you purchase, redeem, exchange, convert or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIM, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.
You may purchase Shares through a Financial Intermediary on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). Certain authorized Fund agents have entered into agreements with the Funds' Distributor or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds on behalf of Financial Intermediaries. Some, but not all, Financial Intermediaries are Fund agents, and some, but not all, Fund agents are Financial Intermediaries. Purchase orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Any purchase order received after the purchase order cut-off time will be processed on the following business day at the next calculated net asset value per share. If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and accept purchase orders until the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept purchase orders for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. Because Financial Intermediaries and Fund agents may have earlier purchase order cut off times to allow them to deliver purchase orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
You must place purchase orders for Fund Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement. For certain investment programs where your account is held directly with the Funds' Transfer Agent, you must consult with the investment program to determine the requirements for investing. For such investment programs, cash, checks drawn on credit card accounts, cashiers checks, money orders, travelers checks and other cash equivalents will not be accepted by the Funds' Transfer Agent. Class A Shares are not currently offered to new shareholders and may only be purchased by existing shareholders.
Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.
Foreign Investors: A Financial Intermediary may offer and sell the Funds to non-resident aliens and non-U.S. entities, if (1) the Financial Intermediary can fulfill the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors, and (2) the offer and sale occur in a jurisdiction where a Fund is authorized to be offered and sold, currently the 50 states of the United States and certain U.S. territories.
Without the prior approval of a Fund’s Chief Compliance Officer, non-resident aliens and entities not formed under U.S. law may not purchase Shares of a Fund where the Fund is responsible for the due diligence and other requirements
115

of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors. If you invest directly through the Funds and a foreign address is added onto your account, the Funds will not be able to accept additional purchases and will discontinue any automated purchases into the account.
Offering Dates and Times
For all Funds: Purchase orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries and Fund agents may have earlier purchase order cut off times to allow them to deliver purchase orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
Order and Payment Procedures
Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Automated Investment Program
Your Financial Intermediary may offer an automated investment program whereby you may choose to make regular investments in an established account. With the exception of initial purchases (in certain Share Classes), the Funds do not require minimum investment amounts or specific dates for automated purchases; however, your Financial Intermediary may set certain restrictions for this option. If you would like to establish an automated investment program or for further information, please contact your Financial Intermediary.
You may discontinue the automated investment program, or change the amount and timing of your investments by contacting your Financial Intermediary.
EXCHANGE and conversion PRIVILEGE
How to Exchange or Convert Shares
Exchanges Between Funds. Depending on the Share Class you are invested in and your Financial Intermediary’s policies, you may exchange Shares you own in one Fund for Shares of any other Fund offered by RIC if you meet any applicable initial minimum investment and investor eligibility requirements stated in the Prospectus for that Fund. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.
An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.
Share Class Conversions. Depending on the Share Class you are invested in and your Financial Intermediary’s policies, you may convert certain Classes of Shares you own of a Fund for Shares of a different Class of Shares of that Fund. You must meet any applicable initial minimum investment requirement and investor eligibility requirements stated in the Prospectus or required by your Financial Intermediary.
RIFUS believes that a conversion between Classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the conversion as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
Contact your Financial Intermediary for assistance in exchanging or converting Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange or conversion in writing, please contact your Financial Intermediary.
For all Classes of Shares, exchanges and conversions must be made through your Financial Intermediary.
116

If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Systematic Exchange Program
Your Financial Intermediary may offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds in an established account. With the exception of initial purchases (for certain Share Classes), the Funds do not require minimum exchange amounts or specific dates for systematic exchanges; however, your Financial Intermediary may set certain restrictions for this option. If you would like to establish a systematic exchange program or for further information, please contact your Financial Intermediary.
A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.
You may discontinue a systematic exchange program, or change the amount and timing of exchanges, by contacting your Financial Intermediary.
RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS
The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.
Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents (i.e., RIM or RIFUS) determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.
In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.
Frequent Trading Policies and Limitations on Trading Activity
Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.
Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.
While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.
If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase Shares of any Fund advised by RIM will be permanently revoked.
If the Funds do not have direct access to the shareholder's account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the
117

shareholder. In the event that the shareholder’s Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.
Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds' Chief Compliance Officer (“CCO”).
The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict or reject purchase and exchange orders as described above.
In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary's frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on a Financial Intermediary's frequent trading policies must be approved by the Funds' CCO after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds' policies and procedures.
This policy will not apply to:
•	Money Market Funds. The Board of Trustees believes that it is unnecessary for any money market fund to have frequent trading policies because these funds may be used as short term investments.
•	Transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. RIM and the Board of Trustees believe these transactions do not offer the opportunity for price arbitrage.
•	Institutional accounts, including but not limited to, foundations, endowments or defined benefit plans, where the transactions are a result of the characteristics of the account (e.g., donor directed activity or funding or disbursements of defined benefit plan payments) rather than a result of implementation of an investment strategy, so long as such transactions do not interfere with the efficient management of a Fund’s portfolio or are otherwise not in a Fund’s best interests.
•	Trading associated with asset allocated programs where the asset allocation has been developed by RIM or an affiliate of RIM and RIM has transparency into the amount of trading and the ability to monitor and assess the impact to the Funds or scheduled rebalancing of asset allocated programs based on set trading schedules within specified limits.
•	Systematic purchase or redemption programs, if available.
In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.
This policy will not affect any shareholder’s redemption rights.
Risks of Frequent Trading
Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.
Additionally, to the extent that a Fund invests in an Underlying Fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their
118

understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair values of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.
Because certain small capitalization equity securities may be traded infrequently, to the extent that a Fund invests in an Underlying Fund that invests significantly in small capitalization equity securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Underlying Funds which invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small capitalization portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.
Limitations on the Ability to Detect and Curtail Frequent Trading
The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder in an omnibus account or curtail their trading practices.
Any exceptions to this policy may only be made by the CCO after a determination that the transaction does not constitute improper trading or other trading activity that may be harmful to the Funds.
The Underlying Funds have similar frequent trading policies.  Please see the Prospectus of the Underlying Funds for further details.
additional information about HOW TO REDEEM SHARES
For all Funds: Shares may be redeemed through your Financial Intermediary on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Any redemption requests received after the redemption order cut-off time will be processed on the following business day at the next calculated net asset value per share. If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and accept redemption orders until the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept redemption orders for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.
Redemption Dates and Times
For all Funds: Redemption requests must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
119

If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Systematic Withdrawal Program
Your Financial Intermediary may offer a systematic withdrawal program whereby you may choose to redeem your Shares and receive regular payments from your account. The Funds do not require specific redemption amounts or specific dates for systematic withdrawals; however, your Financial Intermediary may set certain restrictions for this option. Please contact your Financial Intermediary for further information.
When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.
For Class A Shares, if your Financial Intermediary was paid a commission by the Funds' Distributor on your Class A Shares and you redeem those Class A Shares within one year of purchase, you may pay a deferred sales charge of 1%.
You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.
PAYMENT OF REDEMPTION PROCEEDS
Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.
When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary. For certain investment programs where your account is held directly with the Funds' Transfer Agent, your redemption proceeds will be paid in one of the following manners: (1) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (2) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.
OTHER INFORMATION ABOUT SHARE TRANSACTIONS
Written Instructions
Written instructions must be in proper form as determined by your Financial Intermediary. For certain investment programs where your account is held directly with the Funds’ Transfer Agent, the Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:
•	The Fund name and account number
•	Details related to the transaction including type and amount
•	Signatures of all owners exactly as registered on the account
•	Any supporting legal documentation that may be required
120

If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Responsibility for Fraud
Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.
Signature Guarantee
Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or account changes. A signature guarantee verifies the authenticity of your signature and helps protect your account against fraud or unauthorized transactions. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association with which you have a banking or investment relationship. A notary public cannot provide a signature guarantee. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.
Escheatment and Inactivity
For any accounts held directly at the Funds, the Funds will comply with all federal search and notification requirements, as defined in section 17AD-17 of the Securities Exchange Act of 1934, as amended. Should the assets be determined to be abandoned, then the Funds are legally obligated to escheat said abandoned property to the appropriate state’s unclaimed property administrator, as determined by the owner’s last known address of record.
Furthermore, the Funds will comply with any and all state regulations regarding “inactivity.” Broadly described, state inactivity rules define time periods during which, and specific means by which, shareholders must “contact” their assets, i.e. the Funds, the Funds' agent and/or their Financial Intermediary. The Funds are legally obligated to escheat inactive assets to the state of jurisdiction as identified by the owner’s address of record.
It is the intention of the Funds to comply with the appropriate regulative body for each given instance. For additional information, questions, or concerns regarding these regulations, please contact the Abandoned/Unclaimed Property division of your state of residence, or please contact your Financial Intermediary.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
If you have elected to receive dividends and/or distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Funds with regards to uncashed checks, the Funds may convert your distribution option to have all dividends and/or other distributions reinvested in additional Shares.
Registration of Fund Accounts
Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.
121

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.
The information in the following tables represents the Financial Highlights for the Funds' Class A, Class E, Class R1, Class R4, Class R5 and Class S Shares, as applicable, for the periods shown.
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2020 Strategy Fund
Class A
October 31, 2016	8.51	.20	.09	.29	(.22)	(.78)	—
October 31, 2015	12.11	.28	(.21)	.07	(.25)	(3.42)	—
October 31, 2014	11.92	.27	.37	.64	(.22)	(.23)	—
October 31, 2013	11.17	.24	.80	1.04	(.29)	—	—
October 31, 2012	10.55	.32	.54	.86	(.24)	—	—
Class E
October 31, 2016	8.52	.21	.08	.29	(.22)	(.78)	—
October 31, 2015	12.13	.21	(.14)	.07	(.26)	(3.42)	—
October 31, 2014	11.94	.22	.42	.64	(.22)	(.23)	—
October 31, 2013	11.19	.30	.74	1.04	(.29)	—	—
October 31, 2012	10.57	.25	.62	.87	(.25)	—	—
Class R1
October 31, 2016	8.50	.23	.08	.31	(.24)	(.78)	—
October 31, 2015	12.11	.23	(.14)	.09	(.28)	(3.42)	—
October 31, 2014	11.93	.27	.39	.66	(.25)	(.23)	—
October 31, 2013	11.18	.34	.73	1.07	(.32)	—	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—	—
Class R4(1)
October 31, 2016	8.50	.20	.09	.29	(.22)	(.78)	—
October 31, 2015	12.11	.22	(.15)	.07	(.26)	(3.42)	—
October 31, 2014	11.92	.22	.42	.64	(.22)	(.23)	—
October 31, 2013	11.17	.30	.74	1.04	(.29)	—	—
October 31, 2012	10.54	.27	.60	.87	(.24)	—	—
Class R5(2)
October 31, 2016	8.49	.19	.08	.27	(.20)	(.78)	—
October 31, 2015	12.08	.22	(.16)	.06	(.23)	(3.42)	—
October 31, 2014	11.90	.21	.39	.60	(.19)	(.23)	—
October 31, 2013	11.15	.27	.74	1.01	(.26)	—	—
October 31, 2012	10.52	.23	.62	.85	(.22)	—	—
Class S
October 31, 2016	8.50	.23	.08	.31	(.24)	(.78)	—
October 31, 2015	12.11	.25	(.16)	.09	(.28)	(3.42)	—
October 31, 2014	11.93	.28	.38	.66	(.25)	(.23)	—
October 31, 2013	11.18	.32	.75	1.07	(.32)	—	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—	—
See Notes to Financial Highlights at the end of this section.
122

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(1.00)	7.80	4.00	200.25		.25	2.58	28
(3.67)	8.51	.59	253.25		.25	3.03	28
(.45)	12.11	5.48	540.25		.25	2.24	42
(.29)	11.92	9.52	1,460.25		.25	2.11	15
(.24)	11.17	8.33	902.25		.25	3.02	21

(1.00)	7.81	4.00	1,875.25		.25	2.66	28
(3.68)	8.52	.52	1,947.25		.25	2.37	28
(.45)	12.13	5.52	2,312.25		.25	1.80	42
(.29)	11.94	9.48	2,240.25		.25	2.62	15
(.25)	11.19	8.39	2,380.25		.25	2.30	21

(1.02)	7.79	4.28	30,034	—	—	2.97	28
(3.70)	8.50	.78	38,455	—	—	2.56	28
(.48)	12.11	5.70	51,257	—	—	2.24	42
(.32)	11.93	9.77	92,947	—	—	2.95	15
(.28)	11.18	8.68	121,239	—	—	2.51	21

(1.00)	7.79	4.02	9,819.25		.25	2.56	28
(3.68)	8.50	.52	9,340.25		.25	2.41	28
(.45)	12.11	5.51	12,844.25		.25	1.82	42
(.29)	11.92	9.48	17,172.25		.25	2.65	15
(.24)	11.17	8.46	24,126.25		.25	2.55	21

(.98)	7.78	3.74	11,544.50		.50	2.48	28
(3.65)	8.49	.38	16,269.50		.50	2.37	28
(.42)	12.08	5.15	37,373.50		.50	1.73	42
(.26)	11.90	9.23	59,271.50		.50	2.38	15
(.22)	11.15	8.19	67,605.50		.50	2.17	21

(1.02)	7.79	4.28	5,092	—	—	2.96	28
(3.70)	8.50	.78	6,223	—	—	2.78	28
(.48)	12.11	5.70	10,187	—	—	2.32	42
(.32)	11.93	9.77	20,550	—	—	2.80	15
(.28)	11.18	8.68	22,285	—	—	2.53	21
123

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2025 Strategy Fund
Class R1
October 31, 2016	8.39	.22	.10	.32	(.23)	(.25)	—
October 31, 2015	10.67	.21	(.15)	.06	(.25)	(2.09)	—
October 31, 2014	10.80	.25	.39	.64	(.24)	(.53)	—
October 31, 2013	10.01	.28	.96	1.24	(.26)	(.19)	—
October 31, 2012	9.44	.22	.61	.83	(.23)	(.03)	—
Class R4(1)
October 31, 2016	8.40	.21	.09	.30	(.21)	(.25)	—
October 31, 2015	10.67	.20	(.15)	.05	(.23)	(2.09)	—
October 31, 2014	10.81	.19	.42	.61	(.22)	(.53)	—
October 31, 2013	10.01	.23	1.00	1.23	(.24)	(.19)	—
October 31, 2012	9.44	.22	.58	.80	(.20)	(.03)	—
Class R5(2)
October 31, 2016	8.37	.19	.09	.28	(.19)	(.25)	—
October 31, 2015	10.64	.19	(.17)	.02	(.20)	(2.09)	—
October 31, 2014	10.77	.19	.40	.59	(.19)	(.53)	—
October 31, 2013	9.98	.20	.99	1.19	(.21)	(.19)	—
October 31, 2012	9.41	.19	.58	.77	(.17)	(.03)	—
2030 Strategy Fund
Class A
October 31, 2016	8.61	.19	.09	.28	(.20)	(.56)	—
October 31, 2015	12.55	.31	(.28)	.03	(.24)	(3.73)	—
October 31, 2014	12.05	.26	.50	.76	(.26)	—	—
October 31, 2013	10.55	.21	1.50	1.71	(.21)	—	—
October 31, 2012	9.92	.17	.64	.81	(.18)	—	—
Class E
October 31, 2016	8.52	.21	.06	.27	(.20)	(.56)	—
October 31, 2015	12.46	.18	(.15)	.03	(.24)	(3.73)	—
October 31, 2014	11.96	.28	.48	.76	(.26)	—	—
October 31, 2013	10.48	.21	1.48	1.69	(.21)	—	—
October 31, 2012	9.84	.19	.63	.82	(.18)	—	—
Class R1
October 31, 2016	8.54	.22	.07	.29	(.22)	(.56)	—
October 31, 2015	12.48	.21	(.16)	.05	(.26)	(3.73)	—
October 31, 2014	11.98	.33	.47	.80	(.30)	—	—
October 31, 2013	10.49	.24	1.49	1.73	(.24)	—	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—	—
Class R4(1)
October 31, 2016	8.52	.19	.08	.27	(.20)	(.56)	—
October 31, 2015	12.46	.20	(.17)	.03	(.24)	(3.73)	—
October 31, 2014	11.96	.27	.49	.76	(.26)	—	—
October 31, 2013	10.48	.21	1.48	1.69	(.21)	—	—
October 31, 2012	9.84	.20	.61	.81	(.17)	—	—
Class R5(2)
October 31, 2016	8.53	.18	.07	.25	(.18)	(.56)	—
October 31, 2015	12.47	.19	(.19)	—	(.21)	(3.73)	—
October 31, 2014	11.97	.26	.47	.73	(.23)	—	—
October 31, 2013	10.48	.19	1.48	1.67	(.18)	—	—
October 31, 2012	9.84	.16	.63	.79	(.15)	—	—
Class S
October 31, 2016	8.53	.21	.08	.29	(.22)	(.56)	—
October 31, 2015	12.47	.23	(.18)	.05	(.26)	(3.73)	—
October 31, 2014	11.98	.33	.46	.79	(.30)	—	—
October 31, 2013	10.49	.24	1.49	1.73	(.24)	—	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—	—
See Notes to Financial Highlights at the end of this section.
124

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(.48)	8.23	4.12	14,978	—	—	2.75	27
(2.34)	8.39	.52	16,836	—	—	2.35	53
(.77)	10.67	6.23	14,573	—	—	2.41	67
(.45)	10.80	12.93	22,717	—	—	2.75	28
(.26)	10.01	9.00	34,875	—	—	2.32	37

(.46)	8.24	3.86	7,206.25		.25	2.61	27
(2.32)	8.40	.37	7,540.25		.25	2.27	53
(.75)	10.67	5.87	7,743.25		.25	1.83	67
(.43)	10.81	12.68	6,736.25		.25	2.20	28
(.23)	10.01	8.67	6,235.25		.25	2.28	37

(.44)	8.21	3.60	5,610.50		.50	2.39	27
(2.29)	8.37	.07	7,393.50		.50	2.14	53
(.72)	10.64	5.70	11,880.50		.50	1.84	67
(.40)	10.77	12.41	16,585.50		.50	1.99	28
(.20)	9.98	8.40	14,350.50		.50	2.00	37

(.76)	8.13	3.70	813.25		.25	2.37	24
(3.97)	8.61	(.07)	757.25		.25	3.23	32
(.26)	12.55	6.40	2,011.25		.25	2.14	60
(.21)	12.05	16.42	2,321.25		.25	1.85	16
(.18)	10.55	8.32	2,033.25		.25	1.70	26

(.76)	8.03	3.63	278.25		.25	2.69	24
(3.97)	8.52	(.08)	270.25		.25	2.01	32
(.26)	12.46	6.43	362.25		.25	2.25	60
(.21)	11.96	16.34	527.25		.25	1.84	16
(.18)	10.48	8.46	589.25		.25	1.90	26

(.78)	8.05	3.88	35,655	—	—	2.75	24
(3.99)	8.54	.22	45,445	—	—	2.29	32
(.30)	12.48	6.72	50,599	—	—	2.66	60
(.24)	11.98	16.71	83,569	—	—	2.18	16
(.21)	10.49	8.65	87,265	—	—	1.99	26

(.76)	8.03	3.62	10,460.25		.25	2.43	24
(3.97)	8.52	(.05)	10,545.25		.25	2.22	32
(.26)	12.46	6.45	16,830.25		.25	2.21	60
(.21)	11.96	16.33	20,147.25		.25	1.86	16
(.17)	10.48	8.43	21,520.25		.25	1.96	26

(.74)	8.04	3.34	14,111.50		.50	2.31	24
(3.94)	8.53	(.35)	20,120.50		.50	2.02	32
(.23)	12.47	6.17	39,472.50		.50	2.12	60
(.18)	11.97	16.13	51,507.50		.50	1.66	16
(.15)	10.48	8.15	50,961.50		.50	1.64	26

(.78)	8.04	3.87	9,199	—	—	2.64	24
(3.99)	8.53	.22	9,193	—	—	2.46	32
(.30)	12.47	6.63	14,168	—	—	2.68	60
(.24)	11.98	16.71	20,905	—	—	2.15	16
(.21)	10.49	8.65	24,300	—	—	1.98	26
125

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2035 Strategy Fund
Class R1
October 31, 2016	8.74	.20	.07	.27	(.21)	(.29)	—
October 31, 2015	11.39	.18	(.18)	—	(.23)	(2.42)	—
October 31, 2014	11.16	.33	.45	.78	(.30)	(.25)	—
October 31, 2013	9.68	.17	1.75	1.92	(.18)	(.26)	—
October 31, 2012	9.10	.17	.63	.80	(.17)	(.05)	—
Class R4(1)
October 31, 2016	8.73	.18	.07	.25	(.19)	(.29)	—
October 31, 2015	11.38	.18	(.21)	(.03)	(.20)	(2.42)	—
October 31, 2014	11.15	.24	.51	.75	(.27)	(.25)	—
October 31, 2013	9.67	.16	1.74	1.90	(.16)	(.26)	—
October 31, 2012	9.09	.14	.63	.77	(.14)	(.05)	—
Class R5(2)
October 31, 2016	8.73	.17	.07	.24	(.17)	(.29)	—
October 31, 2015	11.38	.17	(.22)	(.05)	(.18)	(2.42)	—
October 31, 2014	11.15	.24	.48	.72	(.24)	(.25)	—
October 31, 2013	9.67	.12	1.75	1.87	(.13)	(.26)	—
October 31, 2012	9.08	.13	.62	.75	(.11)	(.05)	—
2040 Strategy Fund
Class A
October 31, 2016	8.38	.17	.02	.19	(.17)	(.77)	—
October 31, 2015	13.08	.17	(.20)	(.03)	(.22)	(4.45)	—
October 31, 2014	12.53	.30	.55	.85	(.30)	—	—
October 31, 2013	10.58	.17	1.95	2.12	(.17)	—	—
October 31, 2012	9.89	.17	.67	.84	(.15)	—	—
Class E
October 31, 2016	8.38	.15	.04	.19	(.17)	(.77)	—
October 31, 2015	13.08	.23	(.27)	(.04)	(.21)	(4.45)	—
October 31, 2014	12.53	.32	.52	.84	(.29)	—	—
October 31, 2013	10.57	.17	1.96	2.13	(.17)	—	—
October 31, 2012	9.89	.16	.68	.84	(.16)	—	—
Class R1
October 31, 2016	8.39	.19	.02	.21	(.19)	(.77)	—
October 31, 2015	13.09	.18	(.18)	—	(.25)	(4.45)	—
October 31, 2014	12.54	.36	.52	.88	(.33)	—	—
October 31, 2013	10.59	.21	1.94	2.15	(.20)	—	—
October 31, 2012	9.90	.18	.69	.87	(.18)	—	—
Class R4(1)
October 31, 2016	8.39	.15	.04	.19	(.17)	(.77)	—
October 31, 2015	13.09	.18	(.21)	(.03)	(.22)	(4.45)	—
October 31, 2014	12.54	.31	.54	.85	(.30)	—	—
October 31, 2013	10.58	.18	1.95	2.13	(.17)	—	—
October 31, 2012	9.89	.18	.66	.84	(.15)	—	—
Class R5(2)
October 31, 2016	8.37	.15	.02	.17	(.15)	(.77)	—
October 31, 2015	13.06	.17	(.22)	(.05)	(.19)	(4.45)	—
October 31, 2014	12.52	.32	.49	.81	(.27)	—	—
October 31, 2013	10.56	.15	1.95	2.10	(.14)	—	—
October 31, 2012	9.87	.14	.67	.81	(.12)	—	—
Class S
October 31, 2016	8.39	.17	.04	.21	(.19)	(.77)	—
October 31, 2015	13.09	.24	(.24)	—	(.25)	(4.45)	—
October 31, 2014	12.54	.36	.52	.88	(.33)	—	—
October 31, 2013	10.59	.21	1.94	2.15	(.20)	—	—
October 31, 2012	9.90	.18	.69	.87	(.18)	—	—
See Notes to Financial Highlights at the end of this section.
126

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(.50)	8.51	3.41	8,087	—	—	2.35	29
(2.65)	8.74	(.34)	10,865	—	—	1.94	46
(.55)	11.39	7.12	7,843	—	—	2.91	80
(.44)	11.16	20.63	11,299	—	—	1.68	44
(.22)	9.68	8.99	11,495	—	—	1.78	47

(.48)	8.50	3.15	7,224.25		.25	2.20	29
(2.62)	8.73	(.59)	7,634.25		.25	1.90	46
(.52)	11.38	6.86	7,695.25		.25	2.14	80
(.42)	11.15	20.36	6,258.25		.25	1.52	44
(.19)	9.67	8.72	5,457.25		.25	1.49	47

(.46)	8.51	2.99	4,859.50		.50	2.02	29
(2.60)	8.73	(.89)	6,531.50		.50	1.84	46
(.49)	11.38	6.60	11,312.50		.50	2.18	80
(.39)	11.15	20.06	12,381.50		.50	1.21	44
(.16)	9.67	8.50	9,014.50		.50	1.36	47

(.94)	7.63	2.82	582.25		.25	2.29	31
(4.67)	8.38	(.92)	736.25		.25	1.89	25
(.30)	13.08	6.85	1,114.25		.25	2.29	64
(.17)	12.53	20.33	1,048.25		.25	1.52	14
(.15)	10.58	8.69	902.25		.25	1.71	26

(.94)	7.63	2.80	84.25		.25	2.01	31
(4.66)	8.38	(.97)	116.25		.25	2.43	25
(.29)	13.08	6.80	605.25		.25	2.49	64
(.17)	12.53	20.45	1,100.25		.25	1.49	14
(.16)	10.57	8.59	979.25		.25	1.55	26

(.96)	7.64	3.08	20,163	—	—	2.57	31
(4.70)	8.39	(.61)	38,704	—	—	2.01	25
(.33)	13.09	7.11	46,351	—	—	2.83	64
(.20)	12.54	20.61	66,546	—	—	1.79	14
(.18)	10.59	8.99	59,225	—	—	1.76	26

(.94)	7.64	2.81	6,354.25		.25	2.04	31
(4.67)	8.39	(.91)	6,640.25		.25	1.92	25
(.30)	13.09	6.84	11,027.25		.25	2.39	64
(.17)	12.54	20.41	12,257.25		.25	1.58	14
(.15)	10.58	8.64	13,393.25		.25	1.81	26

(.92)	7.62	2.56	8,072.50		.50	1.99	31
(4.64)	8.37	(1.07)	12,410.50		.50	1.83	25
(.27)	13.06	6.51	25,262.50		.50	2.47	64
(.14)	12.52	20.14	36,644.50		.50	1.34	14
(.12)	10.56	8.39	38,165.50		.50	1.38	26

(.96)	7.64	3.08	4,498	—	—	2.25	31
(4.70)	8.39	(.65)	6,093	—	—	2.49	25
(.33)	13.09	7.11	17,707	—	—	2.79	64
(.20)	12.54	20.61	22,214	—	—	1.87	14
(.18)	10.59	8.99	24,994	—	—	1.75	26
127

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2045 Strategy Fund
Class R1
October 31, 2016	8.51	.18	.06	.24	(.19)	(.20)	—
October 31, 2015	11.16	.16	(.19)	(.03)	(.21)	(2.41)	—
October 31, 2014	10.78	.30	.45	.75	(.28)	(.09)	—
October 31, 2013	9.29	.18	1.67	1.85	(.17)	(.19)	—
October 31, 2012	9.10	.14	.62	.76	(.16)	(.41)	—
Class R4(1)
October 31, 2016	8.53	.16	.06	.22	(.17)	(.20)	—
October 31, 2015	11.18	.16	(.21)	(.05)	(.19)	(2.41)	—
October 31, 2014	10.80	.24	.49	.73	(.26)	(.09)	—
October 31, 2013	9.30	.15	1.69	1.84	(.15)	(.19)	—
October 31, 2012	9.11	.14	.60	.74	(.14)	(.41)	—
Class R5(2)
October 31, 2016	8.49	.15	.04	.19	(.15)	(.20)	—
October 31, 2015	11.13	.14	(.21)	(.07)	(.16)	(2.41)	—
October 31, 2014	10.76	.25	.44	.69	(.23)	(.09)	—
October 31, 2013	9.27	.12	1.69	1.81	(.13)	(.19)	—
October 31, 2012	9.08	.12	.60	.72	(.12)	(.41)	—
2050 Strategy Fund
Class R1
October 31, 2016	6.32	.14	.04	.18	(.15)	(.27)	—
October 31, 2015	9.52	.13	(.14)	(.01)	(.17)	(3.02)	—
October 31, 2014	9.20	.27	.37	.64	(.24)	(.08)	—
October 31, 2013	7.84	.15	1.43	1.58	(.15)	(.07)	—
October 31, 2012	9.19	.11	.48	.59	(.16)	(1.78)	—
Class R4(1)
October 31, 2016	6.34	.12	.04	.16	(.13)	(.27)	—
October 31, 2015	9.54	.11	(.14)	(.03)	(.15)	(3.02)	—
October 31, 2014	9.22	.23	.39	.62	(.22)	(.08)	—
October 31, 2013	7.85	.12	1.45	1.57	(.13)	(.07)	—
October 31, 2012	9.19	.12	.46	.58	(.14)	(1.78)	—
Class R5(2)
October 31, 2016	6.32	.11	.04	.15	(.12)	(.27)	—
October 31, 2015	9.51	.11	(.15)	(.04)	(.13)	(3.02)	—
October 31, 2014	9.20	.21	.38	.59	(.20)	(.08)	—
October 31, 2013	7.84	.10	1.44	1.54	(.11)	(.07)	—
October 31, 2012	9.18	.11	.44	.55	(.11)	(1.78)	—
See Notes to Financial Highlights at the end of this section.
128

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(.39)	8.36	3.05	4,302	—	—	2.27	28
(2.62)	8.51	(.65)	5,398	—	—	1.82	39
(.37)	11.16	7.08	5,297	—	—	2.78	84
(.36)	10.78	20.59	6,750	—	—	1.77	28
(.57)	9.29	9.13	5,391	—	—	1.59	57

(.37)	8.38	2.79	4,126.25		.25	2.02	28
(2.60)	8.53	(.89)	4,043.25		.25	1.74	39
(.35)	11.18	6.80	4,111.25		.25	2.16	84
(.34)	10.80	20.37	3,404.25		.25	1.48	28
(.55)	9.30	8.82	2,796.25		.25	1.58	57

(.35)	8.33	2.42	3,161.50		.50	1.81	28
(2.57)	8.49	(1.06)	3,415.50		.50	1.54	39
(.32)	11.13	6.48	4,252.50		.50	2.24	84
(.32)	10.76	20.07	6,123.50		.50	1.26	28
(.53)	9.27	8.56	3,603.50		.50	1.30	57

(.42)	6.08	3.07	5,749	—	—	2.36	53
(3.19)	6.32	(.66)	6,625	—	—	1.91	44
(.32)	9.52	7.12	7,542	—	—	2.89	84
(.22)	9.20	20.61	10,729	—	—	1.75	27
(1.94)	7.84	9.00	8,731	—	—	1.44	78

(.40)	6.10	2.82	2,697.25		.25	1.97	53
(3.17)	6.34	(.90)	2,421.25		.25	1.66	44
(.30)	9.54	6.81	2,170.25		.25	2.45	84
(.20)	9.22	20.42	3,515.25		.25	1.44	27
(1.92)	7.85	8.82	2,658.25		.25	1.52	78

(.39)	6.08	2.57	3,453.50		.50	1.79	53
(3.15)	6.32	(1.10)	3,322.50		.50	1.61	44
(.28)	9.51	6.51	5,523.50		.50	2.20	84
(.18)	9.20	20.03	5,649.50		.50	1.17	27
(1.89)	7.84	8.50	3,482.50		.50	1.43	78
129

FINANCIAL HIGHLIGHTS, continued
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2055 Strategy Fund
Class R1
October 31, 2016	11.05	.23	.08	.31	(.25)	(.15)	—
October 31, 2015	12.51	.17	(.21)	(.04)	(.24)	(1.18)	—
October 31, 2014	12.04	.34	.49	.83	(.32)	(.04)	—
October 31, 2013	10.27	.15	1.93	2.08	(.19)	(.12)	—
October 31, 2012	9.63	.16	.68	.84	(.18)	(.02)	—
Class R4(1)
October 31, 2016	11.05	.25	.04	.29	(.22)	(.15)	—
October 31, 2015	12.52	.19	(.27)	(.08)	(.21)	(1.18)	—
October 31, 2014	12.03	.28	.54	.82	(.29)	(.04)	—
October 31, 2013	10.27	.16	1.88	2.04	(.16)	(.12)	—
October 31, 2012	9.63	.15	.66	.81	(.15)	(.02)	—
Class R5(2)
October 31, 2016	11.04	.17	.09	.26	(.21)	(.15)	—
October 31, 2015	12.50	.14	(.24)	(.10)	(.18)	(1.18)	—
October 31, 2014	12.03	.22	.56	.78	(.27)	(.04)	—
October 31, 2013	10.27	.12	1.90	2.02	(.14)	(.12)	—
October 31, 2012	9.63	.11	.68	.79	(.13)	(.02)	—
In Retirement Fund
Class A
October 31, 2016	7.75	.20	.09	.29	(.20)	(.32)	—
October 31, 2015	10.88	.20	(.13)	.07	(.23)	(2.97)	—
October 31, 2014	11.05	.17	.33	.50	(.19)	(.48)	—
October 31, 2013	10.74	.36	.29	.65	(.29)	(.05)	—
October 31, 2012	10.10	.25	.55	.80	(.12)	(.04)	—
Class R1
October 31, 2016	7.59	.21	.09	.30	(.22)	(.32)	—
October 31, 2015	10.72	.17	(.08)	.09	(.25)	(2.97)	—
October 31, 2014	10.90	.21	.31	.52	(.22)	(.48)	—
October 31, 2013	10.60	.33	.34	.67	(.32)	(.05)	—
October 31, 2012	10.10	.27	.55	.82	(.28)	(.04)	—
Class R4(1)
October 31, 2016	7.59	.19	.10	.29	(.20)	(.32)	—
October 31, 2015	10.73	.15	(.09)	.06	(.23)	(2.97)	—
October 31, 2014	10.90	.17	.33	.50	(.19)	(.48)	—
October 31, 2013	10.60	.32	.32	.64	(.29)	(.05)	—
October 31, 2012	10.10	.27	.52	.79	(.25)	(.04)	—
Class R5(2)
October 31, 2016	7.57	.18	.09	.27	(.18)	(.32)	—
October 31, 2015	10.70	.16	(.12)	.04	(.20)	(2.97)	—
October 31, 2014	10.88	.16	.30	.46	(.16)	(.48)	—
October 31, 2013	10.58	.27	.34	.61	(.26)	(.05)	—
October 31, 2012	10.08	.24	.53	.77	(.23)	(.04)	—
See Notes to Financial Highlights at the end of this section.
130

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(.40)	10.96	3.02	1,887	—	—	2.17	76
(1.42)	11.05	(.52)	1,381	—	—	1.54	28
(.36)	12.51	7.01	579	—	—	2.81	132
(.31)	12.04	20.74	648	—	—	1.31	27
(.20)	10.27	8.92	171	—	—	1.66	23

(.37)	10.97	2.80	1,148.25		.25	2.33	76
(1.39)	11.05	(.85)	1,932.25		.25	1.63	28
(.33)	12.52	6.93	1,554.25		.25	2.26	132
(.28)	12.03	20.35	1,290.25		.25	1.43	27
(.17)	10.27	8.64	957.25		.25	1.48	23

(.36)	10.94	2.53	1,081.50		.50	1.62	76
(1.36)	11.04	(1.00)	834.50		.50	1.25	28
(.31)	12.50	6.55	712.50		.50	1.80	132
(.26)	12.03	20.09	407.50		.50	1.04	27
(.15)	10.27	8.41	233.50		.50	1.08	23

(.52)	7.52	4.02	447.25		.25	2.65	21
(3.20)	7.75	.69	459.25		.25	2.39	56
(.67)	10.88	4.75	486.25		.25	1.60	34
(.34)	11.05	6.15	493.25		.25	3.30	19
(.16)	10.74	8.01	1,035.25		.25	2.43	20

(.54)	7.35	4.24	16,242	—	—	2.90	21
(3.22)	7.59	.96	22,325	—	—	2.15	56
(.70)	10.72	5.00	14,897	—	—	1.95	34
(.37)	10.90	6.48	29,451	—	—	3.10	19
(.32)	10.60	8.32	36,665	—	—	2.66	20

(.52)	7.36	4.12	8,274.25		.25	2.67	21
(3.20)	7.59	.59	8,789.25		.25	1.95	56
(.67)	10.73	4.81	5,804.25		.25	1.56	34
(.34)	10.90	6.16	7,818.25		.25	2.95	19
(.29)	10.60	8.05	10,996.25		.25	2.59	20

(.50)	7.34	3.81	3,542.50		.50	2.54	21
(3.17)	7.57	.38	7,272.50		.50	1.97	56
(.64)	10.70	4.43	9,954.50		.50	1.47	34
(.31)	10.88	5.90	18,939.50		.50	2.57	19
(.27)	10.58	7.78	23,337.50		.50	2.35	20
131

Notes to Financial Highlights – October 31, 2016
(1)	As of October 1, 2014, Class R2 shares were reclassified as Class R4 shares and all shareholders were issued shares of Class R4. Class R2 shares are no longer offered. The financials highlights for the period ended October 31, 2014 reflect a consolidation of the financial activity of Class R2 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31, 2014. All prior periods reflect the financial activity of Class R2 shares.
(2)	As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all shareholders were issued shares of Class R5. Class R3 shares are no longer offered. The financials highlights for the period ended October 31, 2014 reflect a consolidation of the financial activity of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R5 shares for the period October 2, 2014 through October 31, 2014. All prior periods reflect the financial activity of Class R3 shares.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Total return for Class A does not reflect a front end sales charge. If sales charges were included, the total return would be lower.
(d)	May reflect amounts waived and/or reimbursed by RIM and/or RIFUS.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
132

MONEY MANAGER INFORMATION
The money managers of the Underlying Funds are not affiliates of the Funds or Underlying Funds, RIM, RIFUS or the Distributor other than as a result of their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC Funds, or to other clients of RIM or its affiliates, including Russell Investments Trust Company. Investments in the Funds are not deposits with or other liabilities of any of the money managers and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. The money managers do not guarantee the performance of the Underlying Funds or any particular rate of return.
For a complete list of current money managers for the Underlying Funds please see the Underlying Funds' Prospectus. A complete list of current money managers for the Underlying Funds can also be found at https://russellinvestments.com.
When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.
133

EXPENSE NOTES
The following notes supplement the Annual Fund Operating Expenses tables in the Risk/Return Summary and provide additional information necessary to understand the expenses provided in those tables:
•	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.
•	Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class E, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class E, Class R4 and Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
•	“Acquired Fund Fees and Expenses” are indirect expenses borne by the Funds as a result of their investment in another fund or funds, including any subsidiary. The fees payable by a Fund with respect to the investment of cash reserves are included in “Acquired Fund Fees and Expenses” if they are at least 0.01% of the Fund’s average net assets. If such fees are less than 0.01% of the Fund’s average net assets, they are included in “Other Expenses.”
•	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class E Shares.
•	Shareholders in the Funds bear indirectly the proportionate expenses of the Underlying Funds in which they invest. These expenses are reflected in Acquired (Underlying) Fund Fees and Expenses. The Funds’ Net Annual Fund Operating Expense ratios in the table are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which the Funds invest. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of the Funds assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds.
134

PERFORMANCE NOTES
The following notes supplement the Performance tables in the Risk/Return Summary and provide additional information necessary to understand the returns provided in those tables:
The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
2020 Strategy Fund
The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares. Class R2 Shares have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class D Shares were redesignated Class R3 Shares on March 1, 2006. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
2025 Strategy Fund
The Fund first issued class R1 Shares on March 31, 2008.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as the Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
2030 Strategy Fund
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares. Class R2 Shares have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class D Shares were redesignated Class R3 Shares on March 1, 2006. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
2035 Strategy Fund
The Fund first issued class R1 Shares on March 31, 2008.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as the Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
2040 Strategy Fund
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares. Class R2 Shares have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
135

The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class D Shares were redesignated Class R3 Shares on March 1, 2006. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
2045 Strategy Fund
The Fund first issued class R1 Shares on March 31, 2008.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as the Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
2050 Strategy Fund
The Fund first issued class R1 Shares on March 31, 2008.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as the Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
2055 Strategy Fund
The Fund first issued class R1 Shares on December 31, 2010.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as the Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
In Retirement Fund
The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.
The Fund first issued Class R1 Shares on March 31, 2008.
The Fund first issued Class A Shares on February 25, 2011. The returns shown for Class A Shares prior to that date are the returns of the Fund’s Class R2 Shares. The performance shown has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns as the Class R2 Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class R2 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R4 Shares on October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the Fund’s Class R2 Shares, which have the same expenses as the Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 Shares on October 1, 2014.
The Fund first issued Class R5 Shares on October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the Fund’s Class R3 Shares, which have the same expenses as the Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 Shares on October 1, 2014.
136

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

For more information about the Funds, the following documents are available without charge:
ANNUAL/SEMIANNUAL REPORTS: Additional information about each Fund’s investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.
The annual and semiannual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds' and Underlying Funds' SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:
Russell Investments
P.O. Box 8420
Boston, MA 02266-8420
Telephone: 1-800-787-7354
The Funds' and Underlying Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at https://russellinvestments.com.
Each year you are automatically sent an updated Prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds' Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.
You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy (formerly, the Public Reference Room) in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL” brand.
Distributor: Russell Investments Financial Services, LLC.
Russell Investment Company’s SEC File No. 811-03153
36-08-181 (0317)
00190822

Prospectus
Select Funds

March 1, 2017
Ticker Symbol By Class
Fund	A	A1	A2	A3	C	C1	E
Select U.S. Equity Fund	RTDAX	RSSEX	RSSSX	RSSMX	RTDCX	RSSHX	RTDEX
	R6	S	T	Y
	RTDRX	RTDSX	RTDTX	RTDYX
	A	A1	A2	A3	C	C1	E
Select International Equity Fund	RTIAX	RSJAX	RSJSX	RSJMX	RTICX	RSJCX	RTIEX
	R6	S	T	Y
	RTIRX	RTISX	RTITX	RTIYX
Class A2, Class A3 and Class C1 Shares are not currently being offered to investors and are not available for sale in any state.
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
800-787-7354

Risk/Return Summary
Select U.S. Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 35 and 38, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 15 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.30%	0.25%	0.29%	0.84%	(0.00)%	0.84%
Class A1 Shares	0.30%	0.25%	0.29%	0.84%	(0.00)%	0.84%
Class A2 Shares	0.30%	0.25%	0.29%	0.84%	(0.00)%	0.84%
Class A3 Shares	0.30%	0.25%	0.29%	0.84%	(0.00)%	0.84%
Class C Shares	0.30%	0.75%	0.54%	1.59%	(0.00)%	1.59%
Class C1 Shares	0.30%	1.00%	0.29%	1.59%	(0.00)%	1.59%
Class E Shares	0.30%	None	0.54%	0.84%	(0.00)%	0.84%
Class R6 Shares	0.30%	None	0.14%	0.44%	(0.02)%	0.42%
Class S Shares	0.30%	None	0.29%	0.59%	(0.00)%	0.59%
Class T Shares	0.30%	None	0.29%	0.59%	(0.15)%	0.44%
Class Y Shares	0.30%	None	0.09%	0.39%	(0.00)%	0.39%
1

#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.40% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.15% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$656	$828	$1,015	$1,555
Class A1 Shares	$334	$512	$ 705	$1,263
Class A2 Shares	$433	$609	$ 801	$1,353
Class A3 Shares	$383	$561	$ 753	$1,308
Class C Shares	$162	$502	$ 867	$1,891
Class C1 Shares	$262	$502	$ 867	$1,891
Class E Shares	$ 86	$269	$ 467	$1,039
Class R6 Shares	$ 43	$140	$ 246	$ 555
Class S Shares	$ 60	$190	$ 330	$ 740
Class T Shares	$ 45	$174	$ 315	$ 726
Class Y Shares	$ 40	$126	$ 220	$ 495
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$162	$502	$867	$1,891
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies but may also invest in small capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution.
2

Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund's investment objective by managing the Fund's overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry or sector). RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund's desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell 1000® Index but may include or be entirely comprised of stocks not included in the Russell 1000® Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures.  RIM may also invest in index futures, index put or call options or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes.
The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Funds and you could lose money. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The baskets of securities or instruments selected for the Fund’s portfolio may not perform as RIM expects and security or instrument selection risk may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. Exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess a Fund’s portfolio characteristics and it is possible that its judgments regarding a Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Index-Based Investing. Index-based strategies may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than,
3

the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). Prior to the date of this Prospectus, the performance of the Fund’s Class Y Shares was shown in the bar chart because the Fund’s Class S Shares did not have a full year of performance. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
4

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	N/A	N/A
Return Before Taxes, Class A1	N/A	N/A
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	N/A	N/A
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	N/A	N/A
Return Before Taxes, Class R6	13.41%	8.63%
Return Before Taxes, Class T	13.39%	8.61%
Return Before Taxes, Class Y	13.33%	8.60%
Return Before Taxes, Class S	13.14%	8.45%
Return After Taxes on Distributions, Class S	12.68%	7.87%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	7.78%	6.41%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	8.32%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund’s investment adviser is RIM.
Portfolio Manager
David Hintz, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since the Fund’s inception.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 12.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 12.
•	Taxes, please see Taxes on page 12.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 12.
5

Select International Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 35 and 38, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 15 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class A1	Class A2	Class A3	Class C, E, R6, S, T, Y	Class C1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	3.50%	3.00%	None	None
Maximum Deferred Sales Charge (Load)*	1.00%	None	1.00%	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.45%	0.25%	0.32%	1.02%	(0.08)%	0.94%
Class A1 Shares	0.45%	0.25%	0.32%	1.02%	(0.08)%	0.94%
Class A2 Shares	0.45%	0.25%	0.32%	1.02%	(0.08)%	0.94%
Class A3 Shares	0.45%	0.25%	0.32%	1.02%	(0.08)%	0.94%
Class C Shares	0.45%	0.75%	0.57%	1.77%	(0.08)%	1.69%
Class C1 Shares	0.45%	1.00%	0.32%	1.77%	(0.08)%	1.69%
Class E Shares	0.45%	None	0.57%	1.02%	(0.08)%	0.94%
Class R6 Shares	0.45%	None	0.17%	0.62%	(0.10)%	0.52%
Class S Shares	0.45%	None	0.32%	0.77%	(0.08)%	0.69%
Class T Shares	0.45%	None	0.32%	0.77%	(0.23)%	0.54%
Class Y Shares	0.45%	None	0.12%	0.57%	(0.08)%	0.49%
#	Until February 28, 2018, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.49% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.15% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.
“Other Expenses” for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
6

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$665	$874	$1,099	$1,744
Class A1 Shares	$344	$559	$ 792	$1,460
Class A2 Shares	$443	$656	$ 886	$1,547
Class A3 Shares	$393	$607	$ 839	$1,504
Class C Shares	$172	$549	$ 952	$2,077
Class C1 Shares	$272	$549	$ 952	$2,077
Class E Shares	$ 96	$317	$ 556	$1,241
Class R6 Shares	$ 53	$189	$ 336	$ 765
Class S Shares	$ 71	$238	$ 420	$ 947
Class T Shares	$ 55	$223	$ 405	$ 933
Class Y Shares	$ 50	$175	$ 310	$ 706
For the Share Class listed below, you would pay the following if you did not redeem your Shares:
	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$172	$549	$952	$2,077
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks issued by companies economically tied to or located in developed market countries, other than the U.S. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed ex-U.S. Large Cap Index or within the capitalization range of the Russell Developed ex-U.S. Large Cap Index as measured at its most recent reconstitution.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size,
7

industry, sector or region). RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell Developed ex-U.S. Large Cap Index but may include or be entirely comprised of stocks not included in the Russell Developed ex-U.S. Large Cap Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures. RIM may also invest in index futures, index put or call options, currency forwards or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Funds and you could lose money. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The baskets of securities or instruments selected for the Fund’s portfolio may not perform as RIM expects and security or instrument selection risk may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. Exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess a Fund’s portfolio characteristics and it is possible that its judgments regarding a Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Index-Based Investing. Index-based strategies may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
8

•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
•	Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). Prior to the date of this Prospectus, the performance of the Fund’s Class Y
9

Shares was shown in the bar chart because the Fund’s Class S Shares did not have a full year of performance. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2016	1 Year	Since Inception
Return Before Taxes, Class A	N/A	N/A
Return Before Taxes, Class A1	N/A	N/A
Return Before Taxes, Class A2	N/A	N/A
Return Before Taxes, Class A3	N/A	N/A
Return Before Taxes, Class C	N/A	N/A
Return Before Taxes, Class C1	N/A	N/A
Return Before Taxes, Class E	N/A	N/A
Return Before Taxes, Class R6	1.54%	(4.17)%
Return Before Taxes, Class T	1.48%	(4.16)%
Return Before Taxes, Class Y	1.56%	(4.16)%
Return Before Taxes, Class S	1.42%	(4.26)%
Return After Taxes on Distributions, Class S	1.32%	(4.46)%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	1.67%	(2.91)%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	2.42%	(3.17)%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
10

Management

Investment Adviser
The Fund’s investment adviser is RIM.
Portfolio Manager
Jon Eggins, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since February 2015.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see How to Purchase Shares on page 12.
•	Redemption of Fund Shares, please see How to Redeem Shares on page 12.
•	Taxes, please see Taxes on page 12.
•	Financial Intermediary Compensation, please see Payments to Broker-Dealers and Other Financial Intermediaries on page 12.
11

Additional Information
How to Purchase Shares
Unless you are eligible to participate in a Russell Investments employee investment program, Shares are only available through a select network of banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations (collectively, “Financial Intermediaries”). Class E, R6, S and T Shares of each Fund may only be purchased by specified categories of investors and are only offered by certain Financial Intermediaries. There is currently no required minimum initial investment for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6, Class S or Class T Shares. For Class Y Shares, there is a $10 million minimum initial investment for each account in each Fund. However, for Class Y Shares there is no required minimum initial investment for specified categories of investors. Each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares.
For more information about how to purchase Shares, please see Additional Information about How to Purchase Shares in the Funds' Prospectus.
How to Redeem Shares
Shares may be redeemed through your Financial Intermediary on any business day of the Funds (defined as a day on which the New York Stock Exchange (“NYSE”) is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption requests must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on a business day of the Funds, in order to be processed at the net asset value calculated on that day. Because Financial Intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is. Please contact your Financial Intermediary for instructions on how to place redemption requests.
For more information about how to redeem Shares, please see Additional Information about How to Redeem Shares in the Funds' Prospectus.
Taxes
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, distributions from a Fund are generally taxable to you as either ordinary income or capital gains.
For more information about these and other tax matters relating to each Fund and its shareholders, please see Additional Information about Taxes in the Funds' Prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Shares of a Fund through a broker-dealer or other Financial Intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.
For more information about payments to broker-dealers and other Financial Intermediaries please see Distribution and Shareholder Services Arrangements and Payments to Financial Intermediaries in the Funds' Prospectus.
12

MANAGEMENT OF THE Funds
The Funds' investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2016, managed over $36.4 billion in 51 mutual fund portfolios. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly hold a majority ownership interest and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly hold a significant minority ownership interest in RIM and its affiliates (“Russell Investments”). TA Associates is one of the oldest and most experienced global growth private equity firms. Reverence Capital is a private investment firm, focused on investing in leading financial services companies.
The RIC funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations (collectively, “Financial Intermediaries”) that have been selected by RIM or Russell Investments Financial Services, LLC (the “Distributor”). Most RIC Funds are designed to be used within multi-asset portfolios to gain exposure to a globally diverse mix of asset classes and styles and to combine traditional securities, such as equities and bonds, with non-traditional approaches, such as alternative investments. RIM's multi-asset approach combines diversification, research and selection of unaffiliated money managers and dynamic portfolio management.  RIM uses its core capabilities (capital markets insights, research, asset allocation, portfolio implementation and factor exposures) to manage the Funds by combining various investment strategies into a single Fund.
RIM provides all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund’s overall exposures.
The Funds' administrator and transfer agent is Russell Investments Fund Services, LLC (“RIFUS”), a wholly-owned subsidiary of RIM. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. The Funds' custodian, State Street Bank and Trust Company, maintains custody of the Funds' assets and establishes and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest. RIFUS, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. As described above, each Fund conducts its business through a number of service providers who act on its behalf. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.
RIM’s employees who have primary responsibility for the management of the Funds (the “RIM Managers”) are:
•	Jon Eggins, Senior Portfolio Manager since November 2013. Mr. Eggins was a Portfolio Manager from March 2011 to November 2013. Mr. Eggins has primary responsibility for the management of the Select International Equity Fund.
•	David Hintz, Senior Portfolio Manager since November 2013. Mr. Hintz was a Portfolio Manager from November 2011 to November 2013. Mr. Hintz has primary responsibility for the management of the Select U.S. Equity Fund.
Please see the Funds' Statement of Additional Information (“SAI”) for additional information about the RIM Managers' compensation, other accounts managed by the RIM Managers and the RIM Managers' ownership of securities in the Funds.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIM as a percentage of average daily net assets was: Select U.S. Equity Fund, 0.25%; and Select International Equity Fund, 0.30%.
Each Fund invests its cash in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM.  RIM charges a management fee of 0.07% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.0025% to RIFUS.  RIM retains the balance of the management fee.
A discussion regarding the basis for approval by the Board of the investment advisory contract between RIM and the Funds is available in the Funds' semiannual report to shareholders covering the period ended April 30, 2016.
13

The Trustees are responsible generally for overseeing the management and operations of RIC. The Trustees and RIC’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIC or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIC’s registration statement, nor any other communications or disclosure documents from or on behalf of RIC creates a contract between a shareholder of a Fund and: (i) RIC; (ii) a Fund; (iii) a service provider to RIC or a Fund; and/or (iv) the Trustees or officers of RIC.
The Trustees, on behalf of RIC, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIC and the Funds. Shareholders are not third-party beneficiaries of such agreements.
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten RIC Funds: the Commodity Strategies Fund, Emerging Markets Fund, Global Equity Fund, Global Infrastructure Fund, Global Opportunistic Credit Fund, International Developed Markets Fund, Russell Multi-Strategy Alternative Fund (liquidated in 2016), Strategic Bond Fund, U.S. Small Cap Equity Fund and Global Real Estate Securities Fund.  The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the 1940 Act, for the Funds’ alleged payment of excessive investment management fees to RIM.  On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten RIC Funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the Funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the Funds recovery of the amount of the allegedly excessive compensation or payments received from these ten RIC Funds and earnings that would have accrued to the plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. On November 15, 2016, the Court granted RIM’s and RIFUS’s motion for summary judgment with respect to the Russell Multi-Strategy Alternative Fund and granted the motion in part with respect to the other nine RIC Funds. A trial with respect to plaintiff’s claims on behalf of the remaining nine RIC Funds is currently scheduled to commence in March 2017. RIM and RIFUS are vigorously defending the actions.
14

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
Each of the following Funds has a non-fundamental investment objective as noted below.  A non-fundamental investment objective may be changed by the Board of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.
The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval in circumstances where shareholder approval is not otherwise required by the Investment Company Act of 1940. Unless Fund Shares are held in a tax-deferred account, liquidation or merger may result in a taxable event for shareholders of the liquidated Fund.
RIM may or may not use all of the securities and investment strategies listed below. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Funds. The Funds may invest in other types of securities and use other investment strategies that are not described in this Prospectus. Such securities and investment strategies may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and non-principal investment strategies that may be used by the Funds.
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
Select U.S. Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large and medium capitalization U.S. companies but may also invest in common stocks of small capitalization U.S. companies.
RIM seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry or sector). The Fund’s desired exposures are generally based on RIM’s longer term strategic investment views on specific exposures (value, quality, momentum and volatility), as well as RIM’s short to intermediate term tactical views on a variety of matters such as the economy, interest rates, monetary policy, investment style cycles, sentiment and/or relative valuation opportunities. The Fund’s exposures are monitored and analyzed relative to the Russell 1000® Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the Russell 1000® Index over the short, intermediate or long term.
RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. The quantitative inputs may include historical risk, return, valuation and/or fundamental accounting based characteristics or may be based on mathematical formulas utilizing statistical analyses. Additionally, quantitative tools, such as risk models and optimization may be used to construct the portfolio. Optimization typically includes the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs in order to estimate optimal portfolio positioning. RIM then qualitatively assesses these inputs based on its viewpoints that are derived from investment insights developed from internal and external data, information and opinions, historical returns and forecasting relative to market cycles, valuation signals (i.e., the comparison of valuation ratios such as price to book (the ratio of the market value of equity to the book value of equity) and price to sales (the ratio of the market value of equity to total revenue) of different market segments) and sentiment signals (analysis to determine investors’ attitudes toward different market segments) and risk/return analysis.
15

After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell 1000® Index but may include or be entirely comprised of stocks not included in the Russell 1000® Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures. RIM may replicate indexes or may utilize techniques such as optimization and/or substitution of index constituents to seek to efficiently gain desired portfolio exposures. RIM may also invest in index futures, index put or call options or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s characteristics or if the security is no longer consistent with the investment strategies pursued for the Fund.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. On May 27, 2016, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $549.6 billion to $26.2 billion and the market capitalization of such medium capitalization companies ranged from approximately $26.2 billion to $1.9 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to the U.S. based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
16

Non-Principal Investment Strategies
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may invest in preferred stocks, micro capitalization stocks, rights, warrants and convertible securities.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Select International Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in equity securities, including common stocks issued by companies economically tied to or located in developed markets countries, other than the U.S. The Fund’s securities are denominated principally in foreign currencies and may be held outside the U.S. The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. Under normal market conditions, the Fund will invest at least 40%, and may invest up to 100%, of its assets in equity securities economically tied to developed market countries, other than the U.S. The Fund may invest in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies.
RIM seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry, sector or region). The Fund’s desired exposures are generally based on RIM’s longer term strategic investment views on specific exposures (value, quality, momentum and volatility), as well as RIM’s short to intermediate term tactical views on a variety of matters such as the economy, interest rates, monetary policy, investment style cycles, sentiment and/or relative valuation opportunities. The Fund’s exposures are monitored and analyzed relative to the Russell Developed ex-U.S. Large Cap Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the Russell Developed ex-U.S. Large Cap Index over the short, intermediate or long term.
RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. The quantitative inputs may include historical risk, return, valuation and/or fundamental accounting based characteristics or may be based on mathematical formulas utilizing statistical analyses. Additionally, quantitative tools, such as risk models and optimization may be used to construct the portfolio. Optimization typically includes the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs in order to estimate optimal portfolio positioning. RIM then qualitatively assesses these inputs based on its viewpoints that are derived from investment insights developed from internal and external data, information and opinions, historical returns and forecasting relative to market
17

cycles, valuation signals (i.e., the comparison of valuation ratios such as price to book (the ratio of the market value of equity to the book value of equity) and price to sales (the ratio of the market value of equity to total revenue) of different market segments) and sentiment signals (analysis to determine investors’ attitudes toward different market segments) and risk/return analysis.
After RIM has determined the Fund’s desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell Developed ex-U.S. Large Cap Index but may include or be entirely comprised of stocks not included in the Russell Developed ex-U.S. Large Cap Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures. RIM may replicate indexes or may utilize techniques such as optimization and/or substitution of index constituents to seek to efficiently gain desired portfolio exposures. RIM may also invest in index futures, index put or call options, currency forwards or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and forward currency contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on RIM's judgment regarding the direction of the market for a particular foreign currency or currencies.  The Fund’s currency investments may seek returns through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s characteristics or if the security is no longer consistent with the investment strategies pursued for the Fund.
The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and investment market criteria. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria
18

or classifications are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. Additionally, the categorization of a market may change over time.
The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell Developed ex-U.S. Large Cap Index or within the capitalization range of the Russell Developed ex-U.S. Large Cap Index as measured at its most recent reconstitution. As of May 27, 2016, the market capitalization of such large capitalization companies ranged from approximately $234.2 billion to $14.1 billion and the market capitalization of such medium capitalization companies ranged from approximately $14.1 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies and countries not included within the Russell Developed ex-U.S. Large Cap Index.
In determining if a security is economically tied to or located in a developed or emerging market country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a developed or emerging market country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to developed or emerging market countries if the underlying instruments of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a developed or emerging market country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to a developed or emerging market country as described above. Equity securities in which the Fund invests include common stock, preferred stock, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may invest in preferred stocks, rights, warrants and convertible securities.
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when RIM believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.
19

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
20

RISKS
An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the Funds.
Fund	Principal Risks	Non-Principal Risks
Select U.S. Equity Fund	• Active Management Risk
• Security Basket Selection
• Exposure Tilts
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Derivatives (Futures Contracts, Options and Forwards)
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Large Redemptions
• Global Financial Markets Risk
	• Cash Management	• Securities of Micro Capitalization Companies • Preferred Stocks • Rights, Warrants and Convertible Securities • Depositary Receipts • Securities Lending • Operational Risk
Select International Equity Fund	• Active Management Risk
• Security Basket Selection
• Exposure Tilts
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Equity Securities Risk
• Common Stocks
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Derivatives (Futures Contracts, Options and Forwards)
• Currency Trading Risk
• Counterparty Risk
• Liquidity Risk
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Synthetic Foreign Equity/Fixed Income Securities
• Equity Linked Notes
• Depositary Receipts
• Illiquid Securities
• Securities Lending
• Operational Risk
In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.
Active Management Risk
Actively managed investment portfolios are subject to active management risk. Despite strategies designed to achieve a Fund's investment objective, the values of investments will change with market conditions, and so will the value of any investment in a Fund and you could lose money. Investments in a Fund could be lost or a Fund could underperform other investments. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund. If the quantitative inputs are not predicative or qualitative assessments are incorrect, the Fund may underperform.
21

•	Security Basket Selection
The baskets of securities or instruments chosen by RIM to be in a Fund's portfolio may not perform as RIM expects. Security or instrument selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Exposure Tilts
RIM will implement shifts in a Fund's exposures by over or underweighting any of the portfolio’s investment characteristics relative to its index over the short, intermediate or long term. Such tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect.
•	Management of Fund Exposures
There is no guarantee that RIM will effectively assess a Fund's overall exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term.
Index-Based Investing
The Funds may use index-based strategies, including index replication and optimized index sampling. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index, but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and a Fund may not hold all the securities and may hold securities not included in the reference index. A Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause a Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of a Fund's portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of a Fund's portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Quantitative Investing
Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts. This could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to a Fund's overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest as a result of the factors used in the analysis, the weight placed on each factor, and changes in underlying market conditions. As market dynamics shift over time, a previously successful input or model may become outdated and result in losses. Inputs or models may be flawed or not work as anticipated and cause a Fund to underperform other funds with similar objectives and strategies. Certain inputs and models may utilize third-party data and models that RIM believes to be reliable. However, RIM does not guarantee the accuracy of third-party data or models.
Equity Securities Risk
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the performance of individual companies (company risk). Therefore, the value of an investment in the Funds may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in
22

general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.
•	Common Stocks
The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt instruments will take precedence over the claims of owners of common stocks.
•	Securities of Medium Capitalization Companies
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.
•	Securities of Small Capitalization Companies
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
•	Securities of Micro Capitalization Companies
Investments in securities of micro capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies may be newly formed with more limited track records and less publicly available information.
•	Preferred Stocks
Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
•	Rights, Warrants and Convertible Securities
Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but rights typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock.
Non-U.S. Securities
A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund's foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer
23

transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
•	Non-U.S. Equity Securities
Non-U.S. equity securities are subject to all of the risks of equity securities generally, but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.
•	Emerging Markets Securities
Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
•	Currency Risk
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund. Securities held by a Fund which are denominated in U.S. dollars are still subject to currency risk.
•	Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
Derivatives (Futures Contracts, Options and Forwards)
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying instrument. Various derivative instruments are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives may be used as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets. A Fund may also use derivatives to pursue a strategy to be fully invested or to seek to manage portfolio risk.
24

Investments in a derivative instrument could lose more than the initial amount invested and certain derivatives have the potential for unlimited loss. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities, physical commodities or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Participation in the options or futures markets, as well as the use of forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund's predictions of the direction of movements of the prices of the underlying instruments are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts and forwards include: (i) dependence on the ability to predict correctly the direction of movements of the prices of the underlying instruments; (ii) imperfect correlation between the price of the derivative instrument and the underlying instrument and the risk of mispricing or improper valuation; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time, which risk is heightened for highly customized derivatives; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter derivative products, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based; (vii) the possible inability of a Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives and (viii) for options, the change in volatility of the underlying instrument due to global market and economic conditions or other factors, which may negatively affect the value of such option..
The risk of loss in trading derivative contracts in some strategies is potentially unlimited. A Fund may lose the entire amount invested in derivatives contracts, and more. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. A Fund limits its investment in derivative contracts so that the aggregate notional value (meaning the stated contract value) of the derivative contracts does not exceed the net assets of the Fund. Participation in the option or futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. In many cases, a relatively small price movement in a futures or option contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit or premium received. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.
Certain derivatives may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.
If a put or call option purchased by a Fund is not sold when it has remaining value, and if, on the option expiration date, the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund, which may be unlimited for uncovered call positions.
Furthermore, regulatory requirements to set aside liquid assets to meet obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund needing to sell holdings at a disadvantageous time. A Fund may also be unable to close out its positions when desired.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, RIM may wish to retain a Fund's position in
25

the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) required the CFTC to establish speculative position limits on listed futures and options on physical commodities (including certain energy, metals and agricultural products) and economically equivalent over-the-counter (“OTC”) derivatives. The CFTC has not finalized the new CFTC-set limits so they are not yet in effect. Further regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
In December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objective.
Currency Trading Risk
The Select International Equity Fund may engage in foreign currency transactions to hedge against uncertainty in the level of future exchange rates and/or to effect investment transactions to generate returns consistent with the Fund's investment objectives and strategies (i.e., speculative currency trading strategies). Foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. The Fund may also enter into options on foreign currency. Currency spot, forward and option prices are highly volatile and forward, spot and option contracts may be illiquid. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates. From time to time, governments intervene directly in these markets with the specific intention of influencing such prices. Currency trading may also involve economic leverage (i.e., the Fund may have the right to a return on its investment that exceeds the return that the Fund would expect to receive based on the amount contributed to the investment), which can increase the gain or the loss associated with changes in the value of the underlying instrument. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold. Many foreign currency forward contracts will eventually be exchange-traded and cleared.  Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Counterparty Risk
Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving over-the-counter derivatives, securities lending and short sales.
Securities of Other Investment Companies
If a Fund invests in other investment companies, including exchange traded funds (“ETFs”), shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of a Fund but also to the portfolio investments of the underlying investment companies. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on
26

market values throughout each trading day, and not at net asset value. For this reason, shares can trade at either a premium or discount to net asset value. If an ETF held by a Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Real Estate Securities
Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also indirectly subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
•	Real Estate Investment Trusts (“REITs”)
REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws. The value of a REIT may also be affected by changes in interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Depositary Receipts
Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing a Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
Illiquid Securities
An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued it. A Fund may not be able to sell an illiquid security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in
27

illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. In addition, to the extent a Fund trades in illiquid markets, it may be unable to dispose of or purchase securities at favorable prices in order to satisfy redemptions or subscriptions. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund's principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk.
Large Redemptions
Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss or before RIM would otherwise decide to do so. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund's portfolio securities, higher brokerage commissions and other transaction costs. The Funds are used as investments for funds of funds which have the same investment adviser as the Funds. The Funds may also be used as investments in asset allocation programs sponsored by certain Financial Intermediaries. These Funds may have a large percentage of their Shares owned by such funds of funds or through such asset allocation programs. Should RIM or such Financial Intermediary change investment strategies or investment allocations such that fewer assets are invested in a Fund or a Fund is no longer used as an investment, that Fund could experience large redemptions of its Shares.
Global Financial Markets Risk
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. During the recent global financial crisis, instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention could also change the way in which a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund's ability to achieve its investment objective. For example, uncertainty regarding the status of the euro could also create volatility in currency and the general financial markets, which may affect the liquidity and value of a Fund's investments. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect a Fund's investments in ways that are unforeseeable.
Furthermore, a country’s economic conditions, political events, military action and/or other conditions may lead to foreign government intervention and the imposition of economic sanctions. Such sanctions may include (i) the prohibition, limitation or restriction of investment, the movement of currency, securities or other assets; (ii) the imposition of exchange controls or confiscations; and (iii) barriers to registration, settlement or custody. Sanctions may impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, which may negatively impact the value and/or liquidity of such investments.
In certain countries, including the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that a government will be unable to pay investors at maturity, may cause declines in currency valuations or prevent such government from implementing effective fiscal policy. In 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating on the U.S., citing, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. Because certain Funds invest in securities supported by the full faith and credit of the U.S. government, the market prices and yields of such securities may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt.
RIM will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that it will be successful in doing so. In addition, RIC has established procedures to value instruments for which market prices may not be readily available.
28

Cash Management
Each Fund may expose its cash to the performance of certain markets by purchasing equity securities and/or derivatives.  This approach increases a Fund's performance if the particular market rises in value and reduces a Fund's performance if the particular market declines in value. However, the performance of these instruments may not correlate precisely to the performance of the corresponding market and RIM may not effectively select instruments to gain market or strategy exposure. As a result, while the goal is to achieve market returns, this strategy may underperform the applicable market. In addition, the sale of equity index put options with respect to a Fund's cash may reduce a Fund's performance if equity markets decline.
Securities Lending
If a borrower of a Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
Operational Risk
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund. In addition, as the use of technology increases, the Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security breaches of the Funds' third party service providers or issuers in which the Funds invest may also subject the Funds to many of the same risks associated with direct cyber security breaches. The Funds and the Funds' third party service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used or disclosed.
29

PORTFOLIO TURNOVER
Portfolio turnover measures how frequently securities held by a Fund are bought and sold. Certain investment practices may increase the Fund’s portfolio turnover rate which may result in higher levels of realized gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Fund performance. The annual portfolio turnover rates for the Funds are shown in the Financial Highlights tables in this Prospectus.
PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' Statement of Additional Information.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.
Income Dividends
The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:
Declared	Payable	Funds
Quarterly	April, July, October and December	Select U.S. Equity Fund
Annually	Mid-December	Select International Equity Fund
An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.
Capital Gains Distributions
The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.
Buying a Dividend
If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend.” Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend,” check a Fund’s distribution dates before you invest.
Automatic Reinvestment
Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Fund Shares, unless you elect to have the dividends or distributions paid in cash or invested in another RIC Fund. If you elect to have dividends or distributions invested in Class A1 or Class A3 Shares of another RIC Fund, such investments may be subject to the front-end sales charge applicable to such Class. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.
additional information about TAXES
Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, distributions from a Fund are generally taxable to you as either ordinary income or capital gains. This is true whether you reinvest your
30

distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Early each year, you will receive a statement that shows the tax status of distributions you received for the previous year.
Foreign exchange gain or loss arising from a Fund’s foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to investors.
If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in some cases, distributions from non-U.S. corporations. There can be no assurance that any portion of the dividends you receive from a Fund will qualify as qualified dividend income.
When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.
No Fund makes any representation as to the amount or variability of its capital gains distributions which may vary as a function of several factors including, but not limited to, gains and losses related to the sale of securities, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.
Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. A portion of Fund distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund if properly reported by the Fund. The Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.
When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of a Fund’s assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders who may then (subject to limitations) claim a foreign tax credit or deduction.
If you are a corporate investor, a portion of the dividends from net investment income paid by the Select U.S. Equity Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. There can be no assurance that any portion of the dividends paid by the Funds will qualify for the corporate dividends-received deduction.  You should consult your tax professional with respect to the applicability of these rules.
By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.
The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.
Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds' Statement of Additional Information.
31

Cost Basis Reporting
Effective January 1, 2012, Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund shares acquired on or after January 1, 2012. If you acquire and hold shares directly with the Funds and not through a Financial Intermediary, RIFUS will use a default average cost basis methodology for tracking and reporting your cost basis, unless you request, in writing, another cost basis reporting methodology.
If you acquire and hold shares through a Financial Intermediary, please contact your Financial Intermediary for information related to cost basis defaults, cost basis selection, and cost basis reporting.
You should consult your own tax advisor(s) when selecting your cost basis tracking and relief methodology.
HOW NET ASSET VALUE IS DETERMINED
Net Asset Value Per Share
The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund will normally determine net asset value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and calculate a Fund’s net asset value as of the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not calculate a Fund’s net asset value for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day.
The price of Fund Shares is based on a Fund’s net asset value and is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or a Fund agent. See “Additional Information About How to Purchase Shares,” “Additional Information About How to Redeem Shares” and “Exchange Privilege” for more information. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com.
Valuation of Portfolio Securities
The Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RIFUS, RIFUS’s Oversight Committee and the Funds' custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares
32

to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities will use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
CHOOSING A CLASS OF SHARES TO BUY
The Funds offer more than one Class of Shares. Each Class of Shares has different sales charges and expenses, allowing you to choose the Class that best meets your needs. Which Class is more beneficial to you depends on the amount and intended length of the investment. Each Class of Shares is offered by one or more Financial Intermediaries. A Financial Intermediary may choose to offer a particular Class of Shares based on, among other factors, its assessment of the appropriateness of a Class’ attributes in light of its customer base. Your Financial Intermediary may not offer all of the Classes of Shares offered in this Prospectus and, therefore, you may not benefit from certain Fund policies, including those regarding sales charge waivers and reduction of sales charges through reinstatement, rights of accumulation, letters of intent and share class conversions. You may need to invest through another Financial Intermediary in order to take advantage of these Fund policies. Please contact your Financial Intermediary to determine which Classes of Shares your Financial Intermediary offers. For more information about the Financial Intermediaries that currently offer Shares of the Funds, please call 800-787-7354 for assistance in contacting an investment professional near you.
Comparing the Funds' Classes
Your Financial Intermediary can help you decide which Class of Shares meets your goals. Your Financial Intermediary may receive different compensation depending upon which Class of Shares you choose.
Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.
33

Class A Shares
Initial Sales Charge	Up to 5.75%; reduced, waived or deferred for large purchases and certain investors
Deferred Sales Charge	1.00% on redemptions of Class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

Class A1 Shares
Initial Sales Charge	Up to 2.50% for all Funds
Deferred Sales Charge	None
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

Class A2 Shares
Initial Sales Charge	Up to 3.50% for all Funds; reduced, waived or deferred for large purchases and certain investors
Deferred Sales Charge	1.00% on redemptions of Class A2 Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None

Class A3 Shares
Initial Sales Charge	3.00% for all Funds
Deferred Sales Charge	None
Annual 12b-1 Fees	0.25% of average daily assets
Annual Shareholder Service Fees	None
Class C Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	0.75% of average daily assets
Annual Shareholder Service Fees	0.25% of average daily assets
Class C1 Shares
Initial Sales Charge	None
Deferred Sales Charge	1.00% on redemptions of Class C1 Shares made within 12 months of purchase
Annual 12b-1 Fees (including Annual Shareholder Service Fees of 0.25% of average daily assets)	1.00% of average daily assets
34

Class E Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	0.25% of average daily assets
Class R6 Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None

Class S Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None

Class T Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None
Class Y Shares
Initial Sales Charge	None
Deferred Sales Charge	None
Annual 12b-1 Fees	None
Annual Shareholder Service Fees	None
FRONT-END SALES CHARGES
Class C, C1, E, R6, S, T and Y Shares
Class C, C1, E, R6, S, T and Y Shares of all Funds offered in this Prospectus are sold without a front-end sales charge.
Class A, Class A1, Class A2 and Class A3 Shares
Class A, Class A1, Class A2 and Class A3 Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. With respect to Class A and Class A2 shares, you pay a lower front-end sales charge as the size of your investment increases to certain levels. With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A or Class A2 Shares of the same Fund or another RIC Fund. With respect to Class A1 and Class A3 Shares, you do not pay a front-end sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A1 or Class A3 Shares of the same Fund but may pay a front-end sales charge if you reinvest such proceeds in another RIC Fund.
The tables below show the rate of front-end sales charge that you pay, depending on the amount of your investment or transaction. The tables below also show the amount of compensation that is paid to your Financial Intermediary out of
35

the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A, Class A1, Class A2 and Class A3 Shares. Financial Intermediaries may also receive the distribution fee payable on Class A, Class A1, Class A2 and Class A3 Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A, Class A1, Class A2 and Class A3 Shares serviced by them.
Class A Shares
Front End Sales Charges for Class A Shares	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	-0-	-0-	up to 1.00%
Class A1 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Transaction	Offering Price	Net amount Invested
Less than $250,000	2.50%	2.56%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%
Class A2 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
Less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	0.00%	0.00%	0.00%
Class A3 Shares
	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Investment	Offering Price	Net amount Invested
All amounts	3.00%	3.09%	3.00%
Investments of $1,000,000 or more (Class A and Class A2 Shares). With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge when you buy $1,000,000 or more of Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on those Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds' Statement of Additional Information.
Reducing Your Front-End Sales Charge (Class A and Class A2 Shares). To receive a reduced front-end sales charge on purchases of Class A or Class A2 Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A or Class A2 Shares is placed. Your Financial Intermediary may require certain records, such as account statements, to verify that the purchase
36

qualifies for a reduced front-end sales charge.  Additionally, you should retain any records necessary to substantiate historical costs of your Class A or Class A2 Share purchases because the Funds, RIFUS and your Financial Intermediary may not maintain this information.
Front-end Sales Charge Waivers (Class A Shares). Purchases of Class A Shares may be made at net asset value without a front-end or deferred sales charge in the following circumstances. There is no commission paid to Financial Intermediaries for Class A Shares purchased under the following circumstances:
1.	Sales to RIC trustees and employees of Russell Investments (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons
2.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative
3.	Accounts managed by a member of Russell Investments
Prior to March 1, 2016, sales of Class A Shares to multi-participant employer sponsored Defined Contribution plans held in plan level accounts, excluding SEP IRAs and SIMPLE IRAs, qualified for a front-end sales charge waiver. Sales of Class A Shares to plans that previously purchased, and continue to hold, Class A Shares without a front-end sales charge pursuant to this waiver may continue to qualify for the waiver if the policies and procedures of your Financial Intermediary provide for the continued application of the waiver. Please contact your Financial Intermediary for more information.
Moving Between Accounts (Class A, Class A2 and Class A3 Shares). Under certain circumstances, if supported by your Financial Intermediary, you may transfer Class A, Class A2 or Class A3 Shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front-end sales charge. For example, you may transfer Shares without paying a front-end sales load in the following cases:
•	From a non-retirement account to an IRA or other individual retirement account
•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account
In some cases, due to operational limitations or reporting requirements, your Financial Intermediary must redeem Shares from one account and purchase Shares in another account to achieve this type of transfer.
If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.
Aggregated Investments (Class A and Class A2 Shares). The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:
The following accounts owned by you and/or a member of your immediate family (as defined below):
a.	Accounts held individually or jointly
b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act
c.	IRA accounts, certain single participant retirement plan accounts, and SEP IRA, SIMPLE IRA or similar accounts held in individual registration.
d.	Solely controlled business accounts
e.	Trust accounts benefiting you or a member of your immediate family
For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.
Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
You may only combine accounts held with one Financial Intermediary for purposes of aggregated investments.
37

Rights of Accumulation (“ROA”) (Class A and Class A2 Shares). Subject to the limitations described in the aggregation policy, you may combine current purchases of any RIC Fund with your existing holdings of all RIC Funds to determine your current front-end sales charge for Class A and Class A2 Shares. Subject to your Financial Intermediary’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.
The value of all of your holdings in accounts established in calendar year 2007 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2007. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.
For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. The right of accumulation is subject to modification or discontinuance at any time with respect to all Shares purchased thereafter. Additional information is available from your Financial Intermediary.
Letter of Intent (“LOI”) (Class A and Class A2 Shares). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds you intend to make over a 13-month period with the market value of your current RIC Fund holdings to determine the applicable front-end sales charge. With respect to Class A2 Shares, the combined purchases must be made through one Financial Intermediary in order to be eligible for an LOI. Any appreciation of your current RIC Fund holdings and any Shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested during the LOI period, Shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Class A Shares of the Funds held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.
Exchange Privilege (Class A and Class A2 Shares). Generally, exchanges between Class A or Class A2 Shares of the RIC Funds are not subject to a front-end sales charge. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.
Reinstatement Privilege (Class A Shares). You may reinvest proceeds from a redemption or distribution of Class A Shares into Class A Shares of any RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date and the proceeds are invested in any related account eligible to be aggregated for Rights of Accumulation purposes. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. For purposes of this Reinstatement Privilege, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing individual retirement plan contributions are not eligible for reinstatement without a sales charge. The privilege may not be exercised if proceeds are subject to a purchase restriction as described in the section entitled “Frequent Trading Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.
Information about sales charges and sale charge waivers is available free of charge, on the Funds' website at https://.russellinvestments.com.
MORE ABOUT DEFERRED SALES CHARGES
You do not pay a front-end sales charge when you buy $1,000,000 or more of Class A and Class A2 Shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.With respect to Class C1 Shares, if you redeem Class C1 Shares within 12 months of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Shares you have held
38

the longest. Exchanges between Class A, Class A2 and Class C1 Shares you own in one Fund for the same Class of any other Fund are not subject to a deferred sales charge; however, you will pay a deferred sales charge of 1.00% upon redemption if you redeem Class A, Class A2 or Class C1 Shares within one year of your original purchase.
The deferred sales charge may be waived on:
•	shares sold within 12 months following the death or disability of a shareholder
•	redemptions of Class A Shares only, made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70½
•	a systematic withdrawal plan for Class A Shares only, equaling no more than 1% of the account value per any monthly redemption
•	involuntary redemptions
•	redemptions of Class A Shares, Class A2 or Class C1 to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise
All waivers of deferred sales charges are subject to confirmation of your status or holdings.
If you want to learn more about deferred sales charges, contact your Financial Intermediary.
DISTRIBUTION AND SHAREHOLDER SERVICES ARRANGEMENTS AND PAYMENTS TO FINANCIAL INTERMEDIARIES
The Funds offer multiple Classes of Shares in this Prospectus: Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6, Class S, Class T and Class Y Shares. Class A Shares are discussed in the sections entitled “Choosing a Class of Shares to Buy,” “Front-End Sales Charges,” and “More About Deferred Sales Charges.”
Class A Shares participate in the Funds' Rule 12b-1 distribution plan. Under the distribution plan, the Funds' Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. The distribution fees are paid out of the Funds' Class A Shares assets on an ongoing basis, and over time these fees will increase the cost of your investment in the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class A1, Class A2 and Class A3 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. The Class A1, Class A2 and Class A3 Shares pay 0.25% annually for the sale and distribution of Class A1, Class A2 and Class A3 Shares but do not pay shareholder services fees on an annual basis for services provided to Class A1, Class A2 and Class A3 shareholders. Because these fees are paid out of the Class A1, Class A2 and Class A3 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A1, Class A2 and Class A3 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class C Shares participate in the Funds’ Rule 12b-1 distribution plan and in the Funds’ shareholder services plan. Under the distribution plan, the Funds’ Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Funds’ Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds’ Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class C1 Shares participate in the Funds’ Rule 12b-1 distribution and shareholder services plan. The Class C1 Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C1 Shares and shareholder services fees of 0.25% on an annual basis for services provided to Class C1 shareholders. Because these fees are paid out of the Class C1 Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C1 Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.
Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Funds' Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time these fees will increase the cost of your investment in the Funds.
 Class R6, Class S, Class T and Class Y Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.
39

Pursuant to the Funds' Rule 12b-1 distribution and shareholder services plans, Financial Intermediaries may receive: distribution compensation from the Funds' Distributor with respect to Class A, Class A1, Class A2 and Class A3  Shares of the Funds; distribution compensation and shareholder services compensation from the Funds' Distributor with respect to Class C and Class C1 Shares; and/or shareholder services compensation from the Funds' Distributor with respect to Class E Shares of the Funds. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.
In addition to the foregoing payments, the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in connection with distribution, which may include providing services intended to result in the sale of Fund Shares, or to pay for services such as marketing support, education and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. Some of these payments are commonly referred to as “revenue sharing.” At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.
RIFUS may also make cash payments, from its own resources, to key Financial Intermediaries and their service providers (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) to pay for services such as account consolidation, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may fluctuate based on the dollar value of Fund Shares held through a particular Financial Intermediary. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table. At times, such payments may create an incentive for a Financial Intermediary to recommend or make Shares of the Funds available to its customers and may allow the Funds greater access to the customers of the Financial Intermediary.
The Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the SEC and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares.
To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, the Funds' Distributor also offers them a range of complimentary software tools and educational services. The Funds' Distributor provides such tools and services from its own resources.
Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or RIM.
The Funds' Distributor may sponsor sales programs for its registered representatives in which cash incentives are offered to such registered representatives in connection with the sale of certain Funds' Shares by Financial Intermediaries over various periods of time.  Such cash incentives would be paid from the Funds' Distributor’s own resources.
additional information about HOW TO PURCHASE SHARES
Unless you are eligible to participate in a Russell Investments employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.
Class E and Class S Shares may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, or other similar fee for their services for the shareholder account in which the Class E or Class S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a brokerage commission or other similar fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;
(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level or omnibus accounts on
40

behalf of participants. SEP IRA, SIMPLE IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;
(3)	clients of Financial Intermediaries who are members of Russell Investments;
(4)	individuals pursuant to employee investment programs of Russell Investments or its affiliates; or
(5)	current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class E or Class S Shares of the Funds and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
Class R6 Shares are available only to employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level accounts on behalf of participants. Class R6 Shares are not available for any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEP-IRAs, SAR-SEPs, SIMPLE IRAs, individual 401(k) or individual 403(b) plan accounts.
Class T Shares may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, or other similar fee for their services for the shareholder account in which the Class T Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a brokerage commission or other similar fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest; or
(2)	current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class T Shares of the Funds and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
In addition, Class T Shares are available only to shareholders who transact on or through advisory platforms that provide limited services to shareholders and charge a transaction fee to shareholders for transactions in Shares of the Funds.
The Funds generally do not have the ability to enforce these limitations on access to Share Classes with eligibility requirements. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Share Classes with eligibility requirements available to those categories of investors listed above that qualify for access to such Share Classes. However, the Funds will not knowingly sell Share Classes with eligibility requirements to any investor not meeting one of the foregoing criteria.
There is currently no required minimum initial investment for Class A, Class A1, Class A2, Class A3, Class C, Class C1, Class E, Class R6, Class S or Class T Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares.
For Class Y Shares, there is a $10 million required minimum initial investment for each account in the Funds. However, there is no required minimum initial investment for (i) any Russell Investment Company or Russell Investment Funds fund of funds, (ii) for investment companies that have entered into a contractual arrangement with a Fund or its service providers to acquire Class Y Shares or (iii) shares acquired by any collective vehicle or other discretionary account actively managed by Russell Investments.
If a Fund detects a pattern of trading that appears to be designed to evade the minimum initial investment requirement for Class Y Shares, the Fund reserves the right to close the account(s). Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. Prior to closing an account, the Funds will provide reasonable notice and an opportunity to increase the account balance. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.
41

If you purchase, redeem, exchange, convert or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIM, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.
You may purchase Shares through a Financial Intermediary on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). Certain authorized Fund agents have entered into agreements with the Funds' Distributor or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds on behalf of Financial Intermediaries. Some, but not all, Financial Intermediaries are Fund agents, and some, but not all, Fund agents are Financial Intermediaries. Purchase orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Any purchase order received after the purchase order cut-off time will be processed on the following business day at the next calculated net asset value per share. If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and accept purchase orders until the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept purchase orders for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. Because Financial Intermediaries and Fund agents may have earlier purchase order cut off times to allow them to deliver purchase orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
You must place purchase orders for Fund Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement. For certain investment programs where your account is held directly with the Funds' Transfer Agent, you must consult with the investment program to determine the requirements for investing. For such investment programs, cash, checks drawn on credit card accounts, cashiers checks, money orders, travelers checks and other cash equivalents will not be accepted by the Funds' Transfer Agent.
Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.
Foreign Investors: A Financial Intermediary may offer and sell the Funds to non-resident aliens and non-U.S. entities, if (1) the Financial Intermediary can fulfill the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors, and (2) the offer and sale occur in a jurisdiction where a Fund is authorized to be offered and sold, currently the 50 states of the United States and certain U.S. territories.
Without the prior approval of a Fund’s Chief Compliance Officer, non-resident aliens and entities not formed under U.S. law may not purchase Shares of a Fund where the Fund is responsible for the due diligence and other requirements of the USA PATRIOT ACT and applicable Treasury or SEC rules, regulation and guidance applicable to foreign investors. If you invest directly through the Funds and a foreign address is added onto your account, the Funds will not be able to accept additional purchases and will discontinue any automated purchases into the account.
Offering Dates and Times
For all Funds: Purchase orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that
42

day. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries and Fund agents may have earlier purchase order cut off times to allow them to deliver purchase orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
Order and Payment Procedures
Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Automated Investment Program
Your Financial Intermediary may offer an automated investment program whereby you may choose to make regular investments in an established account. With the exception of initial purchases (in certain Share Classes), the Funds do not require minimum investment amounts or specific dates for automated purchases; however, your Financial Intermediary may set certain restrictions for this option. If you would like to establish an automated investment program or for further information, please contact your Financial Intermediary.
You may discontinue the automated investment program, or change the amount and timing of your investments by contacting your Financial Intermediary.
EXCHANGE and conversion PRIVILEGE
How to Exchange or Convert Shares
Exchanges Between Funds. Depending on the Share Class you are invested in and your Financial Intermediary’s policies, you may exchange Shares you own in one Fund for Shares of any other Fund offered by RIC if you meet any applicable initial minimum investment and investor eligibility requirements stated in the Prospectus for that Fund. With respect to Class A1 Shares, you may only exchange Class A1 Shares you own in one Fund for Class A1 Shares of another Fund if you pay a front-end sales charge with respect to the Class A1 Shares of such other Fund. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.
An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.
Share Class Conversions. Depending on the Share Class you are invested in and your Financial Intermediary’s policies, you may convert certain Classes of Shares you own of a Fund for Shares of a different Class of Shares of that Fund. You must meet any applicable initial minimum investment requirement and investor eligibility requirements stated in the Prospectus or required by your Financial Intermediary.
Depending upon the policies of your Financial Intermediary, the following conversions may be effected without the incurrence of a front-end sales charge and/or a deferred sales charge, as applicable:
• Class A or Class C Shares to Class A1, Class A2 or Class A3 Shares
• Class C or Class C1 Shares to Class A1, Class A2 or Class A3 Shares after you have held such Class C or Class C1 Shares for a certain period of time as determined by your Financial Intermediary not to exceed ten years
• Class C to Class C1 Shares
Please contact your Financial Intermediary for information related to their conversion policies.
RIFUS believes that a conversion between Classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the conversion as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
43

Contact your Financial Intermediary for assistance in exchanging or converting Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange or conversion in writing, please contact your Financial Intermediary.
For all Classes of Shares, exchanges and conversions must be made through your Financial Intermediary.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Systematic Exchange Program
Your Financial Intermediary may offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds in an established account. With the exception of initial purchases (for certain Share Classes), the Funds do not require minimum exchange amounts or specific dates for systematic exchanges; however, your Financial Intermediary may set certain restrictions for this option. If you would like to establish a systematic exchange program or for further information, please contact your Financial Intermediary.
A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.
You may discontinue a systematic exchange program, or change the amount and timing of exchanges, by contacting your Financial Intermediary.
RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS
The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.
Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents (i.e., RIM or RIFUS) determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.
In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.
Frequent Trading Policies and Limitations on Trading Activity
Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.
Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.
While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.
If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase Shares of any Fund advised by RIM will be permanently revoked.
44

If the Funds do not have direct access to the shareholder's account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the shareholder’s Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.
Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds' Chief Compliance Officer (“CCO”).
The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict or reject purchase and exchange orders as described above.
In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary's frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on a Financial Intermediary's frequent trading policies must be approved by the Funds' CCO after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds' policies and procedures.
This policy will not apply to:
•	Money Market Funds. The Board of Trustees believes that it is unnecessary for any money market fund to have frequent trading policies because these funds may be used as short term investments.
•	Transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. RIM and the Board of Trustees believe these transactions do not offer the opportunity for price arbitrage.
•	Institutional accounts, including but not limited to, foundations, endowments or defined benefit plans, where the transactions are a result of the characteristics of the account (e.g., donor directed activity or funding or disbursements of defined benefit plan payments) rather than a result of implementation of an investment strategy, so long as such transactions do not interfere with the efficient management of a Fund’s portfolio or are otherwise not in a Fund’s best interests.
•	Trading associated with asset allocated programs where the asset allocation has been developed by RIM or an affiliate of RIM and RIM has transparency into the amount of trading and the ability to monitor and assess the impact to the Funds or scheduled rebalancing of asset allocated programs based on set trading schedules within specified limits.
•	Systematic purchase or redemption programs, if available.
In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.
This policy will not affect any shareholder’s redemption rights.
Risks of Frequent Trading
Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance. For Funds that use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund’s exposure to market moves but would decrease the proportion of the Fund that is actively managed.
45

Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair values of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.
Because certain small capitalization equity securities may be traded infrequently, to the extent that a Fund invests significantly in small capitalization equity securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small capitalization portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.
Limitations on the Ability to Detect and Curtail Frequent Trading
The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder in an omnibus account or curtail their trading practices.
Any exceptions to this policy may only be made by the CCO after a determination that the transaction does not constitute improper trading or other trading activity that may be harmful to the Funds.
additional information about HOW TO REDEEM SHARES
For all Funds: Shares may be redeemed through your Financial Intermediary on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption orders must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Any redemption requests received after the redemption order cut-off time will be processed on the following business day at the next calculated net asset value per share. If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and accept redemption orders until the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds' management believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept redemption orders for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.
Redemption Dates and Times
For all Funds: Redemption requests must normally be received by a Fund or a Fund agent prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) in order to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because
46

Financial Intermediaries and Fund agents may have earlier redemption order cut off times to allow them to deliver redemption orders to the Funds prior to the Funds' order transmission cut off time, please ask your Financial Intermediary what the cut off time is.
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Systematic Withdrawal Program
Your Financial Intermediary may offer a systematic withdrawal program whereby you may choose to redeem your Shares and receive regular payments from your account. The Funds do not require specific redemption amounts or specific dates for systematic withdrawals; however, your Financial Intermediary may set certain restrictions for this option. Please contact your Financial Intermediary for further information.
When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.
For Class A and Class A2 Shares, if your Financial Intermediary was paid a commission by the Funds' Distributor on your Class A and Class A2 Shares and you redeem those Class A and Class A2 Shares within one year of purchase, you may pay a deferred sales charge of 1%.
For Class C1 Shares, if you redeem your Class C1 Shares within one year of purchase, you may pay a deferred sales charge of 1%.
You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.
PAYMENT OF REDEMPTION PROCEEDS
Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.
When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary. For certain investment programs where your account is held directly with the Funds' Transfer Agent, your redemption proceeds will be paid in one of the following manners: (1) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (2) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.
OTHER INFORMATION ABOUT SHARE TRANSACTIONS
Written Instructions
Written instructions must be in proper form as determined by your Financial Intermediary. For certain investment programs where your account is held directly with the Funds’ Transfer Agent, the Funds require that written instructions
47

be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:
•	The Fund name and account number
•	Details related to the transaction including type and amount
•	Signatures of all owners exactly as registered on the account
•	Any supporting legal documentation that may be required
If your account is held directly with the Funds, in order for your instructions by mail to be considered in proper form, the instructions must be received at one of the following addresses:
Regular Mail: Russell Investments, P.O. Box 8420, Boston, MA 02266-8420
Overnight Mail: Russell Investments, 30 Dan Road, Canton, MA 02021-2809
Responsibility for Fraud
Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.
Signature Guarantee
Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or account changes. A signature guarantee verifies the authenticity of your signature and helps protect your account against fraud or unauthorized transactions. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association with which you have a banking or investment relationship. A notary public cannot provide a signature guarantee. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.
In-Kind Exchange of Securities
A Fund may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; and not be subject to restrictions on resale.
Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize gains or losses on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.
The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.
Redemption In-Kind
The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder of up to the lesser of $250,000 or 1% of a Fund’s net assets during any 90-day period must be redeemed solely in cash unless otherwise agreed to by the redeeming shareholder. If operationally possible (typically only when a Fund is notified in advance of a large redemption), a Fund may, at its discretion, pay for any portion of a redemption exceeding such amount by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. There are also operational limitations on the ability of the Funds to make an in-kind distribution of most non-U.S. securities. An in-kind distribution of portfolio securities could include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could
48

cause you to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.
Escheatment and Inactivity
For any accounts held directly at the Funds, the Funds will comply with all federal search and notification requirements, as defined in section 17AD-17 of the Securities Exchange Act of 1934, as amended. Should the assets be determined to be abandoned, then the Funds are legally obligated to escheat said abandoned property to the appropriate state’s unclaimed property administrator, as determined by the owner’s last known address of record.
Furthermore, the Funds will comply with any and all state regulations regarding “inactivity.” Broadly described, state inactivity rules define time periods during which, and specific means by which, shareholders must “contact” their assets, i.e. the Funds, the Funds' agent and/or their Financial Intermediary. The Funds are legally obligated to escheat inactive assets to the state of jurisdiction as identified by the owner’s address of record.
It is the intention of the Funds to comply with the appropriate regulative body for each given instance. For additional information, questions, or concerns regarding these regulations, please contact the Abandoned/Unclaimed Property division of your state of residence, or please contact your Financial Intermediary.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
If you have elected to receive dividends and/or distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Funds with regards to uncashed checks, the Funds may convert your distribution option to have all dividends and/or other distributions reinvested in additional Shares.
Registration of Fund Accounts
Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.
49

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.
The information in the following tables represents the Financial Highlights for all Funds' Share Classes that had Shares outstanding as of October 31, 2016.
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Select U.S. Equity Fund
Class R6
October 31, 2016 (3)	9.91	.12	1.05	1.17	(.15)	-	-
Class S
October 31, 2016	10.73	.17	.31	.48	(.18)	(.11)	-
October 31, 2015 (2)	10.61	.12	.09	.21	(.09)	-	-
Class T
October 31, 2016	10.74	.19	.31	.50	(.20)	(.11)	-
October 31, 2015 (2)	10.61	.14	.09	.23	(.10)	-	-
Class Y
October 31, 2016	10.74	.20	.29	.49	(.20)	(.11)	-
October 31, 2015 (2)	10.41	.17	.31	.48	(.14)	(.01)	-
October 31, 2014 (1)	10.00	.04	.39	.43	(.02)	-	-
Select International Equity Fund
Class R6
October 31, 2016 (3)	7.79	.19	.61	.80	-	-	-
Class S
October 31, 2016	9.12	.21	(.52)	(.31)	(.23)	-
October 31, 2015 (2)	9.07	.23	(.18)	.05	-	-	-
Class T
October 31, 2016	9.14	.22	(.52)	(.30)	(.25)	-
October 31, 2015 (2)	9.07	.22	(.15)	.07	-	-	-
Class Y
October 31, 2016	9.13	.23	(.52)	(.29)	(.25)
October 31, 2015 (2)	9.42	.29	(.52)	(.23)	(.06)	-	-
October 31, 2014 (1)	10.00	.05	(.63)	(.58)	-	-	-
See Notes to Financial Highlights at the end of this section.
50

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.15)	10.93	9.27	112.45		.38	1.67	9

(.29)	10.92	4.61	7,844.60		.55	1.62	9
(.09)	10.73	2.04	3,227.62		.40	1.36	44

(.31)	10.93	4.75	1,024.60		.40	1.78	9
(.10)	10.74	2.23	873.62		.40	1.53	44

(.31)	10.92	4.70	689,603.41		.35	1.84	9
(.15)	10.74	4.71	802,454.43		.35	1.56	44
(.02)	10.41	4.34	140,839.60		.35	1.42	2

-	8.59	10.27	110.62		.47	3.32	57

(.23)	8.58	(3.35)	2,518.78		.64	2.49	57
-	9.12	.55	1,679.84		.64	2.91	25

(.25)	8.59	(3.25)	867.79		.49	2.62	57
-	9.14	.77	2,724.84		.49	2.77	25

(.25)	8.59	(3.11)	746,100.59		.44	2.67	57
(.06)	9.13	(2.43)	862,041.65		.44	3.07	25
-	9.42	(5.80)	111,901.87		.44	1.90	7
51

Notes to Financial Highlights—October 31, 2016
(1) For the period August 1, 2014 (commencement of operations) to October 31, 2014.
(2) For the period January 5, 2015 (commencement of operations) to October 31, 2015.
(3) For the period March 1, 2016 (commencement of operations) to October 31, 2016.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios for less than one year are not annualized.
(d) May reflect amounts waived and/or reimbursed by RIM and/or RIFUS.
(e) The ratios for periods less than one year are annualized.
52

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.
53

EXPENSE NOTES
The following notes supplement the Annual Fund Operating Expenses tables in the Risk/Return Summary and provide additional information necessary to understand the expenses provided in those tables:
•	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.
•	Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares of the Funds may not exceed 7.25%, 7.25%, 7.25%, 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
•	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class C and E Shares, and an administrative fee of up to 0.05% of average daily net assets for all Classes of Shares. The fees payable by a Fund with respect to the investment of cash reserves are included in “Acquired Fund Fees and Expenses” if they are at least 0.01% of the Fund’s average net assets. If such fees are less than 0.01% of the Fund’s average net assets, they are included in “Other Expenses.”
•	In addition to the advisory and administrative fees payable by the Funds to RIM and RIFUS, each Fund that invests its cash reserves in the U.S. Cash Management Fund, an unregistered fund advised by RIM, will bear indirectly a proportionate share of that Fund’s operating expenses, which include the administrative fees that the U.S. Cash Management Fund pays to RIFUS. The cash reserves for all Funds are invested in the U.S. Cash Management Fund. The annual rate of administrative fees payable to RIFUS on the cash reserves invested in the U.S. Cash Management Fund is 0.05%.
54

PERFORMANCE NOTES
The following notes supplement the Performance tables in the Risk/Return Summary and provide additional information necessary to understand the returns provided in those tables:
The calculation of total return after taxes on distributions and sale of Fund Shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund Shares and that the shareholder may therefore deduct the entire capital loss.
Select U.S. Equity Fund
No Class A, Class A1, Class A2, Class A3, Class C, Class C1 or Class E Shares were issued as of the date of this Prospectus.
Prior to March 1, 2017, the performance of the Fund’s Class Y Shares was shown in the bar chart because the Fund’s Class S Shares did not have a full year of performance. Class S Shares have substantially similar annual returns (both before and after tax) as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class R6 Shares on March 1, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class S Shares on January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class T Shares on January 2, 2015. The returns shown for Class T Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class Y Shares.
Select International Equity Fund
No Class A, Class A1, Class A2, Class A3, Class C, Class C1 or Class E Shares were issued as of the date of this Prospectus.
Prior to March 1, 2017, the performance of the Fund’s Class Y Shares was shown in the bar chart because the Fund’s Class S Shares did not have a full year of performance. Class S Shares have substantially similar annual returns (both before and after tax) as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class R6 Shares on March 1, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class S Shares on January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the Class Y Shares.
The Fund first issued Class T Shares on January 2, 2015. The returns shown for Class T Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class S Shares will have substantially similar annual
55

returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class T Shares do not have the same expenses as the Class Y Shares.
56

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

For more information about the Funds, the following documents are available without charge:
ANNUAL/SEMIANNUAL REPORTS: Additional information about each Fund’s investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.
The annual and semiannual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds' SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:
Russell Investments
P.O. Box 8420
Boston, MA 02266-8420
Telephone: 1-800-787-7354
The Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at https://russellinvestments.com.
Each year you are automatically sent an updated Prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds' Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.
You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy (formerly, the Public Reference Room) in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL” brand.

Distributor: Russell Investments Financial Services, LLC.
Russell Investment Company’s SEC File No. 811-03153
36-08-476 (0317)

RUSSELL INVESTMENT COMPANY
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone 1-800-787-7354
STATEMENT OF ADDITIONAL INFORMATION
Non-Fund of Funds
March 1, 2017
Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds' Prospectus, dated March 1, 2017 and any supplements thereto, which may be obtained without charge by telephoning or writing RIC at the number or address shown above. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectus.
This SAI incorporates by reference the Funds' Annual Reports to Shareholders for the year ended October 31, 2016. Copies of the Funds' Annual Reports accompany this SAI.
As of the date of this SAI, RIC is comprised of 42 Funds. This SAI relates to 26 of these Funds. Each of the Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this SAI relates to all classes of Shares of the Funds.
Ticker Symbol By Class
Fund	A	A1	A2 [6]	A3 [6]	C	C1 [6]	E	I [7]	R6	S	T	Y
U.S. Core Equity Fund[1]	RSQAX	RAAHX	RAAMX	RAARX	REQSX	RACNX	REAEX	REASX	RUCRX	RLISX	RAAUX	REAYX
U.S. Defensive Equity Fund[2]	REQAX	RDFAX	RDFSX	RDFMX	REQCX	RDFCX	REQEX	REDSX	RUDRX	REQTX	RDFUX	REUYX
U.S. Dynamic Equity Fund[3]	RSGAX	RDYAX	RDYSX	RDYMX	RSGCX	RDYCX	RSGEX	RSGIX	RDYRX	RSGSX	RDYTX	RSGTX
U.S. Strategic Equity Fund[1]	RSEAX	RUSAX	RUSSX	RUSMX	RSECX	RCUSX	RSEEX	—	RESRX	RSESX	RUSTX	—
U.S. Large Cap Equity Fund[1]	RLCZX	RLFAX	RLFSX	RLFMX	RLCCX	RLFCX	—	—	RULRX	RLCSX	RLFTX	—
U.S. Mid Cap Equity Fund[1]	RMCAX	RMZAX	RMZSX	RMZMX	RMCCX	RMZCX	—	—	RUMRX	RMCSX	RMZTX	—
U.S. Small Cap Equity Fund[1]	RLACX	RUNAX	RUNSX	RUNMX	RLECX	RUNCX	REBEX	REBSX	RSCRX	RLESX	RUNTX	REBYX
International Developed Markets Fund[1]	RLNAX	RNTEX	RNTSX	RNTMX	RLNCX	RNTHX	RIFEX	RINSX	RIDRX	RINTX	RNTTX	RINYX
Global Equity Fund[1]	RGEAX	RGDAX	RGDSX	RGDMX	RGECX	RGDCX	RGEEX	—	RGLRX	RGESX	RGDTX	RLGYX
Emerging Markets Fund[1]	REMAX	RMMAX	RMMSX	RMMMX	REMCX	RMMDX	REMEX	—	REGRX	REMSX	RMMTX	REMYX
Tax-Managed U.S. Large Cap Fund[1]	RTLAX	RTMAX	RTMSX	RTMMX	RTLCX	RTMDX	RTLEX	—	—	RETSX	RTMTX	—
Tax-Managed U.S. Mid & Small Cap Fund[1]	RTSAX	RTOAX	RTOSX	RTOMX	RTSCX	RTOCX	RTSEX	—	—	RTSSX	RTOUX	—
Tax-Managed International Equity Fund[1]	RTNAX	RTIBX	RTILX	RTIMX	RTNCX	RTIDX	RTNEX	—	—	RTNSX	RTIUX	—
Global Opportunistic Credit Fund[1]	RGCAX	RGOAX	RGOSX	RGOMX	RGCCX	RGODX	RCCEX	—	RGCRX	RGCSX	RGOTX	RGCYX
Unconstrained Total Return Fund	RUTAX	RUCAX	RUCSX	RUCMX	RUTCX	RUCCX	RUTEX	—	RUTRX	RUTSX	RUCTX	RUTYX
Strategic Bond Fund[1]	RFDAX	RSYAX	RSYSX	RSYMX	RFCCX	RSYCX	RFCEX	RFCSX	RSBRX	RFCTX	RSYTX	RFCYX
Investment Grade Bond Fund[1]	RFAAX	RIWAX	RIWSX	RIWMX	RFACX	RIWCX	RFAEX	RFASX	RIGRX	RFATX	RIWTX	RFAYX
Short Duration Bond Fund[1]	RSBTX	RSDAX	RSDSX	RSDMX	RSBCX	RSDCX	RSBEX	—	RDBRX	RFBSX	RSDTX	RSBYX
Tax-Exempt High Yield Bond Fund[4]	RTHAX	RHYGX	RHYSX	RHYMX	RTHCX	RYHDX	RTHEX	—	—	RTHSX	RHYTX	—
Tax-Exempt Bond Fund[5]	RTEAX	RBCAX	RBCSX	RBCMX	RTECX	RBCDX	RTBEX	—	—	RLVSX	RBCUX	—
Commodity Strategies Fund[1]	RCSAX	RCOAX	RCOSX	RCOMX	RCSCX	RCODX	RCSEX	—	RCSRX	RCCSX	RCOTX	RCSYX
Global Infrastructure Fund[1]	RGIAX	RGFBC	RGFSX	RGFMX	RGCIX	RGFDX	RGIEX	—	RGIRX	RGISX	RGFTX	RGIYX
Global Real Estate Securities Fund[1]	RREAX	RETAX	RETRX	RETMX	RRSCX	RETDX	RREEX	—	RRSRX	RRESX	RETTX	RREYX
Multi-Strategy Income Fund[1]	RMYAX	RGYAX	RGYSX	RGYMX	RMYCX	RGYCX	RMYEX	—	RMIRX	RMYSX	RGYTX	RMYYX
Multi-Asset Growth Strategy Fund	RAZAX	RMAKX	RMASX	RMAMS	RAZCX	RMADX	RMGEX	—	RMGRX	RMGSX	RMATX	RMGYX
Strategic Call Overwriting Fund[1]	ROWAX	RCAAX	RCASX	RCAMX	ROWCX	RCADX	ROWEX	—	ROWRX	ROWSX	RCAUX	—
[1]	Effective March 1, 2017, the Fund removed “Russell” from its name.
[2]	Effective August 15, 2012, the Russell U.S. Quantitative Equity Fund was renamed the Russell U.S. Defensive Equity Fund. Effective March 1, 2017 the Fund removed “Russell” from its name.
[3]	Effective August 15, 2012, the Russell U.S. Growth Fund was renamed the Russell U.S. Dynamic Equity Fund. Effective March 1, 2017 the Fund removed “Russell” from its name.
[4]	Prior to March 1, 2017, the Fund’s name was Russell Tax Exempt High Yield Bond Fund.
[5]	Prior to March 1, 2017, the Fund’s name was Russell Tax Exempt Bond Fund.
[6]	Class A2, Class A3 and Class C1 Shares are not currently being offered to investors and are not available for sale in any state.

[7]	Effective March 1, 2017, Class I Shares will not be offered to new shareholders and may only be purchased by existing Class I shareholders in a Fund.

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.
RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIC or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds, except for the Unconstrained Total Return Fund, is diversified. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio—a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A, Class A1, Class A2 and Class A3 Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class C and Class C1 Shares are subject to a Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25%.  Class E Shares are subject to a shareholder services fee of 0.25%. The Class I, Class R6, Class S, Class T and Class Y Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this SAI refers to all classes of Shares of the Funds.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Funds' investment adviser is Russell Investment Management, LLC (“RIM” or the “Adviser”). The Funds, other than the Strategic Call Overwriting Fund, divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM. The Strategic Call Overwriting Fund is managed directly by RIM and, thus, all references to money managers do not apply to this Fund.
1

Pursuant to claims for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), the Funds, other than the Commodity Strategies and Multi-Asset Growth Strategy Funds, are not subject to registration or regulation as commodity pool operators under the CEA. In order to maintain the exclusion, the Funds must annually affirm to the National Futures Association that they have met and will continue to meet the conditions necessary to qualify for the exclusion. In the event that the Funds engage in transactions that require registration as a commodity pool operator in the future, the Funds will comply with applicable regulations with respect to that Fund. If a Fund registers as a commodity pool operator and operates subject to Commodity Futures Trading Commission (“CFTC”) regulation, it may incur additional expenses.
RIM is registered as a “commodity pool operator” under the CEA and the rules of the CFTC and is subject to regulation as a commodity pool operator under the CEA with respect to the Commodity Strategies and Multi-Asset Growth Strategy Funds and with respect to their respective subsidiaries, the Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (the “Multi-Asset Growth Strategy Subsidiary”) (collectively, the “CFTC Registered Funds”). As the CFTC Registered Funds operate subject to CFTC regulation, they may incur additional expenses. The CFTC has neither reviewed nor approved the CFTC Registered Funds, their investment strategies or this SAI.
SHAREHOLDER MEETINGS.
RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote.  On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 75), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC. For a list of shareholders owning 5% or more of any class of any Fund’s Shares or more than 25% of the voting Shares of any Fund, please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management of the business and affairs of RIC and does not manage operations on a day-to-day basis. The officers of RIC, all of whom are employed by and are officers of RIM or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds' operations by, among other things, meeting with RIC management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIC management, monitoring or evaluating the performance of the Funds' service providers, including RIM, the Funds' custodian and the Funds' transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIM, but with RIC's independent auditors, Fund counsel and separate counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds' contracts with RIM and the money managers.
The Trustees are responsible generally for overseeing the management and operations of RIC. The Trustees and RIC’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIC or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIC’s registration statement, nor any other communications or disclosure documents from or on behalf of RIC creates a contract between a shareholder of a Fund and: (i) RIC; (ii) a Fund; (iii) a service provider to RIC or a Fund; and/or (iv) the Trustees or officers of RIC.
2

Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for funds of funds (the “Funds of Funds”) which invest principally in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
The Board of Trustees is currently comprised of seven Independent Trustees, including Kristianne Blake, who has served as the Chair of the Board since 2005. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which assist in performing aspects of its role in oversight of the Funds' operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds' management (including the Funds' portfolio managers), the Funds' Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds' multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds' money managers, and providing reports to the Board with respect to the money managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds' investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds' senior management, including its CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and the CRO and other representatives of the Funds' senior management which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds' independent public accounting firm to review, among other things, reports on the Funds' internal controls for financial reporting. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds' share classes, the Funds' distribution arrangements and the Funds' manager of managers structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.
RIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds' financial statements, (b) RIC's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence, and (d) the performance of RIC's independent registered public accounting firm; (2) to oversee the preparation of an Audit Committee report as required by the SEC to be included in RIC's Form N-CSR or any proxy statement, as applicable; (3) to oversee RIC's accounting and financial reporting policies and practices and its internal controls; and (4) to act as a liaison between RIC's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIC's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves (i) all audit and non-audit services to be rendered by the independent registered public accounting firm for RIC, (ii) all audit services provided to RIM, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit
3

services relating to the operations and financial reporting of RIC, provided to RIM, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members are Mr. Daniel P. Connealy and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2016, the Audit Committee held six meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of RIC, or officer or other representative of RIM, any subadviser to a fund or other service provider to RIC. Currently, the Investment Committee members are Messrs. Thaddas L. Alston, Raymond P. Tennison, Jr. and Jack R. Thompson and Ms. Katherine W. Krysty. For the fiscal year ended October 31, 2016, the Investment Committee held four meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of RIC; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Raymond P. Tennison, Jr. and Thaddas L. Alston and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2016, the Nominating and Governance Committee held one meeting.
Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC's officers and employees are paid by RIM or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.
The following tables provide information, as of the date of this SAI, for each officer and Trustee of the Russell Investments Fund Complex. The Russell Investments Fund Complex consists of RIC, which has 42 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers.
Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth
4

individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Kristianne Blake Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Approved annually	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • Until June 30, 2014, Director, Ecova (total energy and sustainability management) • Until December 31, 2013, Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)	51	• Director, Avista Corp (electric utilities)
• Until June 30, 2014, Director, Ecova (total energy and sustainability management)
• Until December 31, 2013, Trustee, Principal Investors Funds (investment company)
• Until December 31, 2013, Trustee, Principal Variable Contracts Funds (investment company)
• From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)
					• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
5

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2012 • Chairman of the Audit Committee since 2017	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • Trustee and Chairperson of Select Sector SPDR Funds (investment company) • Until December 31, 2014, Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)	51	• Trustee and Chairperson of Select Sector SPDR Funds (investment company)
• From August 2012 through May 2016, Trustee, ALPS Series Trust (investment company)
• Until December 31, 2014, Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)
					• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003	• Appointed until successor is duly elected and qualified	• Retired • June 2004 to June 2014, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Katherine W. Krysty Born December 3, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2014	• Appointed until successor is duly elected and qualified	• Retired • January 2011 through March 2013, President Emerita, Laird Norton Wealth Management (investment company)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • From January 2008 to December 2011,Vice Chairman of the Board, Simpson Investment Company (paper and forest products)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005 • Chairman of the Investment Committee since 2015	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
*	Each Trustee is subject to mandatory retirement at age 75.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr. Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee Emeritus and Chairman Emeritus since 1999	• Until resignation or removal	• Director Emeritus, RIM	51	None

6

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC and RIF
• Chief Compliance Officer, Russell Investments Fund Services, LLC (“RIFUS”)
• 2011 to 2016 Chief Compliance Officer, U.S. One, LLC
• 2005 to 2011 Chief Compliance Officer, RIM
Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2016 Treasurer, Chief Accounting Officer and Chief Financial Officer since 1998	Until successor is chosen and qualified by Trustees	• Global Head of Fund Services, Russell Investments
• President, CEO, Treasurer, Chief Accounting Officer and CFO, RIC and RIF
• Director and President, RIFUS
• Director, RIM, Russell Investments Trust Company (“RITC”) and Russell Investments Financial Services, LLC (“RIFIS”)
• October 2011 to December 2013, Head of North America Operations, Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell Investments
Jeffrey T. Hussey Born May 2, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2013	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC and RIF
• Chairman of the Board and President, RIM
• Director, RITC, Russell Investments Implementation Services, LLC and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell Investments
Mary Beth R. Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments
• Secretary, RIM, RIFUS and RIFIS
• Secretary and Chief Legal Officer, RIC and RIF
• Assistant Secretary, Russell Investments Insurance Agency, LLC (“RIIA”) (insurance agency) and U.S. One, LLC
Trustee Compensation Table
For The Fiscal Year Ended October 31, 2016
	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL INVESTMENTS FUND COMPLEX PAID TO TRUSTEES
INDEPENDENT TRUSTEES
Thaddas L. Alston	$178,646	$0	$0	$193,000
Kristianne Blake	$263,459	$0	$0	$284,083
Cheryl Burgermeister	$178,646	$0	$0	$193,000
Daniel P. Connealy	$169,873	$0	$0	$183,500
Katherine W. Krysty	$175,397	$0	$0	$189,500
Raymond P. Tennison, Jr.	$189,752	$0	$0	$205,000
Jack R. Thompson	$188,354	$0	$0	$203,500
TRUSTEE EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
7

Equity Securities Beneficially Owned By Trustees
For The Calendar Year Ended December 31, 2016
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL INVESTMENTS FUND COMPLEX
INDEPENDENT TRUSTEES
Thaddas L. Alston	Investment Grade Bond Fund	Over $100,000	Over $100,000
	Short Duration Bond Fund	$50,001 - $100,000
Kristianne Blake	Tax-Managed U.S. Large Cap Fund	$50,001 - $100,000	Over $100,000
	Tax-Managed U.S. Mid & Small Cap Fund	$50,001 - $100,000
	Tax Exempt Bond Fund	Over $100,000
	Global Infrastructure Fund	$50,001 - $100,000
Cheryl Burgermeister	Global Equity Fund	Over $100,000	Over $100,000
Daniel P. Connealy	U.S. Core Equity Fund	Over $100,000	Over $100,000
	U.S. Defensive Equity Fund	$10,001 - $50,000
	U.S. Dynamic Equity Fund	$50,001 - $100,000
	International Developed Markets Fund	$10,001 - $50,000
	Emerging Markets Fund	$10,001 - $50,000
	Strategic Bond Fund	$10,001 - $50,000
Katherine W. Krysty	Strategic Bond Fund	$1 - $10,000	$10,001 - $50,000
	Short Duration Bond Fund	$1 - $10,000
	Tax Exempt Bond Fund	$10,001 - $50,000
	Commodity Strategies Fund	$1 - $10,000
Raymond P. Tennison, Jr.	U.S. Core Equity Fund	Over $100,000	Over $100,000
	U.S. Defensive Equity Fund	Over $100,000
	Tax-Exempt Bond Fund	$50,001 - $100,000
	Global Real Estate Securities Fund	$50,001 - $100,000
Jack R. Thompson	U.S. Defensive Equity Fund	$10,001 - $50,000	Over $100,000
	Short Duration Bond Fund	$10,001 - $50,000
	Global Infrastructure Fund	$10,001 - $50,000
	Global Real Estate Securities Fund	$10,001 - $50,000
TRUSTEE EMERITUS
George F. Russell, Jr.	None	None	None

Operation Of RIC
SERVICE PROVIDERS.
RIC's principal service providers are:
Adviser	Russell Investment Management, LLC
Administrator and Transfer and Dividend Disbursing Agent	Russell Investments Fund Services, LLC
Money Managers	Multiple professional discretionary and/or non-discretionary investment management organizations
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor	Russell Investments Financial Services, LLC
8

The Trustees, on behalf of RIC, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIC and the Funds. Shareholders are not third-party beneficiaries of such agreements.
ADVISER.
The Funds' investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, WA 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2016, managed over $36.4 billion in 51 mutual fund portfolios. RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures.
RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (the “TA Funds”) indirectly have a majority ownership interest through alternative investment vehicles created by or from the TA Funds (the “TA Alternative Investment Vehicles”) and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (the “Reverence Capital Funds”) indirectly have a significant minority ownership interest through certain Reverence Capital Funds and alternative investment vehicles (the “Reverence Capital Entities”) in RIM and its affiliates (“Russell Investments”). The TA Alternative Investment Vehicles are ultimately controlled by a Cayman corporation, TA Associates Cayman, Ltd., and the Reverence Capital Entities are ultimately controlled by Milton Berlinski, Alexander Chulack and Peter Aberg.
For all Funds other than the Strategic Call Overwriting Fund, subject to the approval of the Funds’ Board, RIM selects, oversees and evaluates the performance results of the Funds’ money managers and allocates a portion of Fund assets among multiple money manager investment strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly and selects the individual portfolio instruments for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment.  RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations.  Money managers are unaffiliated with RIM. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect a Fund's investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM also manages the portion of Fund assets for which a Fund's non-discretionary money managers provide model portfolios to RIM and each Fund’s cash balances. RIM may also manage portions of a Fund during transitions between money managers. RIM, as agent for RIC, pays the money managers’ fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to RIM. The remainder of the advisory fee is retained by RIM as compensation for the services described above and to pay expenses.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Fund	Asset Level	Fee
U.S. Core Equity Fund	All assets	0.55%
U.S. Defensive Equity Fund	All assets	0.55%
U.S. Dynamic Equity Fund	First $2 billion	0.80%
	Next $3 billion	0.76%
	Next $5 billion	0.73%
	In excess of $10 billion	0.71%
U.S. Strategic Equity Fund	First $2 billion	0.75%
	Next $3 billion	0.71%
	Next $5 billion	0.68%
	In excess of $10 billion	0.66%
U.S. Large Cap Equity Fund	First $2 billion	0.70%
	Next $3 billion	0.66%
	Next $5 billion	0.63%
	In excess of $10 billion	0.61%
9

Fund	Asset Level	Fee
U.S. Mid Cap Equity Fund	First $2 billion	0.80%
	Next $3 billion	0.76%
	Next $5 billion	0.73%
	In excess of $10 billion	0.71%
U.S. Small Cap Equity Fund	All assets	0.70%
International Developed Markets Fund	All assets	0.70%
Global Equity Fund	First $2 billion	0.95%
	Next $3 billion	0.91%
	Next $5 billion	0.88%
	In excess of $10 billion	0.86%
Emerging Markets Fund	First $2 billion	1.15%
	Next $3 billion	1.11%
	Next $5 billion	1.08%
	In excess of $10 billion	1.06%
Tax-Managed U.S. Large Cap Fund	First $1.5 billion	0.70%
	Next $2.5 billion	0.66%
	Next $4 billion	0.63%
	In excess of $8 billion	0.61%
Tax-Managed U.S. Mid & Small Cap Fund	First $1.5 billion	0.98%
	Next $2.5 billion	0.94%
	Next $4 billion	0.91%
	In excess of $8 billion	0.89%
Tax-Managed International Equity Fund	First $1.5 billion	0.85%
	Next $2.5 billion	0.81%
	Next $4 billion	0.78%
	In excess of $8 billion	0.76%
Global Opportunistic Credit Fund	First $2 billion	1.00%
	Next $3 billion	0.96%
	Next $5 billion	0.93%
	In excess of $10 billion	0.91%
Unconstrained Total Return Fund	First $2 billion	1.00%
	Next $3 billion	0.96%
	Next $5 billion	0.93%
	In excess of $10 billion	0.91%
Strategic Bond Fund	First $2 billion	0.50%
	Next $3 billion	0.46%
	Next $5 billion	0.43%
	In excess of $10 billion	0.41%
Investment Grade Bond Fund	All assets	0.25%
Short Duration Bond Fund	First $2 billion	0.45%
	Next $3 billion	0.41%
	Next $5 billion	0.38%
	In excess of $10 billion	0.36%
Tax-Exempt Bond Fund	All assets	0.30%
Tax-Exempt High Yield Bond Fund	All assets	0.50%
Commodity Strategies Fund	First $2 billion	1.25%
	Next $3 billion	1.21%
	Next $5 billion	1.18%
	In excess of $10 billion	1.16%
10

Fund	Asset Level	Fee
Global Infrastructure Fund	First $2 billion	1.25%
	Next $3 billion	1.21%
	Next $5 billion	1.18%
	In excess of $10 billion	1.16%
Global Real Estate Securities Fund	First $2 billion	0.80%
	Next $3 billion	0.76%
	Next $5 billion	0.73%
	In excess of $10 billion	0.71%
Multi-Strategy Income Fund	First $2 billion	0.75%
	Next $3 billion	0.71%
	Next $5 billion	0.68%
	In excess of $10 billion	0.66%
Multi-Asset Growth Strategy Fund	First $2 billion	0.85%
	Next $3 billion	0.81%
	Next $5 billion	0.78%
	In excess of $10 billion	0.76%
Strategic Call Overwriting Fund	All assets	0.80%
Each Fund invests its cash reserves in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM. RIM charges a management fee of 0.07% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.0025% to RIFUS. RIM retains the balance of the management fee.
The Funds paid RIM the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2016, 2015 and 2014, respectively:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
U.S. Core Equity Fund	$ 4,208,202	$ 6,972,626	$10,745,659	0.55%	0.55%	0.55%
U.S. Defensive Equity Fund	4,836,843	6,123,019	7,256,401	0.55%	0.55%	0.55%
U.S. Dynamic Equity Fund	4,047,009	5,219,885	5,797,535	0.80%	0.80%	0.80%
U.S. Strategic Equity Fund	25,242,078	29,744,006	25,305,246	0.74%	0.75%	0.75%
U.S. Large Cap Equity Fund	2,608,556	3,085,821	2,751,674	0.70%	0.70%	0.70%
U.S. Mid Cap Equity Fund	1,402,341	1,697,403	1,475,967	0.80%	0.80%	0.80%
U.S. Small Cap Equity Fund	12,965,250	16,199,391	14,959,132	0.70%	0.70%	0.70%
International Developed Markets Fund	17,585,426	24,179,052	31,273,734	0.70%	0.70%	0.70%
Global Equity Fund	23,585,314	29,725,650	31,900,142	0.95%	0.95%	0.95%
Emerging Markets Fund	24,612,125	31,296,186	31,661,568	1.15%	1.15%	1.15%
Tax-Managed U.S. Large Cap Fund	11,882,582	9,975,712	7,268,062	0.70%	0.70%	0.70%
Tax-Managed U.S. Mid & Small Cap Fund	3,756,396	3,463,360	2,793,443	0.98%	0.98%	0.98%
Tax-Managed International Equity Fund(1)	4,437,646	1,397,805	N/A	0.85%	0.85%	N/A
Global Opportunistic Credit Fund	17,481,541	17,600,386	14,230,320	1.00%	1.00%	1.00%
Unconstrained Total Return Fund(2)	263,230	N/A	N/A	1.00%	N/A	N/A
Strategic Bond Fund	28,137,367	34,224,486	37,416,731	0.49%	0.50%	0.50%
Investment Grade Bond Fund	2,824,007	3,552,520	4,149,076	0.25%	0.25%	0.25%
Short Duration Bond Fund	3,665,995	4,756,687	5,541,780	0.45%	0.45%	0.45%
Tax-Exempt High Yield Bond Fund(1)	1,431,593	450,878	N/A	0.50%	0.50%	N/A
Tax-Exempt Bond Fund	4,226,210	4,016,705	3,152,096	0.30%	0.30%	0.30%
Commodity Strategies Fund(3)	8,760,491	11,823,982	14,615,173	1.25%	1.25%	1.25%
Global Infrastructure Fund	15,308,211	19,669,428	20,416,366	1.25%	1.25%	1.25%
Global Real Estate Securities Fund	11,150,988	13,610,324	14,025,485	0.80%	0.80%	0.80%
11

	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
Multi-Strategy Income Fund(4)	3,023,126	1,028,553	N/A	0.75%	0.75%	N/A
Multi-Asset Growth Strategy Fund(3)(5)	N/A	N/A	N/A	N/A	N/A	N/A
Strategic Call Overwriting Fund	662,763	700,756	678,036	0.80%	0.80%	0.80%
(1)	The Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	Does not reflect consolidation of Fund’s Subsidiary.
(4)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(5)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
RIM has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain Funds.  These arrangements are not part of the Advisory Agreement with RIC and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.
Current Waivers:
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the U.S. Large Cap Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the U.S. Mid Cap Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 1.109%. This waiver may not be terminated during the relevant period except with Board approval.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.89% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Global Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval.
12

For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of the Fund on an annual basis.  This waiver and reimbursement may not be terminated during the relevant period except with Board approval.  Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Strategic Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.466%. This waiver may not be terminated during the relevant period except with Board approval.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval.
The Commodity Strategies Subsidiary pays RIM an advisory fee at the annual rate of up to 1.25% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Commodity Strategies Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Commodity Strategies Fund to RIM in the amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fees received by RIM, if any. This waiver may not be terminated by RIM.
For the Global Infrastructure Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.90%. This waiver may not be terminated during the relevant period except with Board approval.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.65% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Multi-Asset Growth Strategy Subsidiary borne indirectly by the Fund to the extent such expenses exceed 0.88% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee at the annual rate of up to 0.85% of the Multi-Asset Growth Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Multi-Asset Growth Strategy Fund to RIM in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Advisory Fees received by RIM, if any. This waiver may not be terminated by RIM.
13

For the Strategic Call Overwriting Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Past Waivers:
For the U.S. Dynamic Equity Fund, RIM contractually agreed, from January 1, 2008 through February 28, 2014, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest payments on short sales and extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2014 was $0. There were no reimbursements for the periods ended October 31, 2014. As a result of the waiver, the Fund paid advisory fees of $5,797,535 for the fiscal year ended October 31, 2014.
For the U.S. Strategic Equity Fund, RIM contractually agreed, from August 6, 2012 until February 28, 2017, to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.59% of the daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2014, 2015 and 2016 was $7,664,947, $9,536,716 and $8,198,722, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $17,640,299, $20,207,290 and $17,043,356 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the U.S. Large Cap Equity Fund, RIM contractually agreed, from January 15, 2012 until February 28, 2017, to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2014, 2015 and 2016 was $559,659, $598,906 and $609,075, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $2,192,015, $2,486,915 and $1,999,481, respectively for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the U.S. Mid Cap Equity Fund, RIM contractually agreed, from January 15, 2012 until February 28, 2017, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2014, 2015 and 2016 was $374,604, $373,361 and $437,816. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $1,101,363, $1,324,042 and $964,525 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM contractually agreed, from January 1, 2008 through February 28, 2017, to waive up to the full amount of its 0.98% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIM waived fees in the amount of $65,234, $73,035 and $82,956 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $2,728,209, $3,390,325 and $3,673,440 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
14

For the Tax-Managed International Equity Fund, RIM contractually agreed, from June 2, 2015 until February 28, 2017, to waive up to the full amount of its 0.85% advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.89% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2015 and 2016 was $283,441 and $745,495, respectively. There were no reimbursements for the periods ended October 31, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $1,114,364 and $3,692,151 for the fiscal years ended October 31, 2015 and 2016, respectively.
For the Global Opportunistic Credit Fund, RIM entered into a contractual fee waiver agreement, from March 1, 2016 to February 28, 2017, that resulted in an effective advisory fee not to exceed 0.676%. From March 1, 2015 until February 29, 2016, RIM contractually agreed to waive 0.324% of its 1.00% advisory fee for the Fund, and from January 1, 2014 until February 28, 2015 agreed to waive 0.28% of its 1.00% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 was $3,984,490, $5,477,123 and $5,661,526, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $10,245,830, $12,123,263 and $11,820,015 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Unconstrained Total Return Fund, RIM has contractually agreed, from August 23, 2016 until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of the Fund on an annual basis.  This waiver and reimbursement may not be terminated during the relevant period except with Board approval.  Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2016 was $210,981. There were no reimbursements for the period ended October 31, 2016. As a result of the waiver, the Fund paid advisory fees of $52,249 for the fiscal year ended October 31, 2016.
For the Strategic Bond Fund, RIM entered into a contractual fee waiver agreement, from March 1, 2016 until February 28, 2017, that resulted in an effective advisory fee not to exceed 0.466%. From March 1, 2015 through February 29, 2016, RIM contractually agreed to waive 0.034% of its 0.50% advisory fee for the Fund. RIM waived fees in the amount of $1,507,274 and $1,253,859 for the fiscal years ended October 31, 2015 and 2016, respectively. There were no reimbursements for the periods ended October 31, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $32,717,212 and $26,883,508 for the fiscal years ended October 31, 2015 and 2016, respectively.
For the Short Duration Bond Fund, RIM entered into a contractual fee waiver agreement, from March 1, 2016 until February 28, 2017, that resulted in an effective advisory fee not to exceed 0.368%. From March 1, 2015 until February 29, 2016, RIM contractually agreed to waive 0.082% of its 0.45% advisory fee for the Fund, and from October 1, 2010 through February 28, 2015, agreed to waive 0.05% of its 0.45% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 were $615,753, $744,716 and $668,026, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $4,926,027, $4,011,971 and $2,997,969 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Tax-Exempt High Yield Bond Fund, RIM contractually agreed, from June 2, 2015 until February 28, 2017, to waive up to the full amount of its 0.50% advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2015 and 2016 was $266,510 and $698,931, respectively. There were no reimbursements for the periods ended October 31, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $184,368 and $732,662 for the fiscal years ended October 31, 2015 and 2016, respectively.
For the Commodity Strategies Fund, RIM entered into a contractual fee agreement, from March 1, 2016 until February 28, 2017, that resulted in an effective advisory fee not to exceed 0.8025%. From March 1, 2015 until February 29, 2016, RIM contractually agreed to waive 0.30% of its 1.25% advisory fee for the Fund, and from January 1, 2014 until February 28, 2015, to waive 0.27% of its 1.25% advisory fee for the Fund. Additionally, the Commodity Strategies Subsidiary pays RIM an advisory fee at the annual rate of up to 1.25% of its net assets (the “Commodity Strategies Subsidiary Advisory Fee”). RIM contractually agreed to waive all or a portion of the advisory fees paid by the Commodity Strategies Fund to RIM in an amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fee received by RIM, if any. RIM waived
15

advisory fees in the amount of $6,411,067, $5,540,863 and $4,553,936 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Commodity Strategies Fund paid advisory fees of $8,204,106, $6,283,119 and $4,206,555 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Global Infrastructure Fund, RIM entered into a contractual fee agreement, from March 1, 2016 until February 28, 2017, that resulted in an effective advisory fee not to exceed 0.90%. From March 1, 2015 until February 29, 2016, RIM contractually agreed to waive 0.33% of its 1.25% advisory fee for the Fund, and from January 1, 2014 until February 28, 2015, to waive 0.31% of its 1.25% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 was $5,211,529, $5,192,729 and $4,201,415, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $15,204,837, $14,476,699 and $11,106,796 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Multi-Strategy Income Fund, RIM contractually agreed, from May 4, 2015 until February 28, 2017, to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.65% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2015 and 2016 was $492,335 and $1,370,507, respectively. There were no reimbursements for the periods ended October 31, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $536,218 and $1,652,619 for the fiscal years ended October 31, 2015 and 2016, respectively.
For the Strategic Call Overwriting Fund, RIM contractually agreed, from August 15, 2012 until February 28, 2017, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses,or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2014, 2015 and 2016 was $187,450, $193,138 and $286,135, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $490,586, $507,618 and $376,628 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
From its advisory fees, RIM, as agent for RIC, pays all fees to the money managers of the Funds for their investment advisory services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers of the Funds. The following table sets forth the advisory fees retained by RIM with respect to the Funds, net of fees paid to the money managers of the Funds but does not reflect RIM advisory fee waivers and expense reimbursements:
	$ Amount Retained			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
U.S. Core Equity Fund	$ 2,925,705	$ 4,797,394	$ 7,306,150	0.38%	0.38%	0.37%
U.S. Defensive Equity Fund	3,429,046	4,234,952	4,920,517	0.39%	0.38%	0.37%
U.S. Dynamic Equity Fund	3,034,468	3,874,610	4,190,010	0.60%	0.59%	0.58%
U.S. Strategic Equity Fund	19,477,934	22,899,521	19,212,283	0.57%	0.58%	0.57%
U.S. Large Cap Equity Fund	1,902,633	2,225,888	1,992,288	0.51%	0.50%	0.51%
U.S. Mid Cap Equity Fund	873,007	1,034,997	877,179	0.50%	0.49%	0.48%
U.S. Small Cap Equity Fund	6,300,280	7,801,438	6,908,997	0.34%	0.34%	0.32%
International Developed Markets Fund	12,038,906	15,817,848	20,089,086	0.48%	0.46%	0.45%
Global Equity Fund	16,921,343	20,381,912	22,006,600	0.68%	0.65%	0.66%
Emerging Markets Fund	16,266,646	19,883,709	20,530,596	0.76%	0.73%	0.75%
Tax-Managed U.S. Large Cap Fund	8,999,962	7,558,051	5,323,641	0.53%	0.53%	0.51%
Tax-Managed U.S. Mid & Small Cap Fund	2,837,378	2,642,117	1,973,125	0.74%	0.75%	0.69%
Tax-Managed International Equity Fund(1)	3,379,261	1,057,557	N/A	0.65%	0.65%	N/A
Global Opportunistic Credit Fund	11,845,751	11,602,474	9,043,507	0.68%	0.66%	0.64%
Unconstrained Total Return Fund(2)	182,952	N/A	N/A	0.69%	N/A	N/A
Strategic Bond Fund	24,041,962	29,019,074	30,953,456	0.42%	0.42%	0.41%
Investment Grade Bond Fund	2,076,462	2,573,172	2,998,290	0.18%	0.18%	0.18%
Short Duration Bond Fund	3,045,845	4,003,524	4,469,564	0.37%	0.38%	0.36%
Tax-Exempt High Yield Bond Fund(1)	763,991	236,411	N/A	0.27%	0.26%	N/A
16

	$ Amount Retained			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
Tax-Exempt Bond Fund	2,388,578	2,240,456	1,731,569	0.17%	0.17%	0.16%
Commodity Strategies Fund(3)	7,363,295	9,958,840	12,101,403	1.05%	1.05%	1.04%
Global Infrastructure Fund	11,997,789	15,181,374	15,975,267	0.98%	0.96%	0.98%
Global Real Estate Securities Fund	8,064,491	9,839,000	10,031,433	0.58%	0.58%	0.57%
Multi-Strategy Income Fund(4)	1,838,678	611,066	N/A	0.46%	0.45%	N/A
Multi-Asset Growth Strategy Fund(3)(5)	N/A	N/A	N/A	N/A	N/A	N/A
Strategic Call Overwriting Fund	662,763	700,756	678,036	0.80%	0.80%	0.80%
(1)	The Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	Does not reflect consolidation of Fund’s Subsidiary.
(4)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(5)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
ADMINISTRATOR.
RIFUS, with the assistance of RIM and its affiliates, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by certain third parties such as the custodian. RIFUS, like Russell Investments Financial Services, LLC (the Funds' distributor), is a wholly-owned subsidiary of RIM (the Funds' adviser).
Each of the Funds pays an administrative fee directly to RIFUS, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RIFUS pursuant to an Administrative Agreement for an annual fee of up to 0.05% of the average daily net asset value of each Fund.
Each Fund invests its cash reserves in an unregistered cash management fund administered by RIFUS. RIFUS charges a 0.05% administrative fee to the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM. RIM charges a management fee of 0.07% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.0025% to RIFUS. RIM retains the balance of the management fee.
The Funds paid RIFUS the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2016, 2015 and 2014, respectively.
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
U.S. Core Equity Fund	$ 369,186	$ 603,629	$ 930,574	0.05%	0.05%	0.05%
U.S. Defensive Equity Fund	424,370	530,263	628,342	0.05%	0.05%	0.05%
U.S. Dynamic Equity Fund	244,105	310,779	345,095	0.05%	0.05%	0.05%
U.S. Strategic Equity Fund	1,635,565	1,889,476	1,606,655	0.05%	0.05%	0.05%
U.S. Large Cap Equity Fund	179,822	210,004	187,183	0.05%	0.05%	0.05%
U.S. Mid Cap Equity Fund	84,584	101,087	87,857	0.05%	0.05%	0.05%
U.S. Small Cap Equity Fund	893,765	1,102,330	1,017,466	0.05%	0.05%	0.05%
International Developed Markets Fund	1,212,274	1,644,896	2,127,992	0.05%	0.05%	0.05%
Global Equity Fund	1,201,665	1,490,399	1,599,125	0.05%	0.05%	0.05%
Emerging Markets Fund	1,034,415	1,296,122	1,310,790	0.05%	0.05%	0.05%
Tax-Managed U.S. Large Cap Fund	822,851	679,070	494,333	0.05%	0.05%	0.05%
Tax-Managed U.S. Mid & Small Cap Fund	184,984	168,386	135,732	0.05%	0.05%	0.05%
Tax-Managed International Equity Fund(1)	251,973	78,497	N/A	0.05%	0.05%	N/A
Global Opportunistic Credit Fund	843,843	838,568	677,498	0.05%	0.05%	0.05%
Unconstrained Total Return Fund(2)	12,715	N/A	N/A	0.05%	N/A	N/A
Strategic Bond Fund	2,784,025	3,260,596	3,564,230	0.05%	0.05%	0.05%
Investment Grade Bond Fund	545,126	676,852	790,483	0.05%	0.05%	0.05%
Short Duration Bond Fund	393,144	503,430	586,562	0.05%	0.05%	0.05%
17

	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
Tax-Exempt High Yield Bond Fund(1)	138,191	43,239	N/A	0.05%	0.05%	N/A
Tax-Exempt Bond Fund	679,898	637,868	500,270	0.05%	0.05%	0.05%
Commodity Strategies Fund(3)	338,216	450,530	556,874	0.05%	0.05%	0.05%
Global Infrastructure Fund	590,972	749,514	777,656	0.05%	0.05%	0.05%
Global Real Estate Securities Fund	672,642	810,368	834,879	0.05%	0.05%	0.05%
Multi-Strategy Income Fund(4)	194,576	65,527	N/A	0.05%	0.05%	N/A
Multi-Asset Growth Strategy Fund(3)(5)	N/A	N/A	N/A	N/A	N/A	N/A
Strategic Call Overwriting Fund	39,983	41,726	40,365	0.05%	0.05%	0.05%
(1)	The Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	Does not reflect consolidation of Fund’s Subsidiary.
(4)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(5)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
RIFUS has contractually agreed to waive and/or reimburse all or a portion of its administrative fees for certain Funds. These arrangements are not part of the Administrative Agreement with RIC and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.
Current Waivers:
The Commodity Strategies Subsidiary pays RIFUS an administrative fee at the annual rate of up to 0.05% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Administrative Fees”). Pursuant to a contractual agreement with the Commodity Strategies Fund, RIFUS has agreed to permanently waive the portion of the administrative fees paid by the Commodity Strategies Fund to RIFUS in the amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fees received by RIFUS, if any. This waiver may not be terminated by RIFUS.
The Multi-Asset Growth Strategy Subsidiary pays RIFUS an administrative fee at the annual rate of up to 0.05% of the Multi-Asset Growth Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy Subsidiary Administrative Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIFUS has agreed to permanently waive the portion of the administrative fees paid by the Multi-Asset Growth Strategy Fund to RIFUS in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Administrative Fees received by RIFUS, if any. This waiver may not be terminated by RIFUS.
Past Waivers:
The Commodity Strategies Subsidiary pays RIFUS an administrative fee at the annual rate of 0.05% of its net assets (the “Commodity Strategies Subsidiary Administrative Fee”). RIFUS contractually agreed to waive all or a portion of the administrative fees paid by the Commodity Strategies Fund to RIFUS in an amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fee received by RIFUS, if any. RIFUS waived administrative fees in the amount of $108,985, $82,584 and $64,037 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Commodity Strategies Fund paid administrative fees of $447,889, $367,946 and $274,179 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES OF COMMODITY STRATEGIES AND MULTI-ASSET GROWTH STRATEGY FUNDS.
The Commodity Strategies and Multi-Asset Growth Strategy Funds intend to gain exposure to commodity markets by investing up to 25% of their total assets in the Commodity Strategies Subsidiary and Multi-Asset Growth Strategy Subsidiary, respectively (each, a “Subsidiary”).
Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman KY1-1104, Cayman Islands. Each Subsidiary’s affairs are overseen by a board consisting of three directors.
Each Subsidiary has entered into separate contracts with RIM and RIFUS whereby RIM and RIFUS provide investment advisory and administrative services, respectively, to the Subsidiary. In addition, RIM may enter into money manager agreements with certain of the Funds’ money managers to manage the portion of a Subsidiary’s assets assigned to them. Neither RIM, RIFUS nor the money managers receive separate compensation from a Subsidiary for providing it with
18

investment advisory or administrative services. However, each Fund pays RIM and RIFUS based on the Fund’s assets, including the assets invested in its respective Subsidiary. Each Subsidiary has also entered into a separate contract for the provision of custody services with the same or with an affiliate of the same service provider that provides those services to the Funds. Each Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of a Subsidiary will be sold or offered to other investors.
Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Funds. As a result, RIM and the money managers, in managing each Subsidiary, are subject to the same investment policies and restrictions that apply to the management of the Funds, and, in particular, to the requirements relating to portfolio leverage, liquidity, industry concentration, brokerage, and the timing and method of the valuation of a Subsidiary’s portfolio investments and shares. These policies and restrictions are described elsewhere in detail in this SAI. The Funds’ CCO oversees implementation of each Subsidiary’s policies and procedures, and makes periodic reports to the Funds’ Board of Trustees regarding each Subsidiary’s compliance with its policies and procedures. Each Fund and its respective Subsidiary will test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, each Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund.
Please refer to the section in this SAI titled “Additional Information Concerning Taxes” for information about certain tax aspects of the Funds’ investment in their respective Subsidiary.
PORTFOLIO MANAGERS.
The RIM Managers (RIM’s employees who manage the RIC Funds, oversee the Funds' asset allocations and have primary responsibility for the management of the RIC Funds ) are compensated by RIM with salaries, annual incentive awards (paid in cash or awarded as part of a long term incentive plan) and profit sharing contributions. Salaries are fixed annually and are driven by the market place. Although compensation is not directly affected by an increase in fund assets, RIM Managers are responsible for aiding in client retention and assistance in RIM assets under management growth.
Annual incentive awards for the RIM Managers of the RIC Funds are assessed by senior management based on the following:
•	Qualitative measures, such as a RIM Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIM’s investment process. RIM Managers are evaluated on the performance of the total portfolio and all related decisions, for example, money manager selection, timing of money manager change decisions, direct investment activities and risk management.
•	Quantitative measures (fund performance). RIM Managers receive a quantitative performance assessment score for the Funds they manage. Fund performance is measured relative to senior management approved benchmark indexes and peer groups. The score is predominantly based on 1-year and 3-year measurement horizons. A two year horizon may be used for a Fund that does not have 3 years of performance history. A five year horizon may be used for a Fund with longer absolute return assessment components.
In determining the relevant peer group, senior management assigns the peer group which in their judgment most closely represents the habitat of the Fund.  The RIM Manager does not choose the peer group.  With the exception of the Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund and Multi-Strategy Income Fund, the peer group assigned by senior management matches the assigned Morningstar peer group for the Fund. For the Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund and Multi-Strategy Income Fund, the peer group is selected by senior management as described below. As of the date of this SAI, Morningstar had not yet assigned a peer group for the Multi-Asset Growth Strategy Fund.
19

Each Fund (except the Commodity Strategies Fund, Global Real Estate Securities Fund, Global Infrastructure Fund, Strategic Call Overwriting Fund, Tax-Managed International Equity Fund, Multi-Strategy Income Fund and Multi-Asset Growth Strategy Fund)	Performance is generally assessed 50% relative to the Fund’s primary or secondary index benchmark and 50% relative to the Fund’s relevant peer group.
Commodity Strategies Fund and Global Real Estate Securities Fund	Performance is generally assessed 75% relative to the Fund’s index benchmark and 25% relative to the Fund’s relevant peer group.
Tax-Managed International Equity Fund	Performance is generally assessed 75% relative to the Fund’s index benchmark and 25% relative to a blend of the Fund’s relevant peer group and a peer group assigned by senior management.
Global Infrastructure Fund and Strategic Call Overwriting Fund	Performance is generally assessed relative to the Fund’s index benchmark.
Multi-Strategy Income Fund	Performance is generally assessed relative to funds that utilize similar investment strategies as the Fund as selected by senior management (a “Custom Peer Group”).
Multi-Asset Growth Strategy Fund	Performance is generally assessed 20% relative to an absolute return objective, 20% relative to risk-adjusted returns of the Fund’s index benchmark and 60% relative to a peer group assigned by senior management.
Fund weightings for each RIM Manager are determined at the beginning of each yearly assessment period and signed off by the asset class Chief Investment Officer (“CIO”) or Managing Director (“MD”). These Funds and the assessment weighting for each Fund are recorded in a central system at the beginning of the assessment period. Each Fund may have an equal weight, could be asset weighted, could be a combination of the two, or could be a custom set of applicable weights. Importantly, the assessment weighting for each Fund is approved by the asset class CIO or MD at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end of the period to be used in the RIM Manager’s evaluation.
The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:
U.S. Core Equity Fund	Russell 1000® Index
Morningstar Large Blend
U.S. Defensive Equity Fund	Russell 1000® Defensive Index
Morningstar Large Blend
U.S. Dynamic Equity Fund	Russell 1000® Dynamic Index
Morningstar Large Blend
U.S. Strategic Equity Fund	Russell 1000® Index
Morningstar Large Blend
U.S. Large Cap Equity Fund	S&P 500® Index
Morningstar Large Blend
U.S. Mid Cap Equity Fund	Russell Midcap® Index
Morningstar Mid-Cap Blend
U.S. Small Cap Equity Fund	Russell 2000® Index
Morningstar Small Blend
International Developed Markets Fund	Russell Developed ex-US Large Cap Index (net)
Morningstar Foreign Large Blend
Global Equity Fund	Russell Developed Large Cap Index (net)
Morningstar World Stock
20

Emerging Markets Fund	Russell Emerging Markets Index (net)
Morningstar Diversified Emerging Mkts
Tax-Managed U.S. Large Cap Fund	S&P 500® Index
Morningstar Large Blend
Tax-Managed U.S. Mid & Small Cap Fund	Russell 2500® Index
Morningstar Small Blend
Tax-Managed International Equity Fund	Russell Global ex-US Large Cap Index (net)
Blend of 80% Morningstar Foreign Large Blend and 20% Diversified Emerging Markets
Global Opportunistic Credit Fund	60% BofAML Global High Yield™/40% JP Morgan Emerging Markets Bond Index Global Diversified™
Morningstar Multisector Bond
Unconstrained Total Return Fund	BofA 3-Month U.S. Treasury Bill Index
Morningstar Nontraditional Bond
Strategic Bond Fund	Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar Intermediate-Term Bond
Investment Grade Bond Fund	Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar Intermediate-Term Bond
Short Duration Bond Fund	BofAML 1-3 Yr U.S. Treasuries Index
Morningstar Short-Term Bond
Tax-Exempt High Yield Bond Fund	40% Bloomberg Barclays Municipal Bond Index/ 60% Bloomberg Barclays
High Yield Municipal Bond Index
Morningstar High Yield Muni
Tax-Exempt Bond Fund	Bloomberg Barclays Municipal Bond 1-15 Yr Blend (1-17) Index
Morningstar Muni National Interm
Global Real Estate Securities Fund	FTSE EPRA/NAREIT Developed Real Estate Index (net)
Morningstar Global Real Estate
Commodity Strategies Fund	Bloomberg Commodity Index Total Return
Morningstar Commodities Broad Basket
Global Infrastructure Fund	S&P Global Infrastructure Index
Multi-Strategy Income Fund	Custom Peer Group
Multi-Asset Growth Strategy Fund	Consumer Price Index
S&P 500® Index
Morningstar World Allocation
Strategic Call Overwriting Fund	CBOE S&P 500 BuyWrite Index
RIM Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by RIM asset class CIOs or MDs. Russell Investments’ compensation committee approves salaries and annual incentive awards after the asset class CIOs’ or MDs' recommendations have been reviewed by the Global Chief Investment Officer.
21

For the profit sharing plan, contributions by Russell Investments will be made at the discretion of Russell Investments’ Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell Investments’ profitability warrants a discretionary contribution will be solely within the Russell Investments Board’s discretion and not based on a static formula.
The long term incentive plan provides key professionals with future cash payments, the value of which is tied to Russell Investments’ financial performance. Awards under the long term incentive plan are based on expected future contribution to the success of Russell Investments. A long term incentive plan award could be part of a RIM Manager’s annual incentive award, which is discretionary. A long term incentive plan award is paid according to a three year vesting schedule from date of grant.
RIM Managers earning over a specified amount of cash compensation (salary plus annual incentive awards) are eligible to participate in the deferred compensation plan which allows the RIM Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of RIF Funds selected by the RIM Manager.
22

Equity Securities Beneficially Owned By Rim Managers In The FundS
They Manage For The Fiscal Year Ended October 31, 2016
RIM Managers Of The Funds	Dollar Range Of Equity Securities In The Funds Managed By The RIM Manager
Adam Babson	None	Global Infrastructure Fund
Rob Balkema	$10,001 - $50,000	Multi-Strategy Income Fund
	N/A	Multi-Asset Growth Strategy Fund(1)
James Barber	None	U.S. Defensive Equity Fund(2)
Keith Brakebill	$10,001 - $50,000	Investment Grade Bond Fund
	$$50,000 - $100,000	Global Opportunistic Credit Fund
	$10,001 - $50,000	Strategic Bond Fund
Jon Eggins	$10,001 - $50,000	U.S. Small Cap Equity Fund
	$10,001 - $50,000	Tax-Managed U.S. Mid & Small Cap Fund
	$10,001 - $50,000	U.S. Mid Cap Equity Fund
	$10,001 - $50,000	Global Equity Fund
	$10,001 - $50,000	International Developed Markets Fund
	$10,001 - $50,000	Tax-Managed International Equity Fund
Bruce A. Eidelson	$100,000 - $500,000	Global Real Estate Securities Fund
Gerard Fitzpatrick	None	Strategic Bond Fund
Gustavo Galindo	$1 - $10,000	Emerging Markets Fund
Reid Hellekson	None	Strategic Call Overwriting Fund
David L. Hintz	$1 - $10,000	U.S. Dynamic Equity Fund
	$1 - $10,000	U.S. Strategic Equity Fund
	None	U.S. Core Equity Fund
	$1 - $10,000	U.S. Large Cap Equity Fund
	$1 - $10,000	Tax-Managed U.S. Large Cap Fund
Albert Jalso	None	Tax Exempt Bond Fund
	None	Tax Exempt High Yield Bond Fund
Lee Kayser	$1 - $10,000	Commodity Strategies Fund
Kevin Lo	$1 - $10,000	Short Duration Bond Fund
	$1 - $10,000	Tax-Exempt Bond Fund
	$1 - $10,000	Tax-Exempt High Yield Bond Fund
Brian Meath	None	Multi-Strategy Income Fund
	N/A	Multi-Asset Growth Strategy Fund(1)
Patrick Nikodem	$1 - $10,000	Global Real Estate Securities Fund
David Pedack	$10,001 - $50,000	Strategic Call Overwriting Fund
Megan Roach	None	U.S. Defensive Equity Fund(2)
	$1 - $10,000	U.S. Small Cap Equity Fund
	$1 - $10,000	Tax-Managed U.S. Mid & Small Cap Fund
	$1 - $10,000	U.S. Mid Cap Equity Fund
Adam Smears	None	Unconstrained Total Return Fund
Rafael Zayas	None	Strategic Call Overwriting Fund

(1)	Prior to the date of this SAI, the Multi-Asset Growth Strategy Fund had not yet commenced operations and therefore, as of October 31, 2016, Rob Balkema and Brian Meath, the RIM Managers of the Fund, did not own any shares of the Fund.
(2)	As of December 31, 2016.
RIM Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts, unregistered funds and commingled trusts. Russell Investments’ investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIM Managers follow a process of constructing portfolios in accordance with regulatory and
23

investment guidelines and then selecting money managers to fulfill those needs. Specifically, RIM Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIM Managers utilize RIM’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.
At the core of Russell Investments’ investment process is a robust oversight and peer review program for money manager selection.  It includes the hiring, termination and retention of money managers. This process is overseen by Russell Investments’ Investment Strategy Committee (“ISC”) and the asset class CIOs or MDs who are responsible for monitoring the portfolio management duties performed within their specific asset class.
Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell Investments portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell Investments portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell Investments, it is the RIM Manager’s responsibility to determine which portfolios receive the allocation. In cases where a RIM Manager is managing multiple portfolios and must allocate a manager differently across her/his funds, or multiple RIM Managers must allocate the same manager differently across their funds, both the asset class CIO or MD and the ISC must review and ratify the recommendations.
Other Accounts Managed By Rim Managers
And Assets Under Management In The Accounts
As Of October 31, 2016
RIM Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Adam Babson	--	--	6	$1,889	--	--	$ 1,889
Rob Balkema	18	$6,583	17	$5,248	2	$1,427	$13,258
James Barber(1)	1	$ 327	1	$ 308	--	--	$ 635
Keith Brakebill	1	$ 894	10	$9,166	--	--	$10,060
Jon Eggins	2	$ 681	4	$1,015	1	$1,229	$ 2,925
Bruce A. Eidelson	1	$ 787	7	$2,033	--	--	$ 2,820
Gerard Fitzpatrick	--	--	--	--	--	--	--
Gustavo Galindo	--	--	6	$2,729	--	--	$ 2,729
Reid Hellekson	--	--	2	$ 867	--	--	$ 867
David L. Hintz	2	$1,173	7	$3,732	--	--	$ 4,905
Albert Jalso	--	--	9	$7,850	--	--	$ 7,850
Lee Kayser	--	--	6	$ 822	--	--	$ 822
Kevin Lo	--	--	3	$ 872	--	--	$ 872
Brian Meath	18	$6,583	17	$5,248	2	$1,427	$13,258
Patrick Nikodem	1	$ 787	2	$ 306	--	--	$ 1,093
David Pedack	--	--	2	$ 867	--	--	$ 867
Megan Roach(1)	1	$ 229	5	$2,131	--	--	$ 2,360
Adam Smears	--	--	1	$ 291	1	$ 46	$ 337
Rafael Zayas	--	--	--	--	--	--	--
None of the above Other Accounts Managed by RIM Managers have an advisory fee based on the performance of the account.
(1)	As of December 31, 2016.
MONEY MANAGERS.
The Funds’ money managers are not affiliates of RIC or RIM, other than as discretionary or non-discretionary managers for a portion of a Fund's portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Funds (see “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary and/or non-discretionary managers for Russell Investments Trust Company, other investment vehicles sponsored or advised by RIM or its affiliates, other consulting clients of RIM, other offshore vehicles and/or for accounts which have no business relationship with RIM or its affiliates.
From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment selection services. Money manager fees are determined through arm’s-length negotiations with RIM. These negotiations take into account, among other factors, the anticipated nature and quality of services to be rendered, the current
24

and expected future level of business with the money manager, and fees charged by the money manager and other money managers for services provided to funds and accounts with similar investment mandates. Typically, a sliding fee scale corresponding to future levels of assets is agreed upon to reflect economies of scale achieved as a result of cash inflows or market appreciation. RIM periodically reviews money manager fee levels and renegotiates these agreements as appropriate. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets with respect to which the money manager provides its services. For the Funds’ fiscal years ended October 31, 2016, 2015 and 2014, fees paid to the money managers of the Funds were:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
U.S. Core Equity Fund	$1,282,497	$ 2,175,232	$ 3,439,509	0.17%	0.17%	0.18%
U.S. Defensive Equity Fund	1,407,797	1,888,067	2,335,884	0.16%	0.17%	0.18%
U.S. Dynamic Equity Fund	1,012,541	1,345,275	1,607,525	0.20%	0.21%	0.22%
U.S. Strategic Equity Fund	5,764,144	6,844,485	6,092,961	0.17%	0.17%	0.18%
U.S. Large Cap Equity Fund	705,923	859,933	759,386	0.19%	0.20%	0.19%
U.S. Mid Cap Equity Fund	529,334	662,406	598,787	0.30%	0.31%	0.32%
U.S. Small Cap Equity Fund	6,664,970	8,397,953	8,050,135	0.36%	0.36%	0.38%
International Developed Markets Fund	5,546,520	8,361,205	11,184,648	0.22%	0.24%	0.25%
Global Equity Fund	6,663,971	9,343,738	9,893,542	0.27%	0.30%	0.29%
Emerging Markets Fund	8,345,479	11,412,477	11,130,972	0.39%	0.42%	0.40%
Tax-Managed U.S. Large Cap Fund	2,882,619	2,417,661	1,944,421	0.17%	0.17%	0.19%
Tax-Managed U.S. Mid & Small Cap Fund	919,017	821,244	820,318	0.24%	0.23%	0.29%
Tax-Managed International Equity Fund(1)	1,058,385	340,249	N/A	0.20%	0.21%	N/A
Global Opportunistic Credit Fund	5,635,790	5,997,912	5,186,813	0.32%	0.34%	0.36%
Unconstrained Total Return Fund(2)	80,278	N/A	N/A	0.31%	N/A	N/A
Strategic Bond Fund	4,095,405	5,205,412	6,463,275	0.07%	0.08%	0.09%
Investment Grade Bond Fund	747,545	979,349	1,150,786	0.07%	0.07%	0.07%
Short Duration Bond Fund	620,150	753,163	1,072,216	0.08%	0.07%	0.09%
Tax-Exempt High Yield Bond Fund(1)	667,601	214,467	N/A	0.23%	0.24%	N/A
Tax-Exempt Bond Fund	1,837,632	1,776,249	1,420,527	0.13%	0.13%	0.14%
Commodity Strategies Fund(3)	1,397,196	1,865,142	2,513,769	0.20%	0.20%	0.21%
Global Infrastructure Fund	3,310,422	4,488,054	4,441,099	0.27%	0.29%	0.27%
Global Real Estate Securities Fund	3,086,497	3,771,324	3,994,052	0.22%	0.22%	0.23%
Multi-Strategy Income Fund(4)	1,184,448	417,487	N/A	0.29%	0.30%	N/A
Multi-Asset Growth Strategy Fund(3)(5)	N/A	N/A	N/A	N/A	N/A	N/A
(1)	The Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	Does not reflect consolidation of Fund’s Subsidiary.
(4)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(5)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIC. As custodian, State Street is responsible for the safekeeping of the Funds' assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each Fund for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: 1 Heritage Drive, North Quincy, MA 02171.
DISTRIBUTOR.
Russell Investments Financial Services, LLC (the “Distributor”) serves as the distributor of RIC Shares. Certain classes of RIC Funds pay for distribution-related services and shareholder services pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively.  As permitted by RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan,
25

the Distributor has entered into arrangements with Selling Agents and Servicing Agents (each, as defined below) to perform certain distribution and shareholder services for certain classes of RIC. The distribution fees and shareholder services fees paid by the Funds to the Distributor are then paid by the Distributor to these Selling Agents and Servicing Agents. With the exception of Class C1 Shares, the Distributor does not retain any of the distribution fees or shareholder servicing fees paid to it by the Funds.  Any amounts that are unable to be paid to the Selling and Servicing Agents are returned to RIC.  The Distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and all of the front-end sales charge imposed on Class A1, Class A2 and Class A3 Shares and may be deemed to be underwriters of the relevant Fund as defined in the Securities Act of 1933, as amended (“Securities Act”). Financial Intermediaries that sell Class A, Class A1, Class A2 and Class A3 Shares may also receive the distribution fee payable under the Funds’ Distribution Plan at an annual rate of up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A, Class A1, Class A2 and Class A3 Shares sold by them.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly-owned subsidiary of RIM and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
TRANSFER AND DIVIDEND DISBURSING AGENT.
RIFUS serves as transfer and dividend disbursing agent for RIC. For this service, RIFUS is paid a fee for transfer agency and dividend disbursing services provided to RIC. RIFUS retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RIFUS’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
RIFUS has contractually agreed to waive, through February 28, 2018, a portion of its transfer agency fees for certain classes of certain Funds as set forth below.
Fund and Class	Amount Waived
U.S. Core Equity Fund – Class I & S	0.04%
U.S. Core Equity Fund – Class R6	0.02%
U.S. Core Equity Fund – Class T	0.10%
U.S. Defensive Equity Fund – Class I & S	0.04%
U.S. Defensive Equity Fund – Class R6	0.02%
U.S. Defensive Equity Fund – Class T	0.10%
U.S. Dynamic Equity Fund – Class I & S	0.04%
U.S. Dynamic Equity Fund – Class R6	0.02%
U.S. Dynamic Equity Fund – Class T	0.10%
U.S. Strategic Equity Fund – Class A, A1, A2, A3, C, C1, E, R6 & S	0.02%
U.S. Strategic Equity Fund – Class T	0.10%
U.S. Large Cap Equity Fund – Class R6	0.02%
U.S. Large Cap Equity Fund – Class T	0.10%
U.S. Mid Cap Equity Fund – Class R6	0.02%
U.S. Mid Cap Equity Fund – Class T	0.10%
U.S. Small Cap Equity Fund – Class I & S	0.04%
U.S. Small Cap Equity Fund – Class R6	0.02%
U.S. Small Cap Equity Fund – Class T	0.10%
International Developed Markets Fund - Class I & S	0.04%
International Developed Markets Fund - Class R6	0.02%
International Developed Markets Fund - Class T	0.10%
Global Equity Fund - Class R6	0.02%
Global Equity Fund - Class T	0.10%
Emerging Markets Fund - Class A, A1, A2, A3, C, C1, E, R6 & S	0.02%
Emerging Markets Fund - Class T	0.10%
Tax-Managed U.S. Large Cap Fund – Class T	0.10%
Tax-Managed U.S. Mid & Small Cap Fund – Class A, A1, A2 & A3	0.02%
Tax-Managed U.S. Mid & Small Cap Fund – Class C, C1, E & S	0.05%
Tax-Managed U.S. Mid & Small Cap Fund – Class T	0.10%
Tax-Managed International Equity Fund – Class T	0.10%
Global Opportunistic Credit Fund – Class A, A1, A2, A3, C, C1, E & S	0.12%
26

Fund and Class	Amount Waived
Global Opportunistic Credit Fund – Class R6	0.02%
Global Opportunistic Credit Fund – Class T	0.10%
Unconstrained Total Return Fund – Class R6	0.02%
Unconstrained Total Return Fund – Class T	0.10%
Strategic Bond Fund – Class A, A1, A2, A3, C, C1 & E	0.04%
Strategic Bond Fund – Class I & S	0.06%
Strategic Bond Fund – Class R6	0.02%
Strategic Bond Fund – Class T	0.10%
Investment Grade Bond Fund – Class I & S	0.04%
Investment Grade Bond Fund – Class R6	0.02%
Investment Grade Bond Fund – Class T	0.10%
Short Duration Bond Fund – Class A, A1, A2, A3, C, C1, E & S	0.12%
Short Duration Bond Fund – Class R6	0.02%
Short Duration Bond Fund – Class T	0.10%
Tax-Exempt High Yield Bond Fund - T	0.10%
Tax-Exempt Bond Fund – Class A, A1, A2 & A3	0.02%
Tax-Exempt Bond Fund – Class C, C1, E & S	0.06%
Tax-Exempt Bond Fund – Class T	0.10%
Commodity Strategies Fund - Class A, A1, A2, A3, C, C1, E & S	0.01%
Commodity Strategies Fund - Class R6	0.02%
Commodity Strategies Fund - Class T	0.10%
Global Infrastructure Fund – Class A, A1, A2, A3, C, C1, E, R6 & S	0.02%
Global Infrastructure Fund – Class T	0.10%
Global Real Estate Securities Fund – Class R6	0.02%
Global Real Estate Securities Fund – Class T	0.10%
Multi-Strategy Income Fund – Class R6	0.02%
Multi-Strategy Income Fund – Class T	0.10%
Multi-Asset Growth Strategy Fund - Class R6	0.02%
Multi-Asset Growth Strategy Fund - Class T	0.10%
Strategic Call Overwriting Fund - Class R6	0.02%
Strategic Call Overwriting Fund - Class T	0.10%
ORDER PLACEMENT DESIGNEES.
The Distributor or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIC. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101.
CODES OF ETHICS.
RIC, RIM, the Distributor and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund's shareholders. The codes of ethics are designed to prevent affiliated persons of RIC, RIM, the Distributor and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be
27

held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.
Because each money manager is an entity not affiliated with RIC or RIM, RIM relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIM with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.
PLAN PURSUANT TO RULE 18f-3.
SEC Rule 18f-3 under the 1940 Act permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this SAI, because the Funds offer multiple classes of Shares, the Funds will also be referred to as “Multiple Class Funds.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.
DISTRIBUTION PLANS.
Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each  Multiple Class Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.
Description of the Distribution Plan for Multiple Class Funds
In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.
For each Multiple Class Fund offering Class A, Class A1, Class A2, Class A3, Class C or Class C1 Shares, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class A1, Class A2, Class A3, Class C and C1 Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A, Class A1, Class A2, Class A3, Class C or Class C1 Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.
28

For each Multiple Class Fund offering Class A, Class A1, Class A2, Class A3, Class C or Class C1 Shares, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class A1, Class A2, Class A3, Class C and C1 Shares for any activities or expenses primarily intended to result in the sale of Class A, Class A1, Class A2, Class A3, Class C and C1 Shares of such Multiple Class Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Multiple Class Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.
Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plans, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this SAI as “Selling Agents.”
Under the Distribution Plan, the following Multiple Class Funds’ Class C Shares accrued expenses in the following amounts, payable as compensation to the Selling Agents by the Distributor, for the fiscal years ended October 31, 2016, 2015 and 2014 (these amounts were for compensation to dealers):
	10/31/16	10/31/15	10/31/14
U.S. Core Equity Fund	$332,652	$399,858	$413,264
U.S. Defensive Equity Fund	338,867	369,187	373,434
U.S. Dynamic Equity Fund	68,979	85,179	82,526
U.S. Strategic Equity Fund	151,258	156,630	104,744
U.S. Large Cap Equity Fund	11,454	11,585	9,181
U.S. Mid Cap Equity Fund	21,424	18,224	10,702
U.S. Small Cap Equity Fund	182,357	237,231	250,246
International Developed Markets Fund	211,714	266,562	310,400
Global Equity Fund	88,009	108,002	109,443
Emerging Markets Fund	131,408	184,071	216,713
Tax-Managed U.S. Large Cap Fund	197,390	165,646	130,786
Tax-Managed U.S. Mid & Small Cap Fund	88,352	90,146	88,514
Tax-Managed International Equity Fund(1)	14,086	1,909	N/A
Global Opportunistic Credit Fund	63,344	82,625	96,702
Unconstrained Total Return Fund(2)	80	N/A	N/A
Strategic Bond Fund	447,235	505,622	554,741
Investment Grade Bond Fund	133,921	146,376	170,979
Short Duration Bond Fund	385,521	506,702	735,991
Tax-Exempt High Yield Bond Fund(1)	9,935	739	N/A
Tax-Exempt Bond Fund	224,261	206,406	202,309
Commodity Strategies Fund	32,550	47,821	78,124
Global Infrastructure Fund	52,089	66,524	56,733
Global Real Estate Securities Fund	258,315	301,276	311,602
Multi-Strategy Income Fund(3)	35,855	5,403	N/A
Multi-Asset Growth Strategy Fund(4)	N/A	N/A	N/A
29

	10/31/16	10/31/15	10/31/14
Strategic Call Overwriting Fund(5)	N/A	N/A	N/A
(1)	Class C Shares of the Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	Class C Shares of the Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	Class C Shares of the Multi-Strategy Income Fund commenced operations on May 4, 2015.
(4)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
(5)	As of March 1, 2017, Class C Shares of the Strategic Call Overwriting Fund had not commenced operations.
Under the Distribution Plan, the following Multiple Class Funds' Class A Shares accrued expenses in the following amounts, payable as compensation to the Selling Agents by the Distributor, for the fiscal years ended October 31, 2016, 2015 and 2014 (these amounts were for compensation to dealers):
Fund	10/31/16	10/31/15	10/31/14
U.S. Core Equity Fund	$ 75,405	$ 89,331	$ 86,194
U.S. Defensive Equity Fund	62,612	62,701	65,703
U.S. Dynamic Equity Fund	5,200	5,683	3,862
U.S. Strategic Equity Fund	17,883	15,639	10,341
U.S. Large Cap Equity Fund	22,486	20,135	14,481
U.S. Mid Cap Equity Fund	12,526	12,575	9,307
U.S. Small Cap Equity Fund	53,088	63,355	61,015
International Developed Markets Fund	69,044	75,714	74,321
Global Equity Fund	33,777	33,749	31,247
Emerging Markets Fund	40,415	49,669	55,255
Tax-Managed U.S. Large Cap Fund	69,902	53,588	37,245
Tax-Managed U.S. Mid & Small Cap Fund	23,617	21,016	12,143
Tax-Managed International Equity Fund(1)	6,090	607	N/A
Global Opportunistic Credit Fund	13,037	13,427	18,272
Unconstrained Total Return Fund(2)	27	N/A	N/A
Strategic Bond Fund	145,041	143,318	159,200
Investment Grade Bond Fund	25,995	21,707	20,875
Short Duration Bond Fund	63,065	72,659	78,042
Tax-Exempt High Yield Bond Fund(1)	4,248	1,199	N/A
Tax-Exempt Bond Fund	53,452	45,949	39,177
Commodity Strategies Fund	17,206	22,764	45,024
Global Infrastructure Fund	19,071	23,175	21,319
Global Real Estate Securities Fund	69,383	75,623	71,880
Multi-Strategy Income Fund(3)	16,248	2,065	N/A
Multi-Asset Growth Strategy Fund(4)	N/A	N/A	N/A
Strategic Call Overwriting Fund(5)	N/A	N/A	N/A
(1)	Class A Shares of the Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	Class A Shares of the Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	Class A Shares of the Multi-Strategy Income Fund commenced operations on May 4, 2015.
(4)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
(5)	As of March 1, 2017, Class A Shares of the Strategic Call Overwriting Fund had not commenced operations.
Under the Distribution Plan for Class A1, Class A2, Class A3 and Class C1 Shares, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, investment advisers, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Class A1, Class A2, Class A3 or Class C1 Shares offering such Shares for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Class A1, Class A2, Class A3 or Class C1 Shares. Such payments by RIC will be calculated daily and paid quarterly or monthly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Class A1, Class A2, Class A3 and Class C1 Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.
SHAREHOLDER SERVICES PLAN.
A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This plan is referred to as the “Service Plan.”
30

Under the Service Plan, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Class C or Class E Shares, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Class C or Class E Shares. Such payments by RIC will be calculated daily and paid quarterly or monthly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.
Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC’s officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund’s Shares, by a vote of a majority of the Independent Trustees.
Under the Service Plan, the following Multiple Class Funds’ Class C and Class E Shares accrued expenses in the following amounts payable to the Servicing Agents by the Distributor, for the fiscal year ended October 31, 2016:
Fund	Class C	Class E
U.S. Core Equity Fund	$110,884	$ 17,844
U.S. Defensive Equity Fund	112,956	14,841
U.S. Dynamic Equity Fund	22,993	780
U.S. Strategic Equity Fund	50,419	226,282
U.S. Large Cap Equity Fund	3,818	N/A
U.S. Mid Cap Equity Fund	7,141	N/A
U.S. Small Cap Equity Fund	60,785	72,170
International Developed Markets Fund	70,571	119,298
Global Equity Fund	29,336	105,863
Emerging Markets Fund	43,803	85,633
Tax-Managed U.S. Large Cap Fund	65,797	132,956
Tax-Managed U.S. Mid & Small Cap Fund	29,451	20,005
Tax-Managed International Equity Fund(1)	4,695	74,530
Global Opportunistic Credit Fund	21,115	78,468
Unconstrained Total Return Fund(2)	27	27
Strategic Bond Fund	149,078	303,417
Investment Grade Bond Fund	44,640	52,224
Short Duration Bond Fund	128,507	56,809
Tax-Exempt High Yield Bond Fund(1)	3,312	43,917
Tax-Exempt Bond Fund	74,754	133,065
Commodity Strategies Fund	10,850	27,511
Global Infrastructure Fund	17,363	54,077
Global Real Estate Securities Fund	86,105	59,088
Multi-Strategy Income Fund(3)	11,952	29,314
Multi-Asset Growth Strategy Fund(4)	N/A	N/A
Strategic Call Overwriting Fund(5)	N/A	N/A
(1)	Class C and Class E Shares of the Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	Class C and Class E Shares of the Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	Class C and Class E Shares of the Multi-Strategy Income Fund commenced operations on May 4, 2015.
(4)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
(5)	As of March 1, 2017, Class C and Class E Shares of the Strategic Call Overwriting Fund had not commenced operations.
FUND EXPENSES.
The Funds will pay all their expenses other than those expressly assumed by RIM and RIFUS. The principal expenses of the Funds are the annual advisory fee and the annual administrative fee, payable to RIM and RIFUS, respectively. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement,
31

portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund or Class of Shares, the expense is charged to that Fund or Class of Shares. Common expenses are allocated among the RIC Funds based primarily upon their relative net assets.
PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES.
As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.
Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.
Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the distribution plan or shareholder services plan for that specific class, (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.
The following classes of shares are available for purchase. See the  applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.
Class A Shares of all Funds
Class A Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. You pay a lower front-end sales charge as the size of your investment increases to certain levels. The Funds receive the entire net asset value of all Class A Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
The fixed income Funds and other Funds have different front-end sales charges for Class A Shares. The fixed income Funds include the Strategic Bond, Short Duration Bond, Investment Grade Bond, Global Opportunistic Credit, Unconstrained Total Return, Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds. The other Funds include the U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Large Cap Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity, International Developed Markets, Global Equity, Emerging Markets, Global Real Estate Securities, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Commodity Strategies, Global Infrastructure, Multi-Strategy Income, Multi-Asset Growth Strategy and Strategic Call Overwriting Funds.
Fixed Income Funds Front-End Sales Charge for Class A Shares
Amount of investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.50%	3.63%	2.75%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	2.00%	2.04%	1.60%
$500,000 but less than $1,000,000	1.50%	1.52%	1.20%
$1,000,000 or more	--0--	--0--	up to 1.00%
32

Other  Funds Front-End Sales Charge for Class A Shares
Amount of investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	--0--	--0--	up to 1.00%
Class A1 Shares of all Funds
Class A1 Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. Front-end sales charges are assessed on a per-transaction basis. You pay a lower front-end sales charge as the size of your transaction increases to certain levels. The Funds receive the entire net asset value of all Class A1 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
Amount of purchase	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $250,000	2.50%	2.56%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%

Class A2 Shares of all Funds
Class A2 Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. You pay a lower front-end sales charge as the size of your investment increases to certain levels. The Funds receive the entire net asset value of all Class A2 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
Amount of investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	--0--	--0--	1.00%
Class A3 Shares of all Funds
Class A3 Shares are sold at offering price, which is the net asset value plus a front-end sales charge of 3.00%. The front-end sales charge as a percentage of your net amount invested is 3.09%. The Funds receive the entire net asset value of all Class A3 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer a 3.00% commission.
Investments of $1,000,000 or more (Class A and Class A2 Shares). With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge when you buy $1,000,000 or more of shares of the RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on those Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.
Commissions are paid to Financial Intermediaries on Class A Share purchases of $1 million or more by a single shareholder which are not subject to a front-end sales charge, at the following rates: 1.00% on purchases of $1 million or more but less than $4 million, plus 0.50% on the next $6 million, plus 0.25% on purchases of $10 million or more. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.
33

A 1.00% commission is paid to Financial Intermediaries on Class A2 Share purchases of $1 million or more by a single shareholder which are not subject to a front-end sales charge. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.
Class C Shares of all Funds
Financial Intermediaries that sell Class C Shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C Shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C Shares sold by them.
Class C1 Shares of all Funds
Financial Intermediaries that sell Class C1 Shares will receive the shareholder services fee payable under the Funds' Distribution Plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C1 Shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C1 Shares sold by them. The Fund’s Distributor retains the annual distribution fees of 0.75% for one year following the purchase of such Class C1 Shares and pays 1.00% of the amount invested in Class C1 Shares to Financial Intermediaries who sell Class C1 Shares. If you redeem Class C1 Shares within 12 months of purchase, you will pay a deferred sales charge of 1.00%.
Class E Shares of all Funds
Financial Intermediaries that sell Class E Shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E Shares sold by them.
Class I, R6, S, T and Y Shares of all Funds
Financial Intermediaries will receive no shareholder services or distribution fees for these classes of shares.
Class E, I and S Shares of all Funds
Class E, I and S Shares of each Fund may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee or other similar fee for their services for the shareholder account in which the Class E, I or S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;
(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEP-IRAs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;
(3)	clients of Financial Intermediaries who are members of Russell Investments;
(4)	individuals pursuant to employee investment programs of Russell Investments or its affiliates; or
(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell such Class E, I or S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
Class I Shares are not currently offered to new shareholders and may only be purchased by existing Class I shareholders in a Fund.
Class R6 Shares of all Funds
Class R6 Shares are available only to employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level accounts on behalf of participants. Class R6 Shares are not available for any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEP-IRAs, SAR-SEPs, SIMPLE IRAs, individual 401(k) or individual 403(b) plan accounts.
34

Class T Shares of all Funds
Class T Shares of each Fund may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee or other similar fee for their services for the shareholder account in which the Class T Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest; or
(2)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class T Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
In addition, Class T Shares are available only to shareholders who transact on or through advisory platforms that provide limited services to shareholders and charge a transaction fee to shareholders for transactions in Shares of the Funds.
The Funds generally do not have the ability to enforce these limitations on access to Share Classes with eligibility requirements. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Share Classes with eligibility requirements available to those categories of investors listed above that qualify for access to such Share Classes. However, the Funds will not knowingly sell Share Classes with eligibility requirements to any investor not meeting one of the foregoing criteria.
The Funds’ Distributor reserves the right to move a shareholder from a Share Class of a Fund that pays 12b-1 fees to a Share Class of the same Fund that does not pay 12b-1 fees if such shareholder no longer has a relationship with a Financial Intermediary and holds Fund Shares directly with the Funds’ Transfer Agent. For cost basis reporting to the IRS, the Funds’ Transfer Agent will treat the exchange as a non-taxable event and will carry any cost basis the Transfer Agent is tracking for the shareholder to the new Share Class.
Converting from Class S to Class A Shares
You can redeem Class S Shares held in an account that charges an advisory fee, management fee, consulting fee or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A Shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S Shares in the fee-based program for at least one year, (c) the purchase of the Class A Shares is part of a series of transactions designed to move you from Class S Shares to Class A Shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. RIFUS believes that a conversion between classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the conversion as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
Sales Charge Waivers and Reductions
Please see the Funds' Prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.
Minimum Initial Investment Requirements
If you invest less than the required minimum investment in a Fund, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction. Each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares.
Generally, for purposes of the minimum investment requirements, an account is at the shareholder level, not at the omnibus level. For retirement plans invested in the Funds at a plan level, the plan is considered the shareholder for minimum investment requirements.
The following lists the exceptions to the minimum initial investment requirements. Exceptions to the minimum initial investment requirements must be approved by the Funds’ Distributor.
1.	A transfer of an existing account from one Financial Intermediary or financial platform to another is not subject to the minimum initial investment requirements. For the purpose of this exception, a transfer is a transfer-in- kind or the sale and purchase of shares of the same class of the same Fund within 30 days.
35

2.	For Class Y Shares, upon prior notice to the Transfer Agent, multiple related party accounts will not be subject to the minimum initial investment requirements if the average Class Y account balance per Fund of these related party accounts exceeds $5 million.
3.	For Class Y Shares, upon satisfaction of certain criteria established by the Distributor, for (i) omnibus accounts servicing multiple employee benefit plans; (ii) rollover account transfers; and (iii) omnibus accounts servicing multiple ultra high net worth clients of multi- or single-family offices, an account may be considered at the omnibus level and not the shareholder level for purposes of satisfying the minimum investment requirement.
4.	For Class Y Shares, upon prior notice to your Client Executive, any Russell Investments’ Americas Institutional client with over $10 million in assets under management with Russell Investments and a minimum initial investment of $1 million per Fund will not be subject to the minimum initial investment requirements.
5.	For Class Y Shares, there is no required minimum initial investment for (i) any Russell Investment Company or Russell Investment Funds fund of funds; (ii) for investment companies that have entered into contractual arrangements with the Funds or their service providers to acquire Class Y Shares; or (iii) shares acquired by any collective vehicle or other discretionary account actively managed by Russell Investments.
Signature Guarantee
Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or account changes. A signature guarantee verifies the authenticity of your signature and helps protect your account against fraud or unauthorized transactions. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, with which you have a banking or investment relationship. A notary public cannot provide a signature guarantee. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.
If you hold shares directly with the Fund and you do not have a relationship with any eligible guarantor, and are unable to obtain a signature guarantee, the Fund may accept alternate identification documentation in lieu of a signature guarantee, at the discretion of the Transfer Agent.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
If you have elected to receive dividends and/or distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Funds with regards to your uncashed checks, the Funds may convert your distribution option to have all dividends and/or distributions reinvested in additional shares.
VALUATION OF FUND SHARES.
The net asset value per share of each Class of Shares is calculated separately for each Fund Class on each business day on which Shares are offered or redemption orders are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding and rounding to the nearest cent. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com. For additional information regarding the calculation of Fund net asset value, please see the section titled “HOW NET ASSET VALUE IS DETERMINED” in the Prospectus.
The International Developed Markets, Global Equity, Emerging Markets, Tax-Managed International Equity, Global Opportunistic Credit, Commodity Strategies, Global Infrastructure, Global Real Estate Securities and Multi-Strategy Income Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares.
36

Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RIFUS determines that a particular event would materially affect the net asset value.
VALUATION OF PORTFOLIO SECURITIES.
The Funds value their portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RIFUS, RIFUS’s Oversight Committee and the Funds' custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid. Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each  applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities will use fair value pricing more often (typically daily) since “significant” events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders are not able to purchase or redeem Fund Shares.
37

PORTFOLIO TURNOVER RATE.
Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short–
term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.
The portfolio turnover rates for the fiscal years ended October 31, 2016 and 2015 for each Fund were:
	10/31/16	10/31/15
U.S. Core Equity Fund	73%	90%
U.S. Defensive Equity Fund	94%	93%
U.S. Dynamic Equity Fund	118%	142%
U.S. Strategic Equity Fund	75%	102%
U.S. Large Cap Equity Fund	92%	84%
U.S. Mid Cap Equity Fund	127%	120%
U.S. Small Cap Equity Fund	98%	95%
International Developed Markets Fund	68%	66%
Global Equity Fund	46%	47%
Emerging Markets Fund	68%	71%
Tax-Managed U.S. Large Cap Fund	23%	44%
Tax-Managed U.S. Mid & Small Cap Fund	70%	65%
Tax-Managed International Equity Fund(1)	85%	79%
Global Opportunistic Credit Fund	68%	98%
Unconstrained Total Return Fund(2)	43%	N/A
Strategic Bond Fund	203%	152%
Investment Grade Bond Fund	207%	187%
Short Duration Bond Fund	113%	183%
Tax-Exempt High Yield Bond Fund(1)	22%	23%
Tax-Exempt Bond Fund	14%	28%
Commodity Strategies Fund	-	-
Global Infrastructure Fund	102%	86%
Global Real Estate Securities Fund	79%	61%
Multi-Strategy Income Fund(3)	67%	38%
Multi-Asset Growth Strategy Fund(4)	N/A	N/A
Strategic Call Overwriting Fund	4%	1%
(1)	The Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(4)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”).
DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board or CCO, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.
38

Public Disclosures of Portfolio Holdings Information
Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, https://russellinvestments.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website no more frequently than weekly and following each month end. Such holdings will be available no sooner than 5 business days after trade date.  Disclosure of a Fund’s top ten portfolio holdings will be available on the Funds’ website no later than 15 calendar days after each month end.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIM may, consistent with the statement of policy set forth above and with the prior approval of the CCO, prepare and make available on the Funds' website a statement relating to such event which may include information regarding the Funds' portfolio holdings.
Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
A Fund may pay for any portion of a redemption amount by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. Prior to making an in-kind distribution, RIM will notify the redeeming Shareholder that all information regarding the Fund’s portfolio holdings is non-public and confidential, may not be disclosed to others and may not be used as the basis for any trading decisions.
Non-Public Disclosures of Portfolio Holdings Information
RIM and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds' portfolios including compliance testing, receipt of relevant research and for creation of Fund sales literature. Mellon Analytical Solutions, Brown Brothers Harriman, Bloomberg AIM, Barclays Point, Glass Lewis & Co., LLC, FactSet Research Systems Inc., Axioma, Advent Software, Inc., Vestek, Amba Research, Genpact, Riskmetrics Hedge Platform, Hexaware, SS&C, Electra Information Systems and Fund Assist provide such services to RIM and the money managers and as such may receive monthly, weekly or daily portfolio holdings. RIM and the money managers may periodically distribute a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, the Funds' custodian generates portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GainsKeeper, Interactive Data Corporation (“IDC”), Glass Lewis & Co., LLC, ISS, PricewaterhouseCoopers LLP and Cloudmargin provide performance and financial reporting, tax filing services, pricing, proxy voting, class action registration services, audit services and collateral management, respectively, to RIM, RIFUS or the Funds. CTI and Glass Lewis receive daily portfolio holdings information in connection with their services. State Street (Boston) as custodian and fund accounting agent for the Funds provides portfolio holdings to State Street (Sacramento) who is the pricing vendor for over the counter (OTC) derivative instruments. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
From time to time, rating and ranking organizations such as Crane Data LLC, Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds' shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.
No compensation or other consideration is paid to the Funds, RIM or the money managers for any non–public disclosure of portfolio holdings information.
39

Administration of the Portfolio Holdings Disclosure Policies
The CCO will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the CCO or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RIFUS Fund Administration and RIM’s Investment Management and Research Division, to inform the CCO of any third parties receiving portfolio holdings information which has not previously been disclosed. The CCO is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds' CCO. If the CCO deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds' Board, as required by Rule 38a-1. The CCO also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board.
Disclosure of the Funds' portfolio holdings made in accordance with these procedures is authorized by the Funds' Board. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds' Board; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the CCO. If the CCO is unavailable, waivers or exceptions in connection with the operational or administrative functions may be made with the prior consent of the Funds' Chief Legal Officer or Chief Financial Officer. All such waivers and exceptions by the CCO, Chief Legal Officer or Chief Financial Officer will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.
PROXY VOTING POLICIES AND PROCEDURES.
The Board has delegated to RIM, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIM has also hired a third party service provider to serve as proxy administrator (“Proxy Administrator”), which may provide RIM with research, analysis and/or recommendations relating to proxy voting. RIM (whether acting directly or through the Committee) retains final authority with respect to proxy voting.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIM’s clients (including the Funds) and to enable the Committee to receive timely notice of and resolve any material conflicts of interest between the Funds on the one hand, and RIM or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.
The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.
•	Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.
•	In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.
40

•	In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
•	In regard to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Proxy Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.
•	Generally, proxies are voted for executive and director stock option plans unless the Proxy Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.
•	Other than with respect to the exceptions specified in the Guidelines, proxies related to social, political or environmental issues will be determined on a case-by-case basis.
Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Proxy Administrator is obligated to request additional direction from the Committee. The Proxy Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.
To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at https://russellinvestments.com and on the SEC’s website at http://www.sec.gov.
BROKERAGE ALLOCATIONS.
Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by RIM. RIC's arrangements with RIM and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIM and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. RIM effects certain portfolio transactions for the Funds through RIIS.
RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, including assets RIM may manage to effect a Fund's investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a
41

Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading (collectively, “derivatives trading”) on behalf of the Funds. In connection with these transactions, RIIS may (i) negotiate, amend, execute and deliver International Swaps and Derivatives Association, Inc. agreements, supporting annexes, confirmations and schedules, including but not limited to, credit support documents (whether by way of title transfer or by way of security), futures agreements, foreign currency documentation and any other agreements or instruments RIIS considers necessary or desirable for the purpose of entering into derivatives trading transactions; and (ii) deliver to counterparties, on behalf of the Funds, representations, warranties and covenants, including but not limited to certain tax representations, along with such financial information regarding the Funds as such counterparties may reasonably request.
In the case of securities traded in the over-the-counter market and depending on where best execution is believed to be available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.
The Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers, as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services, SSGM and their correspondents are used (i) to obtain research services for RIM to assist RIM in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIM or to generate commission rebates to the Funds, the Funds' money managers are requested to, and RIM may with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIM believe that the Funds will receive best execution. In addition, RIM recommends targets for the amount of trading that money managers direct though Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIM by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIM may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIM or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.
Decisions concerning the acquisition of research services by RIM are approved and monitored by a Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIM using soft commissions generated by funds managed by RIM or its affiliates, including the Funds.
Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through Recapture Services, SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIM’s research needs have been met.
Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIM or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e., brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.
Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.
42

BROKERAGE COMMISSIONS.
During the Funds’ fiscal years ended October 31, 2016, 2015 and 2014, the total brokerage commissions paid by the Funds were:
	2016	2015	2014
U.S. Core Equity Fund	$ 544,840	$1,092,808	$1,422,690
U.S. Defensive Equity Fund	332,699	460,503	645,836
U.S. Dynamic Equity Fund	651,333	935,820	1,091,503
U.S. Strategic Equity Fund	2,163,018	2,926,374	2,264,851
U.S. Large Cap Equity Fund	247,005	245,976	224,367
U.S. Mid Cap Equity Fund	181,583	159,077	116,469
U.S. Small Cap Equity Fund	4,561,038	5,116,574	4,496,937
International Developed Markets Fund	2,245,887	3,374,682	4,946,130
Global Equity Fund	1,805,550	2,033,323	2,003,466
Emerging Markets Fund	3,698,029	4,703,446	4,929,665
Tax-Managed U.S. Large Cap Fund	296,354	470,387	443,301
Tax-Managed U.S. Mid & Small Cap Fund	473,872	453,550	279,090
Tax-Managed International Equity Fund(1)	680,385	712,654	N/A
Global Opportunistic Credit Fund	114,752	169,085	24,823
Unconstrained Total Return Fund(2)	2,355	N/A	N/A
Strategic Bond Fund	1,180,663	466,488	1,094,854
Investment Grade Bond Fund	120,831	50,637	208,765
Short Duration Bond Fund	29,637	45,270	185,425
Tax-Exempt High Yield Bond Fund(1)	N/A	N/A	N/A
Global Infrastructure Fund	2,472,440	2,841,635	3,351,103
Global Real Estate Securities Fund	1,987,574	2,262,942	2,239,194
Multi-Strategy Income Fund(3)	278,965	126,471	N/A
Multi-Asset Growth Strategy Fund(4)	N/A	N/A	N/A
Strategic Call Overwriting Fund	953,158	747,244	701,325
(1)	The Tax-Managed International Equity and Tax-Exempt High Yield Bond Funds commenced operations on June 2, 2015.
(2)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(3)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(4)	As of March 1, 2017, the Multi-Asset Growth Strategy Fund had not yet commenced operations and thus, no shares of the Fund were issued.
The principal reasons for changes in several Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.
During the fiscal year ended October 31, 2016, approximately $2,030,688 of the brokerage commissions of the Funds were directed to brokers who provided brokerage or research services to RIM. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.
Gross brokerage commissions received by broker/dealers that were affiliated with RIM or the relevant money managers for the fiscal years ended October 31, 2016, 2015 and 2014 from portfolio transactions effected for the Funds were as follows:
Fund Name	RIM/Money Manager	Affiliated Broker	2016 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
U.S. Core Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	54,577	10.017%	7.14%
	Sustainable Growth Advisers, LP
43

Fund Name	RIM/Money Manager	Affiliated Broker	2016 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell Investments Implementation Services, LLC	5,274	0.968%	0.622%
Total:	59,851	10.985%	7.762%
U.S. Defensive Equity Fund
RIM
Russell Investments Implementation Services, LLC	91,825	27.60%	12.666%
Total:	91,825	27.60%	12.666%
U.S. Dynamic Equity Fund
Cornerstone Capital Management
Russell Investments Implementation Services, LLC	3,199	0.491%	0.386%
RIM
Russell Investments Implementation Services, LLC	54,723	8.402%	6.699%
Total:	57,922	8.893%	7.085%
U.S. Strategic Equity Fund
Cornerstone Capital Management
Russell Investments Implementation Services, LLC	16,555	0.765%	0.407%
RIM
Russell Investments Implementation Services, LLC	404,511	18.701%	15.753%
Total:	421,066	19.467%	16.16%
U.S. Large Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	42,550	17.226%	13.903%
Sustainable Growth Advisers, LP
Russell Investments Implementation Services, LLC	2,785	1.128%	0.628%
Total:	45,335	18.354%	14.53%
U.S. Mid Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	28,644	15.775%	11.062%
Total:	28,644	15.775%	11.062%
U.S. Small Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	890,335	19.52%	18.004%
Total:	890,335	19.52%	18.004%
International Developed Markets Fund
RIM
Russell Investments Implementation Services, LLC	542,572	24.158%	5.788%
Total:	542,572	24.158%	5.788%
Global Equity Fund
RIM
Russell Investments Implementation Services, LLC	393,198	21.777%	8.228%
Total:	393,198	21.777%	8.228%
Emerging Markets Fund
RIM
44

Fund Name	RIM/Money Manager	Affiliated Broker	2016 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell Investments Implementation Services, LLC	617,691	16.703%	3.98%
Total:	617,691	16.703%	3.98%
Investment Grade Bond Fund
RIM
Russell Investments Implementation Services, LLC	68,214	56.454%	1.298%
Total:	68,214	56.454%	1.298%
Strategic Bond Fund
RIM
Russell Investments Implementation Services, LLC	673,156	57.015%	1.766%
Total:	673,156	57.015%	1.766%
Global Infrastructure Fund
RIM
Russell Investments Implementation Services, LLC	327,339	13.239%	9.104%
Total:	327,339	13.239%	9.104%
Global Real Estate Securities Fund
RIM
Russell Investments Implementation Services, LLC	331,051	16.656%	12.142%
Total:	331,051	16.656%	12.142%
Multi-Strategy Income Fund
RIM
Russell Investments Implementation Services, LLC	17,417	6.244%	0.784%
Total:	17,417	6.244%	0.784%

Fund Name	RIM/Money Manager	Affiliated Broker	2015 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
U.S. Core Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	287,350	26.295%	18.03%
	Sustainable Growth Advisers, LP
		Russell Investments Implementation Services, LLC	5,749	0.526%	0.474%
Total:			293,099	26.821%	18.504%
U.S. Defensive Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	98,726	21.439%	13.945%
Total:			98,726	21.439%	13.945%
U.S. Dynamic Equity Fund
	Cornerstone Capital Management
		Russell Investments Implementation Services, LLC	2,289	0.245%	0.26%
	RIM
		Russell Investments Implementation Services, LLC	91,306	9.757%	6.456%
Total:			93,595	10.002%	6.716%
45

Fund Name	RIM/Money Manager	Affiliated Broker	2015 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
U.S. Strategic Equity Fund
	Cornerstone Capital Management
		Russell Investments Implementation Services, LLC	5,513	0.188%	0.117%
	RIM
		Russell Investments Implementation Services, LLC	518,675	17.724%	12.503%
Total:			524,188	17.913%	12.620%
U.S. Large Cap Equity Fund
	Sustainable Growth Advisers, LP
		Russell Investments Implementation Services, LLC	3,027	1.231%	0.778%
Total:			3,027	1.231%	0.778%
U.S. Mid Cap Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	49,266	30.97%	19.25%
Total:			49,266	30.97%	19.25%
U.S. Small Cap Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	971,282	18.983%	18.284%
Total:			971,282	18.983%	18.284%
International Developed Markets Fund
	RIM
		Russell Investments Implementation Services, LLC	1,224,413	36.282%	7.765%
Total:			1,224,413	36.282%	7.765%
Global Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	457,429	22.497%	11.358%
Total:			457,429	22.497%	11.358%
Emerging Markets Fund
	RIM
		Russell Investments Implementation Services, LLC	1,559,038	33.147%	6.571%
Total:			1,559,038	33.147%	6.571%
Tax-Managed U.S. Large Cap Fund
	RIM
		Russell Investments Implementation Services, LLC	96,014	20.412%	7.128%
Total:			96,014	20.412%	7.128%
Tax-Managed U.S. Mid & Small Cap Fund
	RIM
46

Fund Name	RIM/Money Manager	Affiliated Broker	2015 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
		Russell Investments Implementation Services, LLC	51,932	11.45%	4.461%
Total:			51,932	11.45%	4.461%
Strategic Bond Fund
	RIM
		Russell Investments Implementation Services, LLC	1,363	0.292%	0.008%
Total:			1,363	0.292%	0.008%
Short Duration Bond Fund
	RIM
		Russell Investments Implementation Services, LLC	71	0.156%	0.003%
Total:			71	0.156%	0.003%
Global Infrastructure Fund
	RIM
		Russell Investments Implementation Services, LLC	278,579	9.803%	7.331%
Total:			278,579	9.803%	7.331%
Global Real Estate Securities Fund
	RIM
		Russell Investments Implementation Services, LLC	239,878	10.60%	8.651%
Total:			239,878	10.60%	8.651%
Multi-Strategy Income Fund
	RIM
		Russell Investments Implementation Services, LLC	79,620	62.955%	10.063%
Total:			79,620	62.955%	10.063%

Fund Name	RIM/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
U.S. Core Equity Fund
RIM
Russell Investments Implementation Services, LLC	29,397	2.066%	1.934%
Sustainable Growth Advisers, LP
Russell Investments Implementation Services, LLC	86	0.006%	0.010%
Total:	29,483	2.072%	1.944%
U.S. Defensive Equity Fund
RIM
Russell Investments Implementation Services, LLC	108,653	16.824%	8.843%
Total:	108,653	16.824%	8.843%
U.S. Dynamic Equity Fund
RIM
Russell Investments Implementation Services, LLC	76,837	7.040%	8.602%
Total:	76,837	7.040%	8.602%
U.S. Strategic Equity Fund
RIM
47

Fund Name	RIM/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell Investments Implementation Services, LLC	23,688	1.046%	0.915%
Total:	23,688	1.046%	0.915%
U.S. Large Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	4,231	1.886%	1.666%
Sustainable Growth Advisers, LP
Russell Investments Implementation Services, LLC	9	0.004%	0.006%
Total:	4,240	1.890%	1.672%
U.S. Mid Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	8,328	7.151%	4.439%
Total:	8,328	7.151%	4.439%
U.S. Small Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	660,863	14.696%	15.143%
Total:	660,863	14.696%	15.143%
International Developed Markets Fund
RIM
Russell Investments Implementation Services, LLC	1,351,751	27.329%	7.088%
Total:	1,351,751	27.329%	7.088%
Global Equity Fund
RIM
Russell Investments Implementation Services, LLC	162,742	8.123%	4.797%
Total:	162,742	8.123%	4.797%
Emerging Markets Fund
RIM
Russell Investments Implementation Services, LLC	887,322	18.000%	5.929%
UBS Global Asset Management
UBS Securities LLC	1,794	0.036%	0.024%
Total:	889,115	18.036%	5.953%
Tax-Managed U.S. Large Cap Fund
RIM
Russell Investments Implementation Services, LLC	97,257	21.939%	18.993%
Sustainable Growth Advisers, LP
Russell Investments Implementation Services, LLC	5	0.001%	0.001%
Total:	97,262	21.940%	18.994%
Tax-Managed U.S. Mid & Small Cap Fund
RIM
Russell Investments Implementation Services, LLC	102,619	36.769%	27.058%
Parametric Portfolio Associates LLS
Russell Investments Implementation Services, LLC	11,965	4.287%	2.040%
Total:	114,584	41.056%	29.098%
Strategic Bond Fund
RIM
48

Fund Name	RIM/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell Investments Implementation Services, LLC	285,945	26.117%	0.708%
Total:	285,945	26.117%	0.708%
Investment Grade Bond Fund
RIM
Russell Investments Implementation Services, LLC	162,934	78.047%	1.330%
Total:	162,934	78.047%	1.330%
Short Duration Bond Fund
RIM
Russell Investments Implementation Services, LLC	105,209	56.740%	1.264%
Total:	105,209	56.740%	1.264%
Global Infrastructure Fund
RIM
Russell Investments Implementation Services, LLC	687,641	20.520%	13.717%
Total:	687,641	20.520%	13.717%
Global Real Estate Securities Fund
RIM
Russell Investments Implementation Services, LLC	272,169	12.155%	11.025%
Total:	272,169	12.155%	11.025%
The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2016 for the Funds was 17.42%.
During the Funds’ fiscal year ended October 31, 2016, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act. The values of broker–dealer securities held as of October 31, 2016, were as follows:

Broker	U.S. Core Equity Fund	U.S. Defensive Equity Fund	U.S. Dynamic Equity Fund	U.S. Strategic Equity Fund	U.S. Large Cap Equity Fund	U.S. Mid Cap Equity Fund
Barclays Capital, Inc.
Citigroup Inc.	4,869,094		8,897,428	27,518,397	4,667,382
Credit Suisse First Boston Corp.
Goldman, Sachs & Co.	732,566		3,411,870	1,111,683	872,663
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	10,461,654		7,624,903	43,901,282	5,126,833
Macquarie Group Limited			(91,300)	(196,426)		359,964
Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,747,258		10,807,484	55,796,945	44,550
Morgan Stanley & Co. Incorporated	1,501,955		1,900,901	5,880,088	42,936
Nomura Bank
Raymond James Financial, Inc.						385,429
Royal Bank of Canada
State Street Global Markets, LLC	6,455,529	3,633,789	1,950,574	20,285,565	2,047,534
UBS Securities LLC			1,273,335
Wells Fargo Advisors	11,251,009	8,607,551	159,977	38,781,369	4,968,942

49

Broker	U.S. Small Cap Equity Fund	International Developed Markets Fund	Global Equity Fund	Emerging Markets Fund	Tax-Managed U.S. Large Cap Fund	Tax-Managed U.S. Mid & Small Cap Fund
Barclays Capital, Inc.		7,777,509	14,499,599	595,441
Citigroup Inc.			18,927,665		15,906,906
Credit Suisse First Boston Corp.		15,126,244	16,954,727
Goldman, Sachs & Co.			9,179,360		9,508,391
Investment Technology Group, Inc.	451,645
J.P. Morgan Securities, Inc.	825,736		42,493,365	12,058,576	15,768,424
Macquarie Group Limited				1,733,122
Merrill Lynch, Pierce, Fenner & Smith, Inc.			17,655,000		21,753,254
Morgan Stanley & Co. Incorporated					3,551,102
Nomura Bank		2,719,836
Raymond James Financial, Inc.					415,850	249,378
Royal Bank of Canada		4,066,359	793,454
State Street Global Markets, LLC			10,704,497		15,029,082
UBS Securities LLC		15,302,791
Wells Fargo Advisors			13,441,729		30,181,088

Broker	Tax-Managed International Equity Fund	Global Opportunistic Credit Fund	Unconstrained Total Return Fund	Strategic Bond Fund	Investment Grade Bond Fund	Short Duration Bond Fund
Barclays Capital, Inc.	1,859,411	3,666,329		441,647	195,573
Citigroup Inc.		5,656,422		83,697,619	9,327,139	4,838,507
Credit Suisse First Boston Corp.	1,706,360	772,000	994,923	18,109,314	1,914,595	5,302,428
Goldman, Sachs & Co.		1,634,199		41,608,198	9,974,291	4,291,910
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.		3,623,691	1,284,416	72,096,808	8,790,060	18,613,284
Macquarie Group Limited	331,094		1,497,269
Merrill Lynch, Pierce, Fenner & Smith, Inc.		1,907,387	468,535	71,612,140	10,970,865	10,374,777
Morgan Stanley & Co. Incorporated			345,471	47,630,468	8,846,835	9,512,223
Nomura Bank				15,127,812
Raymond James Financial, Inc.
Royal Bank of Canada	1,058,918			4,002,160	504,073	1,316,811
State Street Global Markets, LLC				1,041,558
UBS Securities LLC	2,814,336	614,250	150,473	25,145,556	2,645,630	3,555,199
Wells Fargo Advisors		1,802,068	186,515	70,656,940	6,125,604	4,260,749

Broker	Tax-Exempt Bond Fund	Global Infrastructure Fund	Global Real Estate Securities Fund	Multi-Strategy Income Fund	Strategic Call Overwriting Fund
Barclays Capital, Inc.				1,779,486
Citigroup Inc.				2,738,592	617,324
Credit Suisse First Boston Corp.				414,000
Goldman, Sachs & Co.				851,050	440,253
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	2,200,000			3,793,863	1,213,851
Macquarie Group Limited		8,889,354		1,351,174
50

Broker	Tax-Exempt Bond Fund	Global Infrastructure Fund	Global Real Estate Securities Fund	Multi-Strategy Income Fund	Strategic Call Overwriting Fund
Merrill Lynch, Pierce, Fenner & Smith, Inc.				3,264,828	783,321
Morgan Stanley & Co. Incorporated				1,924,830
Nomura Bank			5,359,922	92,385
Raymond James Financial, Inc.					114,709
Royal Bank of Canada				204,299
State Street Global Markets, LLC				576,180
UBS Securities LLC				1,023,000
Wells Fargo Advisors				6,397,015	1,171,047

51

Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective, with the exception of the U.S. Defensive Equity Fund, International Developed Markets Fund, Investment Grade Bond Fund and Tax-Exempt Bond Fund, is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of the U.S. Defensive Equity Fund, International Developed Markets Fund, Investment Grade Bond Fund and Tax-Exempt Bond Fund are fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in their Prospectus. The Commodity Strategies and Multi-Asset Growth Strategy Funds will look through their respective Subsidiary to the Subsidiary's assets for the purposes of complying with the investment restrictions noted below.
INVESTMENT RESTRICTIONS
Each Fund is subject to the following fundamental investment restrictions.
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1.	Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries.
Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.
This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
This investment restriction shall not apply to the Global Real Estate Securities Fund.
The Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2.	Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.	Purchase or sell commodities (physical commodities for the Commodity Strategies and Multi-Asset Growth Strategies Funds) except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.
This restriction shall not prevent the Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds from purchasing or selling commodity-linked derivative instruments and other commodity-linked securities, including swap agreements, commodity-linked structured notes, options, swaptions, futures contracts with respect to indices or individual commodities and options on futures contracts, equities of commodity-related companies, exchange traded funds and exchange traded notes or from investing in securities or other instruments backed by physical commodities or by indices.
4.	Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6.	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to
52

affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.	Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
An additional fundamental policy is that the Tax-Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.
An additional fundamental policy is that the Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds will each invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax.
For purposes of these investment restrictions, the Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Global Real Estate Securities Fund concentrates its investments in real estate securities.  For purposes of this investment restriction, the Global Infrastructure Fund defines an “industry” to be those industries defined by reference to the industry and sub-industry classifications of the Global Industry Classification Standard (“GICs”) methodology.  For all other Funds, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds' industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent a Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1⁄3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
53

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1⁄3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1⁄3%) of its assets.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIM believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
INVESTMENT POLICIES
The investment objective and principal investment strategies for each Fund are provided in their Prospectus. The following discussion describes certain investment strategies that the Funds may pursue and certain types of instruments in which the Funds may invest. The Funds may not invest in all of the instruments listed below. The Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIM or the money managers may or may not use them.
Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
The U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Large Cap Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity, International Developed Markets, Global Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Global Real Estate Securities, Global Infrastructure, Commodity Strategies and Strategic Call Overwriting Funds are referred to collectively as the “Equity Funds.”
The Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds are referred to collectively as the “Fixed Income Funds.”
The Multi-Strategy Income and the Multi-Asset Growth Strategy Funds are each considered both an “Equity Fund” and a “Fixed Income Fund.”
Investment Strategies and Portfolio Instruments.
Each Fund’s principal and certain non-principal investment strategies and the related risks are described in the Fund's Prospectus. The following discussion provides additional information regarding those investment strategies and risks, as well as information regarding additional non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the Fund's Prospectus, is a non-principal strategy and risk of the Fund.
Cash Reserves and Being Fully Invested. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect a Fund’s performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds, like any mutual fund, maintain cash reserves. RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. A Fund may hold additional cash in connection with its investment strategy.
The Funds, except the Tax-Exempt High Yield Bond, Tax-Exempt Bond and Commodity Strategies Funds, usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed-income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale.
54

The Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds may seek to limit the effect of holding cash reserves on the Funds' exposures by investing in pre-refunded municipal bonds to provide the Funds with longer duration exposure. RIM may choose to invest in pre-refunded municipal bonds to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Funds. Pre-refunded municipal bonds are tax-exempt bonds that have been refunded to a call date prior to the maturity of principal (or to the final maturity of principal, in the case of pre-refunded municipal bonds known as “escrowed-to-maturity bonds”) and remain outstanding in the municipal market. Principal and interest payments on pre-refunded municipal bonds are funded from securities in designated escrow accounts holding U.S. Treasury securities or other obligations of the U.S. government and its agencies and instrumentalities.
RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM and administered by RIFUS, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”).  In addition, for the Unconstrained Total Return, Investment Grade Bond, Strategic Bond, Short Duration Bond, and Multi-Asset Growth Strategy Funds, any remaining cash may also be invested in fixed income securities with an average portfolio duration of one year and individual effective maturities of up to five years for the Unconstrained Total Return, Investment Grade Bond, Strategic Bond, and Multi-Asset Growth Strategy Funds, and average portfolio duration of approximately two years and individual effective maturities of up to six years for the Short Duration Bond Fund, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the Cash Management Fund. Dividends from the Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds' investments in the unregistered fund and other taxable instruments are treated as taxable income by the Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds' shareholders, respectively. RIM has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RIFUS charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
Commodity-Linked Derivatives. The Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that commodity-linked derivative investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.
In selecting investments for the Funds' portfolios, RIM and the money managers evaluate the merits of commodity-linked derivative instruments based upon such factors as the underlying commodity, futures contract, index or other economic variables that are linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.
Each Fund's primary method for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options, including futures contracts on individual commodities or a subset of commodities and options on them. These instruments have one or more commodity-dependent components. Some of these investments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, commodity index, commodity futures or option contract, index or other readily measurable economic variable. Each Fund may invest in these instruments directly and the Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in these instruments indirectly through investments in their respective Subsidiary, each a wholly owned subsidiary of such Fund formed in the Cayman Islands.
55

Principal Protection. The Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in commodity-linked instruments. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, a Fund will receive at maturity the face or stated value of the note.
With a principal protected commodity-linked instrument, a Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. RIM or a money manager’s decision on whether to use principal protection depends in part on the cost of the protection. In deciding to purchase a note without principal protection, RIM or a money manager may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variables over the term of the note, the cost of the note, and any other economic factors that RIM or the money manager believes are relevant. Each Fund will limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.
With full principal protection, a Fund will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.
The Funds may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Funds may invest in may have no principal protection and the instrument could lose all of its value.
The Funds do not currently expect to invest more than 25% of their total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Funds do not currently intend to invest more than 10% of their total assets in notes that mature in more than 19 months.
Hedging Strategies. Financial futures contracts may be used by the Funds during or in anticipation of adverse market events such as interest rate changes for the Fixed Income Funds or declining equity prices for the Equity Funds. For example, if interest rates were anticipated to rise or equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling bonds or equities. Once interest rates increase or equity prices fall, securities held in a Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Fund's securities by enabling the Fund to repurchase the futures contract at a lower price to close out the position.
The Equity Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between the price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds since financial futures contracts that may be engaged in are on taxable securities rather than tax-exempt securities.  There is no assurance that the price of taxable securities will move in a similar manner to the price of tax-exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The
56

value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.
Lending Portfolio Securities. Certain Funds may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.
Each Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of a Fund’s dividends received by a Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
The Funds invest cash collateral received, at each Fund’s own risk, in an unregistered short-term investment fund advised by RIM. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities. Any remaining income is divided between the Fund and the unaffiliated lending agent.
A Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.
No Fund may lend portfolio securities in an amount that exceeds 33 1⁄3% of total fund assets.
Illiquid and Restricted Securities. No more than 15% of a Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.
The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
57

When-Issued Securities and Delayed-Delivery Transactions. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “when-issued” transaction or “forward commitment”) or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage but may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and may realize short-term profits or losses upon such sale. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When effecting such transactions, liquid assets of the Fund, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. When-issued and delayed-delivery transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Additionally, under certain circumstances, the International Developed Markets, Global Equity, Emerging Markets, Tax-Managed International Equity, Global Opportunistic Credit, Unconstrained Total Return, Global Infrastructure, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund is made prior to the Fund’s receipt of cash payment therefor or the Fund’s payment of cash for portfolio securities occurs prior to the  Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.
Investment Company Securities and Pooled Investment Vehicles. The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the advisory fee paid by the Fund to RIM), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500®, the NASDAQ 100, the Bank of America Merrill Lynch 1-3 Year U.S. Treasury Index or the Bloomberg Barclays Capital 1-15 Year Municipal Bond Index, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a Fund exposure to the securities comprising the index on which the ETF is based, and the Fund will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if a Fund invests in an ETF, an investor in the Fund will indirectly bear the fees and expenses of the underlying ETF.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Short Sales. The U.S. Defensive Equity, U.S. Dynamic Equity and U.S. Strategic Equity Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund
58

replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will at least equal the current market value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in a Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
Short Sales “Against the Box.” The U.S. Defensive Equity, U.S. Dynamic Equity and U.S. Strategic Equity Funds may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of a Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in a Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but a Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.
Foreign Securities
Investment in Foreign Securities. The Funds, except the Strategic Call Overwriting Fund, may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund may tend to have a greater exposure to liquidity risk.
In a June 2016 referendum, citizens of the United Kingdom (“UK”) voted to leave the European Union (the “EU”). It is expected that the UK will formally withdraw from the EU, a process that may take up to two years once formally initiated. There is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences, precise time frame and financial market reaction. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. The UK vote to leave the EU may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. It may also have a negative impact on the economy and currency of the UK as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of a Fund’s investments economically tied to the UK or EU.
59

Investment in Emerging Markets. The Equity Funds, except the Strategic Call Overwriting Fund, may invest in emerging markets stocks. The Fixed Income Funds and the Commodity Strategies Fund may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. As a general rule, the Funds consider emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.
Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies” and debt securities denominated in multinational currency units of an issuer.
The recent global economic crisis brought several governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown
60

and may slow the overall recovery of economies from the recent global economic crisis. In addition, due to large public deficits, some countries may be dependent on assistance from other governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn which could significantly affect the value of a Fund’s investments.
Privatizations. The Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.
Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Fixed Income Funds and the International Developed Markets, Global Equity, Emerging Markets, Tax-Managed International Equity and Global Infrastructure Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Equity Linked Notes. The International Developed Markets, Global Equity, Emerging Markets, Tax-Managed International Equity, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Foreign Currency Exchange. Since the Funds, except the Strategic Call Overwriting Fund, may invest in securities denominated in currencies other than the U.S. dollar, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
61

Investments in the People’s Republic of China. The Funds, except the Strategic Call Overwriting Fund, may invest in securities and instruments that are economically tied to the People’s Republic of China (“PRC”). In determining whether an instrument is economically tied to the PRC, RIM uses the criteria for determining whether an instrument is economically tied to an emerging market country as set forth in the Prospectus. Investing in securities and instruments economically tied to the PRC subjects a Fund to the risks listed under “Foreign Securities” in this section, including those associated with investment in emerging markets. In addition to these risks, investing in the PRC presents additional risks including, but not limited to, the following: (a) inefficiencies caused by erratic growth; (b) a lack of consistently-reliable economic data; (c) potentially high rates of inflation; (d) export and international trade dependency; (e) relatively high levels of asset price volatility; (f) small market capitalization and less liquidity; (g) greater competition from regional economies; (h) fluctuations in currency exchange rates or currency devaluation by the PRC government or central bank; (i) the relatively small size and lack of operating history of many PRC companies; (j) a legal and regulatory framework for securities markets, custody arrangements and commerce that is in developing stages; and (k) uncertainty regarding the PRC government’s commitment to economic reforms.
The PRC is an emerging market, and certain factors, including increasing gaps between the rich and poor and the instability of existing political structures, may affect the country’s stability. Such factors could adversely affect a Fund investing in securities and instruments economically tied to the PRC. Additionally, favorable trends toward market and economic reform and the privatization and removal of trade barriers could be reversed by political uncertainty, political corruption and military intervention. Significant disruption to securities markets could result.
The PRC is dominated by the one-party rule of the Communist Party. Investments in the PRC involve risks of greater governmental control over the economy. Unlike in the U.S., the PRC’s currency is not determined by the market, but is instead managed at artificial levels relative to the U.S. dollar. This system could result in sudden, large adjustments in the currency, which could negatively impact foreign investors. The PRC could also restrict the free conversion of its currency into foreign currencies, including the U.S. dollar. Currency repatriation restrictions could cause securities and instruments tied to the PRC to become relatively illiquid, particularly in connection with redemption requests. The PRC government exercises significant control over economic growth through direct and heavy involvement in resource allocation and monetary policy, control over payment of foreign currency denominated obligations and provision of preferential treatment to particular industries and/or companies. Economic reform programs in the PRC have contributed to growth, but there is no guarantee that such reforms will continue.
The PRC has historically been prone to natural disasters, including droughts, floods, earthquakes and tsunamis, and the region’s economy may be affected by such environmental events in the future. A Fund’s investment in the PRC is therefore subject to the risk of such natural disasters. Additionally, the relationship between the PRC and Taiwan is particularly sensitive, and hostilities between the PRC and Taiwan may present a risk to a Fund’s investments in the PRC.
The application of tax laws (e.g., the imposition of withholding taxes on dividend or interest payments) or confiscatory taxation may also affect a Fund’s investment in the PRC. Because the rules governing taxation of investments in securities and instruments economically tied to the PRC are unclear, RIM may provide for capital gains taxes on a Fund investing in such securities and instruments by reserving both realized and unrealized gains from disposing or holding securities and instruments economically tied to the PRC. This approach is based on current market practice and RIM’s understanding of the applicable tax rules. Changes in market practice or understanding of the applicable tax rules may result in the amounts reserved being too great or too small relative to actual tax burdens.
Investing through Stock Connect. The Equity Funds may invest in certain eligible securities (“Stock Connect Securities”) that are listed and traded on the Shanghai Stock Exchange through the Hong Kong – Shanghai Stock Connect program or the Shenzhen Stock Exchange through the Hong Kong – Shenzhen Stock Connect program (“Stock Connect”). The Stock Exchange of Hong Kong Limited (“SEHK”), Shanghai Stock Exchange, Shenzhen Stock Exchange, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited developed Stock Connect as a securities trading and clearing program to establish mutual market access between SEHK and the Shanghai Stock Exchange and Shenzhen Stock Exchange. Unlike other means of foreign investment in Chinese securities, investors in Stock Connect Securities are not subject to individual investment quotas or licensing requirements. Additionally, no lock-up periods or restrictions apply to the repatriation of principal and profits.
However, a number of restrictions apply to Stock Connect trading that could affect a Fund’s investments and returns. For example, the home market’s laws and rules apply to investors in the Stock Connect program. This means that investors in Stock Connect Securities are generally subject to PRC securities regulations and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, among other restrictions. Further, an investor may not sell, purchase or transfer its Stock Connect Securities by any means other than through Stock Connect, in accordance with applicable rules. Although individual
62

investment quotas do not apply, Stock Connect participants are subject to daily and aggregate investment quotas, which could restrict or preclude a Fund’s ability to invest in Stock Connect Securities. Trading in the Stock Connect program is subject to risks relating to applicable trading, clearance and settlement procedures that are untested in the PRC. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
Because Stock Connect is in its early stages, additional developments are likely. It is unclear whether or how such developments may affect a Fund’s investments or returns. Additionally, the application and interpretation of the laws and regulations of Hong Kong and the PRC are uncertain, as are the rules, policies and guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program. These may have a negative impact on a Fund’s investments and returns.
Equity Securities
Common Stocks. The Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The Funds may invest in common stocks and other securities issued by medium capitalization, small capitalization and micro capitalization companies and companies with capitalization smaller than the Russell 2000(R) Index.  Please see the Funds' Prospectus for the risks associated with investments in securities of these capitalization sizes.
Preferred Stocks. The Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.
Convertible Securities. The Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by a money manager to be of comparable quality. Although a money manager selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities. The Funds may invest in contingent convertible securities. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, a Fund could experience a reduced income rate, potentially to zero. Conversion would deepen the subordination of a Fund, hence worsening the Fund’s standing in the case of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.
Rights and Warrants. The Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
63

Real Estate Investment Trusts or “REITs.” The Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Global Real Estate Securities Fund, it is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.
A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Depositary Receipts. The Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.
“Special Situation” Companies. The Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the
64

market price of the securities of a “special situation company” may decline significantly. The Funds believe, however, that if a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Funds in achieving their investment objectives. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.
Master Limited Partnerships (“MLPs”). The Equity Funds and the Unconstrained Total Return Fund may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from a Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes. Any return of capital distributions received from an MLP equity security may require a Fund to restate the character of distributions made by the Fund as well as amend any previously issued shareholder tax reporting information.
Debt Instruments and Money Market Instruments
To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
U.S. Government Obligations. The types of U.S. government obligations the Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills that at time of issuance have maturities of one year or less, (b) U.S. Treasury notes that at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds that at time of issuance generally have maturities of greater than ten years; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate U.S. government obligations. The Funds may purchase U.S. government obligations on a forward commitment basis.
The Fixed Income Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the Consumer Price Index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.
STRIPS. The Fixed Income Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. See “Zero Coupon Securities” below for a fuller discussion of such securities. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
Repurchase Agreements. The Fixed Income Funds and the Strategic Call Overwriting Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for
65

the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. Subject to the overall limitations described in “Illiquid Securities,” a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by a Fund and not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. It is possible that a Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
Reverse Repurchase Agreements and Dollar Rolls. The Fixed Income Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund at least equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. A Fund may lose money if the market value of the security transferred by the Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
The Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund's obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets at least equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.
Corporate Debt Securities. The Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.
The Fixed Income Funds and the Global Infrastructure Fund may invest in corporate debt securities issued by infrastructure companies.
66

Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. A Fixed Income Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.
Zero Coupon Securities. The Fixed Income Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.
Government Zero Coupon Securities. The Unconstrained Total Return, Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in (i) government securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped government securities and coupons (collectively referred to as “Government zero coupon securities”).
Mortgage-Related And Other Asset-Backed Securities.
The forms of mortgage-related and other asset-backed securities the Fixed Income Funds and the Commodity Strategies Fund may invest in include the securities described below.
Reverse Mortgages. Certain Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Collateralized Mortgage Obligations. Certain Funds may invest in collateralized mortgage obligations (“CMOs”), which are mortgage-backed securities (“MBS”) that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.
CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.
The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways including “interest only” and “inverse interest only” tranches. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.
67

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, a Fund could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.
Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies and instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies and instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. Government has not guaranteed them.
New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.
Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre- payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Conversely, PO classes tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.
Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
To-Be-Announced Mortgage-Backed Securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the buyer agrees to accept any mortgage-backed
68

security that meets specified terms. Thus, the buyer and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or to take a short position in mortgage-backed securities. A Fund may also purchase or sell an option to buy or sell a TBA sale commitment. TBA commitments involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. In addition, TBA purchase commitments are subject to the risk that the underlying mortgages may be less favorable than anticipated by a Fund.
Risk Factors. The value of a Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying instruments. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, greater credit risk or different underwriting characteristics than government or government-sponsored MBS and have wider variances in a
69

number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.
Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.
Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, a Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.
Collateralized Loan Obligations. The Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and
70

typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.
Risk Factors. In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.
Loans and Other Direct Indebtedness. The Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitle the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments. This may also include debtor-in-possession financing for companies currently going through the bankruptcy process. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by banks or other financial institutions or lending syndicates.
Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and segregate liquid assets in an amount sufficient to meet such commitments. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to a Fund, a reduction in the value of the loan and a potential decrease in a Fund’s net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, a Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, a Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also issue publicly-traded securities and, therefore, a Fund may have less information than other investors about certain of the senior or floating rate loans in which the Fund seeks to invest. A Fund's intentional or unintentional receipt of material non-public information about such issuers could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Fund relies on RIM’s and/or the money manager(s)’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund. The market for loan obligations may be subject to extended trade settlement periods. Because transactions in many
71

loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
Investments in floating rate “bank loans” or “leveraged loans” are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to a Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate a Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.
As a Fund may be required to rely on an interposed bank or other financial intermediary to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts.
In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations.
Credit Linked Notes, Credit Options and Similar Instruments. The Global Opportunistic Credit, Unconstrained Total Return, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in credit linked notes, credit options and similar instruments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Brady Bonds. The Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.-dollar) and are actively traded on the over-the-counter market.
Bank Instruments. The Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).
Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.
72

High Yield Bonds. The Funds, except the Investment Grade Bond and Strategic Call Overwriting Funds, may invest, and the Tax-Exempt High Yield Bond Fund generally expects to invest between 30% and 60% of the value of its net assets plus borrowings for investment purposes, in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), which include securities rated below BBB- by S&P, below Baa3 by Moody’s or below BBB- by Fitch (using highest of split ratings), or in unrated securities judged to be of similar credit quality to those designations.
Risks Associated with High Yield Bonds. Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates, and because they are less liquid than higher rated securities.
Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities are often less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn, for example, could cause a sharper decline in the prices of lower rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery and may not recover the full amount or any of its investment. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
In addition, the markets in which lower rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s shares. While such debt may have some quality and protective characteristics, these are generally outweighed by large uncertainties or major risk exposure to adverse conditions.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.
Lowest Rated Investment Grade Securities. The Funds, except the Strategic Call Overwriting Fund, may invest in debt securities that have the lowest investment grade rating provided by a rating agency. Securities rated BBB- by S& P, Baa3 by Moody’s or BBB- by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB- and Fitch considers bonds rated BBB-, to have some speculative characteristics.
Securities rated BBB- by S&P, Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Credit Rating Definitions.”
Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security are judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.
Securities possessing Fitch’s BBB- rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.
The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.
73

Auction Market and Remarketed Preferred Stock. The Fixed Income Funds and the Commodity Strategies Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Alternative Minimum Tax Bonds. The Unconstrained Total Return, Tax-Exempt High Yield Bond, Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by a Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.
Event-Linked Bonds. The Unconstrained Total Return, Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other onshore or offshore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Unconstrained Total Return, Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds' investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The deferral of PIK interest increases the loan-to-value ratio, which is a measure of the riskiness of the loan. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality or securities that pay interest in cash.
PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities
74

can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment. The higher interest rates of PIK securities reflect the payment deferral and increased credit risk associated with those securities and such investments generally represent a significantly higher credit risk than coupon loans.
Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may, even if accounting conditions are met, obtain no return at all on its investment. PIK securities may have unreliable valuations because their continuing accruals require ongoing judgments about the collectability of the deferred payments and the value of any associated collateral. In addition, even though such securities do not provide for the payment of current interest in cash, a Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual and in the event that accrued income is not realized, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund. As a result, a Fund may have difficulty meeting the annual distribution requirement necessary to maintain favorable tax treatment. If a Fund is not able to obtain cash from other sources, and chooses not to make a qualifying share distribution, it may become subject to corporate-level income tax. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.
Municipal Debt Instruments.
The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, price volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy, as expanded further below. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city's outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. If a Fund holds securities that are affected by a city’s bankruptcy filing, the Fund's investments in those securities may lose value, which could cause the Fund's performance to decline.
Municipal Obligations and Bonds. The Fixed Income Funds and the Commodity Strategies Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications—General Obligation Bonds and Revenue Bonds.
General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.
Additional types of municipal obligations include the following:
Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects. Industrial development bonds issued after the
75

effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as “private activity bonds.” Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.
Private Activity Bonds – are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
Moral Obligation Bonds – are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Lease Obligations – are obligations in which the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Pre-Refunded Municipal Bonds – are tax-exempt bonds that have been refunded to a call date prior to the maturity of principal (or to the final maturity of principal, in the case of pre-refunded municipal bonds known as “escrowed-to-maturity bonds”) and remain outstanding in the municipal market. Principal and interest payments on pre-refunded municipal bonds are funded from securities in designated escrow accounts holding U.S. Treasury securities or other obligations of the U.S. government and its agencies and instrumentalities. Issuers use pre-refunded municipal bonds to obtain more favorable terms with respect to bonds that are not yet callable or redeemable. Issuers can refinance their debt at lower rates when market interest rates decline, improve cash flow by restructuring the debt, or eliminate certain restrictive covenants. However, other than a change in revenue source from which principal and interest payments are made, the pre-refunded municipal bonds remain outstanding on their original terms until maturity or until redeemed by the issuer. These bonds often sell at a premium over face value.
Municipal obligations include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions, such as the U.S. Virgin Islands and Guam. General obligations and/or revenue bonds of issuers located in U.S. territories may be affected by political, social and economic conditions in such U.S. territories. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. While the Commonwealth of Puerto Rico has taken significant steps toward fiscal stabilization, the Commonwealth continues to face serious fiscal challenges, including a multi-year trend of chronic budget deficits, high debt levels, a protracted recession, high unemployment, and low workforce participation. In addition, Puerto Rico has high levels of national debt and its general obligation credit rating has been rated below investment grade by a number of nationally recognized statistical rating organizations. The Commonwealth’s ratings reflect an economy in recession for more than eight years, limited economic activity, lower-than-estimated revenue collections, lackluster revenue growth, high government debt levels relative to the size of the economy, structural budget gaps, high spending and other potential fiscal challenges. The market prices and yields of Puerto Rican general obligations may be adversely affected by the ratings downgrade and any future downgrades. There can be no assurance that current or future economic difficulties in Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or restructure their debt. However, the U.S. Congress approved legislation that establishes an oversight board, temporarily stays creditor legislation and provides for a restructuring process. Any restructuring of some or all of the Commonwealth’s debt, or further decline in market prices of Puerto Rico debt obligations, could have a negative impact on the marketability, liquidity or value of certain investments held by the Funds, which could reduce a Fund's performance. Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy. Tourism accounts for a substantial portion of the U.S. Virgin Islands’ gross domestic product. A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism.
Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (“SBPAs”). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable assurance that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of a Fund.
76

The credit rating of an insured bond may reflect the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.
Municipal Notes. The Fixed Income Funds and the Commodity Strategies Fund may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:
Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.
Bond Anticipation Notes – issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.
Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.
Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.
Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.
Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.
Project Notes – sold by the U.S. Department of Housing and Urban Development but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government and generally carry a term of one year or less.
Variable Rate Demand Notes – long-term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds.
Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. They are usually purchased by the Unconstrained Total Return, Tax-Exempt Bond, Tax-Exempt High Yield Bond, Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the participation certificates.
A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for a Fund. A Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund’s participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2)
77

as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.
The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. A Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. A Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.
Puts, Stand-by Commitments and Demand Notes. The Fixed Income Funds may purchase municipal obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity.
The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers believe continually satisfy the Funds' credit quality requirements.
The Commodity Strategies and Fixed Income Funds may also invest in demand notes and the Fixed Income Funds may invest in variable rate demand notes that are supported by credit and liquidity enhancements from entities such as banks, insurance companies, other financial institutions, or U.S. government agencies. Demand notes are obligations with the right to a “put,” obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancements in the form of either a letter of credit or bond insurance.
The Funds may purchase floating or variable rate municipal obligations, some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days’ notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.
Risk Factors. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. A seller may be unable to honor a put or stand-by commitment for financial reasons. Restrictions in the buy back arrangement may not obligate the seller to repurchase the securities or may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. (See “Investment Strategies and Portfolio Instruments —Municipal Notes—Tax Free Participation Certificates.”)
Variable Amount Master Demand Notes. The Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.
Variable and Floating Rate Securities. The Fixed Income Funds and the Commodity Strategies Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day U.S. Treasury Bill, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.
78

The Fixed Income Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
Tender Option Bonds. The Tax-Exempt High Yield Bond Fund may invest in tender option bonds. Typically, a tender option bond transaction begins when a third-party sponsor deposits fixed-rate tax-exempt or other bonds in a trust (“TOB Trust”) created by the sponsor. The TOB Trust issues two types of securities: short-term floating rate securities (“Floaters”) and residual securities junior to the Floaters (“Inverse Floaters”). The Fund does not currently intend to deposit bonds into a TOB Trust, but may invest in the Floaters and Inverse Floaters issued by TOB Trusts.
The interest rate on the Floaters typically reset weekly to the current market rate. Holders of the Floaters also have the periodic option (typically daily or weekly) to tender their securities back to the TOB Trust for repurchase at their principal amount plus accrued interest. When interest is paid on the underlying bonds to the TOB Trust, the proceeds are first used to pay any administrative expenses of the TOB Trust, followed by accrued interest to the holders of the Floaters. Any remaining amounts are paid to the holders of the Inverse Floaters.
Inverse Floaters have increased sensitivity to changes in interest rates and to the market value of the underlying bonds. The return on Inverse Floaters is inversely related to changes in short-term interest rates. Therefore, if short-term interest rates rise after the issuance of the Inverse Floaters, the Inverse Floaters will produce less current income or may produce none at all. Tender option bonds also typically provide for the automatic termination of a TOB Trust if certain adverse events occur, such as a credit ratings downgrade of the underlying bonds below a specified level or a decrease in the market value of the underlying bonds below a specified amount. In such an event, the underlying bonds are generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and Inverse Floaters. However, the holder of the Inverse Floaters will generally receive proceeds of the sale only after the holders of the Floaters have received proceeds equal to the purchase price of their securities. This could result in a loss of a substantial portion, and potentially all, of an investment in the Inverse Floaters.
Commercial Paper. The Fixed Income Funds and the Commodity Strategies Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
Asset-Backed Commercial Paper. The Fixed Income Funds and the Commodity Strategies Fund may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.
Indexed Commercial Paper. The Fixed Income Funds and the Commodity Strategies Fund may invest in indexed commercial paper, which is U.S.-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
While such commercial paper entails risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.
Credit and Liquidity Enhancements. The Fixed Income Funds and Commodity Strategies Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to the Funds that invest in these securities and may affect their share price.
79

Funding Agreements. The Fixed Income Funds and the Commodity Strategies Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.
Investment in a Subsidiary by the Commodity Strategies and Multi-Asset Growth Strategy Funds
Each of the Commodity Strategies and Multi-Asset Growth Strategy Funds will invest up to 25% of its total assets in the shares of its respective wholly owned and controlled Subsidiary. Investments in their respective Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS rulings, as discussed below under “Taxes-Tax Treatment of Commodity-Linked Swaps and Structured Notes.” The Subsidiary of the Commodity Strategies Fund is managed by RIM and advised by the Fund’s money managers, and has the same investment objective as the Commodity Strategies Fund. The Subsidiary of the Commodity Strategies Fund may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them (unlike the Commodity Strategies Fund, which may not invest without limitation in such investments). The Subsidiary of the Multi-Asset Growth Strategy Fund is managed by RIM and may be advised by certain of the Fund’s money managers and has the same investment objective as the Multi-Asset Growth Strategy Fund. The Subsidiaries may invest without limitation in commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions (unlike the Funds, which may not invest without limitation in such instruments). However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as its respective Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by its respective Fund. Each Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. Each Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of either Subsidiary will be sold or offered to other investors.
By investing in their respective Subsidiaries, the Funds are indirectly exposed to the risks associated with their respective Subsidiary's investments. The derivatives and other investments held by each Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Funds. Although the Funds may enter into commodity-linked derivative instruments directly, each Fund will likely gain exposure to these derivative instruments indirectly by investing in its respective Subsidiary. To the extent that a money manager believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, a Fund’s investment in its respective Subsidiary will likely increase. Each Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions.
Subject to its investment management agreement with each Subsidiary, RIM may select money managers for each Subsidiary, allocate Subsidiary assets among money managers, oversee the money managers and evaluate their performance results. Each Subsidiary’s money managers, if any, select the individual portfolio securities for the assets assigned to them. Neither RIM nor the money managers receive any additional compensation for doing so. Each Subsidiary also has entered into an administration agreement with RIFUS, pursuant to which RIFUS provides certain administrative services for each Subsidiary, but receives no additional compensation for doing so. Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Funds.
Neither Subsidiary is registered under the 1940 Act, and, although each Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as its respective Fund, neither Subsidiary is subject to all the investor protection of the 1940 Act. However, each Fund wholly owns and controls its respective Subsidiary, and each Fund and its respective Subsidiary are managed by RIM, making it unlikely that either Subsidiary will take action contrary to the interests of its respective Fund and the Fund’s shareholders. The Funds' Board of Trustees has oversight responsibility for the investment activities of the Funds, including each Fund’s investment in its respective Subsidiary, and each Fund’s role as sole shareholder of its respective Subsidiary. As noted above, each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its respective Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or their respective Subsidiaries to
80

operate as described in the Prospectus and the SAI and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds' investments or for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include, but are not limited to, options, futures, forward contracts and swaps. Derivatives may be used to take long or short positions.  Positions in these financial instruments may expose a Fund to an obligation to another party. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.
Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.
Options and Futures. The Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets, and purchase and sell interest rate, foreign currency, index and other types of futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting a Fund's permitted investment strategies).
Options on Securities and Indexes. Each Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the strike price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Certain OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any anticipated benefits of the transaction. Accordingly, RIM or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York
81

as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit.
An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
A Fund, except for the Unconstrained Total Return, Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds, will write call options and put options only if they are “covered.” In the case of written call options that are not legally required to cash settle, the option is “covered” if the Fund (a) owns the security underlying the call or purchases a call option on the same security or index as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the strike price is greater, the Fund segregates liquid assets at least equal to the difference in value or (b) has segregated liquid assets at least equal in value to the market value of the underlying security or index, less any margins on deposit. A written put option that is not legally required to cash settle is covered if the Fund (a) sells the underlying security short at a price at least equal to the strike price or (b) holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the strike price of the put written, or (2) less than the strike price of the put written, provided the difference is maintained by the Fund in liquid segregated assets. Written call and put options that are legally required to cash settle are covered if the Fund segregates liquid assets in an amount at least equal in value to the Fund's daily marked-to-market obligation, if any, less any margins on deposit.
If an option written by a Fund expires out of the money, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long- or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of closing the option is less than the premium received from writing the option. If the cost of closing the option is more than the premium received from writing the option, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.
82

Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, upon expiration, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.
Options on Foreign Currency. A Fund, except the Strategic Call Overwriting Fund, may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an exchange-traded contract to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate
83

(“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR rate setting process. Since this conduct came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by a Fund.
A Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. In addition, a Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
A Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Fund's futures commission merchant (“FCM”). The required margin may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.
A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or other assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of transactions, if any, involving certain regulated futures contracts,
84

any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
Limitations on Use of Futures and Options on Futures Contracts.
A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. With respect to futures contracts that are required to cash settle, a Fund will at all times maintain liquid, segregated assets equal to or greater than the Fund's daily marked-to-market (net) obligation, if any (less any margin or deposit). With respect to futures contracts that are not required to cash settle, a Fund will maintain liquid, segregated assets equal to or greater than the notional value of the futures contract (less any margin or deposit). A Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund’s segregation requirements. A Fund is not required to segregate liquid assets if the purchase or sale of a futures contract is “covered” by a substantially similar security. For a discussion of how to cover a written call or put option on a futures contract, see “Options on Securities and Indexes” above.
The Funds, other than the Commodity Strategies and Multi-Asset Growth Strategy Funds, are limited in entering into futures contracts, options on futures contracts and swaps to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non- “bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Fund's net assets, after taking into account unrealized profits and losses on those positions.  RIM is registered as a commodity pool operator with the CFTC with regard to the Commodity Strategies and Multi-Asset Growth Strategy Funds.  Therefore, these Funds are not subject to the limitations on investments in futures, options and swaps discussed above.
Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
85

Foreign Currency Futures Contracts. The Funds, except the Strategic Call Overwriting Fund, are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.
A foreign currency futures contract is an exchange-traded contract pursuant to which a party makes or accepts delivery of a specified type of debt security or currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds, except the Strategic Call Overwriting Fund, may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency on a specific date in the future. For example, a forward contract may require the Fund to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) often have deposit or initial margin requirements and (c) are consummated without payment of any commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, to the extent that such contracts are not “covered” by liquid underlying investments in the respective foreign currency or a “proxy” currency, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.
86

Upon maturity of a forward currency contract, a Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then-current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Funds.
The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.
A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.
87

Swap Agreements and Swaptions. The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. The Funds may also enter into swap agreements for investment purposes. When a Fund enters into a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements, including equity index, interest rate, credit default, currency and recovery lock swaps. Equity index swaps are agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed-upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified principal amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on an obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Recovery lock swaps are agreements between two parties that provide for a fixed payment by one party and the delivery of a reference obligation, typically a bond, by the other party upon the occurrence of a credit event, such as a default, by the issuer of the reference obligation.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis.” The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that a Fund enters into swaps not legally required to be settled on a net basis, the amount maintained in a segregated account will be the full notional amount of the Fund's obligations, if any, with respect to such swaps, accrued on a daily basis. For credit default swaps, liquid assets in the amount at least equal to the following will be segregated: (1) if a Fund is the seller of a credit default swap with physical settlement, the notional amount of the contract minus any amounts owed to the Fund, (2) if a Fund is the seller of a credit default swap with cash settlement, the notional amount of the contract minus the market value of the reference instrument and (3) if a Fund is the purchaser of a credit default swap, any accrued but unpaid amounts owed by the Fund to the swap counterparty. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement related to the transaction.
The Funds may enter into swap agreements with Counterparties that meet RIM’s credit quality limitations. The Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction. Some swaps the Fund may enter into, such as interest rate and certain credit default swaps, are traded on exchanges and subject to central clearing.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.
There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Funds is impossible to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth the legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of certain OTC derivatives transactions.
88

The CFTC and SEC have approved joint final rules and interpretations that further define the terms “swap” and “security-based” swap and govern “mixed swaps” (the “Swap Definitions”). Under the Swap Definitions, the term “swap” includes OTC foreign exchange options, among other OTC contracts. The U.S. Department of the Treasury has determined that certain deliverable foreign exchange forwards and deliverable foreign exchange swaps are exempt from the definition of “swap.” The occurrence of the effective date for the Swap Definitions triggered numerous effective and compliance dates for other rules promulgated by the CFTC and SEC under the Dodd-Frank Act. The Swap Definitions are broad and encompass a number of transactions that were historically not subject to CFTC or SEC regulation. The impact of the effectiveness of the Swap Definitions along with the implementation of the various other rules contingent on the promulgation of the Swap Definitions is impossible to predict, but could be substantial and adverse.
Provisions in the Dodd-Frank Act include registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations, and the required use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because the rulemaking and regulations implementing the Dodd-Frank Act have not been completed, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any Funds, but it is expected that swap dealers, major market participants and swap Counterparties, including the Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The Dodd-Frank Act and the rules to be promulgated may negatively impact a Fund's ability to meet its investment objective either through limits or requirements imposed on it or its Counterparties. In particular, new position limits imposed on a Fund or its Counterparties’ on-exchange and OTC trading may impact that Fund's ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors.
The Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Credit default swaps allow a Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. A Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that a Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, a Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, a Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The Counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject a Fund to increased costs or margin requirements.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, a Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fixed Income Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios, in which case a Fund would function as the Counterparty referenced in the preceding paragraph.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
89

Credit default swap agreements on asset-backed securities also involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and Counterparty risk. A Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund's uncleared swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the Counterparty risk involved in uncleared swap agreements, the Funds will only enter into uncleared swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements.
The Fixed Income Funds may enter into recovery lock swaps. Recovery lock swaps are used to “lock in” a recovery amount on the reference obligation at the time the parties enter into the agreement. In contrast to a credit default swap where the final settlement amount may be dependent on the market price for the reference obligation upon the credit event, a recovery lock swap fixes the settlement amount in advance and is not dependent on the market price of the reference obligation at the time of the credit event. Unlike certain other types of derivatives, recovery lock swaps generally do not involve upfront or periodic cash payments by either of the parties. Instead, payment and settlement occurs after there has been a credit event. If a credit event does not occur prior to the termination date of a recovery lock swap, the agreement terminates and no payments are
90

made by either party. A party may enter into a recovery lock swap to purchase or sell a reference obligation upon the occurrence of a credit event. Recovery lock swaps are subject to certain risks, including, without limitation, the risk that a counterparty will not accurately forecast the value of a reference obligation upon the occurrence of a credit event. In addition to general market risks, recovery lock swaps are subject to illiquidity risk, counterparty risk and credit risk. The market for recovery lock swaps is relatively new and is smaller and less liquid than the market for credit default swaps and other derivatives. Elements of judgment may play a role in determining the value of a recovery lock. In addition, it may not be possible to enter into a recovery lock swap at an advantageous time or price.
The Fixed Income Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statements of financial condition.
The Unconstrained Total Return and Multi-Asset Growth Strategy Funds may invest in certain types of equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on a basket of equity securities (an “equity basket swap”) or individual equity security for another payment stream. An equity swap may be used by the Funds to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.  The Funds will receive all of the economic benefits and risks equivalent to direct investments in the reference equity positions such as capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value.  The swap value may also include interest charges and credits related to the notional values of the equity positions and any cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread.  The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Equity basket swaps provide the Funds exposure to a portfolio of long and/or short equity securities. These swaps are designed to function as a portfolio of direct investments in long and short equity positions and the Funds have the ability to trade in and out of long and short positions within the swap.  Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Funds are contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that each Fund is contractually entitled to receive, if any.
Index Swap Agreements. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with the Funds' investment objectives and strategies. Index swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund's net assets.
Structured Notes. The Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Therefore, structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, these notes are analyzed in the overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.
91

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Bloomberg Commodity Index Total Return (formerly, the Dow Jones – UBS Commodity Index Total Return), which is representative of the commodities market. They are available from a limited number of approved issuers, and all invested amounts are exposed to the issuer’s credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to credit risk of the dealer.
Uncovered Options Transactions. The Unconstrained Total Return, Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may write options that are not covered (or so called “naked options”). When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered call and put options have speculative characteristics and the potential loss is substantial.
Stand-By Commitment Agreements. The Unconstrained Total Return, Commodity Strategies, Multi-Strategy Income and Multi-Asset Growth Strategy Funds may invest in “stand-by commitments” with respect to securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase at a Fund’s option specified securities at a specified price. A Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by a Fund may also be referred to as “put” options. A stand-by commitment is not transferable by a Fund, although a Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities. When investing in stand-by commitments, a Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the money manager, present minimal credit risks. A Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.
The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in a Fund’s portfolio will not exceed 1/2 of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.
The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by a Fund would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.
The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to a Fund.
Custodial Receipts and Trust Certificates. The Unconstrained Total Return, Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Funds may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Fund may also invest in separately issued interests in custodial receipts and trust certificates.
92

Although under the terms of a custodial receipt or trust certificate a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
93

Taxes
Tax Information for All Funds
The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in an additional separate section that is provided below for Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds.
Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.
If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund’s distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is 20%. It is not expected that any portion of the Commodity Strategies Fund's distributions will be eligible to be treated as qualified dividend income.  There can be no assurance that any portion of the Strategic Call Overwriting Fund's distributions will be eligible to be treated as qualified dividend income.
Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain (including short-term gains derived from the Strategic Call Overwriting Fund’s option strategies) will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. For individual and other non-corporate taxpayers, the maximum rate applicable to long-term capital gains is 20%.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the Fund’s tax basis of your shares in the Fund. Any return of capital in excess of your tax basis is taxable as a capital gain.
Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.
Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.
94

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.
Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.
Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.
U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends reported by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction. None of the Commodity Strategies Fund's distributions are expected to qualify for the corporate dividends-received deduction.  There can be no assurance that any portion of the Strategic Call Overwriting Fund's distributions will qualify for the corporate dividends-received deduction.
Investment in Complex Securities. Certain Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Fund.
95

In particular, the Strategic Call Overwriting Fund’s option strategies may result in “straddles” for U.S. federal income tax purposes.  The straddle rules may adversely affect the character of gains (or losses) realized by the Fund.  In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Furthermore, the Fund would not be permitted to deduct currently certain carrying charges and interest expense (including margin) incurred with respect to a straddle position.
The Strategic Call Overwriting Fund may make one or more elections that are applicable to straddles, in which event the amount, character and timing of the recognition of gains or losses from the affected straddle positions would be determined under rules that vary according to the election(s) made.  Certain of these elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
Non-U.S. Investors. Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate taxes, and are subject to special U.S. tax certification requirements. A portion of Fund distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by a Fund if properly reported by the Fund. If a non-U.S. investor were to hold an interest of more than 5% in a Fund that were deemed to be a “U.S. real property holding company” by reason of holding significant interests (other than as a creditor) in other U.S. real property holding companies (including REITs) or “U.S. real property,” certain Fund distributions could be taxable to such investor and require the investor to file U.S. tax returns and may also be subject to withholding taxes. Non-U.S. investors holding an interest of 5% or less in such a Fund may be subject to withholding tax with respect to certain Fund distributions that are attributable to U.S. real property gains, as well as ordinary income dividends.
A Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply or be deemed compliant with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.
You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.
Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien) or (if applicable) certify that you are exempt from backup withholding. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate is 28%.
Tax Treatment of Commodity-Linked Swaps and Structured Notes. The IRS has issued rulings that provide that in order for funds such as the Commodity Strategies and Multi-Asset Growth Strategy Funds to qualify as regulated investment companies under the Code, the income derived from commodity-linked swaps must be limited to a maximum of 10% of each Fund’s gross income.
However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments, including commodity options, futures and options on futures. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Funds intend to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and, through investments in their respective Subsidiaries, commodity-linked swaps and other commodity-linked derivative instruments. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Funds’ income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income.  The ability of the Funds to qualify for favorable regulated investment company status under the Code could be jeopardized if the Funds were
96

unable to treat their income from commodity-linked notes and their respective Subsidiaries as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds' investments in their respective Subsidiaries may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds' taxable income or any gains and distributions made by the Funds.
Neither Subsidiary is expected to be subject to U.S. federal income tax. They will, however, be considered controlled foreign corporations, and the Funds will be required to include as ordinary income annually amounts earned by their respective Subsidiary during that year. Furthermore, the Funds, as regulated investment companies, will be required to distribute their respective Subsidiary’s income, whether or not their respective Subsidiary makes a distribution to the Funds during the taxable year. Any losses of either Subsidiary will generally only be available to offset any income of that Subsidiary in the same year.  Payments to a Subsidiary of U.S. source income and (effective January 1, 2019) gross proceeds from U.S. source interest- and dividend-bearing securities will be subject to U.S. withholding tax (at a 30% rate) if the Subsidiary fails to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Pursuant to an intergovernmental agreement between the United States and the Cayman Islands, each Subsidiary may be deemed compliant, and therefore not subject to the withholding tax if it complies with applicable Cayman regulatory requirements. Detailed guidance as to the mechanics and scope of this new reporting and withholding regime is continuing to develop.
Additional Tax Information With Respect to the Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds
The tax information described in “Tax Information for All Funds” above applies to the Tax-Exempt Bond and Tax-Exempt High Yield Bond Funds, except as noted in this section.
Exempt-Interest Dividends. By meeting certain requirements of the Code, the Funds qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.
Dividends from Taxable Income. The Funds may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Funds from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Funds’ income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.
Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Funds. Taxable distributions declared by the Funds in October, November or December to shareholders of record in such a month but paid in January are taxed to you as if made in December.
Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Funds on those shares.
Dividends-Received Deduction for Corporations. Because the Funds’ income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.
97

Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.
Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.
Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.
At October 31, 2016, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Net capital losses incurred in portfolio transactions for taxable years beginning after December 22, 2010 will not expire. Available capital loss carryforwards and expiration dates are as follows:
				No Expiration	No Expiration
Fund	10/31/17	10/31/18	10/31/19	Short Term	Long Term	TOTAL
International Developed Markets Fund	$112,332,658	$51,503,855	$ -	$38,965,195	$ 33,987,859	$236,789,567
Emerging Markets Fund	—	—	—	51,156,348	133,827,882	184,984,230
Tax-Managed U.S. Large Cap Fund	—	—	—	26,920,819	—	26,920,819
Tax-Managed U.S. Mid and Small Cap Fund	—	—	—	6,842,223	—	6,842,223
Tax-Managed International Equity Fund	—	—	—	62,425,052	11,733,844	74,158,896
Global Opportunistic Credit Fund	—	—	—	20,216,628	31,194,961	51,411,589
Short Duration Bond Fund	—	—	—	—	648,215	648,215
Tax-Exempt Bond Fund	—	—	221,229	—	—	221,229
Commodity Strategies Fund	—	—	—	81,606		81,606
Multi-Strategy Income Fund	—	—	—	6,588,266	—	6,588,266
Strategic Call Overwriting Fund	—	—	—	6,780,082	5,878,967	12,659,049

98

Money Manager Information
U.S. Core Equity Fund
Barrow, Hanley, Mewhinney & Strauss, LLC is a wholly-owned affiliate of and is controlled by Old Mutual PLC, a UK based public company.
Brandywine Global Investment Management, LLC is a wholly owned subsidiary of Legg Mason, Inc., a publically traded company.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Suffolk Capital Management, LLC is 100% employee owned and controlled by Don Gilbert, Chris Liong and Andy Wong through their controlling ownership.
Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%. Its general partner is SGIA, LLC, which is equally owned by its three principals.
U.S. Defensive Equity Fund
Coho Partners, Ltd. is 100% employee owned and is controlled by Peter Thompson through his ownership of at least 25% of Coho Partners, Ltd.’s outstanding shares. No other individual owns more than 25% of Coho Partners, Ltd.’s outstanding shares.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
J.P. Morgan Investment Management Inc. is a wholly-owned subsidiary of and is controlled by J.P. Morgan Chase & Co., a publicly held bank holding company.
Mar Vista Investment Partners, LLC is controlled by Silas Myers through his majority share ownership and by Brian Massey through his controlling share ownership.
U.S. dynamic equity Fund
AJO, LP is a limited partnership controlled by Theodore R. Aronson through his controlling share ownership.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Pzena Investment Management, LLC has as its sole managing member and is controlled by Pzena Investment Management, Inc., a publicly traded company.
Suffolk Capital Management, LLC is 100% employee owned and controlled by Don Gilbert, Chris Liong and Andy Wong through their controlling ownership.
U.S. strategic Equity Fund
AJO, LP is a limited partnership controlled by Theodore R. Aronson through his controlling share ownership.
Barrow, Hanley, Mewhinney & Strauss, LLC is a wholly-owned affiliate of and is controlled by Old Mutual PLC, a UK based public company.
Brandywine Global Investment Management, LLC is a wholly owned subsidiary of Legg Mason, Inc., a publically traded company.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
PanAgora Asset Management, Inc. is an indirect subsidiary of Power Corporation of Canada, a public company. Power Corporation of Canada is controlled by the Paul G. Desmarais Sr. Testamentary Trust.
Suffolk Capital Management, LLC is 100% employee owned and controlled by Don Gilbert, Chris Liong and Andy Wong through their controlling ownership.
William Blair Investment Management, LLC is 100% employee owned with no one individual controlling more than 25%.
99

U.S. Large cap equity Fund
Ceredex Value Advisors LLC (“Ceredex”) is a wholly-owned subsidiary of RidgeWorth Capital Management LLC (“RidgeWorth”), a registered investment adviser. RidgeWorth is indirectly owned in part by certain investment funds (the “LY Funds”) that are advised by an affiliate of Lightyear Capital LLC, a registered investment adviser. The LY Funds are presumed to control the parent company of RidgeWorth for purposes of the Investment Company Act of 1940.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%. Its general partner is SGIA, LLC, which is equally owned by its three principals.
TCW Investment Management Company LLC is a wholly owned subsidiary of The TCW Group, Inc. (“TCW”).  TCW is controlled by private equity funds affiliated with The Carlyle Group L.P. (“Carlyle”).  Carlyle is a publicly traded Delaware limited partnership.
William Blair Investment Management, LLC is 100% employee owned with no one individual controlling more than 25%.
U.S. mid cap equity Fund
Ceredex Value Advisors LLC (“Ceredex”) is a wholly-owned subsidiary of RidgeWorth Capital Management LLC (“RidgeWorth”), a registered investment adviser. RidgeWorth is indirectly owned in part by certain investment funds (the “LY Funds”) that are advised by an affiliate of Lightyear Capital LLC, a registered investment adviser. The LY Funds are presumed to control the parent company of RidgeWorth for purposes of the Investment Company Act of 1940.
Elk Creek Partners, LLC is 100% employee owned. No one individual owns 25% or more.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
U.S. Small Cap equity Fund
Ancora Advisors, LLC is controlled by the Ancora Group, Inc. The Ancora Group, Inc. is wholly-owned by its employees with no one individual controlling more than 25%.
Cardinal Capital Management, L.L.C. is controlled by Amy Minella, Eugene Fox and Robert Kirkpatrick via their majority share ownership.
Copeland Capital Management, LLC is wholly-owned by its employees and is controlled by Eric Brown through his controlling ownership of the firm’s outstanding voting securities.
DePrince, Race & Zollo, Inc. is controlled by Gregory M. DePrince, John D. Race and Victor A. Zollo through each of their controlling share ownership.
EAM Investors, LLC is controlled by its employees/members, via their majority ownership of its voting securities and CR Financial Holdings, Inc., through its minority ownership of its voting securities. Byron Roth has a majority ownership of CR Financial Holdings, Inc.
Falcon Point Capital, LLC is wholly-owned by its employees and is controlled by James Bitzer and Michael Mahoney through their controlling share ownership.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
PENN Capital Management Company, Inc. is wholly-owned by its employees and controlled by Richard Hocker and Marcia Hocker, via their controlling share ownership.
Robeco Investment Management, Inc., dba Boston Partnets, is controlled by ORIX Corporation through its controlling share ownership. ORIX Corporation is a publicly traded company.
Timpani Capital Management LLC is 75% owned and controlled by Growth Investment Managers LLC and 25% owned by Frontier One LLC. Growth Investment Managers LLC is owned by Brandon Nelson, Ryan Isherwood and Michael Klenn and controlled by Brandon Nelson via his controlling share ownership. Frontier One LLC is owned by William D. Forsyth III, Patrick Casey Magner, and Mark Ziehr and controlled by William D. Forsyth III via his controlling share ownership.
100

International Developed Markets Fund
Barrow, Hanley, Mewhinney & Strauss, LLC is a wholly-owned affiliate of and is controlled by Old Mutual PLC, a UK based public company.
MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of and is controlled by Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.
Numeric Investors LLC is an indirect wholly-owned subsidiary of the Man Group plc, a publicly traded company.
Pzena Investment Management, LLC has as its sole managing member and is controlled by Pzena Investment Management, Inc., a publicly traded company.
Wellington Management Company LLP (“Wellington”) is a limited liability partnership formed under Delaware law with no one individual controlling more than 5% of the firm.
Global Equity Fund
Harris Associates L.P. is controlled by Natixis Global Asset Management, a publicly traded company on the Euronext exchange in Paris, France, via its majority share ownership.
MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of and is controlled by Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.
Polaris Capital Management, LLC is controlled by its president, Bernard R. Horn, through his majority ownership of its voting securities.
Sanders Capital, LLC is a private firm, wholly-owned by current employees. Lew Sanders is the controlling shareholder, through his controlling share ownership.
Wellington Management Company LLP (“Wellington”) is a limited liability partnership formed under Delaware law with no one individual controlling more than 5% of the firm.
Emerging Markets Fund
AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of March 31, 2012, AXA Financial, Inc. had a majority economic interest in AllianceBernstein’s business. A minority economic interest is held by AllianceBernstein Holding L.P. and AllianceBernstein Directors, Officers and employees.
Consilium Investment Management, LLC is wholly-owned by its employees owned and is controlled by Jonathan Binder and Charles Cassell through their controlling share ownership.
Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, is an indirect subsidiary of and is controlled by Macquarie Group Limited, which is traded on the Australian stock exchange.
Harding Loevner LP is a limited partnership which is indirectly majority owned and controlled by Affiliated Managers Group, Inc. through its indirect majority share ownership. Management and employees of Harding Loevner LP have a minority interest, with no individual controlling more than 25%.
Numeric Investors LLC is an indirect wholly-owned subsidiary of the Man Group plc, a publicly traded company.
Oaktree Capital Management, L.P. (“Oaktree”) is indirectly controlled by Oaktree Capital Group, LLC through its ownership of Oaktree’s general partner. Oaktree Capital Group, LLC is publicly traded on the New York Stock Exchange.
Westwood Management Corp. is a wholly-owned subsidiary of and is controlled by Westwood Holdings Group, Inc, a publicly traded company.
Tax–Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC is a wholly-owned affiliate of and is controlled by Old Mutual PLC, a UK based public company.
101

J.P. Morgan Investment Management Inc. is a wholly-owned subsidiary of and is controlled by J.P. Morgan Chase & Co., a publicly held bank holding company.
Mar Vista Investment Partners, LLC is controlled by Silas Myers through his majority share ownership and by Brian Massey through his controlling share ownership.
Pzena Investment Management, LLC has as its sole managing member and is controlled by Pzena Investment Management, Inc., a publicly traded company.
Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%. Its general partner is SGIA, LLC, which is equally owned by its three principals.
Tax–Managed U.S. Mid & Small Cap Fund
Chartwell Investment Partners, LLC. is a wholly-owned subsidiary of TriState Capital Holdings, Inc., a publicly traded company.
Luther King Capital Management Corporation is a wholly-owned subsidiary of Southwest JLK Corporation. Southwest JLK Corporation is wholly-owned by the employees of Luther King Capital Management Corporation and is controlled by John Luther King through his ownership of a majority of the firm’s outstanding voting securities. No other individual owns more than 25% of Southwest JLK Corporation’s outstanding voting securities.
Netols Asset Management, Inc. is controlled by its majority shareholder, Jeffrey Netols, through his majority share ownership.
Snow Capital Management L.P. is employee-owned and is controlled by Snow Capital Management Holdings L.P. through its controlling share ownership. Snow Capital Management Holdings L.P. is controlled by Snow Capital Management Inc, which is owned 100% by Richard Snow.
Summit Creek Advisors, LLC is wholly-owned by Joseph J. Docter and Adam N. Benson.
Tax-Managed International Equity Fund
AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of March 31, 2012, AXA Financial, Inc. had a majority economic interest in AllianceBernstein’s business. A minority economic interest is held by AllianceBernstein Holding L.P. and AllianceBernstein Directors, Officers and employees.
Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, is an indirect subsidiary of and is controlled by Macquarie Group Limited, which is traded on the Australian stock exchange.
Fiera Capital Inc. is a wholly-owned subsidiary of Fiera Capital Corporation, a publicly traded company.
Janus Capital Management LLC and Perkins Investment Management LLC are wholly-owned subsidiaries of Janus Capital Group, Inc. a publicly traded company.
Pzena Investment Management, LLC has as its sole managing member and is controlled by Pzena Investment Management, Inc., a publicly traded company.
RWC Asset Advisors (US) LLC is an indirect wholly-owned subsidiary of RWC Partners Limited. RWC Partners Limited is minority owned by Schroder International Holdings Limited, an indirect wholly-owned subsidiary of Schroders PLC, a publicly traded company. RWC Partners Limited is majority owned by current and former employees with no one individual controlling more than 25%.
GLOBAL OPPORTUNISTIC CREDIT FUND
Axiom Alternative Investments SARL is owned and controlled by Paris-Bruxelles Capital Partners.  Paris-Bruxelles Capital Partners is owned and controlled by David Benamou and Jérôme Legras through their controlling share ownership.
DDJ Capital Management, LLC (“DDJ”) is a Massachusetts limited liability company.  DDJ is privately wholly-owned by its founders and key employees.  David J. Breazzano, the firm's President, Chief Investment Officer and co-founder, is the sole managing member, and accordingly has voting control with respect to the firm.
102

DuPont Capital Management Corporation is wholly-owned by E. I. du Pont de Nemours and Company, a publicly traded company.
Lazard Asset Management LLC is a wholly-owned subsidiary of Lazard Freres & Co, LLC. Lazard Freres & Co., LLC is a limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Lazard Group LLC is controlled by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.
Oaktree Capital Management, L.P. (“Oaktree”) is indirectly controlled by Oaktree Capital Group, LLC through its ownership of Oaktree’s general partner. Oaktree Capital Group, LLC is publicly traded on the New York Stock Exchange.
THL Credit Advisors LLC (“THL”) is majority owned and controlled by THLP Debt Partners, L.P. THLP Debt Partners, L.P. is owned by senior executives at the private equity firm Thomas H. Lee Partners, L.P. in their individual capacities. No one individual owns more than 25% of THLP Debt Partners, L.P. THL is minority owned and controlled by senior executives of THL in their individual capacities, with no such individual owning more than 25% of THL.
UNCONSTRAINED TOTAL RETURN Fund
H2O AM LLP is wholly-owned and controlled by Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management that is in turn principally owned by Natixis which is majority owned by BPCE. The minority ownership of Natixis is publicly traded on the Paris Stock Exchange with no single shareholder holding greater than 25%. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks, each of which is generally owned by its members.
Post Advisory Group, LLC is a wholly-owned subsidiary of Principal Global Investors, LLC.  Principal Global Investors, LLC is a wholly-owned subsidiary of the Principal Financial Group® (The Principal®). The Principal® is a publicly-traded company. Principal Global Investors is the asset management arm of The Principal®, which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others.
Putnam Investment Management, LLC is controlled by Power Corporation of Canada, a public company, through its indirect controlling share ownership. Power Corporation of Canada is controlled by the Paul G. Desmarais Sr. Testamentary Trust.
THL Credit Advisors LLC (“THL”) is majority owned and controlled by THLP Debt Partners, L.P. THLP Debt Partners, L.P. is owned by senior executives at the private equity firm Thomas H. Lee Partners, L.P. in their individual capacities. No one individual owns more than 25% of THLP Debt Partners, L.P. THL is minority owned and controlled by senior executives of THL in their individual capacities, with no such individual owning more than 25% of THL.
Strategic Bond Fund
Colchester Global Investors Limited (“Colchester”) is majority employee-owned and is controlled by Ian Sims through his controlling ownership of its voting securities. Colchester is minority owned by Silchester Partners Limited, a private firm (“Silchester”). Silchester is controlled by Stephen Butt through his controlling share ownership.
Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.
Pareto Investment Management Limited a wholly owned subsidiary of The Bank of New York Mellon Corporation, publically traded company.
Schroder Investment Management North America Inc. is an indirect wholly-owned subsidiary of Schroder PLC, a publicly-traded company.
Scout Investments, Inc. is a wholly-owned subsidiary of UMB Financial Corporation, a publicly traded company.
Western Asset Management Company and Western Asset Management Company Limited are wholly-owned subsidiaries of Legg Mason, Inc., a publically traded company.
Investment Grade Bond Fund
Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.
103

Loomis, Sayles & Company, L.P. is majority owned and controlled by Natixis Global Asset Management, L.P. (“Natixis US”) and minority owned by Loomis Sayles' general partner, Loomis, Sayles & Company, Incorporated. Natixis US is part of Natixis Global Asset Management that is in turn principally owned by Natixis which is majority owned by BPCE. The minority ownership of Natixis is publicly traded on the Paris Stock Exchange with no single shareholder holding greater than 25%. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks, each of which is generally owned by its members.
Neuberger Berman Investment Advisers LLC (“NBIA”) is controlled by Joseph Amato and Bradley C. Tank through their controlling share ownership of NBIA’s ultimate parent company.
Schroder Investment Management North America Inc. is an indirect wholly-owned subsidiary of Schroder PLC, a publicly-traded company.
Short Duration Bond Fund
Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.
Scout Investments, Inc. is a wholly-owned subsidiary of UMB Financial Corporation, a publicly traded company.
THL Credit Advisors LLC (“THL”) is majority owned and controlled by THLP Debt Partners, L.P. THLP Debt Partners, L.P. is owned by senior executives at the private equity firm Thomas H. Lee Partners, L.P. in their individual capacities. No one individual owns more than 25% of THLP Debt Partners, L.P. THL is minority owned and controlled by senior executives of THL in their individual capacities, with no such individual owning more than 25% of THL.
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of The Goldman Sachs Group, Inc., a publicly traded company.
MacKay Shields LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.
Tax-Exempt Bond Fund
AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of March 31, 2012, AXA Financial, Inc. had a majority economic interest in AllianceBernstein’s business. A minority economic interest is held by AllianceBernstein Holding L.P. and AllianceBernstein Directors, Officers and employees.
MacKay Shields LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.
commodity strategies Fund
CoreCommodity Management, LLC (formerly, Jefferies Asset Management, LLC) is a wholly–owned subsidiary of CoreCommodity Capital LLC. CoreManagement LLC wholly-owns CoreCommodity Capital LLC. CoreManagement LLC is controlled by CoreCommodity Management, LLC’s senior management, with Bradford L. Klein and Adam C. De Chiara together owning CoreManagement LLC’s outstanding voting securities.
Credit Suisse Asset Management, LLC is a wholly-owned subsidiary of CSAM Americas Holding Corp. which is a wholly-owned subsidiary of Credit Suisse Holdings (USA), Inc., which in turn is controlled by Credit Suisse Group AG, a publicly traded company, and Credit Suisse AG, a Switzerland corporation.
Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of The Goldman Sachs Group, Inc., a publicly traded company.
104

global infrastructure Fund
Cohen & Steers Capital Management, Inc. and Cohen & Steers UK Limited are wholly-owned subsidiaries of Cohen & Steers, Inc., a publicly traded company. Cohen & Steers Asia Limited is a wholly-owned subsidiary of Cohen & Steers Capital Management, Inc.  Cohen & Steers, Inc. is controlled by Martin Cohen and Robert H. Steers, who together have a majority ownership of its voting securities.
Colonial First State Asset Management (Australia) Limited (“Colonial”) is a wholly-owned subsidiary of The Commonwealth Bank of Australia, a publicly owned company listed on the Australian Securities Exchange.
Maple-Brown Abbott Limited is controlled by Susan Maple-Brown through her majority ownership.
Nuveen Asset Management, LLC is an indirect subsidiary of TIAA-CREF Asset Management LLC and is controlled by the TIAA Board of Overseers, a New York not-for-profit corporation, through its ownership and control of TIAA-CREF Asset Management LLC.
global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc. and Cohen & Steers UK Limited are wholly-owned subsidiaries of Cohen & Steers, Inc., a publicly traded company. Cohen & Steers Asia Limited is a wholly-owned subsidiary of Cohen & Steers Capital Management, Inc.  Cohen & Steers, Inc. is controlled by Martin Cohen and Robert H. Steers, who together have a majority ownership of its voting securities.
Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company are wholly owned subsidiaries of Morgan Stanley, a publicly traded company.
RREEF America L.L.C. is a wholly-owned subsidiary of Deutsche Bank AG, a publicly-traded company. Deutsche Investments Australia Limited and Deutsche Alternatives Asset Management (Global) Limited are indirect wholly-owned subsidiaries of Deutsche Bank AG, a publicly-traded company.
Multi-Strategy Income Fund
Cohen & Steers Capital Management, Inc. and Cohen & Steers UK Limited are wholly-owned subsidiaries of Cohen & Steers, Inc., a publicly traded company. Cohen & Steers Asia Limited is a wholly-owned subsidiary of Cohen & Steers Capital Management, Inc.  Cohen & Steers, Inc. is controlled by Martin Cohen and Robert H. Steers, who together have a majority ownership of its voting securities.
DDJ Capital Management, LLC (“DDJ”) is a Massachusetts limited liability company.  DDJ is privately wholly-owned by its founders and key employees.  David J. Breazzano, the firm's President, Chief Investment Officer and co-founder, is the sole managing member, and accordingly has voting control with respect to the firm.
Janus Capital Management LLC and Perkins Investment Management LLC are wholly-owned subsidiaries of Janus Capital Group, Inc. a publicly traded company.
J O Hambro Capital Management Limited is controlled by Westpac Banking Corporation, a public company, through its indirect controlling ownership.
Kopernik Global Investors, LLC is 100% employee owned and controlled by David Iben thorough his ownership of at least 25% of Kopernik Global Investors, LLC’s outstanding shares.
Lazard Asset Management LLC is a wholly-owned subsidiary of Lazard Freres & Co, LLC. Lazard Freres & Co., LLC is a limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Lazard Group LLC is controlled by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.
Loomis, Sayles & Company, L.P. is majority owned and controlled by Natixis Global Asset Management, L.P. (“Natixis US”) and minority owned by Loomis Sayles' general partner, Loomis, Sayles & Company, Incorporated. Natixis US is part of Natixis Global Asset Management that is in turn principally owned by Natixis which is majority owned by BPCE. The minority ownership of Natixis is publicly traded on the Paris Stock Exchange with no single shareholder holding greater than 25%. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks, each of which is generally owned by its members.
105

Putnam Investment Management, LLC is controlled by Power Corporation of Canada, a public company, through its indirect controlling share ownership. Power Corporation of Canada is controlled by the Paul G. Desmarais Sr. Testamentary Trust.
THL Credit Advisors LLC (“THL”) is majority owned and controlled by THLP Debt Partners, L.P. THLP Debt Partners, L.P. is owned by senior executives at the private equity firm Thomas H. Lee Partners, L.P. in their individual capacities. No one individual owns more than 25% of THLP Debt Partners, L.P. THL is minority owned and controlled by senior executives of THL in their individual capacities, with no such individual owning more than 25% of THL.
Multi-Asset Growth Strategy Fund
AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of March 31, 2012, AXA Financial, Inc. had a majority economic interest in AllianceBernstein’s business. A minority economic interest is held by AllianceBernstein Holding L.P. and AllianceBernstein Directors, Officers and employees.
Axiom International Investors LLC is wholly-owned by Axiom Investors LP. Axiom Investors LP is 100% employee owned, with Andrew Jacobson the only individual owning more than 25%.
Cohen & Steers Capital Management, Inc. and Cohen & Steers UK Limited are wholly-owned subsidiaries of Cohen & Steers, Inc., a publicly traded company. Cohen & Steers Asia Limited is a wholly-owned subsidiary of Cohen & Steers Capital Management, Inc.  Cohen & Steers, Inc. is controlled by Martin Cohen and Robert H. Steers, who together have a majority ownership of its voting securities.
Colonial First State Asset Management (Australia) Limited (“Colonial”) is a wholly-owned subsidiary of The Commonwealth Bank of Australia, a publicly owned company listed on the Australian Securities Exchange.
Hermes Investment Management Limited is wholly-owned by Hermes Fund Managers Limited. Hermes Fund Managers Limited is wholly-owned by the BT Pension Scheme, which is controlled by its nine trustee directors.
Kopernik Global Investors, LLC is 100% employee owned and controlled by David Iben thorough his ownership of at least 25% of Kopernik Global Investors, LLC’s outstanding shares.
Levin Capital Strategies, L.P. is controlled by John Levin and his family through their controlling share ownership.
OFI Global Institutional, Inc. is directly and wholly-owned by OppenheimerFunds, Inc. OppenheimerFunds, Inc. is a private company and is directly and wholly owned by Oppenheimer Acquisition Corp. (“OAC”). OAC is indirectly owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). MassMutual through its subsidiary holding companies (MM Asset Management Holding, LLC and MassMutual Holding, LLC) owns substantially all of the voting stock of OAC. MassMutual is 100% owned by policy holders.
Polaris Capital Management, LLC is controlled by its president, Bernard R. Horn, through his majority ownership of its voting securities.
Putnam Investment Management, LLC is controlled by Power Corporation of Canada, a public company, through its indirect controlling share ownership. Power Corporation of Canada is controlled by the Paul G. Desmarais Sr. Testamentary Trust.
RiverPark Advisers, LLC is controlled by Morty Schaja and Mitchell Rubin through their indirect controlling ownership.
Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%. Its general partner is SGIA, LLC, which is equally owned by its three principals.
THL Credit Advisors LLC (“THL”) is majority owned and controlled by THLP Debt Partners, L.P. THLP Debt Partners, L.P. is owned by senior executives at the private equity firm Thomas H. Lee Partners, L.P. in their individual capacities. No one individual owns more than 25% of THLP Debt Partners, L.P. THL is minority owned and controlled by senior executives of THL in their individual capacities, with no such individual owning more than 25% of THL.
Wellington Management Company LLP (“Wellington”) is a limited liability partnership formed under Delaware law with no one individual controlling more than 5% of the firm.
106

credit Rating definitions
MOODY’S INVESTORS SERVICE, INC. (MOODY’S):
Long-Term Obligation Ratings
Aaa –– Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa –– Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated ‘A’ are judged to be upper-medium grade and are subject to low credit risk.
Baa –– Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.
B –– Obligations rated ‘B’ are considered speculative and are subject to high credit risk.
Caa –– Obligations rated ‘Caa’ are judged to be speculative and of poor standing and are subject to very high credit risk.
Ca –– Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated ‘C’ are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
STANDARD & POOR’S RATINGS GROUP (“S&P”):
Long-Term Issue Credit Ratings
AAA –– An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC –– An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
107

CC –– An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C –– An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D –– An obligation rated ‘D’ is in payment default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the due date, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR –– This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE, INC. (“FITCH”):
Long-Term Ratings Scales
AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC –– Substantial credit risk. Default is a real possibility.
CC –– Very high levels of credit risk. Default of some kind appears probable.
C –– Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
RD –– Restricted default.
108

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
•	the selective payment default on a specific class or currency of debt;
•	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and
•	execution of a distressed debt exchange on one or more material financial obligations.
D –– Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note to Long-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
SECTOR SPECIFIC CREDIT RATING SERVICES
U.S. Municipal Short-Term Debt and Demand Obligation Ratings
MOODY’S:
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG-1 –– This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2 –– This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG-3 –– This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG –– This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
109

VMIG 1 –– This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 –– This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 –– This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG –– This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P:
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1 –– Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.
SP-2 –– Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 –– Speculative capacity to pay principal and interest.
SHORT-TERM RATINGS
MOODY’S:
Prime-1 –– Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Prime-2 –– Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Prime-3 –– Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P:
A-1 ––  A short-term obligation rated “A–1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 –– A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 –– A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B –– A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
110

C –– A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
FITCH:
Short Term Ratings
F1 –– Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 –– Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 –– Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B –– Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C –– High short-term default risk. Default is a real possibility.
RD –– Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D –– Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
111

Financial Statements
The 2016 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference.
112

Appendix
At January 31, 2017, the following shareholders owned of record or were known by the Funds to beneficially own 5% or more of any Class of a Fund’s Shares.
COMMODITY STRATEGIES FUND CLASS A - EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729, 10.24%
COMMODITY STRATEGIES FUND CLASS A - NFS LLC FEBO OTNIEL SHOR 24 YARDLEY MANOR DR MATAWAN NJ 07747-6652, 12.25%
COMMODITY STRATEGIES FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 62.29%
COMMODITY STRATEGIES FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 8.10%
COMMODITY STRATEGIES FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 23.43%
COMMODITY STRATEGIES FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 25.62%
COMMODITY STRATEGIES FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 31.69%
COMMODITY STRATEGIES FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 17.48%
COMMODITY STRATEGIES FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 55.07%
COMMODITY STRATEGIES FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 8.95%
COMMODITY STRATEGIES FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 11.04%
COMMODITY STRATEGIES FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 27.79%
COMMODITY STRATEGIES FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 37.90%
COMMODITY STRATEGIES FUND CLASS Y - CONSERVATIVE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 5.24%
COMMODITY STRATEGIES FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 8.26%
COMMODITY STRATEGIES FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 9.65%
COMMODITY STRATEGIES FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 24.13%
COMMODITY STRATEGIES FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 38.96%
EMERGING MARKETS FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 5.33%
113

EMERGING MARKETS FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.33%
EMERGING MARKETS FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 72.48%
EMERGING MARKETS FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 6.32%
EMERGING MARKETS FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 14.29%
EMERGING MARKETS FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 19.97%
EMERGING MARKETS FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 24.75%
EMERGING MARKETS FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 26.68%
EMERGING MARKETS FUND CLASS E - NATIONWIDE LIFE INSURANCE COMPANY (QPVA) C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 5.92%
EMERGING MARKETS FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.47%
EMERGING MARKETS FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 7.88%
EMERGING MARKETS FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 9.55%
EMERGING MARKETS FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 12.07%
EMERGING MARKETS FUND CLASS E - MATRIX TRUST COMPANY CUST. FBO CCSCI RETIREMENT SAVINGS PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304, 13.99%
EMERGING MARKETS FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 25.96%
EMERGING MARKETS FUND CLASS R6 - TDA TRUST CO ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748, 47.25%
EMERGING MARKETS FUND CLASS R6 - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 48.45%
EMERGING MARKETS FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 14.35%
EMERGING MARKETS FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 14.76%
EMERGING MARKETS FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 24.83%
EMERGING MARKETS FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 31.22%
EMERGING MARKETS FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 7.26%
EMERGING MARKETS FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 15.89%
EMERGING MARKETS FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 28.41%
114

EMERGING MARKETS FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 33.56%
GLOBAL EQUITY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.35%
GLOBAL EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 70.12%
GLOBAL EQUITY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 8.30%
GLOBAL EQUITY FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 8.55%
GLOBAL EQUITY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 10.22%
GLOBAL EQUITY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 16.33%
GLOBAL EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 47.65%
GLOBAL EQUITY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 16.86%
GLOBAL EQUITY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 24.35%
GLOBAL EQUITY FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 46.72%
GLOBAL EQUITY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 5.62%
GLOBAL EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 12.08%
GLOBAL EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 14.00%
GLOBAL EQUITY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 15.81%
GLOBAL EQUITY FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 38.16%
GLOBAL EQUITY FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 5.25%
GLOBAL EQUITY FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 15.24%
GLOBAL EQUITY FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 28.92%
GLOBAL EQUITY FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 36.95%
GLOBAL INFRASTRUCTURE FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.22%
GLOBAL INFRASTRUCTURE FUND CLASS A - LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091, 7.06%
GLOBAL INFRASTRUCTURE FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.04%
115

GLOBAL INFRASTRUCTURE FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 54.03%
GLOBAL INFRASTRUCTURE FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 5.95%
GLOBAL INFRASTRUCTURE FUND CLASS C - RBC CAPITAL MARKETS LLC ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST-P08 MINNEAPOLIS MN 55402-4413, 7.35%
GLOBAL INFRASTRUCTURE FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 10.91%
GLOBAL INFRASTRUCTURE FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 11.45%
GLOBAL INFRASTRUCTURE FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 17.31%
GLOBAL INFRASTRUCTURE FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 40.50%
GLOBAL INFRASTRUCTURE FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 15.12%
GLOBAL INFRASTRUCTURE FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 30.74%
GLOBAL INFRASTRUCTURE FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 45.56%
GLOBAL INFRASTRUCTURE FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 5.07%
GLOBAL INFRASTRUCTURE FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 15.85%
GLOBAL INFRASTRUCTURE FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 15.99%
GLOBAL INFRASTRUCTURE FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 19.13%
GLOBAL INFRASTRUCTURE FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 32.72%
GLOBAL INFRASTRUCTURE FUND CLASS Y - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.37%
GLOBAL INFRASTRUCTURE FUND CLASS Y - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 6.27%
GLOBAL INFRASTRUCTURE FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 7.68%
GLOBAL INFRASTRUCTURE FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 9.12%
116

GLOBAL INFRASTRUCTURE FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 21.80%
GLOBAL INFRASTRUCTURE FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 33.33%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 5.37%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS A - UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761, 7.68%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 63.55%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.49%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 10.19%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 12.34%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 30.31%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 35.97%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 15.01%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 24.83%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 37.47%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 5.16%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 10.07%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 13.23%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 14.77%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 44.23%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 7.81%
117

GLOBAL OPPORTUNISTIC CREDIT FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 15.54%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 21.27%
GLOBAL OPPORTUNISTIC CREDIT FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 40.66%
GLOBAL REAL ESTATE SECURITIES FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 81.24%
GLOBAL REAL ESTATE SECURITIES FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 6.26%
GLOBAL REAL ESTATE SECURITIES FUND CLASS C - RBC CAPITAL MARKETS LLC ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST-P08 MINNEAPOLIS MN 55402-4413, 9.47%
GLOBAL REAL ESTATE SECURITIES FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 11.80%
GLOBAL REAL ESTATE SECURITIES FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 17.43%
GLOBAL REAL ESTATE SECURITIES FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 43.57%
GLOBAL REAL ESTATE SECURITIES FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 7.19%
GLOBAL REAL ESTATE SECURITIES FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 8.34%
GLOBAL REAL ESTATE SECURITIES FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 22.02%
GLOBAL REAL ESTATE SECURITIES FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 43.87%
GLOBAL REAL ESTATE SECURITIES FUND CLASS R6 - TDA TRUST CO ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748, 5.02%
GLOBAL REAL ESTATE SECURITIES FUND CLASS R6 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995, 91.87%
GLOBAL REAL ESTATE SECURITIES FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 11.62%
GLOBAL REAL ESTATE SECURITIES FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 15.95%
GLOBAL REAL ESTATE SECURITIES FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 21.85%
GLOBAL REAL ESTATE SECURITIES FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 36.88%
118

GLOBAL REAL ESTATE SECURITIES FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 8.00%
GLOBAL REAL ESTATE SECURITIES FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 10.06%
GLOBAL REAL ESTATE SECURITIES FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 37.33%
GLOBAL REAL ESTATE SECURITIES FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 38.76%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 81.02%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 9.97%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 14.85%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 23.55%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 37.68%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 9.73%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 11.82%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 17.76%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 25.71%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 28.45%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS I - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 7.89%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS I - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.50%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS I - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 20.31%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS I - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 42.29%
119

INTERNATIONAL DEVELOPED MARKETS FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 9.00%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 12.62%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 21.09%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 40.59%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS Y - RUSSELL INVESTMENTS TRUST COMPANY FOR ALABAMA GAS CORPORATION FBO ALABAMA GAS CORP RET SALARIED EMP BEN PLANS TRUST 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 42.64%
INTERNATIONAL DEVELOPED MARKETS FUND CLASS Y - RUSSELL INVESTMENTS TRUST COMPANY FOR ALABAMA GAS CORPORATION FBO ALABAMA GAS CORPORATION RET HRLY EMP BEN PLANS TRUST 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 54.75%
INVESTMENT GRADE BOND FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.47%
INVESTMENT GRADE BOND FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 25.08%
INVESTMENT GRADE BOND FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 55.67%
INVESTMENT GRADE BOND FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 12.95%
INVESTMENT GRADE BOND FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 13.54%
INVESTMENT GRADE BOND FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 19.96%
INVESTMENT GRADE BOND FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 43.41%
INVESTMENT GRADE BOND FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.20%
INVESTMENT GRADE BOND FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 30.93%
INVESTMENT GRADE BOND FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 51.77%
INVESTMENT GRADE BOND FUND CLASS I - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.67%
INVESTMENT GRADE BOND FUND CLASS I - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 12.36%
INVESTMENT GRADE BOND FUND CLASS I - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 25.83%
120

INVESTMENT GRADE BOND FUND CLASS I - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 30.93%
INVESTMENT GRADE BOND FUND CLASS R6 - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 21.79%
INVESTMENT GRADE BOND FUND CLASS R6 - TDA TRUST CO ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748, 78.21%
INVESTMENT GRADE BOND FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.03%
INVESTMENT GRADE BOND FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 9.61%
INVESTMENT GRADE BOND FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 18.91%
INVESTMENT GRADE BOND FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 53.12%
INVESTMENT GRADE BOND FUND CLASS Y - 2020 STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 5.18%
INVESTMENT GRADE BOND FUND CLASS Y - BERRIEN COUNTY HEALTHCARE TRUST BERRIEN COUNTY ADMINISTRATION CTR 701 MAIN ST SAINT JOSEPH MI 49085-1316, 6.58%
INVESTMENT GRADE BOND FUND CLASS Y - MORI & CO 922 WALNUT ST MAILSTOP TBTS 2 KANSAS CITY MO 64106-1802, 7.73%
INVESTMENT GRADE BOND FUND CLASS Y - RIF MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 8.50%
INVESTMENT GRADE BOND FUND CLASS Y - CONSERVATIVE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 18.93%
INVESTMENT GRADE BOND FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 43.29%
MULTI-STRATEGY INCOME FUND CLASS A - LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091, 6.42%
MULTI-STRATEGY INCOME FUND CLASS A - D.A. DAVIDSON & CO. WILLIAM H BOWERSOX RLVR IRA 8 THIRD STREET NORTH GREAT FALLS MT 59401-3155, 8.27%
MULTI-STRATEGY INCOME FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 8.72%
MULTI-STRATEGY INCOME FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 54.73%
MULTI-STRATEGY INCOME FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.94%
MULTI-STRATEGY INCOME FUND CLASS C - STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188, 7.98%
MULTI-STRATEGY INCOME FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 9.29%
MULTI-STRATEGY INCOME FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 11.27%
121

MULTI-STRATEGY INCOME FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 19.29%
MULTI-STRATEGY INCOME FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 32.28%
MULTI-STRATEGY INCOME FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 21.78%
MULTI-STRATEGY INCOME FUND CLASS E - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 29.50%
MULTI-STRATEGY INCOME FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 48.72%
MULTI-STRATEGY INCOME FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.64%
MULTI-STRATEGY INCOME FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 11.16%
MULTI-STRATEGY INCOME FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 12.26%
MULTI-STRATEGY INCOME FUND CLASS S - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 14.37%
MULTI-STRATEGY INCOME FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 42.70%
MULTI-STRATEGY INCOME FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 20.28%
MULTI-STRATEGY INCOME FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 35.46%
MULTI-STRATEGY INCOME FUND CLASS Y - CONSERVATIVE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 36.03%
SHORT DURATION BOND FUND CLASS A - LEWIS BROTHERS BAKERIES INC PENSION PLAN DATED 12-29-67 500 NORTH FULTON AVENUE EVANSVILLE IN 47710-1571, 5.72%
SHORT DURATION BOND FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 10.41%
SHORT DURATION BOND FUND CLASS A - STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188, 13.54%
SHORT DURATION BOND FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 51.10%
SHORT DURATION BOND FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 6.58%
SHORT DURATION BOND FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 11.48%
SHORT DURATION BOND FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 20.61%
122

SHORT DURATION BOND FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 23.07%
SHORT DURATION BOND FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 26.35%
SHORT DURATION BOND FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 6.43%
SHORT DURATION BOND FUND CLASS E - MG TRUST COMPANY TRUSTEE MIDWEST LABORATORIES, INC. 717 17TH ST STE 1300 DENVER CO 80202-3304, 7.38%
SHORT DURATION BOND FUND CLASS E - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 9.21%
SHORT DURATION BOND FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 10.76%
SHORT DURATION BOND FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 19.30%
SHORT DURATION BOND FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 39.94%
SHORT DURATION BOND FUND CLASS R6 - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 97.32%
SHORT DURATION BOND FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 9.50%
SHORT DURATION BOND FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 19.72%
SHORT DURATION BOND FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 21.64%
SHORT DURATION BOND FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 32.89%
SHORT DURATION BOND FUND CLASS Y - RUSSELL INVESTMENTS TRUST COMPANY FOR ALABAMA GAS CORPORATION FBO ALABAMA GAS CORP RET SALARIED EMP BEN PLANS TRUST 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 6.61%
SHORT DURATION BOND FUND CLASS Y - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 7.26%
SHORT DURATION BOND FUND CLASS Y - RUSSELL INVESTMENTS TRUST COMPANY FOR ALABAMA GAS CORPORATION FBO ALABAMA GAS CORPORATION RET HRLY EMP BEN PLANS TRUST 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 8.44%
SHORT DURATION BOND FUND CLASS Y - UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761, 30.70%
SHORT DURATION BOND FUND CLASS Y - CONSERVATIVE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 39.86%
STRATEGIC BOND FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 10.62%
STRATEGIC BOND FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 72.99%
123

STRATEGIC BOND FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 6.81%
STRATEGIC BOND FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 10.52%
STRATEGIC BOND FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 10.93%
STRATEGIC BOND FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 26.76%
STRATEGIC BOND FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 39.56%
STRATEGIC BOND FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 5.83%
STRATEGIC BOND FUND CLASS E - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5021, 7.14%
STRATEGIC BOND FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 10.86%
STRATEGIC BOND FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 12.72%
STRATEGIC BOND FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 22.14%
STRATEGIC BOND FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 31.51%
STRATEGIC BOND FUND CLASS I - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 7.93%
STRATEGIC BOND FUND CLASS I - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 17.62%
STRATEGIC BOND FUND CLASS I - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 17.62%
STRATEGIC BOND FUND CLASS I - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 43.02%
STRATEGIC BOND FUND CLASS R6 - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 15.63%
STRATEGIC BOND FUND CLASS R6 - TDA TRUST CO ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748, 84.06%
STRATEGIC BOND FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 11.90%
STRATEGIC BOND FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.63%
STRATEGIC BOND FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 20.00%
STRATEGIC BOND FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 35.25%
STRATEGIC BOND FUND CLASS Y - CONSERVATIVE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 6.89%
124

STRATEGIC BOND FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 9.78%
STRATEGIC BOND FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 14.93%
STRATEGIC BOND FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 56.12%
STRATEGIC CALL OVERWRITING FUND CLASS S - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.72%
STRATEGIC CALL OVERWRITING FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 92.34%
TAX-EXEMPT BOND FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 8.56%
TAX-EXEMPT BOND FUND CLASS A - LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091, 10.50%
TAX-EXEMPT BOND FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 65.41%
TAX-EXEMPT BOND FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 14.80%
TAX-EXEMPT BOND FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 15.83%
TAX-EXEMPT BOND FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 15.94%
TAX-EXEMPT BOND FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 40.92%
TAX-EXEMPT BOND FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 7.07%
TAX-EXEMPT BOND FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 16.36%
TAX-EXEMPT BOND FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 68.17%
TAX-EXEMPT BOND FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 5.56%
TAX-EXEMPT BOND FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 12.50%
TAX-EXEMPT BOND FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 15.23%
TAX-EXEMPT BOND FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 17.39%
TAX-EXEMPT BOND FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 36.84%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS A - NFS LLC FEBO GAIL MORAN 6326 NE COUNTY ROAD 1045 RICE TX 75155-5116, 5.63%
125

TAX-EXEMPT HIGH YIELD BOND FUND CLASS A - LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091, 5.85%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 36.93%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS A - NFS LLC FEBO WACO PKM INVESTMENTS LP A PARTNERSHIP MRS PAMALLA MOES 12 CLUB ESTATES CT WACO TX 76710-1092, 41.79%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 22.72%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 26.36%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 40.36%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 8.93%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 85.26%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 8.25%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 21.40%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS S - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN:MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 23.87%
TAX-EXEMPT HIGH YIELD BOND FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 25.00%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS A - STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188, 9.85%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 50.64%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 23.49%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 27.61%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 28.98%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 91.72%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 8.93%
126

TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 20.33%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 23.51%
TAX-MANAGED INTERNATIONAL EQUITY FUND CLASS S - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN:MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 23.73%
TAX-MANAGED U.S. LARGE CAP FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.29%
TAX-MANAGED U.S. LARGE CAP FUND CLASS A - STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188, 7.42%
TAX-MANAGED U.S. LARGE CAP FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 7.77%
TAX-MANAGED U.S. LARGE CAP FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 13.49%
TAX-MANAGED U.S. LARGE CAP FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 51.38%
TAX-MANAGED U.S. LARGE CAP FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 6.95%
TAX-MANAGED U.S. LARGE CAP FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 8.57%
TAX-MANAGED U.S. LARGE CAP FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 33.22%
TAX-MANAGED U.S. LARGE CAP FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 35.33%
TAX-MANAGED U.S. LARGE CAP FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 9.09%
TAX-MANAGED U.S. LARGE CAP FUND CLASS E - STRAFE & CO FBO JOSEPH & EILEEN COZZOLINO P.O. BOX 6924 NEWARK DE 19714-6924, 21.03%
TAX-MANAGED U.S. LARGE CAP FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 61.19%
TAX-MANAGED U.S. LARGE CAP FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.34%
TAX-MANAGED U.S. LARGE CAP FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 9.45%
TAX-MANAGED U.S. LARGE CAP FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 17.28%
127

TAX-MANAGED U.S. LARGE CAP FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 18.28%
TAX-MANAGED U.S. LARGE CAP FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 32.96%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 11.40%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 12.03%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS A - STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188, 13.37%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 50.57%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 19.95%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 25.25%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 36.33%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 10.16%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 85.54%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 7.02%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 9.19%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.47%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 19.65%
TAX-MANAGED U.S. MID & SMALL CAP FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 36.20%
U.S. CORE EQUITY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 5.22%
U.S. CORE EQUITY FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.69%
U.S. CORE EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 72.51%
128

U.S. CORE EQUITY FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 5.13%
U.S. CORE EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 12.11%
U.S. CORE EQUITY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 19.33%
U.S. CORE EQUITY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 24.41%
U.S. CORE EQUITY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 30.73%
U.S. CORE EQUITY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.54%
U.S. CORE EQUITY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 19.21%
U.S. CORE EQUITY FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 30.54%
U.S. CORE EQUITY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 38.62%
U.S. CORE EQUITY FUND CLASS I - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.17%
U.S. CORE EQUITY FUND CLASS I - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 12.68%
U.S. CORE EQUITY FUND CLASS I - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 13.45%
U.S. CORE EQUITY FUND CLASS I - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 51.92%
U.S. CORE EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 10.58%
U.S. CORE EQUITY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.39%
U.S. CORE EQUITY FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 16.86%
U.S. CORE EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 38.24%
U.S. DEFENSIVE EQUITY FUND CLASS A - RBC CAPITAL MARKETS LLC ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST-P08 MINNEAPOLIS MN 55402-4413, 5.32%
U.S. DEFENSIVE EQUITY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.93%
U.S. DEFENSIVE EQUITY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 7.09%
U.S. DEFENSIVE EQUITY FUND CLASS A - STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188, 16.89%
U.S. DEFENSIVE EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 48.46%
129

U.S. DEFENSIVE EQUITY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 8.10%
U.S. DEFENSIVE EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 20.04%
U.S. DEFENSIVE EQUITY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 24.80%
U.S. DEFENSIVE EQUITY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 28.84%
U.S. DEFENSIVE EQUITY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 11.06%
U.S. DEFENSIVE EQUITY FUND CLASS E - TRUST COMPANY OF AMERICA FBO #75 PO BOX 6503 ENGLEWOOD CO 80155-6503, 12.92%
U.S. DEFENSIVE EQUITY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 16.64%
U.S. DEFENSIVE EQUITY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 23.22%
U.S. DEFENSIVE EQUITY FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 31.95%
U.S. DEFENSIVE EQUITY FUND CLASS I - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 9.57%
U.S. DEFENSIVE EQUITY FUND CLASS I - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 22.08%
U.S. DEFENSIVE EQUITY FUND CLASS I - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 36.27%
U.S. DEFENSIVE EQUITY FUND CLASS S - LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091, 5.06%
U.S. DEFENSIVE EQUITY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.82%
U.S. DEFENSIVE EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 7.23%
U.S. DEFENSIVE EQUITY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 14.76%
U.S. DEFENSIVE EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 19.00%
U.S. DEFENSIVE EQUITY FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 29.06%
U.S. DEFENSIVE EQUITY FUND CLASS Y - BERRIEN COUNTY HEALTHCARE TRUST BERRIEN COUNTY ADMINISTRATION CTR 701 MAIN ST SAINT JOSEPH MI 49085-1316, 5.57%
U.S. DEFENSIVE EQUITY FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 21.93%
U.S. DEFENSIVE EQUITY FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 22.31%
130

U.S. DEFENSIVE EQUITY FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 37.13%
U.S. DYNAMIC EQUITY FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 7.76%
U.S. DYNAMIC EQUITY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 17.20%
U.S. DYNAMIC EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 44.49%
U.S. DYNAMIC EQUITY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 9.24%
U.S. DYNAMIC EQUITY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 17.00%
U.S. DYNAMIC EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 57.72%
U.S. DYNAMIC EQUITY FUND CLASS E - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 6.10%
U.S. DYNAMIC EQUITY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 82.36%
U.S. DYNAMIC EQUITY FUND CLASS I - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 8.71%
U.S. DYNAMIC EQUITY FUND CLASS I - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 15.99%
U.S. DYNAMIC EQUITY FUND CLASS I - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 21.55%
U.S. DYNAMIC EQUITY FUND CLASS I - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 34.89%
U.S. DYNAMIC EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 8.82%
U.S. DYNAMIC EQUITY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 9.48%
U.S. DYNAMIC EQUITY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.45%
U.S. DYNAMIC EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 19.52%
U.S. DYNAMIC EQUITY FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 26.94%
U.S. DYNAMIC EQUITY FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 18.56%
U.S. DYNAMIC EQUITY FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 31.65%
U.S. DYNAMIC EQUITY FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 36.46%
U.S. LARGE CAP EQUITY FUND CLASS A - EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729, 12.33%
131

U.S. LARGE CAP EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 85.48%
U.S. LARGE CAP EQUITY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.89%
U.S. LARGE CAP EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 15.98%
U.S. LARGE CAP EQUITY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 75.86%
U.S. LARGE CAP EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 98.59%
U.S. MID CAP EQUITY FUND CLASS A - EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729, 12.17%
U.S. MID CAP EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 79.09%
U.S. MID CAP EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 15.33%
U.S. MID CAP EQUITY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 24.24%
U.S. MID CAP EQUITY FUND CLASS C - RBC CAPITAL MARKETS LLC ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST-P08 MINNEAPOLIS MN 55402-4413, 51.27%
U.S. MID CAP EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 97.54%
U.S. SMALL CAP EQUITY FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 5.34%
U.S. SMALL CAP EQUITY FUND CLASS A - RBC CAPITAL MARKETS LLC ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST-P08 MINNEAPOLIS MN 55402-4413, 5.60%
U.S. SMALL CAP EQUITY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 19.53%
U.S. SMALL CAP EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 55.06%
U.S. SMALL CAP EQUITY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 10.20%
U.S. SMALL CAP EQUITY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 20.61%
U.S. SMALL CAP EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 27.26%
U.S. SMALL CAP EQUITY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 30.56%
U.S. SMALL CAP EQUITY FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 13.65%
U.S. SMALL CAP EQUITY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 14.32%
U.S. SMALL CAP EQUITY FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 14.62%
U.S. SMALL CAP EQUITY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 20.44%
132

U.S. SMALL CAP EQUITY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 31.67%
U.S. SMALL CAP EQUITY FUND CLASS I - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 10.57%
U.S. SMALL CAP EQUITY FUND CLASS I - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 14.26%
U.S. SMALL CAP EQUITY FUND CLASS I - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 14.80%
U.S. SMALL CAP EQUITY FUND CLASS I - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 40.52%
U.S. SMALL CAP EQUITY FUND CLASS R6 - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 30.02%
U.S. SMALL CAP EQUITY FUND CLASS R6 - TDA TRUST CO ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748, 69.98%
U.S. SMALL CAP EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 10.86%
U.S. SMALL CAP EQUITY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 12.52%
U.S. SMALL CAP EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 18.66%
U.S. SMALL CAP EQUITY FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 40.33%
U.S. SMALL CAP EQUITY FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 5.51%
U.S. SMALL CAP EQUITY FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 17.78%
U.S. SMALL CAP EQUITY FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 36.27%
U.S. SMALL CAP EQUITY FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 37.20%
U.S. STRATEGIC EQUITY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 5.04%
U.S. STRATEGIC EQUITY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 8.19%
U.S. STRATEGIC EQUITY FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 13.81%
U.S. STRATEGIC EQUITY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 52.70%
U.S. STRATEGIC EQUITY FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 5.10%
U.S. STRATEGIC EQUITY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 5.36%
133

U.S. STRATEGIC EQUITY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 78.21%
U.S. STRATEGIC EQUITY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 23.36%
U.S. STRATEGIC EQUITY FUND CLASS E - COLUMBIA TRUST PARTNERS PO BOX 1012 SALEM OR 97308-1012, 30.47%
U.S. STRATEGIC EQUITY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 32.69%
U.S. STRATEGIC EQUITY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.16%
U.S. STRATEGIC EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 9.68%
U.S. STRATEGIC EQUITY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 9.69%
U.S. STRATEGIC EQUITY FUND CLASS S - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 14.64%
U.S. STRATEGIC EQUITY FUND CLASS S - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 45.88%
UNCONSTRAINED TOTAL RETURN FUND CLASS A - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 96.34%
UNCONSTRAINED TOTAL RETURN FUND CLASS C - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 97.68%
UNCONSTRAINED TOTAL RETURN FUND CLASS E - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 100.00%
UNCONSTRAINED TOTAL RETURN FUND CLASS S - KEITH BRAKEBILL 2104 7TH AVE W SEATTLE WA 98119-2839, 6.70%
UNCONSTRAINED TOTAL RETURN FUND CLASS S - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 45.05%
UNCONSTRAINED TOTAL RETURN FUND CLASS S - JEFFREY HUSSEY TTEE THE HUSSEY FAMILY LIVING TRUST UA DTD 04/30/2013 4218 CRYSTAL LANE LOOP SE PUYALLUP WA 98372-5295, 48.24%
UNCONSTRAINED TOTAL RETURN FUND CLASS Y - MODERATE STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 6.58%
UNCONSTRAINED TOTAL RETURN FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 6.92%
UNCONSTRAINED TOTAL RETURN FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 31.78%
UNCONSTRAINED TOTAL RETURN FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 39.94%
At January 31, 2017, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
134

COMMODITY STRATEGIES FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 27.26%
GLOBAL REAL ESTATE SECURITIES FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 34.06%
GLOBAL EQUITY FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 27.25%
GLOBAL INFRASTRUCTURE FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 25.67%
GLOBAL OPPORTUNISTIC CREDIT FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 30.94%
INTERNATIONAL DEVELOPED MARKETS FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 25.88%
INTERNATIONAL DEVELOPED MARKETS FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 33.33%
INVESTMENT GRADE BOND FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 32.02%
MULTI-STRATEGY INCOME FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 29.01%
STRATEGIC CALL OVERWRITING FUND - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 92.34%
TAX-EXEMPT BOND FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 37.26%
TAX-EXEMPT HIGH YIELD BOND FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 25.05%
TAX-MANAGED U.S. LARGE CAP FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 33.26%
TAX-MANAGED U.S. MID & SMALL CAP FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 36.56%
U.S. CORE EQUITY FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 46.23%
U.S. DYNAMIC EQUITY FUND - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 26.70%
U.S. DYNAMIC EQUITY FUND - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 30.76%
U.S. LARGE CAP EQUITY FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 98.11%
U.S. MID CAP EQUITY FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 95.49%
U.S. SMALL CAP EQUITY FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 28.15%
U.S. STRATEGIC EQUITY FUND - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 45.52%
UNCONSTRAINED TOTAL RETURN FUND - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 31.74%
UNCONSTRAINED TOTAL RETURN FUND - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 39.89%
The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.
135

RUSSELL INVESTMENT COMPANY
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone 1-800-787-7354
STATEMENT OF ADDITIONAL INFORMATION
Funds of Funds
March 1, 2017
Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds' Prospectuses, dated March 1, 2017 and any supplements thereto, which may be obtained without charge by telephoning or writing RIC at the number or address shown above. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectuses.
This SAI incorporates by reference the Funds' Annual Reports to Shareholders for the year ended October 31, 2016. Copies of the Funds' Annual Reports accompany this SAI. This SAI also incorporates by reference the Underlying Funds' Annual Reports to Shareholders for the year ended October 31, 2016. Copies of the Underlying Funds' Annual Reports are available free of charge by calling Russell Investments Services at the above number.
As of the date of this SAI, RIC is comprised of 42 Funds. This SAI relates to 14 of these Funds. Each of the Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this SAI relates to all classes of Shares of the Funds.
Ticker Symbol By Class
Fund	A	A1	A2 (2)	A3 (2)	C	C1 (2)	E	R1	R4	R5	S	T
Conservative Strategy	RCLAX	RCNAX	RCNSX	RCNMX	RCLCX	RCNCX	RCLEX	RCLRX	RCLUX	RCLVX	RCLSX	RCNUX
Moderate Strategy	RMLAX	RMTAX	RMTSX	RMTMX	RMLCX	RMTDX	RMLEX	RMLRX	RMLUX	RMLVX	RMLSX	RMTTX
Balanced Strategy	RBLAX	RBSAX	RBSSX	RBSMX	RBLCX	RBSCX	RBLEX	RBLRX	RBLUX	RBLVX	RBLSX	RBSTX
Growth Strategy	RALAX	RGTAX	RGTSX	RGTMX	RALCX	RGTDX	RALEX	RALRX	RALUX	RALVX	RALSX	RGTTX
Equity Growth Strategy	REAAX	RQTAX	RQTSX	RQTMX	RELCX	RQTCX	RELEX	RELRX	RELUX	RELVX	RELSX	RQTTX
2020 Strategy Fund	RLLAX (1)	—	—	—	—	—	RLLEX	RLLRX	RLLUX	RLLVX	RLLSX	—
2025 Strategy Fund	—	—	—	—	—	—	—	RPLRX	RPLUX	RPLVX	—	—
2030 Strategy Fund	RRLAX (1)	—	—	—	—	—	RRLEX	RRLRX	RRLUX	RRLVX	RRLSX	—
2035 Strategy Fund	—	—	—	—	—	—	—	RVLRX	RVLUX	RVLVX	—	—
2040 Strategy Fund	RXLAX (1)	—	—	—	—	—	RXLEX	RXLRX	RXLUX	RXLVX	RXLSX	—
2045 Strategy Fund	—	—	—	—	—	—	—	RWLRX	RWLUX	RWLVX	—	—
2050 Strategy Fund	—	—	—	—	—	—	—	RYLRX	RYLUX	RYLWX	—	—
2055 Strategy Fund	—	—	—	—	—	—	—	RQLRX	RQLUX	RQLVX	—	—
In Retirement Fund	RZLAX (1)	—	—	—	—	—	—	RZLRX	RZLUX	RZLVX	—	—
(1)	Class A Shares of these Funds are not currently available to new shareholders and may only be purchased by existing Class A shareholders in a Fund.
(2)	Class A2, Class A3 and Class C1 Shares are not currently being offered to investors and are not available for sale in any state.
The Underlying Funds in which the Funds may invest are listed below:
Fund	Fund
U.S. Defensive Equity Fund(1)	Investment Grade Bond Fund(3)
U.S. Dynamic Equity Fund(2)	Short Duration Bond Fund(3)
U.S. Small Cap Equity Fund(3)	Commodity Strategies Fund(3)
Global Equity Fund(3)	Global Infrastructure Fund(3)
Emerging Markets Fund(3)	Global Real Estate Securities Fund(3)
Global Opportunistic Credit Fund(3)	Multi-Strategy Income Fund(3)
Unconstrained Total Return Fund	Select U.S. Equity Fund
Strategic Bond Fund(3)	Select International Equity Fund
(1)	Effective August 15, 2012, the U.S. Quantitative Equity Fund was renamed the U.S. Defensive Equity Fund. Effective March 1, 2017 the Russell U.S. Defensive Equity Fund was renamed the U.S. Defensive Equity Fund.

(2)	Effective August 15, 2012, the U.S. Growth Fund was renamed the U.S. Dynamic Equity Fund. Effective March 1, 2017 the Russell U.S. Dynamic Equity Fund was renamed the U.S. Dynamic Equity Fund.
(3)	Effective March 1, 2017, the Fund removed “Russell” from its name.

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.
RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIC or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds is a diversified investment company. Each of the Underlying Funds in which the Funds invest is a diversified investment company, except for the Unconstrained Total Return Fund. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio—a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A, Class A1, Class A2 and Class A3 Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class C and Class C1 Shares are subject to a Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25%. Class E Shares are subject to a shareholder services fee of 0.25%. Class R4 and Class R5 Shares are subject to a Rule 12b-1 fee of up to 0.75%, which is presently limited to 0.25% for Class R4 Shares and 0.50% for Class R5 Shares, and includes a shareholder services fees of up to 0.25%.  The Class R1, Class S and Class T Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this SAI refers to all classes of Shares of the Funds.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Funds' investment adviser is Russell Investment Management, LLC (“RIM” or the “Adviser”). The Underlying Funds, other than the Select U.S. Equity and Select International Equity Funds, divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM. The Select U.S. Equity and Select International Equity Funds are managed directly by RIM and, thus, all references to money managers do not apply to these Funds.
1

The Funds have claimed a temporary exemption from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and are not subject to registration or regulation as commodity pool operators under the CEA. To the extent the Funds are no longer eligible to claim an exclusion from Commodity Futures Trading Commission (“CFTC”) registration in the future, the Funds may incur additional expense.
Additionally, pursuant to claims for exclusion from the definition of the term commodity pool operator under the CEA, the Underlying Funds, other than the Commodity Strategies Fund, are not subject to registration or regulation as commodity pool operators under the CEA. In order to maintain the exclusion, each Underlying Fund must annually affirm to the National Futures Association that it has met and will continue to meet the conditions necessary to qualify for the exclusion. In the event that an Underlying Fund engages in transactions that require registration as a commodity pool operator in the future, the Underlying Fund will comply with applicable regulations with respect to that Underlying Fund. If an Underlying Fund registers as a commodity pool operator and operates subject to CFTC regulation, it may incur additional expenses.
RIM is registered as a “commodity pool operator” under the CEA and the rules of the CFTC and is subject to regulation as a commodity pool operator under the CEA with respect to the Commodity Strategies Fund, and with respect to its subsidiary, the Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) (together, the “CFTC Registered Funds”). As the CFTC Registered Funds operate subject to CFTC regulation, they may incur additional expenses. The CFTC has neither reviewed nor approved the CFTC Registered Funds, their investment strategies or this SAI.
SHAREHOLDER MEETINGS.
RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote.  On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 75), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC. For a list of shareholders owning 5% or more of any class of any Fund’s Shares or more than 25% of the voting Shares of any Fund, please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management of the business and affairs of RIC and does not manage operations on a day-to-day basis. The officers of RIC, all of whom are employed by and are officers of RIM or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds' operations by, among other things, meeting with RIC management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIC management, monitoring or evaluating the performance of the Funds' service providers, including RIM, the Funds' custodian and the Funds' transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIM, but with RIC's independent auditors, Fund counsel and separate counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds' contracts with RIM and the money managers.
The Trustees are responsible generally for overseeing the management and operations of RIC. The Trustees and RIC’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIC or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIC’s registration statement, nor any other communications or disclosure documents from or on behalf of RIC creates a contract between a shareholder of a Fund and: (i) RIC; (ii) a Fund; (iii) a service provider to RIC or a Fund; and/or (iv) the Trustees or officers of RIC.
2

Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for the Underlying Funds. Thus, if the interests of a Fund and an Underlying Fund were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
The Board of Trustees is currently comprised of seven Independent Trustees, including Kristianne Blake, who has served as the Chair of the Board since 2005. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which assist in performing aspects of its role in oversight of the Funds' operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds' management (including the Funds' portfolio managers), the Funds' Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Underlying Funds' multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Underlying Funds' money managers, and providing reports to the Board with respect to the money managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds' investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds' senior management, including its CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and the CRO and other representatives of the Funds' senior management which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds' independent public accounting firm to review, among other things, reports on the Funds' internal controls for financial reporting. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds' share classes, the Funds' distribution arrangements and the Underlying Funds' manager of managers structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.
RIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds' financial statements, (b) RIC's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence, and (d) the performance of RIC's independent registered public accounting firm; (2) to oversee the preparation of an Audit Committee report as required by the SEC to be included in RIC's Form N-CSR or any proxy statement, as applicable; (3) to oversee RIC's accounting and financial reporting policies and practices and its internal controls; and (4) to act as a liaison between RIC's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIC's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves (i) all audit and non-audit services to be rendered by the independent registered public accounting firm for RIC, (ii) all audit services provided to RIM, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIM, or any affiliate thereof that provides
3

ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members are Mr. Daniel P. Connealy and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2016, the Audit Committee held six meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of RIC, or officer or other representative of RIM, any subadviser to a fund or other service provider to RIC. Currently, the Investment Committee members are Messrs. Thaddas L. Alston, Raymond P. Tennison, Jr. and Jack R. Thompson and Ms. Katherine W. Krysty. For the fiscal year ended October 31, 2016, the Investment Committee held four meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of RIC; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Raymond P. Tennison, Jr. and Thaddas L. Alston and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2016, the Nominating and Governance Committee held one meeting.
Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC's officers and employees are paid by RIM or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.
The following tables provide information, as of the date of this SAI, for each officer and Trustee of the Russell Investments Fund Complex. The Russell Investments Fund Complex consists of RIC, which has 42 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers.
Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit
4

organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Kristianne Blake Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Approved annually	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • Until June 30, 2014, Director, Ecova (total energy and sustainability management) • Until December 31, 2013, Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)	51	• Director, Avista Corp (electric utilities)
• Until June 30, 2014, Director, Ecova (total energy and sustainability management)
• Until December 31, 2013, Trustee, Principal Investors Funds (investment company)
• Until December 31, 2013, Trustee, Principal Variable Contracts Funds (investment company)
• From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)
					• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
5

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2012 • Chairman of the Audit Committee since 2017	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • Trustee and Chairperson of Select Sector SPDR Funds (investment company) • Until December 31, 2014, Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)	51	• Trustee and Chairperson of Select Sector SPDR Funds (investment company)
• From August 2012 through May 2016, Trustee, ALPS Series Trust (investment company)
• Until December 31, 2014, Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)
					• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003	• Appointed until successor is duly elected and qualified	• Retired • June 2004 to June 2014, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Katherine W. Krysty Born December 3, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2014	• Appointed until successor is duly elected and qualified	• Retired • January 2011 through March 2013, President Emerita, Laird Norton Wealth Management (investment company)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • From January 2008 to December 2011,Vice Chairman of the Board, Simpson Investment Company (paper and forest products)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005 • Chairman of the Investment Committee since 2015	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
*	Each Trustee is subject to mandatory retirement at age 75.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr. Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee Emeritus and Chairman Emeritus since 1999	• Until resignation or removal	• Director Emeritus, RIM	51	None

6

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC and RIF
• Chief Compliance Officer, Russell Investments Fund Services, LLC (“RIFUS”)
• 2011 to 2016 Chief Compliance Officer, U.S. One, LLC
• 2005 to 2011 Chief Compliance Officer, RIM
Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2016 Treasurer, Chief Accounting Officer and Chief Financial Officer since 1998	Until successor is chosen and qualified by Trustees	• Global Head of Fund Services, Russell Investments
• President, CEO, Treasurer, Chief Accounting Officer and CFO, RIC and RIF
• Director and President, RIFUS
• Director, RIM, Russell Investments Trust Company (“RITC”) and Russell Investments Financial Services, LLC (“RIFIS”)
• October 2011 to December 2013, Head of North America Operations, Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell Investments
Jeffrey T. Hussey Born May 2, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2013	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC and RIF
• Chairman of the Board and President, RIM
• Director, RITC, Russell Investments Implementation Services, LLC and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell Investments
Mary Beth R. Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments
• Secretary, RIM, RIFUS and RIFIS
• Secretary and Chief Legal Officer, RIC and RIF
• Assistant Secretary, Russell Investments Insurance Agency, LLC (“RIIA”) (insurance agency) and U.S. One, LLC
Trustee Compensation Table
For The Fiscal Year Ended October 31, 2016
	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL INVESTMENTS FUND COMPLEX PAID TO TRUSTEES
INDEPENDENT TRUSTEES
Thaddas L. Alston	$178,646	$0	$0	$193,000
Kristianne Blake	$263,459	$0	$0	$284,083
Cheryl Burgermeister	$178,646	$0	$0	$193,000
Daniel P. Connealy	$169,873	$0	$0	$183,500
Katherine W. Krysty	$175,397	$0	$0	$189,500
Raymond P. Tennison, Jr.	$189,752	$0	$0	$205,000
Jack R. Thompson	$188,354	$0	$0	$203,500
TRUSTEE EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
7

Equity Securities Beneficially Owned By Trustees
For The Calendar Year Ended December 31, 2016
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND			AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL INVESTMENTS FUND COMPLEX
INDEPENDENT TRUSTEES
Thaddas L. Alston	Conservative Strategy Fund	$50,001 - $100,000		Over $100,000
	Balanced Strategy Fund	$10,001 - $50,000
Kristianne Blake	None	None		Over $100,000
Cheryl Burgermeister	None	None		Over $100,000
Daniel P. Connealy	None	None		Over $100,000
Katherine W. Krysty	None	None		$10,001 - $50,000
Raymond P. Tennison, Jr.	None	None		Over $100,000
Jack R. Thompson	None	None		Over $100,000
TRUSTEE EMERITUS
George F. Russell, Jr.	None	None	None
Operation Of RIC
SERVICE PROVIDERS.
RIC's principal service providers are:
Adviser	Russell Investment Management, LLC
Administrator and Transfer and Dividend Disbursing Agent	Russell Investments Fund Services, LLC
Money Managers for the Underlying Funds	Multiple professional discretionary and/or non-discretionary investment management organizations
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor	Russell Investments Financial Services, LLC
The Trustees, on behalf of RIC, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIC and the Funds. Shareholders are not third-party beneficiaries of such agreements.
ADVISER.
The Funds' investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, WA 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2016, managed over $36.4 billion in 51 mutual fund portfolios. RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund and managing each Fund's and each Underlying Fund's overall exposures.
RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (the “TA Funds”) indirectly have a majority ownership interest through alternative investment vehicles created by or from the TA Funds (the “TA Alternative Investment Vehicles”) and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (the “Reverence Capital Funds”) indirectly have a significant minority ownership interest through certain Reverence Capital Funds and alternative investment vehicles (the “Reverence Capital Entities”) in RIM and its affiliates (“Russell Investments”). The TA Alternative Investment Vehicles are ultimately controlled by a Cayman corporation, TA Associates Cayman, Ltd., and the Reverence Capital Entities are ultimately controlled by Milton Berlinski, Alexander Chulack and Peter Aberg.
8

Because RIM’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund among the Underlying Funds, RIM may have a conflict of interest. It is the policy of RIM to manage each Fund and each Underlying Fund in the best interests of its shareholders. To this end, RIM requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell Investments’ Investment Strategy Committee based on the recommendation’s investment merits.
The assets of the Target Portfolio Funds are invested principally in shares of the Underlying Funds.  In addition to investing in the Underlying Funds, RIM may seek to actively manage a Target Portfolio Fund’s overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Fund. The assets of the Target Date Funds are invested in shares of the Underlying Funds.
For all Underlying Funds other than the Select U.S. Equity and Select International Equity Funds, subject to the approval of the Underlying Funds’ Board, RIM selects, oversees and evaluates the performance results of the Underlying Funds’ money managers and allocates most Underlying Fund assets among multiple money manager investment strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly and selects the individual portfolio instruments for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment.  RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations.  Money managers are unaffiliated with RIM. RIM manages Underlying Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect an Underlying Fund's investment strategies and/or to actively manage the Underlying Fund’s overall exposures to seek to achieve the desired risk/return profile for the Underlying Fund. RIM also manages the portion of Underlying Fund assets for which an Underlying Fund's non-discretionary money managers provide model portfolios to RIM and each Underlying Fund’s cash balances. RIM may also manage portions of an Underlying Fund during transitions between money managers. RIM, as agent for RIC, pays the money managers’ fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIM. The remainder of the advisory fee is retained by RIM as compensation for the services described above and to pay expenses.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Fund	Asset Level	Fee
Conservative Strategy	All assets	0.20%
Balanced Strategy	All assets	0.20%
Moderate Strategy	All assets	0.20%
Growth Strategy	All assets	0.20%
Equity Growth Strategy	All assets	0.20%
2020 Strategy Fund	All assets	0.00%
2025 Strategy Fund	All assets	0.00%
2030 Strategy Fund	All assets	0.00%
2035 Strategy Fund	All assets	0.00%
2040 Strategy Fund	All assets	0.00%
2045 Strategy Fund	All assets	0.00%
2050 Strategy Fund	All assets	0.00%
2055 Strategy Fund	All assets	0.00%
In Retirement Fund	All assets	0.00%
Each Fund invests its cash reserves in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund.
9

The Funds paid RIM the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2016, 2015 and 2014, respectively:
Funds	10/31/16	10/31/15	10/31/14
Conservative Strategy Fund	$ 767,347	$ 975,877	$1,097,823
Moderate Strategy Fund	1,246,926	1,560,831	1,792,010
Balanced Strategy Fund	5,270,622	6,640,929	7,475,512
Growth Strategy Fund	3,382,754	4,208,782	4,739,758
Equity Growth Strategy Fund	1,395,264	1,730,130	2,002,630
2020 Strategy Fund	---	---	---
2025 Strategy Fund	---	---	---
2030 Strategy Fund	---	---	---
2035 Strategy Fund	---	---	---
2040 Strategy Fund	---	---	---
2045 Strategy Fund	---	---	---
2050 Strategy Fund	---	---	---
2055 Strategy Fund	---	---	---
In Retirement Fund	---	---	---
RIM has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain Funds, up to the full amount of its fee, to the extent the Fund’s operating expenses exceed specified limits imposed by RIM on an annual basis. Additionally, RIM has contractually agreed to reimburse certain Funds for all remaining expenses, after fee waivers, that still exceed their respective expense caps. These arrangements are not part of the Advisory Agreement with RIF and may be changed or discontinued.  RIM currently calculates its advisory fee based on a Fund’s average daily net assets.
The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.
Current Waivers:
LifePoints Target Date Funds
For the 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and In Retirement Funds, RIM agreed, effective October 1, 2010, to assume the responsibility of payment for all expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses and the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.
LifePoints Target Portfolio Funds
Until February 28, 2018, RIM has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Funds on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Past Waivers:
LifePoints Target Date Funds
For the fiscal year ended October 31, 2016, 2015 and 2014, respectively, RIM waived and or/reimbursed fees for the following LifePoints Target Date Funds in the following amounts: 2020 Strategy Fund: $0, $0 and $0; 2025 Strategy Fund: $0, $0 and $0; 2030 Strategy Fund: $0, $0 and $0; 2035 Strategy Fund: $0, $0 and $0; 2040 Strategy Fund: $0, $0 and $0; 2045 Strategy Fund: $0, $0 and $0; 2050 Strategy Fund: $0, $0 and $0; and In Retirement Fund: $0, $0 and $0.
LifePoints Target Portfolio Funds
For the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, RIM contractually agreed, from March 1, 2010 until February 28, 2017, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of that Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.
10

For the fiscal years ended October 31, 2016, 2015, and 2014, respectively, RIM waived and/or reimbursed fees in the following amounts for the LifePoints Target Portfolio Funds: Conservative Strategy Fund: $749,438, $888,781 and $971,465; Moderate Strategy Fund: $1,093,757, $1,292,408 and $1,464,383; Balanced Strategy Fund: $3,972,666, $4,870,877 and $5,500,568; Growth Strategy Fund: $2,627,118, $3,216,866 and $3,525,900; Equity Growth Strategy Fund: $1,207,950, $1,376,598 and $1,535,205.
Each Fund will indirectly bear its proportionate share of the advisory fees paid by the Underlying Funds in which it invests. The Underlying Funds in which the Funds may invest paid RIM the following advisory fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended, October 31, 2016, 2015 and 2014, respectively:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2016	2015	2014	2016	2015	2014
U.S. Defensive Equity Fund	$ 4,836,843	$ 6,123,019	$ 7,256,401	0.55%	0.55%	0.55%
U.S. Dynamic Equity Fund	4,047,009	5,219,885	5,797,535	0.80%	0.80%	0.80%
U.S. Small Cap Equity Fund	12,965,250	16,199,391	14,959,132	0.70%	0.70%	0.70%
Global Equity Fund	23,585,314	29,725,650	31,900,142	0.95%	0.95%	0.95%
Emerging Markets Fund	24,612,125	31,296,186	31,661,568	1.15%	1.15%	1.15%
Global Opportunistic Credit Fund	17,481,541	17,600,386	14,230,320	1.00%	1.00%	1.00%
Unconstrained Total Return Fund(1)	263,230	N/A	N/A	1.00%	N/A	N/A
Strategic Bond Fund	28,137,367	34,224,486	37,416,731	0.49%	0.50%	0.50%
Investment Grade Bond Fund	2,824,007	3,552,520	4,149,076	0.25%	0.25%	0.25%
Short Duration Bond Fund	3,665,995	4,756,687	5,541,780	0.45%	0.45%	0.45%
Commodity Strategies Fund(2)	8,760,491	11,823,982	14,615,173	1.25%	1.25%	1.25%
Global Infrastructure Fund	15,308,211	19,669,428	20,416,366	1.25%	1.25%	1.25%
Global Real Estate Securities Fund	11,150,988	13,610,324	14,025,485	0.80%	0.80%	0.80%
Multi-Strategy Income Fund(3)	3,023,126	1,028,553	N/A	0.75%	0.75%	N/A
Select U.S. Equity Fund(4)	2,224,610	1,777,415	91,422	0.30%	0.30%	0.30%
Select International Equity Fund(4)	3,499,022	2,938,326	109,186	0.45%	0.45%	0.45%
(1)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(2)	Does not reflect consolidation of Fund’s Subsidiary.
(3)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(4)	The Select U.S. Equity and Select International Equity Funds commenced operations on August 1, 2014.
RIM has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain Underlying Funds. These arrangements are not part of the Advisory Agreement with RIC and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the Underlying Funds’ last three fiscal years for the Underlying Funds.
Current Underlying Fund Waivers:
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 1.109%. This waiver may not be terminated during the relevant period except with Board approval.
For the Global Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee of 0.676%. This waiver may not be terminated during the relevant period except with Board approval.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of the Fund on an annual basis.  This waiver and reimbursement may not be terminated during the relevant period except with Board approval.  Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Strategic Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee of 0.466%. This waiver may not be terminated during the relevant period except with Board approval.
11

For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee of 0.368%. This waiver may not be terminated during the relevant period except with Board approval.
For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee of 0.8025%. This waiver may not be terminated during the relevant period except with Board approval.
The Commodity Strategies Subsidiary pays RIM an advisory fee at the annual rate of up to 1.25% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Commodity Strategies Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Commodity Strategies Fund to RIM in the amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fees received by RIM, if any. This waiver may not be terminated by RIM.
For the Global Infrastructure Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee of 0.90%. This waiver may not be terminated during the relevant period except with Board approval.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.65% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Select U.S. Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.40% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Select International Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.49% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Past Underlying Fund Waivers:
For the U.S. Dynamic Equity Fund, RIM contractually agreed to waive from January 1, 2008 through February 28, 2014 up to the full amount of its 0.80% advisory fees and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest payments on short sales and extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2014 was $0. There were no reimbursements for the period ended October 31, 2014. As a result of the waiver, the Fund paid advisory fees of $5,797,535 for the fiscal year ended October 31, 2014.For the Global Opportunistic Credit Fund, RIM entered into a contractual fee waiver agreement, from March 1, 2016 to February 28, 2017, that resulted in an effective advisory fee not to exceed 0.676%. From March 1, 2015 until February 29, 2016, RIM contractually agreed to waive 0.324% of its 1.00% advisory fee for the Fund, and from January 1, 2014 until February 28, 2015 agreed to waive 0.28% of its 1.00% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 was $3,984,490, $5,477,123 and $5,661,526, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $10,245,830, $12,123,263 and $11,820,015 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of the Fund on an annual basis.  This waiver and reimbursement may not be terminated during the relevant period except with Board approval.  Direct Fund-level expenses do
12

not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2016 was $210,981. There were no reimbursements for the period ended October 31, 2016. As a result of the waiver, the Fund paid advisory fees of $52,249 for the fiscal year ended October 31, 2016.
For the Strategic Bond Fund, RIM entered into a contractual fee waiver agreement, from March 1, 2016 until February 28, 2017, that resulted in an effective advisory fee not to exceed 0.466%. From March 1, 2015 through February 29, 2016, RIM contractually agreed to waive 0.034% of its 0.50% advisory fee for the Fund. RIM waived fees in the amount of $1,507,274 and $1,253,859 for the fiscal years ended October 31, 2015 and 2016, respectively. There were no reimbursements for the periods ended October 31, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $32,717,212 and $26,883,508 for the fiscal years ended October 31, 2015 and 2016, respectively.
For the Short Duration Bond Fund, RIM entered into a contractual fee waiver agreement, from March 1, 2016 until February 28, 2017, that resulted in an effective advisory fee not to exceed 0.368%. From March 1, 2015 until February 29, 2016, RIM contractually agreed to waive 0.082% of its 0.45% advisory fee for the Fund, and from October 1, 2010 through February 28, 2015, agreed to waive 0.05% of its 0.45% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 were $615,753, $744,716 and $668,026, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $4,926,027, $4,011,971 and $2,997,969 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Commodity Strategies Fund, RIM entered into a contractual fee agreement, from March 1, 2016 until February 28, 2017, that resulted in an effective advisory fee not to exceed 0.8025%. From March 1, 2015 until February 29, 2016, RIM contractually agreed to waive 0.30% of its 1.25% advisory fee for the Fund, and from January 1, 2014 until February 28, 2015, to waive 0.27% of its 1.25% advisory fee for the Fund. Additionally, the Commodity Strategies Subsidiary pays RIM an advisory fee at the annual rate of up to 1.25% of its net assets (the “Commodity Strategies Subsidiary Advisory Fee”). RIM contractually agreed to waive all or a portion of the advisory fees paid by the Commodity Strategies Fund to RIM in an amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fee received by RIM, if any. RIM waived advisory fees in the amount of $6,411,067, $5,540,863 and $4,553,936 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Commodity Strategies Fund paid advisory fees of $8,204,106, $6,283,119 and $4,206,555 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Global Infrastructure Fund, RIM entered into a contractual fee agreement, from March 1, 2016 until February 28, 2017, that resulted in an effective advisory fee not to exceed 0.90%. From March 1, 2015 until February 29, 2016, RIM contractually agreed to waive 0.33% of its 1.25% advisory fee for the Fund, and from January 1, 2014 until February 28, 2015, to waive 0.31% of its 1.25% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 was $5,211,529, $5,192,729 and $4,201,415, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $15,204,837, $14,476,699 and $11,106,796 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Multi-Strategy Income Fund, RIM contractually agreed, from May 4, 2015 until February 28, 2017, to waive up to the full amount of its 0.75% advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.65% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2015 and 2016 was $492,335 and $1,370,507, respectively. There were no reimbursements for the periods ended October 31, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $536,218 and $1,652,619 for the fiscal years ended October 31, 2015 and 2016, respectively.
For the Select U.S. Equity Fund, RIM contractually agreed to waive from August 1, 2014 through February 28, 2017 up to the full amount of its 0.30% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expense on short sales, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 were $75,499, $439,638 and $392,140, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $15,922, $1,337,777 and $1,832,470 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
13

For the Select International Equity Fund, RIM contractually agreed to waive from August 1, 2014 through February 28, 2017 up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expense on short sales, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 were $102,207, $1,339,211 and $1,147,511, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waivers, the Fund paid advisory fees of $6,979, $1,599,115 and $2,351,511 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
From its advisory fees, RIM, as agent for RIC, pays all fees to the money managers of theUnderlying Funds for their investment advisory services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the advisory fees retained by RIM with respect to the Underlying Funds, net of fees paid to the money managers of the Underlying Funds but does not reflect RIM advisory fee waivers and expense reimbursements:
	$ Amount Retained			Annual rate (as a % of average daily net assets)
Underlying Fund	2016	2015	2014	2016	2015	2014
U.S. Defensive Equity Fund	$ 3,429,046	$ 4,234,952	$ 4,920,517	0.39%	0.38%	0.37%
U.S. Dynamic Equity Fund	$ 3,034,468	$ 3,874,610	$ 4,190,010	0.60%	0.59%	0.58%
U.S. Small Cap Equity Fund	$ 6,300,280	$ 7,801,438	$ 6,908,997	0.34%	0.34%	0.32%
Global Equity Fund	$16,921,343	$20,381,912	$22,006,600	0.68%	0.65%	0.66%
Emerging Markets Fund	$16,266,646	$19,883,709	$20,530,596	0.76%	0.73%	0.75%
Global Opportunistic Credit Fund	$11,845,751	$11,602,474	$ 9,043,507	0.68%	0.66%	0.64%
Unconstrained Total Return Fund(1)	$ 182,952	N/A	N/A	0.69%	N/A	N/A
Strategic Bond Fund	$24,041,962	$29,019,074	$30,953,456	0.42%	0.42%	0.41%
Investment Grade Bond Fund	$ 2,076,462	$ 2,573,172	$ 2,998,290	0.18%	0.18%	0.18%
Short Duration Bond Fund	$ 3,045,845	$ 4,003,524	$ 4,469,564	0.37%	0.38%	0.36%
Commodity Strategies Fund(2)	$ 7,363,295	$ 9,958,840	$12,101,403	1.05%	1.05%	1.04%
Global Infrastructure Fund	$11,997,789	$15,181,374	$15,975,267	0.98%	0.96%	0.98%
Global Real Estate Securities Fund	$ 8,064,491	$ 9,839,000	$10,031,433	0.58%	0.58%	0.57%
Multi-Strategy Income Fund(3)	$ 1,838,678	$ 611,066	N/A	0.46%	0.45%	N/A
Select U.S. Equity Fund(4)	$ 2,224,610	$ 1,777,415	$ 91,422	0.30%	0.30%	0.30%
Select International Equity Fund(4)	$ 3,499,022	$ 2,938,326	$ 109,186	0.45%	0.45%	0.45%
(1)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(2)	Does not reflect consolidation of Fund’s Subsidiary.
(3)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(4)	The Select U.S. Equity and Select International Equity Funds commenced operations on August 1, 2014.
ADMINISTRATOR.
RIFUS, with the assistance of RIM and its affiliates, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by certain third parties such as the custodian. RIFUS, like Russell Investments Financial Services, LLC (the Funds' distributor), is a wholly-owned subsidiary of RIM (the Funds' adviser).
Each of the Target Portfolio Funds pays an administrative fee directly to RIFUS, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RIFUS pursuant to an Administrative Agreement for an annual fee of up to 0.0425% of the average daily net asset value of each Fund. Effective October 1, 2010, the administrative fee for the Target Date Funds is 0.00%.
Each Fund invests its cash reserves in an unregistered cash management fund administered by RIFUS. RIFUS charges a 0.05% administrative fee to the unregistered fund.
The Funds paid RIFUS the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2016, 2015 and 2014, respectively.
Funds	10/31/16	10/31/15	10/31/14
Conservative Strategy Fund	$163,061	$207,375	$250,206
Moderate Strategy Fund	264,972	331,677	408,469
14

Funds	10/31/16	10/31/15	10/31/14
Balanced Strategy Fund	1,120,007	1,411,197	1,703,615
Growth Strategy Fund	718,835	894,366	1,079,627
Equity Growth Strategy Fund	296,495	367,652	456,436
2020 Strategy Fund	---	---	---
2025 Strategy Fund	---	---	---
2030 Strategy Fund	---	---	---
2035 Strategy Fund	---	---	---
2040 Strategy Fund	---	---	---
2045 Strategy Fund	---	---	---
2050 Strategy Fund	---	---	---
2055 Strategy Fund	---	---	---
In Retirement Fund	---	---	---
The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.
Current Waivers:
There are no current administrative fee waivers for the Funds.
Past Waivers:
There were no past administrative fee waivers for the Funds for the fiscal years ended October 31, 2016, 2015 and 2014.
Each of the Funds will indirectly bear its proportionate share of the administrative fees paid by the Underlying Funds in which it invests. The Underlying Funds in which the Funds may invest paid RIFUS the following administrative fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended October 31, 2016, 2015 and 2014, respectively:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2016	2015	2014	2016	2015	2014
U.S. Defensive Equity Fund	$ 424,370	$ 530,263	$ 628,342	0.05%	0.05%	0.05%
U.S. Dynamic Equity Fund	244,105	310,779	345,095	0.05%	0.05%	0.05%
U.S. Small Cap Equity Fund	893,765	1,102,330	1,017,466	0.05%	0.05%	0.05%
Global Equity Fund	1,201,665	1,490,399	1,599,125	0.05%	0.05%	0.05%
Emerging Markets Fund	1,034,415	1,296,122	1,310,790	0.05%	0.05%	0.05%
Global Opportunistic Credit Fund	843,843	838,568	677,498	0.05%	0.05%	0.05%
Unconstrained Total Return Fund(1)	12,715	N/A	N/A	0.05%	N/A	N/A
Strategic Bond Fund	2,784,025	3,260,596	3,564,230	0.05%	0.05%	0.05%
Investment Grade Bond Fund	545,126	676,852	790,483	0.05%	0.05%	0.05%
Short Duration Bond Fund	393,144	503,430	586,562	0.05%	0.05%	0.05%
Commodity Strategies Fund(2)	338,216	450,530	556,874	0.05%	0.05%	0.05%
Global Infrastructure Fund	590,972	749,514	777,656	0.05%	0.05%	0.05%
Global Real Estate Securities Fund	672,642	810,368	834,879	0.05%	0.05%	0.05%
Multi-Strategy Income Fund (3)	194,576	65,527	N/A	0.05%	0.05%	N/A
Select U.S. Equity Fund(4)	357,838	282,526	14,484	0.05%	0.05%	0.05%
Select International Equity Fund(4)	375,217	311,398	11,530	0.05%	0.05%	0.05%
(1)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(2)	Does not reflect consolidation of Fund’s Subsidiary.
(3)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(4)	The Select U.S. Equity and Select International Equity Funds commenced operations on August 1, 2014.
RIFUS has contractually agreed to waive and/or reimburse all or a portion of its administrative fees for certain Underlying Funds. These arrangements are not part of the Administrative Agreement and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the Underlying Funds’ last three fiscal years.
15

Current Underlying Fund Waivers:
The Commodity Strategies Subsidiary pays RIFUS an administrative fee at the annual rate of up to 0.05% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Administrative Fees”). Pursuant to a contractual agreement with the Commodity Strategies Fund, RIFUS has agreed to permanently waive the portion of the administrative fees paid by the Commodity Strategies Fund to RIFUS in the amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fees received by RIFUS, if any. This waiver may not be terminated by RIFUS.
Past Underlying Fund Waivers:
The Commodity Strategies Subsidiary pays RIFUS an administrative fee at the annual rate of 0.05% of its net assets (the “Commodity Strategies Subsidiary Administrative Fee”). RIFUS contractually agreed to waive all or a portion of the administrative fees paid by the Commodity Strategies Fund to RIFUS in an amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fee received by RIFUS, if any. RIFUS waived administrative fees in the amount of $108,985, $82,584 and $64,037 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Commodity Strategies Fund paid administrative fees of, $447,889, $367,946 and $274,179 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
PORTFOLIO MANAGERS.
The RIM Managers (RIM’s employees who manage the RIC Funds and Underlying Funds, oversee the Funds' and Underlying Funds' asset allocations and have primary responsibility for the management of the RIC Funds  and Underlying Funds) are compensated by RIM with salaries, annual incentive awards (paid in cash or awarded as part of a long term incentive plan) and profit sharing contributions. Salaries are fixed annually and are driven by the market place. Although compensation is not directly affected by an increase in fund assets, RIM Managers are responsible for aiding in client retention and assistance in RIM assets under management growth.
Annual incentive awards for the RIM Managers of the RIC Funds are assessed by senior management based on the following:
•	Qualitative measures, such as a RIM Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIM’s investment process. RIM Managers are evaluated on the performance of the total portfolio and all related decisions, for example, money manager selection, timing of money manager change decisions, direct investment activities and risk management.
•	Quantitative measures (fund performance). RIM Managers receive a quantitative performance assessment score for the Funds they manage. The score is predominantly based on 1-year and 3-year measurement horizons. A two year horizon may be used for a Fund that does not have 3 years of performance history.
In determining the relevant peer group, senior management assigns the peer group which in their judgment most closely represents the habitat of the Fund.  The RIM Manager does not choose the peer group.  With the exception of the Equity Growth Strategy Fund, the peer group assigned by senior management matches the assigned Morningstar peer group for the Fund.
LifePoints Target Portfolio Funds	Performance is generally assessed 25% relative to a blend of the Russell Global Index and the Bloomberg Barclays U.S. Aggregate Bond Index and 75% relative to the Fund’s Morningstar peer group. The benchmark blend is determined by senior management as that best representing the Fund’s investment strategy.
LifePoints Target Date Funds	Performance is generally assessed 25% relative to a blend of the Russell Global Index and the Bloomberg Barclays U.S. Aggregate Bond Index and 75% relative to the Fund’s Morningstar peer group. The benchmark blend is determined by senior management as that best representing the Fund’s investment strategy.
Fund weightings for each RIM Manager are determined at the beginning of each yearly assessment period and signed off by the asset class Chief Investment Officer (“CIO”). These Funds and the assessment weighting for each Fund are recorded in a central system at the beginning of the assessment period. Each Fund may have an equal weight, could be asset weighted, could be a combination of the two, or could be a custom set of applicable weights. Importantly, the assessment weighting for each Fund is approved by the asset class CIO at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end of the period to be used in the RIM Manager’s evaluation.
16

The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:
Conservative Strategy Fund	25% Russell Global Index/75% Bloomberg Barclays U.S. Aggregate Bond Index;
Morningstar Allocation 15-30% Equity
Moderate Strategy Fund	40% Russell Global Index / 60% Bloomberg Barclays U.S. Aggregate Bond Index;
Morningstar Allocation 30-50% Equity
Balanced Strategy Fund	65% Russell Global Index / 35% Bloomberg Barclays U.S. Aggregate Bond Index;
Morningstar Allocation 50-70% Equity
Growth Strategy Fund	80% Russell Global Index / 20% Bloomberg Barclays U.S. Aggregate Bond Index;
Morningstar Allocation 70-85% Equity
Equity Growth Strategy Fund	90% Russell Global Index / 10% Bloomberg Barclays U.S. Aggregate Bond Index;
Morningstar Allocation 85+% Equity
2020 Strategy Fund	41% Russell Global Index / 59% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Target Date 2016-2020
2025 Strategy Fund	51% Russell Global Index / 49% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Target Date 2021-2025
2030 Strategy Fund	64% Russell Global Index / 36% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Target Date 2026-2030
2035 Strategy Fund	78% Russell Global Index / 22% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Target Date 2031-2035
2040 Strategy Fund	92% Russell Global Index / 8% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Target Date 2036-2040
2045 Strategy Fund	92% Russell Global Index / 8% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Target Date 2041-2045
2050 Strategy Fund	92% Russell Global Index / 8% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Target Date 2046-2050
2055 Strategy Fund	92% Russell Global Index / 8% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Target Date 2051+
In Retirement Fund	32% Russell Global Index / 68% Bloomberg Barclays U.S. Aggregate Bond Index; Morningstar Retirement Income
RIM Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by RIM asset class CIOs. Russell Investments’ compensation committee approves salaries and annual incentive awards after the asset class CIOs’ recommendations have been reviewed by the Global Chief Investment Officer.
For the profit sharing plan, contributions by Russell Investments will be made at the discretion of Russell Investments’ Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell Investments’ profitability warrants a discretionary contribution will be solely within the Russell Investments Board’s discretion and not based on a static formula.
The long term incentive plan provides key professionals with future cash payments, the value of which is tied to Russell Investments’ financial performance. Awards under the long term incentive plan are based on expected future contribution to the success of Russell Investments. A long term incentive plan award could be part of a RIM Manager’s annual incentive award, which is discretionary. A long term incentive plan award is paid according to a three year vesting schedule from date of grant.
17

RIM Managers earning over a specified amount of cash compensation (salary plus annual incentive awards) are eligible to participate in the deferred compensation plan which allows the RIM Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of RIF Funds selected by the RIM Manager.
Equity Securities Beneficially Owned By Rim Managers In The FundS
They Manage For The Fiscal Year Ended October 31, 2016
RIM MANAGERS OF THE FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND MANAGED BY THE RIM MANAGER
Rob Balkema	$10,001 - $50,000	Conservative Strategy Fund
	$10,001 - $50,000	Moderate Strategy Fund
	$10,001 - $50,000	Balanced Strategy Fund
	$50,001 - $100,000	Growth Strategy Fund
	$10,001 - $50,000	Equity Growth Strategy Fund
	None	2020 Strategy Fund
	None	2025 Strategy Fund
	None	2030 Strategy Fund
	None	2035 Strategy Fund
	None	2040 Strategy Fund
	None	2045 Strategy Fund
	None	2050 Strategy Fund
	None	2055 Strategy Fund
	None	In Retirement Fund
Brian Meath	None	Conservative Strategy Fund
	None	Moderate Strategy Fund
	None	Balanced Strategy Fund
	$50,001 - $100,000	Growth Strategy Fund
	None	Equity Growth Strategy Fund
	None	2020 Strategy Fund
	None	2025 Strategy Fund
	$10,001 - $50,000	2030 Strategy Fund
	None	2035 Strategy Fund
	None	2040 Strategy Fund
	None	2045 Strategy Fund
	None	2050 Strategy Fund
	None	2055 Strategy Fund
	None	In Retirement Fund

RIM Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts, unregistered funds and commingled trusts. Russell Investments’ investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIM Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then selecting Underlying Fund money managers or Underlying Funds for the Funds to invest in to fulfill those needs. Specifically, RIM Managers make money manager or Underlying Fund selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIM Managers of Underlying Funds utilize RIM’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage. RIM Managers of funds of funds utilize Russell Investments' proprietary capital markets research and portfolio strategy analysis to assist in determining the Underlying Funds in which to invest and the asset allocations of the Funds to meet the unique investment needs of the various funds they manage.
18

At the core of Russell Investments’ investment process is a robust oversight and peer review program for money manager selection for the Underlying Funds and asset allocation for the funds of funds.  For RIM managers of Underlying Funds it includes the hiring, termination and retention of money managers.  For fund of funds asset allocations, this process includes defining a fund's objective and determining appropriate ways to measure performance. This process is overseen by Russell Investments’ Investment Strategy Committee (“ISC”) and the asset class CIOs who are responsible for monitoring the portfolio management duties performed within their specific asset class.
Occasionally, a particular money manager for an Underlying Fund may restrict the total amount of capacity they will allocate to Russell Investments portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell Investments portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell Investments, it is the RIM Manager’s responsibility to determine which portfolios receive the allocation. In cases where a RIM Manager is managing multiple portfolios and must allocate a manager differently across her/his funds, or multiple RIM Managers must allocate the same manager differently across their funds, both the asset class CIO and the ISC must review and ratify the recommendations.
OTHER ACCOUNTS MANAGED BY RIM MANAGERS
AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
AS OF October 31, 2016
RIM Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Rob Balkema	6	$1,500	17	$5,248	2	$1,427	$8,175
Brian Meath	6	$1,500	17	$5,248	2	$1,427	$8,175
None of the above Other Accounts Managed by RIM Managers have an advisory fee based on the performance of the account.
Further information on the RIM Managers of the Underlying Funds is available in the Underlying Funds’ respective SAIs.
MONEY MANAGERS.
The Underlying Funds’ money managers are not affiliates of RIC or RIM, other than as discretionary or non-discretionary managers for a portion of an Underlying Fund's portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary and/or non-discretionary managers for Russell Investments Trust Company, other investment vehicles sponsored or advised by RIM or its affiliates, other consulting clients of RIM, other offshore vehicles and/or for accounts which have no business relationship with RIM or its affiliates.
From its advisory fees received from the Underlying Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment selection services. Money manager fees are determined through arm’s-length negotiations with RIM. These negotiations take into account, among other factors, the anticipated nature and quality of services to be rendered, the current and expected future level of business with the money manager, and fees charged by the money manager and other money managers for services provided to funds and accounts with similar investment mandates. Typically, a sliding fee scale corresponding to future levels of assets is agreed upon to reflect economies of scale achieved as a result of cash inflows or market appreciation. RIM periodically reviews money manager fee levels and renegotiates these agreements as appropriate. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets with respect to which the money manager provides its services. For the Underlying Funds’ fiscal years ended October 31, 2016, 2015 and 2014, fees paid to the money managers of the Underlying Funds were:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2016	2015	2014	2016	2015	2014
U.S. Defensive Equity Fund	$1,407,797	$ 1,888,067	$ 2,335,884	0.16%	0.17%	0.18%
U.S. Dynamic Equity Fund	$1,012,541	$ 1,345,275	$ 1,607,525	0.20%	0.21%	0.22%
U.S. Small Cap Equity Fund	$6,664,970	$ 8,397,953	$ 8,050,135	0.36%	0.36%	0.38%
Global Equity Fund	$6,663,971	$ 9,343,738	$ 9,893,542	0.27%	0.30%	0.29%
Emerging Markets Fund	$8,345,479	$11,412,477	$11,130,972	0.39%	0.42%	0.40%
Global Opportunistic Credit Fund	$5,635,790	$ 5,997,912	$ 5,186,813	0.32%	0.34%	0.36%
Unconstrained Total Return Fund(1)	$ 80,278	N/A	N/A	0.31%	N/A	N/A
19

	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2016	2015	2014	2016	2015	2014
Strategic Bond Fund	$4,095,405	$5,205,412	$6,463,275	0.07%	0.08%	0.09%
Investment Grade Bond Fund	$ 747,545	$ 979,349	$1,150,786	0.07%	0.07%	0.07%
Short Duration Bond Fund	$ 620,150	$ 753,163	$1,072,216	0.08%	0.07%	0.09%
Commodity Strategies Fund(2)	$1,397,196	$1,865,142	$2,513,769	0.20%	0.20%	0.21%
Global Infrastructure Fund	$3,310,422	$4,488,054	$4,441,099	0.27%	0.29%	0.27%
Global Real Estate Securities Fund	$3,086,497	$3,771,324	$3,994,052	0.22%	0.22%	0.23%
Multi-Strategy Income Fund(3)	$1,184,448	$ 417,487	N/A	0.29%	0.30%	N/A
(1)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(2)	Does not reflect consolidation of Fund’s Subsidiary.
(3)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIC. As custodian, State Street is responsible for the safekeeping of the Funds' and Underlying Funds' assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each Fund and Underlying Fund for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: 1 Heritage Drive, North Quincy, MA 02171.
DISTRIBUTOR.
Russell Investments Financial Services, LLC (the “Distributor”) serves as the distributor of RIC Shares. Certain classes of RIC Funds pay for distribution-related services and shareholder services pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. As permitted by RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, the Distributor has entered into arrangements with Selling Agents and Servicing Agents (each, as defined below) to perform certain distribution and shareholder services for certain classes of RIC. The distribution fees and shareholder services fees paid by the Funds to the Distributor are then paid by the Distributor to these Selling Agents and Servicing Agents. With the exception of Class C1 Shares, the Distributor does not retain any of the distribution fees or shareholder servicing fees paid to it by the Funds. Any amounts that are unable to be paid to the Selling and Servicing Agents are returned to RIC. The Distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and all of the front-end sales charge imposed on Class A1, Class A2 and Class A3 Shares and may be deemed to be underwriters of the relevant Fund as defined in the Securities Act of 1933, as amended (“Securities Act”). Financial Intermediaries that sell Class A, Class A1, Class A2 and Class A3 Shares may also receive the distribution fee payable under the Funds’ Distribution Plan at an annual rate of up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A, Class A1, Class A2 and Class A3 Shares sold by them.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly-owned subsidiary of RIM and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
TRANSFER AND DIVIDEND DISBURSING AGENT.
RIFUS serves as transfer and dividend disbursing agent for RIC. For this service, RIFUS is paid a fee for transfer agency and dividend disbursing services provided to RIC. RIFUS retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RIFUS’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
RIFUS has contractually agreed to waive, through February 28, 2018, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Fund and Class	Amount Waived
Conservative Strategy Fund - Class A, A1, A2, A3, C, C1, E & S	0.02%
20

Fund and Class	Amount Waived
Conservative Strategy Fund - Class R1, R4, R5	0.15%
Conservative Strategy Fund - Class T	0.10%
Moderate Strategy Fund - Class A, A1, A2, A3, C, C1, R1, R4 & R5	0.08%
Moderate Strategy Fund - Class T	0.10%
Balanced Strategy Fund - Class A, A1, A2, A3, C & C1	0.10%
Balanced Strategy Fund - Class R1, R4 & R5	0.02%
Balanced Strategy Fund - Class T	0.10%
Growth Strategy Fund - Class R1, R4 & R5	0.05%
Growth Strategy Fund - Class T	0.10%
Equity Growth Strategy Fund - Class R1, R4 & R5	0.08%
Equity Growth Strategy Fund - Class T	0.10%
ORDER PLACEMENT DESIGNEES.
The Distributor or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIC. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds and Underlying Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101.
CODES OF ETHICS.
RIC, RIM, the Distributor and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund and Underlying Fund's shareholders, as applicable. The codes of ethics are designed to prevent affiliated persons of RIC, RIM, the Distributor and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds or Underlying Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund or an Underlying Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.
Because each money manager is an entity not affiliated with RIC or RIM, RIM relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIM with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.
PLAN PURSUANT TO RULE 18f-3.
SEC Rule 18f-3 under the 1940 Act permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this SAI, because the Funds offer multiple classes of Shares, the Funds will also be referred to as “Multiple Class Funds.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different
21

classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.
DISTRIBUTION PLANS.
Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each  Multiple Class Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.
Description of the Distribution Plan for Multiple Class Funds
In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.
For each Multiple Class Fund offering Class A, Class A1, Class A2, Class A3, Class C, Class C1 or Class R5 Shares, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class R5 Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A, Class A1, Class A2, Class A3, Class C, Class C1 or Class R5 Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.
For each Multiple Class Fund offering Class A, Class A1, Class A2, Class A3, Class C, Class C1 or Class R5 Shares, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class R5 Shares for any activities or expenses primarily intended to result in the sale of Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class R5 Shares of such Multiple Class Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Multiple Class Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.
22

Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plans, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this SAI as “Selling Agents.”
Under the Distribution Plan, the following Multiple Class Funds’ Class A, Class C and Class R5 Shares accrued expenses in the following amounts, payable as compensation to the Selling Agents by the Distributor, for the fiscal years ended October 31, 2016, 2015 and 2014 (these amounts were for compensation to dealers):
Funds	Class A 10/31/16	Class C 10/31/16	Class R5 10/31/16
Conservative Strategy Fund	$ 237,539	$1,283,839	$ 41,281
Moderate Strategy Fund	471,776	1,806,508	51,014
Balanced Strategy Fund	2,096,630	7,374,583	203,534
Growth Strategy Fund	1,522,408	4,436,440	143,905
Equity Growth Strategy Fund	469,840	1,921,641	61,904
2020 Strategy Fund	514	N/A	33,489
2025 Strategy Fund	N/A	N/A	16,041
2030 Strategy Fund	1,960	N/A	41,583
2035 Strategy Fund	N/A	N/A	13,432
2040 Strategy Fund	1,565	N/A	26,588
2045 Strategy Fund	N/A	N/A	8,146
2050 Strategy Fund	N/A	N/A	8,219
2055 Strategy Fund	N/A	N/A	2,292
In Retirement Fund	1,122	N/A	13,260

Funds	Class A 10/31/15	Class C 10/31/15	Class R5 10/31/15
Conservative Strategy Fund	$ 285,400	$1,510,654	$ 60,418
Moderate Strategy Fund	543,563	2,162,973	74,162
Balanced Strategy Fund	2,508,718	8,886,480	301,494
Growth Strategy Fund	1,805,607	5,346,705	195,056
Equity Growth Strategy Fund	557,146	2,303,776	101,835
2020 Strategy Fund	843	N/A	60,203
2025 Strategy Fund	N/A	N/A	23,562
2030 Strategy Fund	2,719	N/A	66,831
2035 Strategy Fund	N/A	N/A	20,387
2040 Strategy Fund	2,430	N/A	44,664
2045 Strategy Fund	N/A	N/A	9,203
2050 Strategy Fund	N/A	N/A	10,725
2055 Strategy Fund	N/A	N/A	1,762
In Retirement Fund	1,188	N/A	22,452

Funds	Class A 10/31/14	Class C 10/31/14	Class R5 10/31/14*
Conservative Strategy Fund	$ 319,480	$1,611,384	$ 84,378
Moderate Strategy Fund	579,727	2,311,751	115,450
Balanced Strategy Fund	2,708,996	9,606,790	430,109
Growth Strategy Fund	1,932,053	5,807,117	277,358
Equity Growth Strategy Fund	599,035	2,511,531	152,806
2020 Strategy Fund	2,438	111,119	7,595
2025 Strategy Fund	N/A	N/A	34,486
2030 Strategy Fund	5,099	103,051	7,955
2035 Strategy Fund	N/A	N/A	28,209
2040 Strategy Fund	2,731	69,115	5,025
2045 Strategy Fund	N/A	N/A	11,142
2050 Strategy Fund	N/A	N/A	13,566
23

Funds	Class A 10/31/14	Class C 10/31/14	Class R5 10/31/14*
2055 Strategy Fund	N/A	N/A	1,351
In Retirement Fund	1,227	N/A	32,725
*	As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all Class R3 shareholders were issued shares of Class R5. Class R3 shares are no longer offered. The amounts reported for the period ended October 31, 2014 reflect a consolidation of the compensation to the Selling Agents of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the compensation to the Selling Agents of Class R5 shares for the period October 2, 2014 through October 31, 2014. All prior periods reflect the compensation to the Selling Agents of Class R3 shares.
Under the Distribution Plan for Class A1, Class A2, Class A3, Class C1, Class R4 and Class R5 Shares, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, investment advisers, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Class A1, Class A2, Class A3, Class C1, Class R4 or Class R5 Shares offering such Shares for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Class A1, Class A2, Class A3, Class C1, Class R4 or Class R5 Shares. Such payments by RIC will be calculated daily and paid quarterly or monthly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Class A1, Class A2, Class A3, Class C1, Class R4 or Class R5 Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.
SHAREHOLDER SERVICES PLAN.
A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This plan is referred to as the “Service Plan.”
Under the Service Plan, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Class C or Class E Shares, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Class C or Class E Shares. Such payments by RIC will be calculated daily and paid quarterly or monthly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.
Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC’s officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund’s Shares, by a vote of a majority of the Independent Trustees.
Under the Service Plan, the following Multiple Class Funds’ Class C, Class E, Class R4 and Class R5 Shares accrued expenses in the following amounts payable to the Servicing Agents by the Distributor, for the fiscal year ended October 31, 2016:
Funds	Class C	Class E	Class R4	Class R5
Conservative Strategy Fund	$ 427,946	$37,804	$ 41,009	$ 41,281
Moderate Strategy Fund	602,169	26,845	73,665	51,014
Balanced Strategy Fund	2,458,194	68,295	329,532	203,534
Growth Strategy Fund	1,478,813	55,216	234,592	143,905
Equity Growth Strategy Fund	640,547	18,546	83,373	61,904
2020 Strategy Fund	N/A	4,677	23,399	33,489
2025 Strategy Fund	N/A	N/A	18,493	16,041
2030 Strategy Fund	N/A	642	26,386	41,583
2035 Strategy Fund	N/A	N/A	18,246	13,432
2040 Strategy Fund	N/A	261	16,029	26,588
2045 Strategy Fund	N/A	N/A	10,197	8,146
2050 Strategy Fund	N/A	N/A	6,370	8,219
24

Funds	Class C	Class E	Class R4	Class R5
2055 Strategy Fund	N/A	N/A	3,932	2,292
In Retirement Fund	N/A	N/A	22,290	13,260
UNDERLYING FUND EXPENSES.
The Underlying Funds will pay all their expenses other than those expressly assumed by RIM and RIFUS. The principal expenses of the Underlying Funds are the annual advisory fee and the annual administrative fee, payable to RIM and RIFUS, respectively. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Underlying Fund or Class of Shares, the expense is charged to that Underlying Fund or Class of Shares. Common expenses are allocated among the RIC Underlying Funds based primarily upon their relative net assets.
FUND OPERATING EXPENSES.
As a shareholder of the Underlying Funds, each Fund indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. RIM has agreed to assume the responsibility of payment for all Fund operating expenses other than Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses and extraordinary expenses. If this arrangement is discontinued, Fund expenses may increase.
PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES.
As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.
Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.
Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the distribution plan or shareholder services plan for that specific class, (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.
The following classes of shares are available for purchase. See the  applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.
Class A Shares of the LifePoints Target Portfolio, 2020 Strategy, 2030 Strategy, 2040 Strategy and In Retirement Funds
Class A Shares of the 2020 Strategy, 2030 Strategy, 2040 Strategy and In Retirement Funds are not currently offered to new shareholders and may only be purchased by existing Class A shareholders in a Fund.
Class A Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. You pay a lower front-end sales charge as the size of your investment increases to certain levels. The Funds receive the entire net asset value of all Class A Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
25

Amount of investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	--0--	--0--	up to 1.00%
Class A1 Shares of the LifePoints Target Portfolio Funds
Class A1 Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. Front-end sales charges are assessed on a per-transaction basis. You pay a lower front-end sales charge as the size of your transaction increases to certain levels. The Funds receive the entire net asset value of all Class A1 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
Amount of purchase	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $250,000	2.50%	2.56%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%

Class A2 Shares of the LifePoints Target Portfolio Funds
Class A2 Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. You pay a lower front-end sales charge as the size of your investment increases to certain levels. The Funds receive the entire net asset value of all Class A2 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
Amount of investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	--0--	--0--	1.00%
Class A3 Shares of the LifePoints Target Portfolio Funds
Class A3 Shares are sold at offering price, which is the net asset value plus a front-end sales charge of 3.00%. The front-end sales charge as a percentage of your net amount invested is 3.09%. The Funds receive the entire net asset value of all Class A3 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer a 3.00% commission.
Investments of $1,000,000 or more (Class A and Class A2 Shares). With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge when you buy $1,000,000 or more of shares of the RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on those Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.
Commissions are paid to Financial Intermediaries on Class A Share purchases of $1 million or more by a single shareholder which are not subject to a front-end sales charge, at the following rates: 1.00% on purchases of $1 million or more but less than $4 million, plus 0.50% on the next $6 million, plus 0.25% on purchases of $10 million or more. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.
A 1.00% commission is paid to Financial Intermediaries on Class A2 Share purchases of $1 million or more by a single shareholder which are not subject to a front-end sales charge. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.
26

Class C Shares of the LifePoints Target Portfolio Funds
Financial Intermediaries that sell Class C Shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C Shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C Shares sold by them.
Class C1 Shares of the LifePoints Target Portfolio Funds
Financial Intermediaries that sell Class C1 Shares will receive the shareholder services fee payable under the Funds' Distribution Plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C1 Shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C1 Shares sold by them. The Fund’s Distributor retains the annual distribution fees of 0.75% for one year following the purchase of such Class C1 Shares and pays 1.00% of the amount invested in Class C1 Shares to Financial Intermediaries who sell Class C1 Shares. If you redeem Class C1 Shares within 12 months of purchase, you will pay a deferred sales charge of 1.00%.
Class E Shares of the LifePoints Target Portfolio, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Financial Intermediaries that sell Class E Shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E Shares sold by them.
Class S Shares of the LifePoints Target Portfolio, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Financial Intermediaries will receive no shareholder services or distribution fees for Class S Shares.
Class T Shares of the LifePoints Target Portfolio Funds
Financial Intermediaries will receive no shareholder services or distribution fees for Class T Shares.
Class R1 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds
Financial Intermediaries will receive no shareholder services or distribution fees for Class R1 shares.
Class R4 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds
Financial Intermediaries that sell Class R4 shares will receive the shareholder services fee payable under the Funds’ distribution plan at an annual rate equal to 0.25% of the average daily net assets represented by Class R4 shares sold by them.
Class R5 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds
Financial Intermediaries that sell Class R5 shares will receive the shareholder services fee payable under the Funds’ distribution plan at an annual rate equal to 0.25% of the average daily net assets represented by Class R5 shares sold by them and the distribution fee payable under the Funds’ distribution plan at an annual rate of up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class R5 shares sold by them.
Class E and S Shares of all Funds offering Class E and S Shares except the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Class E and S Shares of each Fund which offers Class E and S Shares may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee or other similar fee for their services for the shareholder account in which the Class E or S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;
(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEP-IRAs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;
(3)	clients of Financial Intermediaries who are members of Russell Investments;
(4)	individuals pursuant to employee investment programs of Russell Investments or its affiliates; or
(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds'
27

Distributor to sell such Class E or S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
Class E and S Shares of the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Class E and S Shares are only available to (1) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants or (2) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from under the Securities Act of 1933. Class E and S Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEP-IRAs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares. Current shareholders of Class E or S Shares who acquired their shares prior to December 14, 2007 may make additional purchases of Class E and S Shares in their existing accounts without regard to the foregoing restrictions.
The Funds generally do not have the ability to enforce these limitations on access to Share Classes with eligibility requirements. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Share Classes with eligibility requirements available to those categories of investors listed above that qualify for access to such Share Classes. However, the Funds will not knowingly sell Share Classes with eligibility requirements to any investor not meeting one of the foregoing criteria.
The Funds’ Distributor reserves the right to move a shareholder from a Share Class of a Fund that pays 12b-1 fees to a Share Class of the same Fund that does not pay 12b-1 fees if such shareholder no longer has a relationship with a Financial Intermediary and holds Fund Shares directly with the Funds’ Transfer Agent. For cost basis reporting to the IRS, the Funds’ Transfer Agent will treat the exchange as a non-taxable event and will carry any cost basis the Transfer Agent is tracking for the shareholder to the new Share Class.
Class R1, R4 and R5 Shares of the Target Portfolio and Target Date Funds
Class R1, Class R4 and Class R5 Shares are only available to (1) employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants, (2) 401k rollover accounts investing through recordkeeping platforms where the platform has a sales agreement with the Funds’ distributor to sell Class R1, Class R4 or Class R5 Shares and consolidates and holds all Fund Shares in omnibus accounts on behalf of shareholders or (3) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from the Securities Act of 1933, as amended (“Securities Act”). In addition, Class R1 Shares of the Target Date Series Funds are available to individuals pursuant to employee investment programs of Russell Investments or its affiliates. Class R1, Class R4 and Class R5 Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.
Class T Shares of all Funds
Class T Shares of each Fund may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee or other similar fee for their services for the shareholder account in which the Class T Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest; or
(2)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class T Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
In addition, Class T Shares are available only to shareholders who transact on or through advisory platforms that provide limited services to shareholders and charge a transaction fee to shareholders for transactions in Shares of the Funds.
28

Class S Shares of the LifePoints Target Portfolio, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Converting from Class S to Class A Shares
You can redeem Class S Shares held in an account that charges an advisory fee, management fee, consulting fee or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A Shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S Shares in the fee-based program for at least one year, (c) the purchase of the Class A Shares is part of a series of transactions designed to move you from Class S Shares to Class A Shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. RIFUS believes that a conversion between classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the conversion as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
Sales Charge Waivers and Reductions
Please see the Funds' Prospectuses for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.
Minimum Initial Investment Requirements
There is currently no required minimum initial investment for Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $500.
Signature Guarantee
Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or account changes. A signature guarantee verifies the authenticity of your signature and helps protect your account against fraud or unauthorized transactions. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, with which you have a banking or investment relationship. A notary public cannot provide a signature guarantee. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.
If you hold shares directly with the Fund and you do not have a relationship with any eligible guarantor, and are unable to obtain a signature guarantee, the Fund may accept alternate identification documentation in lieu of a signature guarantee, at the discretion of the Transfer Agent.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
If you have elected to receive dividends and/or distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Funds with regards to your uncashed checks, the Funds may convert your distribution option to have all dividends and/or distributions reinvested in additional shares.
VALUATION OF FUND SHARES.
The net asset value per share of each Class of Shares is calculated separately for each Fund Class on each business day on which Shares are offered or redemption orders are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding and rounding to the nearest cent. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com. For additional information regarding the calculation of Fund net asset value, please see the section titled “HOW NET ASSET VALUE IS DETERMINED” in the Prospectus.
29

VALUATION OF PORTFOLIO SECURITIES.
The Funds value the Shares of the Underlying Funds at the current net asset value per share of each Underlying Fund.
The Funds and Underlying Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds and Underlying Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RIFUS, RIFUS’s Oversight Committee and the Funds' and Underlying Funds’ custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds and Underlying Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid. Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund or an Underlying Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund or an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund or Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' and Underlying Funds’ net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund and Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund and Underlying Fund (and each Fund which invests in such Underlying Fund) when the Fund or Underlying Fund deems that the particular event or circumstance would materially affect such Fund or Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities will use fair value pricing more often (typically daily) since “significant” events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders are not able to purchase or redeem Fund Shares.
30

PORTFOLIO TURNOVER RATES OF THE FUNDS.
Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities, including Underlying Fund Shares, for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures and forward contracts, are excluded. The Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund’s Shares; (ii) change the percentages of each Fund’s assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund’s assets among the Underlying Funds generally within the percentage limits described in the Prospectus.
The portfolio turnover rates for the fiscal years ended October 31, 2016 and 2015 for each Fund were:
Funds	10/31/16	10/31/15
Conservative Strategy Fund	18%	39%
Moderate Strategy Fund	34%	32%
Balanced Strategy Fund	16%	35%
Growth Strategy Fund	14%	39%
Equity Growth Strategy Fund	16%	47%
2020 Strategy Fund	28%	28%
2025 Strategy Fund	27%	53%
2030 Strategy Fund	24%	32%
2035 Strategy Fund	29%	46%
2040 Strategy Fund	31%	25%
2045 Strategy Fund	28%	39%
2050 Strategy Fund	53%	44%
2055 Strategy Fund	76%	28%
In Retirement Fund	21%	56%
PORTFOLIO TURNOVER RATES OF THE UNDERLYING FUNDS.
Portfolio turnover measures how frequently securities held by an Underlying Fund are bought and sold. The portfolio turnover rate for each Underlying Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Underlying Fund during the year.
The portfolio turnover rates for the fiscal years ended October 31, 2016 and 2015 for the Underlying Funds were:
	10/31/16	10/31/15
U.S. Defensive Equity Fund	94%	93%
U.S. Dynamic Equity Fund	118%	142%
Select U.S. Equity Fund	9%	44%
U.S. Small Cap Equity Fund	98%	95%
Global Equity Fund	46%	47%
Select International Equity Fund	57%	25%
Emerging Markets Fund	68%	71%
Global Opportunistic Credit Fund	68%	98%
Unconstrained Total Return Fund(1)	43%	N/A
Strategic Bond Fund	203%	152%
Investment Grade Bond Fund	207%	187%
Short Duration Bond Fund	113%	183%
Commodity Strategies Fund	0%	0%
Global Infrastructure Fund	102%	86%
Global Real Estate Securities Fund	79%	61%
Multi-Strategy Income Fund(2)	67%	38%
(1)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(2)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s or an Underlying Fund’s portfolio securities (see “Taxes”).
31

DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board or CCO, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.
Public Disclosures of Portfolio Holdings Information
Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, https://russellinvestments.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website no later than 15 calendar days after each month end.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIM may, consistent with the statement of policy set forth above and with the prior approval of the CCO, prepare and make available on the Funds' website a statement relating to such event which may include information regarding the Funds' portfolio holdings.
Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
Non-Public Disclosures of Portfolio Holdings Information
RIM and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds' portfolios including compliance testing, receipt of relevant research and for creation of Fund sales literature. Mellon Analytical Solutions, Brown Brothers Harriman, Bloomberg AIM, Barclays Point, Glass Lewis & Co., LLC, FactSet Research Systems Inc., Axioma, Advent Software, Inc., Vestek, Amba Research, Genpact, Riskmetrics Hedge Platform, Hexaware, SS&C, Electra Information Systems and Fund Assist provide such services to RIM and the money managers and as such may receive monthly, weekly or daily portfolio holdings. RIM and the money managers may periodically distribute a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, the Funds' custodian generates portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GainsKeeper, Interactive Data Corporation (“IDC”), Glass Lewis & Co., LLC, ISS, PricewaterhouseCoopers LLP and Cloudmargin provide performance and financial reporting, tax filing services, pricing, proxy voting, class action registration services, audit services and collateral management, respectively, to RIM, RIFUS or the Funds. CTI and Glass Lewis receive daily portfolio holdings information in connection with their services. State Street (Boston) as custodian and fund accounting agent for the Funds provides portfolio holdings to State Street (Sacramento) who is the pricing vendor for over the counter (OTC) derivative instruments. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
From time to time, rating and ranking organizations such as Crane Data LLC, Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds' shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.
32

No compensation or other consideration is paid to the Funds, RIM or the money managers for any non–public disclosure of portfolio holdings information.
Administration of the Portfolio Holdings Disclosure Policies
The CCO will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the CCO or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RIFUS Fund Administration and RIM’s Investment Management and Research Division, to inform the CCO of any third parties receiving portfolio holdings information which has not previously been disclosed. The CCO is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds' CCO. If the CCO deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds' Board, as required by Rule 38a-1. The CCO also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board.
Disclosure of the Funds' portfolio holdings made in accordance with these procedures is authorized by the Funds' Board. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds' Board; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the CCO. If the CCO is unavailable, waivers or exceptions in connection with the operational or administrative functions may be made with the prior consent of the Funds' Chief Legal Officer or Chief Financial Officer. All such waivers and exceptions by the CCO, Chief Legal Officer or Chief Financial Officer will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.
PROXY VOTING POLICIES AND PROCEDURES.
The Funds invest principally in the Underlying Funds. Each Fund will vote in the same manner and proportion as the votes cast by other shareholders of the Underlying Funds in which the Fund invests.  In the event that an Underlying Fund’s only shareholders are the Funds or RIF funds-of-funds, each Fund will vote pursuant to the recommendation of the Proxy Administrator (as defined below).
The Board has delegated to RIM, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds and Underlying Funds may be invested. RIM has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIM has also hired a third party service provider to serve as proxy administrator (“Proxy Administrator”), which may provide RIM with research, analysis and/or recommendations relating to proxy voting. RIM (whether acting directly or through the Committee) retains final authority with respect to proxy voting.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIM’s clients (including the Funds and Underlying Funds) and to enable the Committee to receive timely notice of and resolve any material conflicts of interest between the Funds or Underlying Funds on the one hand, and RIM or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.
The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.
•	Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.
33

•	In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.
•	In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
•	In regard to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Proxy Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.
•	Generally, proxies are voted for executive and director stock option plans unless the Proxy Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.
•	Other than with respect to the exceptions specified in the Guidelines, proxies related to social, political or environmental issues will be determined on a case-by-case basis.
Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Proxy Administrator is obligated to request additional direction from the Committee. The Proxy Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at https://russellinvestments.com and on the SEC’s website at http://www.sec.gov.
BROKERAGE ALLOCATIONS.
Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made by RIM with respect to the Funds and either by the money manager of the Underlying Fund or by RIM with respect to the Underlying Funds. RIC's arrangements with RIM and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIM and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.
A money manager may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. RIM effects certain portfolio transactions for the Funds and certain Underlying Funds through RIIS and for the Select U.S. Equity and Select International Equity Funds, RIM intends to effect all portfolio transactions through RIIS.
34

RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. For the Funds, trades placed through RIIS and its independent brokers are made to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to the Underlying Funds, including assets RIM may manage to seek to actively manage the Fund’s overall exposures and for each Fund’s cash reserves. For the Underlying Funds, except the Select U.S. Equity and Select International Equity Funds, trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions for the Underlying Funds, (ii) to execute portfolio securities transactions for the portion of each Underlying Fund’s assets that RIM determines not to allocate to money managers, including assets RIM may manage to effect an Underlying Fund's investment strategies and/or to modify an Underlying Fund's overall portfolio characteristics and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading (collectively, “derivatives trading”) on behalf of the Funds and Underlying Funds. In connection with these transactions, RIIS may (i) negotiate, amend, execute and deliver International Swaps and Derivatives Association, Inc. agreements, supporting annexes, confirmations and schedules, including but not limited to, credit support documents (whether by way of title transfer or by way of security), futures agreements, foreign currency documentation and any other agreements or instruments RIIS considers necessary or desirable for the purpose of entering into derivatives trading transactions; and (ii) deliver to counterparties, on behalf of the Funds and Underlying Funds, representations, warranties and covenants, including but not limited to certain tax representations, along with such financial information regarding the Funds and Underlying Funds as such counterparties may reasonably request.
In the case of securities traded in the over-the-counter market and depending on where best execution is believed to be available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.
Certain Underlying Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers, as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services, SSGM and their correspondents are used (i) to obtain research services for RIM to assist RIM in its investment decision-making process in its capacity as Advisor to the Underlying Funds or (ii) to generate commission rebates to the Underlying Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIM or to generate commission rebates to the Underlying Funds, the Underlying Funds’ money managers are requested to, and RIM may with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIM believe that the Underlying Funds will receive best execution. In addition, RIM recommends targets for the amount of trading that money managers direct though Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIM by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIM may benefit the particular Underlying Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIM or its affiliates. Similarly, the Underlying Funds may benefit from research provided with respect to trading by those other funds and clients.
Decisions concerning the acquisition of research services by RIM are approved and monitored by a Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIM using soft commissions generated by funds managed by RIM or its affiliates, including the Underlying Funds.
Recapture Services, SSGM or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through Recapture Services, SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIM’s research needs have been met.
35

Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIM or commission recapture to the Underlying Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e., brokerage arrangements designed to reduce costs and optimize performance during the transition of Underlying Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.
Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.
BROKERAGE COMMISSIONS.
During the Underlying Funds’ fiscal years ended October 31, 2016, 2015 and 2014, the total brokerage commissions paid by the Underlying Funds were:
	2016	2015	2014
U.S. Defensive Equity Fund	$ 332,699	$ 460,503	$ 645,836
U.S. Dynamic Equity Fund	651,333	935,820	$1,091,503
U.S. Small Cap Equity Fund	4,561,038	5,116,574	4,496,937
Global Equity Fund	1,805,550	2,033,323	2,003,466
Emerging Markets Fund	3,698,029	4,703,446	4,929,665
Global Opportunistic Credit Fund	114,752	169,085	24,823
Unconstrained Total Return Fund(1)	2,355	N/A	N/A
Strategic Bond Fund	1,180,663	466,488	1,094,854
Investment Grade Bond Fund	120,831	50,637	208,765
Short Duration Bond Fund	29,637	45,270	185,425
Global Infrastructure Fund	2,472,440	2,841,635	3,351,103
Global Real Estate Securities Fund	1,987,574	2,262,942	2,239,194
Multi-Strategy Income Fund(2)	278,965	126,471	N/A
Select U.S. Equity Fund(3)	77,624	288,627	38,207
Select International Equity Fund(3)	626,077	593,360	72,608
(1)	The Unconstrained Total Return Fund commenced operations on September 23, 2016.
(2)	The Multi-Strategy Income Fund commenced operations on May 4, 2015.
(3)	The Select U.S. Equity and Select International Equity Funds commenced operations on August 1, 2014.
The principal reasons for changes in several Underlying Funds’ brokerage commissions for the three years were (1) changes in Underlying Fund asset size, (2) changes in market conditions and (3) changes in money managers of certain Underlying Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.
During the Underlying Funds’ fiscal year ended October 31, 2016, approximately $1,261,827 of the brokerage commissions of the Underlying Funds were directed to brokers who provided brokerage or research services to RIM. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.
Gross brokerage commissions received by broker/dealers that were affiliated with RIM or the relevant money managers for the Underlying Funds' fiscal years ended October 31, 2016, 2015 and 2014 from portfolio transactions effected for the Underlying Funds were as follows:
Fund Name	RIM/Money Manager	Affiliated Broker	2016 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
U.S. Defensive Equity Fund
RIM
36

Fund Name	RIM/Money Manager	Affiliated Broker	2016 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell Investments Implementation Services, LLC	91,825	27.60%	12.666%
Total:	91,825	27.60%	12.666%
U.S. Dynamic Equity Fund
Cornerstone Capital Management
Russell Investments Implementation Services, LLC	3,199	0.491%	0.386%
RIM
Russell Investments Implementation Services, LLC	54,723	8.402%	6.699%
Total:	57,922	8.893%	7.085%
U.S. Small Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	890,335	19.520%	18.004%
Total:	890,335	19.520%	18.004%
Global Equity Fund
RIM
Russell Investments Implementation Services, LLC	393,198	21.777%	8.228%
Total:	393,198	21.777%	8.228%
Emerging Markets Fund
RIM
Russell Investments Implementation Services, LLC	617,691	16.703%	3.98%
Total:	617,691	16.703%	3.98%
Strategic Bond Fund
RIM
Russell Investments Implementation Services, LLC	673,156	57.015%	1.766%
Total:	673,156	57.015%	1.766%
Investment Grade Bond Fund
RIM
Russell Investments Implementation Services, LLC	68,214	56.454%	1.298%
Total:	68,214	56.454%	1.298%
Global Infrastructure Fund
RIM
Russell Investments Implementation Services, LLC	327,339	13.239%	9.104%
Total:	327,339	13.239%	9.104%
Global Real Estate Securities Fund
RIM
Russell Investments Implementation Services, LLC	331,051	16.656%	12.142%
Total:	331,051	16.656%	12.142%
Multi-Strategy Income Fund
RIM
Russell Investments Implementation Services, LLC	17,417	6.244%	0.784%
Total:	17,417	6.244%	0.784%

Fund Name	RIM/Money Manager	Affiliated Broker	2015 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
U.S. Defensive Equity Fund
RIM
37

Fund Name	RIM/Money Manager	Affiliated Broker	2015 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell Investments Implementation Services, LLC	98,726	21.439%	13.945%
Total:	98,726	21.439%	13.945%
U.S. Dynamic Equity Fund
Cornerstone Capital Management
Russell Investments Implementation Services, LLC	2,289	0.245%	0.26%
RIM
Russell Investments Implementation Services, LLC	91,306	9.757%	6.456%
Total:	93,595	10.001%	6.716%
U.S. Small Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	971,282	18.983%	18.284%
Total:	971,282	18.983%	18.284%
Global Equity Fund
RIM
Russell Investments Implementation Services, LLC	457,429	22.497%	11.358%
Total:	457,429	22.497%	11.358%
Emerging Markets Fund
RIM
Russell Investments Implementation Services, LLC	1,559,038	33.147%	6.571%
Total:	1,559,038	33.147%	6.571%
Strategic Bond Fund
RIM
Russell Investments Implementation Services, LLC	1,363	0.292%	0.008%
Total:	1,363	0.292%	0.008%
Short Duration Bond Fund
RIM
Russell Investments Implementation Services, LLC	71	0.156%	0.003%
Total:	71	0.156%	0.003%
Global Infrastructure Fund
RIM
Russell Investments Implementation Services, LLC	278,579	9.803%	7.331%
Total:	278,579	9.803%	7.331%
Global Real Estate Securities Fund
RIM
Russell Investments Implementation Services, LLC	239,878	10.60%	8.651%
Total:	239,878	10.60%	8.651%
Multi-Strategy Income Fund
RIM
Russell Investments Implementation Services, LLC	79,620	62.955%	10.063%
Total:	79,620	62.955%	10.063%

Fund Name	RIM/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
U.S. Defensive Equity Fund
38

Fund Name	RIM/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
	RIM
		Russell Investments Implementation Services, LLC	108,653	16.824%	8.843%
Total:			108,653	16.824%	8.843%
U.S. Dynamic Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	76,837	7.040%	8.602%
Total:			76,837	7.040%	8.602%
U.S. Small Cap Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	660,863	14.696%	15.143%
Total:			660,863	14.696%	15.143%
Global Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	162,742	8.123%	4.797%
Total:			162,742	8.123%	4.797%
Emerging Markets Fund
	RIM
		Russell Investments Implementation Services, LLC	887,322	18.000%	5.929%
	UBS Global Asset Management
		UBS Securities LLC	1,794	0.036%	0.024%
Total:			889,116	18.036%	5.954%
Strategic Bond Fund
	RIM
		Russell Investments Implementation Services, LLC	285,945	26.117%	0.708%
Total:			285,945	26.117%	0.708%
Investment Grade Bond Fund
	RIM
		Russell Investments Implementation Services, LLC	162,934	78.047%	1.330%
Total:			162,934	78.047%	1.330%
Short Duration Bond Fund
	RIM
		Russell Investments Implementation Services, LLC	105,209	56.740%	1.264%
Total:			105,209	56.740%	1.264%
Global Infrastructure Fund
	RIM
		Russell Investments Implementation Services, LLC	687,641	20.520%	13.717%
Total:			687,641	20.520%	13.717%
Global Real Estate Securities Fund
	RIM
39

Fund Name	RIM/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
		Russell Investments Implementation Services, LLC	272,169	12.155%	11.025%
Total:			272,169	12.155%	11.025%
The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2016 for the Underlying Funds was 19.33%.
During the Underlying Funds’ fiscal year ended October 31, 2016, the Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act. The values of broker–dealer securities held as of October 31, 2016, were as follows:

Broker	U.S. Defensive Equity Fund	U.S. Dynamic Equity Fund	U.S. Small Cap Equity Fund
Barclays Capital, Inc.
Citigroup Inc.		8,897,428
Credit Suisse First Boston Corp.
Goldman, Sachs & Co.		3,411,870
Investment Technology Group, Inc.			451,645
J.P. Morgan Securities, Inc.		7,624,903	825,736
Macquarie Group Limited		(91,300)
Merrill Lynch, Pierce, Fenner & Smith, Inc.		10,807,484
Morgan Stanley & Co. Incorporated		1,900,901
Nomura Bank
Raymond James Financial, Inc.
Royal Bank of Canada
State Street Global Markets, LLC	3,633,789	1,950,574
UBS Securities LLC		1,273,335
Wells Fargo Advisors	8,607,551	159,977

Broker	Global Equity Fund	Emerging Markets Fund	Global Opportunistic Fund	Unconstrained Total Return Fund	Strategic Bond Fund	Investment Grade Bond Fund
Barclays Capital, Inc.	14,499,599	595,441	3,666,329		441,647	195,573
Citigroup Inc.	18,927,665		5,656,422		83,697,619	9,327,139
Credit Suisse First Boston Corp.	16,954,727		772,000	994,923	18,109,314	1,914,595
Goldman, Sachs & Co.	9,179,360		1,634,199		41,608,198	9,974,291
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	42,493,365	12,058,576	3,623,691	1,284,416	72,096,808	8,790,060
Macquarie Group Limited		1,733,122		1,497,269
Merrill Lynch, Pierce, Fenner & Smith, Inc.	17,655,000		1,907,387	468,535	71,612,140	10,970,865
Morgan Stanley & Co. Incorporated				345,471	47,630,468	8,846,835
Nomura Bank					15,127,812
Raymond James Financial, Inc.
Royal Bank of Canada	793,454				4,002,160	504,073
State Street Global Markets, LLC	10,704,497				1,041,558
UBS Securities LLC			614,250	150,473	25,145,556	2,645,630
Wells Fargo Advisors	13,441,729		1,802,068	186,515	70,656,940	6,125,604

40

Broker	Short Duration Bond Fund	Global Infrastructure Fund	Global Real Estate Securities Fund	Multi-Strategy Income Fund	Select U.S. Equity Fund	Select International Equity Fund
Barclays Capital, Inc.				1,779,486		1,728,736
Citigroup Inc.	4,838,507			2,738,592	5,422,720
Credit Suisse First Boston Corp.	5,302,428			414,000		908,039
Goldman, Sachs & Co.	4,291,910			851,050	2,479,497
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	18,613,284			3,793,863	9,990,132
Macquarie Group Limited		8,889,354		1,351,174	38,696	829,974
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,374,777			3,264,828	6,161,414
Morgan Stanley & Co. Incorporated	9,512,223			1,924,830	1,740,302
Nomura Bank			5,359,922	92,385		1,000,645
Raymond James Financial, Inc.					465,088
Royal Bank of Canada	1,316,811			204,299		3,884,052
State Street Global Markets, LLC				576,180	1,241,172
UBS Securities LLC	3,555,199			1,023,000		2,455,991
Wells Fargo Advisors	4,260,749			6,397,015	8,659,818

41

Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in their respective Prospectuses.
INVESTMENT RESTRICTIONS
Each Fund is subject to the following fundamental investment restrictions. The fundamental investment restrictions of the Underlying Funds are listed in the next section.
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1.	Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries.
Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.
This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
Because of their investment objectives and policies, investments of the Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund's investment policies set forth in the Fund’s respective Prospectus, each of the Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund may invest (other than the Global Real Estate Securities Fund) will not purchase securities if, as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act.
The Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2.	Purchase or sell real estate; provided that a Fund may invest in the Global Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.	Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.
4.	Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6.	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.	Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,
42

(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries.
With regard to investment restriction 1, above, the statement that the Funds will be concentrated in the mutual fund industry means that the Funds will principally invest in shares of other mutual funds. In accordance with each Fund's investment program as set forth in the applicable Prospectus, a Fund may invest more than 25% of its assets in any one Underlying Fund.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds' industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent a Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
Each Fund will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund rather than the Underlying Fund.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1⁄3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by its investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
The Funds do not invest in illiquid securities. The Funds do not invest in repurchase agreements.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1⁄3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1⁄3%) of its assets.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIM believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
43

Investment Restrictions And Policies Of The Underlying Funds
Each Underlying Fund’s investment objective, with the exception of the U.S. Defensive Equity Fund and Investment Grade Bond Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Underlying Fund’s shareholders. If an Underlying Fund’s investment objective is changed by the Board of Trustees, the applicable Prospectus will be amended to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of the U.S. Defensive Equity Fund and Investment Grade Bond Fund are, fundamental which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Underlying Fund. The vote of a majority of the outstanding voting securities of each Underlying Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Underlying Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Underlying Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Underlying Fund. Other policies and restrictions may be changed by an Underlying Fund without shareholder approval. The Underlying Funds’ investment objectives are set forth in the respective Prospectuses. The Commodity Strategies Fund will look through to the assets of the Commodity Strategies Subsidiary for the purposes of complying with the investment restrictions noted below.
INVESTMENT RESTRICTIONS.
Each Underlying Fund is subject to the following fundamental investment restrictions. For purposes of the following investment restrictions, any reference to “Fund(s)” shall mean the Underlying Fund(s).
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Underlying Fund investments listed in this SAI apply on a fund by fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Underlying Fund may:
1.	Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries.
Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.
This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
This investment restriction shall not apply to the Global Real Estate Securities Fund.
The Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2.	Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.	Purchase or sell commodities (physical commodities for the Commodity Strategies Fund ) except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.
This restriction shall not prevent the Commodity Strategies and Multi-Strategy Income Funds from purchasing or selling commodity-linked derivative instruments and other commodity-linked securities, including swap agreements, commodity-linked structured notes, options, swaptions, futures contracts with respect to indices or individual commodities and options on futures contracts, equities of commodity-related companies, exchange traded funds and exchange traded notes or from investing in securities or other instruments backed by physical commodities or by indices.
4.	Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6.	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to
44

affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.	Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Global Real Estate Securities Fund concentrates its investments in real estate securities. For purposes of this investment restriction, the Global Infrastructure Fund defines an “industry” to be those industries defined by reference to the industry and sub-industry classifications of the Global Industry Classification Standard (“GICs”) methodology. For all other Underlying Funds, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent the Funds from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1⁄3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Underlying Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Underlying Funds as permitted by the 1940 Act.
Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Underlying Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Underlying Fund’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1⁄3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1⁄3%) of its assets.
The Underlying Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIM believes to be consistent with the Underlying Fund’s best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.
INVESTMENT POLICIES
The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The investment objective and principal investment strategies for each Underlying Fund are provided in their respective Prospectuses. The following discussion describes certain investment strategies that the Funds and Underlying Funds may
45

pursue and certain types of instruments in which the Funds and Underlying Funds may invest. The Funds and Underlying Funds may not invest in all of the instruments listed below. The Funds and Underlying Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIM or the money managers may or may not use them.
Unless otherwise stated, all percentage and credit quality limitations on Fund and Underlying Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
The Select U.S. Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Select International Equity, Global Equity, Emerging Markets, Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds are referred to collectively as the “Underlying Equity Funds.”
The Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond Funds are referred to collectively as the “Underlying Fixed Income Funds.”
The Multi-Strategy Income Fund is considered both an “Underlying Equity Fund” and an “Underlying Fixed Income Fund.”
Investment Strategies and Portfolio Instruments.
Each Fund's and Underlying Fund’s principal and certain non-principal investment strategies and the related risks are described in the relevant Fund's Prospectus. The following discussion provides additional information regarding those investment strategies and risks, as well as information regarding additional non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the relevant Fund's Prospectus, is a non-principal strategy and risk of the Fund or Underlying Fund.
Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect an Underlying Fund’s performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds, like any mutual fund, maintain cash reserves. RIM may increase or decrease the Underlying Fund’s cash reserves to seek to achieve the desired risk/return profile for the Underlying Fund or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. An Underlying Fund may hold additional cash in connection with its investment strategy. The Funds may hold cash in connection with their investments in derivatives.
The Funds and Underlying Funds, except the Commodity Strategies Fund, usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed-income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This is intended to cause the Fund or Underlying Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Underlying Fund’s benchmark and RIM may use the cash equitization process to manage Fund or Underlying Fund exposures in order to seek to achieve the desired risk/return profile for the Fund or Underlying Fund. RIM may also not equitize all or a portion of the Fund's or Underlying Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale.
RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM and administered by RIFUS, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”).  In addition, for the Unconstrained Total Return, Investment Grade Bond, Strategic Bond and Short Duration Bond Funds, any remaining cash may also be invested in fixed income securities with an average portfolio duration of one year and individual effective maturities of up to five years for the Unconstrained Total Return, Investment Grade Bond and Strategic Bond Funds, and average portfolio duration of approximately two years and individual effective maturities of up to six years for the Short Duration Bond Fund, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the Cash Management Fund. RIM has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RIFUS charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial
46

paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
Commodity-Linked Derivatives. The Commodity Strategies and Multi-Strategy Income Funds may invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that commodity-linked derivative investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.
In selecting investments for the Underlying Funds' portfolios, RIM and the money managers evaluate the merits of commodity-linked derivative instruments based upon such factors as the underlying commodity, futures contract, index or other economic variables that are linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.
The Commodity Strategies Fund's primary method for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options, including futures contracts on individual commodities or a subset of commodities and options on them. These instruments have one or more commodity-dependent components. Some of these investments are derivative instruments because at least part of their value is derived from the value of an underlying commodity, commodity index, commodity futures or option contract, index or other readily measurable economic variable. The Commodity Strategies Fund may invest in these instruments directly and indirectly through investments in its Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands.
Principal Protection. The Commodity Strategies and Multi-Strategy Income Funds may invest in commodity-linked instruments. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Underlying Fund will receive at maturity the face or stated value of the note.
With a principal protected commodity-linked instrument, an Underlying Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. RIM or a money manager’s decision on whether to use principal protection depends in part on the cost of the protection. In deciding to purchase a note without principal protection, RIM or a money manager may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variables over the term of the note, the cost of the note, and any other economic factors that RIM or the money manager believes are relevant. The Underlying Funds will limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.
With full principal protection, the Underlying Funds will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.
Each Underlying Fund may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Underlying Funds may invest in may have no principal protection and the instrument could lose all of its value.
47

The Underlying Funds do not currently expect to invest more than 25% of their total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Underlying Funds do not currently intend to invest more than 10% of their total assets in notes that mature in more than 19 months.
Hedging Strategies. Financial futures contracts may be used by the Funds and Underlying Funds during or in anticipation of adverse market events such as interest rate changes for the Funds and Underlying Fixed Income Funds or declining equity prices for the Funds and Underlying Equity Funds. For example, if interest rates were anticipated to rise or equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling bonds or equities. Once interest rates increase or equity prices fall, securities held in a Fund's or an Underlying Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Fund's or Underlying Fund's securities by enabling the Fund or Underlying Fund to repurchase the futures contract at a lower price to close out the position.
The Underlying Equity Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between the price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund or an Underlying Fund to be unable to close out the futures contract thereby affecting the Fund's or Underlying Fund's hedging strategy.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's or an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.
Lending Portfolio Securities. Certain Underlying Funds may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.
Each Underlying Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by an Underlying Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of an Underlying Fund’s dividends received by an Underlying Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
48

The Underlying Funds invest cash collateral received, at each Underlying Fund’s own risk, in an unregistered short-term investment fund advised by RIM. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities. Any remaining income is divided between the Underlying Fund and the unaffiliated lending agent.
An Underlying Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.
No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1⁄3% of total fund assets.
Illiquid and Restricted Securities. No more than 15% of an Underlying Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.
The Board of the Underlying Funds has adopted procedures to permit each Underlying Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
When-Issued Securities and Delayed-Delivery Transactions. An Underlying Fund, except the Select U.S. Equity and Select International Equity Funds, may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “when-issued” transaction or “forward commitment”) or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Underlying Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage but may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and may realize short-term profits or losses upon such sale. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When effecting such transactions, liquid assets of the Underlying Fund, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be segregated on the Underlying Fund's records at the trade date and maintained until the transaction is settled. When-issued and delayed-delivery transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Additionally, under certain circumstances, the International Developed Markets, Global Equity, Emerging Markets, Global Opportunistic Credit, Unconstrained Total Return, Global Infrastructure and Multi-Strategy Income Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Underlying Fund is made prior to the Underlying Fund’s receipt of cash payment therefor or the Underlying Fund’s payment of cash for portfolio securities occurs prior to the Underlying Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to an Underlying Fund if the other party to the “free trade” transaction fails to complete the transaction after an Underlying Fund has tendered cash payment or securities, as the case may be.
49

Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Underlying Fund’s expenses (including operating expenses and the advisory fee paid by the Underlying Fund to RIM), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Underlying Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500®, the NASDAQ 100, the Bank of America Merrill Lynch 1-3 Year U.S. Treasury Index or the Bloomberg Barclays Capital 1-15 Year Municipal Bond Index, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Fund will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if an Underlying Fund invests in an ETF, an investor in the Underlying Fund will indirectly bear the fees and expenses of the underlying ETF.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Underlying Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Short Sales. The U.S. Defensive Equity and U.S. Dynamic Equity Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Underlying Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will at least equal the current market value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in an Underlying Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in an Underlying Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
Short Sales “Against the Box.” The U.S. Defensive Equity and U.S. Dynamic Equity Funds may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that the Underlying Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of the Underlying Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Underlying Fund does not intend to engage in short sales against the box for investment purposes. The Underlying Fund may, however, make a
50

short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Underlying Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Underlying Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Underlying Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.
Foreign Securities
Investment in Foreign Securities. The Underlying Funds, except the Select U.S. Equity Fund, may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Underlying Fund may tend to have a greater exposure to liquidity risk.
In a June 2016 referendum, citizens of the United Kingdom (“UK”) voted to leave the European Union (the “EU”). It is expected that the UK will formally withdraw from the EU, a process that may take up to two years once formally initiated. There is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences, precise time frame and financial market reaction. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. The UK vote to leave the EU may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. It may also have a negative impact on the economy and currency of the UK as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of a Fund’s investments economically tied to the UK or EU.
Investment in Emerging Markets. The Underlying Equity Funds, except the Select U.S. Equity Fund, may invest in emerging markets stocks. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying Funds. As a general rule, the Underlying Funds consider emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that an
51

Underlying Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Underlying Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Underlying Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Underlying Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Underlying Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.
Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies” and debt securities denominated in multinational currency units of an issuer.
The recent global economic crisis brought several governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of economies from the recent global economic crisis. In addition, due to large public deficits, some countries may be dependent on assistance from other governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn which could significantly affect the value of an Underlying Fund’s investments.
Privatizations. The Commodity Strategies and Multi-Strategy Income Funds may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Underlying Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.
Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Underlying Fixed Income Funds and the Global Equity, Emerging Markets, Global Infrastructure and Select International Equity Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying
52

security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Equity Linked Notes. The Global Equity, Emerging Markets, Select International Equity and Multi-Strategy Income Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Foreign Currency Exchange. Since the Underlying Funds, except the Select U.S. Equity Fund, may invest in securities denominated in currencies other than the U.S. dollar, and since the Underlying Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Underlying Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Underlying Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Underlying Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Underlying Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
Investments in the People’s Republic of China. The Underlying Funds may invest in securities and instruments that are economically tied to the People’s Republic of China (“PRC”). In determining whether an instrument is economically tied to the PRC, RIM uses the criteria for determining whether an instrument is economically tied to an emerging market country as set forth in the Underlying Funds’ Prospectus. Investing in securities and instruments economically tied to the PRC subjects an Underlying Fund to the risks listed under “Foreign Securities” in this section, including those associated with investment in emerging markets. In addition to these risks, investing in the PRC presents additional risks including, but not limited to, the following: (a) inefficiencies caused by erratic growth; (b) a lack of consistently-reliable economic data; (c) potentially high rates of inflation; (d) export and international trade dependency; (e) relatively high levels of asset price volatility; (f) small market capitalization and less liquidity; (g) greater competition from regional economies; (h) fluctuations in currency exchange rates or currency devaluation by the PRC government or central bank; (i) the relatively small size and lack of operating history of many PRC companies; (j) a legal and regulatory framework for securities markets, custody arrangements and commerce that is in developing stages; and (k) uncertainty regarding the PRC government’s commitment to economic reforms.
53

The PRC is an emerging market, and certain factors, including increasing gaps between the rich and poor and the instability of existing political structures, may affect the country’s stability. Such factors could adversely affect an Underlying Fund investing in securities and instruments economically tied to the PRC. Additionally, favorable trends toward market and economic reform and the privatization and removal of trade barriers could be reversed by political uncertainty, political corruption and military intervention. Significant disruption to securities markets could result.
The PRC is dominated by the one-party rule of the Communist Party. Investments in the PRC involve risks of greater governmental control over the economy. Unlike in the U.S., the PRC’s currency is not determined by the market, but is instead managed at artificial levels relative to the U.S. dollar. This system could result in sudden, large adjustments in the currency, which could negatively impact foreign investors. The PRC could also restrict the free conversion of its currency into foreign currencies, including the U.S. dollar. Currency repatriation restrictions could cause securities and instruments tied to the PRC to become relatively illiquid, particularly in connection with redemption requests. The PRC government exercises significant control over economic growth through direct and heavy involvement in resource allocation and monetary policy, control over payment of foreign currency denominated obligations and provision of preferential treatment to particular industries and/or companies. Economic reform programs in the PRC have contributed to growth, but there is no guarantee that such reforms will continue.
The PRC has historically been prone to natural disasters, including droughts, floods, earthquakes and tsunamis, and the region’s economy may be affected by such environmental events in the future. An Underlying Fund’s investment in the PRC is therefore subject to the risk of such natural disasters. Additionally, the relationship between the PRC and Taiwan is particularly sensitive, and hostilities between the PRC and Taiwan may present a risk to an Underlying Fund’s investments in the PRC.
The application of tax laws (e.g., the imposition of withholding taxes on dividend or interest payments) or confiscatory taxation may also affect an Underlying Fund’s investment in the PRC. Because the rules governing taxation of investments in securities and instruments economically tied to the PRC are unclear, RIM may provide for capital gains taxes on an Underlying Fund investing in such securities and instruments by reserving both realized and unrealized gains from disposing or holding securities and instruments economically tied to the PRC. This approach is based on current market practice and RIM’s understanding of the applicable tax rules. Changes in market practice or understanding of the applicable tax rules may result in the amounts reserved being too great or too small relative to actual tax burdens.
Investing through Stock Connect. The Underlying Equity Funds may invest in certain eligible securities (“Stock Connect Securities”) that are listed and traded on the Shanghai Stock Exchange through the Hong Kong – Shanghai Stock Connect program or the Shenzhen Stock Exchange through the Hong Kong – Shenzhen Stock Connect program (“Stock Connect”). The Stock Exchange of Hong Kong Limited (“SEHK”), Shanghai Stock Exchange, Shenzhen Stock Exchange, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited developed Stock Connect as a securities trading and clearing program to establish mutual market access between SEHK and the Shanghai Stock Exchange and Shenzhen Stock Exchange. Unlike other means of foreign investment in Chinese securities, investors in Stock Connect Securities are not subject to individual investment quotas or licensing requirements. Additionally, no lock-up periods or restrictions apply to the repatriation of principal and profits.
However, a number of restrictions apply to Stock Connect trading that could affect an Underlying Fund’s investments and returns. For example, the home market’s laws and rules apply to investors in the Stock Connect program. This means that investors in Stock Connect Securities are generally subject to PRC securities regulations and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, among other restrictions. Further, an investor may not sell, purchase or transfer its Stock Connect Securities by any means other than through Stock Connect, in accordance with applicable rules. Although individual investment quotas do not apply, Stock Connect participants are subject to daily and aggregate investment quotas, which could restrict or preclude an Underlying Fund’s ability to invest in Stock Connect Securities. Trading in the Stock Connect program is subject to risks relating to applicable trading, clearance and settlement procedures that are untested in the PRC. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
Because Stock Connect is in its early stages, additional developments are likely. It is unclear whether or how such developments may affect an Underlying Fund’s investments or returns. Additionally, the application and interpretation of the laws and regulations of Hong Kong and the PRC are uncertain, as are the rules, policies and guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program. These may have a negative impact on an Underlying Fund’s investments and returns.
54

Equity Securities
Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The Underlying Funds may invest in common stocks and other securities issued by medium capitalization, small capitalization and micro capitalization companies and companies with capitalization smaller than the Russell 2000(R) Index.  Please see the Underlying Funds' Prospectus for the risks associated with investments in securities of these capitalization sizes.
Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.
Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by RIM or a money manager to be of comparable quality. Although RIM or a money manager selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Underlying Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities. The Underlying Funds may invest in contingent convertible securities. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, an Underlying Fund could experience a reduced income rate, potentially to zero. Conversion would deepen the subordination of an Underlying Fund, hence worsening the Underlying Fund’s standing in the case of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.
Rights and Warrants. The Underlying Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Real Estate Investment Trusts or “REITs.” The Underlying Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Global Real Estate Securities Fund, it is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.
55

An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through an Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.
Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.
“Special Situation” Companies. The Commodity Strategies, Multi-Strategy Income, Select U.S. Equity and Select International Equity Funds may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. An Underlying Fund believes, however, that if RIM or a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Underlying Funds in achieving their investment objectives. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.
Master Limited Partnerships (“MLPs”). The Underlying Equity Funds and the Unconstrained Total Return Fund may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks
56

associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes. Any return of capital distributions received from an MLP equity security may require an Underlying Fund to restate the character of distributions made by the Underlying Fund as well as amend any previously issued shareholder tax reporting information.
Debt Instruments and Money Market Instruments
To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. An Underlying Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
U.S. Government Obligations. The types of U.S. government obligations the Funds and Underlying Funds, except the Select U.S. Equity and Select International Equity Funds, may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills that at time of issuance have maturities of one year or less, (b) U.S. Treasury notes that at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds that at time of issuance generally have maturities of greater than ten years; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.
The Underlying Fixed Income Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the Consumer Price Index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.
STRIPS. The Underlying Fixed Income Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. See “Zero Coupon Securities” below for a fuller discussion of such securities. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
Repurchase Agreements. The Underlying Fixed Income Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which an Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by an Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by an Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. Subject to the overall limitations described in “Illiquid Securities,” an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, an Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of
57

the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by an Underlying Fund and not within its control and therefore the realization by the Underlying Fund on such collateral may be automatically stayed. It is possible that an Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
Reverse Repurchase Agreements and Dollar Rolls. The Underlying Fixed Income Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund at least equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. An Underlying Fund may lose money if the market value of the security transferred by the Underlying Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
The Underlying Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, an Underlying Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets at least equal in value to the securities subject to repurchase by the Underlying Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Fund’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.
Successful use of mortgage dollar rolls depends on an Underlying Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities an Underlying Fund is required to purchase may decline below the agreed upon repurchase price.
Corporate Debt Securities. The Underlying Funds, except the Select U.S. Equity and Select International Equity Funds, may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.
The Underlying Fixed Income Funds and the Global Infrastructure Fund may invest in corporate debt securities issued by infrastructure companies.
Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. An Underlying Fixed Income Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.
58

Zero Coupon Securities. The Underlying Fixed Income Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.
Government Zero Coupon Securities. The Unconstrained Total Return, Commodity Strategies and Multi-Strategy Income Funds may invest in (i) government securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped government securities and coupons (collectively referred to as “Government zero coupon securities”).
Mortgage-Related And Other Asset-Backed Securities.
The forms of mortgage-related and other asset-backed securities the Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in include the securities described below.
Reverse Mortgages. Certain Underlying Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Collateralized Mortgage Obligations. Certain Underlying Funds may invest in collateralized mortgage obligations (“CMOs”), which are mortgage-backed securities (“MBS”) that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.
CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.
The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways including “interest only” and “inverse interest only” tranches. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.
The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest
59

rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, an Underlying Fund could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.
Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies and instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies and instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. Government has not guaranteed them.
New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which an Underlying Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.
Stripped Mortgage-Backed Securities. Certain Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre- payments of principal, an Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Conversely, PO classes tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.
Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
To-Be-Announced Mortgage-Backed Securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the buyer agrees to accept any mortgage-backed security that meets specified terms. Thus, the buyer and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. An Underlying Fund may enter into TBA commitments to purchase securities and/or enter into
60

TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or to take a short position in mortgage-backed securities. An Underlying Fund may also purchase or sell an option to buy or sell a TBA sale commitment. TBA commitments involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. In addition, TBA purchase commitments are subject to the risk that the underlying mortgages may be less favorable than anticipated by an Underlying Fund.
Risk Factors. The value of an Underlying Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying instruments. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, an Underlying Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund’s portfolio at the time the Underlying Fund receives the payments for reinvestment.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
MBS held by an Underlying Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, greater credit risk or different underwriting characteristics than government or government-sponsored MBS and have wider variances in a
61

number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.
Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.
Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, an Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.
Collateralized Loan Obligations. The Underlying Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several
62

tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.
Risk Factors. In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectuses (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Underlying Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.
Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitle the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments. This may also include debtor-in-possession financing for companies currently going through the bankruptcy process. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by banks or other financial institutions or lending syndicates.
Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and segregate liquid assets in an amount sufficient to meet such commitments. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to an Underlying Fund, a reduction in the value of the loan and a potential decrease in an Underlying Fund’s net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, an Underlying Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, an Underlying Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, an Underlying Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also issue publicly-traded securities and, therefore, an Underlying Fund may have less information than other investors about certain of the senior or floating rate loans in which the Fund seeks to invest. An Underlying Fund's intentional or unintentional receipt of material non-public information about such issuers could limit the Underlying Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Underlying Fund relies on RIM’s and/or the money manager(s)’ research in an
63

attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund. The market for loan obligations may be subject to extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet an Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, an Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
Investments in floating rate “bank loans” or “leveraged loans” are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to an Underlying Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate an Underlying Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.
As an Underlying Fund may be required to rely on an interposed bank or other financial intermediary to collect and pass on to the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts.
In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations.
Credit Linked Notes, Credit Options and Similar Instruments. The Global Opportunistic Credit, Unconstrained Total Return and Multi-Strategy Income Funds may invest in credit linked notes, credit options and similar instruments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Brady Bonds. The Underlying Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.-dollar) and are actively traded on the over-the-counter market.
Bank Instruments. The Underlying Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).
Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.
64

High Yield Bonds. The Underlying Funds, except the Investment Grade Bond, Select U.S. Equity and Select International Equity Funds, may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), which include securities rated below BBB- by S&P, below Baa3 by Moody’s or below BBB- by Fitch (using highest of split ratings), or in unrated securities judged to be of similar credit quality to those designations.
Risks Associated with High Yield Bonds. Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates, and because they are less liquid than higher rated securities.
Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities are often less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn, for example, could cause a sharper decline in the prices of lower rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery and may not recover the full amount or any of its investment. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
In addition, the markets in which lower rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund’s shares. While such debt may have some quality and protective characteristics, these are generally outweighed by large uncertainties or major risk exposure to adverse conditions.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.
Lowest Rated Investment Grade Securities. The Underlying Funds may invest in debt securities that have the lowest investment grade rating provided by a rating agency. Securities rated BBB- by S&P, Baa3 by Moody’s or BBB- by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB- and Fitch considers bonds rated BBB-, to have some speculative characteristics.
Securities rated BBB- by S&P, Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Credit Rating Definitions.”
Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security are judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.
Securities possessing Fitch’s BBB- rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.
The money managers of the Underlying Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.
65

Auction Market and Remarketed Preferred Stock. The Underlying Fixed Income Funds and the Commodity Strategies Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Alternative Minimum Tax Bonds. The Unconstrained Total Return, Commodity Strategies and Multi-Strategy Income Funds may invest in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by an Underlying Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.
Event-Linked Bonds. The Unconstrained Total Return, Commodity Strategies and Multi-Strategy Income Funds may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other onshore or offshore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an Underlying Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Underlying Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose an Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an Underlying Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Unconstrained Total Return, Commodity Strategies and Multi-Strategy Income Funds' investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The deferral of PIK interest increases the loan-to-value ratio, which is a measure of the riskiness of the loan. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality or securities that pay interest in cash.
PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities
66

can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment. The higher interest rates of PIK securities reflect the payment deferral and increased credit risk associated with those securities and such investments generally represent a significantly higher credit risk than coupon loans.
Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, an Underlying Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Underlying Fund may, even if accounting conditions are met, obtain no return at all on its investment. PIK securities may have unreliable valuations because their continuing accruals require ongoing judgments about the collectability of the deferred payments and the value of any associated collateral. In addition, even though such securities do not provide for the payment of current interest in cash, an Underlying Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual and in the event that accrued income is not realized, an Underlying Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Underlying Fund. As a result, an Underlying Fund may have difficulty meeting the annual distribution requirement necessary to maintain favorable tax treatment. If an Underlying Fund is not able to obtain cash from other sources, and chooses not to make a qualifying share distribution, it may become subject to corporate-level income tax. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.
Municipal Debt Instruments.
The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, price volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy, as expanded further below. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city's outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. If an Underlying Fund holds securities that are affected by a city’s bankruptcy filing, the Underlying Fund's investments in those securities may lose value, which could cause the Underlying Fund's performance to decline.
Municipal Obligations and Bonds. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications—General Obligation Bonds and Revenue Bonds.
General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.
Additional types of municipal obligations include the following:
Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports,
67

pollution control, airports, mass transit and other similar type projects. Industrial development bonds issued after the effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as “private activity bonds.” Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.
Private Activity Bonds – are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
Moral Obligation Bonds – are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Lease Obligations – are obligations in which the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Pre-Refunded Municipal Bonds – are tax-exempt bonds that have been refunded to a call date prior to the maturity of principal (or to the final maturity of principal, in the case of pre-refunded municipal bonds known as “escrowed-to-maturity bonds”) and remain outstanding in the municipal market. Principal and interest payments on pre-refunded municipal bonds are funded from securities in designated escrow accounts holding U.S. Treasury securities or other obligations of the U.S. government and its agencies and instrumentalities. Issuers use pre-refunded municipal bonds to obtain more favorable terms with respect to bonds that are not yet callable or redeemable. Issuers can refinance their debt at lower rates when market interest rates decline, improve cash flow by restructuring the debt, or eliminate certain restrictive covenants. However, other than a change in revenue source from which principal and interest payments are made, the pre-refunded municipal bonds remain outstanding on their original terms until maturity or until redeemed by the issuer. These bonds often sell at a premium over face value.
Municipal obligations include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions, such as the U.S. Virgin Islands and Guam. General obligations and/or revenue bonds of issuers located in U.S. territories may be affected by political, social and economic conditions in such U.S. territories. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. While the Commonwealth of Puerto Rico has taken significant steps toward fiscal stabilization, the Commonwealth continues to face serious fiscal challenges, including a multi-year trend of chronic budget deficits, high debt levels, a protracted recession, high unemployment, and low workforce participation. In addition, Puerto Rico has high levels of national debt and its general obligation credit rating has been rated below investment grade by a number of nationally recognized statistical rating organizations. The Commonwealth’s ratings reflect an economy in recession for more than eight years, limited economic activity, lower-than-estimated revenue collections, lackluster revenue growth, high government debt levels relative to the size of the economy, structural budget gaps, high spending and other potential fiscal challenges. The market prices and yields of Puerto Rican general obligations may be adversely affected by the ratings downgrade and any future downgrades. There can be no assurance that current or future economic difficulties in Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or restructure their debt. However, the U.S. Congress approved legislation that establishes an oversight board, temporarily stays creditor legislation and provides for a restructuring process. Any restructuring of some or all of the Commonwealth’s debt, or further decline in market prices of Puerto Rico debt obligations, could have a negative impact on the marketability, liquidity or value of certain investments held by the Underlying Funds, which could reduce an Underlying Fund's performance. Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy. Tourism accounts for a substantial portion of the U.S. Virgin Islands’ gross domestic product. A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism.
Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (“SBPAs”). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable assurance that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of an Underlying Fund.
68

The credit rating of an insured bond may reflect the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.
Municipal Notes. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:
Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.
Bond Anticipation Notes – issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.
Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.
Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.
Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.
Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.
Project Notes – sold by the U.S. Department of Housing and Urban Development but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government and generally carry a term of one year or less.
Variable Rate Demand Notes – long-term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Underlying Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds.
Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. They are usually purchased by the Unconstrained Total Return, Commodity Strategies and Multi-Strategy Income Funds to maintain liquidity. The Underlying Funds' money managers will continually monitor the pricing, quality and liquidity of the participation certificates.
A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for an Underlying Fund. An Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Underlying Fund’s participation interest in the security plus accrued interest. The Underlying Funds' money managers intend to exercise the demand feature
69

only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.
The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. An Underlying Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. An Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.
Puts, Stand-by Commitments and Demand Notes. The Underlying Fixed Income Funds may purchase municipal obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity.
The Underlying Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Underlying Funds' money managers believe continually satisfy the Underlying Funds' credit quality requirements.
The Commodity Strategies and Underlying Fixed Income Funds may also invest in demand notes and the Underlying Fixed Income Funds may invest in variable rate demand notes that are supported by credit and liquidity enhancements from entities such as banks, insurance companies, other financial institutions, or U.S. government agencies. Demand notes are obligations with the right to a “put,” obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancements in the form of either a letter of credit or bond insurance.
The Underlying Funds may purchase floating or variable rate municipal obligations, some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days’ notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.
Risk Factors. The ability of the Underlying Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. A seller may be unable to honor a put or stand-by commitment for financial reasons. Restrictions in the buy back arrangement may not obligate the seller to repurchase the securities or may prohibit the Underlying Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. (See “Investment Strategies and Portfolio Instruments —Municipal Notes—Tax Free Participation Certificates.”)
Variable Amount Master Demand Notes. The Underlying Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.
Variable and Floating Rate Securities. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day U.S. Treasury Bill, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.
70

The Underlying Fixed Income Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
Commercial Paper. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
Asset-Backed Commercial Paper. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.
Indexed Commercial Paper. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in indexed commercial paper, which is U.S.-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
While such commercial paper entails risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.
Credit and Liquidity Enhancements. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to the Underlying Funds that invest in these securities and may affect their share price.
Funding Agreements. The Underlying Fixed Income Funds and the Commodity Strategies Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by an Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.
Investment in a Subsidiary by the Commodity Strategies Fund
The Commodity Strategies Fund will invest up to 25% of its total assets in the shares of its wholly owned and controlled Subsidiary. Investments in its Subsidiary are expected to provide the Underlying Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS rulings, as discussed below under “Taxes-Tax Treatment of Commodity-Linked Swaps and Structured Notes.” The Subsidiary of the Commodity Strategies Fund is managed by RIM and advised by the Underlying Fund’s money managers, and has the same investment objective as the Commodity Strategies Fund. The Subsidiary of the Commodity Strategies Fund may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them (unlike the Commodity Strategies Fund, which may not invest without limitation in such investments). However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as its Underlying Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by its Underlying Fund. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Underlying Fund is the sole shareholder of its Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.
71

By investing in its Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with its Subsidiary's investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Underlying Fund. Although the Underlying Fund may enter into commodity-linked derivative instruments directly, the Underlying Fund will likely gain exposure to these derivative instruments indirectly by investing in its Subsidiary. To the extent that RIM or a money manager believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, an Underlying Fund’s investment in its Subsidiary will likely increase. The Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions.
Subject to its investment management agreement with the Subsidiary, RIM may select money managers for the Subsidiary, allocate Subsidiary assets among money managers, oversee the money managers and evaluate their performance results. The Subsidiary’s money managers, if any, select the individual portfolio securities for the assets assigned to them. Neither RIM nor the money managers receive any additional compensation for doing so. The Subsidiary also has entered into an administration agreement with RIFUS, pursuant to which RIFUS provides certain administrative services for the Subsidiary, but receives no additional compensation for doing so. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Underlying Fund.
The Subsidiary is not registered under the 1940 Act, and, although the Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as its Underlying Fund, the Subsidiary is not subject to all the investor protection of the 1940 Act. However, the Underlying Fund wholly owns and controls its Subsidiary, and the Underlying Fund and its Subsidiary are managed by RIM, making it unlikely that the Subsidiary will take action contrary to the interests of its Underlying Fund and the Underlying Fund’s shareholders. The Underlying Fund's Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including the Underlying Fund’s investment in its Subsidiary, and the Underlying Fund’s role as sole shareholder of its Subsidiary. As noted above, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or its Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Underlying Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Funds and Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds or Underlying Funds' investments or for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include, but are not limited to, options, futures, forward contracts and swaps. Derivatives may be used to take long or short positions.  Positions in these financial instruments may expose a Fund or an Underlying Fund to an obligation to another party. The Funds and Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.
Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.
Options and Futures. The Funds and Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets, and purchase and sell interest rate, foreign currency, index and other types of futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's or an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds and Underlying Funds may also use those instruments, provided that their use is consistent with the Funds' or Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds or Underlying Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting a Fund's or an Underlying Fund's permitted investment strategies).
Options on Securities and Indexes. Each of the Funds and Underlying Funds may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
72

Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the strike price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A Fund's or an Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Certain OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund or Underlying Fund will lose any anticipated benefits of the transaction. Accordingly, RIM or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund or an Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit.
An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
A Fund or an Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund or Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund or an Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
A Fund or an Underlying Fund, except for the Unconstrained Total Return, Commodity Strategies and Multi-Strategy Income Funds, will write call options and put options only if they are “covered.” In the case of written call options that are not legally required to cash settle, the option is “covered” if the Fund or Underlying Fund (a) owns the security underlying the call or purchases a call option on the same security or index as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the strike price is greater, the Fund or Underlying Fund segregates liquid assets at least equal to the difference in value or (b) has segregated liquid assets at least equal in value to the market value of the underlying
73

security or index, less any margins on deposit. A written put option that is not legally required to cash settle is covered if the Fund or Underlying Fund (a) sells the underlying security short at a price at least equal to the strike price or (b) holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the strike price of the put written, or (2) less than the strike price of the put written, provided the difference is maintained by the Fund or Underlying Fund in liquid segregated assets. Written call and put options that are legally required to cash settle are covered if the Fund or Underlying Fund segregates liquid assets in an amount at least equal in value to the Fund's or Underlying Fund's daily marked-to-market obligation, if any, less any margins on deposit.
If an option written by a Fund or an Underlying Fund expires out of the money, the Fund or Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund or Underlying Fund realizes a capital loss (long- or short-term depending on whether the Fund's or Underlying Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
A Fund or an Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of closing the option is less than the premium received from writing the option. If the cost of closing the option is more than the premium received from writing the option, the Fund or Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund or Underlying Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Fund or Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund or Underlying Fund. The premium received for an option written by a Fund or an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.
Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
If a put or call option purchased by a Fund or an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, upon expiration, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund or Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund or an Underlying Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund or Underlying Fund. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund or an Underlying Fund seeks to close out an option position. If a Fund or an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund or an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option, a Fund or an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where a Fund or an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
74

If trading were suspended in an option purchased by a Fund or an Underlying Fund, the Fund or Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund or Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund or Underlying Fund is covered by an option on the same index purchased by the Fund or Underlying Fund, movements in the index may result in a loss to the Fund or Underlying Fund; however, such losses may be mitigated by changes in the value of the Fund's or Underlying Fund's securities during the period the option was outstanding.
Options on Foreign Currency. A Fund or an Underlying Fund, except the Select U.S. Equity Fund, may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's or an Underlying Fund's investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund or an Underlying Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A Fund or an Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an exchange-traded contract to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund or an Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR rate setting process. Since this conduct came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by a Fund or an Underlying Fund.
A Fund or an Underlying Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, a Fund or an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's or Underlying Fund's securities or the price of the securities which the Fund or Underlying Fund intends to purchase. In addition, a Fund or an Underlying Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
75

A Fund or an Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when a Fund or an Underlying Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund or an Underlying Fund from liquidating an unfavorable position and the Fund or Underlying Fund would remain obligated to meet margin requirements until the position is closed.
When a purchase or sale of a futures contract is made by a Fund or an Underlying Fund, the Fund or Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Fund's or Underlying Fund's futures commission merchant (“FCM”). The required margin may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund or Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund or Underlying Fund expects to earn interest income on its initial margin deposits.
A futures contract held by a Fund or an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund or Underlying Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund or an Underlying Fund, but is instead a settlement between the Fund or Underlying Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund or Underlying Fund will mark-to-market its open futures positions.
A Fund or an Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund or Underlying Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or other assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund or Underlying Fund realizes a capital gain, or if it is more, the Fund or Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund or Underlying Fund realizes a capital gain, or if it is less, the Fund or Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of transactions, if any, involving certain regulated futures contracts, any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
Limitations on Use of Futures and Options on Futures Contracts.
A Fund or an Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. With respect to futures contracts that are required to cash settle, a Fund or an Underlying Fund will at all times maintain liquid, segregated assets equal to or greater than the Fund's or Underlying Fund's daily marked-to-market (net) obligation, if any (less any margin or deposit). With respect to futures contracts that are not required to cash settle, a Fund or an Underlying Fund will maintain liquid, segregated assets equal to or greater than the notional value of the futures contract (less any margin or deposit). A Fund or an Underlying Fund may enter into agreements with broker-dealers which require the broker-dealers to
76

accept physical settlement for certain futures contracts. If this occurs, the Underlying Fund would treat the futures contract as being cash-settled for purposes of determining the Underlying Fund’s segregation requirements. A Fund or an Underlying Fund is not required to segregate liquid assets if the purchase or sale of a futures contract is “covered” by a substantially similar security. For a discussion of how to cover a written call or put option on a futures contract, see “Options on Securities and Indexes” above.
The Funds and Underlying Funds, other than the Commodity Strategies Fund, are limited in entering into futures contracts, options on futures contracts and swaps to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non- “bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Fund's or Underlying Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Fund's or Underlying Fund's net assets, after taking into account unrealized profits and losses on those positions.  RIM is registered as a commodity pool operator with the CFTC with regard to the Commodity Strategies Fund.  Therefore, the Commodity Strategies Fund is not subject to the limitations on investments in futures, options and swaps discussed above.
Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund or an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when a Fund or an Underlying Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund or an Underlying Fund from liquidating an unfavorable position and the Fund or Underlying Fund would remain obligated to meet margin requirements until the position is closed.
Foreign Currency Futures Contracts. The Funds or Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.
A foreign currency futures contract is an exchange-traded contract pursuant to which a party makes or accepts delivery of a specified type of debt security or currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Funds or Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Funds' or Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund or an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the
77

anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund or Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds or Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds or Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds or Underlying Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds and Underlying Funds, except the Select U.S. Equity Fund, may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Fund's or Underlying Funds' investment objectives and strategies. The Funds or Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency on a specific date in the future. For example, a forward contract may require the Fund to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) often have deposit or initial margin requirements and (c) are consummated without payment of any commissions. In order to assure that a Fund's or an Underlying Fund's forward currency contracts are not used to achieve investment leverage, to the extent that such contracts are not “covered” by liquid underlying investments in the respective foreign currency or a “proxy” currency, the Funds or Underlying Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's or Underlying Fund's commitments with respect to these contracts. The Funds or Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds or Underlying Funds' portfolio securities are or are expected to be denominated. A Fund's or an Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund or an Underlying Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund or an Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds or Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' or Underlying Funds' portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward foreign currency contract, a Fund or an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund or an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund or Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's or Underlying Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund or Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund or Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.
Upon maturity of a forward currency contract, a Fund or an Underlying Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then-current exchange rate. A Fund or an Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Funds or Underlying Funds.
78

The cost to a Fund or an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
If a devaluation is generally anticipated, a Fund or an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund or an Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's or an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund or Underlying Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s or RIM's special skills and experience with respect to such instruments and usually depends on the money manager’s or RIM's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund or an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund or an Underlying Fund is engaged in that strategy.
A Fund's or an Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund or Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's or an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.
Swap Agreements and Swaptions. The Funds and Underlying Funds, except the Select U.S. Equity and Select International Equity Funds, may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds or Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. The Funds and Underlying Funds may also enter into swap agreements for investment purposes. When a Fund or an Underlying Fund enters into a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).
The Funds and Underlying Funds may enter into several different types of swap agreements, including equity index, interest rate, credit default, currency and recovery lock swaps. Equity index swaps are agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed-upon amount of time. The cash flows will typically be an equity
79

index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified principal amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on an obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Recovery lock swaps are agreements between two parties that provide for a fixed payment by one party and the delivery of a reference obligation, typically a bond, by the other party upon the occurrence of a credit event, such as a default, by the issuer of the reference obligation.
The Funds and Underlying Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. Under most swap agreements entered into by a Fund or an Underlying Fund, the parties’ obligations are determined on a “net basis.” The net amount of the excess, if any, of a Fund's or an Underlying Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that a Fund or an Underlying Fund enters into swaps not legally required to be settled on a net basis, the amount maintained in a segregated account will be the full notional amount of the a Fund's or Underlying Fund's obligations, if any, with respect to such swaps, accrued on a daily basis. For credit default swaps, liquid assets in the amount at least equal to the following will be segregated: (1) if a Fund or an Underlying Fund is the seller of a credit default swap with physical settlement, the notional amount of the contract minus any amounts owed to the Fund or Underlying Fund, (2) if a Fund or an Underlying Fund is the seller of a credit default swap with cash settlement, the notional amount of the contract minus the market value of the reference instrument and (3) if a Fund or an Underlying Fund is the purchaser of a credit default swap, any accrued but unpaid amounts owed by the Fund or Underlying Fund to the swap counterparty. If there is a default by the other party to such a transaction, a Fund or an Underlying Fund will have contractual remedies pursuant to the agreement related to the transaction.
The Funds and Underlying Funds may enter into swap agreements with Counterparties that meet RIM’s credit quality limitations. The Funds and Underlying Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction. Some swaps the Fund or Underlying Fund may enter into, such as interest rate and certain credit default swaps, are traded on exchanges and subject to central clearing.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund or an Underlying Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund or Underlying Fund.
There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or Underlying Funds or the ability of the Funds or Underlying Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Funds or Underlying Funds is impossible to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth the legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Funds or Underlying Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of certain OTC derivatives transactions. The CFTC and SEC have approved joint final rules and interpretations that further define the terms “swap” and “security-based” swap and govern “mixed swaps” (the “Swap Definitions”). Under the Swap Definitions, the term “swap” includes OTC foreign exchange options, among other OTC contracts. The U.S. Department of the Treasury has determined that certain deliverable foreign exchange forwards and deliverable foreign exchange swaps are exempt from the definition of “swap.” The occurrence of the effective date for the Swap Definitions triggered numerous effective and
80

compliance dates for other rules promulgated by the CFTC and SEC under the Dodd-Frank Act. The Swap Definitions are broad and encompass a number of transactions that were historically not subject to CFTC or SEC regulation. The impact of the effectiveness of the Swap Definitions along with the implementation of the various other rules contingent on the promulgation of the Swap Definitions is impossible to predict, but could be substantial and adverse.
Provisions in the Dodd-Frank Act include registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations, and the required use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because the rulemaking and regulations implementing the Dodd-Frank Act have not been completed, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any Funds or Underlying Funds, but it is expected that swap dealers, major market participants and swap Counterparties, including the Funds or Underlying Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The Dodd-Frank Act and the rules to be promulgated may negatively impact a Fund's or an Underlying Fund's ability to meet its investment objective either through limits or requirements imposed on it or its Counterparties. In particular, new position limits imposed on a Fund or an Underlying Fund or its Counterparties’ on-exchange and OTC trading may impact that a Fund's or Underlying Fund's ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of Fund's or an Underlying Fund's investments and cost of doing business, which could adversely affect investors.
The Funds and Underlying Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Credit default swaps allow a Fund or an Underlying Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. A Fund or an Underlying Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that a Fund or an Underlying Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, a Fund or an Underlying Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, a Fund or an Underlying Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The Counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject a Fund or an Underlying Fund to increased costs or margin requirements.
As the seller of protection in a credit default swap, a Fund or an Underlying Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Fund or Underlying Fund would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund or Underlying Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, a Fund or an Underlying Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund or Underlying Fund would be subject to investment exposure on the notional amount of the swap.
The Underlying Fixed Income Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios, in which case an Underlying Fund would function as the Counterparty referenced in the preceding paragraph.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Underlying Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where an Underlying Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Credit default swap agreements on asset-backed securities also involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other
81

write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Underlying Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Credit default swaps could result in losses if a Fund or an Underlying Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if a Fund or an Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and Counterparty risk. A Fund or an Underlying Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, a Fund or an Underlying Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund or an Underlying Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund or Underlying Fund.
If the creditworthiness of a Fund's or an Underlying Fund's uncleared swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Fund or Underlying Fund. To limit the Counterparty risk involved in uncleared swap agreements, the Funds and Underlying Funds will only enter into uncleared swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds or Underlying Funds will be able to do so, the Funds and Underlying Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds and Underlying Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund or an Underlying Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds or Underlying Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' or Underlying Funds' risk of loss consists of the net amount of interest payments that the Funds or Underlying Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Funds or Underlying Fund to increased costs or margin requirements.
The Underlying Fixed Income Funds may enter into recovery lock swaps. Recovery lock swaps are used to “lock in” a recovery amount on the reference obligation at the time the parties enter into the agreement. In contrast to a credit default swap where the final settlement amount may be dependent on the market price for the reference obligation upon the credit event, a recovery lock swap fixes the settlement amount in advance and is not dependent on the market price of the reference obligation at the time of the credit event. Unlike certain other types of derivatives, recovery lock swaps generally do not involve upfront or periodic cash payments by either of the parties. Instead, payment and settlement occurs after there has been a credit event. If a credit event does not occur prior to the termination date of a recovery lock swap, the agreement terminates and no payments are made by either party. A party may enter into a recovery lock swap to purchase or sell a reference
82

obligation upon the occurrence of a credit event. Recovery lock swaps are subject to certain risks, including, without limitation, the risk that a counterparty will not accurately forecast the value of a reference obligation upon the occurrence of a credit event. In addition to general market risks, recovery lock swaps are subject to illiquidity risk, counterparty risk and credit risk. The market for recovery lock swaps is relatively new and is smaller and less liquid than the market for credit default swaps and other derivatives. Elements of judgment may play a role in determining the value of a recovery lock. In addition, it may not be possible to enter into a recovery lock swap at an advantageous time or price.
The Funds and Underlying Fixed Income Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statements of financial condition.
The Underlying Funds may invest in certain types of equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on a basket of equity securities (an “equity basket swap”) or individual equity security for another payment stream. An equity swap may be used by the Underlying Funds to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.  The Underlying Funds will receive all of the economic benefits and risks equivalent to direct investments in the reference equity positions such as capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value.  The swap value may also include interest charges and credits related to the notional values of the equity positions and any cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread.  The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Equity basket swaps provide the Underlying Funds exposure to a portfolio of long and/or short equity securities. These swaps are designed to function as a portfolio of direct investments in long and short equity positions and the Underlying Funds have the ability to trade in and out of long and short positions within the swap.  Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Underlying Funds are contractually obligated to make. If the other party to an equity swap defaults, the Underlying Fund’s risk of loss consists of the net amount of payments that each Underlying Fund is contractually entitled to receive, if any.
Index Swap Agreements. The Funds and Underlying Funds, except the Select U.S. Equity and Select International Equity Funds, may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with the Funds' or Underlying Funds' investment objectives and strategies. Index swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
No Fund or Underlying Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund's or Underlying Fund's net assets.
Structured Notes. The Commodity Strategies and Multi-Strategy Income Funds may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Therefore, structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent an Underlying Fund invests in these notes and securities, however, these notes are analyzed in the overall assessment of the effective duration of the Underlying Fund’s holdings in an effort to monitor the Underlying Fund’s interest rate risk.
83

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Bloomberg Commodity Index Total Return (formerly, the Dow Jones – UBS Commodity Index Total Return), which is representative of the commodities market. They are available from a limited number of approved issuers, and all invested amounts are exposed to the issuer’s credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to credit risk of the dealer.
Uncovered Options Transactions. The Unconstrained Total Return, Commodity Strategies and Multi-Strategy Income Funds may write options that are not covered (or so called “naked options”). When an Underlying Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When an Underlying Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Underlying Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered call and put options have speculative characteristics and the potential loss is substantial.
Stand-By Commitment Agreements. The Unconstrained Total Return, Commodity Strategies and Multi-Strategy Income Funds may invest in “stand-by commitments” with respect to securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase at an Underlying Fund’s option specified securities at a specified price. An Underlying Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by an Underlying Fund may also be referred to as “put” options. A stand-by commitment is not transferable by an Underlying Fund, although an Underlying Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities. When investing in stand-by commitments, an Underlying Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the money manager, present minimal credit risks. An Underlying Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.
The amount payable to an Underlying Fund upon its exercise of a stand-by commitment is normally (i) the Underlying Fund’s acquisition cost of the securities (excluding any accrued interest which the Underlying Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Underlying Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. An Underlying Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, an Underlying Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in an Underlying Fund’s portfolio will not exceed 1/2 of 1% of the value of the Underlying Fund’s total assets calculated immediately after each stand-by commitment is acquired.
The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by an Underlying Fund would be valued at zero in determining net asset value. Where an Underlying Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Underlying Fund.
The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to an Underlying Fund.
Custodial Receipts and Trust Certificates. The Unconstrained Total Return and Commodity Strategies Funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Funds may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust
84

certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, an Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.
Although under the terms of a custodial receipt or trust certificate an Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, an Underlying Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if an Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
Taxes
Distributions of Net Investment Income. Each Fund’s income consists of dividends and interest, including dividends it receives from the Underlying Funds, less the estimated expenses of the Fund. Any distributions by a Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.
If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund’s distribution is treated as qualified dividend income to the extent that a Fund or an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is 20%. It is not expected that any portion of the Commodity Strategies Fund's distributions will be eligible to be treated as qualified dividend income.
Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund as capital gain distributions. A Fund may also derive capital gains and losses in connection with sales or other dispositions of its portfolio securities, including shares of the Underlying Funds. Distributions from net short-term capital gain are taxable to you as ordinary income. Distributions from net long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Capital gain generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. For individual and other non-corporate taxpayers, the maximum rate applicable to long-term capital gains is 20%.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
85

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by a Fund or an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by a Fund or an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you and may cause some or all of the previously distributed income of a Fund or an Underlying Fund to be classified as a return of capital. A return of capital generally is not taxable, but if distributed to you by a Fund, reduces your tax basis in your shares of the Fund and, if distributed to a Fund by an Underlying Fund, reduces the Fund’s tax basis in its shares of the Underlying Fund. Any return of capital in excess of such tax basis is taxable to you (if distributed to you by a Fund) or to a Fund (if distributed to the Fund by an Underlying Fund) as a capital gain.
Certain Funds and Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce the ordinary income distributions to you.
If more than 50% of an Underlying Fund’s assets at the close of its taxable year consist of stock or securities of foreign corporations, the Underlying Fund may elect to pass through to its shareholders the ability (subject to certain limitations) to claim a foreign tax credit or deduction for certain foreign taxes paid by the Underlying Fund. If a Fund invests in such an Underlying Fund, it may in turn elect to pass this ability on to you, provided that at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is invested in other regulated investment companies.
Distributions of Exempt-Interest Dividends. If at least 50% of the value of an Underlying Fund’s assets at the end of each quarter of its taxable year consist of certain tax-exempt obligations, the Underlying Fund may pass through to its shareholders, as exempt-interest dividends, the tax-exempt interest received by the Underlying Fund. If a Fund invests in such an Underlying Fund, it may in turn elect to pay to you, as exempt-interest dividends, any exempt-interest dividends so received from the Underlying Fund, provided that at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is invested in other regulated investment companies.
Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.
Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.
Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.
Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.
86

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.
U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Dividends paid by a Fund may not be exempt from state and local taxes in certain states when the Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund. The income on Underlying Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends reported by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction. None of the Commodity Strategies Fund's distributions are expected to qualify for the corporate dividends-received deduction.
Investment in Complex Securities. Certain Funds and certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund or Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund or Underlying Fund (possibly causing the Fund or Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund or Underlying Fund’s ability to recognize a loss, and, in limited cases, subject the Fund or Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing or character of the income distributed by an Underlying Fund to a Fund and by a Fund to you.
Non-U.S. Investors. Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate taxes, and are subject to special U.S. tax certification requirements. A portion of Fund distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by a Fund or an Underlying Fund if properly reported by the Fund. If a non-U.S. investor were to hold an interest of more than 5% in a Fund that were deemed to be a “U.S. real property holding company” by reason of holding significant interests (other than as a creditor) in other U.S. real property holding companies (including REITs) or “U.S. real property,” certain Fund distributions could be taxable to such investor and require the investor to file U.S. tax returns and may also be subject to withholding taxes. Non-U.S. investors holding an interest of 5% or less in such a Fund may be subject to withholding tax with respect to certain Fund distributions that are attributable to U.S. real property gains, as well as ordinary income dividends.
A Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply or be deemed compliant with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.
You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.
Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien) or (if applicable) certify that you are exempt from backup withholding. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate is 28%.
Tax Treatment of Commodity-Linked Swaps and Structured Notes. The IRS has issued rulings that provide that in order for a fund such as the Commodity Strategies Fund to qualify as a regulated investment company under the Code, the income derived from commodity-linked swaps must be limited to a maximum of 10% of the Fund’s gross income.
87

However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments, including commodity options, futures and options on futures. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Underlying Fund intends to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and, through investments in its Subsidiary, commodity-linked swaps and other commodity-linked derivative instruments. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Underlying Fund's income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income.  The ability of the Underlying Fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the Underlying Fund were unable to treat its income from commodity-linked notes and its Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Underlying Fund's investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Underlying Fund's taxable income or any gains and distributions made by the Underlying Fund.
The Subsidiary is not expected to be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Underlying Fund will be required to include as ordinary income annually amounts earned by its Subsidiary during that year. Furthermore, the Underlying Fund, as a regulated investment company, will be required to distribute its Subsidiary’s income, whether or not its Subsidiary makes a distribution to the Underlying Fund during the taxable year. Any losses of the Subsidiary will generally only be available to offset any income of the Subsidiary in the same year.  Payments to a Subsidiary of U.S. source income and (effective January 1, 2019) gross proceeds from U.S. source interest- and dividend-bearing securities will be subject to U.S. withholding tax (at a 30% rate) if the Subsidiary fails to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Pursuant to an intergovernmental agreement between the United States and the Cayman Islands, the Subsidiary may be deemed compliant, and therefore not subject to the withholding tax if it complies with applicable Cayman regulatory requirements. Detailed guidance as to the mechanics and scope of this new reporting and withholding regime is continuing to develop.
At October 31, 2016, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Net capital losses incurred in portfolio transactions for taxable years beginning after December 22, 2010 will not expire. Available capital loss carryforwards and expiration dates are as follows:
Funds	10/31/18	10/31/19	No Expiration	No Expiration	TOTAL
			Short-Term	Long-Term
Equity Growth Strategy Fund	$71,779,811	$19,352,964	—	—	$91,132,775

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.
88

credit Rating definitions
MOODY’S INVESTORS SERVICE, INC. (MOODY’S):
Long-Term Obligation Ratings
Aaa –– Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa –– Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated ‘A’ are judged to be upper-medium grade and are subject to low credit risk.
Baa –– Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.
B –– Obligations rated ‘B’ are considered speculative and are subject to high credit risk.
Caa –– Obligations rated ‘Caa’ are judged to be speculative and of poor standing and are subject to very high credit risk.
Ca –– Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated ‘C’ are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
STANDARD & POOR’S RATINGS GROUP (“S&P”):
Long-Term Issue Credit Ratings
AAA –– An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC –– An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
89

CC –– An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C –– An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D –– An obligation rated ‘D’ is in payment default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the due date, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR –– This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE, INC. (“FITCH”):
Long-Term Ratings Scales
AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC –– Substantial credit risk. Default is a real possibility.
CC –– Very high levels of credit risk. Default of some kind appears probable.
C –– Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
RD –– Restricted default.
90

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
•	the selective payment default on a specific class or currency of debt;
•	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and
•	execution of a distressed debt exchange on one or more material financial obligations.
D –– Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note to Long-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
SECTOR SPECIFIC CREDIT RATING SERVICES
U.S. Municipal Short-Term Debt and Demand Obligation Ratings
MOODY’S:
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG-1 –– This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2 –– This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG-3 –– This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG –– This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
91

VMIG 1 –– This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 –– This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 –– This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG –– This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P:
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1 –– Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.
SP-2 –– Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 –– Speculative capacity to pay principal and interest.
SHORT-TERM RATINGS
MOODY’S:
Prime-1 –– Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Prime-2 –– Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Prime-3 –– Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P:
A-1 ––  A short-term obligation rated “A–1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 –– A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 –– A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B –– A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
92

C –– A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
FITCH:
Short Term Ratings
F1 –– Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 –– Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 –– Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B –– Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C –– High short-term default risk. Default is a real possibility.
RD –– Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D –– Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
93

Financial Statements
The 2016 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference.
The 2016 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investments Services at 1-800-787-7354.
94

Appendix
At January 31, 2017, the following shareholders owned of record or were known by the Funds to beneficially own 5% or more of any Class of a Fund’s Shares.
2020 STRATEGY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 19.08%
2020 STRATEGY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 80.92%
2020 STRATEGY FUND CLASS E - NATIONWIDE LIFE INSURANCE COMPANY (QPVA) C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 16.98%
2020 STRATEGY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 22.19%
2020 STRATEGY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 24.18%
2020 STRATEGY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 36.65%
2020 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TRUST/ RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 6.14%
2020 STRATEGY FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 9.09%
2020 STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 17.56%
2020 STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 21.58%
2020 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 36.49%
2020 STRATEGY FUND CLASS R4 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 6.70%
2020 STRATEGY FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 82.85%
2020 STRATEGY FUND CLASS R5 - ALERUS FINANCIAL FBO AXLETECH INTERNATIONAL 401(K) PLAN PO BOX 64535 SAINT PAUL MN 55164-0535, 5.61%
2020 STRATEGY FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 5.66%
2020 STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 10.25%
2020 STRATEGY FUND CLASS R5 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 16.34%
2020 STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 17.24%
2020 STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 19.50%
2020 STRATEGY FUND CLASS S - MID ATLANTIC TRUST COMPANY FBO ERIKS CHEVROLET, INC. 401(K) PLAN 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228, 7.22%
2020 STRATEGY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.48%
95

2020 STRATEGY FUND CLASS S - MID ATLANTIC TRUST COMPANY FBO THE LAKELAND GROUP RETIREMENT SAVINGS PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228, 10.36%
2020 STRATEGY FUND CLASS S - RELIANCE TRUST COMPANY FBO DENVER ATHLETIC P.O. BOX 48529 ATLANTA GA 30362-1529, 13.77%
2020 STRATEGY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 51.17%
2025 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TRUST/ RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 5.16%
2025 STRATEGY FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 10.73%
2025 STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 20.84%
2025 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 51.32%
2025 STRATEGY FUND CLASS R4 - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5021, 5.41%
2025 STRATEGY FUND CLASS R4 - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 6.35%
2025 STRATEGY FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 87.63%
2025 STRATEGY FUND CLASS R5 - ALERUS FINANCIAL FBO AXLETECH INTERNATIONAL 401(K) PLAN PO BOX 64535 SAINT PAUL MN 55164-0535, 9.05%
2025 STRATEGY FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 11.80%
2025 STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 16.20%
2025 STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 18.09%
2025 STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 27.39%
2030 STRATEGY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 11.15%
2030 STRATEGY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 86.77%
2030 STRATEGY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 5.74%
2030 STRATEGY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 27.71%
2030 STRATEGY FUND CLASS E - NATIONWIDE LIFE INSURANCE COMPANY (QPVA) C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 66.55%
2030 STRATEGY FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 5.94%
2030 STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 11.34%
96

2030 STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 31.10%
2030 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 41.68%
2030 STRATEGY FUND CLASS R4 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 8.05%
2030 STRATEGY FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 88.05%
2030 STRATEGY FUND CLASS R5 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.01%
2030 STRATEGY FUND CLASS R5 - GREAT-WEST LIFE & ANN INS CO OF NY FBO FUTURE FUNDS II 8515 E ORCHARD RD # 2T2 GREENWOOD VILLAGE CO 80111-5002, 7.35%
2030 STRATEGY FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 9.88%
2030 STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 11.12%
2030 STRATEGY FUND CLASS R5 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 12.26%
2030 STRATEGY FUND CLASS R5 - GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002, 13.59%
2030 STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 15.70%
2030 STRATEGY FUND CLASS S - RELIANCE TRUST COMPANY FBO DENVER ATHLETIC P.O. BOX 48529 ATLANTA GA 30362-1529, 10.24%
2030 STRATEGY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 13.52%
2030 STRATEGY FUND CLASS S - MID ATLANTIC TRUST COMPANY FBO THE LAKELAND GROUP RETIREMENT SAVINGS PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228, 18.30%
2030 STRATEGY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 49.32%
2035 STRATEGY FUND CLASS R1 - RELIANCE TRUST COMPANY FBO TRACE-A-MATIC P.O. BOX 48529 ATLANTA GA 30362-1529, 6.27%
2035 STRATEGY FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 11.75%
2035 STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 14.00%
2035 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 53.33%
2035 STRATEGY FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 90.23%
2035 STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 6.21%
97

2035 STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.49%
2035 STRATEGY FUND CLASS R5 - ALERUS FINANCIAL FBO AXLETECH INTERNATIONAL 401(K) PLAN PO BOX 64535 SAINT PAUL MN 55164-0535, 11.91%
2035 STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 15.03%
2035 STRATEGY FUND CLASS R5 - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 25.76%
2035 STRATEGY FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 28.13%
2040 STRATEGY FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.02%
2040 STRATEGY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 14.57%
2040 STRATEGY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 77.52%
2040 STRATEGY FUND CLASS E - NATIONWIDE LIFE INSURANCE COMPANY (QPVA) C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 27.18%
2040 STRATEGY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 71.12%
2040 STRATEGY FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 8.00%
2040 STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 9.97%
2040 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 32.24%
2040 STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 39.40%
2040 STRATEGY FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 90.80%
2040 STRATEGY FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 15.30%
2040 STRATEGY FUND CLASS R5 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 19.95%
2040 STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 21.62%
2040 STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 23.61%
2040 STRATEGY FUND CLASS S - EQUITY TRUST COMPANY DBA STERLING TRUST, CUSTODIAN FBO LIQUIDITY SOLUTIONS INC P/S 401(K) 1 EQUITY WAY WESTLAKE OH 44145-1050, 6.17%
2040 STRATEGY FUND CLASS S - MID ATLANTIC TRUST COMPANY FBO IMAGETAG INC 401(K) PROFIT SHARING 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228, 6.24%
2040 STRATEGY FUND CLASS S - RELIANCE TRUST COMPANY FBO DENVER ATHLETIC P.O. BOX 48529 ATLANTA GA 30362-1529, 7.81%
2040 STRATEGY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 19.68%
98

2040 STRATEGY FUND CLASS S - MID ATLANTIC TRUST COMPANY FBO THE LAKELAND GROUP RETIREMENT SAVINGS PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228, 20.12%
2040 STRATEGY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 29.24%
2045 STRATEGY FUND CLASS R1 - MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484, 5.93%
2045 STRATEGY FUND CLASS R1 - RELIANCE TRUST COMPANY FBO TRACE-A-MATIC P.O. BOX 48529 ATLANTA GA 30362-1529, 10.20%
2045 STRATEGY FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 11.44%
2045 STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 14.27%
2045 STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 19.46%
2045 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 32.61%
2045 STRATEGY FUND CLASS R4 - ASCENSUS TRUST COMPANY FBO JAMES V. KIMSEY, A SOLE PROPRIETOR 682902 P.O. BOX 10758 FARGO ND 58106-0758, 5.02%
2045 STRATEGY FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 92.51%
2045 STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 5.03%
2045 STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 17.62%
2045 STRATEGY FUND CLASS R5 - ALERUS FINANCIAL FBO AXLETECH INTERNATIONAL 401(K) PLAN PO BOX 64535 SAINT PAUL MN 55164-0535, 18.53%
2045 STRATEGY FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 23.20%
2045 STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 26.68%
2050 STRATEGY FUND CLASS R1 - MID ATLANTIC TRUST COMPANY FBO THE LAKELAND GROUP RETIREMENT SAVINGS PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228, 6.08%
2050 STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.36%
2050 STRATEGY FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.60%
2050 STRATEGY FUND CLASS R1 - JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324, 10.74%
2050 STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 26.75%
2050 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 37.50%
99

2050 STRATEGY FUND CLASS R4 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 5.41%
2050 STRATEGY FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 82.62%
2050 STRATEGY FUND CLASS R5 - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.45%
2050 STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 7.53%
2050 STRATEGY FUND CLASS R5 - ALERUS FINANCIAL FBO AXLETECH INTERNATIONAL 401(K) PLAN PO BOX 64535 SAINT PAUL MN 55164-0535, 8.98%
2050 STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 14.58%
2050 STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 18.33%
2050 STRATEGY FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 21.33%
2055 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TRUST/ RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 5.11%
2055 STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 5.86%
2055 STRATEGY FUND CLASS R1 - RELIANCE TRUST COMPANY FBO TRACE-A-MATIC P.O. BOX 48529 ATLANTA GA 30362-1529, 9.68%
2055 STRATEGY FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 17.55%
2055 STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 24.14%
2055 STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 33.98%
2055 STRATEGY FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 89.65%
2055 STRATEGY FUND CLASS R5 - ALERUS FINANCIAL FBO AXLETECH INTERNATIONAL 401(K) PLAN PO BOX 64535 SAINT PAUL MN 55164-0535, 7.42%
2055 STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 25.41%
2055 STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 28.43%
2055 STRATEGY FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 35.99%
BALANCED STRATEGY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.51%
BALANCED STRATEGY FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 5.82%
BALANCED STRATEGY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 9.12%
BALANCED STRATEGY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 68.87%
100

BALANCED STRATEGY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 9.14%
BALANCED STRATEGY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 19.72%
BALANCED STRATEGY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 25.82%
BALANCED STRATEGY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 28.77%
BALANCED STRATEGY FUND CLASS E - TD AMERITRADE TRUST COMPANY CO#0087O P.O. BOX 17748 DENVER CO 80217-0748, 6.10%
BALANCED STRATEGY FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 9.67%
BALANCED STRATEGY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 11.39%
BALANCED STRATEGY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 15.34%
BALANCED STRATEGY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 17.42%
BALANCED STRATEGY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 29.53%
BALANCED STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 5.93%
BALANCED STRATEGY FUND CLASS R1 - MATRIX TRUST COMPANY AS TTEE FBO HOOD RIVER DISTILLERS EMPL SAVINGS PO BOX 52129 PHOENIX AZ 85072-2129, 5.96%
BALANCED STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 10.55%
BALANCED STRATEGY FUND CLASS R1 - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 61.86%
BALANCED STRATEGY FUND CLASS R4 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.38%
BALANCED STRATEGY FUND CLASS R4 - JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK RPS-TRADING OPS ST-4 601 CONGRESS ST BOSTON MA 02210-2805, 8.12%
BALANCED STRATEGY FUND CLASS R4 - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ST-4 601 CONGRESS ST BOSTON MA 02210-2805, 70.18%
BALANCED STRATEGY FUND CLASS R5 - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 7.89%
BALANCED STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 10.94%
BALANCED STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 24.20%
BALANCED STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 38.64%
101

BALANCED STRATEGY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 7.73%
BALANCED STRATEGY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 10.79%
BALANCED STRATEGY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 28.14%
BALANCED STRATEGY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 38.65%
CONSERVATIVE STRATEGY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 9.22%
CONSERVATIVE STRATEGY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 11.97%
CONSERVATIVE STRATEGY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 61.84%
CONSERVATIVE STRATEGY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.77%
CONSERVATIVE STRATEGY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 19.31%
CONSERVATIVE STRATEGY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 24.13%
CONSERVATIVE STRATEGY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 30.23%
CONSERVATIVE STRATEGY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.24%
CONSERVATIVE STRATEGY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 7.83%
CONSERVATIVE STRATEGY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 25.62%
CONSERVATIVE STRATEGY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 47.72%
CONSERVATIVE STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 9.88%
CONSERVATIVE STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 32.14%
CONSERVATIVE STRATEGY FUND CLASS R1 - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 50.48%
CONSERVATIVE STRATEGY FUND CLASS R4 - TIAA-CREF TRUST CO. CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 NORTH BROADWAY, SUITE 1000 ST LOUIS MO 63102-2748, 21.15%
CONSERVATIVE STRATEGY FUND CLASS R4 - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ST-4 601 CONGRESS ST BOSTON MA 02210-2805, 65.00%
102

CONSERVATIVE STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 10.15%
CONSERVATIVE STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 25.06%
CONSERVATIVE STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 46.15%
CONSERVATIVE STRATEGY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.17%
CONSERVATIVE STRATEGY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 14.36%
CONSERVATIVE STRATEGY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 23.36%
CONSERVATIVE STRATEGY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 33.45%
EQUITY GROWTH STRATEGY FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.78%
EQUITY GROWTH STRATEGY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 8.56%
EQUITY GROWTH STRATEGY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 29.13%
EQUITY GROWTH STRATEGY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 44.17%
EQUITY GROWTH STRATEGY FUND CLASS C - RBC CAPITAL MARKETS LLC ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST-P08 MINNEAPOLIS MN 55402-4413, 5.10%
EQUITY GROWTH STRATEGY FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 7.14%
EQUITY GROWTH STRATEGY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 9.27%
EQUITY GROWTH STRATEGY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 17.46%
EQUITY GROWTH STRATEGY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 24.21%
EQUITY GROWTH STRATEGY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 24.92%
EQUITY GROWTH STRATEGY FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 5.92%
EQUITY GROWTH STRATEGY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 10.23%
103

EQUITY GROWTH STRATEGY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 23.34%
EQUITY GROWTH STRATEGY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 42.18%
EQUITY GROWTH STRATEGY FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 6.02%
EQUITY GROWTH STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.62%
EQUITY GROWTH STRATEGY FUND CLASS R1 - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 7.32%
EQUITY GROWTH STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 15.71%
EQUITY GROWTH STRATEGY FUND CLASS R1 - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 46.37%
EQUITY GROWTH STRATEGY FUND CLASS R4 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 5.58%
EQUITY GROWTH STRATEGY FUND CLASS R4 - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ST-4 601 CONGRESS ST BOSTON MA 02210-2805, 78.80%
EQUITY GROWTH STRATEGY FUND CLASS R5 - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.59%
EQUITY GROWTH STRATEGY FUND CLASS R5 - PRINCIPAL TRUST COMPANY FBO CMIC SUPPLEMENTAL PLAN ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265, 6.08%
EQUITY GROWTH STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 7.51%
EQUITY GROWTH STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 19.17%
EQUITY GROWTH STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 22.81%
EQUITY GROWTH STRATEGY FUND CLASS R5 - PRINCIPAL TRUST COMPANY FBO CIG SUPPLEMENTAL PLAN ATTN SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265, 25.60%
EQUITY GROWTH STRATEGY FUND CLASS S - UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761, 5.78%
EQUITY GROWTH STRATEGY FUND CLASS S - RBC CAPITAL MARKETS LLC ATTN MUTUAL FUND OPS MANAGER 60 S 6TH ST-P08 MINNEAPOLIS MN 55402-4413, 5.83%
EQUITY GROWTH STRATEGY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 7.64%
EQUITY GROWTH STRATEGY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 10.54%
EQUITY GROWTH STRATEGY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 27.14%
104

EQUITY GROWTH STRATEGY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 30.87%
GROWTH STRATEGY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 5.29%
GROWTH STRATEGY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 9.14%
GROWTH STRATEGY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 73.33%
GROWTH STRATEGY FUND CLASS C - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 5.04%
GROWTH STRATEGY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 7.33%
GROWTH STRATEGY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 20.03%
GROWTH STRATEGY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 26.13%
GROWTH STRATEGY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 27.16%
GROWTH STRATEGY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 6.16%
GROWTH STRATEGY FUND CLASS E - U.S. BANK FBO PACIFIC METAL FAB P/S PLAN 1555 N RIVERCENTER DRIVE SUITE 302 MILWAUKEE WI 53212-3958, 8.20%
GROWTH STRATEGY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 13.68%
GROWTH STRATEGY FUND CLASS E - U.S. BANK FBO A & K DEVELOPMENT CO P/S PLAN 1555 N RIVERCENTER DRIVE SUITE 302 MILWAUKEE WI 53212-3958, 15.89%
GROWTH STRATEGY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 17.53%
GROWTH STRATEGY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 28.53%
GROWTH STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 12.76%
GROWTH STRATEGY FUND CLASS R1 - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 66.80%
GROWTH STRATEGY FUND CLASS R4 - JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK RPS-TRADING OPS ST-4 601 CONGRESS ST BOSTON MA 02210-2805, 6.41%
GROWTH STRATEGY FUND CLASS R4 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 9.50%
GROWTH STRATEGY FUND CLASS R4 - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ST-4 601 CONGRESS ST BOSTON MA 02210-2805, 73.21%
GROWTH STRATEGY FUND CLASS R5 - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.56%
105

GROWTH STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.35%
GROWTH STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 29.47%
GROWTH STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 37.24%
GROWTH STRATEGY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 7.42%
GROWTH STRATEGY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 13.64%
GROWTH STRATEGY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 26.19%
GROWTH STRATEGY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 37.19%
IN RETIREMENT FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 97.90%
IN RETIREMENT FUND CLASS R1 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 8.81%
IN RETIREMENT FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 9.49%
IN RETIREMENT FUND CLASS R1 - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 10.94%
IN RETIREMENT FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TRUST/ RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 15.37%
IN RETIREMENT FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 20.22%
IN RETIREMENT FUND CLASS R1 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 26.38%
IN RETIREMENT FUND CLASS R4 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 90.32%
IN RETIREMENT FUND CLASS R5 - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 8.99%
IN RETIREMENT FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 10.23%
IN RETIREMENT FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 14.67%
IN RETIREMENT FUND CLASS R5 - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 15.68%
IN RETIREMENT FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 27.03%
MODERATE STRATEGY FUND CLASS A - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 5.04%
MODERATE STRATEGY FUND CLASS A - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 6.38%
106

MODERATE STRATEGY FUND CLASS A - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 6.62%
MODERATE STRATEGY FUND CLASS A - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 71.22%
MODERATE STRATEGY FUND CLASS C - CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 8.95%
MODERATE STRATEGY FUND CLASS C - WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 15.47%
MODERATE STRATEGY FUND CLASS C - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 29.89%
MODERATE STRATEGY FUND CLASS C - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 31.54%
MODERATE STRATEGY FUND CLASS E - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 7.96%
MODERATE STRATEGY FUND CLASS E - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 9.95%
MODERATE STRATEGY FUND CLASS E - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 19.05%
MODERATE STRATEGY FUND CLASS E - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 24.22%
MODERATE STRATEGY FUND CLASS E - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 28.65%
MODERATE STRATEGY FUND CLASS R1 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 8.22%
MODERATE STRATEGY FUND CLASS R1 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 35.81%
MODERATE STRATEGY FUND CLASS R1 - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 39.89%
MODERATE STRATEGY FUND CLASS R4 - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 8.39%
MODERATE STRATEGY FUND CLASS R4 - JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK RPS-TRADING OPS ST-4 601 CONGRESS ST BOSTON MA 02210-2805, 12.82%
MODERATE STRATEGY FUND CLASS R4 - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ST-4 601 CONGRESS ST BOSTON MA 02210-2805, 67.52%
MODERATE STRATEGY FUND CLASS R5 - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 14.09%
MODERATE STRATEGY FUND CLASS R5 - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 30.17%
MODERATE STRATEGY FUND CLASS R5 - DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 34.15%
MODERATE STRATEGY FUND CLASS S - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905, 6.15%
107

MODERATE STRATEGY FUND CLASS S - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 14.43%
MODERATE STRATEGY FUND CLASS S - RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 30.26%
MODERATE STRATEGY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 33.67%
At January 31, 2017, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
2025 STRATEGY FUND - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 25.54%
2025 STRATEGY FUND - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 27.50%
2035 STRATEGY FUND - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 36.90%
2045 STRATEGY FUND - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 37.81%
2055 STRATEGY FUND - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 28.28%
IN RETIREMENT FUND - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 27.20%
BALANCED STRATEGY FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 34.85%
CONSERVATIVE STRATEGY FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 29.93%
GROWTH STRATEGY FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 38.65%
MODERATE STRATEGY FUND - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 37.66%
For information with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.
The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.
108

RUSSELL INVESTMENT COMPANY
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone 1-800-787-7354
STATEMENT OF ADDITIONAL INFORMATION
Select U.S. Equity Fund and Select International Equity Fund
March 1, 2017
Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds' Prospectus, dated March 1, 2017 and any supplements thereto, which may be obtained without charge by telephoning or writing RIC at the number or address shown above. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectus.
This SAI incorporates by reference the Funds’ Annual Reports to Shareholders for the year ended October 31, 2016. Copies of the Funds’ Annual Report accompany this SAI.
As of the date of this SAI, RIC is comprised of 42 Funds. This SAI relates to 2 of these Funds. Each of the Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this SAI relates to all classes of Shares of the Funds.
Ticker Symbol By Class
Fund	A	A1	A2 (1)	A3 (1)	C	C1 (1)	E	R6	S	T	Y

Select U.S. Equity Fund	RTDAX	RSSEX	RSSSX	RSSMX	RTDCX	RSSHX	RTDEX	RTDRX	RTDSX	RTDTX	RTDYX
Select International Equity Fund	RTIAX	RSJAX	RSJSX	RSJMX	RTICX	RSJCX	RTIEX	RTIRX	RTISX	RTITX	RTIYX
(1)	Class A2, Class A3 and Class C1 Shares are not currently being offered to investors and are not available for sale in any state.

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.
RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIC or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds is diversified. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio—a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A, Class A1, Class A2 and Class A3 Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class C and Class C1 Shares are subject to a Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25%.  Class E Shares are subject to a shareholder services fee of 0.25%. The Class R6, Class S, Class T and Class Y Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this SAI refers to all classes of Shares of the Funds.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Fund’s investment adviser is Russell Investment Management, LLC (“RIM” or the “Adviser”).
Pursuant to claims for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), the Funds are not subject to registration or regulation as commodity pool operators under the CEA. In order to maintain the exclusion, each Fund must annually affirm to the National Futures Association that it has met and will continue
1

to meet the conditions necessary to qualify for the exclusion. In the event that a Fund engages in transactions that require registration as a commodity pool operator in the future, the Fund will comply with applicable regulations with respect to that Fund. If a Fund registers as a commodity pool operator and operates subject to Commodity Futures Trading Commission (“CFTC”) regulation, it may incur additional expenses.
SHAREHOLDER MEETINGS.
RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote.  On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 75), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC. For a list of shareholders owning 5% or more of any class of any Fund’s Shares or more than 25% of the voting Shares of any Fund, please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management of the business and affairs of RIC and does not manage operations on a day-to-day basis. The officers of RIC, all of whom are employed by and are officers of RIM or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds' operations by, among other things, meeting with RIC management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIC management, monitoring or evaluating the performance of the Funds' service providers, including RIM, the Funds' custodian and the Funds' transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIM, but with RIC's independent auditors, Fund counsel and separate counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds' contracts with RIM.
The Trustees are responsible generally for overseeing the management and operations of RIC. The Trustees and RIC’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIC or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIC’s registration statement, nor any other communications or disclosure documents from or on behalf of RIC creates a contract between a shareholder of a Fund and: (i) RIC; (ii) a Fund; (iii) a service provider to RIC or a Fund; and/or (iv) the Trustees or officers of RIC.
Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for funds of funds (the “Funds of Funds”) which invest principally in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
2

The Board of Trustees is currently comprised of seven Independent Trustees on the Board, including Kristianne Blake, who has served as the Chair of the Board since 2005. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which assist in performing aspects of its role in oversight of the Funds’ operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds’ senior management, including its CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and the CRO and other representatives of the Funds’ senior management which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ share classes, the Funds’ distribution arrangements. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.
RIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds' financial statements, (b) RIC's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence, and (d) the performance of RIC's independent registered public accounting firm; (2) to oversee the preparation of an Audit Committee report as required by the SEC to be included in RIC's Form N-CSR or any proxy statement, as applicable; (3) to oversee RIC's accounting and financial reporting policies and practices and its internal controls; and (4) to act as a liaison between RIC's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIC's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves (i) all audit and non-audit services to be rendered by the independent registered public accounting firm for RIC, (ii) all audit services provided to RIM, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIM, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members are Mr. Daniel P. Connealy and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2016, the Audit Committee held six meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Funds as would be considered by the Board as
3

the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of RIC, or officer or other representative of RIM, any subadviser to a fund or other service provider to RIC. Currently, the Investment Committee members are Messrs. Thaddas L. Alston, Raymond P. Tennison, Jr. and Jack R. Thompson and Ms. Katherine W. Krysty. For the fiscal year ended October 31, 2016, the Investment Committee held four meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of RIC; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Raymond P. Tennison, Jr. and Thaddas L. Alston and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2016, the Nominating and Governance Committee held one meeting.
Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC's officers and employees are paid by RIM or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.
The following tables provide information, as of the date of this SAI, for each officer and Trustee of the Russell Investments Fund Complex. The Russell Investments Fund Complex consists of RIC, which has 42 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers.
Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
4

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Kristianne Blake Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Approved annually	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • Until June 30, 2014, Director, Ecova (total energy and sustainability management) • Until December 31, 2013, Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)	51	• Director, Avista Corp (electric utilities)
• Until June 30, 2014, Director, Ecova (total energy and sustainability management)
• Until December 31, 2013, Trustee, Principal Investors Funds (investment company)
• Until December 31, 2013, Trustee, Principal Variable Contracts Funds (investment company)
• From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)
					• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2012 • Chairman of the Audit Committee since 2017	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • Trustee and Chairperson of Select Sector SPDR Funds (investment company) • Until December 31, 2014, Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)	51	• Trustee and Chairperson of Select Sector SPDR Funds (investment company)
• From August 2012 through May 2016, Trustee, ALPS Series Trust (investment company)
• Until December 31, 2014, Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)
					• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
5

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003	• Appointed until successor is duly elected and qualified	• Retired • June 2004 to June 2014, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Katherine W. Krysty Born December 3, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2014	• Appointed until successor is duly elected and qualified	• Retired • January 2011 through March 2013, President Emerita, Laird Norton Wealth Management (investment company)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • From January 2008 to December 2011,Vice Chairman of the Board, Simpson Investment Company (paper and forest products)	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005 • Chairman of the Investment Committee since 2015	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired	51	• Until October 2015, Trustee, Russell Exchange Traded Funds Trust
*	Each Trustee is subject to mandatory retirement at age 75.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr. Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee Emeritus and Chairman Emeritus since 1999	• Until resignation or removal	• Director Emeritus, RIM	51	None

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC and RIF
• Chief Compliance Officer, Russell Investments Fund Services, LLC (“RIFUS”)
• 2011 to 2016 Chief Compliance Officer, U.S. One, LLC
• 2005 to 2011 Chief Compliance Officer, RIM
Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2016 Treasurer, Chief Accounting Officer and Chief Financial Officer since 1998	Until successor is chosen and qualified by Trustees	• Global Head of Fund Services, Russell Investments
• President, CEO, Treasurer, Chief Accounting Officer and CFO, RIC and RIF
• Director and President, RIFUS
• Director, RIM, Russell Investments Trust Company (“RITC”) and Russell Investments Financial Services, LLC (“RIFIS”)
• October 2011 to December 2013, Head of North America Operations, Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell Investments
6

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Jeffrey T. Hussey Born May 2, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2013	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC and RIF
• Chairman of the Board and President, RIM
• Director, RITC, Russell Investments Implementation Services, LLC and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell Investments
Mary Beth R. Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments
• Secretary, RIM, RIFUS and RIFIS
• Secretary and Chief Legal Officer, RIC and RIF
• Assistant Secretary, Russell Investments Insurance Agency, LLC (“RIIA”) (insurance agency) and U.S. One, LLC
Trustee Compensation Table
For The Fiscal Year Ended October 31, 2016
	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL INVESTMENTS FUND COMPLEX PAID TO TRUSTEES
INDEPENDENT TRUSTEES
Thaddas L. Alston	$178,646	$0	$0	$193,000
Kristianne Blake	$263,459	$0	$0	$284,083
Cheryl Burgermeister	$178,646	$0	$0	$193,000
Daniel P. Connealy	$169,873	$0	$0	$183,500
Katherine W. Krysty	$175,397	$0	$0	$189,500
Raymond P. Tennison, Jr.	$189,752	$0	$0	$205,000
Jack R. Thompson	$188,354	$0	$0	$203,500
TRUSTEE EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
Equity Securities Beneficially Owned By Trustees
For The Calendar Year Ended December 31, 2016
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL INVESTMENTS FUND COMPLEX
INDEPENDENT TRUSTEES
Thaddas L. Alston	None	None	Over $100,000
Kristianne Blake	None	None	Over $100,000
Cheryl Burgermeister	None	None	Over $100,000
Daniel P. Connealy	None	None	Over $100,000
Katherine W. Krysty	None	None	$10,001 - $50,000
Raymond P. Tennison, Jr.	None	None	Over $100,000
Jack R. Thompson	None	None	Over $100,000
TRUSTEE EMERITUS
George F. Russell, Jr.	None	None	None
Operation Of RIC
SERVICE PROVIDERS.
RIC's principal service providers are:
7

Adviser	Russell Investment Management, LLC
Administrator and Transfer and Dividend Disbursing Agent	Russell Investments Fund Services, LLC
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor	Russell Investments Financial Services, LLC
The Trustees, on behalf of RIC, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIC and the Funds. Shareholders are not third-party beneficiaries of such agreements.
ADVISER.
The Funds’ investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, WA 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2016, managed over $36.4 billion in 51 mutual fund portfolios. RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall portfolio exposures.
RIM is an indirect, wholly-owned subsidiary of Russell Investments Group Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (the “TA Funds”) indirectly have a majority ownership interest through alternative investment vehicles created by or from the TA Funds (the “TA Alternative Investment Vehicles”) and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (the “Reverence Capital Funds”) indirectly have a significant minority ownership interest through certain Reverence Capital Funds and alternative investment vehicles (the “Reverence Capital Entities”) in RIM and its affiliates (“Russell Investments”). The TA Alternative Investment Vehicles are ultimately controlled by a Cayman corporation, TA Associates Cayman, Ltd., and the Reverence Capital Entities are ultimately controlled by Milton Berlinski, Alexander Chulack and Peter Aberg.
Each of the Funds pays the following advisory fees directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each Fund:
Fund	Asset Level	Fee
Select U.S. Equity Fund	All assets	0.30%
Select International Equity Fund	All assets	0.45%
Each Fund invests its cash reserves in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM. RIM charges a management fee of 0.07% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.0025% to RIFUS. RIM retains the balance of the management fee.
The Funds paid RIM the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2016, 2015 and 2014, respectively:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
Select U.S. Equity Fund(1)	$2,224,610	$1,777,415	$ 91,422	0.30%	0.30%	0.30%
Select International Equity Fund(1)	3,499,022	2,938,326	109,186	0.45%	0.45%	0.45%
(1)	The Select U.S. Equity Fund and Select International Equity Fund commenced operations on August 1, 2014.
RIM has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for the Funds.  These arrangements are not part of the Advisory Agreement with RIC and may be changed or discontinued. The following paragraphs list the current waivers.
8

Current Waivers:
Select U.S. Equity Fund
Until February 28, 2018, RIM has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.40% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Select International Equity Fund
Until February 28, 2018, RIM has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.49% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Past Waivers:
For the Select U.S. Equity Fund, RIM contractually agreed to waive from August 1, 2014 until February 28, 2017 up to the full amount of its 0.30% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 were $75,499, $439,638 and $392,140, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waiver, the Fund paid advisory fees of $15,922, $1,337,777 and $1,832,470 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
For the Select International Equity Fund, RIM contractually agreed to waive from August 1, 2014 until February 28, 2017 up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waivers for the periods ended October 31, 2014, 2015 and 2016 were $102,207, $1,339,211 and $1,147,511, respectively. There were no reimbursements for the periods ended October 31, 2014, 2015 and 2016. As a result of the waivers, the Fund paid advisory fees of $6,979, $1,599,115 and $2,351,511 for the fiscal years ended October 31, 2014, 2015 and 2016, respectively.
ADMINISTRATOR.
RIFUS, with the assistance of RIM and its affiliates, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by certain third parties such as the custodian. RIFUS, like Russell Investments Financial Services, LLC (the Funds' distributor), is a wholly-owned subsidiary of RIM (the Funds' adviser).
Each of the Funds pays an administrative fee directly to RIFUS, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RIFUS pursuant to an Administrative Agreement for an annual fee of up to 0.05% of the average daily net asset value of each Fund.
Each Fund invests its cash reserves in an unregistered cash management fund administered by RIFUS. RIFUS charges a 0.05% administrative fee to the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM. RIM charges a management fee of 0.07% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.0025% to RIFUS. RIM retains the balance of the management fee.
9

The Funds paid RIFUS the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2016, 2015 and 2014, respectively.
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2016	2015	2014	2016	2015	2014
Select U.S. Equity Fund(1)	$357,838	$282,526	$14,484	0.05%	0.05%	0.05%
Select International Equity Fund(1)	375,217	311,398	11,530	0.05%	0.05%	0.05%
(1)	The Select U.S. Equity Fund and Select International Equity Fund commenced operations on August 1, 2014.
There are no current or past administrative fee waivers for the Funds.
PORTFOLIO MANAGERS.
The RIM Managers (RIM’s employees who manage the RIC Funds and have primary responsibility for the management of the Funds) are compensated by RIM with salaries, annual incentive awards (paid in cash or awarded as part of a long term incentive plan) and profit sharing contributions. Salaries are fixed annually and are driven by the market place. Although compensation is not directly affected by an increase in fund assets, RIM Managers are responsible for aiding in client retention and assistance in RIM assets under management growth.
Annual incentive awards for the RIM Managers of the Funds are assessed by senior management based on the following:
•	Qualitative measures, such as a RIM Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIM’s investment process. RIM Managers are evaluated on the performance of the total portfolio and all related decisions, for example, risk management.
•	Quantitative measures (fund performance). RIM Managers receive a quantitative performance assessment score for the Funds they manage. The score is predominantly based on 1-year and 3-year measurement horizons. A two year horizon may be used for a Fund that does not have 3 years of performance history. Performance for each Fund is generally equally assessed relative to the Fund’s benchmark index and relevant peer group. Fund weightings for each RIM Manager are determined at the beginning of each yearly assessment period and signed off by the asset class Chief Investment Officer (“CIO”). These Funds and the assessment weighting for each Fund are recorded in a central system at the beginning of the assessment period. Each Fund may have an equal weight, could be asset weighted, could be a combination of the two, or could be a custom set of applicable weights. Importantly, the assessment weighting for each Fund is approved by the asset class CIO at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end of the period to be used in the RIM Manager’s evaluation.
•	In determining the relevant peer group, senior management assigns the peer group which in their judgment most closely represents the habitat of the Fund. The RIM Manager does not choose the peer group. The market indexes used to evaluate the performance of the Funds are as follows:

Select U.S. Equity Fund	Russell 1000® Index
Morningstar Large Blend
Select International Equity Fund	Russell Developed ex-U.S. Large Cap Index
Morningstar Foreign Large Blend
RIM Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by RIM asset class CIOs. Russell Investments’ compensation committee approves salaries and annual incentive awards after the asset class CIOs’ recommendations have been reviewed by the Global Chief Investment Officer.
For the profit sharing plan, contributions by Russell Investments will be made at the discretion of Russell Investments’ Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell Investments’ profitability warrants a discretionary contribution will be solely within the Russell Investments Board’s discretion and not based on a static formula.
The long term incentive plan provides key professionals with future cash payments, the value of which is tied to Russell Investments’ financial performance. Awards under the long term incentive plan are based on expected future contribution to the success of Russell Investments. A long term incentive plan award could be part of a RIM Manager’s annual incentive award, which is discretionary. A long term incentive plan award is paid according to a three year vesting schedule from date of grant.
10

RIM Managers earning over a specified amount of cash compensation (salary plus annual incentive awards) are eligible to participate in the deferred compensation plan which allows the RIM Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of RIF Funds selected by the RIM Manager.
11

Equity Securities Beneficially Owned By Rim Managers In The FundS
They Manage For The Fiscal Year Ended October 31, 2016
RIM Managers Of The Funds	Dollar Range Of Equity Securities In The Funds Managed By The RIM Manager
Jon Eggins	$10,001 - $500,000	Select International Equity Fund
David Hintz	$1 - $10,000	Select U.S. Equity Fund

RIM Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts, unregistered funds and commingled trusts. Russell Investments’ investment process, including its proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIM Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines.
Other Accounts Managed By Rim Managers And Assets
Under Management In The Accounts As Of October 31, 2016
RIM Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Jon Eggins	7	$7,949	4	$1,015	1	$1,229	$10,193
David L. Hintz	7	$7,797	6	$3,733	--	--	$11,530
None of the above Other Accounts Managed by RIM Managers have an advisory fee based on the performance of the account.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIC. As custodian, State Street is responsible for the safekeeping of the Funds' assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each Fund for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: 1 Heritage Drive, North Quincy, MA 02171.
DISTRIBUTOR.
Russell Investments Financial Services, LLC (the “Distributor”) serves as the distributor of RIC Shares. Certain classes of RIC Funds pay for distribution-related services and shareholder services pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. As permitted by RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, the Distributor has entered into arrangements with Selling Agents and Servicing Agents (each, as defined below) to perform certain distribution and shareholder services for certain classes of RIC. The distribution fees and shareholder services fees paid by the Funds to the Distributor are then paid by the Distributor to these Selling Agents and Servicing Agents. With the exception of Class C1 Shares, the Distributor does not retain any of the distribution fees or shareholder servicing fees paid to it by the Funds. Any amounts that are unable to be paid to the Selling and Servicing Agents are returned to RIC. The Distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and all of the front-end sales charge imposed on Class A1, Class A2 and Class A3 Shares and may be deemed to be underwriters of the relevant Fund as defined in the Securities Act of 1933, as amended (“Securities Act”). Financial Intermediaries that sell Class A, Class A1, Class A2 and Class A3 Shares may also receive the distribution fee payable under the Funds’ Distribution Plan at an annual rate of up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A, Class A1, Class A2 and Class A3 Shares sold by them.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly-owned subsidiary of RIM and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
TRANSFER AND DIVIDEND DISBURSING AGENT.
RIFUS serves as transfer and dividend disbursing agent for RIC. For this service, RIFUS is paid a fee for transfer agency and dividend disbursing services provided to RIC. RIFUS retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RIFUS’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
12

RIFUS has contractually agreed to waive, through February 28, 2018, a portion of its transfer agency fees for certain classes of the Funds as set forth below.
Fund and Class	Amount Waived
Select U.S. Equity Fund - Class R6	0.02%
Select U.S. Equity Fund - Class T	0.15%
Select International Equity Fund - Class R6	0.02%
Select International Equity Fund - Class T	0.15%
ORDER PLACEMENT DESIGNEES.
The Distributor or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIC. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101.
CODES OF ETHICS.
RIC, RIM and the Distributor have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund's shareholders. The codes of ethics are designed to prevent affiliated persons of RIC, RIM and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.
PLAN PURSUANT TO RULE 18f-3.
SEC Rule 18f-3 under the 1940 Act permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this SAI, because the Funds offer multiple classes of Shares, the Funds will also be referred to as “Multiple Class Funds.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.
DISTRIBUTION PLANS.
Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each  Multiple Class Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.
13

Description of the Distribution Plan for Multiple Class Funds
In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.
For each Multiple Class Fund offering Class A, Class A1, Class A2, Class A3, Class C or C1 Shares, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class A1, Class A2, Class A3, Class C and C1 Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A, Class A1, Class A2, Class A3, Class C or C1 Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.
For each Multiple Class Fund offering Class A, Class A1, Class A2, Class A3, Class C or C1 Shares, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class A1, Class A2, Class A3, Class C and C1 Shares for any activities or expenses primarily intended to result in the sale of Class A, Class A1, Class A2, Class A3, Class C and C1 Shares of such Multiple Class Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Multiple Class Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.
Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plans, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this SAI as “Selling Agents.”
No Class A or Class C Shares of the Funds were issued during the fiscal years ended October 31, 2016, 2015 and 2014.
Under the Distribution Plan for Class A1, Class A2, Class A3 and Class C1 Shares, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, investment advisers, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Class A1, Class A2, Class A3 or Class C1 Shares offering such Shares for any activities or expenses
14

primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Class A1, Class A2, Class A3 or Class C1 Shares. Such payments by RIC will be calculated daily and paid quarterly or monthly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Class A1, Class A2, Class A3 and Class C1 Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.
SHAREHOLDER SERVICES PLAN.
A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This plan is referred to as the “Service Plan.”
Under the Service Plan, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Class C or Class E Shares, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Class C or Class E Shares. Such payments by RIC will be calculated daily and paid quarterly or monthly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.
Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC’s officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund’s Shares, by a vote of a majority of the Independent Trustees.
No Class C or Class E Shares of the Funds were issued during the fiscal years ended October 31, 2016, 2015 and 2014.
FUND EXPENSES.
The Funds will pay all their expenses other than those expressly assumed by RIM and RIFUS. The principal expenses of the Funds are the annual advisory fee, the annual administrative fee and the transfer agency fee, payable to RIM and RIFUS, respectively. The Funds’ other expenses include: fees for independent accountants, legal, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund or Class of Shares, the expense is charged to that Fund or Class of Shares. Common expenses are allocated among the Funds based primarily upon their relative net assets.
PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES.
As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.
Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.
Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the distribution plan or shareholder services plan for that specific class, (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and
15

services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.
The following classes of shares are available for purchase. See the  applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.
Class A Shares of all Funds
Class A Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. You pay a lower front-end sales charge as the size of your investment increases to certain levels. The Funds receive the entire net asset value of all Class A Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
Front-End Sales Charge for Class A Shares
Amount of investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	--0--	--0--	up to 1.00%
Class A1 Shares of all Funds
Class A1 Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. Front-end sales charges are assessed on a per-transaction basis. You pay a lower front-end sales charge as the size of your transaction increases to certain levels. The Funds receive the entire net asset value of all Class A1 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
Amount of purchase	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $250,000	2.50%	2.56%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	1.00%	1.01%	1.00%

Class A2 Shares of all Funds
Class A2 Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. You pay a lower front-end sales charge as the size of your investment increases to certain levels. The Funds receive the entire net asset value of all Class A2 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
Amount of investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.50%
$1,000,000 or more	--0--	--0--	1.00%
16

Class A3 Shares of all Funds
Class A3 Shares are sold at offering price, which is the net asset value plus a front-end sales charge of 3.00%. The front-end sales charge as a percentage of your net amount invested is 3.09%. The Funds receive the entire net asset value of all Class A3 Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer a 3.00% commission.
Investments of $1,000,000 or more (Class A and Class A2 Shares). With respect to Class A and Class A2 Shares, you do not pay a front-end sales charge when you buy $1,000,000 or more of shares of the RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds' Distributor on those Class A or Class A2 Shares and you redeem those Class A or Class A2 Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.
Commissions are paid to Financial Intermediaries on Class A Share purchases of $1 million or more by a single shareholder which are not subject to a front-end sales charge, at the following rates: 1.00% on purchases of $1 million or more but less than $4 million, plus 0.50% on the next $6 million, plus 0.25% on purchases of $10 million or more. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.
A 1.00% commission is paid to Financial Intermediaries on Class A2 Share purchases of $1 million or more by a single shareholder which are not subject to a front-end sales charge. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.
Class C Shares of all Funds
Financial Intermediaries that sell Class C Shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C Shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C Shares sold by them.
Class C1 Shares of all Funds
Financial Intermediaries that sell Class C1 Shares will receive the shareholder services fee payable under the Funds' Distribution Plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C1 Shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C1 Shares sold by them. The Fund’s Distributor retains the annual distribution fees of 0.75% for one year following the purchase of such Class C1 Shares and pays 1.00% of the amount invested in Class C1 Shares to Financial Intermediaries who sell Class C1 Shares. If you redeem Class C1 Shares within 12 months of purchase, you will pay a deferred sales charge of 1.00%.
Class E Shares of all Funds
Financial Intermediaries that sell Class E Shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E Shares sold by them.
Class R6, S, T and Y Shares of all Funds
Financial Intermediaries will receive no shareholder services or distribution fees for these classes of shares.
Class E and S Shares of all Funds
Class E and S Shares of each Fund may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee or other similar fee for their services for the shareholder account in which the Class E or S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;
(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEP-IRAs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;
(3)	clients of Financial Intermediaries who are members of Russell Investments;
(4)	individuals pursuant to employee investment programs of Russell Investments or its affiliates; or
17

(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell such Class E or S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
Class R6 Shares of all Funds
Class R6 Shares are available only to employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans, that consolidate and hold all Fund Shares in plan level accounts on behalf of participants. Class R6 Shares are not available for any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEP-IRAs, SAR-SEPs, SIMPLE IRAs, individual 401(k) or individual 403(b) plan accounts.
Class T Shares of all Funds
Class T Shares of each Fund may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee or other similar fee for their services for the shareholder account in which the Class T Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest; or
(2)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class T Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
In addition, Class T Shares are available only to shareholders who transact on or through advisory platforms that provide limited services to shareholders and charge a transaction fee to shareholders for transactions in Shares of the Funds.
The Funds generally do not have the ability to enforce these limitations on access to Share Classes with eligibility requirements. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Share Classes with eligibility requirements available to those categories of investors listed above that qualify for access to such Share Classes. However, the Funds will not knowingly sell Share Classes with eligibility requirements to any investor not meeting one of the foregoing criteria.
The Funds’ Distributor reserves the right to move a shareholder from a Share Class of a Fund that pays 12b-1 fees to a Share Class of the same Fund that does not pay 12b-1 fees if such shareholder no longer has a relationship with a Financial Intermediary and holds Fund Shares directly with the Funds’ Transfer Agent. For cost basis reporting to the IRS, the Funds’ Transfer Agent will treat the exchange as a non-taxable event and will carry any cost basis the Transfer Agent is tracking for the shareholder to the new Share Class.
Converting from Class S to Class A Shares
You can redeem Class S Shares held in an account that charges an advisory fee, management fee, consulting fee or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A Shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S Shares in the fee-based program for at least one year, (c) the purchase of the Class A Shares is part of a series of transactions designed to move you from Class S Shares to Class A Shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. RIFUS believes that a conversion between classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the conversion as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
Sales Charge Waivers and Reductions
Please see the Funds' Prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.
18

Minimum Initial Investment Requirements
If you invest less than the required minimum investment in a Fund, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction. Each Fund reserves the right to close any account whose balance falls below $500 and to change the categories of investors eligible to purchase its Shares.
Generally, for purposes of the minimum investment requirements, an account is at the shareholder level, not at the omnibus level. For retirement plans invested in the Funds at a plan level, the plan is considered the shareholder for minimum investment requirements.
The following lists the exceptions to the minimum initial investment requirements. Exceptions to the minimum initial investment requirements must be approved by the Funds’ Distributor.
1.	A transfer of an existing account from one Financial Intermediary or financial platform to another is not subject to the minimum initial investment requirements. For the purpose of this exception, a transfer is a transfer-in- kind or the sale and purchase of shares of the same class of the same Fund within 30 days.
2.	For Class Y Shares, upon prior notice to the Transfer Agent, multiple related party accounts will not be subject to the minimum initial investment requirements if the average Class Y account balance per Fund of these related party accounts exceeds $5 million.
3.	For Class Y Shares, upon satisfaction of certain criteria established by the Distributor, for (i) omnibus accounts servicing multiple employee benefit plans; (ii) rollover account transfers; and (iii) omnibus accounts servicing multiple ultra high net worth clients of multi- or single-family offices, an account may be considered at the omnibus level and not the shareholder level for purposes of satisfying the minimum investment requirement.
4.	For Class Y Shares, upon prior notice to your Client Executive, any Russell Investments’ Americas Institutional client with over $10 million in assets under management with Russell Investments and a minimum initial investment of $1 million per Fund will not be subject to the minimum initial investment requirements.
5.	For Class Y Shares, there is no required minimum initial investment for (i) any Russell Investment Company or Russell Investment Funds fund of funds; (ii) for investment companies that have entered into contractual arrangements with the Funds or their service providers to acquire Class Y Shares; or (iii) shares acquired by any collective vehicle or other discretionary account actively managed by Russell Investments.
6.     For Class Y Shares of the Select U.S. Equity and Select International Equity Funds, there is no required minimum initial investment for clients of Financial Intermediaries if (i) the Financial Intermediary is a federally registered investment adviser but is not a federally registered broker-dealer, (ii) the aggregate assets invested in all RIC funds by clients of such Financial Intermediary are at least $600 million and (iii) such Financial Intermediary transacts in shares of the RIC funds on a Distributor-approved transaction fee platform in an omnibus account. Financial Intermediaries which meet the foregoing criteria are referred to as a “Qualifying RIA.” This exception shall only apply to an individual shareholder for so long as such shareholder is a client of a Qualifying RIA.
Signature Guarantee
Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or account changes. A signature guarantee verifies the authenticity of your signature and helps protect your account against fraud or unauthorized transactions. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, with which you have a banking or investment relationship. A notary public cannot provide a signature guarantee. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.
If you hold shares directly with the Fund and you do not have a relationship with any eligible guarantor, and are unable to obtain a signature guarantee, the Fund may accept alternate identification documentation in lieu of a signature guarantee, at the discretion of the Transfer Agent.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
19

If you have elected to receive dividends and/or distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Funds with regards to your uncashed checks, the Funds may convert your distribution option to have all dividends and/or distributions reinvested in additional shares.
VALUATION OF FUND SHARES.
The net asset value per share of each Class of Shares is calculated separately for each Fund Class on each business day on which Shares are offered or redemption orders are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding and rounding to the nearest cent. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com. For additional information regarding the calculation of Fund net asset value, please see the section titled “HOW NET ASSET VALUE IS DETERMINED” in the Prospectus.
The Select International Equity Fund’s portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Fund does not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Fund determines its net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected in the calculations of net asset value unless RIFUS determines that a particular event would materially affect the net asset value.
VALUATION OF PORTFOLIO SECURITIES.
The Funds value their portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RIFUS, RIFUS’s Oversight Committee and the Funds’ custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities will use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples
20

of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
PORTFOLIO TURNOVER RATE.
Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short–
term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to market volatility and/or duration of portfolio investments.
The portfolio turnover rates for the fiscal years ended October 31, 2016 and 2015 for each Fund were:
	10/31/16	10/31/15
Select U.S. Equity Fund	9%	44%
Select International Equity Fund	57%	25%
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”).
DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board or CCO, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.
Public Disclosures of Portfolio Holdings Information
Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, https://russellinvestments.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website no more frequently than weekly and following each month end. Such holdings will be available no sooner than 5 business days after trade date.  Disclosure of a Fund’s top ten portfolio holdings will be available on the Funds’ website no later than 15 calendar days after each month end.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIM may, consistent with the statement of policy set forth above and with the prior approval of the CCO, prepare and make available on the Funds' website a statement relating to such event which may include information regarding the Funds' portfolio holdings.
Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
A Fund may pay for any portion of a redemption amount by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. Prior to making an in-kind distribution, RIM will notify the redeeming Shareholder that all information regarding the Fund’s portfolio holdings is non-public and confidential, may not be disclosed to others and may not be used as the basis for any trading decisions.
21

Non-Public Disclosures of Portfolio Holdings Information
RIM may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds' portfolios including compliance testing, receipt of relevant research and for creation of Fund sales literature. Mellon Analytical Solutions, Brown Brothers Harriman, Bloomberg AIM, Barclays Point, Glass Lewis & Co., LLC, FactSet Research Systems Inc., Axioma, Advent Software, Inc., Vestek, Amba Research, Genpact, Riskmetrics Hedge Platform, Hexaware, SS&C, Electra Information Systems and Fund Assist provide such services to RIM and as such may receive monthly, weekly or daily portfolio holdings. RIM may periodically distribute a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, the Funds' custodian generates portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GainsKeeper, Interactive Data Corporation (“IDC”), Glass Lewis & Co., LLC, ISS, PricewaterhouseCoopers LLP and Cloudmargin provide performance and financial reporting, tax filing services, pricing, proxy voting, class action registration services, audit services and collateral management, respectively, to RIM, RIFUS or the Funds. CTI and Glass Lewis receive daily portfolio holdings information in connection with their services. State Street (Boston) as custodian and fund accounting agent for the Funds provides portfolio holdings to State Street (Sacramento) who is the pricing vendor for over the counter (OTC) derivative instruments. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
From time to time, rating and ranking organizations such as Crane Data LLC, Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds' shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.
No compensation or other consideration is paid to the Funds or RIM for any non–public disclosure of portfolio holdings information.
Administration of the Portfolio Holdings Disclosure Policies
The CCO will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the CCO or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RIFUS Fund Administration and RIM’s Investment Management and Research Division, to inform the CCO of any third parties receiving portfolio holdings information which has not previously been disclosed. The CCO is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds' CCO. If the CCO deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds' Board, as required by Rule 38a-1. The CCO also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board.
Disclosure of the Funds' portfolio holdings made in accordance with these procedures is authorized by the Funds' Board. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds' Board; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the CCO. If the CCO is unavailable, waivers or exceptions in connection with the operational or administrative functions may be made with the prior consent of the Funds' Chief Legal Officer or Chief Financial Officer. All such waivers and exceptions by the CCO, Chief Legal Officer or Chief Financial Officer will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.
22

PROXY VOTING POLICIES AND PROCEDURES.
The Board has delegated to RIM, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIM has also hired a third party service provider to serve as proxy administrator (“Proxy Administrator”), which may provide RIM with research, analysis and/or recommendations relating to proxy voting. RIM (whether acting directly or through the Committee) retains final authority with respect to proxy voting.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIM’s clients (including the Funds) and to enable the Committee to receive timely notice of and resolve any material conflicts of interest between the Funds on the one hand, and RIM or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.
The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.
•	Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.
•	In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.
•	In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
•	In regard to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Proxy Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.
23

•	Generally, proxies are voted for executive and director stock option plans unless the Proxy Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.
•	Other than with respect to the exceptions specified in the Guidelines, proxies related to social, political or environmental issues will be determined on a case-by-case basis.
Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Proxy Administrator is obligated to request additional direction from the Committee. The Proxy Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.
To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at https://russellinvestments.com and on the SEC’s website at http://www.sec.gov.
BROKERAGE ALLOCATIONS.
Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made by RIM. RIC's arrangements with RIM provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIM is not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.
RIM intends to effect all portfolio transactions for the Funds through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services.
RIM has authorized RIIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading (collectively, “derivatives trading”) on behalf of the Funds. In connection with these transactions, RIIS may (i) negotiate, amend, execute and deliver International Swaps and Derivatives Association, Inc. agreements, supporting annexes, confirmations and schedules, including but not limited to, credit support documents (whether by way of title transfer or by way of security), futures agreements, foreign currency documentation and any other agreements or instruments RIIS considers necessary or desirable for the purpose of entering into derivatives trading transactions; and (ii) deliver to counterparties, on the behalf of the Funds, representations, warranties and covenants, including but not limited to certain tax representations, along with such financial information regarding the Funds as such counterparties may reasonably request.
The Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers, as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services, SSGM and their correspondents are used (i) to obtain research services for RIM to assist RIM in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIM or to generate commission rebates to the Funds, RIM may effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that RIM believes that the Funds will receive best execution. Research services provided to RIM by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIM may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIM or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.
Decisions concerning the acquisition of research services by RIM are approved and monitored by a Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIM using soft commissions generated by funds managed by RIM or its affiliates, including the Funds.
24

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through Recapture Services, SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIM’s research needs have been met.
Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIM or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e., brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.
BROKERAGE COMMISSIONS.
During the Funds’ fiscal years ended October 31, 2016, 2015 and 2014, the total brokerage commissions paid by the Funds were:
	2016	2015	2014
Select U.S. Equity Fund(1)	$ 77,624	$288,627	$38,207
Select International Equity Fund(1)	626,077	593,360	72,608
(1)	The Select U.S. Equity Fund and Select International Equity Fund commenced operations on August 1, 2014.
During the fiscal year ended October 31, 2016, none of the brokerage commissions of the Funds were directed to brokers who provided brokerage or research services to RIM.
There were no brokerage commissions received by broker/dealers that were affiliated with RIM for the fiscal years ended October 31, 2016, 2015 and 2014 from portfolio transactions effected for the Funds.
During the Funds’ fiscal year ended October 31, 2016, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act. The values of broker–dealer securities held as of October 31, 2016, were as follows:

Broker	Select U.S. Equity Fund	Select International Equity Fund
Barclays Capital, Inc.		1,728,736
Citigroup Inc.	5,422,720
Credit Suisse First Boston Corp.		908,039
Goldman, Sachs & Co.	2,479,497
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	9,990,132
Macquarie Group Limited	38,696	829,974
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,161,414
Morgan Stanley & Co. Incorporated	1,740,302
Nomura Bank		1,000,645
Raymond James Financial, Inc.	465,088
Royal Bank of Canada		3,884,052
State Street Global Markets, LLC	1,241,172
UBS Securities LLC		2,455,991
Wells Fargo Advisors	8,659,818

25

Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in their Prospectus.
INVESTMENT RESTRICTIONS
Each Fund is subject to the following fundamental investment restrictions.
Unless otherwise stated, all restrictions, percentage limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1.	Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries.
Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.
This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
2.	Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.	Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.
4.	Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6.	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.	Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. For purposes of this investment restriction, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.
26

With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds' industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent a Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1⁄3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1⁄3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1⁄3%) of its assets.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIM believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
INVESTMENT POLICIES
The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The following discussion describes certain investment strategies that the Funds may pursue and certain types of instruments in which the Funds may invest. The Funds may not invest in all of the instruments listed below. The Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIM may or may not use them.
Unless otherwise stated, all percentage limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
Investment Strategies and Portfolio Instruments.
Each Fund’s principal and certain non-principal investment strategies and the related risks are described in the Fund's Prospectus. The following discussion provides additional information regarding those investment strategies and risks, as well as information regarding additional non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the Fund's Prospectus, is a non-principal strategy and risk of the Fund.
Cash Reserves and Being Fully Invested. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect a Fund’s performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated
27

redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds, like any mutual fund, maintain cash reserves. RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. A Fund may hold additional cash in connection with its investment strategy.
The Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIM may use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIM may also not equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale.
Any remaining cash is invested in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM and administered by RIFUS, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”). RIM has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RIFUS charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
Hedging Strategies. Financial futures contracts may be used by the Funds during or in anticipation of adverse market events such as declining equity prices. For example, if equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling equities. Once equity prices fall, securities held in a Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Fund's securities by enabling the Fund to repurchase the futures contract at a lower price to close out the position.
The Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Lending Portfolio Securities. The Funds may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.
28

Each Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of a Fund’s dividends received by a Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
The Funds invest cash collateral received, at each Fund’s own risk, in an unregistered short-term investment fund advised by RIM. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities. Any remaining income is divided between the Fund and the unaffiliated lending agent.
A Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.
No Fund may lend portfolio securities in an amount that exceeds 33 1⁄3% of total fund assets.
Illiquid and Restricted Securities. No more than 15% of a Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.
The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
Investment Company Securities and Pooled Investment Vehicles. The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the advisory fee paid by the Fund to RIM), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the
29

index, or a representative sample of the index. Investing in an ETF will give a Fund exposure to the securities comprising the index on which the ETF is based, and the Fund will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if a Fund invests in an ETF, an investor in the Fund will indirectly bear the fees and expenses of the underlying ETF.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Funds may invest in ETFs that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Short Sales. The Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will at least equal the current market value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in a Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
Foreign Securities
Investment in Foreign Securities. The Select International Equity Fund may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund may tend to have a greater exposure to liquidity risk.
In a June 2016 referendum, citizens of the United Kingdom (“UK”) voted to leave the European Union (the “EU”). It is expected that the UK will formally withdraw from the EU, a process that may take up to two years once formally initiated. There is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences, precise time frame and financial market reaction. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant and could, among other outcomes,
30

result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. The UK vote to leave the EU may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. It may also have a negative impact on the economy and currency of the UK as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of a Fund’s investments economically tied to the UK or EU.
Investment in Emerging Markets. The Select International Equity Fund may invest in emerging markets stocks. As a general rule, the Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Fund’s foreign securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Synthetic Foreign Equity/Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Select International Equity Fund may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to Counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or
31

settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Foreign Currency Exchange. Since the Select International Equity Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
Equity Linked Notes. The Select International Equity Fund may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Equity Securities
Common Stocks. The Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred Stocks. The Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.
Convertible Securities. The Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by RIM to be of comparable quality. Although RIM selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are
32

considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.
Rights and Warrants. The Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Real Estate Investment Trusts or “REITs.” The Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.
A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Depositary Receipts. The Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of the Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited
33

securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Fund may invest in sponsored and unsponsored ADRs.
“Special Situation” Companies. The Funds may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Funds believe, however, that if RIM analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Funds in achieving their investment objectives. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.
Master Limited Partnerships (“MLPs”). The Funds may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from a Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes. Any return of capital distributions received from an MLP equity security may require a Fund to restate the character of distributions made by the Fund as well as amend any previously issued shareholder tax reporting information.
Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds' investments or for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include, but are not limited to, options, futures, forward contracts and swaps. Derivatives may be used to take long or short positions.  Positions in these financial instruments may expose a Fund to an obligation to another party. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.
Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.
Options and Futures. The Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets, and purchase and sell interest rate, foreign currency, index and other types of futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting a Fund's permitted investment strategies).
Options on Securities and Indexes. Each Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the strike price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
34

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Certain OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any anticipated benefits of the transaction. Accordingly, RIM or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit.
An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
A Fund will write call options and put options only if they are “covered.” In the case of written call options that are not legally required to cash settle, the option is “covered” if the Fund (a) owns the security underlying the call or purchases a call option on the same security or index as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the strike price is greater, the Fund segregates liquid assets at least equal to the difference in value or (b) has segregated liquid assets at least equal in value to the market value of the underlying security or index, less any margins on deposit. A written put option that is not legally required to cash settle is covered if the Fund (a) sells the underlying security short at a price at least equal to the strike price or (b) holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the strike price of the put written, or (2) less than the strike price of the put written, provided the difference is maintained by the Fund in liquid segregated assets. Written call and put options that are legally required to cash settle are covered if the Fund segregates liquid assets in an amount at least equal in value to the Fund's daily marked-to-market obligation, if any, less any margins on deposit.
If an option written by a Fund expires out of the money, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long- or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
35

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of closing the option is less than the premium received from writing the option. If the cost of closing the option is more than the premium received from writing the option, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.
Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, upon expiration, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.
Options on Foreign Currency. The Select International Equity Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an exchange-traded
36

contract to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR rate setting process. Since this conduct came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by a Fund.
A Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. In addition, a Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
A Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Fund's futures commission merchant (“FCM”). The required margin may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.
37

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or other assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of transactions, if any, involving certain regulated futures contracts, any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
Limitations on Use of Futures and Options on Futures Contracts.
A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. With respect to futures contracts that are required to cash settle, a Fund will at all times maintain liquid, segregated assets equal to or greater than the Fund's daily marked-to-market (net) obligation, if any (less any margin or deposit). With respect to futures contracts that are not required to cash settle, a Fund will maintain liquid, segregated assets equal to or greater than the notional value of the futures contract (less any margin or deposit). A Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund’s segregation requirements. A Fund is not required to segregate liquid assets if the purchase or sale of a futures contract is “covered” by a substantially similar security. For a discussion of how to cover a written call or put option on a futures contract, see “Options on Securities and Indexes” above.
The Funds are limited in entering into futures contracts, options on futures contracts and swaps to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non- “bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Fund's net assets, after taking into account unrealized profits and losses on those positions.
Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures
38

contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
Foreign Currency Futures Contracts. The Select International Equity Fund is also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.
A foreign currency futures contract is an exchange-traded contract pursuant to which a party makes or accepts delivery of a specified type of debt security or currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Fund may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Fund’s investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, the Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Select International Equity Fund may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Fund’s investment objectives and strategies. The Fund will conduct its forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency on a specific date in the future. For example, a forward contract may require the Fund to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) often have deposit or initial margin requirements and (c) are consummated without payment of any commissions. In order to assure that the Fund’s forward currency contracts are not used to achieve investment leverage, to the extent that such contracts are not “covered” by liquid underlying investments in the respective foreign currency or a “proxy” currency, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund commitments with respect to these contracts. The Fund may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated. The Fund’s dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. The Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Fund may enter into a forward currency contract to purchase a currency other than that held in the Fund’s portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
39

At or before the maturity of a forward foreign currency contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.
Upon maturity of a forward currency contract, the Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then-current exchange rate. The Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Fund.
The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
If a devaluation is generally anticipated, the Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. The Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict the Fund’s ability to hedge against the risk of devaluation of currencies in which the the Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon RIM’s special skills and experience with respect to such instruments and usually depends on RIM’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaged in that strategy.
The Fund’s ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of
40

governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
41

Taxes
Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.
If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund’s distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is 20%.
Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. For individual and other non-corporate taxpayers, the maximum rate applicable to long-term capital gains is 20%.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the Fund’s tax basis of your shares in the Fund. Any return of capital in excess of your tax basis is taxable as a capital gain.
The Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.
Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.
Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.
42

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.
Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.
U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends reported by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.
Investment in Complex Securities. Certain Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Fund.
Non-U.S. Investors. Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate taxes, and are subject to special U.S. tax certification requirements. A portion of Fund distributions received by a non-U.S. investor may be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by a Fund if properly reported by the Fund. If a non-U.S. investor were to hold an interest of more than 5% in a Fund that were deemed to be a “U.S. real property holding company” by reason of holding significant interests (other than as a creditor) in other U.S. real property holding companies (including REITs) or “U.S. real property,” certain Fund distributions could be taxable to such investor and require the investor to file U.S. tax returns and may also be subject to withholding taxes. Non-U.S. investors holding an interest of 5% or less in such a Fund may be subject to withholding tax with respect to certain Fund distributions that are attributable to U.S. real property gains, as well as ordinary income dividends.
A Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply or be deemed compliant with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.
43

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.
Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien) or (if applicable) certify that you are exempt from backup withholding. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate is 28%.
At October 31, 2016, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Net capital losses incurred in portfolio transactions for taxable years beginning after December 22, 2010 will not expire. Available capital loss carryforwards and expiration dates are as follows:
	No Expiration
Fund	Short Term	Long Term	TOTAL
Select U.S. Equity Fund	$ 2,120,243	$ 813,495	$ 2,933,738
Select International Equity Fund	56,775,810	29,942,743	86,718,553

44

Financial Statements
The 2016 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference.
45

Appendix
At January 31, 2017, the following shareholders owned of record or were known by the Funds to beneficially own 5% or more of any Class of a Fund’s Shares.
SELECT INTERNATIONAL EQUITY FUND CLASS R6 - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 100.00%
SELECT INTERNATIONAL EQUITY FUND CLASS S - LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091, 19.07%
SELECT INTERNATIONAL EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 79.24%
SELECT INTERNATIONAL EQUITY FUND CLASS T - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 95.50%
SELECT INTERNATIONAL EQUITY FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 11.12%
SELECT INTERNATIONAL EQUITY FUND CLASS Y - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 17.51%
SELECT INTERNATIONAL EQUITY FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 27.57%
SELECT INTERNATIONAL EQUITY FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 31.54%
SELECT U.S. EQUITY FUND CLASS R6 - RUSSELL INVESTMENT MANAGEMENT LLC ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 100.00%
SELECT U.S. EQUITY FUND CLASS S - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 94.82%
SELECT U.S. EQUITY FUND CLASS T - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 99.96%
SELECT U.S. EQUITY FUND CLASS Y - EQUITY GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 9.14%
SELECT U.S. EQUITY FUND CLASS Y - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 25.85%
SELECT U.S. EQUITY FUND CLASS Y - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 27.77%
SELECT U.S. EQUITY FUND CLASS Y - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 28.60%
At January 31, 2017, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
SELECT INTERNATIONAL EQUITY FUND - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 27.41%
46

SELECT INTERNATIONAL EQUITY FUND - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 31.35%
SELECT U.S. EQUITY FUND - NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENE OF OUR CUSTOMER ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010, 27.07%
SELECT U.S. EQUITY FUND - GROWTH STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 27.29%
SELECT U.S. EQUITY FUND - BALANCED STRATEGY FUND RUSSELL INVESTMENTS - INV DIVISION FUND OF FUNDS PORTFOLIO MANAGER 1301 2ND AVE FL 18 SEATTLE WA 98101-3814, 28.10%
The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.
47

RUSSELL INVESTMENT COMPANY
File No. 2-71299 and 811-03153
1933 Act Post-Effective
Amendment No. 230
1940 Act Amendment No. 236

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	1.1	Second Amended and Restated Master Trust Agreement dated October 1, 2008 (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

	1.2	Amendment No. 1 to Second Amended and Restated Master Trust Agreement dated October 24, 2008 (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

	1.3	Form of Amendment No. 2 to Second Amended and Restated Master Trust Agreement dated October 12, 2009 (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

	1.4	Form of Amendment No. 3 to Second Amended and Restated Master Trust Agreement dated December 8, 2009 (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

	1.5	Amendment No. 4 to Second Amended and Restated Master Trust Agreement dated March 2, 2010 (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010)

	1.6	Amendment No. 5 to Second Amended and Restated Master Trust Agreement dated May 25, 2010 (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010)

	1.7	Amendment No. 6 to Second Amended and Restated Master Trust Agreement dated August 31, 2010 (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011)

	1.8	Amendment No. 7 to Second Amended and Restated Master Trust Agreement dated August 31, 2010 (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011)

	1.9	Amendment No. 8 to Second Amended and Restated Master Trust Agreement dated December 7, 2010 (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011)

1.10	Amendment No. 9 to Second Amended and Restated Master Trust Agreement dated December 7, 2010 (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011)

1.11	Amendment No. 10 to Second Amended and Restated Master Trust Agreement dated August 31, 2010 (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011)

1.12	Amendment No. 11 to Second Amended and Restated Master Trust Agreement dated March 1, 2011 (incorporated by reference to Post-Effective Amendment No. 159 dated July 29, 2011)

1.13	Amendment No. 12 to Second Amended and Restated Master Trust Agreement dated January 1, 2012 (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012)

1.14	Form of Amendment No. 13 to Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012)

1.15	Amendment No. 14 to Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 177 dated June 11, 2012)

1.16	Form of Amendment No. 15 to Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 184 dated August 10, 2012)

1.17	Amendment No. 16 to Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 187 dated December 3, 2012)

1.18	Form of Amendment No. 17 to Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective amendment No. 193 dated April 30, 2013)

1.19	Amendment No. 18 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post- Effective Amendment No. 195 dated December 6, 2013)

1.20	Form of Amendment No. 19 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.21	Form of Amendment No. 20 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.22	Form of Amendment No. 21 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 199 dated April 18, 2014)

1.23	Form of Amendment No. 22 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 202 dated September 15, 2014)

1.24	Form of Amendment No. 23 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 206 dated December 19, 2014)

1.25	Form of Amendment No. 24 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 206 dated December 19, 2014)

1.26	Form of Amendment No. 25 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 208 dated February 25, 2015)

1.27	Form of Amendment No. 26 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 208 dated February 25, 2015)

1.28	Form of Amendment No. 27 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

1.29	Form of Amendment No. 28 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016)

1.30	Form of Amendment No. 29 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No, 219 dated May 25, 2016)

1.31	Form of Amendment No. 30 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

1.32	Form of Amendment No. 31 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.33	Form of Amendment. No. 32 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

	1.34	Form of Amendment No. 33 to the Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

(b)	1.1	By-Laws of Russell Investment Company dated February 28, 2012 (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012)

(c)	1.1	Form of Shares of Beneficial Interest for the Equity I, Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

	1.2	Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

	1.3	Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

	1.4	Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d)	1.1	Advisory Agreement with Russell Investment Management Company dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

	1.2	First Amendment to Advisory Agreement dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

	1.3	Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

	2.1	Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

	2.2	Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

	2.3	Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.4	Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.5	Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

2.6	Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

3.1	Form of Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

3.2	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Retirement Distribution Fund I – A Shares, Accelerated Distribution Fund I – A Shares, Extended Distribution Fund I – A Shares, Retirement Distribution Fund I – S Shares, Accelerated Distribution Fund I – S Shares and Extended Distribution Fund I – S Shares (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

3.3	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A Shares to the Real Estate Securities Fund, Short Duration Bond Fund and Multistrategy Bond Fund (incorporated by reference to Post-Effective Amendment No. 96 dated February 28, 2007)

3.4	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class C and S Shares to the Fixed Income I Fund (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007)

3.5	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding 2015 Strategy Fund, 2025 Strategy Fund, 2035 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund and In Retirement Fund (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008)

3.6	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class Y Shares to the Real Estate Securities Fund, Emerging Markets Fund, Short Duration Bond Fund, Global Equity Fund and Money Market Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

3.7	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A, Class C and Class S Shares to the Equity I Fund, Equity Q Fund, Equity II Fund, International Fund and Fixed Income III Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

3.8	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A Shares to the Russell Investment Grade Bond Fund, Russell Tax Exempt Bond Fund and In Retirement Fund (incorporated by reference to Post-Effective Amendment No. 133 dated March 24, 2010)

3.9	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell Global Credit Strategies Fund and the Russell Global Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010)

3.10	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the 2055 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010)

3.11	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the 2020 Retirement Distribution Fund – A Shares and the 2020 Retirement Distribution Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011)

3.12	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012)

3.13	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell Multi-Strategy Alternative Fund (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012)

3.14	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell U.S. Strategic Equity Fund (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012)

3.15	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell Strategic Call Overwriting Fund (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012)

	3.16	Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A and Class Y Shares to the Russell U.S. Growth Fund (incorporated by reference to Post-Effective Amendment No. 177 dated June 11, 2012)

	4.1	Form of Portfolio Management Contract with Money Managers and Russell Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

	4.2	Form of Non-Discretionary Investment Advisory Contract with Money Managers and Russell Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

	5.1	Administrative Agreement with Russell Fund Services Company dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

	5.2	First Amendment to Administrative Agreement dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

	5.3	Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

	5.4	Form of Letter Agreement adding the 2060 Strategy Fund to the Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

(e)	1.1	Distribution Agreement with Russell Financial Services, Inc. dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

	1.2	First Amendment to Distribution Agreement dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

	1.3	Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

	1.4	Form of Letter Agreement to the Distribution Agreement adding Class A1, Class A2, Class A3, Class C1 and Class T Shares to certain Funds (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

	1.5	Form of Letter Agreement to the Distribution Agreement adding the 2060 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

(f)	1.1	Bonus or Profit Sharing Plans (none)

(g)	1.1	Master Custodian Contract with State Street Bank and Trust Company dated August 25, 2009 (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

	1.2	Amendment to Master Custodian Contract dated January 21, 2013 (incorporated by reference to Post-Effective Amendment No. 189 dated February 7, 2013)

	1.3	Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009)

	1.4	Form of Letter Agreement adding the Russell Global Credit Strategies Fund and Russell Global Infrastructure Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010)

	1.5	Form of Letter Agreement adding the 2055 Strategy Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010)

	1.6	Form of Letter Agreement adding the 2020 Retirement Distribution Fund – A Shares and the 2020 Retirement Distribution Fund – S Shares to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011)

	1.7	Form of Letter Agreement adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012)

	1.8	Form of Letter Agreement adding the Russell Multi-Strategy Alternative Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012)

	1.9	Form of Letter Agreement adding the Russell U.S. Strategic Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012)

	1.10	Form of Letter Agreement adding the Russell Strategic Call Overwriting Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012)

	1.11	Form of Letter Agreement adding the Select U.S. Equity Fund and the Select International Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 199 dated April 18, 2014)

	1.12	Form of Letter Agreement adding the Russell Multi-Strategy Income Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 206 dated December 19, 2014)

	1.13	Form of Letter Agreement adding the Russell Tax-Managed International Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 206 dated December 19, 2014)

	1.14	Form of Letter Agreement adding the Russell Tax Exempt High Yield Bond Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 208 dated February 25, 2015)

	1.15	Form of Letter Agreement adding the Unconstrained Total Return Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016)

	1.16.	Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

	1.17	Amendment to Master Custodian Contract dated October 31, 2016 (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

	1.18	Form of Letter Agreement adding the 2060 Strategy Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

(h)	1.1	Second Amended and Restated Transfer Agency and Service Agreement dated August 31, 2015 between Russell Investment Company and Russell Fund Services Company (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

	1.2	Form of Letter Agreement adding the Unconstrained Total Return Fund to the Second Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016)

	1.3	Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Second Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

	1.4	First Amendment to Second Amended and Restated Transfer Agency and Service Agreement dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

	1.5	Form of Letter Agreement to the Second Amended and Restated Transfer Agency and Service Agreement adding Class A1, Class A2, Class A3, Class C1 and Class T Shares to certain Funds (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.6	Form of Letter Agreement adding the 2060 Strategy Fund to the Second Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016)

2.1	General forms of Frank Russell Investment Management Company’s Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.2	General forms of Frank Russell Investment Management Company’s Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.3	General form of Frank Russell Investment Management Company’s Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

2.4	General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

3.1	Form of Letter Agreements regarding fee waivers and waivers and reimbursements (filed herewith)

3.2	Letter Agreement regarding expense assumption for the Target Date Series Funds (incorporated by reference to Post-Effective Amendment No. 144 dated December 3, 2010)

3.3	Form of Letter Agreements regarding fee waivers and reimbursements for the Unconstrained Total Return Fund (incorporated by reference to Post-Effective Amendment No. 221 dated August 23, 2016)

3.4	Form of Letter Agreements regarding fee waivers and reimbursements for the Multi-Asset Growth Strategy Fund (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

4.1	Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

4.2	Form of Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

5.1	Joint Insurance Agreement dated December 31, 2016 (filed herewith)

6.1	Form of Russell Cayman Commodity Strategies Fund Ltd. Appointment of Agent For Service of Process (incorporated by reference to Post Effective Amendment No. 134 dated March 31, 2010)

6.2	Form of Russell Cayman Multi-Strategy Alternative Fund Ltd. Appointment of Agent For Service of Process (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012)

6.3	Form of Cayman Multi-Asset Growth Strategy Fund, Ltd. Appointment of Agent For Service of Process (incorporated by reference to Post-Effective Amendment No. 225 dated November 30, 2016)

7.1	Agreement and Plan of Reorganization of the Diversified Equity Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

7.2	Agreement and Plan of Reorganization of the Special Growth Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

7.3	Agreement and Plan of Reorganization of the Quantitative Equity Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

7.4	Agreement and Plan of Reorganization of the International Securities Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

7.5	Agreement and Plan of Reorganization of the Multistrategy Bond Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

7.6	Agreement and Plan of Reorganization of the 2010 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011)

7.7	Agreement and Plan of Reorganization of the Russell U.S. Value Fund (incorporated by reference to Post-Effective Amendment No. 187 dated December 3, 2012)

7.8	Guarantee Agreement (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

7.9	Guarantee Agreement Extension Notice (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

7.10	Form of Guarantee Agreement Extension Notice (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009)

7.11	Plan of Liquidation and Dissolution of Sub-Trust of the Russell Flex Equity Fund (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

	7.12	Plan of Liquidation and Dissolution of Sub-Trust of the Russell Tax-Managed Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

	7.13	Plan of Liquidation and Dissolution of Sub Trust of the 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012)

	7.14	Form of Plan of Liquidation and Dissolution of Sub Trust of the Russell Money Market Fund (incorporated by reference to Post-Effective Amendment No. 193 dated April 30, 2013)

	7.15	Plan of Liquidation and Dissolution of Sub Trusts of the 2017 Retirement Distribution Fund – A Shares and 2017 Retirement Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

	7.16	Agreement and Plan of Reorganization of the 2015 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

	7.17	Form of Plan of Liquidation and Dissolution of Sub Trust of the Russell Multi-Strategy Alternative Fund (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016)

(i)	1.1	Opinion and Consent of Counsel (filed herewith)

(j)	1.1	Other Opinions – (filed herewith)

(k)	1.1	Financial Statements omitted from Item 22 (none)

(l)	1.1	Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(m)	1.1	Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

	1.2	Form of Rule 12b-1 Distribution Plan for the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

	1.3	Form of Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 for Class A1, Class A2, Class A3, Class C1, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

(n)	1.1	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

(p)	Codes of Ethics of the following advisors and sub-advisors:

	1.1	2100 Xenon Group, LLC (incorporated by reference to Post-Effective Amendment No. 176 dated June 7, 2012)

	1.2	AEW Capital Management, L.P. (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

	1.3	AQR Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 190 dated February 28, 2013)

	1.4	Acorn Derivatives Management Corp. (incorporated by reference to Post-Effective Amendment No. 176 dated June 7, 2012)

	1.5	AllianceBernstein L.P. incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

	1.6	Altrinsic Global Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

	1.7	Amundi Investments USA, LLC (incorporated by reference to Post-Effective Amendment No. 187 dated December 3, 2012)

	1.8	Ancora Advisors LLC (incorporated by reference to Post-Effective Amendment No. 217 dated February 29, 2016)

	1.9	Arbor Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

	1.10	Ark Asset Management Co., Inc. (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

	1.11	Armstrong Shaw Associates Inc. (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

	1.12	Arnhold and S. Bleichroeder Advisers, LLC (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

	1.13	Aronson+Johnson+Ortiz, LP (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

	1.14	Arrowstreet Capital, Limited Partnership (incorporated by reference to Post-Effective Amendment No. 162 dated December 7, 2011)

	1.15	Axiom International Investors LLC (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

	1.16	BNY Mellon (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

	1.17	Barclays Global Fund Advisors N.A. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

	1.18	Barrow, Hanley, Mewhinney & Strauss, LLC (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

	1.19	Bear Stearns Asset Management Inc. (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

	1.20	Bel Air Investment Advisors LLC (incorporated by reference to Post-Effective Amendment No. 210 dated March 4, 2015)

	1.21	Berkeley Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

	1.22	Blackrock Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009)

	1.23	BlackRock Financial Management (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.24	The Boston Company Asset Management (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.25	Brandywine Global Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

1.26	Brigade Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.27	Brookfield Investment Management, Inc.(incorporated by reference to Post-Effective Amendment No. 217 dated February 29, 2016)

1.28	Capital International, Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

1.29	CapitalWorks International Partners (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

1.30	Cardinal Capital Management, L.L.C. (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.31	Ceredex Value Advisors LLC (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012)

1.32	Chartwell Investment Partners (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008)

1.33	ClariVest Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 187 dated December 3, 2012)

1.34	Cohen & Steers (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.35	Coho Partners, Ltd. (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

1.36	Colchester Global Investors Limited (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.37	Colonial First State Asset Management (incorporated by reference to Post-Effective Amendment No. 189 dated February 7, 2013)

1.38	Columbus Circle Investors (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.39	Consilium Investment Management (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

1.40	Copeland Capital Management LLC (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.41	CoreCommodity Management, LLC (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.42	Cornerstone Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.43	Credit Suisse Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 134 dated March 31, 2010)

1.44	David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)

1.45	DCI, LLC (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.46	Delaware International Advisors Limited (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.47	Delaware Management Company (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

1.48	Delphi Management, Inc. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.49	del Rey Global Investors, LLC (incorporated by reference to Post-Effective Amendment No. 144 dated December 3, 2010)

1.50	DePrince, Race & Zollo, Inc. (incorporated by reference to Post-Effective Amendment No. 197 dated February 28, 2014)

1.51	Deutsche Bank (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.52	DDJ Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

1.53	Drake Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.54	Driehaus Capital Management LLC. (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.55	EAM Investors, LLC (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

1.56	Eaton Vance Management (incorporated by reference to Post-Effective Amendment No. 187 dated December 3, 2012)

1.57	Elk Creek Partners, LLC (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

1.58	Epoch Investment Partners, Inc. (incorporated by reference to Post-Effective Amendment No. 210 dated March 4, 2015)

1.59	Equinox Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.60	FAF Advisors (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010)

1.61	Falcon Point Capital, LLC (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

1.62	Fidelity International Limited (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

1.63	Fidelity Management and Research Company (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

1.64	First Eagle Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 176 dated June 7, 2012)

1.65	Foreign & Colonial Emerging Markets Limited (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.66	Franklin Portfolio Associates LLC (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007)

1.67	Fuller & Thaler Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.68	Galtera N.A. (incorporated by reference to Post-Effective Amendment No. 176 dated June 7, 2012)

1.69	Galtere Ltd. (incorporated by reference to Post-Effective Amendment No. 176 dated June 7, 2012)

1.70	Gartmore Global Partners (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.71	Geewax, Terker & Company (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.72	Genesis Asset Managers, LLP (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.73	GLG Inc. (incorporated by reference to Post-Effective Amendment No. 144 dated December 3, 2010)

1.74	GlobeFlex Capital, L.P. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.75	Goldman Sachs Asset Management (incorporated by reference to Post-Effective Amendment No. 162 dated December 7, 2011)

1.76	Gould Investment Partners LLC (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

1.77	H2O AM LLP (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016)

1.78	Harding, Loevner Management, L.P. (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

1.79	Harris Associates, L.P. (filed herewith)

1.80	Heitman Real Estate Securities LLC (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.81	Hermes Investment Management (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

1.82	HSBC Global Asset Management (USA), Inc. (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010)

1.83	Huber Capital Management LLC (incorporated by reference to Post-Effective Amendment No. 166 dated February 10, 2012)

1.84	Institutional Capital LLC (incorporated by reference to Post-Effective Amendment No. 187 dated December 3, 2012)

1.85	INTECH Investment Management LLC (incorporated by reference to Post-Effective Amendment No. 148 dated February 10, 2011)

1.86	Iridian Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010)

1.87	INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc. (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.88	Jacobs Levy Equity Management, Inc. (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.89	Janus Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 210 dated March 4, 2015)

1.90	Jefferies Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 159 dated July 29, 2011)

1.91	J O Hambro Capital Management Group (filed herewith)

1.92	J.P. Morgan Investment Management, Inc. (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012)

1.93	JS Asset Management (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.94	Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

1.95	Kopernik Global Investors, LLC (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

1.96	Lazard Asset Management, LLC (incorporated by reference to Pot Effective Amendment No. 222 dated August 31, 2016)

1.97	Lehman Brothers Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 124 dated July 24, 2009)

1.98	John A. Levin & Co., Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

1.99	Levin Capital Strategies, L.P. (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

1.100	Lincoln Capital Fixed Income Management Company (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

1.101	Logan Circle Partners, L.P. (incorporated by reference to Post-Effective Amendment No. 190 dated February 28, 2013)

1.102	Loomis, Sayles & Company, L.P. (filed herewith)

1.103	Lord, Abbett &Co. (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

1.104	Luther King Capital Management Corporation (incorporated by reference to Post-Effective Amendment No. 217 dated February 29, 2016)

1.105	MacKay Shields LLC (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.106	Macquarie Capital Investment Management LLC (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010)

1.107	Maple-Brown Abbott Limited (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.108	Marsico Capital Management, LLC (incorporated by reference to Post-Effective amendment No. 141 dated June 29, 2010)

1.109	Marvin & Palmer Associates, Inc. (Amended) (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

1.110	Mar Vista Investment Partners, LLC (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

1.111	Mastholm Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.112	Merganser Capital Management LP (incorporated by reference to Post-Effective Amendment No. 50 dated January 12, 2001)

1.113	Metropolitan West Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 197 dated February 28, 2014)

1.114	MFS Institutional Advisors, Inc. (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010)

1.115	Miller, Anderson & Sherrerd, LLP (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.116	Monarch Partners Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

1.117	Mondrian Investment Partners Limited (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.118	Montag & Caldwell, Inc. (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010)

1.119	Montgomery Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.120	Morgan Stanley Investment Management Inc. (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.121	Netols Asset Management, Inc. ( incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.122	Neuberger Berman Management Inc (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.123	Next Century Growth Investors, LLC (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.124	Nicholas-Applegate Capital Management LLC (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

1.125	Numeric Investors, LLC (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.126	Nuveen Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.127	NWQ Investment Management Company, LLC (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.128	Oaktree Capital Management, L.P. (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.129	Oechsle International Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.130	Omega Advisors (incorporated by reference to Post-Effective Amendment No. 176 dated June 7, 2012)

1.131	Oppenheimer Funds (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

1.132	Pacific Investment Management Company (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.133	Palisades Investment Partners, LLC (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008)

1.134	PanAgora Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 159 dated July 29, 2011)

1.135	Parametric Portfolio Associates (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.136	Passport Capital, LLC (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.137	Peachtree Asset Management (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.138	PENN Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 166 dated February 10, 2012)

1.139	Perkins Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 210 dated March 4, 2015)

1.140	Principal Global Investors LLC (incorporated by reference to Post-Effective Amendment No. 176 dated June 7, 2012)

1.141	Polaris Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 206 dated December 5, 2014)

1.142	Post Advisory Group (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016)

1.143	Putnam Investments (filed herewith)

1.144	Pzena Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

1.145	Ranger Investment Management, L.P. (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015)

1.146	RiverPark Capital Management, LLC and RiverPark Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016)

1.147	Roxbury Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

1.148	RREEF America L.L.C. (incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008)

1.149	Russell Investments (filed herewith)

1.150	Sands Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 148 dated February 10, 2011)

1.151	Sanders Capital, LLC (incorporated by reference to Post-Effective Amendment No. 148 dated February 10, 2011)

1.152	Schneider Capital Management Corporation (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

1.153	Schroders Investment Management North America Inc. (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.154	Scout Investments, Inc. (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.155	Security Capital Global Capital Management Group (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.156	Signia Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.157	Sirach Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 56 dated March 1, 2002)

1.158	Snow Capital Management L.P. (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.159	Somerset Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 210 dated March 4, 2015)

1.160	Standish Mellon Asset Management Company LLC (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009)

1.161	Stone Harbor Investment Partners LP (incorporated by reference to Post-Effective Amendment No. 145 dated December 10, 2010)

1.162	STW Fixed Income Management Ltd. (incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008)

1.163	Strong Capital Management (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.164	Suffolk Capital Management Ltd. (incorporated by reference to Post-Effective Amendment No. 133 dated March 22, 2010)

1.165	Summit Creek Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010)

1.166	Sustainable Growth Advisers, LP (incorporated by reference to Post-Effective Amendment No. 217 dated February 29, 2016)

1.167	Systematic Financial Management, L.P. (incorporated by reference to Post-Effective Amendment No. 148 dated February 10, 2011)

1.168	TCW Asset Management Co. (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.169	TCW/Scoggin, LLC (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.170	The Cambridge Strategy (Asset Management) Limited (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.171	THL Credit Advisors LLC (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.172	TimesSquare Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated October 19, 2000)

1.173	Timpani Capital Management LLC (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.174	Tradewinds Global Investors, LLC (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008)

1.175	Transamerica Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008)

1.176	T. Rowe Price Group, Inc. (incorporated by reference to Post-Effective Amendment No. 189 dated February 7, 2013)

1.177	Turner Investment Partners (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

1.178	Tygh Capital Management (incorporated by reference to Post-Effective Amendment No. 112 dated December 3, 2007)

1.179	UBS Global Asset Management – Americas (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013)

1.180	Victoria 1522 Investment, LP (incorporated by reference to Post-Effective Amendment No. 159 dated July 29, 2011)

1.181	Weiss, Peck & Greer, L.L.C. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.182	Wellington Management Company, LLP (filed herewith)

1.183	Wells Capital Management Incorporated (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

1.184	Westcap Investors (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

1.185	Western Asset Management Company (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016)

1.186	Westpeak Investment Advisors, L.P. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

1.187	Westwood Management Corp. (incorporated by reference to Post-Effective amendment No. 193 dated April 30, 2013)

1.188	Wilkinson O’Grady & Co. Inc (d/b/a Fiera Capital Global Asset Management) (incorporated by reference to Post-Effective Amendment No. 217 dated February 29, 2016)

1.189	William Blair & Company, LLC (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015)

Item 29.	Persons Controlled by or Under Common Control with Registrant

None

Item 30.	Indemnification (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008)

Item 31.	Business and Other Connections of Investment Advisor

See Registrant’s prospectus sections “Management of the Funds” and “The Money Managers,” and the Statement of Additional Information sections “Structure and Governance—Trustees and Officers,” and “Operation of RIC.”

Item 32.	Principal Underwriters

(a)	Russell Investment Funds

(b)	Russell Investments Financial Services, LLC is the principal underwriter of the Registrant. The directors and officers of Russell Investments Financial Services, LLC, their principal business address in each case is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101, and positions and offices with the Registrant and Russell Investments Financial Services, LLC are set forth below:

Name	Positions and Offices with Registrant	Position and Offices with Underwriter
Mary Beth Rhoden Albaneze	Secretary and Chief Legal Counsel	Secretary
Carla L. Anderson	None	Assistant Secretary
Jessica Gates	Assistant Secretary	Assistant Secretary
Brian Golob	None	Director
Matthew Moss	None	Chief Financial Officer
Mark Spina	None	Chairman and President
Mark E. Swanson	President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer	Director
Jean Webber	None	Treasurer
Douglas Whittle	None	Chief Compliance and Anti-Money Laundering Officer

(c)	Inapplicable.

Item 33.	Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

RIC	RIM
Russell Investment Company	Russell Investment
1301 Second Avenue,	Management, LLC
18th Floor	1301 Second Avenue
Seattle, Washington 98101	18th Floor
Seattle, Washington 98101

RIFUS
Russell Investments Fund Services, LLC
1301 Second Avenue
18th Floor
Seattle, Washington 98101

SS	MM
State Street Bank & Trust Company	Money Managers
1 Heritage Drive	See, Prospectus Section
North Quincy, Massachusetts 02171	“Money Manager Information”
for Names and Addresses

Rule 31a-1
(a)		Records forming basis for financial statements - at principal offices of SS, RIC, RIM, and MM for each entity
(b)		RIC Records:
	(1)	SS - Journals, etc.
	(2)	SS - Ledgers, etc.
	(3)	Inapplicable
	(4)	RIC - Corporate charter, etc.
	(5)	MM and RIM - Brokerage orders
	(6)	MM and RIM - Other portfolio purchase orders
	(7)	SS - Contractual commitments
	(8)	SS and RIC - Trial balances
	(9)	MM and RIM - Reasons for brokerage allocations
	(10)	MM and RIM - Persons authorizing purchases and sales
	(11)	RIC and MM - Files of advisory material
	(12)	—
(c)		Inapplicable
(d)		RIM - Broker-dealer records, to the extent applicable
(e)		Inapplicable
(f)		RIM and MM - Investment adviser records

Item 34.	Management Services

None except as described in Parts A and B.

Item 35.	Undertakings

The Cayman subsidiaries have designated an agent in the U.S. for service of process in any suit, action, or proceeding before the Commission, or any appropriate court and consents to the jurisdiction of the U.S. courts and the Commission over them.

The Funds will not in any way use the Cayman subsidiaries to evade the provisions of the Investment Company Act of 1940 or Advisers Act.

The Cayman subsidiaries maintain a set of their books and records at an office located within the U.S., and the Commission and its staff will have access to the books and records consistent with the requirements of Section 31 of Investment Company Act and the rules thereunder.

The Cayman subsidiaries have designated RIC as agent in the U.S. for service of process for any suit, action or proceeding before the commission or any appropriate court and the Cayman subsidiaries consent to the jurisdiction of the U.S. courts and the Commission over them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post Effective Amendment No. 230 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, and State of Washington, on this 28th day of February, 2017.

RUSSELL INVESTMENT COMPANY
Registrant

By:	/s/ Mark E. Swanson
Mark E. Swanson, President and
Chief Executive Officer, Treasurer and
Chief Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 28, 2017.

Signatures	Signatures

/s/ Mark E. Swanson	/s/ Thaddas L. Alston
Mark E. Swanson, President and	Thaddas L. Alston, Trustee
Chief Executive Officer, Treasurer
And Chief Accounting Officer

/s/ Kristianne Blake	/s/ Cheryl Burgermeister
Kristianne Blake, Trustee	Cheryl Burgermeister, Trustee

/s/ Daniel P. Connealy	/s/ Katherine W. Krysty
Daniel P. Connealy, Trustee	Katherine W. Krysty, Trustee

/s/ Raymond P. Tennison	/s/ Jack R. Thompson
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

RUSSELL INVESTMENT COMPANY

FILE NO. 2-71299

FILE NO. 811-03153

EXHIBITS

Listed in Part C, Item 28

To Post-Effective Amendment No. 230

and Amendment No. 236

to

Registration Statement on Form N-1A

Under

Securities Act of 1933

and

Investment Company Act of 1940

EXHIBIT INDEX

Name of Exhibit	Exhibit Number

Form of Letter Agreements regarding fee waivers and waivers and reimbursements	(h)3.1

Joint Insurance Agreement dated December 31, 2016	(h)5.1

Opinion and Consent of Counsel	(i)1.1

Consent of PricewaterhouseCoopers	(j)1.1

Harris Associates, L.P. Code of Ethics	(p)1.79

J O Hambro Capital Management Group Code of Ethics	(p)1.91

Loomis, Sayles & Company, L.P. Code of Ethics	(p)1.102

Putnam Investments Code of Ethics	(p)1.143

Russell Investments Code of Ethics	(p)1.149

Wellington Management Company, LLP Code of Ethics	(p)1.182